April 27, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington  DC  20549

RE:  Midland National Life Separate Account A

File Number 333-14081 – Premier Variable Universal Life 1.1 – Variable Executive Universal Life 2 – Variable Executive Universal Life

Commissioners:

Enclosed for filing is a copy of Post-Effective Amendment Number 18 to the above referenced Form N-6 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on April 27, 2011

Registration File No. 333-14081
811-05271

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	]
PRE-EFFECTIVE AMENDMENT NO.		[	]
POST-EFFECTIVE AMENDMENT NO. _18__		[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940		[	]
AMENDMENT NO.	137	[ X ]
(Check appropriate box or boxes.)

Midland National Life Separate Account A
(Exact name of registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of depositor)
One Sammons Plaza
Sioux Falls, South Dakota 57193-9991
(Address of depositor’s principal executive offices)
Depositor’s Telephone Number, including Area Code: (605) 335-5700

Steve Horvat, Senior Vice President – Legal	Copy to:
Midland National Life Insurance Company	Frederick R. Bellamy, Esq.
One Sammons Plaza	Sutherland Asbill & Brennan LLP
Sioux Falls, South Dakota 57193-9991	1275 Pennsylvania Avenue, N.W.
(Name and address of agent for service)	Washington, DC 20004-2415

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
x	on May 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on ________pursuant to paragraph (a)(i) of Rule 485
If appropriate check the following box:
o	This post-effective amendment designates a new effective date for a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
Interests in Individual Flexible Premium Variable Life Insurance Policies
Premier Variable Universal Life 1.1
Variable Executive Universal Life 2
Variable Executive Universal Life

pvul_prosp.htm - Midland National Life Insurance Company

PREMIER VARIABLE UNIVERSAL LIFE 1.1

Flexible Premium Variable Life Insurance Policy

Issued By:

Midland National Life Insurance Company

One Sammons Plaza • Sioux Falls, SD  57193

(605) 335-5700   (telephone) • (800) 272 – 1642 (toll-free telephone number)

(877) 841-6709 (toll-free facsimile for transaction requests) • (877) 208-6136 (toll-free facsimile for service requests)

Through the Midland National Life Separate Account A

Premier Variable Universal Life 1.1 (“the policy”) is a life insurance policy issued by Midland National Life Insurance Company.  The policy:

•         provides insurance coverage with flexibility in death benefits and premiums;

•         pays a death benefit if the Insured person dies while the policy is still inforce;

•         can provide substantial policy fund build-up on a tax-deferred basis.  However, there is no guaranteed policy fund for amounts You allocate to the investment divisions.  You bear the risk of poor investment performance for those amounts.

•         lets You borrow against Your policy, withdraw part of the net cash surrender value, or completely surrender Your policy.  There may be tax consequences to these transactions.  Loans and withdrawals affect the policy fund, and may affect the death benefit.

The policy is no longer offered for sale.  Existing policy owners may continue to pay additional premiums to their policy.

You have a limited right to examine Your policy and return it to Us for a refund.  You may decide how much Your premiums will be and how often You wish to pay them, within limits.  You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a Modified Endowment Contract (“MEC”).  If it is a MEC, then loans and withdrawals may have more adverse tax consequences.

You may allocate Your policy fund to Our General Account and up to ten investment divisions.  Each division invests in a specified mutual fund portfolio.  The mutual fund portfolios are part of the following series funds or trusts:

1.       AIM Variable Insurance Funds (Invesco Variable Insurance Funds),

2.       Alger Portfolios,

3.       American Century Variable Portfolios, Inc.,

4.       Fidelity® Variable Insurance Products,

5.       Goldman Sachs Variable Insurance Trust,

6.       Lord Abbett Series Fund, Inc.,

7.       MFS® Variable Insurance Trusts,

8.       Neuberger Berman Advisers Management Trust,

9.       PIMCO Variable Insurance Trust,

10.   ProFunds Trust,

11.   Van Eck VIP Trust, and

12.   Vanguard® Variable Insurance Funds

You can choose among the fifty-eight investment divisions listed on the following page.

Your policy fund in the investment divisions will increase or decrease based on investment performance. You bear this risk.  You could lose the amount You invest and lose Your insurance coverage due to poor investment performance.  No one insures or guarantees the policy fund allocated to the investment divisions.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

May 1, 2011

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

Alger Capital Appreciation Portfolio	Invesco V.I. Global Health Care Fund
Alger Large Cap Growth Portfolio	Invesco V.I. International Growth Fund
Alger Mid Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Capital Structure Portfolio
American Century VP Capital Appreciation Fund	Lord Abbett Series Fund, Inc. Growth and Income Portfolio
American Century VP International Fund	Lord Abbett Series Fund, Inc. International Opportunities Portfolio
American Century VP Value Fund	Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
Fidelity VIP Asset ManagerSM Portfolio	MFS® VIT Growth Series
Fidelity VIP Asset Manager: Growth® Portfolio	MFS® VIT New Discovery Series
Fidelity VIP Balanced Portfolio	MFS® VIT Research Series
Fidelity VIP Contrafund® Portfolio	MFS® VIT Total Return Series
Fidelity VIP Equity-Income Portfolio	MFS® VIT Utilities Series
Fidelity VIP Freedom 2010 Portfolio	Neuberger Berman AMT Regency Portfolio
Fidelity VIP Freedom 2015 Portfolio	PIMCO VIT High Yield Portfolio
Fidelity VIP Freedom 2020 Portfolio	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2025 Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP Freedom 2030 Portfolio	ProFund VP Japan
Fidelity VIP Freedom Income Portfolio	ProFund VP Oil & Gas
Fidelity VIP Growth & Income Portfolio	ProFund VP Small-Cap Value
Fidelity VIP Growth Opportunities Portfolio	ProFund VP Ultra Mid-Cap
Fidelity VIP Growth Portfolio	Van Eck VIP Global Hard Assets Fund
Fidelity VIP High Income Portfolio	Vanguard® VIF Balanced Portfolio
Fidelity VIP Index 500 Portfolio	Vanguard® VIF High Yield Bond Portfolio
Fidelity VIP Investment Grade Bond Portfolio	Vanguard® VIF International Portfolio
Fidelity VIP Mid Cap Portfolio	Vanguard® VIF Mid-Cap Index Portfolio
Fidelity VIP Money Market Portfolio	Vanguard® VIF REIT Index Portfolio
Fidelity VIP Overseas Portfolio	Vanguard® VIF Short-Term Investment-Grade Portfolio
Goldman Sachs VIT Large Cap Value Fund	Vanguard® VIF Small Company Growth Portfolio
Goldman Sachs VIT Structured Small Cap Equity Fund	Vanguard® VIF Total Bond Market Index Portfolio
Invesco V.I. Dividend Growth Fund[1]	Vanguard® VIF Total Stock Market Index Portfolio

1Formerly Invesco V.I. Financial Services Fund

This prospectus generally describes only the variable portion of the policy, except where the General Account is specifically mentioned.

Buying this policy might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance policy.

You should read this prospectus and the current prospectuses for the funds carefully and keep them for future reference.

This policy, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This policy may not be traded on any stock exchange or secondary market.  By purchasing this policy, You represent and warrant that You are not purchasing or intending to use this policy, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

POLICY BENEFITS/RISKS SUMMARY

POLICY BENEFITS

Death Benefit

Flexible Premium Payments

Asset Allocation Program

No Lapse Guarantee Premium

Benefits of the Policy Fund

Tax Benefits

Additional Benefits

Your Right to Examine This Policy

POLICY RISKS

Investment Risk

Surrender Charge Risk

Withdrawing Money

Risk of Lapse

Loan Risks

Tax Risks

Risk of Increases in Charges

Portfolio Risks

Fee Table

SUMMARY OF PREMIER VARIABLE UNIVERSAL LIFE 1.1

DEATH BENEFIT OPTIONS

FLEXIBLE PREMIUM PAYMENTS

INVESTMENT CHOICES

YOUR POLICY FUND

Transfers

Policy Loans

Withdrawing Money

Surrendering Your Policy

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Deductions From Your Policy Fund

Surrender Charge

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Correspondence, Inquiries, and Transactions

State Variations

Tax-Free “Section 1035” Exchanges

DETAILED INFORMATION ABOUT PREMIER VARIABLE UNIVERSAL LIFE 1.1

INSURANCE FEATURES

How the Policies Differ From Whole Life Insurance

Application for Insurance

Death Benefit

Notice and Proof of Death

Payment of Death Benefits and Lump Sum Payments

Maturity Benefit

Changes In Premier Variable Universal Life 1.1

Changing The Face Amount of Insurance

Changing Your Death Benefit Option

When Policy Changes Go Into Effect

Flexible Premium Payments

Allocation of Premiums

Additional Benefits

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The Funds

Investment Policies Of The Portfolios

Effects of Market Timing

Charges In The Funds

Asset Allocation Program

General

The Asset Allocation Models

The Current Models

Selecting an Asset Allocation Model

Periodic Updates of Asset Allocation Models and Notices of Updates

Other Information

USING YOUR POLICY FUND

The Policy Fund

Amounts In Our Separate Account

How We Determine The Accumulation Unit Value

Policy Fund Transactions and “Good Order”

Transfers Of Policy Fund

Transfer Limitations

Dollar Cost Averaging

Portfolio Rebalancing

Automatic Distribution Option

Policy Loans

Withdrawing Money From Your Policy Fund

Surrendering Your Policy

THE GENERAL ACCOUNT

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Charges Against The Separate Account

Monthly Deductions From Your Policy Fund

Transaction Charges

How Policy Fund Charges Are Allocated

Loan Charge

Surrender Charge

Portfolio Expenses

Tax Effects

INTRODUCTION

TAX STATUS OF THE POLICY

TAX TREATMENT OF POLICY BENEFITS

In General

Modified Endowment Contracts (MEC)

Distributions Other Than Death Benefits from Modified Endowment Contracts

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Investment in the Policy

Policy Loans and the Benefit Extension Rider

Withholding

Life Insurance Purchases by Residents of Puerto Rico

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

Multiple Policies

Continuation of Policy Beyond Age 100

Accelerated Benefit Rider—Terminal Illness

Accelerated Benefit Rider—Chronic Illness

Living Needs Rider

Business Uses of Policy

Employer-Owned Life Insurance Policies

Non-Individual Owners and Business Beneficiaries of Policies

Split-Dollar Arrangements

Alternative Minimum Tax

Estate, Gift, and Generation-Skipping Transfer Tax Considerations

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

Foreign Tax Credits

Possible Tax Law Changes

Our Income Taxes

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Right To Examine This Policy

Your Policy Can Lapse

You May Reinstate Your Policy

Policy Periods And Anniversaries

Maturity Date

We Own The Assets Of Our Separate Account

Changing the Separate Account

Limits On Our Right To Challenge The Policy

YOUR PAYMENT OPTIONS

Lump Sum Payments

Optional Payment Methods

YOUR BENEFICIARY

ASSIGNING YOUR POLICY

WHEN WE PAY PROCEEDS FROM THIS POLICY

YOUR VOTING RIGHTS AS AN OWNER

DISTRIBUTION OF THE POLICIES

LEGAL PROCEEDINGS

FINANCIAL STATEMENTS

Definitions

APPENDIX A

APPENDIX B

POLICY BENEFITS/RISKS SUMMARY

In this prospectus “We”, “Our”, “Us”, “Midland National”, and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the policy.  We refer to the person who is covered by the policy as the “Insured” or “Insured person”, because the Insured person and the owner may not be the same.

There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance policy. In this prospectus, these words and phrases are generally in bold face type.

This summary describes the policy’s important risks and benefits. The detailed information appearing later in this prospectus further explains the following summary.  This summary must be read along with that detailed information.  Unless otherwise indicated, the description of the policy in this prospectus assumes that the policy is inforce and that there is no outstanding policy loan.

This prospectus generally describes policies issued after May 1, 2003 with respect to certain features (including the premium charge and cost of insurance deduction and no lapse guarantee period).  For information on how policies issued before May 1, 2003 are different, see Appendix A.

POLICY BENEFITS

Death Benefit

Premier Variable Universal Life 1.1 is life insurance on the Insured person.  If the policy is inforce We will pay a death benefit when the Insured person dies.  You can choose between two death benefit options:

•         Option 1: death benefit equals the face amount  of the insurance policy.  This is sometimes called a “level” death benefit.

•         Option 2: death benefit equals the face amount plus the policy fund.  This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances.  See “Death Benefit” on page 22.

We deduct any policy debt and unpaid charges before paying any benefits.  The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

You may change the death benefit option You have chosen.  You may also increase or decrease the face amount of Your policy, within certain limits.

Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits.  We require an initial premium at issue which is at least equal to one month’s no lapse guarantee premium.  The no lapse guarantee premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class.  We are not required to accept any premium and We currently reject any premium of less than $50.00.  However, under current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.  See “Flexible Premium Payments” on page 25.

Asset Allocation Program

We make an asset allocation service available at no additional charge for use within the contract.  The asset allocation program is designed to assist You in allocating Your net premium and policy fund among the investment choices available under the policy.  If You participate in the asset allocation program, then You must select one of the asset allocation model portfolios available under the policy; We will not make this decision.  See "Asset Allocation Program" on page 40.  There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

No Lapse Guarantee Premium

During the no lapse guarantee period, Your policy will remain inforce as long as You meet the applicable no lapse guarantee premium requirements. See “Premium Provisions During The No Lapse Guarantee Period” on page 26.

Benefits of the Policy Fund

•              Withdrawing Money from Your Policy Fund.  You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make is 50% of Your net cash surrender value (that is Your policy fund minus policy debt minus surrender charge) in the first policy year; thereafter, it is 90% of Your net cash surrender value.  There may be tax consequences for making a partial withdrawal. See “Withdrawing Money From Your Policy Fund” on page 53.

  •              Surrendering Your Policy.  You can surrender Your policy for cash and then We will pay You the net cash surrender value (the policy fund minus the surrender charge and minus any policy debt).  See “Surrendering Your Policy” on page 17.  There may be tax consequences for surrendering Your policy.

•              Policy Loans.  You may borrow up to 92% of Your cash surrender value (the policy fund less the surrender charge) minus any policy debt. Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200.  See “Policy Loans” on page 52.  Policy loan interest is not tax deductible on policies owned by an individual. There may be federal tax consequences for taking a policy loan. See “Tax Effects” on page 61.

•              Transfers of Policy Fund.  You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions.  Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th transfer in a policy year.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  There are additional limitations on transfers to and from the General Account. See “Transfers Of Policy Fund” on page 47 and “Transfer Limitations” on page 48.

•              Dollar Cost Averaging (“DCA”).  The DCA program enables You to make scheduled monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  The minimum monthly amount to be transferred using DCA is $200.  See “Dollar Cost Averaging” on page 50.

•              Portfolio Rebalancing.  The Portfolio Rebalancing Option allows policy owners, who are not participating in a DCA program, to have the Company automatically reset the percentage of policy fund allocated to each investment division to a pre-set level.  At each policy anniversary, We will transfer amounts needed to “balance” the policy fund to the specified percentages selected by You.  See “Portfolio Rebalancing” on page 51.

•              Automatic Distribution Option.  You can elect to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual or annual basis by filling out one form, and We will automatically process the necessary withdrawals and loans.  See “Automatic Distribution Option” on page 51.

Tax Benefits

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code.  Assuming that the policy does satisfy that definition, the death benefit generally should be excludable from the gross income of its recipient.  Similarly, You should not be deemed to be in constructive receipt of the policy value (the policy fund), and therefore should not be taxed on increases in the policy fund until You take out a loan or withdrawal, surrender the policy, or We pay the maturity benefit.  In addition, transfers of policy funds (among investment divisions and between the General Account and the various investment divisions) are not taxable transactions.

See “Tax Risks” on page 10 and “Tax Effects” on page 61.  You should consult with and rely on a qualified tax advisor for assistance in all policy related tax matters.

Additional Benefits

Your policy may have one or more supplemental benefits that are options or attached by rider to the policy.  Each benefit is subject to its own requirements as to eligibility and additional cost.  The additional benefits that may be available to You are:

• Accelerated Benefit Rider – Chronic Illness	• Extended Maturity Option
• Accelerated Benefit Rider – Terminal Illness	• Family Insurance Rider*
• Accidental Death Benefit Rider	• Flexible Disability Benefit Rider*
• Additional Insured Rider	• Flexible Disability Benefit Rider 2
• Automatic Benefit Increase Provision Rider*	• Guaranteed Insurability Rider
• Benefit Extension Rider	• Living Needs Rider**
• Children’s Insurance Rider*	• Waiver of Charges Rider
• Children’s Insurance Rider 2

                *No longer available for issue on new or inforce policies.

                **No longer available on new policies.

Some of these benefits may have tax consequences and there are usually extra charges for them.  Please consult Your tax advisor before selecting or exercising an additional benefit.

Your Right to Examine This Policy

For a limited period of time, as specified in Your policy, You have a right to return Your policy for a refund.  See “Your Right To Examine This Policy” on page 67.

POLICY RISKS

Investment Risk

Your policy fund in the investment divisions will increase or decrease based on investment performance of the underlying portfolios. You bear this risk. We deduct fees and charges from Your policy fund, which can significantly reduce Your policy fund.  During times of poor investment performance, the deduction of fees and charges based on the net amount at risk will have an even greater negative impact on Your policy fund. If You allocate net premium to the General Account, then We credit Your policy fund in the General Account with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although, it will never be lower than a guaranteed minimum annual effective rate of 3.5%. No one insures or guarantees the policy fund allocated to the investment divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios. You should purchase the policy only if You have the financial ability to keep it inforce for a substantial period of time.  You should not purchase the policy if You intend to surrender all or part of the policy value in the near future.

This policy is not suitable as a short-term investment.

Surrender Charge Risk

If You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period, We will deduct a surrender charge.  The surrender charge period lasts for the first 10 policy years after the date of issue or increase in face amount. It is possible that You will receive no net cash surrender value if You surrender Your policy, especially in the first few policy years. See “Surrender Charge” on page 59. Taxes and a tax penalty may apply. See “Tax Effects” on page 61.

Withdrawing Money

Withdrawals will reduce Your policy fund.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the policy.

We will deduct a withdrawal charge if You make more than one withdrawal in any given policy year.  The maximum partial withdrawal You can make during the first policy year is 50% of the net cash surrender value; in any policy year thereafter it is 90% of the net cash surrender value. Taxes and a tax penalty may apply.  See “Tax Effects” on page 61.

Risk of Lapse

Your policy can lapse if the net cash surrender value is not sufficient to pay the monthly deductions. Taxes and a tax penalty may apply if Your policy lapses while a policy loan is outstanding.

•          Planned Premium.  You choose a planned periodic premium. But payment of the planned premiums may not ensure that Your policy will remain inforce.  Additional premiums may be required to keep Your policy from lapsing.  You need not pay premiums according to the planned schedule.  Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the no lapse guarantee period by paying premiums equal to those required to meet the accumulated no lapse guarantee premium requirements described in “Premium Provisions During The No Lapse Guarantee Period” on page 26. Nevertheless, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirements and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See “Your Policy Can Lapse” on page 67.

•               Policy Loans.  Your loan may affect whether Your policy remains inforce. If Your loan lowers the value of Your policy fund to a point where the monthly deductions are greater than Your policy’s net cash surrender value, then the policy’s lapse provision may apply.  Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken.  For more details see “Policy Loans” on page 63.

•               Surrender Charge Period. If You allow Your policy to lapse during the surrender charge period, We will deduct a surrender charge.

Loan Risks

Taking a policy loan will have a permanent effect on Your policy fund and benefits under Your policy.  A policy loan will reduce the death benefit proceeds or any benefit paid on the maturity date (i.e., the policy anniversary after the Insured person's 120th birthday), and the net cash surrender value of Your policy.  Taking a policy loan also may make Your policy more susceptible to lapse, and may have tax consequences.  See "Policy Loans" on page 52 and "Tax Effects" on page 61.

Tax Risks

In order to qualify as a life insurance policy for Federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under Federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code.  Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements, particularly if You pay the full amount of premiums under the policy.

Depending on the total amount of premiums You pay, the policy may be treated as a modified endowment contract under federal tax laws.  If a policy is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy.  In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before You reach age 59 ½.  If the policy is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the policy and then as taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a policy that is not a modified endowment contract are subject to the 10% penalty tax.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its contract value (i.e., the policy fund) is just enough to pay off the policy loans that have been taken out and then relying on the Benefit Extension Rider to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the Benefit Extension Rider is lower than the policy’s original death benefit, then the policy might become a MEC which could result in a significant tax liability attributable to the balance of any policy debt.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

See “Tax Effects” on page 61.  You should consult a qualified tax advisor for assistance in all policy-related tax matters.

Risk of Increases in Charges

Certain fees and charges assessed against the policy are currently at levels below the guaranteed maximum levels.  We may increase these fees and charges up to the guaranteed maximum level.  If fees and charges are increased, the risk that the policy will lapse increases and You may have to increase the premiums to keep the policy inforce.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the portfolios’ prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.

Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that You will pay at the time You buy the policy, make premium payments, take cash withdrawals, surrender the policy, exercise certain riders or transfer policy funds between investment divisions.

Transaction Fees

Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Premium Charge The current charge is lower (as shown) if the initial face amount of insurance is $1,000,000 or greater.ii	Upon receipt of a premium payment.	5.0% of each premium payment in all policy years.

If the initial face amount of insurance is less than  $1,000,000, the charge  is 5.0% of each premium payment received in policy years 1 through 15.  Otherwise, it is 4.5% of each premium payment received in policy years 1-15.

Civil Service Allotment Service Charge	Upon receipt of a premium payment where Civil Service Allotment is chosen.	$0.46 from each bi-weekly premium payment.	$0.46 from each bi-weekly premium payment.
Surrender Chargeiii (Deferred Sales Charge) Minimum and Maximum	At the time of surrender or lapse that occurs (a) during the first 10 policy years, or (b) during the first 10 policy years following any increase in face amount.	$9.00 up to $52.50 in the first policy year per $1,000 of face amount.iv	$9.00 up to $52.50 in the first policy year per $1,000 of face amount.iv
Charge for a male Insured issue age 40 in the nonsmoker premium class in the first policy year		$22.00 per $1,000 of face amount.	$22.00 per $1,000 of face amount.
Partial Withdrawal Charge	Upon partial withdrawal.	Lesser of $25 or 2% of amount withdrawn on any withdrawal after the first one in any policy year.	Lesser of $25 or 2% of the amount withdrawn on any withdrawal after the first one in any policy year.
Transfer Fees	Upon transfer of any money from the investment divisions or the General Account.	$25 on each transfer after the 12th transfer in any one policy year.	$0 on all transfers.
Additional Benefits Charges
Accelerated Benefit Rider– Chronic Illness	At the time a benefit is paid out.	$200.00	$200.00
Accelerated Benefit Rider– Terminal Illness	At the time a benefit is paid out.	$200.00	$200.00
Living Needs Rider**	At the time a benefit is paid out.	$500.00	$200.00[v]

The next table describes the fees and expenses that You will pay periodically during the time that You own the policy, not including mutual fund portfolio fees and expenses.

Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses
Amount Deducted[i]
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge
Cost of Insurance Deductionvi Minimum and Maximum	On the policy date and on every monthly anniversary.	$0.06 up to $83.33 per $1,000 of net amount at riskvii per month.

If the Initial specified face amount is less than or equal to $249,999 –the charges vary from  $0.04 up to $25.91 per $1,000 of net amount at risk per month.

If the Initial face amount is greater than or equal to $250,000 but less than or equal to $999,999 the charges vary from $0.04 up to $24.09 per $1,000 of net amount at risk per month.

If the initial face amount is greater than or equal to $1,000,000 the charges vary from $0.04 up to $22.95 per $1,000 of net amount at risk per month.

Charges for a male Insured issue age 40 in the nonsmoker premium class in the first policy year with an initial specified face amount of $375,000.		$0.20 per $1,000 of net amount at risk per month.	$0.13 per $1,000 of net amount at risk per month.
Expense Charge	On the policy date and on every monthly anniversary.	$7 per month in all policy years.	$7 per month in policy years 1 through 15 and $4 per month thereafter.
Mortality and Expense Risk Charge	On each day the policy remains inforce.	Annual rate of 0.90% of the policy Separate Account assets in policy years 1-10 and 0.10% thereafter.	Annual rate of 0.90% of the policy Separate Account assets in policy years 1 – 10 and 0.10% thereafter.
Loan Interest Spreadviii	On policy anniversary or earlier, as applicableix	4.50% (annually) in policy years 1-5; 0.00% (annually) thereafter.	2.00% (annually) in policy years 1-5; 0.00% (annually) thereafter.
Additional Benefits Charges[x]
Accidental Death Benefit Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.03 up to $0.09 per month per $1,000 of accidental death benefit selected.	$0.03 up to $0.09 per month per $1,000 of accidental death benefit selected.
Charge for a male Insured attained age 40 in the nonsmoker premium class in the first policy year following the rider date.		$0.08 per month per $1,000 of accidental death benefit.	$0.08 per month per $1,000 of accidental death benefit.
Additional Insured Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.16 up to $83.33 per month per $1,000 of Additional Insured Rider death benefit.	$0.09 up to $19.23 per month per $1,000 of Additional Insured Rider death benefit.
Charge for a female Insured attained age 40 in the nonsmoker premium class in the first policy year following the rider date.		$0.42 per month per $1,000 of Additional Insured Rider death benefit.	$0.22 per month per $1,000 of Additional Insured Rider death benefit.
Children's Insurance Rider*	On rider date and each monthly anniversary thereafter.	$0.52 per month per $1,000 of Children's Insurance benefit. xi	$0.52 per month per $1,000 of Children's Insurance benefit.
Children's Insurance Rider 2	On rider date and each monthly anniversary thereafter.	$0.50 per month per $1,000 of Children's Insurance benefit. xii	$0.50 per month per $1,000 of Children's Insurance benefit.
Family Insurance Rider*	On rider date and each monthly anniversary thereafter.	$1.72 per month per unit of Family Insurance Rider.xiii	$1.72 per month per unit of Family Insurance Rider.
Flexible Disability Benefit Rider* Minimum and Maximum Charge for a male insured issue age 40 in the nonsmoker premium class	On rider date and each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60	$0.21 up to $0.50 per month per $10 of monthly benefit $0.33 per month per $10 of monthly benefit	$0.21 up to $0.80 per month per $10 of monthly benefit $0.33 per month per $10 of monthly benefit
Flexible Disability Benefit Rider 2 Minimum and Maximum	On rider date and each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.	$0.27 up to $0.80 per month per $10 of monthly benefit.	$0.27 up to $0.80 per month per $10 of monthly benefit.
Charge for a male Insured issue age 40 in the nonsmoker premium class.		$0.50 per month per $10 of monthly benefit.	$0.50 per month per $10 of monthly benefit.
Guaranteed Insurability Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.
Charge for a male Insured issue age 30 in the nonsmoker premium class		$0.13 per month per $1,000 of Guaranteed Insurability benefit elected.	$0.13 per month per $1,000 of Guaranteed Insurability benefit elected.
Waiver of Charges Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.01 up to $0.12 per month per $1,000 of face amount.	$0.01 up to $0.12 per month per $1,000 of face amount.
Charge for a male Insured issue age 40 in the nonsmoker premium class in the first policy year		$0.02 per month per $1,000 of face amount.	$0.02 per month per $1,000 of face amount.

i Some of these charges are rounded off in accordance with regulations of the U.S. Securities and Exchange Commission.  Actual charges may be somewhat higher or lower.

ii The premium charge percentage is based on the initial face amount at the time of issue and does not increase or decrease if there is a subsequent change in the face amount of the policy.

iii The surrender charge varies based upon the sex, issue age, and rating class of the Insured person on the issue date.  The surrender charges shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the surrender charge applicable to Your policy.  For more detailed information concerning Your surrender charges, please contact Our Administrative Office.

iv These charges decrease gradually in policy years 2 through 10 to $0.00 for policy years 11 and thereafter.  An increase in face amount establishes a new surrender charge schedule for the amount of the increase in face amount based upon the sex, attained age and rating class at the time the face amount increase becomes effective.

v Currently We charge an administrative fee of $200 at the time benefits are paid from this rider.  We reserve the right to increase this amount.

vi The cost of insurance rate varies based upon a number of factors, including, but not limited to, the sex, attained age, and rating class of the Insured person at the time of the charge.  The cost of insurance deductions shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the cost of insurance deduction applicable to Your policy.  For more detailed information concerning Your cost of insurance deductions, please contact Our Administrative Office. We may place an Insured in a substandard underwriting class with ratings that reflect higher mortality risks and that result in a higher cost of insurance deduction.

vii As of any monthly anniversary, the net amount at risk is the death benefit less the policy fund (after all deductions for that monthly anniversary, except the cost of insurance deduction).

viii The Loan Interest Spread is the difference between the amount of interest We charge You for a loan (guaranteed not to exceed a maximum of 8.00% annually) and the amount of interest We credit to the amount in Your loan account (which is 3.50% annually).

ix While a policy loan is outstanding, loan interest is charged in arrears on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death.

x Charges for these riders may vary based on the policy duration, Insured’s issue or attained age, sex, risk class, and benefit amount.  Charges based on attained age may increase as the Insured ages.  The rider charges shown in the table may not be typical of the charges You will pay.  Your policy’s specification page will indicate the rider charges applicable to Your policy, and more detailed information concerning these rider charges is available upon request from Our Administrative Office.

xiRegardless of the number of children or their age, up to age 21.

xii Regardless of the number of children or their age, up to age 18

xiii Regardless of the number of children or their age, up to age 21, or the age of the spouse. A unit of coverage provides for a decreasing term insurance benefit for the spouse that is shown in the rider form You receive with Your policy as well as $1,000 of term insurance for each of the Insured’s children.

*No longer available for issue on new or inforce policies.

**No longer available on new policies.

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2010.  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:

	Lowest	Highest
Total Annual Portfolio Operating Expenses [1] (total of all expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)	0.10%	1.96%

1 The portfolio expenses used to prepare this table were provided to Midland National by the funds or their fund managers.  Midland National has not independently verified such information.  The expenses reflect those incurred as of December 31, 2010.  Current or future expenses may be greater or less than those shown.

These fees and expenses are paid out of the assets of the portfolio companies.  A comprehensive discussion of the risks, charges and expenses of each portfolio company may be found in the portfolio company’s prospectus.  You can obtain a current copy of the portfolio companies’ prospectuses by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone:  (800) 272-1642

Fax: (605) 335-3621 or toll-free (877) 208-6136

For information concerning compensation paid for the sale of the policies, see “Distribution of the Policies” on page 74.

SUMMARY OF PREMIER VARIABLE UNIVERSAL LIFE 1.1

DEATH BENEFIT OPTIONS

Premier Variable Universal Life 1.1 provides life insurance on the Insured person. If the policy is inforce We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

•        Option 1: death benefit equals the face amount of the insurance policy. This is sometimes called a “level” death benefit.

•        Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 22.

We deduct any policy debt and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

The minimum face amount is $150,000.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within limits.

FLEXIBLE PREMIUM PAYMENTS

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month’s no lapse guarantee premium. The no-lapse guarantee premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class. We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.

You may choose a planned periodic premium. But payment of the planned premiums may not ensure that Your policy will remain inforce. Additional premiums may be required to keep Your policy from lapsing. You need not pay premiums according to the planned schedule. Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the no lapse guarantee period by paying premiums equal to those required to meet the accumulated no lapse guarantee premium requirements described in “Premium Provisions During The No Lapse Guarantee Period” on page 26.

INVESTMENT CHOICES

You may allocate Your policy fund to up to ten of the fifty-eight available investment divisions.

You bear the complete investment risk for all amounts allocated to any of these investment divisions.  For more information, see “The Funds” on page 35. You may also allocate Your policy fund to Our General Account, where We guarantee the safety of principal and a minimum interest rate.  See the “THE GENERAL ACCOUNT” on page 55.

YOUR POLICY FUND

Your policy fund begins with Your first premium payment.  From Your premium We deduct a premium charge, any per premium expenses as described in the “Deductions From Your Premiums” section on page 56 and the first monthly deduction as described in the “Monthly Deductions From Your Policy Fund” section on page 56.  The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits, and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        the impact of loans, and

•        the impact of partial withdrawals.

There is no guaranteed policy fund for amounts allocated to the investment divisions.

See “Deductions From Your Premiums” on page 56.

Transfers

You may transfer Your policy fundamong the investment divisionsand between the General Account and the various investment divisions.  Transfers take effect when We receive Your request in good order.  We require a minimum amount for each transfer, usually $200.  Currently, We allow an unlimited number of free transfers.  We reserve the right to charge a $25 fee for each transfer after the 12th in a policy year.  There are other limitations on transfers to and from the General Account. See “Transfers Of Policy Fund” on page 47. Completed transfer requests received at Our Administrative Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.

Policy Loans

You may borrow up to 92% of Your net cash surrender value (the policy fund less the surrender charge minus any policy debt).  Your policy will be the sole security for the loan.  Your policy states a minimum loan amount, usually $200.  Policy loan interest accrues daily at an annual adjusted rate.  See “Policy Loans” on page 52.  Policy loan interest is not tax deductible on policies owned by an individual.  There may be federal tax consequences for taking a policy loan.  See “Tax Effects” on page 61.

Withdrawing Money

You may make a partial withdrawal from Your policy fund.  The current minimum withdrawal amount is $200.  The maximum partial withdrawal You can make in the first policy year is 50% of the net cash surrender value; thereafter it is 90% of the net cash surrender value. The net cash surrender value is the policy fund minus any surrender charge minus any policy debt.  Withdrawals are subject to other requirements.  If You make more than one withdrawal in a policy year, then We deduct a service charge (no more than $25) for each subsequent withdrawal. See “Withdrawing Money From Your Policy Fund” on page 53.  Withdrawals could considerably reduce or eliminate some benefits or guarantees of the policy.  Withdrawals and surrenders may have negative tax effects.  See “Tax Effects” on page 61.  Completed partial withdrawal requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  Withdrawals are effected at unit values determined at the close of business on the day the withdrawal takes effect.

Surrendering Your Policy

You can surrender Your policy for cash and then We will pay You the net cash surrender value.  A surrender charge will be deducted if You surrender Your policy or allow it to lapse during the surrender charge period. It is possible that You will receive no net cash surrender value if You surrender Your policy, especially in the first few policy years. See “Surrendering Your Policy” on page 54.Taxes and a tax penalty may apply. See “Tax Effects” on page 61.

Completed surrender requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

For most policies, We deduct a 5.0% premium charge from each premium payment.  (The charge is 4.5% for policies issued after May 1, 2003 with an initial face amount of insurance of $1,000,000 or more).  The premium charge is based on the initial face amount at the time of issue and does not increase or decrease if there is a subsequent change in the face amount of the policy.  We currently intend to eliminate this charge after the 15th policy year. (This is not guaranteed.)  This charge partially reimburses Us for the selling and distribution costs of this policy and for premium taxes We pay.  If You elect to pay premiums by Civil Service Allotment, We also deduct a 46¢ (forty-six cents) service charge from each premium payment.  See “Deductions From Your Premiums” on page 56.

Deductions From Your Policy Fund

Certain amounts are deducted from Your policy fund monthly.  These are:

•        an expense charge of $7.00.  We currently intend to reduce this charge to $4.00 after the 15th policy year. (This reduction is not guaranteed.)

•        a cost of insurance deduction.  The amount of this charge is based on a number of factors, including, but not limited to, the Insured person’s attained age, sex, risk class, and the amount of insurance under Your policy; and

•        charges for additional benefits.

In addition, We can deduct fees when You make:

•        a partial withdrawal of net cash surrender value more than once in a policy year or

•        more than twelve transfers a year between investment divisions.  (We currently waive this charge).  See “Monthly Deductions From Your Policy Fund” on page 56.

We also deduct a daily charge at an annual rate of 0.90% of the assets in every investment division in the first 10 policy years and 0.10% after the 10th policy year.

Surrender Charge

We deduct a surrender charge only if You surrender Your policy for its net cash surrender value or let Your policy lapse during the first 10 policy years.  If You keep this policy inforce for longer than 10 years, then You will not incur a surrender charge on the original face amount of insurance.  As explained in the sections entitled “Surrender Charge” on page 59 a face amount increase will result in a new 10 year surrender charge period on the amount of the increase.

The surrender charge varies by the issue age, sex and class of the Insured at the time of issue.  The per $1,000 of face amount surrender charge is highest in the first year of Your policy and decreases to $0.00 after the end of 10 policy years.  For example, a male with an issue age of 35 and a class of preferred non-smoker will have a first year surrender charge of $18.05 per $1,000 of the face amount, but a male with an issue age of 65 and a class of preferred non-smoker will have a first year surrender charge of $47.50 per $1,000 of the face amount.  The maximum first year surrender charge for all issue ages, sexes and classes is $52.50 per $1,000 of the face amount.  The $52.50 per $1,000 surrender charge occurs for males issued at a smoker class with issue ages at 58 or older.

The surrender charge at the time of surrender is determined by multiplying the surrender charge listed in Your policy form, for the appropriate policy year, times the appropriate face amount of insurance and dividing by 1,000. If You decrease Your face amount after Your policy is issued, the surrender charge will not change. If You increase Your face amount after Your policy is issued, We will send You an endorsement, which specifies the surrender charges for the amount of the increase. See “Surrender Charge” on page 59 for a full description of how the new surrender charges are determined for a face amount increase and for examples of the surrender charges for various issue ages, sexes and classes.

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Your policy remains inforce if the net cash surrender value can pay the monthly deductions.  In addition, during the no lapse guarantee period, Your policy will remain inforce as long as You meet the applicable no lapse guarantee premium requirements.  However, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirement and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period).  See “Your Policy Can Lapse” on page 67.

Correspondence, Inquiries, and Transactions

You can write to Us or call Us at Our Administrative Office to request transactions under Your policy, such as paying premiums, making transfers between investment divisions, or changing the face amount of Your policy, or with questions or to request information or service for Your policy.  Our Administrative Office is located at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

(800) 272-1642

FAX (Facsimile) Numbers

We have different fax (facsimile) numbers for different types of services.

 Transaction Requests

To send Us transaction requests by fax (facsimile), You should use the following fax numbers:

(605) 335-8557

 (877) 841-6709 (toll-free)

Some examples of transaction requests are:

                                 1.         Partial Withdrawals

                                 2.         Loan requests

                                 3.         Surrender requests

                                 4.         Transfers among funds

                                 5.         Fund or General Account additions/deletions

                                 6.         Premium allocation changes

                                 7.         Monthly deduction changes

                                 8.         Dollar Cost Averaging set-up

                                 9.         Portfolio rebalancing set-up

Transaction requests must be in “good order” and received at Our Administrative Office, at the address or number(s) above, to be processed (see “Policy Fund Transactions and “Good Order”” on page 47.)  Any transaction requests sent to another number (including the fax numbers below under “Service Requests”) or address may not be considered received and may not receive that day’s price.

Service Requests

To send Us service requests by fax (facsimile), You should use the following fax numbers:

(605) 335-3621

(877) 208-6136 (toll-free)

Transaction requests should not be faxed to these numbers, but instead to the Transaction Request fax numbers, above.

Some examples of service requests would be:

                                 1.         Ownership changes

                                 2.         Beneficiary changes

                                 3.         Collateral Assignments

                                 4.         Address changes

                                 5.         Request for general policy information

                                 6.         Adding or canceling Riders or Additional Benefits

                                 7.         Requesting prospectuses (or other information and documents) about the policy or the underlying funds

The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We may record all telephone requests.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the policy owner by name, social security number, date of birth of the owner or the Insured, or other identifying information.  We only allow certain transaction requests to be made with a telephone request.  Partial withdrawal, transfer, surrender and loan requests must be in good order, and may be made in writing or by facsimile to Our Administrative Office.  Facsimile and telephone correspondence and transaction requests may not always be available.  Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should make Your correspondence and transaction request in writing.  There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Administrative Office.  You bear these risks. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe are genuine.

State Variations

Certain provisions of the policies may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in Your state.  See Your policy for specific variations since any such variations will be included in Your policy or in riders or endorsements attached to Your policy.  See Your agent or contact Our Administrative Office for additional information that may be applicable to Your state.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both policies carefully.  Remember that if You exchange another policy for the one described in this prospectus, You might have to pay a surrender charge and income taxes, including a possible penalty tax, on Your old policy, and there will be a new surrender charge period for this policy and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another policy for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this policy through an exchange or otherwise). If You purchase the policy in exchange for an existing life insurance policy from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the policy until We receive it. You should consult with and rely upon a tax advisor if You are considering a policy exchange. See “Tax Effects” on page 61.

DETAILED INFORMATION ABOUT PREMIER VARIABLE UNIVERSAL LIFE 1.1

INSURANCE FEATURES

This prospectus describes Our Premier Variable Universal Life 1.1 policy.  There may be contractual variances because of requirements of the state where Your policy is delivered.

How the Policies Differ From Whole Life Insurance

Premier Variable Universal Life 1.1 provides insurance coverage with flexibility in death benefits and premium payments.  It enables You to respond to changes in Your life and to take advantage of favorable financial conditions.  The policy differs from traditional whole life insurance because You may choose the amount and frequency of premium payments, within limits.

In addition, Premier Variable Universal Life 1.1 has two types of death benefit options.  You may switch back and forth between these options.  Premier Variable Universal Life 1.1 also allows You to change the face amount (within limits) without purchasing a new insurance policy.  However, evidence of insurability may be required.

Premier Variable Universal Life 1.1 is “variable“ life insurance because the policy fund and other benefits will vary up or down depending on the investment performance of the investment divisions or options You select.  You bear the risk of poor investment performance, but You get the benefit of good performance.

Application for Insurance

To apply for a policy You must submit a completed application, in good order.  We decide whether to issue a policy based on the information in the application and Our standards for issuing insurance and classifying risks.  If We decide not to issue a policy, then We will return the sum of premiums paid plus interest credited.  The maximum issue age is 75.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You.  Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.

We offer other variable life insurance policies that have different death benefits, policy features, and optional benefits.  However, these other policies also have different charges that would affect Your investment performance and policy fund.  To obtain more information about these other policies, contact Our Administrative Office.

Death Benefit

As long as Your policy remains inforce, We will pay the death benefit to the beneficiary when the Insured dies (outstanding policy debt will be deducted from the proceeds).  As the owner, You may choose between two death benefit options:

•        Option 1 provides a benefit that equals the face amount of the policy.  This “level” death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges.  Except as described below, the option 1 death benefit is level or fixed at the face amount.

•        Option 2 provides a benefit that equals the face amount of the policy plus the policy fund on the day the Insured person dies.  This “variable” death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage.  Under option 2, the value of the death benefit fluctuates with Your policy fund.

Under both options, federal tax law may require a greater benefit.  This benefit is a percentage multiple of Your policy fund.  The percentage declines as the Insured person gets older (this is referred to as the “corridor” percentage).  The minimum death benefit will be Your policy fund on the day the Insured dies multiplied by the percentage for his or her age.  For this purpose, age is the attained age (last birthday) at the beginning of the policy year of the Insured’s death.   A table of corridor percentages and some examples of how they work, are in the Statement of Additional Information which is available free upon request (see back cover).

Under either option, the length of time Your policy remains inforce depends on the net cash surrender value of Your policy and whether You meet the no lapse guarantee period requirements.  Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your policy fund.  In addition, during the no lapse guarantee period. Your policy remains inforce if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly no lapse guarantee premiums for all of the policy months since the policy was issued.

The investment performances of the investment divisions and the interest earned in the General Account affect Your policy fund.  Therefore, the returns from these investment options can affect the length of time Your policy remains inforce.

The minimum initial face amount is $150,000.

Notice and Proof of Death

We require satisfactory proof of the Insured person’s death before We pay the death benefit.  That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to Us.

Payment of Death Benefits and Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest paid on amounts in the Midland National Access Account are currently taxable to the beneficiary.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

Maturity Benefit

If the Insured person is still living on the maturity date, We will pay You the policy fund minus any outstanding loans.  The policy will then end.  The maturity date is the policy anniversary after the Insured person’s 100th birthday.  See “Maturity Date” on page 68.  In certain circumstances, You may extend the maturity date (doing so may have tax consequences).   See “Tax Effects” on page 61.

Changes In Premier Variable Universal Life 1.1

Premier Variable Universal Life 1.1 gives You the flexibility to choose from a variety of strategies that enable You to increase or decrease Your insurance protection. Changing Your insurance protection may have tax consequences.  You should consult a tax adviser before changing Your insurance protection.

A reduction in face amount lessens the emphasis on a policy’s insurance coverage by reducing both the death benefit and the amount of pure insurance provided.  The amount of pure insurance is the difference between the death benefit and the policy fund.  This is the amount of risk We take.  A reduced amount at risk results in lower cost of insurance deductions from Your policy fund.

Increases in the face amount have the exact opposite effect of decreases.

A partial withdrawal reduces the policy fund and will reduce the death benefit, while providing You with a cash payment, but generally does not reduce the amount at risk.

Choosing not to make premium payments may have the effect of reducing the policy fund.

Under death benefit option 1, a reduction in the policy fund, due to negative market performance, has the following effect:

•        it increases the amount at risk (thereby increasing the cost of insurance deductions); and

•        it leaves the death benefit unchanged.

Under death benefit option 2, a reduction in the policy fund, due to negative market performance, has the following effect:

•        it decreases the death benefit; and

•        it either decreases the amount at risk or leaves it unchanged.

A reduction in the policy fund due to a partial withdrawal may have a different effect as shown in the example below.

Death Benefit Option 2 -- Face Amount + Policy Fund

		Policy NOT	Policy IN
		in Corridor	Corridor	Corridor Factor
Before	Face Amount	$ 100,000	$ 100,000	Age 35	2.5
Partial	Policy Fund	$ 30,000	$ 75,000
Withdrawal	Death Benefit	$ 130,000	$ 187,500
	Amount at Risk	$ 100,000	$ 112,500

	Partial Withdrawal	$ 10,000	$ 10,000

After	Face Amount	$ 100,000	$ 100,000
Partial	Policy Fund	$ 20,000	$ 65,000
Withdrawal	Death Benefit	$ 120,000	$ 165,000
	Amount at Risk	$ 100,000	$ 100,000

Under death benefit option 1, a partial withdrawal results in a dollar for dollar reduction of both the policy fund and the face amount (and hence death benefit).

Changing The Face Amount of Insurance

You may change the face amount of Your policy by submitting a fully completed policy change application, in good order, to Our Administrative Office.  You can only change the face amount twice each policy year.  All changes are subject to Our approval and to the following conditions.

For increases:

•        Increases in the face amount must be at least $25,000.  By Midland National’s current company practice, We may allow amounts lower than this.

•        To increase the face amount, You must provide, in good order, a fully completed policy change application and satisfactory evidence of insurability.  If the Insured person has become a more expensive risk, then We charge higher cost of insurance fees for the additional amounts of insurance (We reserve the right to change this procedure in the future).

•        Monthly cost of insurance deductions from Your policy fund will increase.    These begin on the date the face amount increase takes effect.

•        The right to examine this policy does not apply to face amount increases.  (It only applies when You first purchase the policy).

•        There will be an increase in the no lapse guarantee premium requirements.

•        A new surrender charge period and a new or increased surrender charge will apply to the face amount increase

For decreases:

•        The surrender charge remains unchanged at the time of decrease.

•        You cannot reduce the face amount below the minimum issue amounts as noted on the Schedule of Policy Benefits page of Your policy.

•        Monthly cost of insurance deductions from Your policy fund will decrease.

•        The federal tax law may limit a decrease in the face amount.  If that limit applies, then Your new death benefit will be Your policy fund multiplied by the corridor percentage the federal tax law specifies for the Insured’s age at the time of the change.

•        If You request a face amount decrease after You have already increased the face amount at substandard (i.e., higher) cost of insurance deductions, and the original face amount was at standard cost of insurance deductions, then We will first decrease the face amount that is at substandard higher cost of insurance deductions.  We reserve the right to change this procedure.

•        There will be no decrease in the contractual no lapse guarantee premium requirement. By Midland National’s current company practice, the no lapse guarantee premium is reduced when a decrease in face amount is processed.

Changing the face amount may have tax consequences.  See “Tax Effects” on page 61.  You should consult a tax advisor before making any change.

Changing Your Death Benefit Option

You may change Your death benefit option from option 1 to option 2 by submitting a fully completed policy change application, in good order, to Our Administrative Office.  We require satisfactory evidence of insurability to make this change. If You change from option 1 to option 2, the face amount decreases by the amount of Your policy fund on the date of the change. This keeps the death benefit and net amount at risk the same as before the change.  We may not allow a change in death benefit option if it would reduce the face amount below the minimum issue amounts, as noted on the Schedule of Policy Benefits page of Your policy.

You may change Your death benefit option from option 2 to option 1 by sending a written request, in good order, to Our Administrative Office.  If You change from option 2 to option 1, then the face amount increases by the amount of Your policy fund on the date of the change. These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change.  When the death benefit remains the same, there is no change in the net amount at risk. This is the amount on which the cost of insurance deductions are based.

Changing the death benefit option may have tax consequences. You should consult a tax advisor before making any change.

When Policy Changes Go Into Effect

Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary after the date We approved Your request.  After Your request is approved, You will receive a written notice showing each change.  You should attach this notice to Your policy.  We may also ask You to return Your policy to Us at Our Administrative Office so that We can make a change.  We will notify You in writing if We do not approve a change You request.  For example, We might not approve a change that would disqualify Your policy as life insurance for income tax purposes.

Policy changes may have negative tax consequences.  See “Tax Effects” on page 61.  You should consult a tax advisor before making any change.

Flexible Premium Payments

You may choose the amount and frequency of premium payments, within the limits described below.

Even though Your premiums are flexible, Your policy’s Schedule of Policy Benefits page will show a “planned” periodic premium.  You determine the planned premium when You apply and can change it at any time.  You will specify the frequency to be on a quarterly, semi-annual or annual basis.  Planned periodic premiums may be monthly if paid by pre-authorized check.  Premiums may be bi-weekly if paid by Civil Service Allotment.  If You decide to make bi-weekly premium payments, We will assess the Civil Service Allotment Service Charge of $0.46 per bi-weekly premium.  The planned premiums may not be enough to keep Your policy inforce.

The insurance goes into effect when We receive Your initial minimum premium payment (and approve Your application).  We determine the initial minimum premium based on:

1)      the age, sex and premium class of the Insured,

2)      the initial face amount of the policy, and

3)      any additional benefits selected.

All premium payments should be payable to Midland National.  After Your first premium payment, all additional premiums should be sent directly to Our Administrative Office.

We will send You premium reminders based on Your planned premium schedule.  You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment.  Generally, You may pay premiums at any time.  Amounts must be at least $50, unless made by a pre-authorized check.  Under current Company practice, amounts made by a pre-authorized check can be as low as $30.

Payment of the planned premiums does not guarantee that Your policy will stay inforce.  Additional premium payments may be necessary.  The planned premiums increase when the face amount of insurance increases.  If Your policy contains the Automatic Benefit Increase Provision Rider, this includes increases resulting from this rider.  Generally, if Your policy was issued After May 1, 1998 and prior to July 15, 2004, You will have this rider.    (For more information on the Automatic Benefit Increase Provision, see “APPENDIX B” on page 79 for details on how and when the increases are applied.)

If You send Us a premium payment that would cause Your policy to cease to qualify as life insurance under federal tax law, then We will notify You and return that portion of the premium that would cause the disqualification.

Premium Provisions During The No Lapse Guarantee Period

During the no lapse guarantee period, You can keep Your policy inforce by meeting a no lapse guarantee premium requirement.  The no lapse guarantee period lasts (i) until the 5th policy anniversary for policies issued before April 30, 2003 and for issue ages of 61 or more, and (ii) for 10 policy years for policies issued after April 30, 2003 with issue ages of 60 or less. A monthly no lapse guarantee premium is shown on Your Schedule of Policy Benefits page.  (This is not the same as the planned premiums.)  The no lapse guarantee premium requirement will be satisfied if the sum of premiums You have paid, less Your loans or withdrawals, is equal to or greater than the sum of the monthly no lapse guarantee premiums required on each monthly anniversary.  The no lapse guarantee premium increases when the face amount increases.

During the no lapse guarantee period, Your policy will enter a grace period and lapse if:

•        the net cash surrender value cannot cover the monthly deductions from Your policy fund; and

•        the total premiums You have paid, less Your loans or withdrawals, are less than the total monthly no lapse guarantee premiums required to that date.

Remember that the net cash surrender value is Your policy fund minus any surrender charge and minus any outstanding policy debt.

This policy lapse can occur even if You pay all of the planned premiums.

Premium Provisions After The No Lapse Guarantee Period.  After the no lapse guarantee period, Your policy will enter a grace period and lapse if the net cash surrender value cannot cover the monthly deductions from Your policy fund.  Paying Your planned premiums may not be sufficient to maintain Your policy because of investment performance, charges and deductions, policy changes or other factors.  Therefore, additional premiums may be necessary to keep Your policy inforce.

Allocation of Premiums

Each net premium will be allocated to the investment divisions or to Our General Account on the later of the day We receive Your premium payment, in good order, at Our Administrative Office (if We receive it before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time)) or on the record date.  When premium is received before the record date, thenet premiumwill be held and earn interest in the General Account until the day after the record date.  When this period ends, Your instructions will dictate how We allocate the net premium.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You.  Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.  Once We receive the application and initial premium from the selling broker-dealer, Your instructions will dictate how We allocate the net premium.

The net premium is the premium minus a premium charge and any applicable service charge.  (Please note: The first monthly deduction is also taken from the initial premium).  Each net premium is put into Your policy fund according to Your instructions.  Your policy application may provide directions to allocate net premiums to Our General Account or the investment divisions.  You may not allocate Your policy fund to more than 10 investment divisions at any one point in time.  Your allocation instructions will apply to all of Your premiums unless You write to Our Administrative Office with new instructions.  You may also change Your allocation instructions by calling Us at (800) 272-1642 or faxing Us at (605) 373-8557 or toll-free (877) 841-6709. Changing Your allocation instructions will not change the way Your existing policy fund is apportioned among the investment divisions or the General Account. Allocation percentages may be any whole number from 0 to 100.  The sum of the allocation percentages must equal 100.  Of course, You may choose not to allocate a premium to any particular investment division.  See “THE GENERAL ACCOUNT” on page 55. If at any time You elect to have policy fund in the General Account, then any Sammons Advisor’s asset allocation model You are using will be cancelled and Your policy fund will become self-directed.

If You use a third party registered investment adviser in connection with allocations among the investment divisions, it is Your responsibility to pay the advisory fees.  Your use of any third party investment advisory or asset allocation service, whether or not by a Company affiliate, does not constitute Us providing investment advice.

Additional Benefits

You may include additional benefits in Your policy.  Certain benefits result in an additional monthly deduction from Your policy fund.  You may cancel these benefits at any time.  However, canceling these benefits may have adverse tax consequences and You should consult a tax advisor before doing so.  The following briefly summarizes the additional benefits that are currently available:

1.      Accelerated Benefit Rider – Chronic Illness: This rider is automatically included on all newly issued policies and it can be added upon request to any policy issued prior to November 15, 2007.  This benefit provides You with the ability to accelerate a portion of Your policy’s death benefit as an accelerated death benefit.  The actual payment made is called the accelerated benefit payment.  We do not charge a fee for this rider prior to the time of the accelerated benefit payment.

You can elect to accelerate a portion of Your policy’s death benefit under this rider if the Insured person is “Chronically Ill” as defined in the rider.  Generally, “Chronically Ill” means that a Physician, as defined in the rider, has certified within the last 12 months that the insured is permanently unable to perform, for at least 90 consecutive days, at least two out of six “Activities of Daily Living,” which are Bathing, Continence, Dressing, Eating, Toileting, and Transferring or severe cognitive impairment (each as defined in the rider).  Please refer to the actual rider for Our right to require a second opinion from another Physician.

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider – Chronic Illness are unclear.  It is possible that such distributions may be treated as taxable withdrawals.  Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

There is no charge for the Accelerated Benefit Rider – Chronic Illness prior to the time of an accelerated benefit payment. The accelerated benefit payment will be equal to the following:

1)      The accelerated death benefit, less

2)      An amount for future interest and also expected mortality, less

3)      Any debt repayment amount, less

4)      An administrative fee (this fee may not exceed $200)

On the date that We make an accelerated benefit payment, We will reduce the death benefit of Your policy by the amount of the accelerated death benefit.  This will occur on each payment date if You choose to receive periodic payments under the accelerated death benefits for Chronic Illness.

The specified amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below

1.      Accelerated death benefit on the election date.

2.      death benefit immediately prior to the election date.

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 24% of the eligible death benefit (which is the death benefit of the policy plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders) at each election to receive an accelerated death benefit, or $240,000, whichever is less. This amount may be smaller for a final election.  An election is valid for 12 months and only one election can be made in that 12 month period.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

2.      Accelerated Benefit Rider – Terminal Illness: This rider is automatically included on all newly issued policies and it can be added upon request to any policy issued prior to November 15, 2007.  This benefit provides You with the ability to accelerate a portion of Your policy’s death benefit as an Accelerated death benefit.  The actual payment made is called the accelerated benefit payment.  We do not charge a fee for this rider prior to the time of the accelerated benefit payment.

You can choose to accelerate a portion of Your Policy’s Death Benefit under this rider if the Insured person has a terminal illness (terminal illness is defined as a condition in which a Physician, as defined in the rider, has certified that the insured’s life expectancy is 24 months or less - but this may be defined by a longer period of time if required by state law).  Please refer to the actual rider form for Our rights to require a second opinion from another Physician.

Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes an advanced sum payment made under the Accelerated Benefit Rider – Terminal Illness, should be fully excludable from the gross income of the recipient, as long as the recipient is the Insured person under the policy (except in certain business contexts) and the Insured person’s life expectancy is 24 months or less, as certified by a licensed physician.  You should consult a tax advisor if such an exception should apply.  The tax consequences associated with reducing the death benefit after We pay an accelerated benefit are unclear, however.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

There is no charge for the Accelerated Benefit Rider – Terminal Illness prior to the time of an accelerated benefit payment. The accelerated benefit payment will be equal to the following:

1)      The accelerated death benefit, less

2)      An amount for future interest, less

3)      Any debt repayment amount, less

4)      An administrative fee (this fee may not exceed $200)

On the day We make the accelerated benefit payment, We will reduce the death benefit of Your Policy by the amount of the accelerated death benefit.

The specified amount, any policy fund and any policy debt will be reduced by the ratio of 1. divided by 2., where 1. and 2. are as described below

1.      accelerated death benefit on the election date.

2.      death benefit immediately prior to the election date.

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum accelerated death benefit is 50% of the eligible death benefit (which is the death benefit of the policy) at the time You elect to receive an accelerated death benefit, or $500,000, whichever is less.

Your ability to accelerate a portion of the death benefit is subject to the terms and conditions of the rider itself.

3.      Accidental Death Benefit Rider: This rider can be selected at the time of application or added to an inforce policy. Under this rider, We will pay an additional benefit if the Insured person dies from a physical injury that results from an accident, provided the Insured person dies before the policy anniversary that is within a half year of his or her 70th birthday. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

4.      Additional Insured Rider:  This rider can be selected at the time of application or added to an inforce policy. With this benefit, We will provide term insurance for another person, such as the Insured person’s spouse, under Your policy.  A separate charge will be deducted for each additional Insured. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

5.      Automatic Benefit Increase Provision Rider:  This rider is also known as the Cost of Living Rider 2.  Generally, only policies issued after May 1, 1998, and prior to July 15, 2004 contain this rider. The only exception to this would be if Your application was in the underwriting process prior to July 15, 2004.  If this is the case, You may have a policy date later than July 15, 2004 and still have the Automatic Benefit Increase Provision Rider.  For more detailed information see “APPENDIX B” on page 79.

6.      Benefit Extension Rider: This Rider can prevent the policy from lapsing due to high amounts of policy debt, provided certain conditions are met.  If You choose this rider and exercise its benefits, there is a risk that the death benefit may be substantially reduced.  This rider can be selected at the time of application or added to an inforce policy.  There is no additional charge for this benefit.

You may elect this benefit while You meet the conditions listed below by sending Us written notice. When the benefit availability conditions listed below are satisfied and the policy debt is equal to or greater than 87% of the policy fund, We will send a written notice to Your last known address, at least once each policy year, that the benefit election is available to You.  If You decide to elect this benefit at that time, You must send Us written notice within 30 days of the date We mail this notice.

This benefit is available only if all of the following conditions are met.

1.      The policy has been inforce for at least 15 policy years;

2.      the Insured’s policy age or attained age must be at least age 65;

3.      You have made withdrawals of all Your premium; and

4.      policy debt does not exceed the benefit election amount as defined below.

The benefit election amount is as follows:

•        89% of the policy fund for policy ages or attained ages that are greater than or equal to age 65 but less than or equal to age 74;

•        93% of the policy fund for policy ages or attained ages that are greater than or equal to age 75.

However, if You choose to take a loan or withdrawal that causes the policy debt to exceed the benefit election amount during the 30 days after the written notice has been sent, this benefit election will not be available.

The effective date of this benefit will be the monthly anniversary date that follows the date We receive Your written notice.  The entire amount of Your policy fund must be allocated to the General Account on and after the effective date. If You have any portion of the policy fund in the Separate Account on the effective date, We will transfer it to Our General Account on that date.  No transfer charge will apply to this transaction and it will not count toward the maximum number of transfers allowed in a policy year.

The benefit extension period begins as of the effective date of the rider and ends (and the rider terminates) on the earlier of:

a)      the Insured’s death; or

b)      surrender of the policy; or

c)      the date any loans or withdrawals are taken.

During the benefit extension period:

1.      We guarantee Your policy will remain in force until the Insured’s death provided the policy is not terminated due to surrender, and You do not take loans or withdrawals after the effective date.

2.      The excess policy debt provision in the policy will be suspended.

3.      All monthly deductions will be taken from the General Account.

4.      We will not allow any:

(a)    premium payments; or

(b)   transfers to the Separate Account; or

(c)    face amount changes; or

(d)   death benefit option changes.

5.      The death benefit option will be death benefit option 1, and the death benefit will be subject to the minimum death benefit provisions below.

6.      If the policy debt does not exceed the face amount as of the rider’s effective date, the face amount will be decreased to equal the policy fund as of the effective date.  We will send You an endorsement to reflect the new face amount.

7.      Any riders and supplemental benefits attached to the policy will terminate.

During the benefit extension period, the amount of the death benefit will be determined exclusively by death benefit option 1 and will be equal to the greatest of the following amounts for the then current policy year:

a.       100% of the policy fund as of the date We receive due proof of the Insured’s death;

b.      The minimum amount of death benefit necessary for the policy to continue its qualification as a life insurance contract for federal tax purposes.

c.       The face amount (the option 1 death benefit).

In some circumstances, electing the benefit can cause Your policy to become a modified endowment contract (“MEC”).  You should consult with and rely on a tax advisor when making policy changes, taking loans or withdrawals to help You avoid situations that may result in Your policy becoming a MEC.

You may make loan repayments at anytime. Loan repayments will be allocated to the General Account. Interest charged on policy debt will continue to accrue during the benefit extension period.   Making loan repayments does not terminate the rider.

This Rider will terminate upon the earliest of:

1.      The date of the Insured’s death; or

2.      The date You surrender the policy; or

3.      The date any loans or withdrawals are taken during the benefit extension period.

Anyone contemplating the purchase of the policy with the Benefit Extension Rider should be aware that the tax consequences of the Benefit Extension Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Benefit Extension Rider causes the policy to be converted into a fixed policy.  You should consult with and rely on a tax advisor as to the tax risk associated with the Benefit Extension Rider. See “Tax Effects” on page 61.

7.      Children’s Insurance Rider: This rider provides term life insurance on the lives of the Insured person’s children.  Coverage under this rider includes natural children, stepchildren, and legally adopted children, between the ages of 15 days and 21 years.  They are covered until the Insured person reaches age 65 or the child reaches age 25, whichever is earlier. The Children’s Insurance Rider is no longer available for issue on new or inforce policies.

8.      Children’s Insurance Rider 2: This rider can be selected at the time of application or added to an inforce policy. This rider provides term life insurance on the lives of the Insured person’s children.  Coverage under this rider includes natural children, stepchildren, and legally adopted children, between the ages of 15 days and 18 years.  They are covered until the Insured person reaches age 65 or the child reaches age 23, whichever is earlier. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

9.      Extended Maturity Option: This option is automatically included on all newly issued policies.  This benefit provides You with the ability to request an extension of the maturity date indefinitely, or as long as allowed by the IRS and Your state. If the Insured is alive on the maturity date and this policy is still inforce and not in the grace period, this option may be elected.

In order to elect this option, all of the policy fund must be transferred to either the General Account or the Money Market investment division and the death benefit option must be elected as Option 1, unless Your state requires otherwise.  Once Your policy is extended beyond the maturity date, We will not charge any further monthly deductions against Your policy fund and We will only allow transfers to the General Account or the Money Market investment division.  Furthermore, We will not allow any of the following to occur:

•        Increase in the face amount of insurance

•        Changes in the death benefit options

•        Premium payments

The Extended Maturity Option may have tax consequences.  Consult Your tax advisor before taking this election.

10.  Family Insurance Rider: This rider provides term life insurance on the Insured person’s children as does the Children’s Insurance Rider.  This rider also provides decreasing term life insurance on the Insured’s spouse. The Family Insurance Rider is no longer available for issue on new or inforce policies.

11.  Flexible Disability Benefit Rider: This rider must be selected at the time of application.  Under this rider, We pay a set amount into Your policy fund each month (the amount is on Your Schedule of Policy Benefits page).  The benefit is payable when the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months.  The disability must start before the policy anniversary following the Insured person’s 60th birthday.  The benefit will continue for as long as the disability lasts or until the Insured person reaches age 65, whichever is earlier.  If the amount of the benefit paid into the policy fund is more than the amount allowed under the income tax code, the monthly benefit will be paid to the Insured.

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.

The maximum monthly benefit that can be purchased is the smaller of $200 or the Guideline Level Annual Premium under death benefit option 1 divided by 12.  For example, if Your Guideline Level Annual Premium under Option 1 is $3,000, the maximum monthly benefit You can elect is $200.00 (since $200 is smaller than $3,000/12 = $250).

The Flexible Disability Benefit Rider is no longer available for issue on new or inforce policies.

12.  Flexible Disability Benefit Rider 2: This rider must be selected at the time of application and is only available if You have selected the Waiver of Surrender Charge Rider.  Under this rider, We pay a set amount into Your policy fund each month (the amount is on Your Schedule of Policy Benefits).  The benefit is payable when the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months.  The disability must start before the policy anniversary following the Insured person’s 60th birthday.  The benefit will continue for as long as the disability lasts or until the Insured person reaches age 65, whichever is earlier.  If the amount of the benefit paid into the policy fund is more than the amount permitted under the income tax code, the monthly benefit will be paid to the Insured.

The maximum monthly benefit that can be purchased is the smaller of $500 or the Guideline Level Annual Premium under death benefit option 1 divided by 12. For example, if Your Guideline Level Annual Premium under Option 1 is $3,000, the maximum monthly benefit You can elect is $250.00 (since $3,000/12 = $250 and $250 is smaller than $500).

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.

13.  Guaranteed Insurability Rider: This rider must be selected at the time of application. This benefit provides for additional amounts of insurance without further evidence of insurability.  We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

14.  Living Needs Rider: This rider can be selected at the time of application or added to an inforce policy. This benefit provides an accelerated death benefit as payment of an “Advanced Sum,” in the event the Insured person is expected to die within 12 months or as otherwise required by law.

Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes an advanced sum payment made under the Living Needs Rider should be fully excludable from the gross income of the beneficiary, as long as the beneficiary (the tax payer) is the Insured person under the policy (except in certain business contexts).  You should consult a tax advisor if such an exception should apply.  The tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are unclear, however.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

There is no charge for this benefit prior to the time of a payment.  The amount of the advanced sum is reduced by expected future interest and may be reduced by a charge for administrative expenses.  Currently, We charge an administrative fee of $200 at the time benefits are paid from this rider.  We reserve the right to increase this amount.

On the day We pay the accelerated death benefit, We will reduce the following in proportion to the reduction in the eligible death benefit:

a.       the death benefit of the policy and of each eligible rider

b.      the face amount

c.       any policy fund

d.      any outstanding loan

When We reduce the policy fund, We allocate the reduction based on the proportion that Your unloaned amounts in the General Account and Your amounts in the investment divisions bear to the total unloaned portion of Your policy fund.

You can choose the amount of the death benefit to accelerate at the time of the claim.  The maximum advanced sum is 50% of the eligible death benefit (which is the death benefit of the policy plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders).  Currently, We have a maximum advanced sum of $250,000 and a minimum advanced sum of $5,000.

The Living Needs Rider is no longer available on new policies.

15.  Waiver of Charges Rider: This rider can be selected at the time of application or added to an inforce policy with proof of insurability. With this benefit, We waive monthly deductions from the policy fund during the total disability of the Insured, if the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months. If a disability starts before the policy anniversary following the Insured person’s 60th birthday, then We will waive monthly deductions from the policy fund for as long as the disability continues.

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

The Children’s Insurance Riders, the Family Insurance Rider and the Additional Insured Rider all provide term insurance. Term insurance, unlike base coverage, does not provide a cash value or an opportunity for the death benefit to grow.  However, the cost of term insurance may be lower than the cost of base coverage.

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies.  The Separate Account meets the definition of a “Separate Account” under the federal securities laws.  Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  Midland National is obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds.  You may allocate part or all of Your net premiums in up to ten of the fifty-eight investment divisions currently available in Our Separate Account at any one time.

The Funds

Each of the portfolios available under the policy is a “series” of its investment company.  Currently there are fifty-eight investment divisions.

The funds’ shares are bought and sold by Our Separate Account at net asset value.  More detailed information about the funds and their investment objectives, policies, risks, expenses and other aspects of their operations appear in their prospectuses, which accompany this prospectus.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Policy owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the Policies and other variable insurance products issued by Midland National.  These percentages currently range up to 0.25% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering (i) the Policies, and (ii) in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies Of The Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  A portfolio’s objectives and policies affect its returns and risks.  Each investment division’s performance depends on the experience of the corresponding portfolio.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Dividend Growth Fund (Formerly Invesco V.I. Financial Services Fund -– Series I Shares)

The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in the financial services-related industries.

Invesco V.I. Global Health Care Fund – Series I Shares

The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by domestic and foreign companies and governments engaged primarily in the healthcare industry.

Invesco V.I. International Growth Fund – Series I Shares

The Fund's investment objective is long-term growth of capital.  The Fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth.  The Fund invests primarily in equity securities.

Alger Portfolios
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio**	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund**	Seeks capital growth and current income. Invests approximately 60 percent of its assets in common stocks and the rest in fixed income securities.
American Century VP Capital Appreciation Fund	Seeks capital growth.
American Century VP Income & Growth Fund**	Seeks capital growth by investing in common stocks. Income is a secondary objective.
American Century VP International Fund	Seeks capital growth.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
Fidelity® Variable Insurance Products
VIP Asset ManagerSM Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
VIP Equity-Income Portfolio

Seeks reasonable income. Will also consider the potential for capital appreciation.  The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation.
VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.
VIP Growth Portfolio	Seeks to achieve capital appreciation.
VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio	Seeks long-term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
VIP Overseas Portfolio	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Large Cap Value Fund	Seeks long-term capital appreciation.
Goldman Sachs VIT Structured Small Cap Equity Fund	Seeks long-term growth of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Capital Structure Portfolio	Seeks current income and capital appreciation.
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities Portfolio	Seeks long-term capital appreciation.
Lord Abbett Mid-Cap Value Portfolio	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS Variable Insurance Trusts
MFS VIT Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS VIT Investors Trust Series**	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS VIT New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS VIT Research Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS VIT Total Return Series	Seeks total return. The fund’s objective may be changed without shareholder approval.
MFS VIT Utilities Series	Seeks total return. The fund’s objective may be changed without shareholder approval.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Regency Portfolio	Seeks growth of capital.
PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio**	Seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ProFunds Trust
ProFund VP Japan

Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. The Fund seeks to provide a return consistent with an investment in the component equities in the Index hedged to U.S. Dollars.  The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the dollar-denominated Nikkei 225 futures contracts traded in the United States.

ProFund VP Oil & Gas	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
ProFund VP Small-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600®/Citigroup Value Index.
ProFund VP Ultra Mid-Cap

Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400®.  The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.

Vanguard Variable Insurance Funds
Vanguard® VIF Balanced Portfolio	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard® VIF High Yield Bond Portfolio	Seeks to provide high level of current income.
Vanguard® VIF International Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Mid-Cap Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard® VIF REIT Index Portfolio	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard® VIF Short-Term Investment-Grade Portfolio	Seeks to provide current income with limited price volatility.
Vanguard® VIF Small Company Growth Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Total Bond Market Index Portfolio	Seeks to track the performance of a broad, market-weighted bond index.
Vanguard® VIF Total Stock Market Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

*During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.

 **These Investment Divisions were closed to new investors as of June 15, 2007.  If You had money invested in any of these Investment Divisions as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into that portfolio.  However, if You redeem or transfer completely out of any of these Investment Divisions after that date, You will not be able to reinvest in the portfolio.

Invesco Advisers, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc.   Fidelity Management & Research Company (FMR) is the manager for the Fidelity Variable Insurance Products (VIP) Portfolios except for the Fidelity Freedom fund’s which are managed by Strategic Advisers, Inc.  Fred Alger Management, Inc. manages the Alger Portfolios.  Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds.  Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc.  MFS® Investment Management manages the MFS® Variable Insurance TrustSM.   Neuberger Berman Management LLC manages the Neuberger Berman AMT Portfolios.    Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust.  ProFund Advisors, LLC is the investment advisor to ProFunds Trust.  Van Eck Associates Corporation manages the Van Eck VIP Trust.  The Vanguard Group, Inc. manages the Vanguard Variable Insurance Fund.

The fund portfolios available under these policies are not available for purchase directly by the general public. In addition, the fund portfolios and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the policies may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the policy are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the policies, and, in Our role as an intermediary, the funds.  We may profit from these payments.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance.  Because investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.   You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in Your policy fund resulting from the performance of the portfolios You have chosen.

Midland National does not provide investment advice and does not recommend or endorse any particular fund or portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: (605) 335-3621 or toll-free (877) 208-6136

Effects of Market Timing

Frequent, large, programmed, or short-term transfer among the investment divisions or between the investment divisions and the General Account (“harmful trading”) can cause risks with adverse effects for other policy owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

The ProFunds portfolios are designed for, and affirmatively permit, frequent and short term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Charges In The Funds

The funds charge for managing investments and providing services. Each portfolio’s charges vary.

The Fidelity VIP portfolios have an annual management fee. That is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management & Research Company’s mutual funds. In addition, each of these portfolios’ total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity VIP portfolios are based on the Initial Class. See the Fidelity VIP portfolio prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.

The funds, with the exception of Fidelity VIP, have annual management fees that are based on the monthly average of the net assets in each of the portfolios.

The funds may also impose redemption fees, which We would deduct from Your policy fund. See each portfolio company’s prospectus for details.

Asset Allocation Program

The following is a general description of the asset allocation program available under the policy.  A complete description of each model is available in the consumer brochure for the asset allocation program that is available upon request from Your registered representative.

General

Under Midland National’s asset allocation program, five models have been developed based on different profiles of an investor’s financial goals, willingness to accept investment risk, investment time horizon and other factors.  You can elect one of these models or create Your own “self-directed” portfolio.

The asset allocation models available are not offered by this prospectus and are not part of Your policy.  Asset allocation models are a separate service We make available in connection with the policy at no additional charge to You, to help You select investment options.  Asset allocation programs are an investment strategy for distributing assets among asset classes to help attain an investment goal.  For Your policy, the asset allocation models can help with decisions You need to make about how to allocate Your policy fund among available subaccounts (and their corresponding portfolios).  The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

There is no assurance that investment returns will be better through participation in an asset allocation program.  Your policy may still lose money and experience volatility.

The Asset Allocation Models

There are five asset allocation models currently available.  All of the models involve some degree of investment risk, including the risk of investment losses.

Conservative – The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel him/her to shift into the most conservative investment if losses occur.  Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value (i.e., less volatility). Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to seek relatively more safety of his or her investment.  However, even this model involves some risk of investment loss.

Moderate Conservative – This model is appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio.  This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range.  While this model is still designed to preserve the investor’s capital over the long term, fluctuation in value (and investment losses) may occur from year to year.

Moderate – The moderate investor is willing to accept more risk than the conservative investor is, and does not try to minimize investment losses but is probably not comfortable with and less willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses.  Achieving long-term return and safety of investment are of equal importance to the moderate investor.

Moderate Aggressive – Designed for investors with a high tolerance for risk and a longer time horizon.  This investor has little need for current income and seeks above-average growth from his/her investable assets.  The main objective of this range is capital appreciation, and these investors should be able to tolerate fluctuation in value and some losses in their portfolio values.

Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses.  The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher long-term return.

The Current Models

Asset allocation models allocate policy fund among different asset classes, as discussed above, and one or more specific fund portfolios is/are used within each asset class.  Just as the percentages of policy fund allocated to each asset class may change from time to time, the specific fund portfolios used within each asset class may change from time to time as the result of a number of factors, such as investment performance, style drift, the availability of fund portfolios (because of fund mergers, fund liquidations, fund closings, etc.).

Currently, the asset allocation models are made up of the following target percentages of asset classes:

Conservative

  59% Intermediate Bonds
  13% Cash Equivalents
  6% Large Cap Value
  6% High-Yield Bonds
  5% International Equity
  4% Large Cap Growth
  4% Mid Cap Equity
  3% Hard Assets

Moderate Conservative

  44% Intermediate Bonds
  8% Cash Equivalents
  18% Large Cap Value
  5% High-Yield Bonds
  11% International Equity
  8% Large Cap Growth
  8% Mid Cap Equity
  3% Small Cap Equity
  3% Hard Assets

Moderate

  33% Intermediate Bonds
  3% Cash Equivalents
  13% Large Cap Value
  4% High-Yield Bonds
  16% International Equity
  11% Large Cap Growth
  11% Mid Cap Equity
  5% Small Cap Equity
  4% Hard Assets

Moderate Aggressive

  19% Intermediate Bonds
  17% Large Cap Value
  3% High-Yield Bonds
  21% International Equity
  14% Large Cap Growth
  14% Mid Cap Equity
  7% Small Cap Equity
  5% Hard Assets

Aggressive

  5% Intermediate Bonds
  19% Large Cap Value
  28% International Equity
  16% Large Cap Growth
  17% Mid Cap Equity
  10% Small Cap Equity
  5% Hard Assets

Currently, the asset allocation models are made up of the following fund portfolios, by asset class:

Intermediate Bonds:

  PIMCO VIT Total Return Portfolio
  Fidelity VIP Investment Grade Bond Portfolio

Cash Equivalents:

  Fidelity VIP Money Market Portfolio

Large Cap Value:

  American Century VP Value Fund

Large Cap:

  Fidelity VIP Index 500 Portfolio

High-Yield Bonds:

  Fidelity VIP High Income Portfolio

International Equity:

  Invesco V.I. International Growth Fund
  Vanguard VIF International Portfolio

Large Cap Growth:

  MFS® VIT Growth Series

Mid Cap Equity:

  Vanguard VIF Mid-Cap Index Portfolio

Small Cap Equity:

  Vanguard VIF Small Company Growth Portfolio
  ProFunds VP Small-Cap Value

Hard Assets:

  Van Eck VIP Global Hard Assets Fund

Selecting an Asset Allocation Model

If You participate in the asset allocation program, then You must complete a questionnaire that, among other things, solicits information about Your personal investment risk tolerance, investment time horizon, financial goals and other factors.  Based on Your responses to that questionnaire, a particular asset allocation model may be suggested for Your use.

Although You may only use one model at a time, You may elect to change to a different model at any time as Your tolerance for risk and/or Your needs and objectives change or for any other reason.  Using the questionnaire and in consultation with Your representative, You may determine a different model better meets Your risk tolerance and time horizons.  There is no fee to change to a different model.

If You elect to participate in the asset allocation program, You can also elect to become a client of Sammons Advisor Services, a division of Sammons Securities Inc., an investment advisor registered under the Investment Advisers Act of 1940 and an affiliate of Midland National.  If You have elected to become a client of Sammons Advisor Services, You will be provided with a packet of information that includes the following information:

  Sammons Advisor Services Client Agreement — 2 copies
  Midland National Authorization Form for Sammons Advisor Services
  Instructions on how to complete and submit the above referenced forms
  Sammons Advisor Services Privacy Notice

Upon completion of the forms, Sammons Advisor Services will serve as Your investment advisor, but solely for the purpose of developing and updating the asset allocation models.  Sammons Advisor Services currently follows the recommendations of an independent third-party consultant to develop and update the models.  From time to time, Sammons Advisor Services may select a different third-party consultant to provide recommendations, to the extent permitted under applicable law, or they may develop and/or update model portfolios without retaining a third party.

It is Your responsibility to select or change Your asset allocation model.  Your representative can provide You with information that may assist You in selecting a model appropriate for Your risk tolerance.  Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee they will perform better than a self-directed portfolio.  A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options.  In addition, the models are subject to all of the risks associated with the separate account investment portfolios.

Periodic Updates of Asset Allocation Models and Notices of Updates

Sammons Advisor Services, through its third-party consultant as described above, periodically reviews the models (generally on an annual basis) and may find that asset allocations within a particular model may need to be changed.  Similarly, the principal investments, investment style, or investment manager of an investment portfolio may change such that it is no longer appropriate for a model, or conversely, it may become appropriate for a model.

If You have elected to become a client of Sammons Advisor Services, We will provide notice regarding any such changes 30 days prior to the date the changes become effective.  If You do not wish to have Your policy fund reallocated and rebalanced to the new model, You must “opt-out” of the change by notifying Us prior to the effective date of the change.  If You take no action within the allotted 30 days, Your current allocations will be automatically rebalanced to the new model on the effective date of the changes and future premium allocations will be changed to match the new model.  As a Sammons Advisor Services client You cannot allocate funds to the General Account.  If at any time You elect to have policy fund in the General Account, Your model will be cancelled and Your policy fund will become self-directed.

Generally, You are free to move from one allocation model to another and to move in and out of the allocation models.  If You elect to opt-out of an announced model change or otherwise direct Us to reallocate Your policy fund or future premium outside of these models, Your policy fund will become a self-directed portfolio on the date the change becomes effective.  However, if You have an optional rider that limits Your investment options, and You opt out of a change or otherwise reallocate Your policy fund or premium in a way that is not permitted by the rider, then the rider will terminate.

If You submit an opt-out notice in response to an announced model change, Your investment options and future premium allocations will not be changed until You provide Us with new instructions.  You will continue to receive notifications of future model changes for as long as Your agreement with Sammons Advisor Services is in effect.  If You wish to re-enter an asset allocation model in the future, You must opt-in by notifying Us in writing.

If You do not elect to become a client of Sammons Advisor Services, You will not be notified of changes to the asset allocation models and Your policy fund and future premiums will not be reallocated to the new model.  Your policy fund and future premium allocations will remain static based on the model that was in effect at the time You elected the model unless You provide Us with new instructions.

Other Information

Midland National may perform certain administrative functions on behalf of Our affiliate, Sammons Advisor Services, including but not limited to communication regarding its recommendations and services on its behalf.  However, We are not registered as an investment advisor and are not providing any investment advice in making asset allocation models or self-directed portfolios available to Our policy owners.  Furthermore, Your registered representative is not providing any investment advice related to the asset allocation program.

USING YOUR POLICY FUND

The Policy Fund

Your policy fund is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a policy loan).  Your policy fund reflects various charges.  See “DEDUCTIONS AND CHARGES” on page 56.  Monthly deductions are made on the policy date and on the first day of each policy month.  Transaction and surrender charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

Your policy fund begins with Your first premium payment.  From Your premium We deduct a premium charge, any applicable service charge, and the first monthly deduction as described in the “Deductions From Your Premiums” section on page 56.  The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        the impact of loans, and

•        the impact of partial withdrawals.

We guarantee amounts allocated to the General Account.  The guarantee is subject to Our financial strength and claims-paying ability.  There is no guaranteed minimum policy fund for amounts allocated to the investment divisions of Our Separate Account.  An investment division’sperformance will cause Your policy fundto go up or down.  You bear that investment risk.

Amounts In Our Separate Account

Amounts allocated or transferred to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate net premiums, repay loans or transfer amounts to that division.  Accumulation units are redeemed when You make withdrawals, when You transfer amounts from an investment division (including transfers for loans), when We make monthly deductions and charges, and when We pay the death benefit.  The number of accumulation units purchased or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division’s accumulation unit value next determined at the end of the business day on which the transaction occurs; if the transaction occurs after 3:00 p.m. Central Time, then We will use the investment division's accumulation unit value on the next business day.    The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

How We Determine The Accumulation Unit Value

We determine accumulation unit values for the investment divisions at the end of each business day.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  They reflect investment income, the portfolio’s realized and unrealized capital gains and losses, the funds’ expenses, and Our deductions and charges.  The accumulation unit value for each investment division is set at $10.00 on the first day there are policy transactions in Our Separate Account associated with these policies.  After that, the accumulation unit value for any business day is equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

•        We take the value of the shares belonging to the division in the corresponding fund portfolio at the close of business that day (before giving effect to any policy transactions for that day, such as premium payments or surrenders).  We use the share value reported to Us by the fund.

•        We add any dividends or capital gains distributions paid by the portfolio that day.

•        We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any policy transactions on that day).

•        We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday and Sunday).  The daily charge is .0024547% during the first 10 policy years, which is an effective annual rate of 0.90%. After the 10th policy year, this charge is at an effective annual rate of 0.10%.

•        We may subtract any daily charge for taxes or amounts set aside as tax reserves.

Policy Fund Transactions and “Good Order”

The transactions described below may have different effects on Your policy fund, death benefit, face amount or cost of insurance deductions.  You should consider the net effects before making any policy fund transactions.  Certain transactions have fees.  Remember that upon completion of these transactions, You may not have Your policy fund allocated to more than 10 investment divisions.

Good Order.  We cannot process Your requests for transactions relating to Your policy fund until We have received them in good order at Our Administrative Office.  “Good order” means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction.  This information and documentation generally includes, to the extent applicable, Your completed application, the policy number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all policy owners, exactly as registered on the policy, social security number or taxpayer I.D., and any other information or supporting documentation that We may require.  With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Transfers Of Policy Fund

You may transfer amounts among the investment divisions and between the General Account and any investment divisions.  To make a transfer of policy fund, write to Our Administrative Office at the address shown on the page one of this prospectus. You may also call-in Your requests to Our Administrative Office toll-free at (800) 272-1642 or fax Your requests to Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709. Any requests sent to other numbers may not be considered received in Our Administrative Office.  Currently, You may make an unlimited number of free transfers of policy fund in each policy year (subject to the “Transfer Limitations” below).  However, We reserve the right to assess a $25 charge for each transfer after the 12th in a policy year.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  If We charge You for making a transfer, then We will allocate the charge as described under “Deductions and Charges “How Policy Fund Charges Are Allocated” on page 58.  Although a single transfer request may include multiple transfers, it will be considered a single transfer for the purpose of assessing any transfer charge.

The total amount that can be transferred from the General Account to the Separate Account, in any policy year, cannot exceed the larger of:

1.      25% of the unloaned amount in the General Account at the beginning of the policy year, or

2.      $25,000 (We reserve the right to decrease this to $1,000.)

These limits do not apply to transfers made in a Dollar Cost Averaging program or Portfolio Rebalancing program that extends over a time period of 12 or more months.

Completed transfer requests received, in good order, at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. We may delay transfers under certain circumstances.  See “WHEN WE PAY PROCEEDS FROM THIS POLICY” on page 72.

The minimum transfer amount is $200.  The minimum amount does not have to come from or be transferred to just one investment division.  The only requirement is that the total amount transferred that day equals the minimum transfer amount.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by policy owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our policy owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “market timing procedures”).  Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other policy owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a policy within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market portfolio, followed by a transfer from Money Market back to New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same policy) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that policy’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the policy owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the policy owner or registered representative by phone, We will send a letter by first class mail to the policy owner’s address of record.

We apply Our market timing procedures to all of the investment divisions available under the policy, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as the ProFunds portfolios). However, We offer other variable products that do not apply market-timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance company’s offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or Your policy fund to investment divisions that invest in the ProFunds portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.   If so, We will inform the policy owner and/or registered representative. The policy owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account A, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.

You should be aware that, as required by SEC regulation, We have entered into a written agreement with each underlying fund or principal underwriter that obligates Us to provide the fund, upon written request, with information about You and Your trading activities in the investment divisions investing in the fund’s portfolios.  In addition, We are obligated to execute instructions from the funds that may require Us to restrict or prohibit Your investment in a specific investment division investing in a fund portfolio if the corresponding fund identifies You as violating the frequent trading policies that the fund has established for that portfolio.  You should read the prospectuses of the portfolios for more details on their ability to refuse of restrict purchases or transfers of their shares.

If We receive a premium payment from You with instructions to allocate it into a portfolio of a fund that has directed Us to restrict or prohibit Your trades into the investment division investing in the same portfolio, then We will request new allocation instructions from You.  If You request a transfer into an investment division investing in a portfolio of a fund that has directed Us to restrict or prohibit Your trades, then We will not effect the transfer.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other policy owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by policy owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions.  For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more policies that We believe are connected (for example, two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations.  We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all policy owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” policy owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means).  We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Policy owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the policy may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of policy owners determined to be engaged in transfer activity that may adversely affect other policy owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our market timing procedures consistently to all policy owners without special arrangement, waiver, or exception.  We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  By allocating monthly, as opposed to allocating the total dollar amount at one time, You may reduce the impact of market fluctuations.  This plan of investing does not insure a profit or protect against a loss in declining markets.  The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time.  You must complete the proper request form, and send it to Us at Our Administrative Office, and there must be a sufficient amount in the DCA source account.  The minimum amount required in the DCA source account for DCA to begin is a sum of $2,400 and the minimum premium.  You can get a sufficient amount by paying a premium with the DCA request form, allocating net premiums, or transferring amounts to the DCA source account.  The DCA election will specify:

a.       The DCA source account from which DCA transfers will be made,

b.      That any money received with the form is to be placed into the DCA source account,

c.       The total monthly amount to be transferred to the other investment divisions, and

d.      How that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payments You intend to apply to DCA.

Once DCA is elected, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form.  All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  You may change the DCA allocation percentages or DCA transfer amounts twice during a policy year.

If it is requested when the policy is issued, then DCA will start at the beginning of the 2nd policy month.  If it is requested after issue, then DCA will start at the beginning of the 1st policy month which occurs at least 30 days after the request is received.

DCA will last until the value in the DCA source account is exhausted or until We receive Your written termination request.  DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program.  However, transfers made through a DCA program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund.  While We currently allow an unlimited number of free transfers, We reserve the right to charge for each transfer after the 12th one in any policy year.

We reserve the right to end the DCA program by sending You one month’s notice.

Portfolio Rebalancing

The Portfolio Rebalancing Option allows policy owners, who are not participating in a Dollar Cost Averaging program, to have Midland National automatically reset the percentage of policy fund allocated to each investment division to a pre-set level.  For example, You may wish to specify that 30% of Your policy fund be allocated to the Fidelity VIP Growth investment division, 40% in the Fidelity VIP High Income investment division and 30% in the Fidelity VIP Overseas investment division.  Over time, the variations in the investment division’s investment results will shift the percentage allocations of Your policy fund.  If You elect this option, then at each policy anniversary, We will transfer amounts needed to “re-balance” the policy fund to the specified percentages selected by You.

Rebalancing is not available to amounts in the General Account.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with a Portfolio Rebalancing Option, You can only allocate Your total policy fund in up to at most 10 investment divisions.  Portfolio Rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the Portfolio Rebalancing Option by sending You one month’s notice.  Contact Us at Our Administrative Office to elect the Portfolio Rebalancing Option.

Midland National does not charge any specific fees for You to participate in a portfolio rebalancing program.  However, transfers made through a portfolio rebalancing program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund.  While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any policy year.

Automatic Distribution Option

You may choose to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual, or annual basis at any time by completing the Request for Automatic Distributions form and sending it to Us.  This option allows You to receive periodic income from Your policy’s net cash surrender value by simply filling out one form and allowing Us to process the necessary loans and partial withdrawals.  While this option is available at any time during the life of Your policy, it is best to delay distributions from Your life insurance policy for as long as possible.  Any distributions that You take from Your policy result in reductions to the policy proceeds payable at the time of the Insured’s death and cash value of the policy.  This automatic distribution option is mainly intended for distributions after Your surrender charge period has expired and is often used during retirement years.

When We receive the completed Automatic Distribution form, We will begin processing partial withdrawals on the following monthly anniversary.  Such partial withdrawals will be taken from the net cash surrender value in the amount and frequency You selected until We have distributed an amount equal to all premiums paid. Partial withdrawals processed under the automatic distribution option will not be subject to the $25 dollar fee that We normally charge when there is more than one partial withdrawal in a policy year. When the amount distributed equals the amount of all premiums paid, We will begin processing loans in the amount and frequency You selected for as long as the policy’s net cash surrender value will support these loans.

The automatic distributions will continue until You send Us a written request to discontinue the distributions or until the policy’s net cash surrender value is insufficient to support additional withdrawals or loans.  There is not a separate charge for the automatic distribution option.  Any policy loans or partial withdrawals will result in a reduction to the policy proceeds from what would otherwise be payable to Your beneficiary at the insured’s death and the policy’s policy fund.   There may be tax consequences in taking distributions from Your policy if it is or becomes a modified endowment contract.  Please consult a tax advisor prior to beginning an automatic distribution program so that You are knowledgeable about the tax impact of any partial withdrawals and policy loans.

Policy Loans

Using only Your policy as security, You may borrow up to 92% of the cash surrender value (the policy fund less the surrender charge) minus any policy debt.  If You request an additional loan, then the outstanding loan and loan interest will be added to the additional loan amount and the original loan will be canceled.  Thus, You will only have one outstanding loan.

A loan taken from, or secured by, a policy may have federal income tax consequences.  See “Tax Effects” on page 61.

Interest Credited on Policy Loans. The portion of the General Account that is equal to the policy loan will be credited with interest at a rate of 3.5% per year.

Policy Loan Interest Charged. Currently, the annual interest rate We charge on standard loans is 5.5%.  We guarantee that the rate charged on standard loans will not exceed 8% per year.

Interest is due on each policy anniversary or if earlier, on the date of surrender, the date of loan repayment or the date of the Insured’s death.  If You do not pay the interest when it is due, then it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your policy fund.  This means We make an additional loan to pay the interest and will transfer amounts from the General Account or the investment divisions to make the loan.  If We cannot allocate the interest based on these percentages, then We will allocate it as described below.

After the 5th policy year, We guarantee that We will offer zero cost loans on the full loan value.  The annual interest rate charged on zero cost loans is guaranteed to be 3.5% (which is the same rate We guarantee to credit on zero cost loans).  We guarantee this rate unless a higher interest rate is required by the Internal Revenue Service.  If the Internal Revenue Service   requires a higher policy loan interest rate, We will charge the minimum interest rate allowed.  A zero cost loan may have tax consequences.  See “Tax Effects” on page 61.

You may request a loan by writing to Our Administrative Office.  You may also request a policy loan by faxing Us at Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709. Any requests sent to another number will not be considered received in Our Administrative Office.  You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages as described under “How Policy Fund Charges Are Allocated” on page 58. If the loan cannot be allocated this way, then We will allocate it in proportion to the unloaned amounts of Your policy fund in the General Account and each investment division. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division (and transfer these amounts to the General Account).

Repaying The Loan. You may repay all or part of a policy loan while Your policy is inforce.  While You have a policy loan, We assume that any money You send Us is meant to repay the loan.  If You wish to have any of these payments serve as premium payments, then You must tell Us in writing.

You may choose how You want Us to allocate Your repayments.  If You do not give Us instructions, We will allocate Your repayments based on Your premium allocation percentages.

The Effects Of A Policy Loan On Your Policy Fund. A loan against Your policy will have a permanent effect on Your policy fund and benefits, even if the loan is repaid.  When You borrow on Your policy, We transfer Your loan amount into Our General Account where it earns a declared rate of interest.  You cannot invest that loan amount in any Separate Account investment divisions.  You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether they are better or worse than the 3.5% annual interest We credit on the portion of the General Account securing the loan.  A policy loan will reduce the policy's ultimate death benefit and cash value.

Your Policy May Lapse. Your loan may affect the amount of time that Your policy remains inforce.  For example, Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken from Your policy fund.  If these deductions are more than the net cash surrender value of Your policy, then the policy’s lapse provisions may apply.  Since the policy permits loans up to 92% of the cash surrender value (the policy fund less the surrender charge) minus any policy debt, loan repayments or additional premium payments may be required to keep the policy inforce, especially if You borrow the maximum.  We may withhold two months of anticipated policy costs from the total amount available for loan to help prevent your policy from immediately entering a grace period.

Withdrawing Money From Your Policy Fund

You may request a partial withdrawal of Your net cash surrender value by writing to Our Administrative Office. You may also request a partial withdrawal by faxing Us at Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709. Any requests sent to another number will not be considered received in Our Administrative Office.  If You make more than one partial withdrawal in a policy year, We will impose a partial withdrawal charge as explained in the paragraph entitled “Withdrawal Charges” listed below.  Partial withdrawals are subject to certain conditions.  They must:

•        be at least $200,

•        in the first policy year, total no more than 50% of the net cash surrender value (the limit is 90% of the net cash surrender value in subsequent policy years).

•        allow the death benefit to remain above the minimum for which We would issue the policy at that time, and

•        allow the policy to still qualify as life insurance under applicable tax law.

You may specify how much of the withdrawal You want taken from each investment division and Our General Account.  If You do not tell Us, then We will make the withdrawal as described in “Deductions and Charges – How Policy Fund Charges Are Allocated” on page 58.

Completed partial withdrawal requests received, in good order, at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

In general, We do not permit You to make a withdrawal on monies for which Your premium check has not cleared Your bank.

Withdrawal Charges. When You make a partial withdrawal more than once in a policy year, a charge of $25 (or 2% of the amount withdrawn, whichever is less), will be deducted from Your policy fund.  If You do not give Us instructions for deducting the charge, then it will be deducted as described under “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 58. This charge does not apply to withdrawals under the Automatic Distribution Option.

The Effects Of A Partial Withdrawal. A partial withdrawal reduces the amount in Your policy fund, the cash surrender value and generally the death benefit on a dollar-for-dollar basis.  However if, the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater.  If You have elected death benefit option 1, then We will also reduce the face amount of Your policy so that there will be no change in the net amount at risk.  Both the withdrawal and any reductions will be effective as of the business dayWe receive Your request in good order at Our Administrative Office if it is received before 3:00 p.m. Central Time. If We receive Your request in good order at Our Administrative Office after 3:00 p.m. Central Time, then it will be effective on the following business day.

Depending on individual circumstances, a policy loan might be better than a partial withdrawal if You need temporary cash.  A withdrawal may have income tax consequences.  See “Tax Effects” on page 61.

Surrendering Your Policy

You may surrender Your policy for its net cash surrender value while the Insured person is living.  You do this by sending both a written request and the policy to Our Administrative Office.  If You surrender Your policy or allow it to lapse during the surrender charge period, We will assess a surrender charge. The net cash surrender value equals the cash surrender value (Your policy fund minus any surrender charge) minus any policy debt.  The net cash surrender value may be very low, especially during the early policy years.   During the first 10 policy years after the date of issue or an increase in face amount, the cash surrender value is the policy fund minus the surrender charge.  After 10 years, the cash surrender value equals the policy fund.  We will compute the net cash surrender value as of the business day We receive Your request in good order and policy at Our Administrative Office.  All of Your insurance coverage will end on that date.

Completed surrender requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request in good order after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

A surrender may have income tax consequences.  See “Tax Effects” on page 61.

THE GENERAL ACCOUNT

You may allocate all or some of Your policy fund to the General Account.  The General Account pays interest at a declared rate.  We guarantee the principal after deductions.  The General Account supports Our insurance and annuity obligations.  Any amounts in the General Account are subject to Our financial strength and claims-paying ability and Our long-term ability to make such payments.  We issue other types of insurance policies as well, and We also pay Our obligations under those products from Our assets in the General Account.

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act.

You may accumulate amounts in the General Account by:

•        allocating net premium and loan payments,

•        transferring amounts from the investment divisions,

•        obtaining any policy loans, or

•        earning interest on amounts You already have in the General Account.

This amount is reduced by transfers, withdrawals and allocated deductions.

We pay interest on all Your amounts in the General Account.  The annual interest rates will never be less than 3.5%.  We may, at Our sole discretion, credit interest in excess of 3.5%.  You assume the risk that interest credited may not exceed 3.5% per year.  We may pay different rates on unloaned and loaned amounts in the General Account.  Interest compounds daily at an effective annual rate that equals the annual rate We declared.

You may request a transfer between the General Account and one or more of the investment divisions, within limits.  See “Transfers Of Policy Fund” on page 47.

The General Account may not be available in all states.  Your state of issue will determine if the General Account is available on Your policy.  Please check Your policy form to see if the General Account is available on Your policy.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

We deduct a premium charge, and in some cases a service charge from each premium upon receipt.  The rest of each premium (called the net premium) is placed in Your policy fund.

Since this charge is a percentage of paid premiums, the amount of the charge will vary with the  amount of premium.

Premium Charge. We deduct a 5.0% premium charge from each premium payment (for policies issued after April 30, 2003, with a face amount of insurance of $1,000,000 or more, this charge currently is 4.5%).  We currently intend to eliminate this charge after the 15th policy year, but this is not guaranteed.  This charge partially reimburses Us for premium taxes We incur, and for the selling and distribution costs of this policy.  The percentage We estimate to be paid for premium taxes is an average of what We anticipate owing, and therefore, may exceed that actual rate imposed by Your state. This is a tax to Midland National so You cannot deduct it on Your income tax return.

Our selling and distribution costs include commissions and the costs of preparing sales literature and printing prospectuses.  (We also deduct a surrender charge if You surrender Your policy for its net cash surrender value or let Your policy lapse in the first 10 years.  See “Surrender Charge” on page 59.)

Civil Service Allotment Service Charge.  If You have chosen the Civil Service Allotment Mode, then We deduct $.46 (forty-six cents) from each premium payment. The $.46 covers the extra expenses We incur in processing bi-weekly premium payments.

Charges Against The Separate Account

Fees and charges allocated to the investment divisions reduce the amount in Your policy fund.

Mortality and Expense Risks. We charge for assuming mortality and expense risks.  We guarantee that monthly administrative and insurance deductions from Your policy will never be greater than the maximum amounts shown in Your policy.  The mortality risk We assume is that Insured people will live for shorter periods than We estimated. When this happens, We have to pay a greater amount of death benefits than We expected.  The expense risk We assume is that the cost of issuing and administering policies will be greater than We expected.  We deduct a daily charge for mortality and expense risks at an effective annual rate of 0.90% of the value of assets in the Separate Account attributable to the policy for the first ten policy years, and 0.10% thereafter.   The investment divisions’ accumulation unit values reflect this charge.  See “Using Your Policy Fund – How We Determine The Accumulation Unit Value” on page 46.  If the money We collect from this charge is not needed, then We profit.  We expect to make money from this charge.  To the extent sales expenses are not covered by the premium load and surrender charge, Our General Account assets, which may include amounts derived from this mortality and expense risk charge, will be used to cover sales expenses.

Tax Reserve. We reserve the right to charge for taxes or tax reserves, which may reduce the investment performance of the investment divisions.  Currently, no such charge is made.

Monthly Deductions From Your Policy Fund

At the beginning of each policy month (including the policy date), the following three deductions are taken from Your policy fund.

1.      Expense Charge: This charge is $7.00 per month. This charge covers the continuing costs of maintaining Your policy, such as premium billing and collections, claim processing, policy transactions, record keeping, communications with owners and other expense and overhead items.  We currently intend to reduce this charge to $4.00 after the 15th policy year. (This reduction is not guaranteed.)

2.      Charges for Additional Benefits: Monthly deductions are made for the cost of certain additional benefits.  (There is no separate charge for either the Benefit Extension Rider or the Extended Maturity Option Rider.) With the exception of the Living Needs Rider, and the Accelerated Benefit Riders—Terminal Illness and Chronic Illness, the charges for any additional benefits You select will be deducted on the policy rider date and each monthly anniversary thereafter.  See the “Fee Table” on page 10 and “Additional Benefits” starting on page 27.  We may change these charges, but Your policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

3.      Cost of Insurance Deduction: The cost of insurance deduction is Our current monthly cost of insurance rate times the amount at risk at the beginning of the policy month. The net amount at risk is the difference between Your death benefit and Your policy fund.  If the current death benefit for the month is increased due to the requirements of federal tax law, then Your net amount at risk for the month will also increase.  For this purpose, Your policy fund amount is determined before deduction of the cost of insurance deduction, but after all of the other deductions due on that date.  The amount of the cost of insurance deduction will vary from month to month with changes in the net amount at risk.  We may profit from this charge.

The cost of insurance rate is based on a number of factors, including, but not limited to, the sex, attained age, face amount of insurance, and rating class of the Insured person at the time of the charge.  (In Montana, there are no distinctions based on sex.)  We place the Insured person that is a standard risk in the following rate classes: preferred plus non-smoker, preferred non-smoker, non-smoker, preferred smoker and smoker.  The Insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class.  We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in Your policy.  The maximum charges are based on the charges specified in the Commissioner’s 1980 Standard Ordinary Mortality Table.  The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male, preferred, non-smoker, standard risk at various ages, with an initial face amount of insurance of $350,000, for the first policy year.

   Illustrative Table of Monthly Cost of Insurance Rates

(Rounded) per $1,000 of Amount at Risk

Male Attained	Guaranteed Maximum	Current (Male Preferred Non-Smoker)
Age 25	Rate .13	Rate .07
35.14		.07
45.29		.14
55.69		.29
65	1.87	.68

For example, for a male preferred non-smoker, age 35 with a $350,000 face amount death benefit option 1 policy and an initial premium of $1,000, the first monthly deduction (taken on the date the policy is issued) is $31.43.  This example assumes the current monthly expense charge of $7.00 and the current cost of insurance deduction of $24.43.  The $24.43 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.07) times the amount at risk ($350,000 face less the initial Cash Value of $943, which is $1,000 of premium less the $50 for the premium charge less the $7.00 expense charge).  This example assumes that there are no charges for riders or other additional benefits.

The non-smoker cost of insurance rates are lower than the preferred smoker cost of insurance rates and the preferred smoker are less than the smoker rates.  To qualify for the non-smoker class, an Insured must be a standard risk and must meet additional requirements that relate to smoking habits.  The reduced cost of insurance rates depends on such variables as the attained age and sex of the Insured.

The preferred plus non-smoker cost of insurance rates are lower than the preferred non-smoker cost of insurance rates, and the preferred non-smoker rates are lower than the non-smoker rates.  To qualify for the preferred plus and preferred non-smoker class, the Insured person must be age 20 or over and meet certain underwriting requirements.

Current cost of insurance rates also depend on the initial face amount of insurance.  The charge is generally lower for policies with an initial face amount of insurance of $250,000 or more than for policies with lower face amounts, and lower still for face amounts of $1,000,000 or more (this is known as banding).

If the policy is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964.  In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Changes in Monthly deductions. Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of Insured and will be based on changes in future expectations of investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

Automatic Benefit Increase Provision Rider Charges. Please see “APPENDIX B” on page 79 for information on this rider.  This rider is also known as the Cost of Living Rider 2.

Transaction Charges

In addition to the deductions described above, We charge fees for certain policy transactions:

•        Partial Withdrawal of net cash surrender value.  You may make one partial withdrawal during each policy year without a charge. There is an administrative charge of $25 or 2 percent of the amount withdrawn, whichever is less, each time You make a partial withdrawal if more than one withdrawal is made during a year. This charge does not apply to withdrawals under the Automatic Distribution Option.

•        Transfers.  Currently, We do not charge when You make transfers of policy fund among investment divisions.  We reserve the right to assess a $25 charge for each transfer after the twelfth in a policy year.

How Policy Fund Charges Are Allocated

Generally, deductions from Your policy fund for monthly or partial withdrawal charges are made from the investment divisions and the unloaned portion of the General Account.  They are made in accordance with Your specified deduction allocation percentages unless You instruct Us otherwise.  Your deduction allocation percentages may be any whole number (from 0 to 100) which add up to 100.  You may change Your deduction allocation percentages by writing to Our Administrative Office.  Changes will be effective as of the date We receive them in good order.

If We cannot make a deduction in accordance with these percentages, We will make it based on the proportion of (a) to (b) where (a) is Your unloaned amounts in the General Account and Your amounts in the investment divisions and (b) is the total unloaned amount of Your policy fund.

Deductions for transfer charges are made equally between the investment divisions from which the transfer was made. For example, if the transfer is made from two investment divisions, then the transfer charge assessed to each of the investment divisions will be $12.50.

Loan Charge

Loan interest is charged in arrears on the outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each policy anniversary (or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death) and will bear interest at the same rate of the loan.  We currently charge an annual interest rate of 5.5% on loans.

After offsetting the 3.5% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 8.0%, the maximum guaranteed net cost of the loans is 4.5% annually in policy years 1-5.  However, the current net cost of the loans is 2.0% annually in policy years 1-5.  The current net cost of 2.0% for policy years 1-5 is derived by taking the 5.5% annual interest rate that We currently charge on loans and reducing it by the 3.5% annual interest rate We credit to the portion of the General Account securing the standard loan.  If You take a loan after the 5th policy year, We guarantee that the cost of the loan will be 0%.  See “Policy Loans” on page 52.

Surrender Charge

The surrender charge is the difference between the amount in Your policy fund and Your policy’s cash surrender value for the first 10 policy years after the date of issue or increase in face amount.  It is a contingent charge designed to partially recover Our expenses in distributing and issuing policies which are terminated by surrender in their early years (the premium charge is also designed to partially reimburse Us for these expenses).  It is a contingent load because You pay it only if You surrender Your policy (or let it lapse) during the first 10 policy years.  The amount of the charge in a policy yearis not necessarily related to Our actual sales expenses in that year. We anticipate that the premium charge and surrender chargewill not fully cover Our sales expenses.  If sales expenses are not covered by the premium charge and surrender charge, We will cover them with other assets.  The net cash surrender value, the amount We pay You if You surrender Your policy for cash, equals the cash surrender valueminus any policy debt.  The cash surrender valueis the policy fundminus the surrender charge.  See “Surrendering Your Policy” on page 54.

The first year surrender charge varies by the issue age, sex and class of the Insured at the time the policy is issued.  The maximum charge for Your policy per $1,000 of face amount is the first year charge.  The first year charge, on a per $1,000 of face amount basis, gradually decreases over the 10 year surrender charge period and is $0.00 after the 10th policy year.

The following table provides some examples of the first year surrender charge.  The maximum first year surrender charge for all issue ages, sexes, and classes is $52.50 per $1,000.  The $52.50 per $1,000 of face amount surrender charge occurs for males issued at a smoker class with issue ages at 58 or older.  Your policy will specify the actual surrender charge rate at issue, per $1,000 of face amount, for all durations in the 10 year surrender charge period.  The table below is only intended to give You an idea of the level of first year surrender charge for a few sample issue ages, sexes and classes.

Table of First Year Surrender Charges

Per $1,000 of Face Amount

Issue Age	Sex	Class	Surrender Charge Per $1,000 of Face Amount
35	Male	Non-Smoker	$19.00
35	Male	Smoker	$23.00

55	Female	Non-Smoker	$32.50
55	Female	Smoker	$31.00

65	Male	Preferred Non-Smoker	$47.50
65	Female	Smoker	$43.00

A face amount decrease will not reduce the surrender charge.  If the face amount is increased, then there will be a new surrender charge and a new 10 year surrender charge period will apply to the amount of the increase.  The surrender charge for the face amount increase will equal the surrender charge for a new policy with:

a)      The initial face amount set equal to the face amount increase

b)      The Insured’s policy age on the policy date equal to the policy age on the date of the face amount increase; and

c)      The premium class for the face amount increase

Suppose You bought Your policy at issue age 35 under a male preferred nonsmoker class with a face amount of $200,000.  During the 10th policy year, You decided to increase Your face amount by $100,000 to obtain a total face amount of $300,000.  If the face amount increase was determined to be acceptable to Us under the nonsmoker class, the surrender charge for Your $100,000 of increase would be the same as a new policy with the following surrender charge criteria:

a)      face amount of $100,000

b)      a policy age of 44 (the increase was effective during the 10th policy year before the policy anniversary at which You attained age 45).

c)      a premium class of male nonsmoker

The original $200,000 of face amount would continue to fall under the surrender charge schedule established at the issue date of the policy, but the $100,000 of face amount increase would begin a new surrender charge schedule with the criteria stated in (a) through (c) above.  At the time a face amount increase becomes effective We will send You an endorsement to Your policy which states the surrender charge criteria and surrender charge amounts.

Portfolio Expenses

The value of the net assets of each investment division reflects the management fees and other expenses incurred by the corresponding portfolio in which the investment divisions invest.  Some portfolios also deduct 12b-1 fees from portfolio assets.  You pay these fees and expenses indirectly. Some portfolios may also impose redemption fees, which We would administer and deduct directly from Your policy fund. Any redemption fee would be retained by or paid to the portfolio and not retained by Us.  For further information, consult the portfolios’ prospectuses.

Tax Effects

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based upon Our understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements, particularly if You pay the full amount of premiums under the policy.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements.  If it is subsequently determined that a policy does not satisfy the applicable requirements, We may take appropriate steps to bring the policy into compliance with such requirements and We reserve the right to restrict policy transactions in order to do so.

 In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets.  Although published guidance in this area does not address certain aspects of the policies, We believe that the owner of a policy should not be treated as the owner of the Separate Account assets.  We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the policies to be treated as life insurance policies for federal income tax purposes.  It is intended that the Separate Account, through the funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In General

We believe that the death benefit under a policy should be generally excludible from the gross income of the beneficiary.  Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.  A tax advisor should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in constructive receipt of the policy cash value until there is a distribution.  When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a “modified endowment contract.”

Modified Endowment Contracts (MEC)

Under the Internal Revenue Code, certain life insurance policies are classified as “Modified Endowment Contracts,” with less favorable tax treatment than other life insurance policies.  Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a MEC.  In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the “7-pay test.”  A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount.  If there is a “material change” in the policy’s benefits or other terms, the policy may have to be retested as if it were a newly issued policy.  A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years.  To prevent Your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits.  A current or prospective policy owner should consult a tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts

Policies classified as modified endowment contracts are subject to the following tax rules:

(1)        All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed.

(2)        Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

(3)        A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract.  In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner.  This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy and only after the recovery of all investment in the policy as taxable income.  However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions.  However, the tax consequences associated with loans after the fifth policy year are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Policy

Your investment in the policy is generally Your aggregate premiums.  When a distribution is taken from the policy, Your investment in the policy is reduced by the amount of the distribution that is tax-free.

Policy Loans and the Benefit Extension Rider

In general, interest on a policy loan will not be deductible.  If a policy loan is outstanding when a policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a policy loan, You should consult a tax advisor as to the tax consequences.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its policy fund is just enough to pay off the policy loans that have been taken out and then relying on the Benefit Extension Rider to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the benefit extension rider provided is lower than the policy’s original death benefit the policy might fail to qualify as a life insurance contract under the Internal Revenue Code or might become a MEC either of which could result in a significant tax liability attributable to the balance of any outstanding loan.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should consult with and rely on a competent tax advisor beforepurchasing the policy about the tax risks inherent in such a strategy.

Withholding

To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect however, not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies.  In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

Multiple Policies

All modified endowment contracts that are issued by Us (or Our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner’s income when a taxable distribution occurs.

Continuation of Policy Beyond Age 100

The tax consequences of continuing the policy beyond the Insured’s 100th year are unclear.  You should consult a tax advisor if You intend to keep the policy inforce beyond the Insured’s 100th year.

Section 1035 Exchanges

Generally, there are no tax consequences when You exchange one life insurance policy for another, so long as the same person is being insured (a change of the insured is a taxable event).  Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract.  The new policy may also lose any “grandfathering” privilege, where You would be exempt from certain legislative or regulatory changes made after Your original policy was issued, if You exchange Your policy.  You should consult with a tax advisor if You are considering exchanging any life insurance policy.

Accelerated Benefit Rider—Terminal Illness

We believe that payments received under the Accelerated Benefit Rider—Terminal Illness should be fully excludable from the gross income of the recipient if the recipient is the Insured under the policy (except in certain business contexts) and the insured person's life expectancy is 24 months or less.  However, tax consequences associated with reducing Your death benefit after We pay an accelerated benefit under this rider are uncertain.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting payment under this rider.

Accelerated Benefit Rider—Chronic Illness

The tax consequences associated with receiving an accelerated benefit payment under the Accelerated Benefit Rider—Chronic Illness are unclear.  It is possible that such distribution may be treated as taxable withdrawals.  Moreover, the tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are also unclear.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

Living Needs Rider

We believe that payments received under the Living Needs rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the Insured under the policy.  However, You should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Business Uses of Policy

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.  The tax consequences of such plans may vary depending on the particular facts and circumstances.  If You are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, You should consult a qualified tax advisor.

Employer-Owned Life Insurance Policies

Pursuant to recently enacted section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance policy will generally be limited to the premiums paid for such policy (although certain exceptions may apply in specific circumstances).  An employer-owned life insurance policy is a life insurance policy owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such policy.  It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance policies and to provide the notices and obtain the consents required by section 101(j).  These requirements generally apply to employer-owned life insurance policies issued or materially modified after August 17, 2006.  A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance policy.

Non-Individual Owners and Business Beneficiaries of Policies

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the policy.  In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules.  Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

Split-Dollar Arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements.  Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift, and Generation-Skipping Transfer Tax Considerations

The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, when the insured dies, the death proceeds will generally be includable in the owner’s estate for purposes of federal estate tax if the insured owned the policy.  If the owner was not the insured, the fair market value of the policy would be included in the owner’s estate upon the owner’s death.  The policy would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisors should be consulted concerning the estate and gift tax consequences of policy ownership and distributions under federal, state and local law.  The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%.  Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise.  Consult a tax advisor with respect to legislative developments and their effect on the policy.

Our Income Taxes

Under current federal income tax law, We are not taxed on the Separate Account’s operations.  Thus, currently We do not deduct a charge from the Separate Account for federal income taxes.   We reserve the right to charge the Separate Account for any future federal income taxes We may incur.

Under current laws in several states, We may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and We are not currently charging for them.  If they increase, We may deduct charges for such taxes.

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Right To Examine This Policy

For a limited period of time, as specified in Your policy, You have the right to examine the policy.  If for any reason You are not satisfied with it, then You may cancel the policy.  You cancel the policy by sending it to Our Administrative Office along with a written cancellation request.  Generally, Your cancellation request must be postmarked by the latest of the following dates:

•        10 days after You receive Your policy,

•        10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right), or

•        45 days after You sign Part 1 of the policy application.

If state law requires a longer right to examine period, it will be noted on the cover page of Your policy.

In all cases, We allocate Your premiums according to Your instructions on the policy’s record date. Generally, if You cancel Your policy during the right to examine period, then We will return all of the charges deducted from Your paid premiums and policy fund, plus the policy fund.  The policy fund will reflect both the positive and negative investment performance of the investment divisions chosen by You in the policy application. Where required by state law, We will refund the sum of all premiums paid.

Insurance coverage ends when You send Your request.

Your Policy Can Lapse

Your Premier Variable Universal Life 1.1 insurance coverage continues as long as the net cash surrender value of Your policy is enough to pay the monthly deductions that are taken out of Your policy fund.  During the no lapse guarantee period, coverage continues if Your paid premiums (less loan and withdrawals) exceed the schedule of required no lapse guarantee premiums.  If neither of these conditions is true at the beginning of any policy month, then We will send written notification to You and any assignees on Our records that a 61-day grace period has begun and that a specified amount of current premium is due.

If We receive payment of this amount before the end of the grace period, then We will use that amount to pay the overdue deductions.  We will put any remaining balance in Your policy fund and allocate it in the same manner as Your previous premium payments.

If We do not receive payment within 61 days, then Your policy will lapse without value.  We will withdraw any amount left in Your policy fund.  We will apply this amount to the deductions owed to Us, including any applicable surrender charge.  We will inform You and any assignee that Your policy has ended without value.

If the Insured person dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest, and overdue deductions.

You May Reinstate Your Policy

You may reinstate the policy within 5 years after lapse.  To reinstate the policy, You must:

•        fully complete an application for reinstatement,

•        provide satisfactory evidence of insurability for the person or persons to be Insured,

•        pay enough premium to cover all overdue monthly deductions or minimum premium depending on the duration of the policy and the no lapse guaranteed period,

•        increase the policy fund so that the policy fund minus any policy debt equals or exceeds the surrender charges, and

•        pay or restore any policy debt.

The effective date of reinstatement will be the beginning of the policy month that coincides with or follows the date that We approve Your reinstatement application.  Previous loans will be reinstated.

You may not reinstate a policy once it is surrendered.

Policy Periods And Anniversaries

We measure policy years, policy months, and policy anniversaries from the policy date shown on Your Schedule of Benefits page.  Each policy month begins on the same day in each calendar month.  The calendar days of 29, 30, and 31 are not used.  Our right to challenge a policy and the suicide exclusion are measured from the policy date.  See “Limits On Our Right To Challenge The Policy” on page 69.

Maturity Date

The maturity date is the first policy anniversary after the Insured’s 100th birthday.  The policy ends on that date if the Insured is still alive and the maturity benefit is paid.

If the Insured survives to the maturity date and You would like to continue the policy, We will extend the maturity date as long as this policy still qualifies as life insurance according to the Internal Revenue Service and Your state.

In order to extend the maturity date, all of the following conditions must be satisfied:

(a)     The policy cannot be in the grace period;

(b)     All of the policy fund must be transferred to either the General Account or the Money Market investment division; and

(c)     Death Benefit option 1 must be elected.

(See “Extended Maturity Option” in the “Additional Benefits” section on page 27 for further details about this option).

If the maturity date is extended, the policy may not qualify as life insurance and there may be tax consequences.  A tax advisor should be consulted before You elect to extend the maturity date. See “Tax Effects” on page 61. In order to continue the policy beyond the original maturity date, We require that the death benefit not exceed the policy fund on the original maturity date.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your policy and other variable life policies.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account.  The assets in the Separate Account generally are not chargeable with liabilities arising out of any other business We conduct.  Your policy fund values and the assets supporting them in the Separate Account are protected from and against any claims arising out of Our other businesses not involving the Separate Account.  Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Changing the Separate Account

We have the right to modify how We operate Our Separate Account.  We have the right to:

•        add investment divisions to, or remove investment divisions from, Our Separate Account;

•        combine two or more investment divisions within Our Separate Account;

•        withdraw assets relating to the policy from one investment division and put them into another;

•        eliminate the shares of a portfolio and substitute shares of another portfolio of the funds or another open-end investment company.  This may happen if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the purposes of the Separate Account A;

•        register or end the registration of Our Separate Account under the Investment Company Act of 1940;

•        operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of interested parties of Midland National);

•        disregard instructions from policy owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory policy.  (We would do so only if required by state insurance regulatory authorities or otherwise pursuant to insurance law or regulation); and

•        operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments.  In choosing these investments, We will rely on Our own judgment or that of an outside adviser for advice.  In addition, We may disapprove of any change in investment advisers or in investment policies unless a law or regulation provides differently.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment division until You tell Us otherwise.

Limits On Our Right To Challenge The Policy

We can challenge the validity of Your insurance policy (based on material misstatements in the application) if it appears that the Insured person is not actually covered by the policy under Our rules.  There are limits on how and when We can challenge the policy:

•        We cannot challenge the policy after it has been in effect, during the Insured person’s lifetime, for two years from the date the policy was issued or reinstated.  (Some states may require Us to measure this in some other way.)

•        We cannot challenge any policy change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during the Insured’s lifetime.

•        We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured person in the event that the Insured person becomes totally disabled.

•        If the Insured person dies during the time that We may challenge the validity of the policy, then We may delay payment until We decide whether to challenge the policy.

•        If the Insured person’s age or sex is misstated on any application, then the death benefit and any additional benefits will be changed.  They will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured person’s correct age and sex.

•        If the Insured person commits suicide within two years after the date on which the policy was issued, then the death benefit will be limited to the total of all paid premiums minus any policy debt any partial withdrawals of net cash surrender value.  If the Insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (Some states require Us to measure this time by some other date).

YOUR PAYMENT OPTIONS

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment.  Payments under these options are not affected by the investment performance of any investment division.  Instead, interest accrues pursuant to the option chosen.  If You do not arrange for a specific form of payment before the Insured person dies, then the beneficiary will have this choice.  However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account.  Any interest credited to amounts in the Midland National Access Account is taxable as income to the beneficiary.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

Optional Payment Methods

Our consent is required when an optional payment is selected and the payee is either an assignee or not a natural person (i.e., a corporation).  Currently, these alternate payment options are only available if the proceeds applied are more than $5,000 and periodic payments are at least $50.

You have the following options:

1)      Interest Payments: The money will stay on deposit with Us for a period that We agree upon.  You will receive interest on the money at a declared interest rate.

2)      Installment Options: There are two ways that We pay installments:

a)      Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

b)      Fixed Amount: We will pay the sum in installments in an amount that We agree upon.  We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

3)      Monthly Life Income Option: We will pay the money as monthly income for life.  You may choose from 1 of 5 ways to receive this income.  We will guarantee payments for:

(1)   at least 5 years (called “5 Years Certain”);

(2)   at least 10 years (called “10 Years Certain”);

(3)   at least 15 years (called “15 Years Certain”);

(4)   at least 20 years (called “20 Years Certain”); or

(5)   payment for life.  With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, only one payment will be made.

4)      Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the deposit and installment options at 2.75% a year, but We may allow a higher rate of interest.

The beneficiary, or any other person who is entitled to receive payment, may name a successor to receive any amount that We would otherwise pay to that person’s estate if that person died.  The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve more than one of the payment options, or a payee who is a fiduciary or not a natural person.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  These include:

•        rules on the minimum amount We will pay under an option,

•        minimum amounts for installment payments,

•        withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

•        the naming of people who are entitled to receive payment and their successors, and

•        the ways of proving age and survival.

You will choose a payment option (or any later changes) and Your choice will take effect in the same way as it would if You were changing a beneficiary.  (See “YOUR BENEFICIARY” below).  Any amounts that We pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

Even if the death benefit under the policy is excludible from income, payments under payment options may not be excludible in full.  This is because earnings on the death benefit after the Insured’s death are taxable and payments under the payment options generally include such earnings.  You should consult a tax advisor as to the tax treatment of payments under payment options.

YOUR BENEFICIARY

You name Your beneficiary in Your policy application.  The beneficiary is entitled to the death benefits of the policy.  You may change the beneficiary during the Insured’s lifetime by writing to Our Administrative Office.  If no beneficiary is living when the Insured dies, We will pay the death benefit to the owner or the owner’s estate.

ASSIGNING YOUR POLICY

You may assign Your rights to this policy.  You must send a copy of the assignment to Our Administrative Office.  We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis.

This policy, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This policy may not be traded on any stock exchange or secondary market.  By purchasing this policy, You represent and warrant that You are not purchasing or intending to use this policy, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

WHEN WE PAY PROCEEDS FROM THIS POLICY

We will generally pay any death benefits, net cash surrender value, or loan proceeds within seven days after receiving the required form(s) at Our Administrative Office.  Death benefits are determined as of the date of the Insured person’s death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions.  We pay interest from the date of death to the date of payment.

We may delay payment and transfers for one or more of the following reasons:

(1)         We are investigating the claim, contesting the policy, determining that the beneficiary is qualified to receive the proceeds (e.g., is not a minor or responsible for causing the death), or resolving other issues that must be determined before payment (e.g., conflicting claims to the proceeds).

(2)         We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or the SEC has declared that an emergency exists.

(3)         The SEC permits Us to delay payment to protect Our policy owners.

If, pursuant to SEC rules, the Fidelity VIP Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then We will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding investment division until the Fund is liquidated.

We may also delay any payment until Your premium checks have cleared Your bank.  We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive Your request.  We will not defer payment if it is used to pay premiums on policies with Us.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, requires Us to reject a premium payment and/or “freeze” or block Your policy fund.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, loans, surrenders, or death benefits, make transfers, or continue making payments under Your payment option.  If a policy fund were frozen, the policy fund would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your policy to government agencies and departments.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud or theft, We may verify any changes in address You request by sending a confirmation of the change of address to Your old address.

YOUR VOTING RIGHTS AS AN OWNER

We invest the assets of Our Separate Account divisions in shares of the funds’ portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•        to elect the funds’ Boards of Directors,

•        to ratify the selection of independent auditors for the funds, and

•        on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your policy.  We will vote at shareholder meetings according to Your instructions.

The funds will determine how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all policy owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We will also vote any fund shares that We alone are entitled to vote in the same proportions that policy owners vote.  The effect of this proportional voting is that a small number of policy owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict policy owner voting, then We may do so.

You may participate in voting only on matters concerning the fund portfolios in which Your policy fund has been invested.  We determine Your voting shares in each division by dividing the amount of Your policy fund allocated to that division by the net asset value of one share of the corresponding fund portfolio.  This is determined as of the record date set by the funds’ Boards for the shareholders meeting.  We count fractional shares.

If You have a voting interest, We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the funds’ adviser or the investment policies of its portfolios.  We will advise You if We do.

Other insurance companies own shares in the funds to support their variable insurance products.  We do not foresee any disadvantage to this.  Nevertheless, the funds’ Boards of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any fund action, then We will see that appropriate action is taken to protect Our policy owners.

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the policies.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company offers the policies through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the policies.  We pay commissions to Sammons Securities Company for sales of the Policies by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for policy sales is 100% of premiums during policy year 1, 4.5% during policy years 2-15, and 0% following policy year 15.  We may also pay additional commissions calculated as a percentage of Your policy fund value at specified times (e.g. at the end of the fifth policy year).  Further, for each premium received following an increase in base face amount, a commission on that premium will be paid up to the target premium for the increase in each year. The commission for the increase in face amount will be calculated using the commission rates for the corresponding policy year. We pay commissions for policies sold to policy owners in the substandard risk underwriting class and for rider premiums based on Our rules at the time of payment. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for some of Sammons Securities Company’s expenses, including the following sales expenses: registered representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the policies.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of policies.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the policies may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to You.  You may wish to take such payments into account when considering and evaluating any recommendations relating to the policy. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a policy.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the policy: (a) deductions from Your premiums; (b) the surrender charge; (c) the mortality and expense charge; (d) the cost of insurance deduction; (e) payments, if any, received from the funds or their managers; and (f) investment earnings on amounts allocated under policies to the General Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

The Statement of Additional Information (SAI) can provide You with more detailed information about distribution expenses, commissions, and compensation than is contained in this prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on, the Separate Account, on the ability of Sammons Securities Company, LLC to perform under its distribution agreement, or the ability of the Company to meet its obligations under the policy.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information.  Our financial statements should be distinguished from the Separate Account’s financial statements and You should consider Our financial statements only as bearing upon Our ability to meet Our obligations under the policies.  For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to Us at Our Administrative Office.

Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account.

Administrative Office means where You can write to Us to make transaction requests or service requests.  The address is:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

You may also call Us at Our Administrative Office toll-free at (800) 272-1642.  We have different fax (facsimile) numbers for different types of services.  To send Us transaction requests by fax (facsimile), You should use the following fax numbers: (605) 335-8557 or (877) 841-6709 (toll-free).  To send Us service requests by fax (facsimile), You should use the following fax numbers: (605) 335-3621 or (877) 208-6136 (toll-free).

Age means the age of the Insured person on his/her last birthday preceding the policy date.

Attained Age means the age of the Insured person on his/her birthday preceding a policy anniversary date.

Beneficiary means the person or persons to whom the policy’s death benefit is paid when the Insured dies.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Cash Surrender Value means the policy fund on the date of surrender, less any surrender charge.

Death Benefit means the amount payable under Your policy when the Insured person dies.

Evidence of Insurability means evidence, satisfactory to Us, that the Insured person is insurable and meets Our underwriting standards.

Face Amount means the amount stated on the face of Your policy that will be paid either upon the death of the Insured or the policy maturity, whichever is earlier.

Full Loan Value means the net cash surrender value minus any loan interest that will accrue till the next policy anniversary.

Funds means the investment companies, commonly called mutual funds, available for investment by Separate Account A on the policy date or as later changed by Us.

Inforce means the Insured’s life remains Insured under the terms of the policy.

Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of the fund.

Modified Endowment Contract (MEC) is a policy where premiums are paid more rapidly than the rate defined by a 7-pay test.

Monthly Anniversary means the day of each month that has the same numerical date as the policy date.

Net Cash Surrender Value means the cash surrender value less any outstanding policy debt.

Net Premium means the premium paid less a deduction for the premium load and less any applicable service charge.

No Lapse Guarantee Period means the amount of time this policy is guaranteed to remain inforce if the sum of the premiums paid, less any policy debt and withdrawals, is equal to or greater than the no lapse guarantee premium requirement.

Policy Anniversary means the same month and day of the policy date in each year following the policy date.

Policy Date means the date insurance coverage is effective and from which policy anniversaries and policy years are determined.

Policy Debt means the total loan on the policy on that date plus the interest that has accrued, but has not been paid as of that date.

Policy Fund means the sum of monies in Our Separate Account A attributable to Your inforce policy plus any monies in Our General Account for Your policy.

Policy Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.

Policy Year means a year that starts on the policy date or on each anniversary thereafter.

Record Date means the date the policy is recorded on Our books as an inforce policy.

Rider Date means the date the rider takes effect.

Separate Account means Our Separate Account A which receives and invests Your net premiums under the policy.

Specified Amount means the face amount of the policy. The term “specified amount” used in Your policy has the same meaning as the term “face amount” used in this prospectus.

Surrender Charge means a charge made only upon surrender of the policy.

APPENDIX A

Policies Issued Before May 1, 2003

Premier Variable Universal Life insurance policies issued before May 1, 2003, generally are different than the policies described in this prospectus in the following manners:

•        The premium charge remains at 5.0% even for policies with an Initial face amount of insurance of $1,000,000 or more.

•        The cost of insurance deductions are not “banded” (they do not vary depending on the initial face amount of insurance).

•        The minimum “No Lapse Guarantee Premium” and No Lapse Guarantee Period may be different.

See Your policy itself for specific information applicable to You.

APPENDIX B

Generally, only policies issued after May 1, 1998, and prior to July 15, 2004 contain the Automatic Benefit Increase Provision Rider. The only exception to this would be if Your application was in the underwriting process prior to July 15, 2004. If this is the case, You may have an policy date later than July 15, 2004 and still have the Automatic Benefit Increase Provision Rider.  This rider is also known as the Cost of Living Rider 2.

If Your policy contains this rider, the following details apply:

Fee Table

Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Optional Rider Charges
Automatic Benefit Increase Provision Rider	Not Applicable	None	None[i]

iThe rider does not require separate monthly deductions, but it does affect the amount of Your monthly cost of insurance deduction by increasing Your face amount.

Automatic Benefit Increase (“ABI”) Provision Rider: Under this rider Your face amount can automatically increase every two years, based on increases in the Consumer Price Index. The increases will occur on the 2nd policy anniversary and every two years thereafter, unless You reject an increase. The increases continue until the rider terminates. We send You a notice about the increase amounts at least 30 days before the increase date. You have the right to reject any increase by sending a written notice to Our Administrative Office before it takes effect. If You reject an increase, then the ABI Provision Rider terminates. (See Your ABI rider for exact details.)

We calculate each face amount increase under the ABI Provision Rider as follows:

(a)    The eligible face amount, multiplied by

(b)    The Consumer Price Index 5 months before the increase date, divided by

(c)    The Consumer Price Index 29 months before the increase date, minus

(d)    The eligible face amount from part (a).

The eligible face amount is the sum of the portions of the face amount of insurance that are in the standard premium class.

The maximum increase is the lesser of $50,000 or 20% of the eligible face amount. The ABI Provision Rider automatically terminates once the total of the increases is more than twice the initial face amount. The Consumer Price Index is the U.S. Consumer Price Index for all urban customers as published by the U.S. Department of Labor. (See Your policy form for more details on this index.)

Rider Charges.  The ABI Provision Rider does not require separate monthly deductions, but it does affect the amount of Your monthly cost of insurance deduction.  As the automatic increases are applied, Your face amount of insurance will increase and, consequently, the amount at risk will also increase.  The monthly cost of insurance deduction will increase to cover the additional amount at risk.

Note:  Face amount increases under the ABI Provision Rider—

  increase the planned and no lapse guarantee premiums. (See Your ABI Provision Rider and Your Base Policy Form for exact details.)
  the increased portion of the face amount establishes a new surrender charge schedule based upon the attained age and rating class at the time the face amount increase becomes effective.
  may have tax consequences.  Consult Your tax advisor.

Termination of Rider. This rider will terminate if any of the following occur.

(a)    You reject an increase in the face amount provided by this rider;

(b)   the face amount is decreased (by current company practice, We will not terminate the rider due to a  partial withdrawal decreasing the face amount);

(c)    the anniversary following the Insured’s 60th birthday;

(d)   this contract terminates;

(e)    We receive Your written request to terminate this rider;

(f)     the sum of all face amount increases provided by this rider exceeds two times the initial face amount;

(g)    monthly deductions are waived under a disability benefit rider;

(h)    We determine that Our notice about an increase will not reach You (for example, if We mail a notice to You and the postal system returns it to Us marked “addressee unknown”.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account A, including more information about distribution expenses, commissions and compensation than is contained in this prospectus. The SAI is incorporated by reference into this prospectus and is legally a part of this prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative. We will send You a copy of the SAI within 3 business days of Your request.

Personalized illustrations of death benefits, cash surrender values, and cash values are also available free of charge upon request.  You can obtain a personalized illustration or make other policy inquiries by contacting Our Administrative Office at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(800) 272-1642

Information about the Separate Account can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about the Separate Account are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102.

SEC File No.   811-05271

pvul_sai.htm - Midland National Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION FOR THE

PREMIER VARIABLE UNIVERSAL LIFE 1.1

Flexible Premium Variable Universal Life Policy

Issued By:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(through the Midland National Life Separate Account A)

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Premier Variable Universal Life Insurance Policy (“policy”) offered by Midland National Life Insurance Company.  You may obtain a free copy of the prospectus dated May 1, 2011, by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(605) 335-5700 (telephone)

 (800) 272-1642 (toll-free telephone)

(877) 841-6709 (toll-free facsimile for transaction requests)

(877) 208-6136 (toll-free facsimile for administrative requests)

Terms used in this SAI have the same meanings as in the current prospectus for the policy.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this policy and the prospectuses for the 58 Portfolios currently available in the policy.

Dated May 1, 2011

The policy

policyowner

death benefit

payment options

premium limitations

about us

midland national life insurance company

our separate account a

our reports to policyowners

dividends

distribution of the policies

regulation

discount for employees of sammons enterprises, inc.

legal matters

financial matters

additional information

Performance

illustrations

Financial Statements

The policy

The entire contract is made up of the policy, including any supplemental benefit, schedules, the signed written application for the policy, and any attached supplemental written application(s).  We assume that each statement made in the written application is made to the best of the knowledge and belief of the person(s) who made them and, in the absence of fraud, those statements are deeded to be representations and not warranties.  We cannot use any statement to deny a claim or to void the policy unless it is contained in a written application that is made part of the policy by attachment or insertion.

policyowner

The policyowner is the insured unless another individual has been named in the application.  As policyowner, You are entitled to exercise all rights under Your policy while the insured is alive. Without any beneficiary consent You can:

1.       Transfer ownership of Your policy by absolute assignment;

2.       Designate, change or revoke a contingent owner; or

3.       Change any revocable beneficiary during the insured’s lifetime.

With each irrevocable beneficiary’s consent, You may:

  Change the irrevocable beneficiary during the insured’s lifetime;
  Receive any benefit, exercise any right, and use any privilege granted by Your policy allowed by Us; or
  Agree with Us to any change or amendment of Your policy.

If You die while the insured is alive, the contingent owner, if any, will become the owner.  If there is no contingent owner, ownership will pass to Your estate.

death benefit

As long as the policy is still inforce, We will pay the death benefit to the beneficiary when the insured dies.  Federal tax law may require a greater death benefit than the one provided for in Your policy.  This benefit is a percentage multiple of Your policy fund. The percentage declines as the insured person gets older (this is referred to as the “corridor” percentage). The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the percentage for his or her age. For this purpose, age is the attained age (last birthday) at the beginning of the policy year of the insured person’s death.  Below is a table of corridor percentages and some examples of how they work.

Table of Corridor Percentages

Based on Policy Fund

If the Insured Person’s Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund	If the Insured Person’s Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund
0-40	250%	60	130%
41	243%	61	128%
42	236%	62	126%
43	229%	63	124%
44	222%	64	122%
45	215%	65	120%
46	209%	66	119%
47	203%	67	118%
48	197%	68	117%
49	191%	69	116%
50	185%	70	115%
51	178%	71	113%
52	171%	72	111%
53	164%	73	109%
54	157%	74	107%
55	150%	75-90	105%
56	146%	91	104%
57	142%	92	103%
58	138%	93	102%
59	134%	94	101%
		95-99	100%

These percentages are based on federal income tax law which requires a minimum death benefit, in relation to policy fund, for Your policy to qualify as life insurance.

For example, assume the insured person is 55 years old and the face amount is $100,000. The “corridor percentage” at that age is 150%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $66,666,67, the corridor percentage applies and the death benefit will be greater than $100,000 (since 150% of $66,666.67 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 150%. So if the policy fund were $70,000, then the death benefit would be $105,000.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $200,000, then the death benefit would be $300,000. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $200,000, the death benefit would increase by $1.50 (at that age).

payment options

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

premium limitations

Federal law limits the premiums that can be paid if this policy is to qualify as life insurance for tax purposes.  We will not accept a premium that would cause this limit to be exceeded.  If We accept such a premium in error, We will refund it as soon as the error is discovered.

If a policy change is executed that causes this policy to exceed the maximum premium limits allowed by federal law, We will refund the excess premium when the total premiums paid exceed the federal limits.

We will accept any premium needed to keep this policy in force.

about us

midland national life insurance company

We are Midland National Life Insurance Company, a stock life insurance company. We were organized, in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company”. We were reincorporated as a stock life insurance company in 1909. Our name, Midland National Life Insurance Company, was adopted in 1925. We redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition:  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to our policyowners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to our policyowners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective policyowners to read and understand our financial statements, which are included in this Statement of Additional Information ("SAI").

our separate account a

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a “Separate Account” under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  The assets of the Separate Account may not be used to pay any of Our other liabilities We are obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to ten of the fifty-eight investment divisions of Our Separate Account at any one time.

our reports to policyowners

We currently intend to send You reports shortly after the end of the third, sixth, ninth, and twelfth policy months of each policy year that show:

•         the current death benefit for Your policy,

•         Your policy fund,

•         information about investment divisions,

•         the cash surrender value of Your policy,

•         the amount of Your outstanding policy loans,

•         the amount of any interest that You owe on the loan, and

•         information about the current loan interest rate.

The annual report will show any transactions involving Your policy fund that occurred during the policy year. Transactions include Your premium allocations, Our deductions, and Your transfer or withdrawals. The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions). We may change these reporting practices. Confirmations will be sent to You for transfers of amounts between investment divisions and certain other policy transactions.

Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance policy is delivered.

We will send You semi-annual reports with financial information on the funds.

dividends

We do not pay any dividends on these policies.

distribution of the policies

 The policies are offered to the public on a continuous basis, but we have discontinued the offering.

Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the policies.  Sammons Securities Company is a Delaware limited liability company and is its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly-owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the policies through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as our insurance agents.

Sammons Securities Company received sales compensation with respect to these policies and other variable life policies not included in this registration statement under the Midland National Life Separate Account A in the following amounts during the years indicated:

Fiscal year	Aggregate Amount of Commissions Paid to Sammons Securities Company *	Aggregate Amount of Commissions Retained by Sammons Securities Company*

2008	$7,179,896	$72,557
2009	$4,282,773	$47,429
2010	$3,349,631	$36,540

* Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland National’s variable universal life insurance policies under Separate Account A.

Sammons Securities Company passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the policies.  However, under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the policies.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for

•         “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the policies;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell policies. This policy has been filed with and, as necessary, approved by insurance officials in those states. The provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell policies. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.

We are also subject to various federal securities laws and regulations with respect to the Separate Account and the policies.

discount for employees of sammons enterprises, inc.

Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s policy during the first year. All other policy provisions will apply.

legal matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

financial matters

The financial statements of Midland National Life Separate Account A and Midland National Life Insurance Company, included in this SAI and the registration statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in this SAI. The address for PricewaterhouseCoopers LLP is 100 E. Wisconsin Ave., Suite 1800, Milwaukee, WI 53202. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.

additional information

We have filed a Registration Statement relating to the Separate Account and the variable life insurance policy described in this SAI with the SEC.  The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this SAI under the rules and regulations of the SEC. If You would like additional information, then You may obtain it from the SEC’s main office in Washington, DC. You will have to pay a fee for the material.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.  We base the performance information on the investment experience of the investment division and the funds.  The information does not indicate or represent future performance. Total return quotations reflect changes in funds’ share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge.  The quotations will not reflect deductions from premiums (the sales charge, premium tax charge, and any per premium expense charge), the monthly deduction from the policy fund (the expense charge, the cost of insurance charge, and any charges for additional benefits), the surrender charge, or other transaction charges.  These fees and charges would have reduced the performance shown.  Therefore, these returns do not show how actual investment performance will affect policy benefits.  A cumulative total return reflects performance over a stated period of time.  An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.  Average annual total returns tend to smooth out variations in an investment division’s returns and are not the same as actual year-by-year results.

Midland National may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.

illustrations

Midland National may provide individual hypothetical illustrations of policy fund, cash surrender value, and death benefits based on the funds’ historical investment returns.  These illustrations will reflect the deduction of expenses in the funds and the deduction of policy charges, including the mortality and expense risk charge, the deductions from premiums, the monthly deduction from the policy fund and the surrender charge.  The hypothetical illustrations are designed to show the performance that could have resulted if the policy had been in existence during the period illustrated and do not indicate what policy benefits will be in the future.

Financial Statements

The financial statements of Midland National Life Insurance Company included in this Statement of Additional Information should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland National Life Insurance Company to meet its obligations under the policies.  They should not be considered as bearing upon the investment performance of the assets held in the Separate Account.

MNLIC
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010 and 2009

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                          1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2010 and 2009       2

     Consolidated Statements of Income for the years ended
       December 31, 2010, 2009 and 2008                                 3

     Consolidated Statements of Stockholder's Equity and
       Comprehensive Income (Loss) for the years ended
       December 31, 2010, 2009 and 2008                                 4

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2010, 2009 and 2008                                 5

     Notes to Consolidated Financial Statements                         7

                         Report of Independent Auditors

To the Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiaries

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland
National Life Insurance Company and Subsidiaries (the "Company") at December 31,
2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 25, 2011

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, WI  53202

T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2010 and 2009
(Amounts in Thousands, except par value)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      2010                 2009
                                                                                 -----------------   ------------------

ASSETS
Investments
    Fixed maturities, available for sale, at fair value                               $24,516,373          $22,256,805
    Equity securities, at fair value                                                      424,953              462,328
    Mortgage loans                                                                        247,133              241,001
    Policy loans                                                                          333,186              315,979
    Short-term investments                                                                248,637              353,271
    Derivative instruments                                                                425,656              435,085
    Other invested assets                                                                 983,630              337,514
                                                                                 -----------------   ------------------
              Total investments                                                        27,179,568           24,401,983
Cash                                                                                       50,517              269,749
Accrued investment income                                                                 237,447              217,912
Deferred policy acquisition costs                                                       1,502,244            1,798,826
Deferred sales inducements                                                                455,628              626,447
Present value of future profits of acquired businesses                                     21,015               21,767
Federal income tax asset, net                                                              58,019              410,274
Other receivables, other assets and property, plant and equipment                         146,950              145,213
Reinsurance receivables                                                                 1,889,376            2,079,974
Separate account assets                                                                 1,001,274              934,472
                                                                                 -----------------   ------------------
              Total assets                                                            $32,542,038          $30,906,617
                                                                                 =================   ==================
LIABILITIES
Liabilities
Policyholder account balances                                                         $24,817,393          $23,244,885
Policy benefit reserves                                                                 1,049,300            1,003,106
Policy claims and benefits payable                                                        119,949               99,461
Repurchase agreements, other borrowings and collateral on
 derivative instruments                                                                 2,527,412            2,974,315
Derivative instruments                                                                     10,541               51,187
Other liabilities                                                                         729,027              674,515
Separate account liabilities                                                            1,001,274              934,472
                                                                                 -----------------   ------------------
              Total liabilities                                                        30,254,896           28,981,941
                                                                                 -----------------   ------------------
STOCKHOLDER'S EQUITY
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     issued and outstanding                                                                 2,549                2,549
    Additional paid-in capital                                                            335,907              301,827
    Retained earnings                                                                   1,860,073            1,599,861
    Accumulated other comprehensive income (loss)                                          88,613             (483,751)
                                                                                 -----------------   ------------------
              Total Midland National Life Ins. Co. stockholder's equity                 2,287,142            1,420,486
Noncontrolling interest                                                                         -              504,190
                                                                                 -----------------   ------------------
              Total stockholder's equity                                                2,287,142            1,924,676
                                                                                 -----------------   ------------------
              Total liabilities and stockholder's equity                              $32,542,038          $30,906,617
                                                                                 =================   ==================

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                               2010             2009              2008
                                                                           --------------  ----------------  ---------------

REVENUES
Premiums                                                                       $ 146,850         $ 147,415        $ 137,156
Interest sensitive life and investment product charges                           303,991           295,560          288,514
Net investment income                                                          1,407,708         1,059,608          966,440
Net gains (losses) on derivatives and derivative instruments                     191,371          (157,076)         (37,865)
Net unrealized gain from variable interest entity                                      -            35,795           27,442
Net realized investment gains                                                     94,571           154,827          117,775
Total other-than-temporary impairment losses                                     (75,139)          (83,778)         (87,404)
Noncredit portion in other comprehensive income                                    3,557            12,307                -
                                                                           --------------  ----------------  ---------------
              Net impairment loss recognized in earnings                         (71,582)          (71,471)         (87,404)
Other income                                                                      15,045            12,419           16,583
                                                                           --------------  ----------------  ---------------
              Total revenue                                                    2,087,954         1,477,077        1,428,641
                                                                           --------------  ----------------  ---------------
BENEFITS AND EXPENSES
Interest credited to policyholder account balances                               881,856           541,266          447,901
Benefits incurred                                                                302,497           238,071          245,319
Amortization of deferred sales inducements                                        80,765            60,246           74,081
                                                                           --------------  ----------------  ---------------
              Total benefits                                                   1,265,118           839,583          767,301
Operating and other expenses (net of commissions and other
 expenses deferred)                                                              116,552           162,648           92,491
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                          221,904           175,601          178,739
                                                                           --------------  ----------------  ---------------
              Total benefits and expenses                                      1,603,574         1,177,832        1,038,531
                                                                           --------------  ----------------  ---------------
              Income before income taxes                                         484,380           299,245          390,110
Income tax provision                                                             131,908           102,308          138,996
                                                                           --------------  ----------------  ---------------
              Net income                                                         352,472           196,937          251,114
Less:  Net income attributable to noncontrolling interests (net
 of tax $0 in 2010, $9,992 in 2009 and $533 in 2008)                                   -           (57,373)          (6,437)
                                                                           --------------  ----------------  ---------------
              Net income attributable to Midland National Life Ins. Co.        $ 352,472         $ 139,564        $ 244,677
                                                                           ==============  ================  ===============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                   Midland National Life Insurance Co. Stockholder's Equity
                                                              -------------------------------------------------------------------

                                                                               Additional
                                                                 Common          Paid-in         Retained        Comprehensive
                                                                  Stock          Capital         Earnings           Income
                                                              --------------  --------------   -------------   ------------------

Balance, December 31, 2007                                        $   2,549       $ 268,707      $1,306,927
Comprehensive income (loss)
    Net income                                                                                      244,677         $    244,677
    Other comprehensive income  (loss)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax $390,545)                                                            (725,299)
      Pension liability (net of tax ($1,259))                                                                             (2,337)
      Post-retirement liability (net of tax $682)                                                                          1,266
                                                                                                               ------------------
              Comprehensive (loss)                                                                                  $   (481,693)
                                                                                                               ==================
Capital contribution                                                                 50,000
Dividends paid on common stock                                                                      (46,740)
                                                              --------------  --------------   -------------
Balance, December 31, 2008                                            2,549         318,707       1,504,864
Cumulative effect of non-credit impairment losses
 from prior periods (net of tax ($3,796))                                                             7,050
Comprehensive income (loss)
    Net income                                                                                      139,564         $    139,564
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments,
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $165,204)                                                                                  306,808
      Pension liability (net of tax ($1,200))                                                                             (2,229)
      Post-retirement liability (net of tax $340)                                                                            630
                                                                                                               ------------------
              Comprehensive income                                                                                  $    444,773
                                                                                                               ==================
Equity transactions with noncontrolling interests, net                              (16,880)
Capital contribution
Dividends paid on common stock                                                                      (51,617)
                                                              --------------  --------------   -------------
Balance, December 31, 2009                                            2,549         301,827       1,599,861
Deconsolidation of variable interest entity                                          16,880
Comprehensive income (loss)
    Net income                                                                                      352,472              352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $310,610)                                                                                  576,847
      Pension liability (net of tax ($1,760))                                                                             (3,269)
      Post-retirement liability (net of tax ($654))                                                                       (1,214)
                                                                                                               ------------------
              Comprehensive income                                                                                  $    924,836
                                                                                                               ==================
Capital contribution                                                                  5,000
Employee stock ownership plan                                                        12,200
Dividends paid on common stock                                                                      (92,260)
                                                              --------------  --------------   -------------
Balance, December 31, 2010                                        $   2,549       $ 335,907      $1,860,073
                                                              ==============  ==============   =============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                              ----------------------------------------------------------
                                                                    Accumulated
                                                                       Other                               Total
                                                                   Comprehensive      Noncontrolling   Stockholder's
                                                                   Income (Loss)        Interest           Equity
                                                                 ------------------  ---------------   ---------------

Balance, December 31, 2007                                            $    (55,540)        $      -       $ 1,522,643
Comprehensive income (loss)
    Net income                                                                                6,437           251,114
    Other comprehensive income  (loss)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax $390,545)              (725,299)                          (725,299)
      Pension liability (net of tax ($1,259))                               (2,337)                            (2,337)
      Post-retirement liability (net of tax $682)                            1,266                              1,266
              Comprehensive (loss)
Capital contribution                                                                        127,400           177,400
Dividends paid on common stock                                                                                (46,740)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2008                                                (781,910)         133,837         1,178,047
Cumulative effect of non-credit impairment losses
 from prior periods (net of tax ($3,796))                                   (7,050)                                 -
Comprehensive income (loss)
    Net income                                                                               57,373           196,937
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments,
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $165,204)                                    306,808                            306,808
      Pension liability (net of tax ($1,200))                               (2,229)                            (2,229)
      Post-retirement liability (net of tax $340)                              630                                630
              Comprehensive income
Equity transactions with noncontrolling interests, net                                       16,880
Capital contribution                                                                        296,100           296,100
Dividends paid on common stock                                                                                (51,617)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2009                                                (483,751)         504,190         1,924,676
Deconsolidation of variable interest entity                                                (504,190)         (487,310)
Comprehensive income (loss)
    Net income                                                                                                352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $310,610)                                    576,847                            576,847
      Pension liability (net of tax ($1,760))                               (3,269)                            (3,269)
      Post-retirement liability (net of tax ($654))                         (1,214)                            (1,214)
              Comprehensive income
Capital contribution                                                                                            5,000
Employee stock ownership plan                                                                                  12,200
Dividends paid on common stock                                                                                (92,260)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2010                                             $    88,613         $      -       $ 2,287,142
                                                                 ==================  ===============   ===============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                       2010               2009               2008
                                                                   -------------  -----------------  -----------------

OPERATING ACTIVITIES
Net income                                                            $ 352,472          $ 196,937          $ 251,114
Adjustments to reconcile net income to net cash
 provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and present value
     of future profits of acquired businesses                           302,669            235,847            252,821
    Net amortization of premiums and discounts
     on investments                                                    (131,051)           (89,973)           (53,509)
    Amortization of index options                                       179,637            165,439            258,469
    Employee stock ownership plan                                        12,200                  -                  -
    Policy acquisition costs deferred                                  (263,602)          (214,843)          (239,169)
    Sales inducements deferred                                          (92,589)           (74,579)           (96,598)
    Net realized investment (gains) losses and net
     impairment losses recognized in earnings                           (22,989)           (83,356)           (30,371)
    Net (gains) losses on derivatives and derivative
     instruments                                                       (191,371)           157,076             37,865
    Net unrealized gains from variable interest entity                        -            (35,795)           (27,442)
    Provision (benefit) for deferred income taxes                        20,151            (17,781)            21,142
    Net interest credited and product charges on
     universal life and investment policies                             895,216            436,536            365,747
    Changes in other assets and liabilities
      Net receivables                                                   (23,954)           (57,028)            (8,417)
      Net payables                                                       71,909            125,697             18,239
      Policy benefits                                                   102,645             55,813             91,041
      Other, net                                                        (49,117)              (567)             4,410
                                                                   -------------  -----------------  -----------------
              Net cash provided by operating activities               1,162,226            799,423            845,342
                                                                   -------------  -----------------  -----------------

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                      2010               2009               2008
                                                                 ----------------  -----------------  -----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                   5,026,800          7,712,355          8,621,197
    Equity securities                                                    224,575            100,281            138,241
    Mortgage loans                                                        52,252             33,601             43,499
    Derivative instruments                                                     -              9,987             45,877
    Other invested assets                                                 52,778             37,206             26,382
Cost of investments acquired
    Fixed maturities                                                  (6,821,533)        (9,049,051)       (10,928,448)
    Equity securities                                                   (160,158)          (102,725)          (130,751)
    Mortgage loans                                                       (61,773)           (25,893)            (4,720)
    Derivative instruments                                              (125,959)          (162,597)          (423,186)
    Other invested assets                                                (31,865)           (28,219)           (84,276)
Change in cash due to deconsolidation of VIE                            (159,827)                 -                  -
Net change in policy loans                                               (17,207)              (487)           (16,081)
Net change in short-term investments                                     104,634           (175,000)           174,597
Net change in collateral on derivatives                                  (86,174)           183,681            (92,372)
Net change in amounts due to/from brokers                                 30,861            144,838              5,189
                                                                 ----------------  -----------------  -----------------
              Net cash used in investing activities                   (1,972,596)        (1,322,023)        (2,624,852)
                                                                 ----------------  -----------------  -----------------
FINANCING ACTIVITIES
Receipts from universal life and investment  products                  2,906,068          2,779,877          2,798,104
Benefits paid on universal life and investment  products              (2,189,030)        (2,076,795)        (1,870,294)
Net change in repurchase agreements and other borrowings                 (38,643)          (258,701)           820,615
Receipts related to noncontrolling interests, net                              -            296,100            127,400
Capital contributions received                                             5,000                  -             50,000
Dividends paid on common stock                                           (92,257)           (51,617)           (46,740)
                                                                 ----------------  -----------------  -----------------
              Net cash provided by financing activities                  591,138            688,864          1,879,085
                                                                 ----------------  -----------------  -----------------
              Net increase (decrease) in cash                           (219,232)           166,264             99,575
Cash
Beginning of year                                                        269,749            103,485              3,910
                                                                 ----------------  -----------------  -----------------
End of year                                                            $  50,517          $ 269,749          $ 103,485
                                                                 ================  =================  =================
SUPPLEMENTAL INFORMATION
Cash paid during the year for
 Income taxes, paid to parent                                           $ 51,374          $ 204,153          $  59,855
Interest on other borrowings                                               2,381              4,594              5,044

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
--------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. MNL Reinsurance Company ("MNL Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in Iowa. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for
        Life and Health Insurance ("North American").

        Midland National is a limited partner in Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a
        private investment company and variable interest entity. At December 31,
        2009 and 2008, Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% and 62.9%
        of the Fund, respectively. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting
        Standards Board ("FASB"), the Company deconsolidated the Fund as of
        January 1, 2010. See Note 6 for further discussion of the
        deconsolidation of the Fund.

        Basis of Presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Significant intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        During 2009, the FASB issued revised guidance effective January 1, 2010, related to VIEs whereby an enterprise is required to perform an analysis on all entities with which it has a financial interest. The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns. If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE, or both. The
        Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the Company's consolidated financial statements.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP") and policy benefit reserves for traditional life insurance policies.

        Interest Rate Risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity Risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty Risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair Value of Financial Assets, Financial Liabilities, and Financial
        Instruments

        The Company has adopted the guidance on fair value option for financial assets and financial liabilities. This guidance allows the Company to elect to fair value certain financial assets and financial liabilities.
        The election is irrevocable and is made contract by contract. The
        Company has not elected to utilize the fair value option for any of its eligible financial assets or financial liabilities.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale Securities

        Fair value for fixed maturity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded, fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage Loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term Investments

        The carrying amounts for short-term investments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative Instruments

        Fair value for options are based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other Invested Assets

        Other invested assets consist primarily of limited partnerships. The
        Company adopted guidance for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent) for the year ended December 31, 2009. The guidance permits, as a practical expedient, a reporting entity to measure the fair value of an investment on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment
        (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date. The Company's limited partnerships are measured using this method.

        Reinsurance Receivables - Embedded Derivatives from Reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate Account Assets

        Separate account assets are reported at estimated fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder Account Balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Fair value for embedded derivatives related to indexed life and annuity products is determined based on models the Company has developed to estimate the fair value of the liabilities.

        Repurchase Agreements, other Borrowings and Collateral on Derivative
        Instruments

        The fair value of the Company's reverse repurchase agreements is tied to the market value of the underlying collateral securities. The fair value of other borrowings which consist of borrowings from the Federal Home
        Loan Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and Investment Income

        Available-for-sale Securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and noncredit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of stockholder's equity.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        As previously discussed in the Organization section of this footnote, the Company consolidated the Fund at December 31, 2009 and 2008. As an investment company, the Fund did not classify its fixed maturity investments into the three previously described categories. In addition, the Fund, and therefore the Company in its consolidation of the Fund, reported its fixed maturity investments at fair value but the unrealized gains and losses were reported as net unrealized gain from variable interest entity in the consolidated statements of income rather than as a component of OCI in the consolidated statements of stockholder's equity. The Company has included $1,265,946 in available-for-sale fixed maturity securities of the Fund in the accompanying consolidated balance sheets as of December 31, 2009. The unrealized gains on these fixed maturity securities of $34,739 and $27,311 for the years ended December
        31, 2009 and 2008, respectively, were reported as net unrealized gain from variable interest entity in the accompanying consolidated statements of income. In addition, the Fund held one preferred stock that was reported as an equity security in the accompanying consolidated balance sheets. The reported value of this security was $3,049 as of
        December 31, 2009 and the unrealized gain of $1,056 and $131 for the years ended December 31, 2009 and 2008, respectively, was reported as a component of net unrealized gain from variable interest entity in the accompanying consolidated statements of income. Subsequent to the deconsolidation of the Fund, the fair value of the Company's equity position in the Fund of $627,226 is reported in other invested assets in the consolidated balance sheets at December 31, 2010. See Note 6 for further discussion of the deconsolidation the Fund.

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $84,434 and $96,981 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2010 and 2009, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMOs and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment ("OTTI") policy. At December 31, 2010 and 2009, 76% and 62%, respectively, of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage Loans

        Mortgage loans are carried at the adjusted unpaid balances.
        Approximately 38% of the Company's mortgage loan portfolio is located in
        Florida, Georgia, North Carolina, and South Carolina and 14% is located in California, Oregon and Washington. The composition of the mortgage loan portfolio by property characteristic category as of December 31,
        2010 was as follows: Office 19%, Industrial 11%, Residential 12%, Retail
        4%, Apartment 2%, and Other 52%. During 2010, six new mortgages were originated for $58,890. Two new mortgages were originated in 2009 for
        $25,893, the majority of which related to an additional mortgage on the property of an indirect affiliate (see Note 16). The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and
        Florida. At December 31, 2010, the reported value of these reverse mortgages was $29,456. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on nonperforming loans is generally recognized on a cash basis. The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized impairment charges against earnings of
        $1,036 (two loans) and $1,530 (four loans) for the years ended December
        31, 2010 and 2009, respectively. There was no impairment charge recognized in 2008.

        Policy Loans

        Policy loans are carried at unpaid principal balances.

        Short-term Investments

        Short-term investments primarily include commercial paper, money market funds and fixed income securities acquired with less than one year to maturity and are stated at amortized cost.

        Derivative Instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Other Invested Assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the fair value, cost, equity or consolidation method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet.
        In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $39,176 and $40,092 as of
        December 31, 2010 and 2009, respectively.

        Other-than-temporary Impairment Losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. During the latter part of 2008, the general credit markets were distressed and there was illiquidity in many of the markets where the Company traded its fixed income securities. The credit market conditions improved during 2009 and improvements in credit markets and a low interest rate environment during 2010 resulted in additional fair value gains in the Company's fixed income securities portfolio. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        Effective January 1, 2009, the Company implemented new guidance issued by the FASB that expands the determination of whether an impairment of debt securities is other-than-temporary and the determination of the amount of the impairment to charge against earnings. When an OTTI has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a noncredit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost.
        The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the noncredit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2010, 2009 and 2008, the Company recorded $71,582, $71,471 and
        $87,404, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income. The Company was required to recognize the cumulative effect of initially applying this guidance in 2009. For the fixed income securities held at the beginning of 2009 for which an
        OTTI was previously recognized and the Company did not intend to sell and it was not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the cumulative effect of initially applying this guidance is recognized as an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated OCI. The amount of the cumulative effect adjustment recognized by the Company was $7,050, which is reported in the accompanying consolidated statements of stockholder's equity.

        Investment Income

        Investment income is recorded when earned. Net realized investment gains
        (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and noninterest bearing deposits held by custodial banks.

        Derivatives and Derivative Instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.
        Effectiveness is evaluated on a retrospective and prospective basis.

        The changes in fair value of derivative instruments designated as effective fair value hedges and the changes in fair value of the hedged fixed income securities are reported as a component of net gains
        (losses) on derivatives and derivative instruments. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives and derivative instruments in the period of change.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of stockholder's equity (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to effective fair value hedges and nonhedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued Investment Income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred Policy Acquisition Costs

        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred Sales Inducements

        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present Value of Future Profits of Acquired Businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,546, $1,300, $1,119, $1,248 and $1,180 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of estimates of current or future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance Receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those companies to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables. The
        Company uses reinsurance for capital relief and risk mitigation on life and annuity products. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The
        Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate Account Assets and Liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy Claims and Benefits Payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred on the consolidated statements of income.

        Recognition of Traditional Life Insurance Revenue and Policy Benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,049,300 and $1,003,106 at
        December 31, 2010 and 2009, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2010 and 2009.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life
        Insurance Products and Investment Contracts ("Interest Sensitive
        Policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $24,817,393 and
        $23,244,885 at December 31, 2010 and 2009, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 1.00% to 6.60%
        in 2010 and from 2.00% to 7.50% in 2009. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase Agreements

        As part of its investment strategy, the Company enters into reverse repurchase agreements to increase the Company's investment return. The
        Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2010 and 2009, there were
        $2,063,855 and $2,424,585, respectively, of such agreements outstanding.
        The collateral for these agreements is held in short-term investments and fixed maturities in the consolidated balance sheets.

        Dividends and Distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net income or
        10% of the insurance companies' statutory surplus at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income Taxes

        The Company is a member of the Sammons Enterprises Inc. ("SEI")
        consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
        Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from,
        SEI in the amount they would have paid to, or received from, the
        Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Comprehensive Income

        Comprehensive income for the Company includes net income and OCI, which includes pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, noncredit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently Adopted Authoritative Guidance

        Fair Value Measurements

        Effective January 1, 2010, the Company adopted the additional guidance on disclosures for fair value measurements as issued by the FASB. The new disclosures add a requirement to disclose transfers in and out of
        Level 1 and 2 measurements and clarify two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques.
        The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        Other-than-temporary Impairments

        In April 2009, the FASB issued amended guidance on the recognition and presentation of OTTI and required additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered OTTI if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an OTTI as well. In addition, if the
        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings.
        If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss which is recognized as a charge against earnings and a noncredit related loss that is recognized in accumulated other comprehensive loss. The adoption of the guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI.
        The Company adopted the guidance as required on January 1, 2009, recorded a reclassification of $7,050 from retained earnings to accumulated OCI and included the additional disclosures as required.

        See Note 1 for additional discussion on this guidance.

        Transfers of Financial Assets

        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        The Company adopted the guidance January 1, 2010. The new guidance did not have a material effect on the consolidated financial statements.

        Variable Interest Entities

        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether a company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether a company is the primary beneficiary of a VIE, which could result in deconsolidation of previously consolidated entities. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The Company adopted the guidance effective January 1, 2010. The Company has evaluated its investments in limited partnerships, a re-securitization trust, and the Fund to determine if there are VIE's which would require consolidation or deconsolidation in accordance with this new guidance.
        As a result of adopting the new guidance the Company determined a previously consolidated VIE should be deconsolidated.

        See Note 6 for further discussion.

        Recently Issued Authoritative Guidance

        Fair Value Measurements

        In January 2010, the FASB issued additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. This guidance is effective for fiscal years beginning after December 15,
        2010. The Company believes the guidance will not have a material impact on the consolidated financial statements, but will increase the disclosures about fair value.

        Investments Held through Separate Accounts

        In April 2010, the FASB issued additional guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer's interests. A company should not combine general account and separate account interests in the same investment when assessing the investment for consolidation. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also provides guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The guidance is effective for fiscal years beginning after December 15, 2010. The Company does not expect the guidance to have a material effect on the consolidated financial statements.

        Allowance for Credit Losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.
        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the
        Company's mortgage loan portfolio. The new disclosure requirements are effective for reporting periods ending after December 15, 2011. The guidance does not change current accounting guidance but requires additional disclosures. The Company believes the guidance will not have any impact on the consolidated financial statements, but will increase the disclosures about the allowance for credit losses.

        Deferred Policy Acquisition Costs and Deferred Sales Inducements

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. The guidance is effective for periods beginning after
        December 31, 2011 and is to be applied prospectively. Early adoption and retrospective application are optional. The Company is currently evaluating the impact the new guidance will have on the consolidated financial statements, but it could be material.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                            December 31, 2010                     December 31, 2009
                                                     ----------------------------------  ------------------------------------
                                                       Carrying          Estimated           Carrying          Estimated
                                                        Value            Fair Value           Value            Fair Value
                                                     ---------------  -----------------  -----------------  -----------------

Financial assets
Available-for-sale
    Fixed maturities                                   $ 24,516,373       $ 24,516,373       $ 22,256,805       $ 22,256,805
    Equity securities                                       424,953            424,953            462,328            462,328
Mortgage loans                                              247,133            219,546            241,001            207,576
Short-term investments                                      248,637            248,637            353,271            353,271
Derivative instruments                                      425,656            425,656            435,085            435,085
Other invested assets                                       983,630            998,669            337,514            362,471
Reinsurance receivables - embedded
 derivatives from reinsurance ceded                          26,061             26,061              6,676              6,676
Separate account assets                                   1,001,274          1,001,274            934,472            934,472
Financial liabilities
Policyholder account balances
    Investment-type insurance contracts                $ 14,193,220       $ 12,724,974       $ 12,808,780       $ 11,444,929
    Indexed life and annuity embedded derivatives           (40,622)           (40,622)            26,158             26,158
Repurchase agreements, other borrowings
 and collateral on derivative instruments                $2,527,412         $2,527,412         $2,974,315         $2,974,315
Derivative instruments                                       10,541             10,541             51,187             51,187

        Fair Value Measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using nonbinding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds and noninterest bearing cash. As required by the fair value measurements guidance, the
        Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.
        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing service uses a discounted cash flow model or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2010 and 2009 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2010
                                                      --------------------------------------------------------------------------
                                                        Quoted Prices
                                                         in Active          Significant
                                                        Markets for            Other           Significant
                                                         Identical           Observable        Unobservable
                                                        Instruments            Inputs            Inputs
                                                         (Level 1)           (Level 2)          (Level 3)            Total
                                                      ----------------   -----------------  -----------------  -----------------

Financial assets (carried at fair value)
Fixed maturities
    U.S. government and agencies                                  $ -         $ 3,357,124                $ -        $ 3,357,124
    Municipal securities                                            -           3,015,347                  -          3,015,347
    Corporate securities                                            -           7,422,540          1,148,275          8,570,815
    Residential mortgage-backed securities                          -           2,864,008            205,743          3,069,751
    Commercial mortgage-backed securities                           -           1,417,735                 94          1,417,829
    Asset-backed securities                                         -           2,456,071          2,457,780          4,913,851
    Other debt obligations                                          -              84,254             87,402            171,656
                                                      ----------------   -----------------  -----------------  -----------------
              Total fixed maturities                          $     -        $ 20,617,079         $3,899,294       $ 24,516,373
Equity securities
    Financial services                                        $     -           $ 287,542          $  10,826          $ 298,368
    Other                                                           -              86,762             39,823            126,585
                                                      ----------------   -----------------  -----------------  -----------------
              Total equity securities                         $     -           $ 374,304          $  50,649          $ 424,953
Derivative instruments
    Options                                                   $     -           $ 209,211            $     -          $ 209,211
    Interest rate swaps, credit default swaps
    and interest rate floors                                        -              23,143                  -             23,143
    Futures                                                   193,302                   -                  -            193,302
                                                      ----------------   -----------------  -----------------  -----------------
           Total derivative instruments                     $ 193,302           $ 232,354            $     -          $ 425,656
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Indexed annuity products ceded                            $     -             $     -          $ (23,614)         $ (23,614)
    Indexed annuity funds withheld                                  -                   -             49,675             49,675
                                                      ----------------   -----------------  -----------------  -----------------
              Total reinsurance receivables                   $     -             $     -          $  26,061          $  26,061
Separate account assets                                    $1,001,274             $     -            $     -         $1,001,274
Financial liabilities (carried at fair value)
Policy account balances - index
 life and annuity embedded derivatives                              -                   -            (40,622)           (40,622)
Derivative instruments
    Interest rate swaps and credit default swaps                    -              10,541                  -             10,541
                                                      ----------------   -----------------  -----------------  -----------------
              Total derivative instruments                    $     -           $  10,541            $     -          $  10,541

                                                                               December 31, 2009
                                                  ---------------------------------------------------------------------------
                                                    Quoted Prices
                                                     in Active          Significant
                                                    Markets for            Other           Significant
                                                     Identical          Observable         Unobservable
                                                    Instruments           Inputs              Inputs
                                                     (Level 1)           (Level 2)          (Level 3)            Total
                                                  -----------------   ----------------   -----------------  -----------------

Financial assets (carried at fair value)
Fixed maturities
U.S. government and agencies                               $     -         $3,254,711             $     -         $3,254,711
Non U.S. governments                                             -                  -                   -                  -
Corporate securities                                             -          6,617,649             754,956          7,372,605
Residential mortgage-backed securities                           -          1,942,431           1,154,910          3,097,341
Commercial mortgage-backed securities                            -          1,289,682              65,423          1,355,105
Asset-backed securities                                          -          1,943,826           2,836,787          4,780,613
Other debt obligations                                           -          2,157,165             239,265          2,396,430
                                                  -----------------   ----------------   -----------------  -----------------
              Total fixed maturities                             -         17,205,464           5,051,341         22,256,805
Equity securities                                                -            437,084              25,244            462,328
Derivative instruments                                           -            435,085                   -            435,085
Reinsurance receivables - embedded
 derivatives from reinsurance ceded                              -                  -               6,676              6,676
Separate account assets                                    934,472                  -                   -            934,472
Financial liabilities (carried at fair value)
Policy account balances - indexed
 life and annuity embedded derivatives                     $     -            $     -           $  26,158          $  26,158
Derivative instruments                                      23,159             28,028                   -             51,187

        Approximately 16% and 23% of the total fixed maturities are included in the Level 3 group at December 31, 2010 and 2009, respectively.

        The following tables summarize certain marketable securities and investments categorized as Level 3 by valuation methodology as of
        December 31, 2010 and 2009:

                                                                            December 31, 2010
                                                        -----------------------------------------------------------
                                                           Third-party            Priced
                                                             Source             Internally             Total
                                                        ------------------  -------------------  ------------------

Fixed maturities
    Corporate securities                                        $  83,957          $ 1,064,318         $ 1,148,275
    Residential mortgage-backed securities                              -              205,743             205,743
    Commercial mortgage-backed securities                               -                   94                  94
    Asset-backed securities                                             -            2,457,780           2,457,780
    Other debt obligations                                              -               87,402              87,402
                                                        ------------------  -------------------  ------------------
              Total fixed maturities                               83,957            3,815,337           3,899,294
Equity securities
    Financial services                                                  -               10,826              10,826
    Other                                                               -               39,823              39,823
                                                        ------------------  -------------------  ------------------
              Total fixed maturities                                    -               50,649              50,649
                                                        ------------------  -------------------  ------------------
                                                                $  83,957          $ 3,865,986         $ 3,949,943
                                                        ==================  ===================  ==================
              Percent of total                                        2%                 98%               100%
                                                        ==================  ===================  ==================

                                                                            December 31, 2009
                                                       ------------------------------------------------------------
                                                          Third-party            Priced
                                                            Source             Internally             Total
                                                       ------------------   ------------------  -------------------

Fixed maturities
    Corporate securities                                      $  181,604           $  573,352           $  754,956
    Residential mortgage-backed securities                         2,350            1,152,560            1,154,910
    Commercial mortgage-backed securities                         50,965               14,458               65,423
    Asset-backed securities                                       96,342            2,740,446            2,836,788
    Other debt obligations                                       118,179              121,085              239,264
                                                       ------------------   ------------------  -------------------
              Total fixed maturities                             449,440            4,601,901            5,051,341
Equity securities                                                      -               25,244               25,244
                                                       ------------------   ------------------  -------------------
                                                       ------------------   ------------------  -------------------
                                                              $  449,440          $ 4,627,145          $ 5,076,585
                                                       ==================   ==================  ===================
              Percent of total                                       9%                 91%                100%
                                                       ==================   ==================  ===================

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2010 and 2009 are as follows:

                                                                  December 31, 2010
                                  ----------------------------------------------------------------------------------
                                                Realized and Unrealized    Purchases,
                                                    Gains (Losses)         Issuances,
                                               --------------------------     and       Transfers in
                                  Beginning    Included in   Included in   Settlements  and/or out of     Ending
                                   Balance      Net Income       OCI          (Net)      Level 3 (A)      Balance
                                  -----------  --------------------------  ------------ --------------  ------------

Financial assets
 (carried at fair value)
Fixed maturities
   Municipal securities            $ 132,606        $    -        $    -        $    -     $ (132,606)       $    -
   Corporate securities              754,957           578        63,256       122,218        207,266     1,148,275
   Residential mortgage-
    backed securities                470,648        (4,974)       43,211       (75,718)      (227,424)      205,743
   Commercial mortgage-
    backed securities                749,685       (33,538)       47,736        (1,462)      (762,327)           94
   Asset-backed securities         2,836,786       (25,459)       73,442       193,320       (620,309)    2,457,780
   Other debt obligations            106,659           109         5,654        10,487        (35,507)       87,402
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total fixed maturities   $ 5,051,341    $ (63,284)    $ 233,299     $ 248,845    $(1,570,907)  $ 3,899,294
Equity securities
   Financial services               $ 25,245      $ 13,211      $ (1,293)    $ (26,337)       $     -      $ 10,826
   Other                                   -             -           (42)       39,865              -        39,823
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total equity securities    $ 25,245      $ 13,211      $ (1,335)     $ 13,528        $     -      $ 50,649
Reinsurance receivables -
 embedded derivatives
 from reinsurance ceded
   Indexed annuity
    products ceded                  $ (6,133)    $ (17,481)       $    -        $    -        $     -     $ (23,614)
   Indexed annuity funds
    withheld                          12,809        36,866             -             -              -        49,675
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total reinsurance
          receivables               $  6,676      $ 19,385        $    -        $    -        $     -      $ 26,061
Financial liabilities
 (carried at fair value)
   Policy account balances -
    indexed life and annuity
    embedded derivatives (B)        $ 26,158      $ 66,780        $    -        $    -        $     -     $ (40,622)

        (A) Included in the transfers in and/or out line above is $1,475,940 of securities priced using unobservable data at December 31, 2009 that were valued by a pricing service using observable market data at
            December 31, 2010, and $413,113 of securities transferred into Level
            3 that did not have enough observable data to include in Level 2 at
            December 31, 2010. An additional $507,076 was included in transfers out due to the deconsolidation of the Fund.

        (B) Excludes host accretion and the timing of posting index credits, which are included in insurance benefits in the consolidated statements of income.

                                                                December 31, 2009
                                 ---------------------------------------------------------------------------------
                                                Realized and Unrealized    Purchases,
                                                    Gains (Losses)         Issuances,
                                               --------------------------     and       Transfers in
                                  Beginning    Included in   Included in   Settlements  and/or out of   Ending
                                   Balance      Net Income       OCI         (Net)      Level 3 (A)     Balance
                                 ------------  -------------------------- ------------  ------------  ------------

Financial assets
 (carried at fair value)
Fixed maturities
   U.S. government
    and agencies                     $   350        $    -        $    -      $  (350)       $    -        $    -
   Corporate securities              685,419       (15,881)       63,431       52,719       (30,731)      754,957
   Residential mortgage-
    backed securities                674,905        37,142       (58,819)    (182,580)            -       470,648
   Commercial mortgage-
    backed securities                779,207       (38,297)       65,224      (45,507)      (10,942)      749,685
   Asset-backed securities         2,909,773       (50,704)     (272,470)     428,053      (177,866)    2,836,786
   Other debt obligations             94,813        (1,899)       (3,638)     173,809       (23,820)      239,265
                                 ------------  ------------  ------------ ------------  ------------  ------------
        Total fixed maturities   $ 5,144,467     $ (69,639)    $(206,272)   $ 426,144     $(243,359)  $ 5,051,341
Equity securities                   $ 76,522     $ (21,369)     $ 10,890    $ (15,102)    $ (25,697)     $ 25,244
Reinsurance receivables -
 embedded derivatives
 from reinsurance ceded            $ (35,680)     $ 42,356        $    -       $    -        $    -      $  6,676
Financial liabilities
 (carried at fair value)
Policy account balances -
 indexed life and annuity
 embedded derivatives (B)          $(416,478)    $(442,636)       $    -       $    -        $    -      $ 26,158

        (A) Included in the transfers in and/or out line above is $453,447 of securities priced using unobservable data at December 31, 2008 that were valued by a pricing service that uses observable market data at
            December 31, 2009, and $184,391 of securities that were transferred into Level 3 that did not have enough observable data to include in
            Level 2 at December 31, 2009.

        (B) Excludes host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2010 and
        2009 are as follows:

                                                            2010                2009
                                                     -----------------   -----------------

Financial assets (carried at fair value)
Fixed maturities
    Corporate securities                                     $ (5,974)            $ 1,730
    Residential mortgage-backed securities                     (3,607)             (6,707)
    Commercial mortgage-backed securities                     (33,515)             (5,165)
    Asset-backed securities                                   (18,214)                  -
    Other debt obligations                                        106                 261
                                                     -----------------   -----------------
             Total fixed maturities                        $  (61,204)         $   (9,881)
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Index annuity products ceded                           $  (17,481)         $  109,466
    Index annuity funds withheld                               36,866             (67,110)
                                                     -----------------   -----------------
             Total reinsurance receivables                  $  19,385           $  42,356
Financial liabilities (carried at fair value)
Policy account balances - indexed life and
 annuity embedded derivatives                               $  66,780          $ (442,636)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                             December 31, 2010                      December 31, 2009
                     ------------------------------------  -------------------------------------
                          Fair              Unfunded             Fair              Unfunded
                         Value             Commitments          Value            Commitments
                     ----------------   -----------------  -----------------   -----------------

Fixed income              $  861,438           $  56,892         $  226,862           $  75,895
Private equity                93,299              21,798             95,846              19,533
Real estate                   43,876              29,408             39,707              33,976
Other                             56                   -                 56                   -
                     ----------------   -----------------  -----------------   -----------------
                          $  998,669          $  108,098         $  362,471          $  129,404
                     ================   =================  =================   =================

        Limited partnership interests included in other investments above, are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND INVESTMENT INCOME

        Available-for-sale Securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2010 and 2009 are as follows:

                                                                       December 31, 2010
                                          ----------------------------------------------------------------------------
                                                                   Gross              Gross             Estimated
                                             Amortized           Unrealized         Unrealized             Fair
                                                Cost               Gains              Losses              Value
                                          -----------------   -----------------  -----------------   -----------------
Fixed maturities
    U.S. government and agencies               $ 3,432,038           $  96,842         $  171,756         $ 3,357,124
    Municipal securities                         3,044,016              48,063             76,732           3,015,347
    Corporate securities                         8,452,057             450,301            331,543           8,570,815
    Residential mortgage-backed
     securities                                  2,862,181             263,291             55,721           3,069,751
    Commercial mortgage-backed
     securities                                  1,428,109              55,274             65,554           1,417,829
    Asset-backed securities                      4,964,958             136,210            187,317           4,913,851
    Other debt obligations                         171,061               4,040              3,445             171,656
                                          -----------------   -----------------  -----------------   -----------------
             Total fixed maturities             24,354,420           1,054,021            892,068          24,516,373
Equity securities
    Financial services                             292,121              19,160             12,913             298,368
    Other                                          126,079               3,634              3,128             126,585
                                          -----------------   -----------------  -----------------   -----------------
             Total equity securities               418,200              22,794             16,041             424,953
                                          -----------------   -----------------  -----------------   -----------------
             Total available-for-sale         $ 24,772,620         $ 1,076,815          $ 908,109        $ 24,941,326
                                          =================   =================  =================   =================

                                                                       December 31, 2009
                                          ----------------------------------------------------------------------------
                                                                   Gross              Gross             Estimated
                                             Amortized           Unrealized         Unrealized             Fair
                                                Cost               Gains              Losses              Value
                                          -----------------   -----------------  -----------------   -----------------
Fixed maturities
    U.S. government and agencies               $ 3,516,095           $  20,070         $  281,455         $ 3,254,710
    Corporate securities                         7,707,269             308,254            642,916           7,372,607
    Residential mortgage-backed
     securities                                  2,990,682             180,952             74,293           3,097,341
    Commercial mortgage-backed
     securities                                  1,758,406              17,680            420,981           1,355,105
    Asset-backed securities                      4,958,375             118,026            295,788           4,780,613
    Other debt securities                        2,477,201              32,623            113,395           2,396,429
                                          -----------------   -----------------  -----------------   -----------------
             Total fixed maturities             23,408,028             677,605          1,828,828          22,256,805
Equity securities                                  468,575              17,928             24,175             462,328
                                          -----------------   -----------------  -----------------   -----------------
             Total available-for-sale          $23,876,603          $  695,533        $ 1,853,003         $22,719,133
                                          =================   =================  =================   =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2010 and 2009, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                   2010                                2009
                                                   ----------------------------------  ----------------------------------
                                                      Amortized         Estimated         Amortized         Estimated
                                                        Cost           Fair Value           Cost           Fair Value
                                                   ----------------  ----------------  ----------------  ----------------

Due in one year or less                                  $ 164,997         $ 163,659         $  98,940         $  94,482
Due after one year through five years                    1,536,679         1,574,353         1,591,569         1,570,708
Due after five years through ten years                   3,572,585         3,805,590         3,247,617         3,309,331
Due after ten years                                     10,570,356        10,296,314         9,523,683         8,747,613
Securities not due at a single maturity date
 (primarily mortgage-backed securities)                  8,509,803         8,676,457         8,946,219         8,534,671
                                                   ----------------  ----------------  ----------------  ----------------
             Total fixed maturities                   $ 24,354,420      $ 24,516,373      $ 23,408,028      $ 22,256,805
                                                   ================  ================  ================  ================

        Gross Unrealized Losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                    December 31, 2010
                                      -------------------------------------------------------------------------------
                                        Less than 12 Months        12 Months or More                Total
                                      ------------------------- -------------------------  --------------------------
                                                      Gross                     Gross                       Gross
                                         Fair      Unrealized      Fair       Unrealized       Fair      Unrealized
                                        Value        Losses        Value        Losses        Value        Losses
                                      -----------  ------------ ------------  -----------  ------------- ------------

Fixed maturities
   U.S. government and agencies        $ 462,300      $ 38,230    $ 976,610    $ 133,526     $1,438,910    $ 171,756
   Municipal securities                  661,944        22,129    1,034,481       54,603      1,696,425       76,732
   Corporate securities                  850,308        27,257    2,122,137      304,286      2,972,445      331,543
   Residential mortgage-backed
    securities                           108,946         3,132      334,160       52,589        443,106       55,721
   Commercial mortgage-backed
    securities                            37,677         1,146      459,780       64,408        497,457       65,554
   Asset-backed securities               448,191        19,971    1,345,738      167,346      1,793,929      187,317
   Other debt securities                  10,444           211       69,635        3,234         80,079        3,445
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total fixed maturities      2,579,810       112,076    6,342,541      779,992      8,922,351      892,068
Equity securities
   Financial services                     24,017         2,565       73,939       10,348         97,956       12,913
   Other                                  38,662           562       25,163        2,566         63,825        3,128
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total equity securities        62,679         3,127       99,102       12,914        161,781       16,041
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total available-for-sale   $ 2,642,489    $ 115,203  $ 6,441,643    $ 792,906     $9,084,132    $ 908,109
                                      ===========  ============ ============  ===========  ============= ============

                                                                    December 31, 2009
                                      -------------------------------------------------------------------------------
                                        Less than 12 Months        12 Months or More                 Total
                                      ------------------------- -------------------------  --------------------------
                                                      Gross                     Gross                       Gross
                                         Fair      Unrealized      Fair       Unrealized       Fair      Unrealized
                                        Value        Losses        Value        Losses        Value        Losses
                                      -----------  ------------ ------------  -----------  ------------- ------------

Fixed maturities
   U.S. government and agencies       $ 1,944,502    $ 140,052    $ 463,671    $ 141,403     $2,408,173    $ 281,455
   Corporate securities                  609,100        34,394    3,221,176      608,522      3,830,276      642,916
   Residential mortgage-backed
    securities                           371,533        50,065      189,245       24,228        560,778       74,293
   Commercial mortgage-backed
    securities                            31,679         2,428    1,150,235      418,553      1,181,914      420,981
   Asset-backed securities             1,442,584        54,538    1,260,694      241,250      2,703,278      295,788
   Other debt securities               1,205,209        47,817      524,237       65,578      1,729,446      113,395
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total fixed maturities      5,604,607       329,294    6,809,258    1,499,534     12,413,865    1,828,828
Equity securities                         25,775           213      189,218       23,962        214,993       24,175
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total available-for-sale   $ 5,630,382    $ 329,507  $ 6,998,476   $ 1,523,496  $ 12,628,858  $ 1,853,003
                                      ===========  ============ ============  ===========  ============= ============

        At December 31, 2010, the Company held 5,412 positions in fixed income and equity securities. The above table, as of December 31, 2010 includes
        648 securities of 448 issuers. At December 31, 2010, 84% of the unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2010, 16% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of nonredeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2010, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 91% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2010.

        U.S Government and Agencies

        The unrealized losses on U.S. Government and agencies, which represent
        19% of total unrealized losses at December 31, 2010, are primarily due to the increases in market interest rates since the securities in an unrealized loss position were purchased by the Company. The Company does not intend to sell or believe it will be required to sell these securities prior to recovery of each security's amortized cost, therefore the securities in these categories are not considered other-than-temporarily impaired at December 31, 2010.

        Municipal Securities

        The municipal category, which represents 8% of the unrealized losses at
        December 31, 2010, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. To a lesser degree, the unrealized losses are also the result of increases in market interest rates since the securities in an unrealized loss position were purchased. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate Securities

        The largest unrealized losses in corporate securities, which represent
        37% of unrealized losses at December 31, 2010, are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily attributable to the continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of subprime mortgage loans and other commercial loans. These concerns are impacting foreign banks and large
        U.S. national and regional banks. Other industry sectors with large unrealized losses include hospitality, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred.
        In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential Mortgage-backed Securities ("RMBS")

        The unrealized losses on RMBS, which represents 6% of unrealized losses at December 31, 2010, are concentrated in the nonagency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2010 compared to the unrealized losses at December 31, 2009. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.
        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized.

        Commercial Mortgage-backed Securities ("CMBS")

        The unrealized losses on CMBS, which represent 7% of unrealized losses at December 31, 2010, are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2010.
        The unrealized losses on these securities have narrowed as of December
        31, 2010 compared to the unrealized losses at December 31, 2009. The
        Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. The Company did recognize OTTI on CMBS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. The Company has performed cash flow projection analyses on all of its other CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed Securities ("ABS")

        The unrealized losses in ABS, which represent 21% of unrealized losses at December 31, 2010, are primarily related to securities collateralized by home equity loans, automobile loans and other consumer finance loans.
        The unrealized losses are due to concerns regarding actual defaults by borrowers within the collateral pools. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did recognize OTTI on ABS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other Debt Obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity Securities

        This category, which represents 2% of unrealized losses at December 31,
        2010, primarily consists of nonredeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized OTTI in situations where the Company has determined it will not receive all amounts contractually due. In other situations the
        Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost and an OTTI has not been recognized.

        Other-than-temporary Impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2010, 2009 and 2008 as summarized in the following table:

                                                                     2010             2009            2008
                                                                ---------------  ---------------  --------------

Corporate securities                                                  $ 14,783         $ 28,220        $ 51,853
Residential mortgage-backed securities                                   9,067            3,986               -
Commercial mortgage-backed securities                                   32,798           37,570          11,142
Asset-backed securities                                                 13,898              165          16,176
Preferred stock                                                              -                -           8,233
Commercial mortgage loans                                                1,036            1,530               -
                                                                ---------------  ---------------  --------------
             Net impairment loss recognized in earnings               $ 71,582         $ 71,471        $ 87,404
                                                                ===============  ===============  ==============

        The following is a rollforward of credit losses for the years ended
        December 31, 2010 and 2009 on fixed maturities held by the Company for which a noncredit portion of an OTTI impairment was recognized in OCI:

                                                                              2010               2009
                                                                        -----------------  -----------------

Balance, January 1                                                             $  29,636          $   1,237
Additions for newly impaired securities                                           18,974             52,208
Additions for previously impaired securities                                           -              1,417
Reductions for impaired securities sold                                          (18,134)           (25,226)
                                                                        -----------------  -----------------
Balance, December 31                                                           $  30,476          $  29,636
                                                                        =================  =================

        The amounts of noncredit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2010 and 2009 are summarized as follows:

                                                                              2010               2009
                                                                        -----------------  -----------------

Corporate securities                                                           $  17,093            $     -
Residential mortgage-backed securities                                                98                 56
Commercial mortgage-backed securities                                              2,221              6,756
Asset-backed securities                                                              601              6,008
                                                                        -----------------  -----------------
             Total OTTI losses in accumulated OCI                              $  20,013          $  12,820
                                                                        =================  =================

        Investment Income and Investment Gains (Losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                          2010                2009               2008
                                                    -----------------   -----------------  -----------------

Gross investment income
    Fixed maturities                                     $ 1,101,486         $ 1,134,910        $ 1,090,408
    Equity securities                                         24,824              24,005             21,087
    Mortgage loans                                            14,246              13,591             17,853
    Policy loans                                              22,068              21,830             22,155
    Short-term investments                                     2,709               1,269             11,356
    Derivative instruments                                    70,743             (70,064)           (93,490)
    Other invested assets                                    201,803             (26,654)            12,281
                                                    -----------------   -----------------  -----------------
             Total gross investment income                 1,437,879           1,098,887          1,081,650
Less:  Investment expenses                                    30,171              39,279            115,210
                                                    -----------------   -----------------  -----------------
             Net investment income                       $ 1,407,708         $ 1,059,608         $  966,440
                                                    =================   =================  =================

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities. The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                          2010               2009                2008
                                                    -----------------  ------------------  -----------------

Fixed maturities                                           $  79,262          $  176,244         $  134,848
Equity securities                                             15,903             (19,902)           (17,472)
Mortgage loans                                                  (491)               (600)                 -
Short-term                                                      (103)               (915)               399
                                                    -----------------  ------------------  -----------------
            Net realized investment gains                  $  94,571          $  154,827         $  117,775
                                                    =================  ==================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding OTTI losses, maturities, calls, and prepayments) during
        2010, 2009 and 2008, were as follows:

                                      2010                            2009                           2008
                          ------------------------------  ------------------------------  ------------------------------
                              Fixed          Equity           Fixed          Equity           Fixed          Equity
                           Maturities      Securities      Maturities      Securities      Maturities      Securities
                          --------------  --------------  --------------  --------------  -------------- ---------------

Proceeds from sales         $ 2,366,174      $  197,853     $ 6,155,856      $  100,281     $ 7,203,254      $  138,230
Gross realized gains            133,475          21,327         377,031           6,219         200,056           1,014
Gross realized losses           (72,294)         (4,702)       (215,126)        (26,122)        (68,395)        (18,485)

        Credit Risk Concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments categorized as asset-backed securities that exceeded 10% of the
        Company's stockholder's equity at December 31, 2010:

        Guggenheim Partners Opportunistic
         Investment Grade Securities Fund, LLC        $  627,226
        Wilshire, PA                                     210,218

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2010 and 2009. These securities are included in equity securities and are carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2010 and
        2009, the Company had outstanding advances of $349,870 from FHLB (see
        Note 7).

        Deposits with Regulatory Authorities

        At December 31, 2010 and 2009, securities with reported values of $3,554 and $3,632, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed, maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,269 and $3,304, respectively.

        Re-securitization

        During 2009, the Company completed a re-securitization transaction by transferring nonagency RMBS with a book value of $309,888 to a special interest entity, which then transferred the securities to a nonaffiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the
        Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of
        December 31, 2010, the beneficial interests in the remaining securities had a book value of $234,403 and fair value of $204,385.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                               December 31, 2010                December 31, 2009
                                                         -------------------------------  -------------------------------
                                                            Notional          Fair           Notional           Fair
                                                            Amount            Value          Amount            Value
                                                         --------------  ---------------  --------------   --------------
Assets
Derivative instruments
    Put options (1)                                                N/A           $    1             N/A           $    3
    Interest rate swaps (1)                                    387,418           12,090          46,650            2,914
    Credit default swaps - receive (1)                          92,400            4,177          72,500            5,509
    Interest rate floors (1)                                   113,000            4,983         113,000            3,629
    Futures (1)                                                982,972          193,302       1,006,838          172,568
    Call options (1)                                         3,279,125          209,210       2,587,120          249,180
    Interest rate swaps - effective cash flow (2)               23,810            1,893          23,810            1,282
                                                                         ---------------                   --------------
                                                                               $425,656                         $435,085
                                                                         ===============                   ==============
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Indexed annuity products ceded (1)                             N/A        $ (23,614)            N/A           (6,132)
    Indexed annuity funds withheld (1)                             N/A           49,675             N/A           12,809
                                                                         ---------------                   --------------
                                                                               $ 26,061                          $ 6,677
                                                                         ===============                   ==============
Fixed maturities - asset-backed securities
    Hybrid instruments (1)                                                     $449,563                         $357,239
                                                                         ===============                   ==============
Liabilities
Investment-type insurance contracts -
 embedded derivatives
    Indexed life and annuity products (1)                                      $(40,622)                        $ 26,158
                                                                         ===============                   ==============
Derivative instruments
    Interest rate swaps (1)                                   $ 19,707            $ 499        $131,928          $ 2,538
    Credit default swaps - receive (1)                          23,350              318         171,125            8,389
    Credit default swaps - pay (1)                              56,000            9,724          56,000           16,593
    Written options (1)                                              -                -         322,035           23,159
    Interest rate swaps - effective fair value (2)                   -                -                              508
                                                                         ---------------                   --------------
                                                                               $ 10,541                         $ 51,187
                                                                         ===============                   ==============
(1) Not designated as hedging instruments
(2) Designated as hedging instruments

        Cash Flow Hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                             For the Year Ended December 31, 2010
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                         Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps       $   611           gains (losses)               $            -             instruments         $    -

                                             For the Year Ended December 31, 2009
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                        Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps      $ (2,243)          gains (losses)               $            -             instruments          $    -

                                             For the Year Ended December 31, 2008
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                         Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps       $   786           gains (losses)               $            -             instruments          $    -

        Fair Value Hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During
        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2010.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                            Gain (Loss) in Income
                                                              ----------------------------------------------------
                                                                   2010              2009              2008
                                                              ----------------  ----------------  ----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments
    Interest rate swaps                                               $   508           $   309          $   (531)
    Fixed rate fixed income securities                                   (314)              503            (3,230)
                                                              ----------------  ----------------  ----------------
                                                                      $   194           $   812         $  (3,761)
                                                              ================  ================  ================

        Indexed Options and Futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indexes. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded Derivatives Related to Indexed Life and Annuity Products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded Derivatives Related to Hybrid Financial Instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2010 was $481,600 and $449,563, respectively. At December 31, 2009, the amortized cost and fair value of the Company's hybrid financial instruments was $400,600 and $357,239, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other Derivative Instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the nonhedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the nonhedge swaps is the ineffective portions of cash flow and fair value interest rate swaps.
        Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these nonhedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                                     2010              2009              2008
                                                              ----------------  ----------------  ----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments
    Interest rate swaps                                             $  11,215         $  (6,052)        $  13,940
    Credit default swaps - receive                                      7,052            (4,542)           (1,599)
    Credit default swaps - pay                                          6,869            20,271           (41,456)
    Interest rate floors                                                1,354            (4,565)            5,546
    Embedded derivatives in
      Indexed life and annuity products                                66,780          (442,636)          363,680
      Indexed annuity products ceded                                   (7,881)          109,465          (110,609)
      Indexed annuity funds withheld                                   36,867           (67,109)          (68,588)
      Hybrid instruments                                               11,324           (40,492)           (2,869)
    Futures                                                           102,694           118,925          (141,390)
    Options                                                           (45,097)          158,847           (50,759)
                                                              ----------------  ----------------  ----------------
                                                                    $ 191,177        $ (157,888)        $ (34,104)
                                                              ================  ================  ================

Gains (losses) recognized in net investment income
    Interest rate swaps                                              $  9,706         $  (4,685)          $   215
    Options                                                            61,037           (65,379)          (92,298)
                                                              ----------------  ----------------  ----------------
                                                                    $  70,743         $ (70,064)        $ (92,083)
                                                              ================  ================  ================

        Collateral on Derivative Instruments

        Collateral posted by counterparties at December 31, 2010 and 2009 applicable to derivative instruments was $113,687 and $199,861, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2010 and 2009 applicable to derivative instruments was $8,950 and $20,350, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        During 2008, the Company became a limited partner in a VIE and the
        Company was considered the primary beneficiary. As such, the assets, liabilities and results of operations and cash flows of the VIE were consolidated in the accompanying 2009 and 2008 consolidated financial statements. The variable interest entity, Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC (the "Fund"), is a
        private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 46.7% and 50.9% interest in the Fund as of December 31, 2010 and
        2009, respectively. North American held a 23.4% and 25.5% interest in the Funds as of December 31, 2010 and 2009, respectively. The general partner of the Fund is a related party, Guggenheim Partners Asset
        Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reported these unrealized gains and losses in the same manner in 2009. The amount of unrealized gain in 2009 and 2008 of $35,795 and $27,442, respectively, and was reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund in 2009 were reported as components of net investment income and net realized investment gains.

        Effective January 1, 2010, the Company adopted amended accounting guidance related to the consolidation of VIEs (see Note 2), and as a result, the Fund was deconsolidated. Under the new guidance, the Fund continues to qualify as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. In December 2009, the Company's interest in the
        Fund was approximately 50% and the Company concluded that under the new guidance it is no longer considered the primary beneficiary of the VIE.
        In accordance with the guidance, it lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI have the power to influence the decision making of the general partner. As a result of this change, the
        Company removed the noncontrolling interest related to this entity.
        Because this occurred in December 2009, there was no cumulative effect adjustment recorded to retained earnings at January 1, 2010 in connection with the implementation of the new guidance. The Fund was deconsolidated as of January 1, 2010.

        The noncontrolling interests included in stockholders' equity as of
        December 31 are as follows:

                                                           2010               2009
                                                     -----------------  -----------------

Guggenheim Partners Opportunistic Investment
    Grade Securities Fund, LLC                             $     -         $  504,190

        The net income attributable to noncontrolling interests included for the years ended December 31 are as follows:

                                                           2010               2009                2008
                                                     -----------------  ------------------  -----------------

Guggenheim Partners Opportunistic Investment
    Grade Securities Fund, LLC                           $     -           $  57,373          $   6,437

        The changes in the Company's ownership interest in consolidated entities and the effect on stockholder's equity are as follows:

                                                                          2010            2009            2008
                                                                    ---------------  --------------  --------------

Net income attributable to the Company                                  $  352,472      $  219,498      $  244,678
Transfers (to) from the noncontrolling interests
    Increase (decrease) in paid-in capital for additional
     capital contributions to Guggenheim Partners
     Opportunistic Investment Grade Securities Fund, LLC                         -         (16,880)              -
                                                                    ---------------  --------------  --------------
             Change from net income attributable to the Company
              and transfers (to) from noncontrolling interests          $  352,472      $  202,618      $  244,678
                                                                    ===============  ==============  ==============

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are
        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIE's, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of
        December 31, 2010 is as follows:

        Limited partnerships
            Carrying amount of asset                       $  983,630
            Maximum exposure to loss                        1,091,728
        Resecuritization trust
            Beneficial interests held in trust                204,385
            Maximum exposure to loss                          204,385

7.      BORROWINGS

        At December 31, 2010 and 2009, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2010 have maturity dates in March, July and
        November 2011. The interest rates on the outstanding borrowings range from 0.53% to 0.68%. The Company renewed the borrowings that matured in
        March 2011 for a borrowing that will mature on March 15, 2012 at an interest rate of 0.48%. Interest expense incurred during 2010, 2009 and
        2008 was $2,381, $4,594 and $5,044, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2010 and 2009 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

8.      DAC, DSI AND PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2010, 2009 and 2008 are as follows:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

DAC, beginning of year                                    $ 1,798,826        $ 2,012,764        $ 1,422,862
Commissions deferred                                          220,875            201,236            199,305
Underwriting and acquisition expenses deferred                 42,727             41,655             39,864
Reduction due to reinsurance ceded                                  -            (28,047)                 -
Change in offset to unrealized (gains) losses                (342,599)          (257,756)            527048
Amortization related to operations                           (224,916)          (202,808)          (180,014)
Amortization related to realized (gains) losses                (1,150)             8,247            (14,440)
Amortization related to derivatives                             8,481             23,535             18,139
                                                      ----------------  -----------------  -----------------
DAC, end of year                                          $ 1,502,244        $ 1,798,826        $ 2,012,764
                                                      ================  =================  =================

        The composition of DSI for the years ended December 31, 2010, 2009 and
        2008 is summarized below:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

DSI, beginning of year                                     $  626,447         $  764,191         $  442,770
Sales inducement costs deferred                                92,331             77,002             96,598
Increase (reduction) due to reinsurance                           258             (2,423)                 -
Change in offset to unrealized (gains) losses                (182,643)          (152,077)           298,904
Amortization related to operations                            (82,583)           (72,939)           (60,326)
Amortization related to realized (gains) losses                   131              3,552             (8,402)
Amortization related to derivatives                             1,687              9,141             (5,353)
                                                      ----------------  -----------------  -----------------
DSI, end of year                                           $  455,628         $  626,447         $  764,191
                                                      ================  =================  =================

        The composition of the PVFP for the years ended December 31, 2010, 2009 and 2008 is summarized below:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

PVFP, beginning of year                                     $  21,767          $  34,020          $  28,767
Increase due to recapture of reinsurance ceded                  3,567                  -                  -
Change in offset to unrealized (gains) losses                       -             (7,678)             7,677
Amortization                                                   (4,319)            (4,575)            (2,424)
                                                      ----------------  -----------------  -----------------
PVFP, end of year                                           $  21,015          $  21,767          $  34,020
                                                      ================  =================  =================

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment are as follows:

                                                        Range of
                                                      Useful Lives           2010                2009
                                                    -----------------  ------------------  -----------------

Land                                                      --                   $   3,029          $   3,029
Buildings and improvements                            20-39 years                 18,717             18,186
Leasehold improvements                                10-40 years                  1,691                 20
Furniture and fixtures                                  10 years                   6,973              4,927
Computer equipment and software                        3-10 years                 40,639             37,638
Other                                                  3-5 years                      40                 49
                                                                       ------------------  -----------------
                                                                                  71,089             63,849
Accumulated depreciation                                                         (25,745)           (20,218)
                                                                       ------------------  -----------------
                                                                               $  45,344          $  43,631
                                                                       ==================  =================

        Depreciation expense was $5,594, $5,086 and $3,898 for the years ended
        December 31, 2010, 2009 and 2008, respectively.

        Property, plant and equipment primarily consists of a home office building occupied in 2009 and used for the Company's insurance operations in Sioux Falls, South Dakota. During 2009, the Company's
        former home office building was sold to a third-party for $3,050 for a realized gain of $118. Property, plant and equipment is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                             2010                           2009                           2008
                                ------------------------------ ------------------------------ ------------------------------
                                     Ceded         Assumed          Ceded         Assumed          Ceded         Assumed
                                -------------- --------------- -------------- --------------- -------------- ---------------

Premiums and deposits
 on investment contracts            $ 353,374        $  1,340      $ 489,965        $  1,001      $ 661,616         $   839
Claims and investment
 contract withdrawals                 210,711           1,763        198,117             256        192,187           1,576

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31,
        2005, 60% of substantially all policies issued from April 1, 2005 through February 28, 2008, and 50% since March 1, 2008 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserves associated with these policies. The Company has netted the funds withheld liability of $4,035,855 and $3,866,131 against the reserve credits of $4,628,996 and $4,438,585 in reinsurance receivables in the
        December 31, 2010 and 2009 consolidated balance sheets, respectively.
        The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January
        1, 2008 through September 30, 2009 of specific annuity plans. The effective date of the agreement was October 1, 2009, at which time the
        Company transferred assets of $552,810, which are equal to the statutory reserves associated with these policies. The Company also received a ceding allowance of $6,565 as of the effective date of the agreement.
        The account values ceded as of the effective date were $576,715. The difference between the account values ceded, the asset transferred and the ceding allowance received resulted in a reduction of DAC of $28,047 and a reduction of DSI of $2,423. Reserve credits of $585,225 and
        $577,852 associated with this agreement are reported as a component of reinsurance receivables in the December 31, 2010 and 2009 consolidated balance sheets, respectively.

        Effective April 1, 2010, the Company recaptured a block of interest sensitive life insurance policies on an existing coinsurance treaty. On the effective date, the Company received assets of $190,588, which were equal to the reserves associated with these policies. The Company also paid a recapture premium of $3,801. The recapture premium paid resulted in an increase of PVFP of $3,567, an increase in DSI of $258 and an increase in unearned revenue liability of $24.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                                              2010              2009
                                                                       -----------------  -----------------

Net unrealized gain (loss)
    Available-for-sale securities                                            $  213,426       $ (1,175,131)
    Certain interest rate swaps                                                   1,893              1,282
    Noncredit portion of OTTI losses                                            (20,013)           (12,820)
Intangibles                                                                     (39,217)           455,301
Pension liability
    Unrecognized actuarial net gains (losses)                                   (17,061)           (12,032)
Postretirement liability
    Unrecognized actuarial net gains (losses)                                    (3,748)            (1,996)
    Unrecognized prior service costs                                              1,048              1,164
Deferred income taxes                                                           (47,715)           260,481
                                                                       -----------------  -----------------
             Accumulated other comprehensive gain (loss)                      $  88,613         $ (483,751)
                                                                       =================  =================

        The following table sets forth the changes in each component of accumulated OCI:

                                                                          2010             2009              2008
                                                                   ----------------  ----------------  ----------------

Net unrealized gain (loss)
    Available-for-sale securities                                       $1,549,789         $ 971,529      $ (1,892,001)
    Certain interest rate swaps                                                611            (2,243)              786
    Noncredit portion of OTTI losses                                        (7,193)          (12,820)                -
Intangibles                                                               (494,518)         (408,899)          805,342
Reclassification adjustment for (gains) losses released
 into income                                                              (161,232)          (86,401)          (29,971)
Pension liability
    Amortization of net loss in net periodic benefit expense                   647               346               224
    Net gain (loss) recognized in accrued benefit costs                     (5,676)           (3,775)           (3,820)
Postretirement liability
    Amortization of net gain (loss) in net periodic
     benefit expense                                                           103                29               (32)
    Amortization of prior service costs                                       (117)               75                75
    Net gain (loss) recognized in accrued benefit costs                     (1,854)             (592)            2,517
    Prior service costs arising in current year                                  -             1,458              (612)
Deferred income taxes                                                     (308,196)         (160,548)          391,122
                                                                   ----------------  ----------------  ----------------
             Net other comprehensive gain (loss)                         $ 572,364         $ 298,159        $ (726,370)
                                                                   ================  ================  ================

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and noncredit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of stockholder's equity.

12.     INCOME TAXES

        The significant components of the provision for income taxes are as follows:

                                                          2010               2009                2008
                                                    -----------------  -----------------   -----------------

Current                                                   $  111,757         $  120,089          $  117,853
Deferred                                                      20,151            (17,781)             21,143
                                                    -----------------  -----------------   -----------------
             Total income tax expense                     $  131,908         $  102,308          $  138,996
                                                    =================  =================   =================

        The components of the federal income tax asset are as follows:

                                                                               2010              2009
                                                                        -----------------  -----------------

Net deferred income tax asset                                                  $  62,415         $  356,404
Income taxes currently receivable (payable)                                       (4,396)            53,870
                                                                        -----------------  -----------------
             Total federal income tax asset                                    $  58,019         $  410,274
                                                                        =================  =================

        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2010, 2009 and 2008 are as follows:

                                                           2010              2009                2008
                                                    -----------------  -----------------   -----------------

At statutory federal income tax rate                      $  169,533         $  104,735          $  136,538
Dividends received deductions                                 (1,484)              (497)               (997)
Tax credits                                                  (32,473)            (4,585)                  -
Other, net                                                    (3,668)             2,655               3,455
                                                    -----------------  -----------------   -----------------
             Total income tax expense                     $  131,908         $  102,308          $  138,996
                                                    =================  =================   =================

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2010 and 2009 are as follows:

                                                                                    2010               2009
                                                                             -----------------   -----------------

Deferred income tax assets
    Policy liabilities and reserves                                                $  683,028          $  720,554
    Investments                                                                             -             356,191
    Other, net                                                                         40,593               1,101
                                                                             -----------------   -----------------
             Total deferred income tax assets                                         723,621           1,077,846
                                                                             -----------------   -----------------
Deferred income tax liabilities
    Investments                                                                                                 -
    Present value of future profits of acquired business                               (7,355)             (7,618)
    Investments                                                                      (102,417)                  -
Deferred policy acquisition costs and deferred sales inducements                     (551,434)           (713,824)
                                                                             -----------------   -----------------
             Total deferred income tax liabilities                                   (661,206)           (721,442)
                                                                             -----------------   -----------------
             Net deferred income tax asset                                          $  62,415          $  356,404
                                                                             =================   =================

        In assessing the realizabilty of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2010, and no valuation allowance is necessary.

        The FASB issued guidance which clarifies the accounting for uncertainty in income taxes in an entity's financial statements, and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return. Consequently, the Company recognizes tax benefits only on tax positions where it is "more likely than not" to prevail.

        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $0 to $500 by the end of 2011 primarily related to uncertainty regarding modified endowment contracts.
        The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $0 and $819 of accrued interest and penalties at December 31, 2010 and 2009, respectively.

        The IRS has commenced an examination of the Company's income tax returns for 2007 through 2008. The examination was in progress at December 31,
        2010.

        Under guidance for uncertainty in income taxes, Midland National is considered a public entity, but its subsidiaries are considered nonpublic entities. As required under guidance for public entities, a reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

                                                                         2010                2009
                                                                  -----------------   -----------------

Balance at January 1,                                                    $   8,532           $   7,975
Additions based on tax positions related to the current year                     -                 358
Reductions based on tax positions related to prior years                    (2,154)             (1,024)
Additions based on tax positions related to prior years                          -               1,223
Settlements/Statute expiration                                              (5,878)                  -
                                                                  -----------------   -----------------
Balance at December 31,                                                   $    500           $   8,532
                                                                  =================   =================

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2010; however, prescribed practices used by the Company in 2010 include the following:

        1.  In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.  In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the Company elected to establish a voluntary reserve to offset to increases in the values of these other derivative instruments. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in
            2008.

        The combined effect of applying these prescribed practices in 2010 decreased the Company's statutory-based surplus by $77,844. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations of 10% of prior year-end statutory-basis surplus). The Company paid dividends of
        $92,260, $51,617 and $46,740 in 2010, 2009 and 2008, respectively.
        Dividends payable in 2011 up to approximately $226,672 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31,
        2010, 2009 and 2008, is approximately $226,672, ($31,252) and $110,608, respectively, and reported capital and surplus at December 31, 2010,
        2009 and 2008, is $1,639,724, $1,391,869 and $1,240,344, respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $4,231, $3,749 and $3,948 was incurred in 2010, 2009 and 2008, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

        Year Ending December 31,

                 2011                           $  3,148
                 2012                              3,026
                 2013                              2,683
                 2014                              2,596
                 2015                              2,476
                 Thereafter                        9,872
                                         ----------------
                                               $  23,801
                                         ================

15.     EMPLOYEE BENEFIT PLANS

        Defined Benefit Pension Plan and Post-retirement Health Care Benefits

        The Company, via its insurance subsidiaries, participates in noncontributory defined benefit pension plan ("pension plan") sponsored by SEI covering certain full-time employees. In addition, the Company provides, via its insurance subsidiaries, certain post-retirement health care benefits through a health and welfare benefit plan ("other benefit plan") and life insurance benefits for eligible active and retired employees.

        The information for the pension plan and other benefits plans reflect an allocation of the Company's portion of the SEI plan at December 31 is as follows:

                                                                          Pension Plan               Other Benefit Plan
                                                                 ------------------------------ ------------------------------
                                                                      2010           2009            2010           2009
                                                                 --------------- -------------- --------------- --------------

Obligation and funded status
Accumulated benefit obligation                                        $ (43,967)     $ (37,700)      $ (16,297)     $ (13,456)
Fair value of plan assets                                                36,383         30,490               -              -
                                                                 --------------- -------------- --------------- --------------
             Underfunded status                                        $ (7,584)      $ (7,210)      $ (16,297)     $ (13,456)
                                                                 =============== ============== =============== ==============
Accrued benefit liability recognized
 in other liabilities                                                  $ (7,584)      $ (7,210)      $ (16,297)     $ (13,456)
                                                                 =============== ============== =============== ==============
Changes in liability for benefits recognized in
 accumulated OCI (pre-tax)
Beginning balance                                                     $ (12,032)      $ (8,603)        $  (832)      $ (1,802)
Net (gain) loss amortized into                                              647            346             (14)           104
 net periodic benefit cost
Net gain (loss) arising during the period                                (5,676)        (3,775)         (1,854)           866
SFAS Statement No. 158 adoption adjustment                                    -              -               -              -
                                                                 --------------- -------------- --------------- --------------
Balance at December 31                                                $ (17,061)     $ (12,032)       $ (2,700)       $  (832)
                                                                 =============== ============== =============== ==============
Changes in deferred taxes recognized in
 accumulated OCI                                                       $  1,760       $  1,200         $  (654)       $   340
                                                                 =============== ============== =============== ==============

                                                                 Pension Plan                       Other Benefit Plan
                                                     ------------------------------------- --------------------------------------
                                                        2010         2009        2008         2010         2009         2008
                                                     -----------  ----------- ------------ ------------ ------------ ------------
Additional information
Net periodic benefit income (costs)                      $ (345)       $  45       $ (208)     $(1,403)     $ 1,438      $ 1,286
Net periodic benefit cost reclassified from
 accumulated OCI                                           (647)        (346)        (569)          14         (104)         (42)
Employer contributions                                    5,000            -            -          430          331          509
Employee contributions                                        -            -            -          152          122          113
Benefit payments                                            449          363          529          582          453          622
Actuarial assumptions
Weighted-average assumptions
 used to determine benefit
 obligations as of December 31
    Discount rate                                       5.33%       5.88%       6.25%       5.12%       5.50%       6.25%
    Expected return on plan assets                      7.00%       7.00%       7.50 %       N/A          N/A          N/A
Weighted-average assumptions
 used to determine net
 costs for the years ended December 31
    Discount rate                                       5.33%       5.88%       6.25%       5.12%       5.50%       6.25%
    Expected return on plan assets                      7.00%       7.00%       7.50 %       N/A          N/A          N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                Other
                                          Pension              Benefit
    Year Ending December 31,              Benefits              Plan
    ------------------------          -----------------   -----------------

             2011                           $    975            $    560
             2012                              1,189                 601
             2013                              1,380                 665
             2014                              1,567                 752
             2015                              1,701                 885
             2016-2020                        10,891               6,127

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the pension plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2010, 2009 and 2008, the defined benefit pension plan recorded an actuarial loss of $5,082, $3,775 and $3,820, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2010 and 2009, the Company's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2010.

        The pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                             2010
                                                            Target           2010            2009
                                                        --------------  ---------------  --------------

Cash equivalents and fixed income securities                     50%             63%            48%
Equity securities and equity-based investment funds              25%             22%            33%
Distressed debt and multi-strategy investment funds              25%             15%            19%
                                                        --------------  ---------------  --------------
                                                                100%            100%           100%
                                                        ==============  ===============  ==============

        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities as well as diversified investment funds that utilize different investment strategies based on correlations to general security-type market performance.

        The following table summarizes the valuation of the Company's pension plan assets carried at fair value as of December 31, 2010 and 2009 by asset class:

                                                                                 December 31, 2010
                                                   ----------------------------------------------------------------------------
                                                      Quoted Prices      Significant
                                                      in Active             Other           Significant
                                                     Markets for          Observable         Unobservable
                                                    Identical Assets        Inputs             Inputs
                                                      (Level 1)           (Level 2)          (Level 3)             Total
                                                   -----------------   -----------------  -----------------   -----------------

Cash equivalents (A)                                      $   2,001             $     -            $     -           $   2,001
Fixed income securities (B)
    U.S. Treasury                                                 -               6,736                  -               6,736
    Other governmental/municipal agencies                         -               1,669                  -               1,669
    Corporate debt instruments                                    -              11,619                  -              11,619
    Foreign debt obligations                                      -                 893                  -                 893
Equity securities - warrants (C)                                  5                   -                  -                   5
Investment funds
    Equity securities (D)                                         -                   -              7,751               7,751
    Other (E)                                                     -                   -                413                 413
    Distressed debt (F)                                           -                   -                147                 147
    Multi-strategy (G)                                            -                   -              5,149               5,149
                                                   -----------------   -----------------  -----------------   -----------------
                                                          $   2,006           $  20,917          $  13,460           $  36,383
                                                   =================   =================  =================   =================

                                                                                 December 31, 2009
                                                   ----------------------------------------------------------------------------
                                                      Quoted Prices      Significant
                                                      in Active             Other           Significant
                                                     Markets for          Observable         Unobservable
                                                    Identical Assets        Inputs             Inputs
                                                      (Level 1)           (Level 2)          (Level 3)             Total
                                                   -----------------   -----------------  -----------------   -----------------

Cash equivalents (A)                                      $   1,256             $     -            $     -           $   1,256
Fixed income securities (B)
    U.S. Treasury                                                 -               5,015                  -               5,015
    Other governmental agencies                                   -                   -                  -                   -
    Corporate debt instruments                                    -               7,677                  -               7,677
    Foreign debt obligations                                      -                 775                  -                 775
Equity securities - warrants (C)                                  8                   -                  -                   8
Investment funds - equity correlated
    Equity securities (D)                                         -                   -                  -                   -
    Other (E)                                                     -                   -                  -                   -
Investment funds
    Distressed debt (F)                                           -                   -                  -                   -
    Multi-strategy (G)                                            -                   -             15,759              15,759
                                                   -----------------   -----------------  -----------------   -----------------
                                                          $   1,264           $  13,467          $  15,759           $  30,490
                                                   =================   =================  =================   =================

        (A) Assets are held in a readily accessible money market fund. The fund is managed pursuant to regulations whereby the fund expects to maintain a stable value of $1.00 per share.

        (B) Fixed income securities are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C) Investment fair value is based on the underlying quoted prices in active markets for identical assets.

        (D) Class strategy is to invest primarily in equity securities across the capitalization and style spectrum. Investment manager can make both long and short investments in both U.S. and International equity securities. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (E) Assets that are in liquidation mode. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (F) Class strategy is to invest in various securities that are generally trading at material discounts relative to their par or face value as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (G) Class strategy is to identify attractive valuations by opportunistically investing across multiple markets, currencies and types of securities. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        The tables below set forth a summary of changes in the fair value of the pension plan's level 3 investment assets for the years ended December 31
        2010 and 2009:

                                                 Equity                       Distressed        Multi-
                                               Securities        Other           Debt          Strategy        Total
                                              -------------   -------------  -------------   -------------  -------------

Balance at January 1, 2010                         $ 8,750         $ 1,338         $  814         $ 4,857       $ 15,759
Actual return on plan assets
    Held at end of the period                        1,466             177            105             750          2,498
    Sold during the period                            (227)              8             30              19           (170)
Purchases, sales and settlements, net               (2,238)         (1,110)          (802)           (477)        (4,627)
                                              -------------   -------------  -------------   -------------  -------------
Balance at December 31, 2010                       $ 7,751          $  413         $  147         $ 5,149       $ 13,460
                                              =============   =============  =============   =============  =============

                                                 Equity                       Distressed        Multi-
                                               Securities        Other           Debt          Strategy        Total
                                              -------------   -------------  -------------   -------------  -------------

Balance at January 1, 2009                         $ 7,488         $ 1,167         $  660         $ 5,462       $ 14,777
Actual return on plan assets
    Held at end of the period                        1,807             271            154           1,346          3,578
    Sold during the period                             123              10              -             (84)            49
Purchases, sales and settlements, net                 (668)           (110)             -          (1,867)        (2,645)
                                              -------------   -------------  -------------   -------------  -------------
Balance at December 31, 2009                       $ 8,750         $ 1,338         $  814         $ 4,857       $ 15,759
                                              =============   =============  =============   =============  =============

        Pension plan funding requirements for 2011 will be determined based upon actuarial requirements. The estimated amortization of net loss for the pension plan in 2011 is $1,448. The estimated 2011 net periodic benefit expense for the pension plan is $975. In 2011 a 50 basis point increase to the discount rate projected at 5.33% would decrease the net periodic cost by $377 and a 50 basis point decrease would increase the net periodic cost by $422. In 2011 a 50 basis point increase to the expected rate of return on assets projected at 7.00% would decrease the net periodic cost by $199 and a 50 basis point decrease would increase the net periodic cost by $199.

        Other Benefit Plan

        In 2010, 2009 and 2008, the other benefit plan recorded an actuarial
        (gains) losses of $1,854, $592, and ($2,518), respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2010 and
        2009. The rate was assumed to decrease gradually to 4.5% over a five year period, and remain at that level thereafter.

        The estimated 2011 amortization of net loss and prior service cost for health and welfare benefit plan is $94. The estimated 2011 net periodic benefit expense for the health and welfare benefit plan is $1,723.

        Employee Stock Ownership Plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        covering certain full-time employees. Prior to 2010, the majority of
        SEI's stock was held in the Charles A. Sammons 1987 Charitable Remainder
        Trust Number Two (the "CRT"). Prior to his death in 1988, Charles A.
        Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the "Transfer") as unallocated shares, which completed the settlement of the CRT. As of
        December 31, 2010 the ESOP owns 99% of the outstanding stock of SEI.

        In 2009 and prior years, the Company made a contribution to the ESOP as determined by the Board of SEI. Compensation expense was recognized by the Company as shares to participants were committed to be released. The offset was recorded as a liability included in other liabilities in the consolidated balance sheets.

        Subsequent to the Transfer and commencing in 2010, compensation expense continued to be recognized as shares to participants are committed to be released. In 2010, the offset was recorded to paid-in capital in the balance sheet.

        Compensation expense of $12,247, $10,838 and $9,064 for 2010, 2009 and
        2008, respectively, was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $11,200, $10,626 and $13,346 in 2010,
        2009 and 2008, respectively, related to these contracts.

        Guggenheim Partners Asset Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2010, 2009 and
        2008, the Company incurred $23,674, $16,750 and $21,209, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim is the general partner of the Fund, a private investment company and VIE. See Note 6 for further discussion of this VIE.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $49,287 and
        $50,000 as of December 31, 2010 and 2009, respectively. Effective
        December 15, 2009, the Company combined the existing mortgage loan with another Grove Park Inn loan that had previously been held by another entity of SEI, resulting in the outstanding balance of $50,000. The
        Company earned interest income on the loan of $3,741, $1,715 and $1,887 in 2010, 2009 and 2008, respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $304 in 2010 and zero in 2009. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $711, $659 and $891 in 2010, 2009 and 2008, respectively, related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2010, the Company had outstanding capital commitments to limited partnerships of $108,098.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2010, the Company had $50,627 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 25, 2011 which is the date the consolidated financial statements were available to be issued.
Midland Separate Account A 2010
Midland National Life
Insurance Company
Separate Account A

Financial Statements
December 31, 2010 and 2009

Midland National Life Insurance Company
Separate Account A
Index
--------------------------------------------------------------------------------------------------

                                                                                          Page(s)

Report of Independent Registered Public Accounting Firm..........................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets....................2-69

Notes to Financial Statements................................................................70-87

              Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life
Insurance Company Separate Account A

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Midland National Life Insurance Company Separate Account A
(which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund
III, the American Century Variable Portfolios, Inc., the MFS Variable Insurance
Trust, the Lord Abbett Series Fund, Inc., the Alger Fund, the Invesco Variable
Insurance Funds, the Van Eck Worldwide Insurance Trust, the PIMCO Variable
Insurance Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger Berman
Advisors Management Trust, the Premier VIT, the ProFunds VP, and the Vanguard
Variable Insurance Funds subaccount thereof) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight
Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of the number of shares owned at December 31,
2010 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 25, 2011

Midland National Life Insurance Company
Separate Account A
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                             $ 6,133,470
     (cost $421,536,271)                 $ 479,963,204       Capital gains distributions                   2,098,408
                                                                                                      ---------------
   Receivables from General Account          2,437,066

Liabilities                                          -                                                     8,231,878
                                         --------------                                               ---------------
                                                         Expenses:
Net assets                               $ 482,400,270       Administrative expense                           75,774
                                         --------------
                                                             Mortality and expense risk                    3,382,211
                                                                                                      ---------------

                                                                                                           3,457,985
                                                                                                      ---------------

                                                          Net investment income                            4,773,893

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments             17,871,147
                                                           Net unrealized appreciation on
                                                            investments                                   45,784,886
                                                                                                      ---------------

                                                         Net increase in net assets resulting from
                                                          operations                                     $68,429,926
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                         2010              2009

Net assets at beginning of year                                                      $ 437,182,035     $ 342,430,594

Net increase in net assets resulting from operations                                    68,429,926        98,075,130

Capital shares transactions
   Net premiums                                                                         45,362,050        45,690,374
   Transfers of policy loans                                                               636,310          (321,137)
   Transfers of cost of insurance                                                      (31,985,000)      (25,032,809)
   Transfers of surrenders                                                             (29,322,209)      (19,620,321)
   Transfers of death benefits                                                            (864,655)         (773,198)
   Transfers of other terminations                                                      (4,648,521)       (2,528,264)
   Interfund and net transfers to general account                                       (2,389,666)         (738,334)
                                                                                     --------------   ---------------

     Net (decrease) in net assets from capital share transactions                      (23,211,691)       (3,323,689)
                                                                                     --------------   ---------------

Total increase in net assets                                                            45,218,235        94,751,441
                                                                                     --------------   ---------------

Net assets at end of year                                                            $ 482,400,270     $ 437,182,035
                                                                                     --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                2

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 24,941
     9,776,381 shares (cost $9,776,381)    $ 9,776,381       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       24,941
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 9,776,381       Administrative expense                           2,113
                                         --------------
                                                             Mortality and expense risk                      82,039
                                                                                                     ---------------

                                                                                                             84,152
                                                                                                     ---------------

                                                          Net investment loss                               (59,211)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                      -
                                                           Net unrealized appreciation on
                                                            investments                                           -
                                                                                                     ---------------

                                                          Net decrease in net assets resulting from
                                                          operations                                      $ (59,211)
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 10,671,412      $ 12,223,756

 Net decrease in net assets resulting from operations                                     (59,211)          (13,437)

Capital shares transactions
   Net premiums                                                                         1,676,925         2,437,715
   Transfers of policy loans                                                               59,404            65,884
   Transfers of cost of insurance                                                        (886,398)         (951,220)
   Transfers of surrenders                                                             (1,334,701)       (2,163,402)
   Transfers of death benefits                                                            (42,105)          (39,024)
   Transfers of other terminations                                                       (134,162)          (70,528)
   Interfund and net transfers to general account                                        (174,783)         (818,332)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (835,820)       (1,538,907)
                                                                                    --------------   ---------------

 Total decrease in net assets                                                            (895,031)       (1,552,344)
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 9,776,381       $10,671,412
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                3

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 508,799
     1,202,530 shares (cost $6,214,684)    $ 6,698,091       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            114,200

Liabilities                                          -                                                      508,799
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,812,291       Administrative expense                           3,524
                                         --------------
                                                             Mortality and expense risk                      56,365
                                                                                                     ---------------

                                                                                                             59,889
                                                                                                     ---------------

                                                          Net investment income                             448,910

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                453,671
                                                           Net unrealized depreciation on
                                                            investments                                     (58,819)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 843,762
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 8,222,313       $ 4,685,116

 Net increase in net assets resulting from operations                                     843,762         2,303,517

Capital shares transactions
   Net premiums                                                                           536,186           806,981
   Transfers of policy loans                                                              (38,926)           13,738
   Transfers of cost of insurance                                                        (530,367)         (550,439)
   Transfers of surrenders                                                               (599,828)         (261,003)
   Transfers of death benefits                                                             (4,008)          (11,044)
   Transfers of other terminations                                                       (148,319)          (95,637)
   Interfund and net transfers to general account                                      (1,468,522)        1,331,084
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                  (2,253,784)        1,233,680
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                               (1,410,022)        3,537,197
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,812,291       $ 8,222,313
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                4

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 322,329
     922,745 shares (cost $17,780,051)     $ 18,882,001       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -
                                          --------------

Liabilities                                           -                                                       322,329
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 18,882,001       Administrative expense                           11,338
                                          --------------
                                                              Mortality and expense risk                      135,141
                                                                                                       ---------------

                                                                                                              146,479
                                                                                                       ---------------

                                                           Net investment income                              175,850

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments                (61,260)
                                                            Net unrealized appreciation on
                                                             investments                                    2,296,518
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 2,411,108
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 18,521,629      $ 16,111,614

 Net increase in net assets resulting from operations                                     2,411,108         4,192,274

Capital shares transactions
   Net premiums                                                                           1,588,392         1,388,971
   Transfers of policy loans                                                                  6,829           168,334
   Transfers of cost of insurance                                                        (1,573,834)       (1,430,747)
   Transfers of surrenders                                                               (1,393,232)         (891,105)
   Transfers of death benefits                                                              (35,819)          (50,700)
   Transfers of other terminations                                                         (160,563)         (106,040)
   Interfund and net transfers to general account                                          (482,509)         (860,972)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (2,050,736)       (1,782,259)
                                                                                      --------------   ---------------

 Total increase in net assets                                                               360,372         2,410,015
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 18,882,001       $18,521,629
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                5

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 119,177
     1,019,862 shares (cost $33,274,452)   $ 37,826,693       Capital gains distributions                     137,402
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       256,579
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 37,826,693       Administrative expense                           17,183
                                          --------------
                                                              Mortality and expense risk                      236,608
                                                                                                       ---------------

                                                                                                              253,791
                                                                                                       ---------------

                                                           Net investment income                                2,788

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments               1,354,621
                                                            Net unrealized appreciation on
                                                             investments                                    5,471,586
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 6,828,995
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 33,957,851      $ 25,918,250

 Net increase in net assets resulting from operations                                     6,828,995         6,625,139

Capital shares transactions
   Net premiums                                                                           2,697,977         2,891,479
   Transfers of policy loans                                                                (43,831)          219,748
   Transfers of cost of insurance                                                        (2,993,205)       (2,456,591)
   Transfers of surrenders                                                               (2,264,217)       (1,748,679)
   Transfers of death benefits                                                              (95,171)          (84,558)
   Transfers of other terminations                                                         (251,029)         (140,222)
   Interfund and net transfers to general account                                           (10,677)        2,733,285
                                                                                      --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (2,960,153)        1,414,462
                                                                                      --------------   ---------------

 Total increase in net assets                                                             3,868,842         8,039,601
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 37,826,693       $33,957,851
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                6

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 162,833
     749,007 shares (cost $11,696,729)     $ 12,560,848       Capital gains distributions                      22,204
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       185,037
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 12,560,848       Administrative expense                            4,737
                                          --------------
                                                              Mortality and expense risk                      104,548
                                                                                                       ---------------

                                                                                                              109,285
                                                                                                       ---------------

                                                           Net investment income                               75,752

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 952,823
                                                            Net unrealized appreciation on
                                                             investments                                      515,842
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 1,544,417
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 13,269,182      $ 10,762,909

 Net increase in net assets resulting from operations                                     1,544,417         2,264,369

Capital shares transactions
   Net premiums                                                                           1,378,739         1,704,205
   Transfers of policy loans                                                                 22,531            23,005
   Transfers of cost of insurance                                                          (865,354)         (937,461)
   Transfers of surrenders                                                                 (812,285)         (500,524)
   Transfers of death benefits                                                               (6,499)          (18,751)
   Transfers of other terminations                                                         (174,749)          (56,015)
   Interfund and net transfers to general account                                        (1,795,134)           27,445
                                                                                      --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (2,252,751)          241,904
                                                                                      --------------   ---------------

 Total (decrease) increase in net assets                                                   (708,334)        2,506,273
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 12,560,848       $13,269,182
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                7

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 75,421
     712,441 shares (cost $17,821,794)     $ 23,289,689       Capital gains distributions                      65,428
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       140,849
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 23,289,689       Administrative expense                              967
                                          --------------
                                                              Mortality and expense risk                      171,856
                                                                                                       ---------------

                                                                                                              172,823
                                                                                                       ---------------

                                                           Net investment loss                                (31,974)

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments               3,162,256
                                                            Net unrealized appreciation on
                                                             investments                                    2,581,249
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 5,711,531
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 19,183,312      $ 13,975,665

 Net increase in net assets resulting from operations                                     5,711,531         5,987,949

Capital shares transactions
   Net premiums                                                                           1,790,406         1,643,822
   Transfers of policy loans                                                               (249,605)         (103,500)
   Transfers of cost of insurance                                                        (1,171,525)         (749,856)
   Transfers of surrenders                                                               (1,259,286)         (744,282)
   Transfers of death benefits                                                             (107,678)          (14,822)
   Transfers of other terminations                                                         (240,329)         (107,664)
   Interfund and net transfers to general account                                          (367,137)         (704,000)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (1,605,154)         (780,302)
                                                                                      --------------   ---------------

 Total increase in net assets                                                             4,106,377         5,207,647
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 23,289,689       $19,183,312
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                8

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 1,769
     9,155 shares (cost $91,560)              $ 94,023       Capital gains distributions                      2,299
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        4,068
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 94,023       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         370
                                                                                                     ---------------

                                                                                                                370
                                                                                                     ---------------

                                                          Net investment income                               3,698

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  2,153
                                                           Net unrealized depreciation on
                                                            investments                                        (864)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 4,987
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 41,480          $ 20,820

 Net increase in net assets resulting from operations                                       4,987             5,016

Capital shares transactions
   Net premiums                                                                            17,783             4,119
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                          (4,255)           (2,098)
   Transfers of surrenders                                                                 (1,910)                -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          35,938            13,623
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 47,556            15,644
                                                                                    --------------   ---------------

 Total increase in net assets                                                              52,543            20,660
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 94,023         $  41,480
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                9

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2010 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 179
     834 shares (cost $8,338)                  $ 8,850       Capital gains distributions                        340
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          519
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                     $ 8,850       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         142
                                                                                                     ---------------

                                                                                                                142
                                                                                                     ---------------

                                                          Net investment income                                 377

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  5,721
                                                           Net unrealized depreciation on
                                                            investments                                      (4,662)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 1,436
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 48,016               $ -

 Net increase in net assets resulting from operations                                       1,436             7,179

Capital shares transactions
   Net premiums                                                                            (2,617)           10,963
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                            (680)           (4,403)
   Transfers of surrenders                                                                      -                 -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                         (37,305)           34,277
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (40,602)           40,837
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (39,166)           48,016
                                                                                    --------------   ---------------

Net assets at end of year                                                                 $ 8,850         $  48,016
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                10

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2015 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 481
     2,185 shares (cost $21,564)              $ 23,379       Capital gains distributions                        196
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          677
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 23,379       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                          68
                                                                                                     ---------------

                                                                                                                 68
                                                                                                     ---------------

                                                          Net investment income                                 609

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                     39
                                                           Net unrealized appreciation on
                                                            investments                                       1,800
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 2,448
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                             $ 192             $ 129

 Net increase in net assets resulting from operations                                       2,448                39

Capital shares transactions
   Net premiums                                                                               210               280
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                            (328)             (256)
   Transfers of surrenders                                                                      -                 -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          20,857                 -
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 20,739                24
                                                                                    --------------   ---------------

 Total increase in net assets                                                              23,187                63
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 23,379          $    192
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                11

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2020 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 1,256
     5,752 shares (cost $54,506)              $ 60,917       Capital gains distributions                        378
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        1,634
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 60,917       Administrative expense                              11
                                         --------------
                                                             Mortality and expense risk                         149
                                                                                                     ---------------

                                                                                                                160
                                                                                                     ---------------

                                                          Net investment income                               1,474

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  1,563
                                                           Net unrealized appreciation on
                                                            investments                                       4,221
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 7,258
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 25,141           $ 3,412

 Net increase in net assets resulting from operations                                       7,258             4,163

Capital shares transactions
   Net premiums                                                                            15,708            11,659
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                          (6,515)           (4,932)
   Transfers of surrenders                                                                 (3,672)                -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          22,997            10,839
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 28,518            17,566
                                                                                    --------------   ---------------

 Total increase in net assets                                                              35,776            21,729
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 60,917         $  25,141
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                12

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2025 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 442
     2,123 shares (cost $19,680)              $ 22,273       Capital gains distributions                        128
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          570
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 22,273       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         148
                                                                                                     ---------------

                                                                                                                148
                                                                                                     ---------------

                                                          Net investment income                                 422

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                    424
                                                           Net unrealized appreciation on
                                                            investments                                       2,248
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 3,094
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                           $ 5,088           $ 2,567

 Net increase in net assets resulting from operations                                       3,094             1,208

Capital shares transactions
   Net premiums                                                                             3,794             1,625
   Transfers of policy loans                                                                  484              (141)
   Transfers of cost of insurance                                                          (1,581)             (789)
   Transfers of surrenders                                                                 (1,457)                -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          12,851               618
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 14,091             1,313
                                                                                    --------------   ---------------

 Total increase in net assets                                                              17,185             2,521
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 22,273         $   5,088
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                13

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2030 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 2,279
     11,968 shares (cost $106,310)           $ 122,196       Capital gains distributions                        798
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        3,077
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 122,196       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         595
                                                                                                     ---------------

                                                                                                                595
                                                                                                     ---------------

                                                          Net investment income                               2,482

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                    822
                                                           Net unrealized appreciation on
                                                            investments                                      12,241
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 15,545
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 88,558          $ 35,917

 Net increase in net assets resulting from operations                                      15,545            19,053

Capital shares transactions
   Net premiums                                                                            31,410            31,397
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                         (13,328)          (10,722)
   Transfers of surrenders                                                                      -                 -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                              11            12,913
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 18,093            33,588
                                                                                    --------------   ---------------

 Total increase in net assets                                                              33,638            52,641
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 122,196         $  88,558
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                14

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 98,077
     405,145 shares (cost $5,422,936)      $ 5,890,812       Capital gains distributions                     29,535
                                                                                                     ---------------
   Receivables from General Account            179,276

Liabilities                                          -                                                      127,612
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,070,088       Administrative expense                           6,388
                                         --------------
                                                             Mortality and expense risk                      49,159
                                                                                                     ---------------

                                                                                                             55,547
                                                                                                     ---------------

                                                          Net investment income                              72,065

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 63,981
                                                           Net unrealized appreciation on
                                                            investments                                     592,179
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 728,225
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 6,012,210       $ 5,177,690

 Net increase in net assets resulting from operations                                     728,225         1,361,375

Capital shares transactions
   Net premiums                                                                           264,049           457,393
   Transfers of policy loans                                                                2,696            50,614
   Transfers of cost of insurance                                                        (482,240)         (453,040)
   Transfers of surrenders                                                               (360,876)         (312,678)
   Transfers of death benefits                                                             (9,893)          (21,947)
   Transfers of other terminations                                                        (34,038)          (21,009)
   Interfund and net transfers to general account                                         (50,045)         (226,188)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (670,347)         (526,855)
                                                                                    --------------   ---------------

 Total increase in net assets                                                              57,878           834,520
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,070,088       $ 6,012,210
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                15

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 433,820
     946,573 shares (cost $11,869,724)     $ 12,144,534       Capital gains distributions                     132,006
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       565,826
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 12,144,534       Administrative expense                            1,941
                                          --------------
                                                              Mortality and expense risk                       90,031
                                                                                                       ---------------

                                                                                                               91,972
                                                                                                       ---------------

                                                           Net investment income                              473,854

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 286,956
                                                            Net unrealized appreciation on
                                                             investments                                       71,891
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 832,701
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 12,176,825      $ 10,967,654

 Net increase in net assets resulting from operations                                       832,701         1,538,504

Capital shares transactions
   Net premiums                                                                             969,304           410,834
   Transfers of policy loans                                                                212,168           287,874
   Transfers of cost of insurance                                                          (759,234)         (368,507)
   Transfers of surrenders                                                               (1,209,568)         (410,170)
   Transfers of death benefits                                                              (21,793)          (26,304)
   Transfers of other terminations                                                         (112,338)          (62,359)
   Interfund and net transfers to general account                                            56,469          (160,701)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                                 (864,992)         (329,333)
                                                                                      --------------   ---------------

 Total (decrease) increase in net assets                                                    (32,291)        1,209,171
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 12,144,534       $12,176,825
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                16

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 897,783
     370,517 shares (cost $44,595,547)     $ 49,052,799       Capital gains distributions                     805,397
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                     1,703,180
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 49,052,799       Administrative expense                            6,522
                                          --------------
                                                              Mortality and expense risk                      335,538
                                                                                                       ---------------

                                                                                                              342,060
                                                                                                       ---------------

                                                           Net investment income                            1,361,120

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (111,703)
                                                            Net unrealized appreciation on
                                                             investments                                    4,902,602
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 6,152,019
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 46,832,407      $ 39,209,782

 Net increase in net assets resulting from operations                                     6,152,019         9,559,559

Capital shares transactions
   Net premiums                                                                           5,401,751         4,434,003
   Transfers of policy loans                                                                (17,340)         (253,761)
   Transfers of cost of insurance                                                        (3,777,902)       (2,724,826)
   Transfers of surrenders                                                               (3,616,515)       (2,116,364)
   Transfers of death benefits                                                              (58,662)          (51,148)
   Transfers of other terminations                                                         (405,486)         (218,168)
   Interfund and net transfers to general account                                        (1,457,473)       (1,006,670)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (3,931,627)       (1,936,934)
                                                                                      --------------   ---------------

 Total increase in net assets                                                             2,220,392         7,622,625
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 49,052,799       $46,832,407
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                17

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 477,324
     1,752,807 shares (cost $36,868,006)   $ 41,857,031       Capital gains distributions                      17,336
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       494,660
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 41,857,031       Administrative expense                            8,923
                                          --------------
                                                              Mortality and expense risk                      281,922
                                                                                                       ---------------

                                                                                                              290,845
                                                                                                       ---------------

                                                           Net investment income                              203,815

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments                (58,954)
                                                            Net unrealized appreciation on
                                                             investments                                    5,834,612
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 5,979,473
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 39,962,919      $ 32,023,672

 Net increase in net assets resulting from operations                                     5,979,473        10,417,338

Capital shares transactions
   Net premiums                                                                           3,443,177         2,939,419
   Transfers of policy loans                                                               (189,564)          (16,256)
   Transfers of cost of insurance                                                        (2,588,064)       (1,853,128)
   Transfers of surrenders                                                               (2,884,232)       (1,804,106)
   Transfers of death benefits                                                              (19,398)          (39,461)
   Transfers of other terminations                                                         (336,058)         (220,878)
   Interfund and net transfers to general account                                        (1,511,222)       (1,483,681)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (4,085,361)       (2,478,091)
                                                                                      --------------   ---------------

 Total increase in net assets                                                             1,894,112         7,939,247
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 41,857,031       $39,962,919
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                18

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 40,457
     241,835 shares (cost $2,960,498)      $ 3,511,450       Capital gains distributions                     11,239
                                                                                                     ---------------
   Receivables from General Account            177,872

Liabilities                                          -                                                       51,696
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 3,689,322       Administrative expense                           1,685
                                         --------------
                                                             Mortality and expense risk                      24,403
                                                                                                     ---------------

                                                                                                             26,088
                                                                                                     ---------------

                                                          Net investment income                              25,608

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 96,876
                                                           Net unrealized appreciation on
                                                            investments                                     384,938
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 507,422
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 3,544,365       $ 2,993,258

 Net increase in net assets resulting from operations                                     507,422           879,734

Capital shares transactions
   Net premiums                                                                           182,715           222,697
   Transfers of policy loans                                                               15,678            13,022
   Transfers of cost of insurance                                                        (327,797)         (208,823)
   Transfers of surrenders                                                               (270,985)         (199,946)
   Transfers of death benefits                                                             (3,487)          (10,894)
   Transfers of other terminations                                                        (25,556)          (14,017)
   Interfund and net transfers to general account                                          66,967          (130,666)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (362,465)         (328,627)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             144,957           551,107
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 3,689,322       $ 3,544,365
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                19

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 68,725
     273,621 shares (cost $3,576,017)      $ 4,241,122       Capital gains distributions                     22,642
                                                                                                     ---------------
   Receivables from General Account            166,905

Liabilities                                          -                                                       91,367
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 4,408,027       Administrative expense                             133
                                         --------------
                                                             Mortality and expense risk                      32,237
                                                                                                     ---------------

                                                                                                             32,370
                                                                                                     ---------------

                                                          Net investment income                              58,997

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                109,792
                                                           Net unrealized appreciation on
                                                            investments                                     498,671
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 667,460
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 4,224,742       $ 3,200,918

 Net increase in net assets resulting from operations                                     667,460         1,162,740

Capital shares transactions
   Net premiums                                                                           244,113           449,730
   Transfers of policy loans                                                              (12,433)          (39,053)
   Transfers of cost of insurance                                                        (355,530)         (338,781)
   Transfers of surrenders                                                               (377,880)         (163,278)
   Transfers of death benefits                                                             (3,318)          (36,974)
   Transfers of other terminations                                                        (42,787)           (6,264)
   Interfund and net transfers to general account                                          63,660            (4,296)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (484,175)         (138,916)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             183,285         1,023,824
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 4,408,027       $ 4,224,742
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                20

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 48,365
     575,479 shares (cost $6,316,960)      $ 7,268,300       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       48,365
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 7,268,300       Administrative expense                             370
                                         --------------
                                                             Mortality and expense risk                      47,818
                                                                                                     ---------------

                                                                                                             48,188
                                                                                                     ---------------

                                                          Net investment income                                 177

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 17,562
                                                           Net unrealized appreciation on
                                                            investments                                     873,297
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 891,036
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 7,092,988       $ 5,926,268

 Net increase in net assets resulting from operations                                     891,036         1,496,486

Capital shares transactions
   Net premiums                                                                           838,901           913,731
   Transfers of policy loans                                                                3,104            12,209
   Transfers of cost of insurance                                                        (633,618)         (530,353)
   Transfers of surrenders                                                               (446,045)         (378,747)
   Transfers of death benefits                                                            (33,985)          (45,140)
   Transfers of other terminations                                                        (68,170)          (56,495)
   Interfund and net transfers to general account                                        (375,911)         (244,971)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (715,724)         (329,766)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             175,312         1,166,720
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 7,268,300       $ 7,092,988
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                21

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 13,047
     384,109 shares (cost $5,098,231)      $ 6,883,229       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       13,047
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,883,229       Administrative expense                             502
                                         --------------
                                                             Mortality and expense risk                      36,385
                                                                                                     ---------------

                                                                                                             36,887
                                                                                                     ---------------

                                                          Net investment loss                               (23,840)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                230,556
                                                           Net unrealized appreciation on
                                                            investments                                   1,104,789
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,311,505
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 6,139,897       $ 4,465,907

 Net increase in net assets resulting from operations                                   1,311,505         1,960,332

Capital shares transactions
   Net premiums                                                                           749,730           635,351
   Transfers of policy loans                                                               10,942            44,607
   Transfers of cost of insurance                                                        (605,407)         (470,157)
   Transfers of surrenders                                                               (510,466)         (362,272)
   Transfers of death benefits                                                            (12,006)           (7,807)
   Transfers of other terminations                                                        (69,905)          (59,240)
   Interfund and net transfers to general account                                        (131,061)          (66,824)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (568,173)         (286,342)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             743,332         1,673,990
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,883,229       $ 6,139,897
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                22

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 47,917
     416,669 shares (cost $2,537,236)      $ 2,625,017       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       47,917
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,625,017       Administrative expense                              72
                                         --------------
                                                             Mortality and expense risk                      20,676
                                                                                                     ---------------

                                                                                                             20,748
                                                                                                     ---------------

                                                          Net investment income                              27,169

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments               (16,590)
                                                           Net unrealized appreciation on
                                                            investments                                     247,711
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 258,290
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,560,358       $ 2,644,260

 Net increase in net assets resulting from operations                                     258,290           312,760

Capital shares transactions
   Net premiums                                                                           266,806           293,933
   Transfers of policy loans                                                              (26,397)            4,073
   Transfers of cost of insurance                                                        (209,027)         (203,087)
   Transfers of surrenders                                                               (168,686)         (140,820)
   Transfers of death benefits                                                             (5,437)           (4,539)
   Transfers of other terminations                                                        (22,143)           (9,599)
   Interfund and net transfers to general account                                         (28,747)         (336,623)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (193,631)         (396,662)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                   64,659           (83,902)
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,625,017       $ 2,560,358
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                23

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     718,226 shares (cost $9,185,941)     $ 10,155,713       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 10,155,713       Administrative expense                             394
                                         --------------
                                                             Mortality and expense risk                      60,735
                                                                                                     ---------------

                                                                                                             61,129
                                                                                                     ---------------

                                                          Net investment loss                               (61,129)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              2,882,231
                                                           Net unrealized depreciation on
                                                            investments                                    (145,268)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 2,675,834
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,417,524       $ 4,287,827

 Net increase in net assets resulting from operations                                   2,675,834         1,544,050

Capital shares transactions
   Net premiums                                                                           588,676           360,477
   Transfers of policy loans                                                              (20,164)          (30,002)
   Transfers of cost of insurance                                                        (483,098)         (257,684)
   Transfers of surrenders                                                               (504,912)         (243,445)
   Transfers of death benefits                                                            (19,483)           (8,130)
   Transfers of other terminations                                                       (174,879)          (36,644)
   Interfund and net transfers to general account                                       2,676,215          (198,925)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                   2,062,355          (414,353)
                                                                                    --------------   ---------------

 Total increase in net assets                                                           4,738,189         1,129,697
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 10,155,713       $ 5,417,524
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                24

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 370,858
     1,817,793 shares (cost $13,953,310)   $ 15,560,307       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       370,858
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 15,560,307       Administrative expense                              799
                                          --------------
                                                              Mortality and expense risk                      121,921
                                                                                                       ---------------

                                                                                                              122,720
                                                                                                       ---------------

                                                           Net investment income                              248,138

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (125,630)
                                                            Net unrealized appreciation on
                                                             investments                                    1,538,551
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 1,661,059
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 16,433,805      $ 13,140,038

 Net increase in net assets resulting from operations                                     1,661,059         4,129,187

Capital shares transactions
   Net premiums                                                                           1,844,235         1,743,383
   Transfers of policy loans                                                                (26,610)          (77,334)
   Transfers of cost of insurance                                                        (1,126,881)         (922,150)
   Transfers of surrenders                                                               (1,126,435)         (650,527)
   Transfers of death benefits                                                              (27,338)          (13,121)
   Transfers of other terminations                                                         (179,027)         (100,122)
   Interfund and net transfers to general account                                        (1,892,501)         (815,549)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (2,534,557)         (835,420)
                                                                                      --------------   ---------------

 Total (decrease) increase in net assets                                                   (873,498)        3,293,767
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 15,560,307       $16,433,805
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                25

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 458,063
     4,410,647 shares (cost $23,145,283)   $ 25,846,393       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       458,063
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 25,846,393       Administrative expense                              917
                                          --------------
                                                              Mortality and expense risk                      153,566
                                                                                                       ---------------

                                                                                                              154,483
                                                                                                       ---------------

                                                           Net investment income                              303,580

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 180,461
                                                            Net unrealized appreciation on
                                                             investments                                    1,927,637
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 2,411,678
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 18,477,916      $ 15,683,190

 Net increase in net assets resulting from operations                                     2,411,678         2,983,775

Capital shares transactions
   Net premiums                                                                           2,477,744         2,368,882
   Transfers of policy loans                                                                  3,891           (32,271)
   Transfers of cost of insurance                                                        (1,339,059)       (1,079,245)
   Transfers of surrenders                                                               (1,098,264)         (714,619)
   Transfers of death benefits                                                              (19,085)          (26,093)
   Transfers of other terminations                                                         (212,994)          (97,501)
   Interfund and net transfers to general account                                         5,144,566          (608,202)
                                                                                      --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                     4,956,799          (189,049)
                                                                                      --------------   ---------------

 Total increase in net assets                                                             7,368,477         2,794,726
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 25,846,393       $18,477,916
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                26

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Income & Growth Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 27,845
     327,653 shares (cost $1,814,375)      $ 1,982,303       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       27,845
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,982,303       Administrative expense                              57
                                         --------------
                                                             Mortality and expense risk                      12,972
                                                                                                     ---------------

                                                                                                             13,029
                                                                                                     ---------------

                                                          Net investment income                              14,816

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments               (39,209)
                                                           Net unrealized appreciation on
                                                            investments                                     257,246
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 232,853
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,884,723       $ 1,767,576

 Net increase in net assets resulting from operations                                     232,853           276,411

Capital shares transactions
   Net premiums                                                                           197,185           187,614
   Transfers of policy loans                                                                 (311)           (2,307)
   Transfers of cost of insurance                                                        (139,534)         (120,954)
   Transfers of surrenders                                                               (109,760)          (69,059)
   Transfers of death benefits                                                            (26,347)           (2,113)
   Transfers of other terminations                                                        (30,594)           (7,343)
   Interfund and net transfers to general account                                         (25,912)         (145,102)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (135,273)         (159,264)
                                                                                    --------------   ---------------

 Total increase in net assets                                                              97,580           117,147
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,982,303       $ 1,884,723
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                27

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Growth Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 11,542
     509,497 shares (cost $10,550,773)    $ 12,579,470       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       11,542
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 12,579,470       Administrative expense                             546
                                         --------------
                                                             Mortality and expense risk                      76,163
                                                                                                     ---------------

                                                                                                             76,709
                                                                                                     ---------------

                                                          Net investment loss                               (65,167)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              1,497,265
                                                           Net unrealized appreciation on
                                                            investments                                     176,023
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,608,121
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 13,641,268       $ 7,525,964

 Net increase in net assets resulting from operations                                   1,608,121         3,163,993

Capital shares transactions
   Net premiums                                                                         1,073,667           831,929
   Transfers of policy loans                                                              (27,310)          (60,542)
   Transfers of cost of insurance                                                        (812,470)         (455,331)
   Transfers of surrenders                                                               (743,411)         (577,694)
   Transfers of death benefits                                                            (45,745)          (15,320)
   Transfers of other terminations                                                       (169,497)         (161,513)
   Interfund and net transfers to general account                                      (1,945,153)        3,389,782
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                  (2,669,919)        2,951,311
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                               (1,061,798)        6,115,304
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 12,579,470       $13,641,268
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                28

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 16,878
     65,856 shares (cost $1,179,125)       $ 1,319,756       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            102,125

Liabilities                                          -                                                       16,878
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,421,881       Administrative expense                              17
                                         --------------
                                                             Mortality and expense risk                      10,039
                                                                                                     ---------------

                                                                                                             10,056
                                                                                                     ---------------

                                                          Net investment income                               6,822

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  5,774
                                                           Net unrealized appreciation on
                                                            investments                                     116,112
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 128,708
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,461,656       $ 1,223,835

 Net increase in net assets resulting from operations                                     128,708           308,972

Capital shares transactions
   Net premiums                                                                            48,276           118,134
   Transfers of policy loans                                                               (9,157)          (10,718)
   Transfers of cost of insurance                                                        (125,135)          (83,286)
   Transfers of surrenders                                                               (126,691)          (78,326)
   Transfers of death benefits                                                             (1,799)             (917)
   Transfers of other terminations                                                         (9,043)           (2,640)
   Interfund and net transfers to general account                                          55,066           (13,398)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (168,483)          (71,151)
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (39,775)          237,821
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,421,881       $ 1,461,656
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                29

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     582,765 shares (cost $8,980,123)     $ 10,670,420       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 10,670,420       Administrative expense                             316
                                         --------------
                                                             Mortality and expense risk                      60,828
                                                                                                     ---------------

                                                                                                             61,144
                                                                                                     ---------------

                                                          Net investment loss                               (61,144)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              1,680,964
                                                           Net unrealized appreciation on
                                                            investments                                     579,771
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 2,199,591
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,873,746       $ 5,411,177

 Net increase in net assets resulting from operations                                   2,199,591         3,600,243

Capital shares transactions
   Net premiums                                                                           794,665           506,709
   Transfers of policy loans                                                              (11,882)         (118,788)
   Transfers of cost of insurance                                                        (464,425)         (311,252)
   Transfers of surrenders                                                               (456,330)         (330,830)
   Transfers of death benefits                                                            (11,540)          (10,641)
   Transfers of other terminations                                                       (111,872)          (34,830)
   Interfund and net transfers to general account                                       2,858,467        (2,838,042)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                   2,597,083        (3,137,674)
                                                                                    --------------   ---------------

 Total increase in net assets                                                           4,796,674           462,569
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 10,670,420       $ 5,873,746
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                30

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 32,054
     190,333 shares (cost $3,049,363)      $ 3,623,945       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       32,054
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 3,623,945       Administrative expense                              80
                                         --------------
                                                             Mortality and expense risk                      26,441
                                                                                                     ---------------

                                                                                                             26,521
                                                                                                     ---------------

                                                          Net investment income                               5,533

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 91,936
                                                           Net unrealized appreciation on
                                                            investments                                     378,508
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 475,977
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 3,637,241       $ 3,229,160

 Net increase in net assets resulting from operations                                     475,977           834,481

Capital shares transactions
   Net premiums                                                                           337,731           298,016
   Transfers of policy loans                                                              (27,090)          (87,145)
   Transfers of cost of insurance                                                        (262,853)         (219,459)
   Transfers of surrenders                                                               (336,631)         (271,510)
   Transfers of death benefits                                                             (6,963)          (14,291)
   Transfers of other terminations                                                        (51,270)          (25,215)
   Interfund and net transfers to general account                                        (142,197)         (106,796)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (489,273)         (426,400)
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (13,296)          408,081
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 3,623,945       $ 3,637,241
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                31

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Total Return Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 4,202
     9,941 shares (cost $161,706)            $ 185,995       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        4,202
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 185,995       Administrative expense                              17
                                         --------------
                                                             Mortality and expense risk                       1,426
                                                                                                     ---------------

                                                                                                              1,443
                                                                                                     ---------------

                                                          Net investment income                               2,759

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  5,580
                                                           Net unrealized appreciation on
                                                            investments                                       5,935
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 14,274
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 107,239          $ 54,520

 Net increase in net assets resulting from operations                                      14,274            19,956

Capital shares transactions
   Net premiums                                                                            32,076            19,303
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                         (10,124)           (7,831)
   Transfers of surrenders                                                                (12,431)           (2,522)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          54,961            23,813
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 64,482            32,763
                                                                                    --------------   ---------------

 Total increase in net assets                                                              78,756            52,719
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 185,995        $  107,239
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                32

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Utilities Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 80,449
     110,300 shares (cost $2,291,276)      $ 2,787,289       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             34,936

Liabilities                                          -                                                       80,449
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,822,225       Administrative expense                             131
                                         --------------
                                                             Mortality and expense risk                      20,057
                                                                                                     ---------------

                                                                                                             20,188
                                                                                                     ---------------

                                                          Net investment income                              60,261

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                195,514
                                                           Net unrealized appreciation on
                                                            investments                                      79,326
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 335,101
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,504,063       $ 1,194,358

 Net increase in net assets resulting from operations                                     335,101           542,982

Capital shares transactions
   Net premiums                                                                           274,351           494,967
   Transfers of policy loans                                                              173,716            (8,406)
   Transfers of cost of insurance                                                        (168,925)          (88,648)
   Transfers of surrenders                                                               (127,400)          (29,390)
   Transfers of death benefits                                                             (5,351)             (103)
   Transfers of other terminations                                                        (40,604)          (37,760)
   Interfund and net transfers to general account                                        (122,726)          436,063
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (16,939)          766,723
                                                                                    --------------   ---------------

 Total increase in net assets                                                             318,162         1,309,705
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,822,225       $ 2,504,063
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                33

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 51,935
     425,635 shares (cost $9,588,316)      $ 10,117,340       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                        51,935
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 10,117,340       Administrative expense                              252
                                          --------------
                                                              Mortality and expense risk                       76,088
                                                                                                       ---------------

                                                                                                               76,340
                                                                                                       ---------------

                                                           Net investment loss                                (24,405)

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments                (83,535)
                                                            Net unrealized appreciation on
                                                             investments                                    1,565,946
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 1,458,006
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                         $ 9,374,073       $ 8,396,938

 Net increase in net assets resulting from operations                                     1,458,006         1,434,836

Capital shares transactions
   Net premiums                                                                           1,091,571         1,062,868
   Transfers of policy loans                                                                 (4,109)           18,267
   Transfers of cost of insurance                                                          (721,867)         (587,884)
   Transfers of surrenders                                                                 (606,442)         (430,853)
   Transfers of death benefits                                                               (8,613)           (5,932)
   Transfers of other terminations                                                          (89,214)          (72,930)
   Interfund and net transfers to general account                                          (376,065)         (441,237)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                                 (714,739)         (457,701)
                                                                                      --------------   ---------------

 Total increase in net assets                                                               743,267           977,135
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 10,117,340       $ 9,374,073
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                34

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 46,317
     781,547 shares (cost $10,764,606)     $ 12,942,412       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                        46,317
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 12,942,412       Administrative expense                              592
                                          --------------
                                                              Mortality and expense risk                      102,597
                                                                                                       ---------------

                                                                                                              103,189
                                                                                                       ---------------

                                                           Net investment loss                                (56,872)

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 179,305
                                                            Net unrealized appreciation on
                                                             investments                                    2,513,479
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 2,635,912
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 12,081,813      $ 10,682,778

 Net increase in net assets resulting from operations                                     2,635,912         2,480,914

Capital shares transactions
   Net premiums                                                                           1,361,698         1,367,215
   Transfers of policy loans                                                                (29,057)          (15,881)
   Transfers of cost of insurance                                                          (851,565)         (726,933)
   Transfers of surrenders                                                                 (818,517)         (567,341)
   Transfers of death benefits                                                              (24,135)          (13,220)
   Transfers of other terminations                                                         (157,997)          (60,284)
   Interfund and net transfers to general account                                        (1,255,740)       (1,065,435)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (1,775,313)       (1,081,879)
                                                                                      --------------   ---------------

 Total increase in net assets                                                               860,599         1,399,035
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 12,942,412       $12,081,813
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                35

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. International Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 41,620
     659,684 shares (cost $5,294,447)      $ 5,778,833       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       41,620
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 5,778,833       Administrative expense                             334
                                         --------------
                                                             Mortality and expense risk                      44,314
                                                                                                     ---------------

                                                                                                             44,648
                                                                                                     ---------------

                                                          Net investment loss                                (3,028)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 24,199
                                                           Net unrealized appreciation on
                                                            investments                                     987,341
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,008,512
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,208,258       $ 3,617,364

 Net increase in net assets resulting from operations                                   1,008,512         1,559,924

Capital shares transactions
   Net premiums                                                                           502,144           391,285
   Transfers of policy loans                                                               (8,564)           (3,928)
   Transfers of cost of insurance                                                        (280,461)         (241,252)
   Transfers of surrenders                                                               (258,988)         (152,553)
   Transfers of death benefits                                                             (6,933)           (4,022)
   Transfers of other terminations                                                        (33,185)          (14,499)
   Interfund and net transfers to general account                                        (351,950)           55,939
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (437,937)           30,970
                                                                                    --------------   ---------------

 Total increase in net assets                                                             570,575         1,590,894
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 5,778,833       $ 5,208,258
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                36

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Capital Structure Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 3,230
     8,962 shares (cost $109,842)            $ 120,003       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        3,230
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 120,003       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                       1,266
                                                                                                     ---------------

                                                                                                              1,266
                                                                                                     ---------------

                                                          Net investment income                               1,964

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  1,367
                                                           Net unrealized appreciation on
                                                            investments                                      12,086
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 15,417
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 122,203          $ 74,280

 Net increase in net assets resulting from operations                                      15,417            23,123

Capital shares transactions
   Net premiums                                                                            11,915            19,936
   Transfers of policy loans                                                                    -                28
   Transfers of cost of insurance                                                          (6,497)           (6,251)
   Transfers of surrenders                                                                (31,039)                -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                           8,004            11,087
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (17,617)           24,800
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                   (2,200)           47,923
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 120,003        $  122,203
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                37

Midland National Life Insurance Company
Separate Account A
Alger Fund LargeCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 80,638
     227,806 shares (cost $8,016,863)      $ 9,950,572       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            166,701

Liabilities                                          -                                                       80,638
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 10,117,273       Administrative expense                             432
                                         --------------
                                                             Mortality and expense risk                      87,773
                                                                                                     ---------------

                                                                                                             88,205
                                                                                                     ---------------

                                                          Net investment loss                                (7,567)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                346,386
                                                           Net unrealized appreciation on
                                                            investments                                     710,030
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,048,849
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 10,963,637       $ 7,741,324

 Net increase in net assets resulting from operations                                   1,048,849         3,550,937

Capital shares transactions
   Net premiums                                                                         1,093,034         1,450,905
   Transfers of policy loans                                                               34,780           (20,734)
   Transfers of cost of insurance                                                        (696,533)         (678,030)
   Transfers of surrenders                                                               (507,091)         (356,897)
   Transfers of death benefits                                                            (52,069)          (14,960)
   Transfers of other terminations                                                        (99,248)          (52,318)
   Interfund and net transfers to general account                                      (1,668,086)         (656,590)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                             (1,895,213)         (328,624)
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                 (846,364)        3,222,313
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 10,117,273       $10,963,637
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                38

Midland National Life Insurance Company
Separate Account A
Alger Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     542,304 shares (cost $5,614,446)      $ 6,914,381       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,914,381       Administrative expense                             201
                                         --------------
                                                             Mortality and expense risk                      53,138
                                                                                                     ---------------

                                                                                                             53,339
                                                                                                     ---------------

                                                          Net investment loss                               (53,339)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                182,839
                                                           Net unrealized appreciation on
                                                            investments                                     973,118
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,102,618
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 6,479,792       $ 4,679,573

 Net increase in net assets resulting from operations                                   1,102,618         2,237,347

Capital shares transactions
   Net premiums                                                                           698,020           520,161
   Transfers of policy loans                                                              (29,380)             (414)
   Transfers of cost of insurance                                                        (457,096)         (297,993)
   Transfers of surrenders                                                               (432,018)         (255,554)
   Transfers of death benefits                                                            (49,996)           (5,358)
   Transfers of other terminations                                                        (79,038)          (34,367)
   Interfund and net transfers to general account                                        (318,521)         (363,603)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (668,029)         (437,128)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             434,589         1,800,219
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,914,381       $ 6,479,792
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                39

Midland National Life Insurance Company
Separate Account A
Alger Fund Capital Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 31,746
     163,724 shares (cost $7,020,729)      $ 8,539,862       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       31,746
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 8,539,862       Administrative expense                             232
                                         --------------
                                                             Mortality and expense risk                      68,005
                                                                                                     ---------------

                                                                                                             68,237
                                                                                                     ---------------

                                                          Net investment loss                               (36,491)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                298,561
                                                           Net unrealized appreciation on
                                                            investments                                     636,251
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 898,321
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 8,265,722       $ 5,996,510

 Net increase in net assets resulting from operations                                     898,321         2,847,763

Capital shares transactions
   Net premiums                                                                           776,413           587,324
   Transfers of policy loans                                                              (52,146)          (20,754)
   Transfers of cost of insurance                                                        (484,654)         (214,448)
   Transfers of surrenders                                                               (617,108)         (349,482)
   Transfers of death benefits                                                             (7,732)           (1,412)
   Transfers of other terminations                                                        (84,327)          (52,889)
   Interfund and net transfers to general account                                        (154,627)         (526,890)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (624,181)         (578,551)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             274,140         2,269,212
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 8,539,862       $ 8,265,722
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                40

Midland National Life Insurance Company
Separate Account A
Alger Fund SmallCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     206,042 shares (cost $5,324,019)      $ 6,603,653       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,603,653       Administrative expense                             159
                                         --------------
                                                             Mortality and expense risk                      49,027
                                                                                                     ---------------

                                                                                                             49,186
                                                                                                     ---------------

                                                          Net investment loss                               (49,186)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                104,449
                                                           Net unrealized appreciation on
                                                            investments                                   1,269,560
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,324,823
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,934,640       $ 4,438,741

 Net increase in net assets resulting from operations                                   1,324,823         1,872,870

Capital shares transactions
   Net premiums                                                                           490,091           445,246
   Transfers of policy loans                                                               (2,566)          (37,153)
   Transfers of cost of insurance                                                        (325,372)         (271,653)
   Transfers of surrenders                                                               (371,173)         (184,223)
   Transfers of death benefits                                                             (2,347)          (16,169)
   Transfers of other terminations                                                        (55,824)          (19,827)
   Interfund and net transfers to general account                                        (388,619)         (293,192)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (655,810)         (376,971)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             669,013         1,495,899
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,603,653       $ 5,934,640
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                41

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 701
     115,109 shares (cost $573,102)          $ 646,910       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          701
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 646,910       Administrative expense                              33
                                         --------------
                                                             Mortality and expense risk                       5,471
                                                                                                     ---------------

                                                                                                              5,504
                                                                                                     ---------------

                                                          Net investment loss                                (4,803)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 55,393
                                                           Net unrealized appreciation on
                                                            investments                                       1,507
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 52,097
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 647,049         $ 323,569

 Net increase in net assets resulting from operations                                      52,097           129,085

Capital shares transactions
   Net premiums                                                                            80,061           258,313
   Transfers of policy loans                                                               14,615              (801)
   Transfers of cost of insurance                                                         (57,155)          (60,552)
   Transfers of surrenders                                                                (51,165)          (17,826)
   Transfers of death benefits                                                             (4,643)           (2,221)
   Transfers of other terminations                                                         (4,174)           (3,945)
   Interfund and net transfers to general account                                         (29,775)           21,427
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (52,236)          194,395
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                     (139)          323,480
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 646,910        $  647,049
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                42

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     77,103 shares (cost $1,065,238)       $ 1,288,385       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,288,385       Administrative expense                              53
                                         --------------
                                                             Mortality and expense risk                       9,680
                                                                                                     ---------------

                                                                                                              9,733
                                                                                                     ---------------

                                                          Net investment loss                                (9,733)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 78,154
                                                           Net unrealized depreciation on
                                                            investments                                     (14,521)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 53,900
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,164,469       $ 1,125,638

 Net increase in net assets resulting from operations                                      53,900           242,772

Capital shares transactions
   Net premiums                                                                           140,747           130,231
   Transfers of policy loans                                                                6,863             2,140
   Transfers of cost of insurance                                                         (94,512)          (69,789)
   Transfers of surrenders                                                                (56,915)          (51,289)
   Transfers of death benefits                                                                  -            (5,262)
   Transfers of other terminations                                                         (9,169)           (7,166)
   Interfund and net transfers to general account                                          83,002          (202,806)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                      70,016          (203,941)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             123,916            38,831
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,288,385       $ 1,164,469
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                43

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 105,532
     171,200 shares (cost $4,166,742)      $ 4,911,722       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            100,232

Liabilities                                          -                                                      105,532
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 5,011,954       Administrative expense                             226
                                         --------------
                                                             Mortality and expense risk                      33,260
                                                                                                     ---------------

                                                                                                             33,486
                                                                                                     ---------------

                                                          Net investment income                              72,046

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                177,631
                                                           Net unrealized appreciation on
                                                            investments                                     279,202
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 528,879
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 4,296,126       $ 2,711,172

 Net increase in net assets resulting from operations                                     528,879           997,999

Capital shares transactions
   Net premiums                                                                           750,643           746,439
   Transfers of policy loans                                                              (63,600)           (7,920)
   Transfers of cost of insurance                                                        (350,130)         (263,081)
   Transfers of surrenders                                                                (90,805)          (44,438)
   Transfers of death benefits                                                             (8,477)           (7,582)
   Transfers of other terminations                                                        (46,773)          (11,792)
   Interfund and net transfers to general account                                          (3,909)          175,329
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                186,949           586,955
                                                                                    --------------   ---------------

 Total increase in net assets                                                             715,828         1,584,954
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 5,011,954       $ 4,296,126
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                44

Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Global Hard Assets Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 49,696
     473,819 shares (cost $13,012,224)    $ 17,848,758       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            318,602

Liabilities                                          -                                                       49,696
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 18,167,360       Administrative expense                             426
                                         --------------
                                                             Mortality and expense risk                     111,060
                                                                                                     ---------------

                                                                                                            111,486
                                                                                                     ---------------

                                                          Net investment loss                               (61,790)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                617,047
                                                           Net unrealized appreciation on
                                                            investments                                   3,415,975
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 3,971,232
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 13,809,699       $ 7,541,921

 Net increase in net assets resulting from operations                                   3,971,232         4,552,601

Capital shares transactions
   Net premiums                                                                         1,365,818         1,767,004
   Transfers of policy loans                                                              (16,353)          (76,520)
   Transfers of cost of insurance                                                        (810,419)         (628,972)
   Transfers of surrenders                                                               (729,069)         (242,834)
   Transfers of death benefits                                                             (6,737)          (11,221)
   Transfers of other terminations                                                       (120,061)          (81,721)
   Interfund and net transfers to general account                                         703,250           989,441
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                386,429         1,715,177
                                                                                    --------------   ---------------

 Total increase in net assets                                                           4,357,661         6,267,778
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 18,167,360       $13,809,699
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                45

Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     0 shares (cost $0)                            $ -       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                         $ -       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                           -
                                                                                                     ---------------

                                                                                                                  -
                                                                                                     ---------------

                                                          Net investment income                                   -

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                      -
                                                           Net unrealized appreciation on
                                                            investments                                           -
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                            $ -
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                               $ -         $ 883,177

 Net increase in net assets resulting from operations                                           -           244,493

Capital shares transactions
   Net premiums                                                                                 -           351,761
   Transfers of policy loans                                                                    -             5,306
   Transfers of cost of insurance                                                               -           (83,052)
   Transfers of surrenders                                                                      -           (30,777)
   Transfers of death benefits                                                                  -            (2,077)
   Transfers of other terminations                                                              -           (27,194)
   Interfund and net transfers to general account                                               -        (1,341,637)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                           -        (1,127,670)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                        -          (883,177)
                                                                                    --------------   ---------------

Net assets at end of year                                                                     $ -           $     -
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                46

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 673,967
     2,353,825 shares (cost $26,102,682)  $ 26,080,379       Capital gains distributions                    782,876
                                                                                                     ---------------
   Receivables from General Account            362,701

Liabilities                                          -                                                    1,456,843
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 26,443,080       Administrative expense                           1,714
                                         --------------
                                                             Mortality and expense risk                     227,796
                                                                                                     ---------------

                                                                                                            229,510
                                                                                                     ---------------

                                                          Net investment income                           1,227,333

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              1,294,321
                                                           Net unrealized depreciation on
                                                            investments                                    (374,175)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 2,147,479
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 27,862,716      $ 22,479,921

 Net increase in net assets resulting from operations                                   2,147,479         2,660,952

Capital shares transactions
   Net premiums                                                                         2,798,678         3,307,555
   Transfers of policy loans                                                              475,544          (119,013)
   Transfers of cost of insurance                                                      (1,866,739)       (1,458,207)
   Transfers of surrenders                                                             (1,352,775)       (1,329,635)
   Transfers of death benefits                                                            (22,003)          (53,815)
   Transfers of other terminations                                                       (356,125)         (172,709)
   Interfund and net transfers to general account                                      (3,243,695)        2,547,667
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                  (3,567,115)        2,721,843
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                               (1,419,636)        5,382,795
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 26,443,080       $27,862,716
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                47

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 34,657
     207,270 shares (cost $2,107,748)      $ 2,163,896       Capital gains distributions                      7,012
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       41,669
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,163,896       Administrative expense                              14
                                         --------------
                                                             Mortality and expense risk                      12,790
                                                                                                     ---------------

                                                                                                             12,804
                                                                                                     ---------------

                                                          Net investment income                              28,865

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  4,485
                                                           Net unrealized appreciation on
                                                            investments                                      63,670
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 97,020
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,102,392       $ 1,838,160

 Net increase in net assets resulting from operations                                      97,020           234,766

Capital shares transactions
   Net premiums                                                                            97,802           161,945
   Transfers of policy loans                                                                2,573            (5,371)
   Transfers of cost of insurance                                                         (81,837)          (80,363)
   Transfers of surrenders                                                                 (6,801)           (5,568)
   Transfers of death benefits                                                                  -            (4,480)
   Transfers of other terminations                                                         (1,145)           (1,942)
   Interfund and net transfers to general account                                         (46,108)          (34,755)
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (35,516)           29,466
                                                                                    --------------   ---------------

 Total increase in net assets                                                              61,504           264,232
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,163,896       $ 2,102,392
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                48

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 362,293
     352,189 shares (cost $2,713,047)      $ 2,729,468       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             44,015

Liabilities                                          -                                                      362,293
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,773,483       Administrative expense                              58
                                         --------------
                                                             Mortality and expense risk                      40,782
                                                                                                     ---------------

                                                                                                             40,840
                                                                                                     ---------------

                                                          Net investment income                             321,453

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                325,756
                                                           Net unrealized depreciation on
                                                            investments                                     (78,811)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 568,398
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,388,610       $ 1,292,791

 Net increase in net assets resulting from operations                                     568,398           872,058

Capital shares transactions
   Net premiums                                                                           482,699           187,719
   Transfers of policy loans                                                              157,692           (28,104)
   Transfers of cost of insurance                                                        (282,954)         (161,980)
   Transfers of surrenders                                                               (275,527)         (111,223)
   Transfers of death benefits                                                             (8,266)           (3,391)
   Transfers of other terminations                                                        (79,425)          (36,833)
   Interfund and net transfers to general account                                        (177,744)          377,573
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (183,525)          223,761
                                                                                    --------------   ---------------

 Total increase in net assets                                                             384,873         1,095,819
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,773,483       $ 2,388,610
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                49

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 83,926
     446,997 shares (cost $5,648,453)      $ 5,873,537       Capital gains distributions                     51,667
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                      135,593
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 5,873,537       Administrative expense                             138
                                         --------------
                                                             Mortality and expense risk                      41,501
                                                                                                     ---------------

                                                                                                             41,639
                                                                                                     ---------------

                                                          Net investment income                              93,954

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 99,962
                                                           Net unrealized appreciation on
                                                            investments                                     209,551
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 403,467
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,612,147       $ 4,495,899

 Net increase in net assets resulting from operations                                     403,467           810,284

Capital shares transactions
   Net premiums                                                                           356,559           647,680
   Transfers of policy loans                                                              175,502            15,728
   Transfers of cost of insurance                                                        (283,031)         (250,813)
   Transfers of surrenders                                                               (222,965)          (38,406)
   Transfers of death benefits                                                                  -           (22,477)
   Transfers of other terminations                                                        (22,564)          (15,644)
   Interfund and net transfers to general account                                        (145,578)          (30,104)
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (142,077)          305,964
                                                                                    --------------   ---------------

 Total increase in net assets                                                             261,390         1,116,248
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 5,873,537       $ 5,612,147
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                50

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Stocks Plus Growth and Income
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     0 shares (cost $0)                            $ -       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                         $ -       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                           -
                                                                                                     ---------------

                                                                                                                  -
                                                                                                     ---------------

                                                          Net investment income                                   -

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                      -
                                                           Net unrealized appreciation on
                                                            investments                                           -
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                            $ -
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                               $ -           $ 1,626

 Net increase (decrease) in net assets resulting from operations                                -              (308)

Capital shares transactions
   Net premiums                                                                                 -                 -
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                               -                 -
   Transfers of surrenders                                                                      -                 -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                               -            (1,318)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                           -            (1,318)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                        -            (1,626)
                                                                                    --------------   ---------------

Net assets at end of year                                                                     $ -           $     -
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                51

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Small Cap Stock Plus Total Return
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     0 shares (cost $0)                            $ -       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                         $ -       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                           -
                                                                                                     ---------------

                                                                                                                  -
                                                                                                     ---------------

                                                          Net investment income                                   -

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                      -
                                                           Net unrealized appreciation on
                                                            investments                                           -
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                            $ -
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                               $ -          $ 11,320

 Net increase in net assets resulting from operations                                           -             1,832

Capital shares transactions
   Net premiums                                                                                 -           (11,356)
   Transfers of policy loans                                                                    -              (209)
   Transfers of cost of insurance                                                               -            (1,510)
   Transfers of surrenders                                                                      -              (606)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -              (477)
   Interfund and net transfers to general account                                               -             1,006
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                           -           (13,152)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                        -           (11,320)
                                                                                    --------------   ---------------

Net assets at end of year                                                                     $ -           $     -
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                52

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 13,717
     239,596 shares (cost $1,997,798)      $ 2,736,191       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             30,023

Liabilities                                          -                                                       13,717
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,766,214       Administrative expense                             162
                                         --------------
                                                             Mortality and expense risk                      22,546
                                                                                                     ---------------

                                                                                                             22,708
                                                                                                     ---------------

                                                          Net investment loss                                (8,991)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                213,843
                                                           Net unrealized appreciation on
                                                            investments                                     418,974
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 623,826
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,556,517       $ 1,825,680

 Net increase in net assets resulting from operations                                     623,826           538,786

Capital shares transactions
   Net premiums                                                                           279,235           308,267
   Transfers of policy loans                                                                   53            (6,113)
   Transfers of cost of insurance                                                        (141,624)         (157,194)
   Transfers of surrenders                                                                (52,427)          (35,277)
   Transfers of death benefits                                                                  -              (502)
   Transfers of other terminations                                                        (25,573)           (9,917)
   Interfund and net transfers to general account                                        (473,793)           92,787
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (414,129)          192,051
                                                                                    --------------   ---------------

 Total increase in net assets                                                             209,697           730,837
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,766,214       $ 2,556,517
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                53

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust  Large Cap Value
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 28,865
     363,358 shares (cost $3,301,062)      $ 3,720,787       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             43,670

Liabilities                                          -                                                       28,865
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 3,764,457       Administrative expense                             196
                                         --------------
                                                             Mortality and expense risk                      29,733
                                                                                                     ---------------

                                                                                                             29,929
                                                                                                     ---------------

                                                          Net investment loss                                (1,064)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 92,730
                                                           Net unrealized appreciation on
                                                            investments                                     188,237
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 279,903
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 4,169,697       $ 2,757,610

 Net increase in net assets resulting from operations                                     279,903           617,242

Capital shares transactions
   Net premiums                                                                           704,404           809,272
   Transfers of policy loans                                                                4,310           (19,351)
   Transfers of cost of insurance                                                        (315,525)         (270,925)
   Transfers of surrenders                                                               (161,483)          (54,837)
   Transfers of death benefits                                                            (11,947)          (11,311)
   Transfers of other terminations                                                        (46,273)          (13,029)
   Interfund and net transfers to general account                                        (858,629)          355,026
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (685,143)          794,845
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                 (405,240)        1,412,087
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 3,764,457       $ 4,169,697
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                54

Midland National Life Insurance Company
Separate Account A
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 1,394
     12,897 shares (cost $166,511)           $ 198,102       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             25,240

Liabilities                                          -                                                        1,394
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 223,342       Administrative expense                               6
                                         --------------
                                                             Mortality and expense risk                       1,238
                                                                                                     ---------------

                                                                                                              1,244
                                                                                                     ---------------

                                                          Net investment income                                 150

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  4,815
                                                           Net unrealized appreciation on
                                                            investments                                      31,321
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 36,286
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 92,288         $ 258,257

 Net increase in net assets resulting from operations                                      36,286            22,331

Capital shares transactions
   Net premiums                                                                            12,625            21,325
   Transfers of policy loans                                                                 (718)                -
   Transfers of cost of insurance                                                         (14,853)           (7,917)
   Transfers of surrenders                                                                (17,482)           (3,516)
   Transfers of death benefits                                                                  -            (1,822)
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                         115,196          (196,370)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                      94,768          (188,300)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                  131,054          (165,969)
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 223,342         $  92,288
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                55

Midland National Life Insurance Company
Separate Account A
Premier VIT NACM Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 341
     0 shares (cost $0)                            $ -       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          341
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                         $ -       Administrative expense                               6
                                         --------------
                                                             Mortality and expense risk                         884
                                                                                                     ---------------

                                                                                                                890
                                                                                                     ---------------

                                                          Net investment loss                                  (549)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 46,718
                                                           Net unrealized appreciation on
                                                            investments                                         337
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 46,506
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 314,436         $ 332,420

 Net increase in net assets resulting from operations                                      46,506            53,444

Capital shares transactions
   Net premiums                                                                            21,403            79,979
   Transfers of policy loans                                                                1,240             1,442
   Transfers of cost of insurance                                                          (5,604)          (14,091)
   Transfers of surrenders                                                                 (2,758)           (2,735)
   Transfers of death benefits                                                                  -            (3,639)
   Transfers of other terminations                                                              5              (793)
   Interfund and net transfers to general account                                        (375,228)         (131,591)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (360,942)          (71,428)
                                                                                    --------------   ---------------

 Total decrease in net assets                                                            (314,436)          (17,984)
                                                                                    --------------   ---------------

Net assets at end of year                                                                     $ -        $  314,436
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                56

Midland National Life Insurance Company
Separate Account A
ProFunds VP Japan
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     6,349 shares (cost $81,565)              $ 80,823       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 80,823       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         488
                                                                                                     ---------------

                                                                                                                488
                                                                                                     ---------------

                                                          Net investment loss                                  (488)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments                (5,550)
                                                           Net unrealized depreciation on
                                                            investments                                      (5,587)
                                                                                                     ---------------

                                                          Net decrease in net assets resulting from
                                                          operations                                      $ (11,625)
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 52,902          $ 61,897

 Net (decrease) increase in net assets resulting from operations                          (11,625)            3,637

Capital shares transactions
   Net premiums                                                                            24,817             7,578
   Transfers of policy loans                                                                   63                 -
   Transfers of cost of insurance                                                          (7,779)           (6,041)
   Transfers of surrenders                                                                 (2,939)           (1,305)
   Transfers of death benefits                                                                  -               (77)
   Transfers of other terminations                                                            (73)                -
   Interfund and net transfers to general account                                          25,457           (12,787)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                      39,546           (12,632)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                   27,921            (8,995)
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 80,823         $  52,902
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                57

Midland National Life Insurance Company
Separate Account A
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 5,903
     30,593 shares (cost $1,202,838)       $ 1,422,284       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             19,088

Liabilities                                          -                                                        5,903
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,441,372       Administrative expense                              56
                                         --------------
                                                             Mortality and expense risk                      10,762
                                                                                                     ---------------

                                                                                                             10,818
                                                                                                     ---------------

                                                          Net investment loss                                (4,915)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 37,898
                                                           Net unrealized appreciation on
                                                            investments                                     162,078
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 195,061
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,532,031         $ 943,914

 Net increase in net assets resulting from operations                                     195,061           171,481

Capital shares transactions
   Net premiums                                                                           281,172           246,319
   Transfers of policy loans                                                                5,088           (22,411)
   Transfers of cost of insurance                                                         (91,883)          (90,267)
   Transfers of surrenders                                                                (33,654)          (13,416)
   Transfers of death benefits                                                                  -               (93)
   Transfers of other terminations                                                         (5,125)          (20,665)
   Interfund and net transfers to general account                                        (441,318)          317,169
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (285,720)          416,636
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (90,659)          588,117
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,441,372       $ 1,532,031
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                58

Midland National Life Insurance Company
Separate Account A
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 328
     44,014 shares (cost $1,010,326)       $ 1,201,585       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             41,993

Liabilities                                          -                                                          328
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,243,578       Administrative expense                              14
                                         --------------
                                                             Mortality and expense risk                       4,291
                                                                                                     ---------------

                                                                                                              4,305
                                                                                                     ---------------

                                                          Net investment loss                                (3,977)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 32,420
                                                           Net unrealized appreciation on
                                                            investments                                     161,197
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 189,640
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 221,592         $ 158,936

 Net increase in net assets resulting from operations                                     189,640            63,204

Capital shares transactions
   Net premiums                                                                           111,201           100,616
   Transfers of policy loans                                                                1,018               668
   Transfers of cost of insurance                                                         (46,645)          (21,706)
   Transfers of surrenders                                                                (31,975)          (12,657)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                         (6,435)           (1,278)
   Interfund and net transfers to general account                                         805,182           (66,191)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                     832,346              (548)
                                                                                    --------------   ---------------

 Total increase in net assets                                                           1,021,986            62,656
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,243,578        $  221,592
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                59

Midland National Life Insurance Company
Separate Account A
ProFunds VP Ultra Mid-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     21,675 shares (cost $470,972)           $ 595,617       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             22,459

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 618,076       Administrative expense                              33
                                         --------------
                                                             Mortality and expense risk                       3,069
                                                                                                     ---------------

                                                                                                              3,102
                                                                                                     ---------------

                                                          Net investment loss                                (3,102)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 43,243
                                                           Net unrealized appreciation on
                                                            investments                                      95,647
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 135,788
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 172,244          $ 71,736

 Net increase in net assets resulting from operations                                     135,788            67,076

Capital shares transactions
   Net premiums                                                                            17,707            19,472
   Transfers of policy loans                                                                 (642)             (616)
   Transfers of cost of insurance                                                         (35,644)          (10,794)
   Transfers of surrenders                                                                (10,123)           (4,890)
   Transfers of death benefits                                                             (3,547)                -
   Transfers of other terminations                                                         (4,321)             (984)
   Interfund and net transfers to general account                                         346,614            31,244
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                310,044            33,432
                                                                                    --------------   ---------------

 Total increase in net assets                                                             445,832           100,508
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 618,076        $  172,244
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                60

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Balanced
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 13,912
     27,082 shares (cost $438,350)           $ 506,439       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       13,912
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 506,439       Administrative expense                              11
                                         --------------
                                                             Mortality and expense risk                       2,610
                                                                                                     ---------------

                                                                                                              2,621
                                                                                                     ---------------

                                                          Net investment income                              11,291

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  9,382
                                                           Net unrealized appreciation on
                                                            investments                                      27,145
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 47,818
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 408,802         $ 217,908

 Net increase in net assets resulting from operations                                      47,818            74,027

Capital shares transactions
   Net premiums                                                                            50,523            49,853
   Transfers of policy loans                                                                   79               712
   Transfers of cost of insurance                                                         (26,024)          (19,519)
   Transfers of surrenders                                                                (21,560)          (10,328)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                         (7,394)           (7,547)
   Interfund and net transfers to general account                                          54,195           103,696
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 49,819           116,867
                                                                                    --------------   ---------------

 Total increase in net assets                                                              97,637           190,894
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 506,439        $  408,802
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                61

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Bond Market Index
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 5,666
     15,932 shares (cost $189,082)           $ 192,136       Capital gains distributions                        275
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        5,941
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 192,136       Administrative expense                              21
                                         --------------
                                                             Mortality and expense risk                         915
                                                                                                     ---------------

                                                                                                                936
                                                                                                     ---------------

                                                          Net investment income                               5,005

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  1,762
                                                           Net unrealized appreciation on
                                                            investments                                         904
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 7,671
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 145,893         $ 402,638

 Net increase in net assets resulting from operations                                       7,671             7,015

Capital shares transactions
   Net premiums                                                                            55,371           211,611
   Transfers of policy loans                                                                 (238)            1,245
   Transfers of cost of insurance                                                         (14,338)          (26,597)
   Transfers of surrenders                                                                 (3,441)           (4,166)
   Transfers of death benefits                                                                  -              (108)
   Transfers of other terminations                                                              -            (1,002)
   Interfund and net transfers to general account                                           1,218          (444,743)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                      38,572          (263,760)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                   46,243          (256,745)
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 192,136        $  145,893
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                62

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds High Yield Bond
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 13,401
     32,867 shares (cost $229,242)           $ 255,705       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account              8,069

Liabilities                                          -                                                       13,401
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 263,774       Administrative expense                              32
                                         --------------
                                                             Mortality and expense risk                       1,461
                                                                                                     ---------------

                                                                                                              1,493
                                                                                                     ---------------

                                                          Net investment income                              11,908

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 11,505
                                                           Net unrealized appreciation on
                                                            investments                                         918
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 24,331
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 233,944          $ 10,268

 Net increase in net assets resulting from operations                                      24,331            38,396

Capital shares transactions
   Net premiums                                                                            33,041            27,862
   Transfers of policy loans                                                                  569              (137)
   Transfers of cost of insurance                                                         (17,521)          (17,862)
   Transfers of surrenders                                                                      -            (5,132)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                            (37)              (42)
   Interfund and net transfers to general account                                         (10,553)          180,591
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                  5,499           185,280
                                                                                    --------------   ---------------

 Total increase in net assets                                                              29,830           223,676
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 263,774        $  233,944
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                63

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds International
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 58,704
     405,005 shares (cost $5,913,061)      $ 7,407,542       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            201,803

Liabilities                                          -                                                       58,704
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 7,609,345       Administrative expense                             248
                                         --------------
                                                             Mortality and expense risk                      33,569
                                                                                                     ---------------

                                                                                                             33,817
                                                                                                     ---------------

                                                          Net investment income                              24,887

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                229,515
                                                           Net unrealized appreciation on
                                                            investments                                     771,760
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,026,162
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 3,339,477       $ 1,252,399

 Net increase in net assets resulting from operations                                   1,026,162           845,941

Capital shares transactions
   Net premiums                                                                           724,094           748,739
   Transfers of policy loans                                                               (9,362)          (25,830)
   Transfers of cost of insurance                                                        (338,628)         (179,585)
   Transfers of surrenders                                                               (184,380)          (43,535)
   Transfers of death benefits                                                             (9,324)          (11,728)
   Transfers of other terminations                                                        (45,109)          (47,566)
   Interfund and net transfers to general account                                       3,106,415           800,642
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                              3,243,706         1,241,137
                                                                                    --------------   ---------------

 Total increase in net assets                                                           4,269,868         2,087,078
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 7,609,345       $ 3,339,477
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                64

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Mid-Cap Index
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 22,335
     355,278 shares (cost $4,106,186)      $ 5,304,302       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            166,619

Liabilities                                          -                                                       22,335
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 5,470,921       Administrative expense                             155
                                         --------------
                                                             Mortality and expense risk                      22,253
                                                                                                     ---------------

                                                                                                             22,408
                                                                                                     ---------------

                                                          Net investment loss                                   (73)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                205,424
                                                           Net unrealized appreciation on
                                                            investments                                     775,352
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 980,703
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,933,730         $ 786,714

 Net increase in net assets resulting from operations                                     980,703           508,291

Capital shares transactions
   Net premiums                                                                           488,121           405,844
   Transfers of policy loans                                                                6,143              (969)
   Transfers of cost of insurance                                                        (235,344)         (112,903)
   Transfers of surrenders                                                                (84,219)          (25,045)
   Transfers of death benefits                                                             (7,489)           (8,365)
   Transfers of other terminations                                                        (36,123)           (4,329)
   Interfund and net transfers to general account                                       2,425,399           384,492
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                              2,556,488           638,725
                                                                                    --------------   ---------------

 Total increase in net assets                                                           3,537,191         1,147,016
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 5,470,921       $ 1,933,730
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                65

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds REIT Index
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 19,349
     106,546 shares (cost $920,465)        $ 1,102,752       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             32,558

Liabilities                                          -                                                       19,349
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,135,310       Administrative expense                              25
                                         --------------
                                                             Mortality and expense risk                       6,376
                                                                                                     ---------------

                                                                                                              6,401
                                                                                                     ---------------

                                                          Net investment income                              12,948

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                134,185
                                                           Net unrealized appreciation on
                                                            investments                                      52,593
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 199,726
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 416,328         $ 115,341

 Net increase in net assets resulting from operations                                     199,726           113,411

Capital shares transactions
   Net premiums                                                                           121,957           101,937
   Transfers of policy loans                                                              150,509            (6,083)
   Transfers of cost of insurance                                                         (47,971)          (23,092)
   Transfers of surrenders                                                                (35,228)           (4,993)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                           (788)             (521)
   Interfund and net transfers to general account                                         330,777           120,328
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                519,256           187,576
                                                                                    --------------   ---------------

 Total increase in net assets                                                             718,982           300,987
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,135,310        $  416,328
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                66

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Small Company Growth
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 8,501
     224,348 shares (cost $2,853,023)      $ 3,966,467       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             77,979

Liabilities                                          -                                                        8,501
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 4,044,446       Administrative expense                             121
                                         --------------
                                                             Mortality and expense risk                      19,279
                                                                                                     ---------------

                                                                                                             19,400
                                                                                                     ---------------

                                                          Net investment loss                               (10,899)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                164,183
                                                           Net unrealized appreciation on
                                                            investments                                     710,018
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 863,302
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,176,091         $ 946,871

 Net increase in net assets resulting from operations                                     863,302           548,350

Capital shares transactions
   Net premiums                                                                           437,305           439,502
   Transfers of policy loans                                                                5,089              (852)
   Transfers of cost of insurance                                                        (197,010)         (125,348)
   Transfers of surrenders                                                                (55,281)          (21,294)
   Transfers of death benefits                                                             (7,487)           (8,010)
   Transfers of other terminations                                                        (22,946)           (5,478)
   Interfund and net transfers to general account                                         845,383           402,350
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                              1,005,053           680,870
                                                                                    --------------   ---------------

 Total increase in net assets                                                           1,868,355         1,229,220
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 4,044,446       $ 2,176,091
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                67

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Short Term Investment Grade
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 19,671
     76,803 shares (cost $808,374)           $ 842,532       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       19,671
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 842,532       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                       5,254
                                                                                                     ---------------

                                                                                                              5,254
                                                                                                     ---------------

                                                          Net investment income                              14,417

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 26,959
                                                           Net unrealized depreciation on
                                                            investments                                      (6,762)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 34,614
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 670,277           $ 9,432

 Net increase in net assets resulting from operations                                      34,614            59,635

Capital shares transactions
   Net premiums                                                                            95,927            56,636
   Transfers of policy loans                                                               (1,542)           (6,391)
   Transfers of cost of insurance                                                         (40,713)          (31,436)
   Transfers of surrenders                                                                (38,678)          (35,858)
   Transfers of death benefits                                                                  -              (102)
   Transfers of other terminations                                                         (1,900)             (391)
   Interfund and net transfers to general account                                         124,547           618,752
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                137,641           601,210
                                                                                    --------------   ---------------

 Total increase in net assets                                                             172,255           660,845
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 842,532        $  670,277
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                68

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Stock Market Index
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 7,813
     15,082 shares (cost $302,431)           $ 368,603       Capital gains distributions                      9,250
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       17,063
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 368,603       Administrative expense                             141
                                         --------------
                                                             Mortality and expense risk                       2,589
                                                                                                     ---------------

                                                                                                              2,730
                                                                                                     ---------------

                                                          Net investment income                              14,333

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 49,600
                                                           Net unrealized depreciation on
                                                            investments                                     (15,346)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 48,587
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 412,374          $ 78,662

 Net increase in net assets resulting from operations                                      48,587            99,268

Capital shares transactions
   Net premiums                                                                            41,189            43,610
   Transfers of policy loans                                                                2,034            (4,002)
   Transfers of cost of insurance                                                         (38,379)          (38,713)
   Transfers of surrenders                                                                    (77)           (6,534)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                         (2,748)             (482)
   Interfund and net transfers to general account                                         (94,377)          240,565
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (92,358)          234,444
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (43,771)          333,712
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 368,603        $  412,374
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                69

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
----------------------------------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account A ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National
        Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws.  The assets and liabilities of the Separate
        Account are clearly identified and distinguished from the other assets and liabilities of the Company.  The Separate Account is used to fund variable universal life insurance policies of the Company.  The Separate Account consists of twelve insurance products, each with different characteristics.  The dates in which products were introduced result in different product groups.  Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable
        Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products
        Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF
        III"), American Century Variable Portfolios, Inc. ("ACVP"), MFS Variable
        Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger Fund
        ("FAM"), Invesco Variable Insurance Funds ("INV"), Van Eck Worldwide
        Insurance Trust ("Van Eck"), PIMCO Variable Insurance Trust ("PIMCO"),
        Goldman Sachs Variable Insurance Trust ("Goldman"), Neuberger Berman
        Advisors Management Trust ("Neuberger"), Premier VIT ("Premier"), ProFunds
        VP ("PF") and Vanguard Variable Insurance Funds ("Vanguard"), (collectively
        "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.  All portfolios have been in existence for more than two years.

        Effective July 17, 2009, the PIMCO Stocks Plus Growth and Income Fund was
        liquidated.  The plan of liquidation and dissolution was approved by the
        Board of Trustees of the PIMCO Variable Insurance Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective November 20, 2009, the PIMCO Small Cap Stocks Plus Total Return
        Fund was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of the PIMCO Variable Insurance Trust.  All
        policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 8, 2009, the Van Eck Worldwide Real Estate Fund was
        liquidated.  The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective January 6, 2010, the Goldman Growth & Income Fund was renamed the
        Goldman Large Cap Value Fund.

        Effective April 16, 2010, the Premier VIT NACM Small Cap Fund was
        liquidated.  The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity
        VIPF Money Market Portfolio.

        Effective May 1, 2010, several funds had name changes.  The LAC American
        Value Portfolio was renamed the LAC Capital Structure Portfolio, the LAC
        International Portfolio was renamed the LAC International Opportunities
        Portfolio, and the Van Eck Worldwide Hard Assets Fund was renamed the Van
        Eck Global Hard Assets Fund.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds and the Alger American Funds were renamed the Alger Funds.

        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account.  Investment transactions are recorded on the trade date (the date the order to buy or sell is executed).  Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value.
        Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument.
        Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds.  As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets.  Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes.  Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument.  These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments.  The Company does not hold any Level 3 securities in the
        Separate Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2010, the Company's investments were classified as follows:

                                Quoted prices      Significant
                                  in active           other        Significant
                                 markets for       observable     unobservable
                               identical assets      inputs          inputs
                                  (Level 1)         (Level 2)       (Level 3)          Total

Assets
Separate account assets           $ 479,963,204               -               -     $ 479,963,204
                               -----------------  --------------  --------------  ----------------

        It is the Company's policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels for the year ended December 31, 2010.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments.  Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        As of December 31, 2010, the Company's liabilities for several fund portfolios exceeded the assets held in those portfolios by the Company.  As a result, the Separate Account recorded Receivables from the Company in the financial statements for the impacted funds.  The receivables totaled
        $2,437,066 and were settled in early January 2011.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company.  Under the provisions of the policies, the
        Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge is currently being made against the Separate Account for such tax since, under current law, the
        Company pays no tax on investment income and capital gains reflected in variable life policy reserves.  However, the Company retains the right to charge for any federal income tax incurred which is attributable to the
        Separate Account if the law is changed.  Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

        Subsequent Events
        Effective May 2, 2011, the INV Financial Services Fund will be renamed the
        INV Dividend Growth Fund.

2.      Expenses and Related Party Transactions

        The Company is compensated for certain expenses as described below.  The rates of each applicable charge are described in the Separate Account's prospectus.

        o   A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the
            Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o   A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o   A transfer charge is imposed on each transfer between portfolios of the
            Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        o   A sales and premium tax charge is deducted from each premium payment made prior to deposit into the Separate Account. Total deductions from gross contract premiums received by the Company were $3,283,360 and
            $3,677,967 in 2010 and 2009, respectively.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2010 and 2009, were as follows:

                                                          2010                           2009
                                            ------------------------------ ------------------------------
Portfolio                                     Purchases        Sales         Purchases         Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                     $14,348,227     $15,243,258    $23,603,175     $25,155,519
   High Income Portfolio                        1,688,965       3,608,039      4,618,748       2,857,555
   Equity-Income Portfolio                      1,778,222       3,653,108      6,068,668       7,615,046
   Growth Portfolio                            40,206,453      43,163,817     13,888,173      12,547,263
   Overseas Portfolio                           8,974,744      11,151,743     21,278,893      20,853,956
   Mid Cap Portfolio                           10,259,146      11,896,275     11,417,584      12,137,604
   Freedom Income Portfolio                        72,061          20,808         19,261           2,001
   Freedom 2010 Portfolio                          11,493          51,717         47,226           4,805
   Freedom 2015 Portfolio                          21,791             442            293             262
   Freedom 2020 Portfolio                          44,649          14,658         34,433          15,999
   Freedom 2025 Portfolio                          21,975           7,463          2,865           1,382
   Freedom 2030 Portfolio                          31,256          10,681         76,338          40,822
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                      1,672,813       2,450,371      1,590,495       2,031,341
   Investment Grade Bond Portfolio              4,260,830       4,651,967      5,568,201       4,920,357
   Index 500 Portfolio                         14,504,946      17,075,453     19,113,449      19,441,389
   Contrafund Portfolio                         5,356,231       9,237,777     13,645,010      15,905,961
   Asset Manager: Growth Portfolio              1,073,103       1,587,834      1,273,758       1,571,748
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                           1,449,326       2,041,409      1,251,052       1,338,424
   Growth & Income Portfolio                    1,501,054       2,216,601      3,134,835       3,443,596
   Growth Opportunities Portfolio               1,112,413       1,704,426      3,061,101       3,357,734
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                  861,939       1,028,401        741,399       1,023,563
   Capital Appreciation Fund                   18,541,361      16,540,135      5,677,912       6,092,608
   International Fund                           2,742,934       5,029,353      5,955,698       6,624,274
   Value Fund                                   8,490,511       3,230,133      7,692,445       7,117,502
   Income & Growth Fund                           915,330       1,035,787      1,073,821       1,165,469
MFS Variable Insurance Trust
   Growth Series                                5,343,525       8,078,611     13,529,484      10,625,921
   Investors Trust Series                         920,155       1,183,942        629,743         690,166
   New Discovery Series                        13,193,563      10,657,624     13,887,253      17,078,747
   Research Series                                980,314       1,464,054      1,289,231       1,695,627
   Total Return Series                             98,924          31,683        100,618          65,480
   Utilities Series                             1,470,033       1,461,646      1,612,235         777,513
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                  2,102,968       2,842,112      2,814,522       3,257,073
   Mid-Cap Value Portfolio                      1,645,796       3,477,981      3,696,936       4,818,359
   International Opportunities Portfolio        1,454,274       1,895,239      1,728,006       1,664,832
   Capital Structure Portfolio                     50,066          65,719         55,766          28,184
Alger Fund
   Large Cap Growth Portfolio                   1,895,020       3,964,501      4,034,816       4,383,636
   Mid Cap Growth Portfolio                     1,489,781       2,211,150      2,606,652       3,090,185
   Capital Appreciation Portfolio               2,823,667       3,484,339      2,732,424       3,370,770
   Small Cap Growth Portfolio                   1,398,372       2,103,367      1,265,068       1,683,435
Invesco Variable Insurance Funds
   Financial Services Fund                        304,219         361,258        947,534         740,696
   Global Health Care Fund                        445,501         385,218        642,970         852,315
   International Growth Fund                    1,923,338       1,764,576      2,145,965       1,529,856
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                      4,949,940       4,943,903      6,179,670       4,480,964
   Worldwide Real Estate Fund                           -               -        741,667       1,876,873
PIMCO Variable Insurance Trust
   Total Return Portfolio                      24,335,948      27,038,432     24,616,940      20,110,563
   Low Duration Portfolio                         166,898         173,548        399,861         219,043
   High Yield Portfolio                        12,273,152      12,179,238      9,510,391       9,075,461
   Real Return Portfolio                        2,927,083       2,975,205      2,534,636       1,900,798
   Stocks Plus Growth and Income                        -               -          1,495           2,818
   SmallCap Stocks Plus Total Return                    -               -         53,042          65,307
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund             1,064,533       1,517,676      1,259,620       1,058,874
   Large Cap Value Fund                         1,696,722       2,426,600      2,169,250       1,334,974
Neuberger Berman Advisors
 Management Trust
   Regency Portfolio                              489,983         420,304         60,855         247,904

Premier VIT
   NACM Small Cap Portfolio                        47,450         408,942        244,739         319,272
Profunds VP
   Japan                                          243,013         203,956        103,642         116,362
   Oil & Gas                                    1,106,109       1,415,832      1,496,265         939,749
   Small-Cap                                    1,693,430         907,054        418,951         420,756
   Ultra Mid-Cap                                1,168,135         883,651        326,821         294,324
Vanguard Variable Insurance Funds
   Balanced                                       146,516          85,405        193,362          65,572
   Total Bond Market Index                        128,841          85,264        467,878         715,394
   High Yield Bond                                180,865         171,527        324,774         131,522
   International                                5,403,689       2,336,898      2,600,307       1,306,850
   Mid-Cap Index                                4,443,379       2,053,583      1,255,900         559,759
   REIT Index                                   1,498,185         998,539        349,834         147,164
   Small Company Growth                         2,262,837       1,346,662      1,473,626         790,400
   Short Term Investment Grade                    599,161         447,104        915,096         303,909
   Total Stock Market Index                       241,587         319,613        578,803         321,092
                                            -------------- --------------- --------------  --------------
                                             $244,548,745    $265,423,612   $262,831,481    $258,424,679
                                            -------------- --------------- --------------  --------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2010 and 2009, were as follows:

                                                            2010                                       2009
                                         -----------------------------------------  ------------------------------------------
                                                                      Net Increase/                              Net Increase/
Portfolio                                  Purchases       Sales       (Decrease)     Purchases       Sales        (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                   1,420,182     1,464,573       (44,391)     1,563,353     1,670,936       (107,583)
   High Income Portfolio                      139,864       298,799      (158,935)       322,423       193,756        128,667
   Equity-Income Portfolio                    222,380       311,263       (88,883)       304,732       406,669       (101,937)
   Growth Portfolio                         3,976,593     4,015,309       (38,716)     1,403,119       932,416        470,703
   Overseas Portfolio                         967,631     1,069,887      (102,256)     1,751,974     1,721,286         30,688
   Mid Cap Portfolio                          798,632       779,972        18,660        766,412       764,291          2,121
   Freedom Income Portfolio                     6,691         2,201         4,490          1,980           228          1,752
   Freedom 2010 Portfolio                       1,357         5,667        (4,310)         5,843           685          5,158
   Freedom 2015 Portfolio                       2,298            44         2,254         16,567        16,563              4
   Freedom 2020 Portfolio                       5,499         2,284         3,215          3,002           657          2,345
   Freedom 2025 Portfolio                       3,379         1,733         1,646          1,082           877            205
   Freedom 2030 Portfolio                       4,316         2,248         2,068         10,118         5,137          4,981
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                     60,881        86,158       (25,277)        72,173        98,241        (26,068)
   Investment Grade Bond Portfolio            226,540       257,762       (31,222)       238,842       243,371         (4,529)
   Index 500 Portfolio                      1,597,609     1,734,052      (136,443)     1,431,349     1,282,383        148,966
   Contrafund Portfolio                       790,049       777,851        12,198        766,741       699,151         67,590
   Asset Manager: Growth Portfolio             74,284        89,525       (15,241)        80,756        97,307        (16,551)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                          75,550        99,142       (23,592)        80,124        83,067         (2,943)
   Growth & Income Portfolio                  194,225       213,349       (19,124)       237,028       212,316         24,712
   Growth Opportunities Portfolio             235,628       278,093       (42,465)       330,536       289,754         40,782
American Century Variable
 Portfolios, Inc.
   Balanced Fund                               45,675        51,542        (5,867)        40,725        67,361        (26,636)
   Capital Appreciation Fund                1,028,160       821,273       206,887        245,126       251,731         (6,605)
   International Fund                         493,477       585,979       (92,502)       510,293       501,099          9,194
   Value Fund                                 658,228       324,133       334,095        418,927       403,923         15,004
   Income & Growth Fund                        63,427        65,660        (2,233)        64,343        63,868            475
MFS Variable Insurance Trust
   Growth Series                              795,373       873,695       (78,322)     1,412,342       964,663        447,679
   Investors Trust Series                      36,662        47,637       (10,975)        37,806        38,440           (634)
   New Discovery Series                       949,749       784,986       164,763        948,463     1,051,925       (103,462)
   Research Series                            102,996       127,804       (24,808)       102,579       128,566        (25,987)
   Total Return Series                         17,827        10,669         7,158         13,465         8,481          4,984
   Utilities Series                           152,134       152,455          (321)       218,013       110,338        107,675
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                187,905       205,721       (17,816)       209,900       232,467        (22,567)
   Mid-Cap Value Portfolio                    184,340       233,944       (49,604)       211,691       276,215        (64,524)
   International Opportunities Portfolio      151,512       180,754       (29,242)       178,670       179,705         (1,035)
   Capital Structure Portfolio                  7,301         9,433        (2,132)         7,293         3,580          3,713
Alger Fund
   Large Cap Growth Portfolio                 382,565       657,170      (274,605)       609,099       653,045        (43,946)
   Mid Cap Growth Portfolio                   197,229       251,542       (54,313)       323,048       380,623        (57,575)
   Capital Appreciation Portfolio             398,252       480,204       (81,952)       386,686       470,463        (83,777)
   Small Cap Growth Portfolio                 105,028       178,098       (73,070)       181,519       234,711        (53,192)
Invesco Variable Insurance Funds
   Financial Services Fund                     69,285        79,529       (10,244)       136,417       131,138          5,279
   Global Health Care Fund                     52,931        45,341         7,590         55,536        75,802        (20,266)
   International Growth Fund                  316,787       296,000        20,787        279,414       199,269         80,145
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                    337,928       233,026       104,902        286,871       173,756        113,115
   Worldwide Real Estate Fund                       -             -             -        113,222       284,048       (170,826)
PIMCO Variable Insurance Trust
   Total Return Portfolio                   2,170,613     2,339,229      (168,616)     1,647,379     1,496,351        151,028
   Low Duration Portfolio                      10,747        13,724        (2,977)        18,153        14,456          3,697
   High Yield Portfolio                     1,146,540     1,133,975        12,565        728,107       688,924         39,183
   Real Return Portfolio                      131,543       140,115        (8,572)       154,904       131,445         23,459
   Stocks Plus Growth and Income                    -             -             -              -             -              -
   SmallCap Stocks Plus Total Return                -             -             -          9,578        11,220         (1,642)
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund           152,723       214,637       (61,914)       197,008       161,580         35,428
   Large Cap Value Fund                       288,857       399,228      (110,371)       309,047       180,948        128,099
Neuberger Berman Advisors Management Trust
   Regency Portfolio                           24,894        14,292        10,602          4,686        39,354        (34,668)
Premier VIT
   NACM Small Cap Portfolio                     6,620        52,147       (45,527)        43,438        52,890         (9,452)
Profunds VP
   Japan                                       50,446        44,335         6,111         40,134        42,940         (2,806)
   Oil & Gas                                  115,625       139,432       (23,807)       189,288       140,089         49,199
   Small-Cap                                  164,034        54,395       109,639         67,415        64,647          2,768
   Ultra Mid-Cap                              238,952       186,357        52,595         82,801        71,115         11,686
Vanguard Variable Insurance Funds
   Balanced                                    16,087        10,804         5,283         22,277         7,180         15,097
   Total Bond Market Index                     13,353        10,169         3,184         42,967        68,480        (25,513)
   High Yield Bond                             12,898        12,641           257         34,831        14,014         20,817
   International                              700,355       281,595       418,760        371,884       170,988        200,896
   Mid-Cap Index                              477,235       177,547       299,688        172,032        69,398        102,634
   REIT Index                                 138,055        74,863        63,192         55,089        19,286         35,803
   Small Company Growth                       261,835       162,855        98,980        166,926        72,828         94,098
   Short Term Investment Grade                 71,458        58,901        12,557         83,183        21,793         61,390
   Total Stock Market Index                    28,650        40,279       (11,629)        84,581        46,708         37,873
                                         ------------- -------------  ------------  ------------- -------------  -------------
                                           23,759,879    23,748,027        11,852     20,905,310    19,190,942      1,714,368
                                         ------------- -------------  ------------  ------------- -------------  -------------

5.      Financial Highlights

        The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                December 31                                  Year Ended December 31
                                  ------------------------------------------  ------------------------------------------------
                                                Unit Fair Value               Investment   Expense Ratio      Total Return
                                                  Lowest to                    Income        Lowest to         Lowest to
                                     Units         Highest      Net Assets     Ratio*        Highest**         Highest***
                                  ------------  -------------- -------------  ----------  ---------------- -------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2010                          720,297   $10.25 to 20.39  $9,776,381       0.23%   0.50% to 1.40%    -1.20% to 0.18%
        2009                          764,688   10.23 to 20.58  $10,671,412       0.79%   0.50% to 1.40%    -0.63% to 0.73%
        2008                          872,271   10.16 to 20.66  $12,223,756       3.23%   0.50% to 1.40%     1.56% to 2.55%
        2007                          611,309   10.90 to 20.27   $8,561,964       4.56%   0.50% to 1.40%     3.81% to 4.66%
        2006                          638,379   10.51 to 19.49   $8,578,456       4.73%   0.50% to 1.40%     3.45% to 4.34%

    High Income Portfolio
        2010                          408,335   12.05 to 36.24   $6,812,291       8.94%   0.50% to 1.40%    12.25% to 13.82%
        2009                          567,270   10.59 to 32.19   $8,222,313       9.08%   0.50% to 1.40%    42.02% to 44.03%
        2008                          438,603   7.35 to 22.61    $4,685,116       9.38%   0.50% to 1.40%   -26.05% to -25.40%
        2007                          447,890   11.14 to 30.48   $6,608,023       8.43%   0.50% to 1.40%     1.42% to 2.30%
        2006                          441,747   10.89 to 29.98   $6,529,175       7.88%   0.50% to 1.40%    9.72% to 10.67%

    Equity-Income Portfolio
        2010                        1,028,889   8.50 to 54.52   $18,882,001       1.84%   0.50% to 1.40%    13.56% to 15.15%
        2009                        1,117,772   7.40 to 47.88   $18,521,629       2.14%   0.50% to 1.40%    28.39% to 30.16%
        2008                        1,219,709   6.00 to 37.18   $16,111,614       2.48%   0.50% to 1.40%   -43.43% to -42.94%
        2007                        1,281,663   13.54 to 65.55  $32,008,838       1.83%   0.50% to 1.40%     0.15% to 1.05%
        2006                        1,360,907   13.53 to 65.29  $34,589,744       3.26%   0.50% to 1.40%    18.52% to 19.57%

    Growth Portfolio
        2010                        2,832,137   8.04 to 56.94   $37,826,693       0.37%   0.50% to 1.40%    22.46% to 24.17%
        2009                        2,870,853   6.51 to 46.37   $33,957,851       0.44%   0.50% to 1.40%    26.57% to 28.34%
        2008                        2,400,150   5.10 to 36.54   $25,918,250       0.82%   0.50% to 1.40%   -47.94% to -47.42%
        2007                        2,360,643   9.70 to 69.94   $55,020,668       0.82%   0.50% to 1.40%    25.26% to 26.30%
        2006                        2,400,612   7.68 to 55.70   $47,125,015       0.39%   0.50% to 1.40%     5.41% to 6.31%

    Overseas Portfolio
        2010                          859,145   7.89 to 33.21   $12,560,848       1.40%   0.50% to 1.40%    11.55% to 13.11%
        2009                          961,401   7.00 to 29.69   $13,269,182       2.13%   0.50% to 1.40%    24.81% to 26.48%
        2008                          930,713   5.75 to 23.72   $10,762,909       2.71%   0.50% to 1.40%   -44.60% to -44.05%
        2007                          943,109   13.12 to 42.68  $20,501,977       3.38%   0.50% to 1.40%    15.75% to 16.73%
        2006                          904,979   11.24 to 36.79  $17,527,874       0.81%   0.50% to 1.40%    16.41% to 17.45%

    Mid Cap Portfolio
        2010                        1,079,193   10.89 to 24.58  $23,289,689       0.40%   0.50% to 1.40%    27.06% to 28.83%
        2009                        1,060,533   8.47 to 19.29   $19,183,312       0.69%   0.50% to 1.40%    38.19% to 40.07%
        2008                        1,058,412   6.19 to 13.93   $13,975,665       0.47%   0.50% to 1.40%   -47.94% to -47.42%
        2007                        1,144,880   17.99 to 23.25  $25,085,489       0.93%   0.50% to 1.40%    14.08% to 15.00%
        2006                        1,136,423   15.77 to 20.34  $21,746,629       0.35%   0.50% to 1.40%    11.13% to 12.19%

    Freedom Income Portolio
        2010                            8,582   10.66 to 11.05      $94,023       3.08%   0.50% to 1.40%     6.01% to 7.49%
        2009                            4,092   10.06 to 10.28      $41,480       7.54%   0.50% to 1.40%    13.36% to 14.90%
        2008                            2,340   8.87 to 8.95        $20,820       0.00%   0.50% to 1.40%          n/a

    Freedom 2010 Portolio
        2010                              848   10.29 to 10.67       $8,850     4.03%     0.50% to 1.40%    11.39% to 12.95%
        2009                            5,158   9.23 to 9.44        $48,016      n/a      0.50% to 1.40%    22.48% to 24.27%
        2008                                -   7.54 to 7.60             $0      n/a      0.50% to 1.40%          n/a

    Freedom 2015 Portolio
        2010                            2,275   10.15 to 10.52      $23,379       4.09%   0.50% to 1.40%    11.53% to 13.09%
        2009                               21   9.08 to 9.30           $192       4.61%   0.50% to 1.40%    23.60% to 25.21%
        2008                               17   7.36 to 7.43           $129       7.32%   0.50% to 1.40%          n/a

    Freedom 2020 Portolio
        2010                            6,054   9.83 to 10.19       $60,917       3.91%   0.50% to 1.40%    12.91% to 14.49%
        2009                            2,839   8.64 to 8.90        $25,141       5.33%   0.50% to 1.40%    27.28% to 29.03%
        2008                              494   6.84 to 6.90         $3,412       6.40%   0.50% to 1.40%          n/a

    Freedom 2025 Portolio
        2010                            2,233   9.81 to 10.18       $22,273       3.56%   0.50% to 1.40%    14.19% to 15.79%
        2009                              587   8.51 to 8.79         $5,088       3.92%   0.50% to 1.40%    28.26% to 30.01%
        2008                              382   6.70 to 6.76         $2,567       6.76%   0.50% to 1.40%          n/a

    Freedom 2030 Portolio
        2010                           12,687   9.39 to 9.78       $122,196       2.88%   0.50% to 1.40%    14.48% to 16.08%
        2009                           10,619   8.11 to 8.42        $88,558       2.79%   0.50% to 1.40%    29.88% to 31.58%
        2008                            5,638   6.34 to 6.40        $35,917       6.26%   0.50% to 1.40%          n/a

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2010                          267,072   10.26 to 38.56   $6,070,088       1.77%   0.50% to 1.40%    12.69% to 14.26%
        2009                          292,349   8.98 to 34.12    $6,012,210       2.31%   0.50% to 1.40%    27.40% to 29.15%
        2008                          318,417   6.95 to 26.72    $5,177,690       2.69%   0.50% to 1.40%   -29.73% to -29.01%
        2007                          336,568   12.78 to 37.91   $8,164,214       6.07%   0.50% to 1.40%    13.90% to 14.89%
        2006                          373,211   11.22 to 33.19   $7,998,925       2.68%   0.50% to 1.40%     5.85% to 6.82%

    Investment Grade Bond Portfolio
        2010                          637,032   11.95 to 29.60  $12,144,534       3.75%   0.50% to 1.40%     6.32% to 7.80%
        2009                          668,254   11.11 to 27.76  $12,176,825       8.80%   0.50% to 1.40%    14.18% to 15.73%
        2008                          672,783   9.61 to 24.26   $10,967,654       4.32%   0.50% to 1.40%    -4.62% to -3.77%
        2007                          607,181   11.04 to 25.35  $10,502,350       4.11%   0.50% to 1.40%     2.89% to 3.85%
        2006                          582,393   10.73 to 24.57   $9,801,407       3.96%   0.50% to 1.40%     2.98% to 3.79%

    Index 500 Portfolio
        2010                        3,811,079   9.09 to 32.00   $49,052,799       2.03%   0.50% to 1.40%    13.44% to 15.02%
        2009                        3,947,522   7.93 to 28.13   $46,832,407       2.44%   0.50% to 1.40%    24.80% to 26.64%
        2008                        3,798,556   6.58 to 22.47   $39,209,782       2.27%   0.50% to 1.40%   -37.84% to -37.34%
        2007                        3,626,120   10.82 to 36.06  $64,296,635       3.66%   0.50% to 1.40%     3.83% to 4.95%
        2006                        3,535,542   10.31 to 34.58  $61,924,179       1.63%   0.50% to 1.40%    14.17% to 15.13%

    Contrafund Portfolio
        2010                        2,287,816   9.15 to 37.85   $41,857,031       1.29%   0.50% to 1.40%    15.60% to 17.22%
        2009                        2,275,618   7.83 to 32.65   $39,962,919       1.34%   0.50% to 1.40%    33.87% to 35.68%
        2008                        2,208,028   6.08 to 24.33   $32,023,672       1.01%   0.50% to 1.40%   -43.34% to -42.80%
        2007                        2,151,568   16.26 to 42.79  $59,938,983       0.96%   0.50% to 1.40%    16.03% to 16.98%
        2006                        2,105,016   13.90 to 36.80  $52,594,822       1.29%   0.50% to 1.40%    10.17% to 11.17%

    Asset Manager: Growth Portfolio
        2010                          270,862   9.67 to 23.24    $3,689,322       1.24%   0.50% to 1.40%    14.74% to 16.34%
        2009                          286,103   8.31 to 20.20    $3,544,365       1.50%   0.50% to 1.40%    31.05% to 32.98%
        2008                          302,654   6.25 to 15.37    $2,993,258       1.98%   0.50% to 1.40%   -36.69% to -36.15%
        2007                          308,124   11.37 to 24.21   $5,291,927       4.22%   0.50% to 1.40%    16.12% to 18.31%
        2006                          318,104   9.61 to 20.57    $4,818,192       2.02%   0.50% to 1.40%     5.86% to 6.64%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2010                          272,614   10.74 to 18.17   $4,408,027       1.85%   0.50% to 1.40%    16.44% to 18.07%
        2009                          296,206   9.12 to 15.56    $4,224,742       1.87%   0.50% to 1.40%    36.73% to 38.63%
        2008                          299,149   6.69 to 11.35    $3,200,918       1.85%   0.50% to 1.40%   -34.90% to -34.29%
        2007                          299,672   12.95 to 17.38   $5,041,173       3.38%   0.50% to 1.40%     7.56% to 8.46%
        2006                          302,179   12.04 to 16.12   $4,752,048       1.95%   0.50% to 1.40%    10.02% to 11.17%

    Growth & Income Portfolio
        2010                          583,490   8.51 to 16.96    $7,268,300       0.73%   0.50% to 1.40%    13.29% to 14.87%
        2009                          602,614   7.42 to 14.93    $7,092,988       1.07%   0.50% to 1.40%    25.39% to 27.30%
        2008                          577,902   6.14 to 11.87    $5,926,268       1.23%   0.50% to 1.40%   -42.46% to -41.98%
        2007                          581,880   12.60 to 20.58  $11,350,680       1.88%   0.50% to 1.40%    10.58% to 11.50%
        2006                          569,906   11.30 to 18.56  $10,184,116       0.82%   0.50% to 1.40%    11.62% to 12.66%

    Growth Opportunities Portfolio
        2010                          770,122   8.20 to 12.27    $6,883,229       0.23%   0.50% to 1.40%    22.03% to 23.74%
        2009                          812,587   6.64 to 10.03    $6,139,897       0.47%   0.50% to 1.40%    43.94% to 45.74%
        2008                          771,805   4.70 to 6.95     $4,465,907       0.43%   0.50% to 1.40%   -55.68% to -55.20%
        2007                          736,093   10.49 to 15.63  $10,781,475       0.00%   0.50% to 1.40%    21.18% to 22.55%
        2006                          751,812   8.56 to 12.83    $9,343,810       0.68%   0.50% to 1.40%     4.30% to 4.91%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2010                          166,610   10.23 to 17.43   $2,625,017       1.82%   0.50% to 1.40%    10.10% to 11.36%
        2009                          172,477   9.19 to 15.76    $2,560,358       5.19%   0.50% to 1.40%    13.86% to 15.42%
        2008                          199,113   8.09 to 13.80    $2,644,260       2.64%   0.50% to 1.40%   -21.39% to -20.68%
        2007                          211,556   12.48 to 17.52   $3,636,481       2.12%   0.50% to 1.40%     3.48% to 4.37%
        2006                          199,428   12.06 to 16.88   $3,297,904       1.76%   0.50% to 1.40%     8.12% to 9.08%

    Capital Appreciation Fund
        2010                          537,767   9.86 to 25.66   $10,155,713       0.00%   0.50% to 1.40%    29.48% to 31.29%
        2009                          330,880   7.53 to 19.76    $5,417,524       0.80%   0.50% to 1.40%    35.13% to 37.13%
        2008                          337,485   5.71 to 14.58    $4,287,827       0.00%   0.50% to 1.40%   -46.91% to -46.17%
        2007                          353,644   16.05 to 27.39   $8,669,898       0.00%   0.50% to 1.40%    43.74% to 44.99%
        2006                          316,756   11.07 to 18.99   $5,516,568       0.00%   0.50% to 1.40%    15.68% to 16.67%

    International Fund
        2010                        1,212,282   8.19 to 17.33   $15,560,307       2.58%   0.50% to 1.40%    11.73% to 13.29%
        2009                        1,304,784   7.25 to 15.47   $16,433,805       1.93%   0.50% to 1.40%    31.92% to 33.66%
        2008                        1,295,590   5.53 to 11.69   $13,140,038       0.85%   0.50% to 1.40%   -45.60% to -45.08%
        2007                        1,353,156   10.78 to 21.43  $26,670,007       0.65%   0.50% to 1.40%    16.45% to 17.43%
        2006                        1,227,537   9.18 to 18.36   $21,164,022       1.43%   0.50% to 1.40%    23.33% to 24.46%

    Value Fund
        2010                        1,351,336   9.72 to 22.34   $25,846,393       2.21%   0.50% to 1.40%    11.86% to 13.42%
        2009                        1,017,241   8.59 to 19.92   $18,477,916       5.26%   0.50% to 1.40%    18.17% to 19.80%
        2008                        1,002,237   7.54 to 16.80   $15,683,190       2.44%   0.50% to 1.40%   -27.74% to -27.13%
        2007                          977,442   12.33 to 23.20  $21,332,296       1.59%   0.50% to 1.40%    -6.45% to -5.61%
        2006                          880,295   13.18 to 24.73  $20,610,685       1.26%   0.50% to 1.40%    17.00% to 18.05%

    Income & Growth Fund
        2010                          179,918   8.73 to 13.19    $1,982,303       1.49%   0.50% to 1.40%    12.57% to 13.86%
        2009                          182,151   7.67 to 11.66    $1,884,723       4.47%   0.50% to 1.40%    16.42% to 18.03%
        2008                          181,676   6.88 to 9.96     $1,767,576       2.08%   0.50% to 1.40%   -35.45% to -34.89%
        2007                          200,375   11.35 to 15.37   $3,033,407       1.85%   0.50% to 1.40%    -1.45% to -0.61%
        2006                          216,685   11.42 to 15.52   $3,316,030       1.68%   0.50% to 1.40%    15.48% to 16.53%

   MFS Variable Insurance Trust
    Growth Series
        2010                        1,262,661   6.99 to 14.76   $12,579,470       0.11%   0.50% to 1.40%    13.75% to 15.34%
        2009                        1,340,983   6.10 to 12.91   $13,641,268       0.23%   0.50% to 1.40%    35.76% to 37.71%
        2008                          893,304   4.45 to 9.46     $7,525,964       0.24%   0.50% to 1.40%   -38.29% to -37.76%
        2007                          924,603   7.15 to 15.26   $13,216,107       0.00%   0.50% to 1.40%    19.54% to 20.57%
        2006                          958,839   5.93 to 12.70   $11,600,497       0.00%   0.50% to 1.40%     6.43% to 7.43%

    Investors Trust Series
        2010                          124,498   9.34 to 12.88    $1,421,881       1.33%   0.50% to 1.40%    9.56% to 10.82%
        2009                          135,473   8.43 to 11.75    $1,461,656       1.59%   0.50% to 1.40%    25.16% to 26.96%
        2008                          136,107   6.79 to 9.39     $1,223,835       0.86%   0.50% to 1.40%   -34.01% to -33.39%
        2007                          145,254   11.59 to 14.23   $1,980,718       0.84%   0.50% to 1.40%     8.79% to 9.75%
        2006                          154,359   10.56 to 13.08   $1,931,782       0.48%   0.50% to 1.40%    11.46% to 12.46%

    New Discovery Series
        2010                          489,753   13.44 to 30.07  $10,670,420       0.00%   0.50% to 1.40%    34.46% to 36.34%
        2009                          324,990   9.88 to 22.25    $5,873,746       0.00%   0.50% to 1.40%    60.90% to 63.13%
        2008                          428,452   6.19 to 13.76    $5,411,177       0.00%   0.50% to 1.40%   -40.18% to -39.66%
        2007                          315,893   10.64 to 22.88   $6,841,325       0.00%   0.50% to 1.40%     1.14% to 2.01%
        2006                          325,086   10.43 to 22.52   $7,112,418       0.00%   0.50% to 1.40%    11.68% to 12.67%

    Research Series
        2010                          301,192   9.62 to 14.00    $3,623,945       0.94%   0.50% to 1.40%    14.30% to 15.90%
        2009                          326,000   8.32 to 12.19    $3,637,241       1.37%   0.50% to 1.40%    28.73% to 30.51%
        2008                          351,987   6.57 to 9.42     $3,229,160       0.54%   0.50% to 1.40%   -36.97% to -36.39%
        2007                          392,975   10.58 to 14.87   $5,759,688       0.70%   0.50% to 1.40%    11.62% to 12.67%
        2006                          413,983   9.39 to 13.26    $5,420,357       0.49%   0.50% to 1.40%     9.00% to 9.89%

    Total Return Series
        2010                           19,425   9.37 to 10.30      $185,995       3.49%   0.50% to 1.40%     8.41% to 9.93%
        2009                           12,267   8.65 to 9.37       $107,239       4.10%   0.50% to 1.40%    16.39% to 17.97%
        2008                            7,283   7.43 to 7.94        $54,520       1.85%   0.50% to 1.40%   -23.16% to -22.53%
        2007                              614   9.67 to 9.72         $5,959       0.00%   0.50% to 1.40%    -3.30% to -2.80%

    Utilities Series
        2010                          290,698   9.27 to 9.84     $2,822,225       4.04%   0.50% to 1.40%    12.24% to 13.81%
        2009                          291,019   8.15 to 8.69     $2,504,063       4.46%   0.50% to 1.40%    31.46% to 33.14%
        2008                          183,344   6.12 to 6.55     $1,194,358       1.55%   0.50% to 1.40%   -38.59% to -38.03%
        2007                           62,536   10.52 to 10.57     $659,438       0.00%   0.50% to 1.40%     5.20% to 5.70%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2010                          652,509   8.76 to 17.45   $10,117,340       0.56%   0.50% to 1.40%    15.79% to 17.41%
        2009                          670,325   7.48 to 15.00    $9,374,073       0.95%   0.50% to 1.40%    17.29% to 18.98%
        2008                          692,892   6.74 to 12.73    $8,396,938       1.51%   0.50% to 1.40%   -37.32% to -36.77%
        2007                          728,419   13.29 to 20.20  $14,240,492       1.25%   0.50% to 1.40%     2.00% to 2.95%
        2006                          744,797   13.03 to 19.70  $14,247,013       1.32%   0.50% to 1.40%    15.72% to 16.66%

    Mid-Cap Value Portfolio
        2010                          561,805   9.53 to 25.60   $12,942,412       0.39%   0.50% to 1.40%    23.70% to 25.43%
        2009                          611,409   7.62 to 20.52   $12,081,813       0.46%   0.50% to 1.40%    24.88% to 26.71%
        2008                          675,933   6.42 to 16.28   $10,682,778       1.27%   0.50% to 1.40%   -40.22% to -39.68%
        2007                          747,403   13.60 to 26.99  $19,623,648       0.47%   0.50% to 1.40%    -0.79% to 0.07%
        2006                          699,339   13.70 to 27.07  $18,531,601       0.51%   0.50% to 1.40%    10.67% to 11.69%

    International Opportunities Portfolio
        2010                          479,772   8.47 to 14.86    $5,778,833       0.89%   0.50% to 1.40%    19.55% to 21.22%
        2009                          509,014   7.01 to 12.43    $5,208,258       1.55%   0.50% to 1.40%    44.85% to 47.01%
        2008                          510,049   5.21 to 8.58     $3,617,364       0.57%   0.50% to 1.40%   -52.17% to -51.74%
        2007                          561,603   12.06 to 17.94   $8,381,975       0.92%   0.50% to 1.40%     3.14% to 4.15%
        2006                          531,323   11.58 to 17.37   $7,649,418       0.46%   0.50% to 1.40%    27.32% to 28.52%

    Capital Structure Portfolio
        2010                           12,361   9.45 to 10.76      $120,003       3.32%   0.50% to 1.40%    13.18% to 14.77%
        2009                           14,493   8.35 to 9.37       $122,203       3.90%   0.50% to 1.40%    21.70% to 23.36%
        2008                           10,780   6.86 to 7.60        $74,280       6.26%   0.50% to 1.40%   -27.18% to -26.61%
        2007                            4,399   9.42 to 9.47        $41,530       5.65%   0.50% to 1.40%    -5.80% to -5.30%

   Alger Fund
    Large Cap Growth Portfolio
        2010                        1,239,146   7.96 to 12.49   $10,117,273       0.91%   0.50% to 1.40%    11.82% to 13.39%
        2009                        1,513,751   7.09 to 11.17   $10,963,637       0.65%   0.50% to 1.40%    45.58% to 47.61%
        2008                        1,557,697   4.85 to 7.67     $7,741,324       0.23%   0.50% to 1.40%   -46.92% to -46.42%
        2007                        1,585,231   9.08 to 14.45   $14,673,255       0.34%   0.50% to 1.40%    18.35% to 19.41%
        2006                        1,346,039   7.64 to 12.22   $10,461,666       0.12%   0.50% to 1.40%     3.69% to 4.61%

    Mid Cap Growth Portfolio
        2010                          670,249   7.72 to 12.33    $6,914,381       0.00%   0.50% to 1.40%    17.74% to 19.38%
        2009                          724,562   6.48 to 10.47    $6,479,792       0.00%   0.50% to 1.40%    49.57% to 51.74%
        2008                          782,137   4.73 to 7.00     $4,679,573       0.17%   0.50% to 1.40%   -58.92% to -58.59%
        2007                          789,015   14.31 to 17.04  $11,389,000       0.00%   0.50% to 1.40%    29.78% to 30.82%
        2006                          778,361   10.97 to 13.14   $8,615,830       0.00%   0.50% to 1.40%     8.62% to 9.66%

    Capital Appreciation Portfolio
        2010                          876,985   9.54 to 17.05    $8,539,862       0.44%   0.50% to 1.40%    12.45% to 14.03%
        2009                          958,937   8.39 to 15.16    $8,265,722       0.00%   0.50% to 1.40%    48.95% to 51.01%
        2008                        1,042,714   5.67 to 10.18    $5,996,510       0.00%   0.50% to 1.40%   -45.88% to -45.39%
        2007                        1,126,168   10.42 to 18.81  $11,917,522       0.00%   0.50% to 1.40%    31.07% to 32.96%
        2006                        1,054,775   7.87 to 14.28    $8,452,271       0.00%   0.50% to 1.40%    17.65% to 19.35%

    SmallCap Growth Portfolio
        2010                          645,098   9.77 to 16.33    $6,603,653       0.00%   0.50% to 1.40%    23.57% to 24.98%
        2009                          718,168   7.82 to 13.21    $5,934,640       0.00%   0.50% to 1.40%    43.46% to 45.54%
        2008                          771,360   5.61 to 9.21     $4,438,741       0.00%   0.50% to 1.40%   -47.34% to -46.89%
        2007                          886,475   10.61 to 17.49   $9,606,349       0.00%   0.50% to 1.40%    14.95% to 16.67%
        2006                          899,227   9.13 to 15.12    $8,441,665       0.00%   0.50% to 1.40%    18.40% to 20.24%

   Invesco Variable Insurance Funds
    Financial Services Fund
        2010                          107,366   5.41 to 6.51       $646,910       0.14%   0.50% to 1.40%    8.79% to 10.32%
        2009                          117,610   4.95 to 5.91       $647,049       3.47%   0.50% to 1.40%    25.56% to 27.55%
        2008                          112,331   3.96 to 4.63       $323,569       2.84%   0.50% to 1.40%   -59.96% to -59.66%
        2007                          125,008   9.89 to 11.08    $1,352,748       1.88%   0.50% to 1.40%   -23.33% to -22.63%
        2006                          119,437   12.90 to 14.32   $1,676,905       1.54%   0.50% to 1.40%    14.91% to 15.86%

    Global Health Care Fund
        2010                          103,065   6.87 to 13.19    $1,288,385       0.00%   0.50% to 1.40%     3.84% to 5.29%
        2009                           95,475   6.54 to 12.59    $1,164,469       0.32%   0.50% to 1.40%    19.69% to 27.68%
        2008                          115,741   7.67 to 9.91     $1,125,638       0.00%   0.50% to 1.40%   -29.61% to -28.96%
        2007                          129,368   12.46 to 13.95   $1,770,058       0.00%   0.50% to 1.40%    6.14% to 11.24%
        2006                          132,604   11.29 to 12.54   $1,692,934       0.00%   0.50% to 1.40%     3.77% to 8.97%

    International Growth Fund
        2010                          555,950   8.78 to 9.44     $5,011,954       2.77%   0.50% to 1.40%    11.31% to 12.86%
        2009                          535,163   7.89 to 8.37     $4,296,126       1.60%   0.50% to 1.40%    33.47% to 35.16%
        2008                          455,018   5.91 to 6.19     $2,711,172       0.81%   0.50% to 1.40%   -48.35% to -48.32%
        2007                          231,201   10.06 to 10.11   $2,333,557       0.68%   0.50% to 1.40%     0.60% to 1.10%

   Van Eck Worldwide Insurance Trust
    Global Hard Assets Fund
        2010                          571,389   9.08 to 44.61   $18,167,360       0.39%   0.50% to 1.40%    27.45% to 29.23%
        2009                          466,487   7.02 to 34.69   $13,809,699       0.23%   0.50% to 1.40%    55.35% to 57.50%
        2008                          353,372   4.46 to 22.13    $7,541,921       0.34%   0.50% to 1.40%   -46.86% to -46.40%
        2007                          354,287   32.82 to 41.29  $14,276,656       0.10%   0.50% to 1.40%    42.40% to 44.62%
        2006                          289,879   22.90 to 28.55   $8,136,910       0.06%   0.50% to 1.40%    22.77% to 24.72%

    Worldwide Real Estate Fund
        2009                                0   6.06 to 7.40             $0       0.00%   0.50% to 1.40%    41.35% to 43.32%
        2008                          170,826   4.71 to 5.19       $883,177       5.81%   0.50% to 1.40%   -55.68% to -55.30%
        2007                          174,236   11.44 to 11.61   $2,013,027       0.98%   0.50% to 1.40%    -0.52% to 0.35%
        2006                          142,282   11.50 to 11.57   $1,642,088       0.00%   0.50% to 1.40%    15.00% to 15.70%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2010                        1,801,778   12.49 to 15.39  $26,443,080       2.78%   0.50% to 1.40%     6.61% to 8.10%
        2009                        1,970,394   11.56 to 14.31  $27,862,716       4.83%   0.50% to 1.40%    12.46% to 14.08%
        2008                        1,819,366   10.13 to 12.61  $22,479,921       4.98%   0.50% to 1.40%     3.39% to 4.30%
        2007                        1,207,033   11.50 to 12.09  $14,304,515       4.70%   0.50% to 1.40%     7.28% to 8.24%
        2006                          886,475   10.72 to 11.17   $9,745,775       4.48%   0.50% to 1.40%     2.74% to 3.31%

    Low Duration Portfolio
        2010                          166,245   11.84 to 13.22   $2,163,896       1.73%   0.50% to 1.40%     3.83% to 5.03%
        2009                          169,222   11.10 to 12.62   $2,102,392       3.50%   0.50% to 1.40%    11.74% to 13.35%
        2008                          165,525   9.79 to 11.19    $1,838,160       4.27%   0.50% to 1.40%    -1.75% to -0.89%
        2007                          158,305   10.71 to 11.29   $1,774,207       4.52%   0.50% to 1.40%     2.88% to 6.91%
        2006                          141,883   10.28 to 10.57   $1,490,374       3.97%   0.50% to 1.40%     2.62% to 3.40%

    High Yield Portfolio
        2010                          177,139   12.09 to 16.72   $2,773,483      18.01%   0.50% to 1.40%    12.88% to 14.46%
        2009                          164,574   10.56 to 14.68   $2,388,610      12.72%   0.50% to 1.40%    38.48% to 40.41%
        2008                          125,391   7.52 to 10.51    $1,292,791       8.29%   0.50% to 1.40%   -24.61% to -23.90%
        2007                          134,868   12.23 to 13.81   $1,829,459       7.45%   0.50% to 1.40%     1.47% to 2.57%
        2006                          119,742   11.98 to 13.41   $1,582,985       6.43%   0.50% to 1.40%    7.55% to 10.20%

    Real Return Portfolio
        2010                          401,304   11.39 to 15.01   $5,873,537       1.62%   0.50% to 1.40%     6.61% to 8.10%
        2009                          409,876   10.53 to 13.95   $5,612,147       3.06%   0.50% to 1.40%    16.75% to 18.36%
        2008                          386,417   8.90 to 11.84    $4,495,899       4.03%   0.50% to 1.40%    -8.30% to -7.57%
        2007                          324,306   11.69 to 12.81   $4,087,737       4.55%   0.50% to 1.40%    9.15% to 11.10%
        2006                          281,314   10.71 to 11.63   $3,227,004       4.36%   0.50% to 1.40%    -0.70% to -0.26%

    Stocks Plus Growth and Income
        2009                                -   5.71 to 6.00             $0       0.00%   0.50% to 1.40%    -1.34% to 1.11%
        2008                                -   5.93 to 5.98         $1,626       0.00%   0.50% to 1.40%          n/a

    SmallCap Stocks Plus Total Return
        2009                            2,158   8.94 to 9.14             $0      19.40%   0.50% to 1.40%    30.35% to 31.94%
        2008                            1,642   6.87 to 6.93        $11,320       4.33%   0.50% to 1.40%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2010                          312,785   8.57 to 11.51    $2,766,214       0.60%   0.50% to 1.40%    28.32% to 30.12%
        2009                          374,699   6.68 to 8.84     $2,556,517       1.20%   0.50% to 1.40%    25.81% to 27.63%
        2008                          339,271   5.31 to 6.93     $1,825,680       0.76%   0.50% to 1.40%   -34.85% to -34.42%
        2007                          308,589   8.15 to 8.28     $2,537,465      16.64%   0.50% to 1.40%   -17.68% to -16.89%
        2006                           93,125   9.90 to 9.96       $925,229       0.00%   0.50% to 1.40%    -1.00% to -0.37%

    Large Cap Value Fund
        2010                          476,487   7.63 to 8.64     $3,764,457       0.89%   0.50% to 1.40%    9.66% to 11.20%
        2009                          586,858   6.95 to 7.77     $4,169,697       1.91%   0.50% to 1.40%    16.68% to 18.38%
        2008                          458,759   5.96 to 6.56     $2,757,610       3.25%   0.50% to 1.40%   -35.43% to -34.84%
        2007                          192,047   9.23 to 9.27     $1,777,607      22.11%   0.50% to 1.40%    -7.70% to -7.30%

   Neuberger Berman Advisors Management Trust
    Regency Portfolio
        2010                           21,934   9.85 to 10.39      $223,342       0.61%   0.50% to 1.40%    24.44% to 26.18%
        2009                           11,332   7.91 to 8.27        $92,288       0.62%   0.50% to 1.40%    44.64% to 46.51%
        2008                           46,000   5.41 to 5.67       $258,257       1.24%   0.50% to 1.40%   -46.58% to -46.15%
        2007                           50,874   10.24 to 10.53     $531,953       4.32%   0.50% to 1.40%     0.69% to 2.83%
        2006                           23,315   10.06 to 10.24     $238,137       0.00%   0.50% to 1.40%     1.70% to 2.40%

   Premier VIT
    NACM Small Cap Portfolio
        2010                                0       0.00                 $0       0.21%   0.50% to 1.40%    13.04% to 13.49%
        2009                           45,527   6.78 to 7.08       $314,436       0.06%   0.50% to 1.40%    13.97% to 15.55%
        2008                           54,979   5.95 to 6.13       $332,420       0.00%   0.50% to 1.40%   -42.46% to -41.94%
        2007                           37,077   10.34 to 10.49     $385,849       0.00%   0.50% to 1.40%    -0.67% to 0.19%
        2006                           41,855   10.41 to 10.47     $437,004       0.00%   0.50% to 1.40%     4.10% to 4.70%

   Profunds VP
    Japan
        2010                           15,881   4.90 to 6.57        $80,823       0.00%   0.50% to 1.40%    -7.82% to -6.53%
        2009                            9,770   5.31 to 7.03        $52,902       0.72%   0.50% to 1.40%    8.84% to 10.41%
        2008                           12,576   4.88 to 6.37        $61,897      17.00%   0.50% to 1.40%   -41.70% to -41.14%
        2007                            8,415   8.37 to 8.41        $70,629       0.00%   0.50% to 1.40%   -16.30% to -15.90%

    Oil & Gas
        2010                          163,653   6.90 to 9.26     $1,441,372       0.50%   0.50% to 1.40%    16.14% to 17.76%
        2009                          187,460   5.86 to 7.90     $1,532,031       0.00%   0.50% to 1.40%    2.11% to 14.87%
        2008                          138,261   5.74 to 6.88       $943,914       0.00%   0.50% to 1.40%   -37.86% to -37.23%
        2007                           32,711   10.91 to 10.96     $357,927       0.00%   0.50% to 1.40%     9.10% to 9.60%

    Small-Cap
        2010                          139,522   8.32 to 10.43    $1,243,578       0.05%   0.50% to 1.40%    20.42% to 22.10%
        2009                           29,883   6.91 to 8.54       $221,592       0.24%   0.50% to 1.40%    18.76% to 20.48%
        2008                           27,115   5.82 to 7.09       $158,936       0.00%   0.50% to 1.40%   -31.69% to -31.07%
        2007                            6,275   8.52 to 8.56        $53,582       0.00%   0.50% to 1.40%   -14.80% to -14.40%

    Ultra Mid-Cap
        2010                           90,750   6.51 to 8.10       $618,076       0.00%   0.50% to 1.40%    47.61% to 49.67%
        2009                           38,155   4.41 to 5.41       $172,244       0.06%   0.50% to 1.40%    63.23% to 66.03%
        2008                           26,469   2.70 to 3.26        $71,736       1.59%   0.50% to 1.40%   -67.86% to -67.69%
        2007                           14,937   8.40 to 8.45       $125,780       0.00%   0.50% to 1.40%   -16.00% to -15.50%

   Vanguard Variable Insurance Funds
    Balanced
        2010                           48,575   10.20 to 10.58     $506,439       3.84%   0.50% to 1.40%    9.48% to 11.02%
        2009                           43,292   9.32 to 9.53       $408,802       4.08%   0.50% to 1.40%    21.19% to 22.97%
        2008                           28,195   7.69 to 7.75       $217,908       0.00%   0.50% to 1.40%          n/a

    Total Bond Market Index
        2010                           16,653   11.26 to 11.77     $192,136       1.91%   0.50% to 1.40%     5.03% to 6.50%
        2009                           13,469   10.72 to 11.08     $145,893       6.65%   0.50% to 1.40%     4.48% to 5.91%
        2008                           38,982   10.26 to 10.35     $402,638       0.00%   0.50% to 1.40%          n/a

    High Yield Bond
        2010                           22,419   11.52 to 12.10     $263,774      10.08%   0.50% to 1.40%    10.56% to 12.10%
        2009                           22,162   10.42 to 10.82     $233,944       7.31%   0.50% to 1.40%    36.94% to 38.76%
        2008                            1,345   7.61 to 7.68        $10,268       0.00%   0.50% to 1.40%          n/a

    International
        2010                          847,411   8.82 to 9.14     $7,609,345       1.36%   0.50% to 1.40%    14.13% to 15.72%
        2009                          428,651   7.72 to 7.90     $3,339,477       3.05%   0.50% to 1.40%    40.69% to 42.84%
        2008                          227,755   5.49 to 5.53     $1,252,399       0.00%   0.50% to 1.40%          n/a

    Mid-Cap Index
        2010                          536,560   10.00 to 10.37   $5,470,921       0.73%   0.50% to 1.40%    23.64% to 25.37%
        2009                          236,872   8.09 to 8.28     $1,933,730       1.42%   0.50% to 1.40%    38.32% to 40.26%
        2008                          134,238   5.85 to 5.90       $786,714       0.00%   0.50% to 1.40%          n/a

    REIT Index
        2010                          118,697   9.40 to 9.86     $1,135,310       3.18%   0.50% to 1.40%    26.48% to 28.25%
        2009                           55,505   7.43 to 7.71       $416,328       2.73%   0.50% to 1.40%    27.46% to 29.25%
        2008                           19,702   5.83 to 5.88       $115,341       0.00%   0.50% to 1.40%          n/a

    Small Company Growth
        2010                          335,082   11.08 to 12.32   $4,044,446       0.35%   0.50% to 1.40%    29.97% to 31.79%
        2009                          236,102   8.43 to 9.35     $2,176,091       0.90%   0.50% to 1.40%    37.47% to 39.33%
        2008                          142,004   6.65 to 6.71       $946,871       0.00%   0.50% to 1.40%          n/a

    Short Term Investment Grade
        2010                           74,941   11.02 to 11.46     $842,532       4.62%   0.50% to 1.40%     3.77% to 5.22%
        2009                           62,384   10.62 to 10.92     $670,277       3.61%   0.50% to 1.40%    12.28% to 13.86%
        2008                              994   9.46 to 9.54         $9,432       0.00%   0.50% to 1.40%          n/a

    Total Stock Market Index
        2010                           38,359   9.34 to 9.79       $368,603       3.49%   0.50% to 1.40%    15.49% to 17.11%
        2009                           49,988   7.99 to 8.36       $412,374      10.76%   0.50% to 1.40%    26.55% to 28.22%
        2008                           12,115   6.46 to 6.52        $78,662       0.00%   0.50% to 1.40%          n/a

        *   The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets.  This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.
            The recognition of investment income is affected by the timing of the declaration of dividends.

        **  The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.
veul2_prosp.htm - Midland National Life Insurance Company

VARIABLE EXECUTIVE UNIVERSAL LIFE 2

Flexible Premium Variable Universal Life Insurance Policy

Issued By

Midland National Life Insurance Company

One Sammons Plaza  •  Sioux Falls, SD  57193

(605) 335-5700 • (telephone) (800) 272-1642 (toll-free telephone number)

(877) 841-6709 (toll-free facsimile for transaction requests) • (877) 208-6136 (toll-free facsimile for service requests)

through the Midland National Life Separate Account A

Variable Executive Universal Life 2 (the “policy”) is a life insurance policy issued by Midland National Life Insurance Company.  Variable Executive Universal Life 2:

•         provides insurance coverage with flexibility in death benefits and premiums;

•         pays a death benefit if the Insured person dies while the policy is still inforce;

•         can provide substantial policy fund build-up on a tax-deferred basis.  However, there is no guaranteed policy fund for amounts You allocate to the investment divisions.  You bear the risk of poor investment performance for those amounts.

•         lets You borrow against Your policy, withdraw part of the net cash surrender value, or completely surrender Your policy.  There may be tax consequences to these transactions.  Loans and withdrawals affect the policy fund, and may affect the death benefit.

The policy is no longer offered for sale.  Existing policy owners may continue to pay additional premiums to their policy.

You have a limited right to examine Your policy and return it to Us for a refund.  You may decide how much Your premiums will be and how often You wish to pay them, within limits.  You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a Modified Endowment Contract (MEC).  If it is a MEC, then loans and withdrawals may have more adverse tax consequences than otherwise.

You may allocate Your policy fund to Our General Account and up to ten investment divisions.  Each division invests in a specified mutual fund portfolio.  The mutual fund portfolios are part of the following series funds or trusts:

1.       AIM Variable Insurance Funds (Invesco Variable Insurance Funds),

2.       Alger Portfolios,

3.       American Century Variable Portfolios, Inc.,

4.       Fidelity® Variable Insurance Products,

5.       Goldman Sachs Variable Insurance Trust,

6.       Lord Abbett Series Fund, Inc.,

7.       MFS® Variable Insurance Trusts,

8.       Neuberger Berman Advisers Management Trust,

9.       PIMCO Variable Insurance Trust,

10.   ProFunds Trust,

11.   Van Eck VIP Trust, and

12.   Vanguard® Variable Insurance Funds

You can choose among the fifty-eight investment divisions listed on the next page.

Your policy fund in the investment divisions will increase or decrease based on investment performance. You bear this risk. You could lose the amount You invest and lose Your insurance coverage due to poor investment performance.  No one insures or guarantees the policy fund allocated to the investment divisions. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

May 1, 2011

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

Alger Capital Appreciation Portfolio	Invesco V.I. Global Health Care Fund
Alger Large Cap Growth Portfolio	Invesco V.I. International Growth Fund
Alger Mid Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Capital Structure Portfolio
American Century VP Capital Appreciation Fund	Lord Abbett Series Fund, Inc. Growth and Income Portfolio
American Century VP International Fund	Lord Abbett Series Fund, Inc. International Opportunities Portfolio
American Century VP Value Fund	Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
Fidelity VIP Asset ManagerSM Portfolio	MFS® VIT Growth Series
Fidelity VIP Asset Manager: Growth® Portfolio	MFS® VIT New Discovery Series
Fidelity VIP Balanced Portfolio	MFS® VIT Research Series
Fidelity VIP Contrafund® Portfolio	MFS® VIT Total Return Series
Fidelity VIP Equity-Income Portfolio	MFS® VIT Utilities Series
Fidelity VIP Freedom 2010 Portfolio	Neuberger Berman AMT Regency Portfolio
Fidelity VIP Freedom 2015 Portfolio	PIMCO VIT High Yield Portfolio
Fidelity VIP Freedom 2020 Portfolio	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2025 Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP Freedom 2030 Portfolio	ProFund VP Japan
Fidelity VIP Freedom Income Portfolio	ProFund VP Oil & Gas
Fidelity VIP Growth & Income Portfolio	ProFund VP Small-Cap Value
Fidelity VIP Growth Opportunities Portfolio	ProFund VP Ultra Mid-Cap
Fidelity VIP Growth Portfolio	Van Eck VIP Global Hard Assets Fund
Fidelity VIP High Income Portfolio	Vanguard® VIF Balanced Portfolio
Fidelity VIP Index 500 Portfolio	Vanguard® VIF High Yield Bond Portfolio
Fidelity VIP Investment Grade Bond Portfolio	Vanguard® VIF International Portfolio
Fidelity VIP Mid Cap Portfolio	Vanguard® VIF Mid-Cap Index Portfolio
Fidelity VIP Money Market Portfolio	Vanguard® VIF REIT Index Portfolio
Fidelity VIP Overseas Portfolio	Vanguard® VIF Short-Term Investment-Grade Portfolio
Goldman Sachs VIT Large Cap Value Fund	Vanguard® VIF Small Company Growth Portfolio
Goldman Sachs VIT Structured Small Cap Equity Fund	Vanguard® VIF Total Bond Market Index Portfolio
Invesco V.I. Dividend Growth Fund[1]	Vanguard® VIF Total Stock Market Index Portfolio

1Formerly Invesco V.I. Financial Services Fund

This prospectus generally describes only the variable portion of the policy, except where the General Account is specifically mentioned.

Buying this policy might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance policy.

You should read this prospectus and the current prospectuses for the funds carefully and keep them for future reference.

This policy, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This policy may not be traded on any stock exchange or secondary market.  By purchasing this policy, You represent and warrant that You are not purchasing or intending to use this policy, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

POLICY BENEFITS / RISKS SUMMARY

POLICY BENEFITS

Death Benefits

Flexible Premium Payments

Asset Allocation Program

Minimum Premium Benefit

Benefits of the Policy Fund

Tax Benefits

Additional Benefits

Your Right to Examine This Policy

POLICY RISKS

Investment Risk

Surrender Charge Risk

Withdrawing Money

Risk of Lapse

Loan Risks

Tax Risks

Risk of Increases in Charges

Portfolio Risks

FEE TABLE

SUMMARY OF VARIABLE EXECUTIVE UNIVERSAL LIFE 2

DEATH BENEFIT OPTIONS

FLEXIBLE PREMIUM PAYMENTS

INVESTMENT CHOICES

YOUR POLICY FUND

Transfers

Policy Loans

Withdrawing Money

Surrendering Your Policy

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Deductions From Your Policy Fund

Surrender Charge

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Correspondence, Inquiries, and Transactions

State Variations

Tax-Free “Section 1035” Exchanges

DETAILED INFORMATION ABOUT VARIABLE EXECUTIVE UNIVERSAL LIFE 2

INSURANCE FEATURES

How the Policies Differ From Whole Life Insurance

Application for Insurance

Death Benefit

Notice and Proof of Death

Payment of Death Benefits and Lump Sum Payments

Maturity Benefit

Changes In Variable Executive Universal Life 2

Changing The Face Amount of Insurance

Changing Your Death Benefit Option

When Policy Changes Go Into Effect

Flexible Premium Payments

Allocation of Premiums

Additional Benefits

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The Funds

Investment Policies Of The Portfolios

Effects of Market Timing

Charges In The Funds

Asset Allocation Program

General

The Asset Allocation Models

The Current Models

Selecting an Asset Allocation Model

Periodic Updates of Asset Allocation Models and Notices of Updates

Other Information

USING YOUR POLICY FUND

The Policy Fund

Amounts In Our Separate Account

How We Determine The Accumulation Unit Value

Policy Fund Transactions and “Good Order”

Transfers Of Policy Fund

Transfer Limitations

Dollar Cost Averaging

Portfolio Rebalancing

Policy Loans

Withdrawing Money From Your Policy Fund

Surrendering Your Policy

THE GENERAL ACCOUNT

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

Charges Against The Separate Account

Monthly Deductions From Your Policy Fund

Transaction Charges

How Policy Fund Charges Are Allocated

Loan Charge

Surrender Charge

Portfolio Expenses

TAX EFFECTS

INTRODUCTION

TAX STAtUS OF THE POLICY

TAX TREATMENT OF POLICY BENEFITS

In General

Modified Endowment Contracts (MEC)

Distributions Other Than Death Benefits from Modified Endowment Contracts

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Investment in the Policy

Policy Loans and the Benefit Extension Rider

Withholding

Life Insurance Purchases by Residents of Puerto Rico

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

Multiple Policies

Continuation of Policy Beyond Age 100

Section 1035 Exchanges

Living Needs Rider

Business Uses of Policy

Employer-Owned Life Insurance Policies

Non-Individual Owners and Business Beneficiaries of Policies

Split-Dollar Arrangements

Alternative Minimum Tax

Estate, Gift and Generation-Skipping Transfer Tax Considerations

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

Foreign Tax Credits

Possible Tax Law Changes

Our Income Taxes

ADDITIONAL INFORMATION ABOUT THE POLICIES

YOUR RIGHT TO EXAMINE THIS POLICY

YOUR POLICY CAN LAPSE

YOU MAY REINSTATE YOUR POLICY

POLICY PERIODS AND ANNIVERSARIES

MATURITY DATE

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

CHANGING THE SEPARATE ACCOUNT

LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY

YOUR PAYMENT OPTIONS

Lump Sum Payments

Optional Payment Methods

YOUR BENEFICIARY

Assigning YOUR POLICY

WHEN WE PAY PROCEEDS FROM THIS POLICY

CHANGE OF ADDRESS NOTIFICATION

YOUR VOTING RIGHTS AS AN OWNER

DISTRIBUTION OF THE POLICIES

LEGAL PROCEEDINGS

FINANCIAL STATEMENTS

DEFINITIONS

APPENDIX A

POLICY BENEFITS / RISKS SUMMARY

In this prospectus “We”, “Our”, “Us”,  “Midland National”, and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the policy.  We refer to the person who is covered by the policy as the “Insured” or “Insured Person”, because the Insured person and the owner may not be the same.

There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance policy. In this prospectus, these words and phrases are generally in bold-face type.

The summary describes the policy’s important risks and benefits. The detailed information appearing later in this prospectus further explains the following Policy Benefits/Risks Summary.  This summary must be read along with that detailed information.  Unless otherwise indicated, the description of the policy in this prospectus assumes that the policy is inforce and that there is no outstanding policy loan.

POLICY BENEFITS

Death Benefits

Variable Executive Universal Life 2 provides life insurance on the Insured person.  If the policy is inforce We will pay a death benefit when the Insured person dies.  You can choose between two death benefit options:

•         Option 1: death benefit equals the face amount of the insurance policy.  This is sometimes called a “level” death benefit.

•         Option 2: death benefit equals the face amount plus the policy fund.  This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances.  See “Death Benefit” on page 21.

We deduct any policy debt and unpaid charges before paying any benefits.  The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within certain limits.

The minimum face amount is $150,000.

Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits.  We require an initial minimum premium at issue, which is at least equal to one month’s minimum premium.  The minimum premium is based on the policy’s face amount and the Insured person’s age, sex and underwriting class.  We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under Midland National’s current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.  See “Flexible Premium Payments” on page 25.

Asset Allocation Program

We make an asset allocation service available at no additional charge for use within the policy.  The asset allocation program is designed to assist You in allocating Your net premium and policy fund among the investment choices available under the policy.  If You participate in the asset allocation program, then You must select one of the asset allocation model portfolios available under the policy; We will not make this decision.  See "Asset Allocation Program" on page 38.  There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

Minimum Premium Benefit

During the minimum premium period, Your policy will remain inforce as long as You meet the applicable minimum premium requirements. See “Premium Provisions During The Minimum Premium Period” on page 25.

Benefits of the Policy Fund

•         Withdrawing Money from Your Policy Fund.  You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200.  See “Withdrawing Money From Your Policy Fund” on page 50.  The maximum partial withdrawal You can make is 50% of Your net cash surrender value (that is Your policy fund minus any surrender charge minus Your policy debt) in any policy year.  There may be tax consequences for making a partial withdrawal. See  “TAX EFFECTS” on page 57.

•         Surrendering Your Policy.  You can surrender Your policy for cash and then We will pay You the net cash surrender value.  The net cash surrender value is the policy fund minus any surrender charge and minus any policy debt.  There may be tax consequences for surrendering Your policy. See “Surrendering Your Policy” on page 51. See  “TAX EFFECTS” on page 57.

•      Policy Loans.  You may borrow up to 92% of Your net cash surrender value (the policy fund less the surrender charge minus any policy debt). Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200.  See “Policy Loans” on page 49.  Policy loan interest is not tax deductible on policies owned by an individual. There may be federal tax consequences for taking a policy loan. See “TAX EFFECTS” on page 57.

•      Transfers of Policy Fund.  You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions.  Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th in a policy year.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  There are additional limitations on transfers to and from the General Account. See “Transfers Of Policy Fund” on page 45 and “Transfer Limitations” on page 45.

•      Dollar Cost Averaging (“DCA”).  The DCA program enables You to make scheduled monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  The minimum monthly amount to be transferred using DCA is $200.  See “Dollar Cost Averaging” on page 48.

•      Portfolio Rebalancing.  The Portfolio Rebalancing Option allows policy owners, who are not participating in a DCA program, to have Us automatically reset the percentage of policy fund allocated to each investment division to a pre-set level.  At each policy anniversary, We will transfer amounts needed to “balance” the policy fund to the specified percentages selected by You.  See “Portfolio Rebalancing” on page 48.

Tax Benefits

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code.  Assuming that the policy does satisfy that definition, the death benefit generally should be excludable from the gross income of its recipient.  Similarly, You should not be deemed to be in constructive receipt of the policy value (the policy fund), and therefore should not be taxed on increases in the policy fund until You take out a loan or withdrawal, surrender the policy, or We pay the maturity benefit.  In addition, transfers of policy fund (among investment divisions and between the General Account and the various investment divisions) are not taxable transactions.

See “Tax Risks” on page 8 and “TAX EFFECTS” on page 57. You should consult with and rely upon a qualified tax advisor for assistance in all policy related tax matters.

Additional Benefits

Your policy may have one or more supplemental benefits that are options or attached by rider to the policy.  Each benefit is subject to its own requirements as to eligibility and additional cost.

The additional benefits that may be available to You are:

• Accidental Death Benefit Rider	• Extended Maturity Option
• Additional Insured Rider	• Family Insurance Rider*
• Automatic Benefit Increase Provision Rider*	• Flexible Disability Benefit Rider
• Benefit Extension Rider	• Guaranteed Insurability Rider
• Children’s Insurance Rider*	• Living Needs Rider
• Children’s Insurance Rider 2	• Waiver of Charges Rider

                *No longer available for issue on new or inforce policies.

Some of these benefits may have tax consequences and there are usually extra charges for them.  Please consult Your tax advisor before selecting or exercising an additional benefit.

Your Right to Examine This Policy

For a limited period of time, as specified in Your policy, You have a right to examine and return Your policy for a refund.  See “YOUR RIGHT TO EXAMINE THIS POLICY” on page 63.

POLICY RISKS

Investment Risk

Your policy fund in the investment divisions will increase or decrease based on investment performance of the underlying portfolios. You bear this risk. We deduct fees and charges from Your policy fund, which can significantly reduce Your policy fund.  During times of poor investment performance, the deduction of fees and charges based on the net amount at risk will have an even greater negative impact on Your policy fund. If You allocate net premium to the General Account, then We credit Your policy fund in the General Account with a declared rate of interest.  You assume the risk that the interest rate on the General Account may decrease, although, it will never be lower than a guaranteed minimum annual effective rate of 3.5%. No one insures or guarantees any of the policy value in the investment divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios. You should purchase the policy only if You have the financial ability to keep it inforce for a substantial period of time.  You should not purchase the policy if You intend to surrender all or part of the policy value in the near future.

This policy is not suitable as a short-term investment.

Surrender Charge Risk

If You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period, We will deduct a surrender charge. The surrender charge period lasts for the first 10 policy years after the date of issue or increase in face amount.  It is possible that You will receive no net cash surrender value if You surrender Your policy, especially in the first few policy years. See “Surrender Charge” on page 17 Taxes and a tax penalty may apply. See “TAX EFFECTS” on page 57.

Withdrawing Money

Withdrawals will reduce Your policy fund.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the policy.

We will deduct a withdrawal charge if You make more than one withdrawal in any given policy year.  The maximum partial withdrawal You can make in any policy year is 50% of the net cash surrender value. Taxes and a tax penalty may apply. See “TAX EFFECTS” on page 57.

Risk of Lapse

Your policy can lapse if the net cash surrender value is not sufficient to pay the monthly deductions. Taxes and a tax penalty may apply if Your policy lapses while a policy loan is outstanding.

•         Planned Premium.  You choose a planned periodic premium. But payment of the planned premiums may not ensure that Your policy will remain inforce.  Additional premiums may be required to keep Your policy from lapsing.  You need not pay premiums according to the planned schedule.  Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the minimum premium period by paying premiums equal to those required to meet the accumulated minimum premium requirements described in “Premium Provisions During The Minimum Premium Period” on page 25. Nevertheless, the policy can lapse (1) during the minimum premium period if You do not meet the minimum premium requirements and (2) after the minimum premium period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See “YOUR POLICY CAN LAPSE” on page 64.

•         Policy Loans.  Your loan may affect whether Your policy remains inforce. If Your loan lowers the value of Your policy fund to a point where the monthly deductions are greater than Your policy’s net cash surrender value, then the policy’s lapse provision may apply.  Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken.  For more details see “Policy Loans” on page 60.

•         Surrender Charge Period. If You allow Your policy to lapse during the surrender charge period, We will deduct a surrender charge.

Loan Risks

Taking a policy loan will have a permanent effect on Your policy fund and benefits under Your policy.  A policy loan will reduce the death benefit proceeds or any benefit paid on the maturity date (i.e., the policy anniversary after the Insured person's 120th birthday), and the net cash surrender value of Your policy.  Taking a policy loan also may make Your policy more susceptible to lapse, and may have tax consequences.  See "Policy Loans" on page 49 and "Tax Effects" on page 57.

Tax Risks

In order to qualify as a life insurance policy for Federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under Federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code.  Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements, particularly if You pay the full amount of premiums under the policy.

Depending on the total amount of premiums You pay, the policy may be treated as a modified endowment contract under federal tax laws.  If a policy is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy.  In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before You reach age 59 ½.  If the policy is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the policy and then as taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a policy that is not a modified endowment contract are subject to the 10% penalty tax.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its policy fund is just enough to pay off the policy loans that have been taken out and then relying on the Benefit Extension Rider to keep the policy in force until the death of the Insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the Benefit Extension Rider is lower than the policy’s original death benefit, then the policy might become a MEC which could result in a significant tax liability attributable to the balance of any policy debt.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

See “TAX EFFECTS” on page 57.  You should consult a qualified tax advisor for assistance in all policy-related tax matters.

Risk of Increases in Charges

Certain fees and charges assessed against the policy are currently at levels below the guaranteed maximum levels.  We may increase these fees and charges up to the guaranteed maximum level.  If fees and charges are increased, the risk that the policy will lapse increases and You may have to increase the premiums to keep the policy inforce.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the portfolios’ prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.

FEE TABLE

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that You will pay at the time You make premium payments, take cash withdrawals, surrender the policy, exercise certain riders or transfer policy funds between investment divisions.

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Premium Charge	Upon receipt of a premium payment.	5.0% of each premium payment in all policy years.	5.0% of each premium payment received in policy years 1 through 15; zero thereafter.
Civil Service Allotment Service Charge	Upon receipt of a premium payment where Civil Service Allotment is chosen.	$0.46 from each bi-weekly premium payment.	$0.46 from each bi-weekly premium payment.
Surrender chargeii (Deferred Sales Charge) Minimum and Maximum	At the time of surrender or lapse that occurs (a) during the first 10 policy years, or (b) during the first 10 policy years following any increase in face amount.	$8.00 up to $52.50 in the first policy year per $1,000 of face amountiii	$8.00 up to $52.50 in the first policy year per $1,000 of face amount.iii
Surrender chargeii (Deferred Sales Charge) Cont’d Charge for a male Insured issue age 40 in the nonsmoker premium class in the first policy year		$22.00 per $1,000 of face amount.	$22.00 per $1,000 of face amount.
Partial Withdrawal Charge	Upon partial withdrawal.	Lesser of $25 or 2% of amount withdrawn on any withdrawal after the first one in any policy year.	Lesser of $25 or 2% of the amount withdrawn on any withdrawal after the first one in any policy year.
Transfer Fees	Upon transfer of any money from the investment divisions or the General Account.	$25 on each transfer after the 12th transfer in any one policy year.	$0 on all transfers.
Additional Benefits Charges
Living Needs Rider	At the time a benefit is paid out.	$500.00	$200.00iv

The next table describes the fees and expenses that You will pay periodically during the time that You own the policy, not including mutual fund portfolio fees and expenses.

Periodic Fees Related to Owning the Policy Other than portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Cost of Insurance Deduction[v] Minimum and Maximum	On the policy date and on every monthly anniversary.	$0.06 up to $83.33 per $1,000 of net amount at riskvi per month.	$0.05 up to $27.94 per $1,000 of net amount at risk per month.
Charges for a male Insured issue age 40 in the nonsmoker premium class in the first policy year.		$0.20 per $1,000 of net amount at risk per month.	$0.13 per $1,000 of net amount at risk per month.
Expense Charge	On the policy date and on every monthly anniversary.	$6 per month in all policy years.	$6 per month in all policy years.
Mortality and Expense Risk Charge	On each day the policy remains inforce.	Annual rate of 0.90% of the policy Separate Account assets in all policy years.	Annual rate of 0.90% of the policy Separate Account assets in policy years 1 – 10 and 0.25% thereafter.
Loan Interest Spreadvii	On policy anniversary or earlier, as applicable.viii	4.50% (annually) in policy years 1-10; in policy years thereafter, it is 0.00% (annually) on loans of available earnings and 4.50% on everything else. vii	2.00% (annually) in policy years 1-10; in policy years thereafter, it is 0.00% (annually) on loans of available earnings and 2.00% on everything else. vii
Additional Benefits Chargesix
Accidental Death Benefit Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.03 up to $0.09 per month per $1,000 of accidental death benefit selected.	$0.03 up to $0.09 per month per $1,000 of accidental death benefit selected.
Charge for a male Insured attained age 40 in the nonsmoker premium class in the first policy year following the rider date		$0.08 per month per $1,000 of accidental death benefit.	$0.08 per month per $1,000 of accidental death benefit.
Additional Insured Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.06 up to $83.33 per month per $1,000 of Additional Insured Rider death benefit selected.	$0.05 up to $27.94 per $1,000 per month of Additional Insured Rider death benefit selected.
Charge for a female Insured attained age 40 in the nonsmoker premium class in the first policy year following the rider date.		$0.18 per month per $1,000 of Additional Insured Rider death benefit.	$0.10 per month per $1,000 of Additional Insured Rider death benefit.
Children's Insurance Rider*	On rider date and each monthly anniversary thereafter.	$0.52 per month per $1,000 of Children's Insurance benefit. [x]	$0.52 per month per $1,000 of Children's Insurance benefit.
Children's Insurance Rider 2	On rider date and each monthly anniversary thereafter.	$0.50 per month per $1,000 of Children's Insurance benefit. xi	$0.50 per month per $1,000 of Children's Insurance benefit.
Family Insurance Rider*	On rider date and each monthly anniversary thereafter.	$1.72 per month per unit of Family Insurance Rider.xii	$1.72 per month per unit of Family Insurance Rider.
Flexible Disability Benefit Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.	$0.27 up to $0.80 per month per $10 of monthly benefit.	$0.27 up to $0.80 per month per $10 of monthly benefit.
Charge for a male Insured issue age 40 in the nonsmoker premium class.		$0.50 per month per $10 of monthly benefit.	$0.50 per month per $10 of monthly benefit.
Guaranteed Insurability Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.
Charge for a male Insured issue age 30 in the nonsmoker premium class		$0.13 per month per $1,000 of Guaranteed Insurability benefit elected.	$0.13 per month per $1,000 of Guaranteed Insurability benefit elected.
Waiver of Charges Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.01 up to $0.12 per month per $1,000 of face amount.	$0.01 up to $0.12 per month per $1,000 of face amount.
Charge for a male Insured issue age 40 in the nonsmoker premium class in the first policy year		$0.02 per month per $1,000 of face amount.	$0.02 per month per $1,000 of face amount.

iSome of these charges are rounded off in accordance with regulations of the U.S. Securities and Exchange Commission.  Actual charges may be somewhat higher or lower.

iiThe surrender charge varies based upon the sex, issue age, and rating class of the Insured person on the issue date.  The surrender charges shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the surrender charge applicable to Your policy.  For more detailed information concerning Your surrender charges, please contact Our Administrative Office.

iiiThese charges decrease gradually in policy years 2 through 10 to $0.00 for policy years 11 and thereafter.  An increase in face amount establishes a new surrender charge schedule for the amount of the increase in face amount based upon the sex, attained age and rating class at the time the face amount increase becomes effective.

ivCurrently, We charge an administrative fee of $200 at the time benefits are paid from this rider.  We reserve the right to increase this fee

vThe cost of insurance rate varies based upon a number of factors, including, but not limited to, the sex, attained age, and rating class of the Insured person at the time of the charge.  The cost of insurance deductions shown in the table may not be representative of the charges that You will pay.  Your policy’s data page will indicate the cost of insurance deduction applicable to Your policy.  For more detailed information concerning Your cost of insurance deductions, please contact Our Administrative Office. We may place an Insured in a substandard underwriting class with ratings that reflect higher mortality risks and that result in a higher cost of insurance deduction.

viAs of any monthly anniversary, the net amount at risk is the death benefit less the policy fund (after all deductions for that monthly anniversary, except the cost of insurance deduction).

viiThe Loan Interest Spread is the difference between the amount of interest We charge You for a loan (guaranteed not to exceed a maximum of 8.00% annually) and the amount of interest We credit to the amount in Your loan account (which is 3.50% annually).

viiiWhile a policy loan is outstanding, loan interest is charged in arrears on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death.  The “earnings”, if any, are equal to the policy fund less the premiums paid.

ixCharges for these riders may vary based on the policy duration, Insured’s issue or attained age, sex, risk class, and benefit amount.  Charges based on attained age may increase as the Insured ages.  The rider charges shown in the table may not be typical of the charges You will pay.  Your policy’s specification page will indicate the rider charges applicable to Your policy, and more detailed information concerning these rider charges is available upon request from Our Administrative Office.

xRegardless of the number of children or their age, up to age 21.

xiRegardless of the number of children or their age, up through age 18.

xiiRegardless of the number of children or their age, up to age 21, or the age of the spouse. A unit of coverage provides for a decreasing term insurance benefit for the spouse that is shown in the rider form You receive with Your policy as well as $1,000 of term insurance for each of the Insured’s children.

*No longer available for issue on new or inforce policies.

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2010.  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:

	Lowest	Highest
Total Annual Portfolio Operating Expenses [1] (total of all expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)	0.10%	1.96%

1 The portfolio expenses used to prepare this table were provided to Midland National by the funds or their fund managers.  Midland National has not independently verified such information.  The expenses reflect those incurred as of December 31, 2010.  Current or future expenses may be greater or less than those shown.

These fees and expenses are paid out of the assets of the portfolio companies.  A comprehensive discussion of the risks, charges and expenses of each portfolio may be found in the portfolio company’s prospectus.  You can obtain a current copy of the portfolio companies’ prospectuses by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: 605-335-3621 or toll-free (877) 208-6136

For information concerning compensation paid for the sale of the policies, see “DISTRIBUTION OF THE POLICIES” on page 70.

SUMMARY OF VARIABLE EXECUTIVE UNIVERSAL LIFE 2

DEATH BENEFIT OPTIONS

Variable Executive Universal Life 2 provides life insurance on the Insured person. If the policy is inforce, We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

•        Option 1: death benefit equals the face amount of the insurance policy. This is sometimes called a “level” death benefit.

•        Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 21.

We deduct any policy debt and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

The minimum face amount is $150,000.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within limits.

FLEXIBLE PREMIUM PAYMENTS

You may pay premiums whenever and in whatever amount You want, within certain limits.  We require an initial premium at issue, which is at least equal to one month’s minimum premium.  The minimum premium is based on the policy’s face amount and the insured person’s age, sex and underwriting class. We are not required to accept any premium or a premium of less than $50.00; however under Midland National’s current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.

You may choose a planned periodic premium. But payment of the planned premiums may not ensure that Your policy will remain inforce. Additional premiums may be required to keep Your policy from lapsing. You need not pay premiums according to the planned schedule. Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the minimum premium period by paying premiums equal to those required to meet the accumulated minimum premium requirements described in “Premium Provisions During The Minimum Premium Period“ on page 25.

INVESTMENT CHOICES

You may allocate Your policy fund to up to ten of the fifty-eight available investment divisions.

You bear the complete investment risk for all amounts allocated to any of these investment divisions. For more information, see “The Funds” on page 32. You may also allocate Your policy fund to Our General Account, where We guarantee the safety of principal and a minimum interest rate. See the “THE GENERAL ACCOUNT” on page 52.

YOUR POLICY FUND

Your policy fund begins with Your first premium payment. From Your premium We deduct a premium charge, any per premium expenses, and the first monthly deduction as described in the “Deductions From Your Premiums” section on page 53 and “Monthly Deductions From Your Policy Fund” on page 53.  The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        impact of loans, and

•        impact of partial withdrawals.

There is no guaranteed policy fund for amounts allocated to the investment divisions.

See “The Policy Fund” on page 43.

Transfers

You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions. We require a minimum amount for each transfer, usually $200. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee after the 12th transfer in a policy year. There are additional limitations on transfers to and from the General Account. See “Transfers Of Policy Fund” on page 45.  Completed transfer requests received at Our Administrative Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.

Policy Loans

You may borrow up to 92% of Your net cash surrender value (the policy fund less the surrender charge minus any policy debt). Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200. Policy loan interest accrues daily at an annual adjusted rate. See “Policy Loans” on page 49.  Policy loan interest is not tax deductible on policies owned by an individual. There may be federal tax consequences for taking a policy loan. See “See “TAX EFFECTS” on page 57.

Withdrawing Money

You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make in any policy year is 50% of the net cash surrender value. The net cash surrender value is the policy fund minus any surrender charge minus any policy debt. Withdrawals could considerably reduce or eliminate some benefits or guarantees of the policy.  Withdrawals are subject to other requirements. If You make more than one withdrawal in a policy year, then We deduct a service charge (no more than $25 for each subsequent withdrawal). See “Withdrawing Money From Your Policy Fund” on page 50. Withdrawals and surrenders may have negative tax effects. See “TAX EFFECTS” on page 57.  Completed partial withdrawal requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  Withdrawals are effected at unit values determined at the close of business on the day the withdrawal takes effect.

Surrendering Your Policy

You can surrender Your policy for cash and then We will pay You the net cash surrender value. A surrender charge will be deducted if You surrender Your policy or allow it to lapse during the surrender charge period. It is possible that You will receive no net cash surrender value if You surrender Your policy, especially in the first few policy years.  Taxes and a tax penalty may apply. See “Surrendering Your Policy” on page 51.

Completed surrender requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

For most policies We deduct a 5.00% premium charge from each premium payment.  We currently intend to eliminate this charge after the 15th policy year.  (This elimination is not guaranteed)  This charge partially reimburses Us for the selling and distribution costs of this policy and for premium taxes We pay.  If You elect to pay premiums by Civil Service Allotment, We also deduct a 46¢ (forty-six cents) service charge from each premium payment.  See “Deductions From Your Premiums” on page 53.

Deductions From Your Policy Fund

Certain amounts are deducted from Your policy fund each month.  These are:

•        an expense charge of $6.00

•        a cost of insurance deduction.  The amount of this charge is based on a number of factors, including, but not limited to, the Insured person’s attained age, sex, risk class, and the amount of insurance under Your policy; and

•        charges for additional benefits.

In addition, We can deduct fees when You make:

•        a partial withdrawal of net cash surrender value more than once in a policy year or

•        more than twelve transfers a year between investment divisions.  (We currently waive this charge).  See “Monthly Deductions From Your Policy Fund” on page 53.

We also deduct a daily charge at an annual rate of 0.90% of the assets in every investment division.  We currently intend to reduce this charge to 0.25% after the 10th policy year.  (This reduction is not guaranteed.)  This charge is for certain mortality and expense risks.

Surrender Charge

We deduct a surrender charge only if You surrender Your policy for its net cash surrender value or let Your policy lapse during the first 10 policy years.  If You keep this policy inforce for longer than 10 policy years, then You will not incur a surrender charge on the original face amount of insurance.  As explained in the section entitled “Surrender Charge” on page 56, a face amount increase will result in a new 10 year surrender charge period on the amount of the increase.

The surrender charge varies by the issue age, sex and class of the Insured at the time of issue.  The per $1,000 of face amount surrender charge is highest in the first year of Your policy and decreases to $0.00 the surrender charge period (this period is 10 policy years after date of issue or an increase in face amount).  For example, a male with an issue age of 35 and a class of preferred nonsmoker will have a first year surrender charge of $19.00 per $1,000 of face amount, but a male issue age 65 and a class of preferred nonsmoker will have a first year surrender charge of $50.00 per $1,000 of face amount.  The maximum first year surrender charge for all issue ages, sexes and classes is $52.50 per $1,000 of face amount.  The $52.50 per $1,000 surrender charge occurs for males issued at a smoker class with issue ages at 58 or older.

The surrender charge at the time of surrender is determined by multiplying the surrender charge listed in Your policy form, for the appropriate policy year, times the appropriate face amount of insurance and dividing by 1000.  If You change Your face amount of insurance after Your policy is issued, the face amount used in the surrender charge calculation is the highest face amount which exists during the time from the issue to the time of surrender of Your policy.  See “Surrender Charge” on page 17 for examples of the per $1,000 charge for various issue ages, sexes and classes.

ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Your policy remains inforce if the net cash surrender value can pay the monthly deductions.  In addition, during the minimum premium period, Your policy will remain inforce as long as You meet the applicable minimum premium requirements.  However, the policy can lapse (1) during the minimum premium period if You do not meet the minimum premium requirement and (2) after the minimum premium period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period).  See “YOUR POLICY CAN LAPSE” on page 64.

Correspondence, Inquiries, and Transactions

You can write to Us or call Us at Our Administrative Office to request transactions under Your policy, such as paying premiums, making transfers between investment divisions, or changing the face amount of Your policy, or with questions or to request information or service for Your policy.  Our Administrative Office is located at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

(800) 272-1642

FAX (Facsimile) Numbers

We have different fax (facsimile) numbers for different types of services.

 Transaction Requests

To send Us transaction requests by fax (facsimile), You should use the following fax numbers:

(605) 335-8557

 (877) 841-6709 (toll-free)

Some examples of transaction requests are:

                                 1.         Partial Withdrawals

                                 2.         Loan requests

                                 3.         Surrender requests

                                 4.         Transfers among funds

                                 5.         Fund or General Account additions/deletions

                                 6.         Premium allocation changes

                                 7.         Monthly deduction changes

                                 8.         Dollar Cost Averaging set-up

                                 9.         Portfolio rebalancing set-up

Transaction requests must be in “good order” and received at Our Administrative Office, at the address or number(s) above, to be processed (see “Policy Fund Transactions and “Good Order”” on page 44.)  Any transaction requests sent to another number (including the fax numbers below under “Service Requests”) or address may not be considered received and may not receive that day’s price.

Service Requests

To send Us service requests by fax (facsimile), You should use the following fax numbers:

(605) 335-3621

(877) 208-6136 (toll-free)

Transaction requests should not be faxed to these numbers, but instead to the Transaction Request fax numbers, above.

Some examples of service requests would be:

                                 1.         Ownership changes

                                 2.         Beneficiary changes

                                 3.         Collateral Assignments

                                 4.         Address changes

                                 5.         Request for general policy information

                                 6.         Adding or canceling Riders or Additional Benefits

                                 7.         Requesting prospectuses (or other information and documents) about the policy or the underlying funds

The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We may record all telephone transactions.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the policy owner by name, social security number, date of birth of the owner or the Insured person, or other identifying information.  We only allow certain transaction requests to be made with a telephone request.  Partial withdrawal, transfer, surrender and loan requests must be in good order, and may be made in writing or facsimile to Our Administrative Office.  Facsimile and telephone correspondence and transaction requests may not always be available.  Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should make Your correspondence and transaction request in writing.  There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Administrative Office.  You bear those risks. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe are genuine.

State Variations

Certain provisions of the policies may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in Your state.  See Your policy for specific variations since any such variations will be included in Your policy or in riders or endorsements attached to Your policy.  See Your agent or contact Our Administrative Office for additional information that may be applicable to Your state.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both policies carefully.  Remember that if You exchange another policy for the one described in this prospectus, You might have to pay a surrender charge and income taxes, including a possible penalty tax, on Your old policy, and there will be a new surrender charge period for this policy and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another policy for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this policy through an exchange or otherwise). If You purchase the policy in exchange for an existing life insurance policy from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the policy until We receive it. You should consult with and rely upon a tax advisor if You are considering a policy exchange. See “TAX EFFECTS” on page 57.

DETAILED INFORMATION ABOUT VARIABLE EXECUTIVE UNIVERSAL LIFE 2

INSURANCE FEATURES

This prospectus describes Our Variable Executive Universal Life 2 policy.  There may be contractual variances because of requirements of the state when Your policy is delivered.

How the Policies Differ From Whole Life Insurance

Variable Executive Universal Life 2 provides insurance coverage with flexibility in death benefits and premium payments.  It enables You to respond to changes in Your life and to take advantage of favorable financial conditions.  Variable Executive Universal Life 2 differs from traditional whole life insurance because You may choose the amount and frequency of premium payments, within limits.

In addition, Variable Executive Universal Life 2 has two types of death benefit options.  You may switch back and forth between these options.  Variable Executive Universal Life 2 also allows You to change the face amount (within limits) without purchasing a new insurance policy.  However, evidence of insurability may be required.

Variable Executive Universal Life 2 is “variable” life insurance because the policy fund and other benefits will vary up or down depending on the investment performance of the investment divisions or options You select.  You bear the risk of poor investment performance, but You get the benefit of good performance.

Application for Insurance

To apply for a policy You must submit a completed application, in good order.  We decide whether to issue a policy based on the information in the application and Our standards for issuing insurance and classifying risks.  If We decide not to issue a policy, then We will return the sum of premiums paid plus interest credited.  The maximum issue age is 80.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You.  Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.

We offer other variable life insurance policies that have different death benefits, policy features, and optional benefits.  However, these other policies also have different charges that would affect Your investment performance and policy fund.  To obtain more information about these other policies, contact Our Administrative Office.

Death Benefit

As long as Your policy remains inforce, We will pay the death benefit to the beneficiary when the Insured person dies (outstanding indebtedness will be deducted from the proceeds).

As the owner, You may choose between two death benefit options:

•        Option 1 provides a benefit that equals the face amount of the policy.  This “level” death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges.  Except as described below, the option 1 death benefit is level or fixed at the face amount.

•        Option 2 provides a benefit that equals the face amount of the policy plus the policy fund on the day the Insured person dies.  This “variable” death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage.  Under option 2, the value of the death benefit fluctuates with Your policy fund.

Under both options, federal tax law may require a greater benefit.  This benefit is a percentage multiple of Your policy fund.  The percentage declines as the Insured person gets older (this is referred to as the “corridor” percentage).  The minimum death benefit will be Your policy fund on the day the Insured dies multiplied by the percentage for his or her age.  For this purpose, age is the attained age (last birthday) at the beginning of the policy year of the Insured person’s death.  A table of corridor percentages and some examples of how they work, are in the statement of additional information which is available free upon request (see back cover).

Under either option, the length of time Your policy remains inforce depends on the net cash surrender value of Your policy and whether You meet the minimum premium period requirements. Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your policy fund. In addition, during the minimum premium period, Your policy remains inforce if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly minimum, for all of the policy months since the policy was issued.

The investment performances of the investment divisions and the interest earned in the General Account affect Your policy fund. Therefore, the returns from these investment options can affect the length of time Your policy remains inforce.

The minimum initial face amount is $150,000.

Notice and Proof of Death

We require satisfactory proof of the Insured person’s death before We pay the death benefit.  That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to Us.

Payment of Death Benefits and Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest paid on amounts in the Midland National Access Account are currently taxable to the beneficiary.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

Maturity Benefit

If the Insured person is still living on the maturity date, We will pay You the policy fund minus any outstanding loans.  The policy will then end.  The maturity date is the policy anniversary after the Insured person’s 100th birthday.  See “MATURITY DATE” on page 65.  In certain circumstances, You may extend the maturity date (doing so may have tax consequences).   See “TAX EFFECTS” on page 57.

Changes In Variable Executive Universal Life 2

Variable Executive Universal Life 2 gives You the flexibility to choose from a variety of strategies that enable You to increase or decrease Your insurance protection. Changing Your insurance protection may have tax consequences.  You should consult a tax adviser before changing Your insurance protection.

A reduction in face amount lessens the emphasis on a policy’s insurance coverage by reducing both the death benefit and the amount of pure insurance provided.  The amount of pure insurance is the difference between the death benefit and the policy fund.  This is the amount of risk We take.  A reduced amount at risk results in lower cost of insurance deductions from Your policy fund.

Increases in the face amount have the exact opposite effect of decreases.

A partial withdrawal reduces the policy fund and will reduce the death benefit, while providing You with a cash payment, but generally does not reduce the amount at risk.

Choosing not to make premium payments may have the effect of reducing the policy fund.

Under death benefit option 1, a reduction in the policy fund, due to negative market performance, has the following effect:

•        it increases the amount at risk (thereby increasing the cost of insurance deductions); and

•        it leaves the death benefit unchanged.

Under death benefit option 2, a reduction in the policy fund, due to negative market performance, has the following effect:

•        it decreases the death benefit; and

•        it either decreases the amount at risk or leaves it unchanged.

A reduction in the policy fund due to a partial withdrawal may have a different effect as shown in the example below.

Death Benefit Option 2 -- Face Amount + Policy Fund

		Policy NOT	Policy IN
		in Corridor	Corridor	Corridor Factor
Before	Face Amount	$ 100,000	$ 100,000	Age 35	2.5
Partial	Policy Fund	$ 30,000	$ 75,000
Withdrawal	Death Benefit	$ 130,000	$ 187,500
	Amount at Risk	$ 100,000	$ 112,500

	Partial Withdrawal	$ 10,000	$ 10,000

After	Face Amount	$ 100,000	$ 100,000
Partial	Policy Fund	$ 20,000	$ 65,000
Withdrawal	Death Benefit	$ 120,000	$ 165,000
	Amount at Risk	$ 100,000	$ 100,000

Under death benefit option 1, a partial withdrawal results in a dollar for dollar reduction of both the policy fund and the face amount (and hence death benefit).

Changing The Face Amount of Insurance

You may change the face amount of Your policy by submitting a fully completed policy change application, in good order, to Our Administrative Office.  You can only change the face amount twice each policy year.  All changes are subject to Our approval and to the following conditions:

For increases:

•        Increases in the face amount must be at least $25,000.  By Midland National’s current company practice, We may allow amounts lower than this.

•        To increase the face amount, You must provide, in good order, a fully completed policy change application and satisfactory evidence of insurability.  If the Insured person has become a more expensive risk, then We charge higher cost of insurance fees for the additional amounts of insurance (We reserve the right to change this procedure in the future).

•        Monthly cost of insurance deductions from Your policy fund will increase.  These begin on the date the face amount increase takes effect.

•        The right to examine this policy does not apply to face amount increases.  (It only applies when You first purchase the policy).

•        There will be an increase in the minimum premium requirements.

•        A new surrender charge period and a new or increased surrender charge will apply to the face amount increase

For decreases:

•        The surrender charge remains unchanged at the time of decrease.

•        You cannot reduce the face amount below the minimum issue amounts as noted on the Schedule of Policy Benefits page of Your policy.

•        Monthly cost of insurance deductions from Your policy fund will decrease.

•        The federal tax law may limit a decrease in the face amount.  If that limit applies, then Your new death benefit will be Your policy fund multiplied by the corridor percentage the federal tax law specifies for the Insured’s age at the time of the change.

•        If You request a face amount decrease after You have already increased for the face amount at substandard (i.e., higher) cost of insurance deductions, and the original face amount was at standard cost of insurance deductions, then We will first decrease the face amount that is at substandard higher cost of insurance deductions.  We reserve the right to change this procedure.

•        There will be no decrease in the contractual minimum premium period premium requirement. By Midland National’s current company practice, the minimum premium is reduced when a decrease in face amount is processed.

Changing the face amount may have tax consequences.  See “TAX EFFECTS” on page 57. You should consult with and rely upon a tax advisor before making any change.

Changing Your Death Benefit Option

You may change Your death benefit option from option 1 to option 2 by submitting a fully completed policy change application, in good order, to Our Administrative Office.  We require satisfactory evidence of insurability to make this change. If You change from option 1 to option 2, the face amount decreases by the amount of Your policy fund on the date of the change.  This keeps the death benefit and net amount at risk the same as before the change.  We may not allow a change in death benefit option if it would reduce the face amount below the minimum issue amounts, as noted on the schedule of policy benefits page of Your policy.

You may change Your death benefit option from option 2 to option 1 by sending a written request, in good order, to Our Administrative Office.  If You change from option 2 to option 1, then the face amount increases by the amount of Your policy fund on the date of the change.  These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change.  When the death benefit remains the same, there is no change in the net amount at risk.  This is the amount on which the cost of insurance deductions are based.

Changing the death benefit option may have tax consequences.  You should consult a tax advisor before making any change.

When Policy Changes Go Into Effect

Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary after the date We approve Your request.  After Your request is approved, You will receive a written notice showing each change.  You should attach this notice to Your policy.  We may also ask You to return Your policy to Us at Our Administrative Office so that We can make a change.  We will notify You in writing if We do not approve a change You request.  For example, We might not approve a change that would disqualify Your policy as life insurance for income tax purposes.

Policy changes may have negative tax consequences.  See “TAX EFFECTS” on page 57.  You should consult a tax advisor before making any change.

Flexible Premium Payments

You may choose the amount and frequency of premium payments, within the limits described below.

Even though Your premiums are flexible, Your schedule of policy information page will show a “planned” periodic premium.  You determine the planned premium when You apply and can change it at any time.  You will specify the frequency to be on a quarterly, semi-annual or annual basis.  Planned periodic premiums may be monthly if paid by pre-authorized check.  Premiums may be bi-weekly if paid by Civil Service Allotment.  If You decide to make bi-weekly premium payments, We will assess the Civil Service Allotment Service Charge of $0.46 per bi-weekly premium.  The planned premiums may not be enough to keep Your policy inforce.

The insurance goes into effect when We receive Your initial minimum premium payment (and approve Your application).  We determine the initial minimum premium based on:

1)   the age, sex and premium class of the Insured,

2)   the initial face amount of the policy, and

3)   any additional benefits selected.

All premium payments should be payable to Midland National.  After Your first premium payment, all additional premiums should be sent directly to Our Administrative Office.

We will send You premium reminders based on Your planned premium schedule.  You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment.  Generally, You may pay premiums at any time.  Amounts must be at least $50, unless made by a pre-authorized check.  Under Midland National’s current Company practice, amounts made by a pre-authorized check can be as low as $30.

Payment of the planned premiums does not guarantee that Your policy will stay inforce.  Additional premium payments may be necessary.  The planned premiums increase when the face amount of insurance increases.  If Your policy contains the Automatic Benefit Increase Provision Rider, this includes increases resulting from this rider. Generally, if Your policy was issued after May 1, 1998 and prior to July 14, 2004, You will have this rider.  (For more information on the Automatic Benefit Increase Provision see “APPENDIX A” on page 75 for details on how and when the increases are applied.)

If You send Us a premium payment that would cause Your policy to cease to qualify as life insurance under federal tax law, then We will notify You and return that portion of the premium that would cause the disqualification.

Premium Provisions During The Minimum Premium Period

During the minimum premium period, You can keep Your policy inforce by meeting a minimum premium requirement.  The minimum premium period lasts until the 5th policy anniversary.  A monthly minimum premium is shown on Your policy information page.  (This is not the same as the planned premium.)  The minimum premium requirement will be satisfied if the sum of premiums You have paid, less Your loans and withdrawals, equal to or greater than the sum of the monthly premiums required on each monthly anniversary.  The minimum premium increases when the face amount increases.

During the minimum premium period, Your policy will enter a grace period and lapse if:

•        the net cash surrender value cannot cover the monthly deductions from Your policy fund; and

•        the premiums You have paid, less Your loans and withdrawals, are less than the total monthly minimum premiums required to that date.

Remember that the net cash surrender value is the policy fund minus the surrender charge and minus any outstanding policy debt.

This policy lapse can occur even if You pay all of the planned premiums.

Premium Provisions After The Minimum Premium Period.  After the minimum premium period, Your policy will enter a grace period and lapse if the net cash surrender value cannot cover the monthly deductions from Your policy fund.  Paying Your planned premiums may not be sufficient to maintain Your policy because of investment performance, charges and deductions, policy changes or other factors.  Therefore, additional premiums may be necessary to keep Your policy inforce.

Allocation of Premiums

Each net premium will be allocated to the investment divisions or to Our General Account on the later of the day We receive it Your premium payment, in good order, at Our Administrative Office (if We receive it before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time)) or on the record date.  When premium is received before the record date, the net premium will be held and earn interest in the General Account until the day after the record date.  When this period ends Your instructions will dictate how We allocate the net premium.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You.  Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.  Once We receive the application and initial premium from the selling broker-dealer, Your instructions will dictate how We allocate the net premium.

The net premium is the premium minus a premium charge and any applicable service charge.  (Please note: The first monthly deduction is also taken from the initial premium).  Each net premium is put into Your policy fund according to Your instructions.  Your policy application may provide directions to allocate net premiums to Our General Account or the investment divisions.  You may not allocate Your policy fund to more than 10 investment divisions at any one point in time.  Your allocation instructions will apply to all of Your premiums unless You write to Our Administrative Office with new instructions.  You may also change Your allocation instructions by calling Us at (800) 272-1642 or faxing Us at 605-373-8557 or toll-free (877) 841-6709. Changing Your allocation instructions will not change the way Your existing policy fundis apportioned among the investment divisionsor the General Account. Allocation percentages may be any whole number from 0 to 100.  The sum of the allocation percentages must equal 100.  Of course, You may choose not to allocate a premium to any particular investment division.  See “THE GENERAL ACCOUNT” on page 52.   If at any time You elect to have policy fundin the General Account, then any Sammons Advisor’s asset allocation model You are using will be cancelled and Your policy fundwill become self-directed.

If You use a third party registered investment adviser in connection with allocations among the investment divisions, it is Your responsibility to pay the advisory fees.  Your use of any third party investment advisory or asset allocation service, whether or not by a Company affiliate, does not constitute Us providing investment advice.

Additional Benefits

You may include additional benefits in Your policy.  Certain benefits result in an additional monthly deduction from Your policy fund.  You may cancel these benefits at any time.  However, canceling these benefits may have adverse tax consequences and You should consult a tax advisor before doing so.  There is generally an extra charge for these benefits.  The following briefly summarizes the additional benefits that are currently available:

1.            Accidental Death Benefit Rider: This rider can be selected at the time of application or added to an inforce policy. Under this rider, We will pay an additional benefit if the Insured person dies from a physical injury that results from an accident, provided the Insured person dies before the policy anniversary that is within a half year of his or her 70th birthday. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

2.            Additional Insured Rider: This rider can be selected at the time of application or added to an inforce policy. With this benefit, We will provide term insurance for another person, such as the Insured person’s spouse, under Your policy.  A separate charge will be deducted for each additional Insured. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

3.            Automatic Benefit Increase Provision Rider:  This rider is also known as the Cost of Living Rider 2.  Generally, only policies issued after May 1, 1998, and prior to July 15, 2004 contain this rider. The only exception to this would be if Your application was in the underwriting process prior to July 15, 2004.  If this is the case, You may have a policy date later than July 15, 2004 and still have the Automatic Benefit Increase Provision Rider.  For more detailed information see “APPENDIX A” on page 75.

4.            Benefit Extension Rider: This rider can prevent the policy from lapsing due to high amounts of policy debt, provided certain conditions are met. If You choose this rider and exercise its benefits, there is a risk that the death benefit may be substantially reduced. This rider can be selected at the time of application or added to an inforce policy. There is no additional charge for this benefit.

You may elect this benefit while You meet the conditions listed below by sending Us written notice. When the benefit availability conditions listed below are satisfied and the policy debt is equal to or greater than 87% of the policy fund, We will send a written notice to Your last known address, at least once each policy year, that the benefit election is available to You.  If You decide to elect this benefit at that time, You must send Us written notice within 30 days of the date We mail this notice.

        This benefit is not available unless all of the following conditions are met.

1.  The Policy has been inforce for at least 15 policy years;

2.  the Insured’s policy age or attained age must be at least age 65;

3.  You have made withdrawals of all Your premium; and

4.  policy debt does not exceed the benefit election amount as defined below.

         The benefit election amount is as follows:

•  89% of the policy fund for policy ages or attained ages that are greater than or equal to age 65 but less than or equal to age 74;

•  93% of the policy fund for policy ages or attained ages that are greater than or equal to age 75.

However, if You choose to take a loan or withdrawal that causes the policy debt to exceed the benefit election amount during the 30 days after the written notice has been sent, this benefit election will not be available.

The effective date of this benefit will be the monthly anniversary date that follows the date We receive Your written notice.  The entire amount of Your policy fund must be allocated to the General Account on and after the effective date. If You have any portion of the policy fund in the Separate Account on the effective date, We will transfer it to Our General Account on that date.  No transfer charge will apply to this transaction and it will not count toward the maximum number of transfers allowed in a policy year.

The benefit extension period begins as of the effective date of the rider and ends (and the rider terminates) on the earlier of:

a)      the Insured’s death; or

b)      surrender of the policy; or

c)      the date any loans or withdrawals are taken.

        During the benefit extension period:

1.      We guarantee Your policy will remain in force until the Insured’s death provided the policy is not terminated due to surrender, and You do not take loans or withdrawals after the effective date.

2.      The excess policy debt provision in the policy will be suspended.

3.       All monthly deductions will be taken from the General Account.

4.      We will not allow any:

(a)    premium payments; or

(b)   transfers to the Separate Account; or

(c)    face amount changes; or

(d)   death benefit option changes.

5.      The death benefit option will be death benefit option 1, and the death benefit will be subject to the minimum death benefit provisions below.

6.      If the policy debt does not exceed the face amount as of the rider’s effective date, the face amount will be decreased to equal the policy fund as of the effective date.  We will send You an endorsement to reflect the new face amount.

7.      Any riders and supplemental benefits attached to the policy will terminate.

During the benefit extension period, the death benefit will be determined exclusively by death benefit option 1 and will be equal to the greatest of the following amounts for the then current policy year:

a.      100% of the policy fundas of the date We receive due proof of the Insured’s death;

b.      The minimum amount of death benefitnecessary for the policy to continue its qualification as a life insurance policy for federal tax purposes.

c.      The face amount(the option 1 death benefit).

In some circumstances, electing the benefit can cause Your policy to become a modified endowment contract (“MEC”).  You should consult with and rely on a tax advisor when making policy changes, taking loans or withdrawals to help You avoid situations that may result in Your policy becoming a MEC.

You may make loan repayments at anytime. Loan repayments will be allocated to the General Account. Interest charged on policy debt will continue to accrue during the benefit extension period.  Making loan repayments does not terminate the rider.

            This Rider will terminate upon the earliest of:

1.      The date of the Insured’s death; or

2.      The date You surrender the policy; or

3.      The date any loans or withdrawals are taken during the benefit extension period.

Anyone contemplating the purchase of the policy with the Benefit Extension Rider should be aware that the tax consequences of the Benefit Extension Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Benefit Extension Rider causes the policy to be converted into a fixed policy.  You should consult with and rely on a tax advisor as to the tax risk associated with the Benefit Extension Rider. See “TAX EFFECTS” on page 57.

5.            Children’s Insurance Rider: This rider provides term life insurance on the lives of the Insured person’s children.  Coverage under this rider includes natural children, stepchildren, and legally adopted children, between the ages of 15 days and 18 years.  They are covered until the Insured person reaches age 65 or the child reaches age 25, whichever is earlier. The Children’s Insurance Rider is no longer available for issue on new or inforce policies.

6.            Children’s Insurance Rider 2: This rider can be selected at the time of application or added to an inforce policy. This rider provides term life insurance on the lives of the Insured person’s children.  Coverage under this rider includes natural children, stepchildren, and legally adopted children, between the ages of 15 days and 18 years.  They are covered until the Insured person reaches age 65 or the child reaches age 23, whichever is earlier. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

7.            Extended Maturity Option: This option is automatically included on all newly issued policies.  This benefit provides You with the ability to request an extension of the maturity date indefinitely, or as long as allowed by the IRS and Your state. If the Insured is alive on the maturity date and this policy is still inforce and not in the grace period, this option may be elected.

Generally, in order to elect this option, all of the policy fund must be transferred to either the General Account or the Money Market investment division and the death benefit option must be elected as option 1, unless Your state requires otherwise.  Once Your policy is extended beyond the maturity date, We will not charge any further monthly deductions against Your policy fund and We will only allow transfers to the General Account or the Money Market investment division.

Furthermore, We will not allow any of the following to occur:

•  Increase in the face amount of insurance

•  Changes in the death benefit options

•  Premium payments

The Extended Maturity Option election may have tax consequences.  Consult Your tax advisor before taking this election.

8.            Family Insurance Rider: This rider provides term life insurance on the Insured person’s children as does the Children’s Insurance Rider.  This rider also provides decreasing term life insurance on the Insured’s spouse. The Family Insurance Rider is no longer available for issue on new or inforce policies.

9.            Flexible Disability Benefit Rider: This rider must be selected at the time of application. Under this rider, We pay a set amount into Your policy fund each month (the amount is on Your policy information page).  The benefit is payable when the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months.  The disability must start before the policy anniversary following the Insured person’s 60th birthday.  The benefit will continue for as long as the disability lasts or until the Insured person reaches age 65, whichever is earlier.  If the amount of the benefit paid into the policy fund is more than the amount allowed under the income tax code, the monthly benefit will be paid to the Insured.

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter until the policy anniversary on which the Insured reaches attained age 60.

10.        Guaranteed Insurability Rider: This rider must be selected at the time of application. This benefit provides for additional amounts of insurance without further evidence of insurability. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

11.        Living Needs Rider: This rider can be selected at the time of application or added to an inforce policy. This benefit provides an accelerated death benefit as payment of an “Advanced Sum,” in the event the Insured person is expected to die within 12 months (or a longer period if required by state law).

Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes an advanced sum payment made under the Living Needs Rider should be fully excludable from the gross income of the beneficiary, as long as the beneficiary (the tax payer) is the Insured person under the policy (except in certain business contexts).  You should consult a tax advisor if such an exception should apply.  The tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are unclear, however.  You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

There is no charge for this benefit prior to the time of a payment. This amount of the advanced sum is reduced by expected future interest and may be reduced by a charge for administrative expenses.  Currently, We charge an administrative fee of $200 at the time benefits are paid from this rider.  We reserve the right to increase this amount.

On the day We pay the accelerated death benefit, We will reduce the following in proportion to the reduction in the eligible death benefit:

a)      the death benefit of the policy and of each eligible rider

b)      the face amount

c)      any policy fund

d)      any outstanding loan

When We reduce the policy fund, We allocate the reduction based on the proportion that Your unloaned amounts in the General Account and Your amounts in the investment divisions bear to the total unloaned portion of Your policy fund.

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum advanced sum is 50% of the eligible death benefit (which is the death benefit of the policy plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders). Currently, We have a maximum advanced sum of $250,000 and a minimum advanced sum of $5,000.

12.        Waiver of Charges Rider: This rider can be selected at the time of application or added to an inforce policy with proof of insurability. With this benefit, We waive monthly deductions from the policy fund during the total disability of the Insured, if the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months. If a disability starts before the policy anniversary following the Insured person’s 60th birthday, then We will waive monthly deductions for as long as the disability continues. If a disability starts after the policy anniversary following the Insured person’s 60th birthday, then You will not receive any benefit under this rider.

We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

The Children’s Insurance Riders, the Family Insurance Rider and the Additional Insured Rider all provide term insurance. Term insurance, unlike base coverage, does not provide a cash value or an opportunity for the death benefit and to grow.  However, the cost of term insurance may be lower than the cost of base coverage.

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies.  The Separate Account meets the definition of a “Separate Account” under the federal securities laws.  Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  Midland National is obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds.  You may allocate part or all of Your net premiums to ten of the fifty-eight investment divisions currently available in Our Separate Account at any one time.

The Funds

Each of the portfolios available under the policy is a “series” of its respective investment company. Currently there are fifty-eight investment divisions.

The funds’ shares are bought and sold by Our Separate Account at net asset value.  More detailed information about the funds and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Policy owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the Policies and other variable insurance products issued by Midland National.  These percentages currently range up to 0.25% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering (i) the policies, and (ii) in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies Of The Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  A portfolio’s objectives and policies affect its returns and risks.  Each investment division’s performance depends on the experience of the corresponding portfolio.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Dividend Growth Fund (Formerly Invesco V.I. Financial Services Fund -– Series I Shares)

The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in the financial services-related industries.

Invesco V.I. Global Health Care Fund – Series I Shares

The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by domestic and foreign companies and governments engaged primarily in the healthcare industry.

Invesco V.I. International Growth Fund – Series I Shares

The Fund's investment objective is long-term growth of capital.  The Fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth.  The Fund invests primarily in equity securities.

Alger Portfolios
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio**	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund**	Seeks capital growth and current income. Invests approximately 60 percent of its assets in common stocks and the rest in fixed income securities.
American Century VP Capital Appreciation Fund	Seeks capital growth.
American Century VP Income & Growth Fund**	Seeks capital growth by investing in common stocks. Income is a secondary objective.
American Century VP International Fund	Seeks capital growth.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
Fidelity® Variable Insurance Products
VIP Asset ManagerSM Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
VIP Equity-Income Portfolio

Seeks reasonable income. Will also consider the potential for capital appreciation.  The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation.
VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.
VIP Growth Portfolio	Seeks to achieve capital appreciation.
VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio	Seeks long-term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
VIP Overseas Portfolio	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Large Cap Value Fund	Seeks long-term capital appreciation.
Goldman Sachs VIT Structured Small Cap Equity Fund	Seeks long-term growth of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Capital Structure Portfolio	Seeks current income and capital appreciation.
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities Portfolio	Seeks long-term capital appreciation.
Lord Abbett Mid-Cap Value Portfolio	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS Variable Insurance Trusts
MFS VIT Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS VIT Investors Trust Series**	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS VIT New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS VIT Research Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS VIT Total Return Series	Seeks total return. The fund’s objective may be changed without shareholder approval.
MFS VIT Utilities Series	Seeks total return. The fund’s objective may be changed without shareholder approval.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Regency Portfolio	Seeks growth of capital.
PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio**	Seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ProFunds Trust
ProFund VP Japan

Seeks daily investment results, before fees and expenses,  that correspond to the daily performance of the Nikkei 225 Stock Average. The Fund seeks to provide a return consistent with an investment in the component equities in the Index hedged to U.S. Dollars.  The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the dollar-denominated Nikkei 225 futures contracts traded in the United States.

ProFund VP Oil & Gas	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
ProFund VP Small-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600®/Citigroup Value Index.
ProFund VP Ultra Mid-Cap

Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400®.  The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.

Vanguard Variable Insurance Funds

Vanguard® VIF Balanced Portfolio	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard® VIF High Yield Bond Portfolio	Seeks to provide high level of current income.
Vanguard® VIF International Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Mid-Cap Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard® VIF REIT Index Portfolio	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard® VIF Short-Term Investment-Grade Portfolio	Seeks to provide current income with limited price volatility.
Vanguard® VIF Small Company Growth Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Total Bond Market Index Portfolio	Seeks to track the performance of a broad, market-weighted bond index.
Vanguard® VIF Total Stock Market Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

*During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.

** These Investment Divisions were closed to new investors as of June 15, 2007.  If You had money invested in any of these Investment Divisions as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into that portfolio.  However, if You redeem or transfer completely out of any of these Investment Divisions after that date, You will not be able to reinvest in the portfolio.

Invesco Advisers, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc.   Fidelity Management & Research Company (FMR) is the manager for the Fidelity Variable Insurance Products (VIP) Portfolios except for the Fidelity Freedom fund’s which are managed by Strategic Advisers, Inc.  Fred Alger Management, Inc. manages the Alger Portfolios.  Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc.  MFS® Investment Management manages the MFS® Variable Insurance TrustSM. Neuberger Berman Management LLC manages the Neuberger Berman AMT Portfolios.   Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. ProFund Advisors, LLC is the investment advisor to ProFunds Trust.  Van Eck Associates Corporation manages the Van Eck VIP Trust. The Vanguard Group, Inc. manages the Vanguard Variable Insurance Fund.

The fund portfolios available under these policies are not available for purchase directly by the general public.   In addition, the fund portfolios are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.

Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the policies may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the policy are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the policies, and, in Our role as an intermediary, the funds.  We may profit from these payments.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance.  Because investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.   You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in Your policy fund resulting from the performance of the portfolios You have chosen.

Midland National does not provide investment advice and does not recommend or endorse any particular fund or portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: 605-335-3621 or toll-free (877) 208-6136

Effects of Market Timing

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account (“Harmful Trading) can cause risks with adverse effects for other policy owners (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

The ProFunds portfolios are designed for, and affirmatively permit, frequent and short term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Charges In The Funds

The funds charge for managing investments and providing services. Each portfolio’s charges vary.

The Fidelity VIP portfolios have an annual management fee. That is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity VIP Management & Research Company’s mutual funds. In addition, each of these portfolios’ total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity VIP portfolios are based on the Initial Class. See the Fidelity VIP portfolios’ prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.

The funds, with the exception of Fidelity VIP, have annual management fees that are based on the monthly average of the net assets in each of the portfolios. The funds may also impose redemption fees, which We would deduct from Your policy fund. See each portfolio company’s prospectus for details.

Asset Allocation Program

The following is a general description of the asset allocation program available under the policy.  A complete description of each model is available in the consumer brochure for the asset allocation program that is available upon request from Your registered representative.

General

Under Midland National’s asset allocation program, five models have been developed based on different profiles of an investor’s financial goals, willingness to accept investment risk, investment time horizon and other factors.  You can elect one of these models or create Your own “self-directed” portfolio.

The asset allocation models available are not offered by this prospectus and are not part of Your policy.  Asset allocation models are a separate service We make available in connection with the policy at no additional charge to You, to help You select investment options.  Asset allocation programs are an investment strategy for distributing assets among asset classes to help attain an investment goal.  For Your policy, the asset allocation models can help with decisions You need to make about how to allocate Your policy fund among available subaccounts (and their corresponding portfolios).  The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

There is no assurance that investment returns will be better through participation in an asset allocation program.  Your policy may still lose money and experience volatility.

The Asset Allocation Models

There are five asset allocation models currently available.  All of the models involve some degree of investment risk, including the risk of investment losses.

Conservative – The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel him/her to shift into the most conservative investment if losses occur.  Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value (i.e. less volatility). Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to seek relatively more safety of his or her investment.  However, even this model involves some risk of investment loss.

Moderate Conservative – This model is appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio.  This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range.  While this model is still designed to preserve the investor’s capital over the long term, fluctuation in value (and investment losses) may occur from year to year.

Moderate – The moderate investor is willing to accept more risk than the conservative investor is, and does not try to minimize investment losses but is probably not comfortable with and less willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses.  Achieving long-term return and safety of investment are of equal importance to the moderate investor.

Moderate Aggressive – Designed for investors with a high tolerance for risk and a longer time horizon.  This investor has little need for current income and seeks above-average growth from his/her investable assets.  The main objective of this range is capital appreciation, and these investors should be able to tolerate fluctuation in value and some losses in their portfolio values.

Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses.  The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher long-term return.

The Current Models

Asset allocation models allocate policy fund among different asset classes, as discussed above, and one or more specific fund portfolios is/are used within each asset class.  Just as the percentages of policy fund allocated to each asset class may change from time to time, the specific fund portfolios used within each asset class may change from time to time as the result of a number of factors, such as investment performance, style drift, the availability of fund portfolios (because of fund mergers, fund liquidations, fund closings, etc.).

Currently, the asset allocation models are made up of the following target percentages of asset classes:

Conservative

  59% Intermediate Bonds
  13% Cash Equivalents
  6% Large Cap Value
  6% High-Yield Bonds
  5% International Equity
  4% Large Cap Growth
  4% Mid Cap Equity
  3% Hard Assets

Moderate Conservative

  44% Intermediate Bonds
  8% Cash Equivalents
  10% Large Cap Value
  5% High-Yield Bonds
  11% International Equity
  8% Large Cap Growth
  8% Mid Cap Equity
  3% Small Cap Equity
  3% Hard Assets

Moderate

  33% Intermediate Bonds
  3% Cash Equivalents
  13% Large Cap Value
  4% High-Yield Bonds
  16% International Equity
  11% Large Cap Growth
  11% Mid Cap Equity
  5% Small Cap Equity
  4% Hard Assets

Moderate Aggressive

  19% Intermediate Bonds
  17% Large Cap Value
  3% High-Yield Bonds
  21% International Equity
  14% Large Cap Growth
  14% Mid Cap Equity
  7% Small Cap Equity
  5% Hard Assets

Aggressive

  5% Intermediate Bonds
  19% Large Cap Value
  28% International Equity
  16% Large Cap Growth
  17% Mid Cap Equity
  10% Small Cap Equity
  5% Hard Assets

Currently, the asset allocation models are made up of the following fund portfolios, by asset class:

Intermediate Bonds:

  PIMCO VIT Total Return Portfolio
  Fidelity VIP Investment Grade Bond Portfolio

Cash Equivalents:

  Fidelity VIP Money Market Portfolio

Large Cap Value:

  American Century VP Value Fund

Large Cap:

  Fidelity VIP Index 500 Portfolio

High-Yield Bonds:

  Fidelity VIP High Income Portfolio

International Equity:

  Invesco V.I. International Growth Fund
  Vanguard VIF International Portfolio

Large Cap Growth:

  MFS® VIT Growth Series

Mid Cap Equity:

  Vanguard VIF Mid-Cap Index Portfolio

Small Cap Equity:

  Vanguard VIF Small Company Growth Portfolio
  ProFunds VP Small-Cap Value

Hard Assets:

  Van Eck VIP Global Hard Assets Fund

Selecting an Asset Allocation Model

If You participate in the asset allocation program, then You must complete a questionnaire that, among other things, solicits information about Your personal investment risk tolerance, investment time horizon, financial goals and other factors.  Based on Your responses to that questionnaire, a particular asset allocation model may be suggested for Your use.

Although You may only use one model at a time, You may elect to change to a different model at any time as Your tolerance for risk and/or Your needs and objectives change or for any other reason.  Using the questionnaire and in consultation with Your representative, You may determine a different model better meets Your risk tolerance and time horizons.  There is no fee to change to a different model.

If You elect to participate in the asset allocation program, You can also elect to become a client of Sammons Advisor Services, a division of Sammons Securities Inc., an investment advisor registered under the Investment Advisers Act of 1940 and an affiliate of Midland National.  If You have elected to become a client of Sammons Advisor Services, You will be provided with a packet of information that includes the following information:

•        Sammons Advisor Services Client Agreement — 2 copies

•        Midland National Authorization Form for Sammons Advisor Services

•        Instructions on how to complete and submit the above referenced forms

•        Sammons Advisor Services Privacy Notice

Upon completion of the forms, Sammons Advisor Services will serve as Your investment advisor, but solely for the purpose of developing and updating the asset allocation models.  Sammons Advisor Services currently follows the recommendations of an independent third-party consultant to develop and update the models.  From time to time, Sammons Advisor Services may select a different third-party consultant to provide recommendations, to the extent permitted under applicable law, or they may develop and/or update model portfolios without retaining a third party.

It is Your responsibility to select or change Your asset allocation model.  Your representative can provide You with information that may assist You in selecting a model appropriate for Your risk tolerance.  Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee they will perform better than a self-directed portfolio.  A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options.  In addition, the models are subject to all of the risks associated with the separate account investment portfolios.

Periodic Updates of Asset Allocation Models and Notices of Updates

Sammons Advisor Services, through its third-party consultant as described above, periodically reviews the models (generally on an annual basis) and may find that asset allocations within a particular model may need to be changed.  Similarly, the principal investments, investment style, or investment manager of an investment portfolio may change such that it is no longer appropriate for a model, or conversely, it may become appropriate for a model.

If You have elected to become a client of Sammons Advisor Services, We will provide notice regarding any such changes 30 days prior to the date the changes become effective.  If You do not wish to have Your policy fund reallocated and rebalanced to the new model, You must “opt-out” of the change by notifying Us prior to the effective date of the change.  If You take no action within the allotted 30 days, Your current allocations will be automatically rebalanced to the new model on the effective date of the changes and future premium allocations will be changed to match the new model.  As a Sammons Advisor Services client You cannot allocate funds to the General Account.  If at any time You elect to have policy fund in the General Account, Your model will be cancelled and Your policy fund will become self-directed.

Generally, You are free to move from one allocation model to another and to move in and out of the allocation models.  If You elect to opt-out of an announced model change or otherwise direct Us to reallocate Your policy fund or future premium outside of these models, Your policy fund will become a self-directed portfolio on the date the change becomes effective.  However, if You have an optional rider that limits Your investment options, and You opt out of a change or otherwise reallocate Your policy fund or premium in a way that is not permitted by the rider, then the rider will terminate.

If You submit an opt-out notice in response to an announced model change, Your investment options and future premium allocations will not be changed until You provide Us with new instructions.  You will continue to receive notifications of future model changes for as long as Your agreement with Sammons Advisor Services is in effect.  If You wish to re-enter an asset allocation model in the future, You must opt-in by notifying Us in writing.

If You do not elect to become a client of Sammons Advisor Services, You will not be notified of changes to the asset allocation models and Your policy fund and future premiums will not be reallocated to the new model.  Your policy fund and future premium allocations will remain static based on the model that was in effect at the time You elected the model unless You provide Us with new instructions.

Other Information

Midland National may perform certain administrative functions on behalf of Our affiliate, Sammons Advisor Services, including but not limited to communication regarding its recommendations and services on its behalf.  However, We are not registered as an investment advisor and are not providing any investment advice in making asset allocation models or self-directed portfolios available to Our policy owners.  Furthermore, Your registered representative is not providing any investment advice related to the asset allocation program.

USING YOUR POLICY FUND

The Policy Fund

Your policy fund is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a policy loan).  Your policy fund reflects various charges.  See “DEDUCTIONS AND CHARGES” on page 53.  Monthly deductions are made on the policy date and on the first day of each policy month.  Transaction and surrender charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

Your policy fund begins with Your first premium payment.  From Your premium We deduct a premium charge, any applicable service charge, and the first monthly deduction (and any per premium expenses) as described in the “Deductions From Your Premiums” section on page 53.  The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        impact of loans, and

•        impact of partial withdrawals.

We guarantee amounts allocated to the General Account.  There is no guaranteed minimum policy fund for amounts allocated to the investment divisions of Our Separate Account.  An investment division’s performance will cause Your policy fund to go up or down.  You bear that investment risk.

Amounts In Our Separate Account

Amounts allocated or transferred to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate net premiums, repay loans or transfer amounts to that division.  Accumulation units are redeemed when You make withdrawals, when You transfer amounts from an investment division (including transfers for loans), when We make monthly deductions and charges, and when We pay the death benefit.  The number of accumulation units purchased or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division’s accumulation unit value next determined at the end of the business day on which the transaction occurs; if the transaction occurs after 3:00 p.m. Central Time, then We will use the investment division's accumulation unit value on the next business day.  The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

How We Determine The Accumulation Unit Value

We determine accumulation unit values for the investment divisions at the end of each business day.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  They reflect investment income, the portfolio’s realized and unrealized capital gains and losses, the funds’ expenses, and Our deductions and charges.  The accumulation unit value for each investment division is set at $10.00 on the first day there are policy transactions in Our Separate Account associated with these policies.  After that, the accumulation unit value for any business day is equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

•        We take the value of the shares belonging to the division in the corresponding fund portfolio at the close of business that day (before giving effect to any policy transactions for that day, such as premium payments or surrenders).  We use the share value reported to Us by the fund.

•        We add any dividends or capital gains distributions paid by the portfolio that day.

•        We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any policy transactions on that day).

•        We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday and Sunday).  The daily charge is .0024547%, which is an effective annual rate of 0.90%.  We currently intend to reduce this charge to 0.25% after the 10th policy year.  (This reduction is not guaranteed). (See “Mortality and Expense Risks” on page 53.)

•        We may also subtract any daily charge for taxes or amounts set aside as tax reserves.

Policy Fund Transactions and “Good Order”

The transactions described below may have different effects on Your policy fund, death benefit, face amount or cost of insurance deductions.  You should consider the net effects before making any policy fund transactions.  Certain transactions have fees.  Remember that upon completion of these transactions, You may not have Your policy fund allocated to more than 10 investment divisions.

Good Order. We cannot process Your requests for transactions relating to Your policy fund until We have received them in good order at Our Administrative Office.  “Good order” means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction.  This information and documentation generally includes, to the extent applicable, Your completed application, the policy number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all policy owners, exactly as registered on the policy, social security number or taxpayer I.D., and any other information or supporting documentation that We may require.  With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Transfers Of Policy Fund

You may transfer amounts among the investment divisions and between the General Account and any investment divisions.  To make a transfer of policy fund, write to Our Administrative Office at the address shown on the page one of this prospectus. You may also call-in Your requests to Our Administrative Office toll-free at (800) 272-1642 or fax Your requests to Our Administrative Office at 605-373-8557 or toll-free (877) 841-6709. Any requests sent to other numbers may not be considered received in Our Administrative Office.  Currently, You may make an unlimited number of free transfers of policy fund in each policy year subject to the “Transfer Limitations” below).  However, We reserve the right to assess a $25 charge for each transfer after the 12th in a policy year.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.  If We charge You for making a transfer, then We will allocate the charge as described under “Deductions and Charges – How Policy Fund Charges Are Allocated” on page 55.  Although a single transfer request may include multiple transfers, it will be considered a single transfer for the purpose of assessing any transfer charge.

The total amount that can be transferred from the General Account to the Separate Account, in any policy year, cannot exceed the larger of:

1.      25% of the unloaned amount in the General Account at the beginning of the policy year, or

2.      $25,000 (We reserve the right to decrease this to $1,000)

These limits do not apply to transfers made in a Dollar Cost Averaging program that extends over a time period of 12 or more months.

Completed transfer requests received, in good order, at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  We may delay transfers under certain circumstances.  See “WHEN WE PAY PROCEEDS FROM THIS POLICY” on page 69.

The minimum transfer amount is $200.  The minimum amount does not have to come from or be transferred to just one investment division.  The only requirement is that the total amount transferred that day equals the minimum transfer amount.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by policy owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our policy owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “market timing procedures”).  Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other policy owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a policy within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market portfolio, followed by a transfer from Money Market back to New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same policy) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that policy’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the policy owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the policy owner or registered representative by phone, We will send a letter by first class mail to the policy owner’s address of record.

We apply Our market timing procedures to all of the investment divisions available under the policy, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as the ProFunds portfolios). However, We offer other variable products that do not apply market-timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance company’s offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or Your policy fund to investment divisions that invest in the ProFunds portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.   If so, We will inform the policy owner and/or registered representative. The policy owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account A, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.

You should be aware that, as required by SEC regulation, We have entered into a written agreement with each underlying fund or principal underwriter that obligates Us to provide the fund, upon written request, with information about You and Your trading activities in the investment divisions investing in the fund’s portfolios.  In addition, We are obligated to execute instructions from the funds that may require Us to restrict or prohibit Your investment in a specific investment division investing in a fund portfolio if the corresponding fund identifies You as violating the frequent trading policies that the fund has established for that portfolio.  You should read the prospectuses of the portfolios for more details on their ability to refuse of restrict purchases or transfers of their shares.

If We receive a premium payment from You with instructions to allocate it into a portfolio of a fund that has directed Us to restrict or prohibit Your trades into the investment division investing in the same portfolio, then We will request new allocation instructions from You.  If You request a transfer into an investment division investing in a portfolio of a fund that has directed Us to restrict or prohibit Your trades, then We will not effect the transfer.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other policy owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by policy owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions.  For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more policies that We believe are connected (for example, two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations.  We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all policy owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” policy owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means).  We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Policy owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the policy may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of policy owners determined to be engaged in transfer activity that may adversely affect other policy owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit values to others. We apply Our market timing procedures consistently to all policy owners without special arrangement, waiver, or exception.  We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and policy provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  By allocating monthly, as opposed to allocating the total dollar amount at one time, You may reduce the impact of market fluctuations.  This plan of investing does not insure a profit or protect against a loss in declining markets.  The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time.  You must complete the proper request form and send it to Us at Our Administrative Office, and there must be a sufficient amount in the DCA source account.  The minimum amount required in the DCA source account for DCA to begin is a sum of $2,400 and the minimum premium.  You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.  The DCA election will specify:

(a)  the DCA source account from which DCA transfers will be made,

(b)  that any money received with the form is to be placed into the DCA source account,

(c)  the total monthly amount to be transferred to the other investment divisions, and

(d)  how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payments You intend to apply to DCA.

Once DCA is elected, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form.  All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  You may change the DCA allocation percentages or DCA transfer amounts twice during a policy year.

If it is requested when the policy is issued, then DCA will start at the beginning of the 2nd policy month.  If it is requested after issue, then DCA will start at the beginning of the 1st policy month which occurs at least 30 days after the request is received.

DCA will last until the total monies allocated for DCA are exhausted or until We receive Your written termination request.  DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program.  However, transfers made through a DCA program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund.  While We currently allow an unlimited number of free transfers, We reserve the right to charge for each transfer after the 12th one in any policy year.

We reserve the right to end the DCA program by sending You one month’s notice.

Portfolio Rebalancing

The Portfolio Rebalancing Option allows policy owners, who are not participating in a Dollar Cost Averaging program, to have Midland National automatically reset the percentage of policy fund allocated to each investment division to a pre-set level.  For example, You may wish to specify that 30% of Your policy fund be allocated to the Fidelity VIP Growth investment division, 40% in the Fidelity VIP High Income investment division and 30% in the Fidelity VIP Overseas investment division.  Over time, the variations in the investment division’s investment results will shift the percentage allocations of Your policy fund.  If You elect this option, then at each policy anniversary, We will transfer amounts needed to “balance” the policy fund to the specified percentages selected by You.

Rebalancing is not available to amounts in the General Account.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with a Portfolio Rebalancing Option, You can only allocate Your total policy fund in up to at most 10 investment divisions.  Portfolio Rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the Portfolio Rebalancing Option by sending You one month’s notice.  Contact Us at Our Administrative Office to elect the Portfolio Rebalancing Option.

We do not charge any specific fees for You to participate in a portfolio rebalancing program.  However, transfers made through a portfolio rebalancing program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund.  While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in a policy year.

Policy Loans

Using only Your policy as security, You may borrow up to 92% of the net cash surrender value (the policy fund less the surrender charge and less any already outstanding loans).  If You request an additional loan, then the outstanding loan and loan interest will be added to the additional loan amount and the original loan will be canceled.  Thus, You will only have one outstanding loan.  A loan taken from, or secured by, a policy may have federal income tax consequences.  See “TAX EFFECTS” on page 57.

Interest Credited on Policy Loans. The portion of the General Account that is equal to the policy loan will be credited with interest at a rate of 3.5% per year.

Policy Loan Interest Charge. Currently, the annual interest rate We charge on standard loans is 5.5%.  We guarantee that the rate charged on standard loans will not exceed 8% per year.

Interest is due on each policy anniversary or, if earlier, on the date of loan repayment, surrender, or Insured’s death.  If You do not pay interest when it is due, then it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your policy fund.  This means We make an additional loan to pay the interest and will transfer amounts from the General Account or the investment divisions to make the loan.  If We cannot allocate the interest based on these percentages, then We will allocate it as described below.

We credit You interest on the outstanding loan amount, currently at an annual rate of 3.5%.  The loan interest spread is the difference between the amount of interest We charge, and the amount of interest We credit, on the outstanding loan.  The loan interest spread is also commonly referred to as net interest cost or net cost.

After the 10th policy year, We guarantee that We will offer zero cost loans on any earnings available in Your policy at the time of the loan.  For this purpose, “earnings” are equal to Your policy fund less the total premiums paid.  We guarantee that the annual rate of interest credited on zero cost loans will be equal to the interest rate charged on zero cost loan amounts.  At the current time, We are charging 5.5% on zero cost loans and thus zero cost loans are being credited an annual interest rate of 5.5%.  If the Internal Revenue Service requires a higher policy loan interest rate, We will charge the minimum interest rate allowed.  A zero cost loan may have tax consequences. See “TAX EFFECTS” on page 57.

You may request a loan by writing to Our Administrative Office.  You may also request a policy loan by faxing Us at Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709. Any requests sent to another number will not be considered received in Our Administrative Office.  You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions.  If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages as described under “How Policy Fund Charges Are Allocated” on page 55.  If the loan cannot be allocated this way, then We will allocate it in proportion to the unloaned amounts of Your policy fund in the General Account and each investment division.  We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division (and transfer these amounts to the General Account).

Repaying The Loan. You may repay all or part of a policy loan while Your policy is inforce.  While You have a policy loan, We assume that any money You send Us is meant to repay the loan.  If You wish to have any of these payments serve as premium payments, then You must tell Us in writing.

You may choose how You want Us to allocate Your repayments.  If You do not give Us instructions, We will allocate Your repayments based on Your premium allocation percentages.

The Effects Of A Policy Loan On Your Policy Fund. A loan against Your policy will have a permanent effect on Your policy fund and benefits, even if the loan is repaid.  When You borrow on Your policy, We transfer Your loan amount into Our General Account where it earns a declared rate of interest.  You cannot invest that loan amount in any Separate Account investment divisions.  You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether they are better or worse than the 3.5% annual interest We credit on the portion of the General Account securing the loan.  A policy loan will reduce the policy's ultimate death benefit and cash value.

Your Policy May Lapse. Your loan may affect the amount of time that Your policy remains inforce.  For example, Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken from Your policy fund.  If these deductions are more than the net cash surrender value of Your policy, then the policy’s lapse provisions may apply.  Since the policy permits loans up to 92% of the net cash surrender value, less policy debt, loan repayments or additional premium payments may be required to keep the policy inforce, especially if You borrow the maximum. We may withhold two months of anticipated policy costs from the total amount available for loan to help prevent your policy from immediately entering a grace period.

Withdrawing Money From Your Policy Fund

You may request a partial withdrawal of Your net cash surrender value by writing to Our Administrative Office.  You may also request a partial withdrawal by faxing Us at Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709.  Any requests sent to another number will not be considered received in Our Administrative Office. If You make more than one partial withdrawal in a policy year, We will impose a partial withdrawal charge as explained in the paragraph entitled “Withdrawal Charges” listed below.   Partial withdrawals are subject to certain conditions.  They must:

•        be at least $200,

•        total no more than 50% of the net cash surrender value in any policy year,

•        allow the death benefit to remain above the minimum for which We would issue the policy at that time,

•        allow the policy to still qualify as life insurance under applicable tax law.

You may specify how much of the withdrawal You want taken from each investment division and Our General Account.  If You do not tell Us, then We will make the withdrawal as described in “Deductions and Charges – How Policy Fund Charges Are Allocated” on page 55.

Completed partial withdrawal requests received, in good order, at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

In general, We do not permit You to make a withdrawal of monies for which Your premium check has not cleared Your bank.

Withdrawal Charges. When You make a partial withdrawal more than once in a policy year, a charge of $25 (or 2% of the amount withdrawn, whichever is less), will be deducted from Your policy fund.  If You do not give Us instructions for deducting the charge, then it will be deducted as described under “Deductions and Charges - How Policy Fund Charges Are Allocated” on page 55.

The Effects Of A Partial Withdrawal. A partial withdrawal reduces the amount in Your policy fund, the cash surrender value and generally the death benefit on a dollar-for-dollar basis.  If the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater.  If You have elected death benefit option 1, then We will also reduce the face amount of Your policy so that there will be no change in the net amount at risk.  Both the withdrawal and any reductions will be effective as of the business day We receive Your request in good order at Our Administrative Office if it is received before 3:00 p.m. Central Time. If We receive Your request in good order at Our Administrative Office after 3:00 p.m. Central Time, then it will be effective on the following business day.

Depending on individual circumstances, a policy loan might be better than a partial withdrawal if You need temporary cash.  A partial withdrawal may have tax consequences.  See “TAX EFFECTS” on page 57.

Surrendering Your Policy

You may surrender Your policy for its net cash surrender value while the Insured person is living.  You do this by sending both a written request and the policy to Our Administrative Office.  If You surrender Your policy or allow it to lapse during the surrender charge period, We will assess a surrender charge.  The net cash surrender value equals the cash surrender value (Your policy fund minus any surrender charge) minus any policy debt.  The net cash surrender value may be very low, especially during the early policy years.    During the first 10 policy years after the date of issue or an increase in face amount, the cash surrender value is the policy fund minus the surrender charge.  After 10 years, the cash surrender value equals the policy fund.  We will compute the net cash surrender value as of the business day We receive Your request in good order and policy at Our Administrative Office.  All of Your insurance coverage will end on that date.

Completed surrender requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request in good order after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

Surrendering Your policy may have income tax consequences.  See “TAX EFFECTS” on page 57.

THE GENERAL ACCOUNT

You may allocate all or some of Your policy fund to the General Account.  The General Account pays interest at a declared rate.  We guarantee the principal after deductions.  The General Account supports Our insurance and annuity obligations.  Any amounts in the General Account are subject to Our financial strength and claims-paying ability and Our long-term ability to make such payments.  We issue other types of insurance policies as well, and We also pay Our obligations under those products from Our assets in the General Account.

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act.

You may accumulate amounts in the General Account by:

•        allocating net premium and loan payments,

•        transferring amounts from the investment divisions,

•        securing any policy loans, or

•        earning interest on amounts You already have in the General Account.

This amount is reduced by transfers, withdrawals and allocated deductions.

We pay interest on all Your amounts in the General Account.  The annual interest rates will never be less than 3.5%.  We may, at Our sole discretion, credit interest in excess of 3.5%.  You assume the risk that interest credited may not exceed 3.5% per year.  We may pay different rates on unloaned and loaned amounts in the General Account.  Interest compounds daily at an effective annual rate that equals the annual rate We declared.

You may request a transfer between the General Account and one or more of the investment divisions, within limits.  See “Transfers Of Policy Fund” on page 45.

The General Account may not be available in all states Your state of issue will determine if the General Account is available on Your policy.  Please check Your policy form to see if the General Account is available on Your policy.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

We deduct a premium charge, and in some cases a service charge from each premium upon receipt.  The rest of each premium (called the net premium) is placed in Your policy fund.

Premium Charge. We deduct a 5.0% premium charge from each premium payment.  We currently intend to eliminate this charge after the 15th policy year. (This elimination is not guaranteed).  This charge partially reimburses Us for premium taxes We incur, and for the selling and distribution costs of this policy.  The percentage We estimate to be paid for premium taxes is an average of what We anticipate owing, and therefore, may exceed that actual rate imposed by Your state.  This is a tax to Midland National so You cannot deduct it on Your income tax return. Our selling and distribution costs include commissions and costs of preparing sales literature and printing prospectuses.  (We also deduct a surrender charge if You surrender Your policy for its net cash surrender value or let Your policy lapse in the first 10 years.  See “Surrender Charge” on page 56.

Since this charge is a percentage of paid premiums, the amount of the charge will vary with the amount of the premium.

Civil Service Allotment Service Charge.  If You have chosen the Civil Service Allotment Mode, then We deduct $.46 (forty-six cents) from each premium payment. The $.46 covers the extra expenses We incur in processing bi-weekly premium payments.

Charges Against The Separate Account

Fees and charges allocated to the investment divisions reduce the amount in Your policy fund.

Mortality and Expense Risks. We charge for assuming mortality and expense risks.  We guarantee that monthly administrative and insurance deductions from Your policy fund will never be greater than the maximum amounts shown in Your policy.  The mortality risk We assume is that Insured people will live for shorter periods than We estimated. When this happens, We have to pay a greater amount of death benefits than We expected.  The expense risk We assume is that the cost of issuing and administering policies will be greater than We expected.  We deduct a daily charge for mortality and expense risks at an effective annual rate of 0.90% of the value of assets in the Separate Account attributable to the policy.  We currently intend to reduce this charge to 0.25% after the 10th policy year (this is not guaranteed).  The investment divisions’ accumulation unit values reflect this charge.  See “Using Your Policy Fund – How We Determine The Accumulation Unit Value” on page 44.  If the money We collect from this charge is not needed, then We profit.  We expect to make money from this charge.  To the extent sales expenses are not covered by the premium charge and the surrender charge, Our General Account assets, which may include amounts derived from this mortality and expense risk charge, will be used to cover sales expenses.

Tax Reserve.  We reserve the right to charge for taxes or tax reserves, which may reduce the investment performance of the investment divisions.  Currently, no such charge is made.

Monthly Deductions From Your Policy Fund

At the beginning of each policy month (including the policy date), the following three deductions are taken from Your policy fund.

1.      Expense Charge: This charge is $6.00 per month.  This charge covers the continuing costs of maintaining Your policy, such as premium billing and collections, claim processing, policy transactions, record keeping, communications with owners and other expense and overhead items.

2.      Charges for Additional Benefits: Monthly deductions are made for the cost of certain additional benefits. With the exception of the Living Needs Rider, the charges for any additional benefits You select will be deducted on the rider date and each monthly anniversary thereafter. See the “FEE TABLE” on page 9 and “Additional Benefits” starting on page 27.   We may change these charges, but Your policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

3.      Cost of Insurance Deduction: The cost of insurance deduction is Our current monthly cost of insurance rate times the net amount at risk at the beginning of the policy month. The net amount at risk is the difference between Your death benefit and Your policy fund.  If the current death benefit for the month is increased due to the requirements of federal tax law, then Your net amount at risk for the month will also increase.  For this purpose, Your policy fund amount is determined before deduction of the cost of insurance deduction, but after all of the other deductions due on that date.  The amount of the cost of insurance deduction will vary from month to month with changes in the amount at risk.  We may profit from this charge.

The cost of insurance rate is based on a number of factors, including, but not limited to,  the sex, attained age, and rating class of the Insured person at the time of the charge.  (In Montana, there are no distinctions based on sex.)  We place the Insured person that is a standard risk in the following rate classes: preferred non-smoker, non-smoker, and smoker.  The Insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class.  We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in Your policy.  The maximum charges are based on the charges specified in the Commissioner’s 1980 Standard Ordinary Mortality Table.  The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of net amount at risk for a male, preferred, non-smoker, standard risk at various ages for the first policy year.

Illustrative Table of Monthly Cost of Insurance Rates

(Rounded) per $1,000 of Net Amount at Risk

Male Attained	Guaranteed Maximum	Current ( Preferred Non-Smoker)
Age 5	Rate $.07	Rate $.05
15.11		.10
25.13		.07
35.14		.07
45.29		.14
55.69		.29
65	1.87	.68

For example, for a male preferred non-smoker, age 35 with a $150,000 face amount death benefit option 1 policy and an initial premium of $1,000, the first monthly deduction (taken on the date the policy is issued) is $16.43.  This example assumes the current monthly expense charge of $6.00 and the current cost of insurance deduction of $10.43.  The $10.43 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.07) times the amount at risk ($150,000 face amount less the initial policy fund of $944 which is $1,000 of premium less $50 for the premium charge less the $6.00 expense charge).  This example assumes that there are no charges for riders or other additional benefits.

The non-smoker cost of insurance rates are lower than the smoker cost of insurance rates.  To qualify, an Insured must be a standard risk and must meet additional requirements that relate to smoking habits.  The reduced cost of insurance rates depend on such variables as the attained age and sex of the Insured.

The preferred non-smoker cost of insurance rates are lower than the non-smoker cost of insurance rates.  To qualify for the preferred non-smoker class, the Insured person must be age 20 or over and meet certain underwriting requirements.

If Variable Executive Universal Life 2 is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964.  In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Changes in Monthly Deductions. Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of Insured and will be based on changes in future expectations of investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

Automatic Benefit Increase Charges. Please see “APPENDIX A” on page 75 for information regarding this rider. This rider is also known as the Cost of Living Rider 2.

Transaction Charges

In addition to the deductions described above, We charge fees for certain policy transactions:

•        Partial Withdrawal of net cash surrender value.  You may make one partial withdrawal during each policy year without a charge. There is an administrative charge of $25 or 2 percent of the amount withdrawn, whichever is less, each time You make a partial withdrawal if more than one withdrawal is made during a policy year.

•        Transfers.  Currently, We do not charge when You make transfers of policy fund among investment divisions.  We reserve the right to assess a $25 charge for each transfer after the twelfth in a policy year.

How Policy Fund Charges Are Allocated

Generally, deductions from Your policy fund for monthly or partial withdrawal charges are made from the investment divisions and the unloaned portion of the General Account.  They are made in accordance with Your specified deduction allocation percentages unless You instruct Us otherwise.  Your deduction allocation percentages may be any whole numbers (from 0 to 100) which add up to 100.  You may change Your deduction allocation percentages by writing to Our Administrative Office.  Changes will be effective as of the date We receive them in good order.

If We cannot make a deduction in accordance with these percentages, We will make it based on the proportion of (a) to (b) where (a) is Your unloaned amounts in the General Account and Your amounts in the investment divisions and (b) is the total unloaned amount of Your policy fund.

Deductions for transfer charges are made equally between the investment divisions from which the transfer was made. For example, if the transfer is made from two investment divisions, then the transfer charge assessed to each of the investment divisions will be $12.50.

Loan Charge

Loan interest is charged in arrears on the outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each policy anniversary (or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured’s death) and will bear interest at the same rate of the loan.  We currently charge an annual interest rate of 5.5% on loans.

After offsetting the 3.5% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 8.0%, the maximum guaranteed net cost (“loan interest spread”) of the loans is 4.5% annually in policy years 1-10.  However, the current net cost of the loans is 2.0% annually in policy years 1-10.  The current net cost of 2.0% for policy years 1-10 is derived by taking the 5.5% annual interest rate that We currently charge on loans and reducing it by the 3.5% annual interest rate We credit to the portion of the General Account securing the standard loan.  If You take a loan after the 10th contract year that qualifies as a zero cost loan, then We guarantee that the cost of a loan up to the amount of any earnings (that is, contract fund less the total premiums paid at the time of the loan) will be 0.0%.  See “Policy Loans” on page 49.

Surrender Charge

The surrender charge is the difference between the amount in Your policy fund and Your policy’s cash surrender value for the first 10 policy years.  It is a contingent charge designed to partially recover Our expenses in distributing and issuing policies which are terminated by surrender or lapse in their early years (the premium charge is also designed to partially reimburse Us for these expenses).  It is a contingent charge because You pay it only if You surrender Your policy (or let it lapse) during the first 10 policy years.  The amount of the charge in a policy year is not necessarily related to Our actual sales expenses in that year.  We anticipate that the premium charge and surrender charge will not fully cover Our sales expenses.  If sales expenses are not covered by the premium charge and surrender charge, We will cover them with other assets.  The net cash surrender value, the amount We pay You if You surrender Your policy for cash, equals the cash surrender value minus any policy debt. The cash surrender value is the policy fund minus the surrender charge.

The surrender charge varies by the issue age, sex and class of the Insured at the time the policy is issued.  The maximum charge for Your policy per $1,000 of face amount is the first year charge.  The first year charge, on a per $1,000 of face amount basis, gradually decreases over the surrender charge period (this period of time is 10 policy years after the date of issue or increase in face amount) and is $0.00 after the surrender charge period expires.

The following table provides some examples of the first year surrender charge.  The maximum first year surrender charge for all issue ages, sexes and classes is $52.50 per $1,000 of face amount.  The $52.50 per $1,000 of face amount surrender charge occurs for males issued at a smoker class with issue ages at 58 or older.  Your policy will specify the actual surrender charge rate at issue, per $1,000 of face amount, for all durations in the 10 year surrender charge period.  The table below is only intended to give You an idea of the level of first year surrender charges for a few sample issue ages, sexes and classes.

Table of First Year Surrender charges
Per $1,000 of Face Amount

Issue Age	Sex	Class	Surrender charge Per $1,000 of Face Amount
35	Male	Non-Smoker	$19.00
35	Male	Smoker	$23.00

55	Female	Non-Smoker	$32.50
55	Female	Smoker	$37.00

65	Male	Preferred Non- Smoker	$50.00
65	Male	Smoker	$52.50

A face amount decrease will not reduce the surrender charge.  If the face amount is increased, the surrender charge will increase.  The surrender charge for the face amount increase will equal the surrender charge for a new policy with:

a)      the initial face amount set equal to the face amount increase

b)      the Insured’s policy age on the policy date equal to the policy age on the date of the face amount increase; and

c)      the premium class for the face amount increase

Suppose You bought Your policy at issue age 35 under a male preferred nonsmoker class with a face amount of $200,000.  During the 10th policy year, You decided to increase Your face amount by $100,000 to obtain a total face amount of $300,000.  If the face amount increase was determined to be acceptable to Us under the nonsmoker class, the surrender charge for Your $100,000 of increase would be the same as a new policy with the following surrender charge criteria:

a)      face amount of $100,000

b)      a policy age of 44 (the increase was effective during the 10th policy year before the policy anniversary at which You attained age 45).

c)      a premium class of male nonsmoker

The original $200,000 of face amount would continue to fall under the surrender charge schedule established at the issue date of the policy, but the $100,000 of face amount increase would begin a new surrender charge schedule with the criteria stated in (a) through (c ) above.  At the time a face amount increase becomes effective We will send You an endorsement to Your policy which states the surrender charge criteria and surrender charge amounts.

Portfolio Expenses

The value of the net assets of each investment division reflects the management fees and other expenses incurred by the corresponding portfolio in which the investment divisions invest.  Some portfolios also deduct 12b-1 fees from portfolio assets.  You pay these fees and expenses indirectly. Some portfolios may also impose redemption fees, which We would administer and deduct directly from Your policy fund. Any redemption fee would be retained by or paid to the portfolio and not retained by Us. For further information, consult the portfolios’ prospectuses.

TAX EFFECTS

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based upon Our understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STAtUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements, particularly if You pay the full amount of premiums under the policy.  There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements.  If it is subsequently determined that a policy does not satisfy the applicable requirements, We may take appropriate steps to bring the policy into compliance with such requirements and We reserve the right to restrict policy transactions in order to do so.

 In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets.  Although published guidance in this area does not address certain aspects of the policies, We believe that the owner of a policy should not be treated as the owner of the Separate Account assets.  We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the policies to be treated as life insurance policies for federal income tax purposes.  It is intended that the Separate Account, through the eligible funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In General

We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary.  Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.  A tax advisor should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in constructive receipt of the policy cash value until there is a distribution.  When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a “modified endowment contract.”

Modified Endowment Contracts (MEC)

Under the Internal Revenue Code, certain life insurance policies are classified as “Modified Endowment Contracts (MEC),” with less favorable tax treatment than other life insurance policies.  Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a MEC.  In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the “7-pay test.”  A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount.  If there is a “material change” in the policy’s benefits or other terms, the policy may have to be retested as if it were a newly issued policy.  A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years.  To prevent Your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits.  A current or prospective policy owner should consult a tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts

Policies classified as modified endowment contracts are subject to the following tax rules:

(1)     All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed.

(2)     Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed accordingly.

(3)     A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract.  In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner.  This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy and only after the recovery of all investment in the policy as taxable income.  However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions.  However, the tax consequences associated with zero cost loans are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Policy

Your investment in the policy is generally Your aggregate premiums.  When a distribution is taken from the policy, Your investment in the policy is reduced by the amount of the distribution that is tax-free.

Policy Loans and the Benefit Extension Rider

In general, interest on a policy loan will not be deductible.  If a policy loan is outstanding when a policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a policy loan, You should consult a tax advisor as to the tax consequences.

This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse.  The aim of this strategy is to continue borrowing from the policy until its policy value is just enough to pay off the policy loans that have been taken out and then relying on the Benefit Extension Rider to keep the policy in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the benefit extension rider is lower than the policy’s original death benefit, then the policy might become a MEC which could result in a significant tax liability attributable to the balance of any policy debt.  Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy.  In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

Withholding

To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect however, not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies.  In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

Multiple Policies

All modified endowment contracts that are issued by Us (or Our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner’s income when a taxable distribution occurs.

Continuation of Policy Beyond Age 100

The tax consequences of continuing the policy beyond the Insured’s 100th year are unclear.  You should consult a tax advisor if You intend to keep the policy inforce beyond the Insured’s 100th year.

Section 1035 Exchanges

Generally, there are no tax consequences when You exchange one life insurance policy for another, so long as the same person is being insured (a change of the insured is a taxable event).  Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract.  The new policy may also lose any “grandfathering” privilege, where You would be exempt from certain legislative or regulatory changes made after Your original policy was issued, if You exchange Your policy.  You should consult with and rely upon a tax advisor if You are considering exchanging any life insurance policy.

Living Needs Rider

We believe that payments received under the Living Needs rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the Insured under the policy.  However, You should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Business Uses of Policy

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.  The tax consequences of such plans may vary depending on the particular facts and circumstances.  If You are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, You should consult a qualified tax advisor.

Employer-Owned Life Insurance Policies

Pursuant to recently enacted section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance policy will generally be limited to the premiums paid for such policy (although certain exceptions may apply in specific circumstances).  An employer-owned life insurance policy is a life insurance policy owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such policy.  It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance policies and to provide the notices and obtain the consents required by section 101(j).  These requirements generally apply to employer-owned life insurance policies issued or materially modified after August 17, 2006.  A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance policy.

Non-Individual Owners and Business Beneficiaries of Policies

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the policy.  In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules.  Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

Split-Dollar Arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements.  Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Tax Considerations

The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, when the Insured dies, the death proceeds will generally be includable in the Owner’s estate for purposes of federal estate tax if the Insured owned the policy.  If the Owner was not the Insured, the fair market value of the policy would be included in the Owner’s estate upon the Owner’s death.  The policy would not be includable in the Insured’s estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require Us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%.  Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise.  Consult a tax advisor with respect to legislative developments and their effect on the policy.

Our Income Taxes

Under current federal income tax law, We are not taxed on the Separate Account’s operations.  Thus, currently We do not deduct a charge from the Separate Account for federal income taxes.   We reserve the right to charge the Separate Account for any future federal income taxes We may incur.

Under current laws in several states, We may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and We are not currently charging for them. If they increase, We may deduct charges for such taxes.

ADDITIONAL INFORMATION ABOUT THE POLICIES

YOUR RIGHT TO EXAMINE THIS POLICY

For a limited period of time, as specified in Your policy, You have a right to examine the policy.  If for any reason You are not satisfied with it, then You may cancel the policy.  You can cancel the policy by sending it to Our Administrative Office along with a written cancellation request.  Generally, Your cancellation request must be postmarked by the latest of the following dates:

•        10 days after You receive Your policy;

•        10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right); or

•        45 days after You sign Part 1 of the policy application.

If state law requires a longer right to examine period, it will be noted on the cover page of Your policy.

In all cases, We allocate Your premiums according to Your instructions on the policy’s record date. Generally, if You cancel Your policy during the right to examine period, then We will return all of the charges deducted from Your paid premiums and policy fund, plus the policy fund.  The policy fund will reflect both the positive and negative investment performance of the investment divisions chosen by You in the policy application. Where required by state law, We will refund the sum of all premiums paid.

Insurance coverage ends when You send Your request.

YOUR POLICY CAN LAPSE

Your Variable Executive Universal Life 2 insurance coverage continues as long as the net cash surrender value of Your policy is enough to pay the monthly deductions that are taken out of Your policy fund.  During the minimum premium period, coverage continues if Your paid premiums (less loans and withdrawals) exceed the schedule of required minimum premiums.  If neither of these conditions is true at the beginning of any policy month, then We will send written notification to You and any assignees on Our records that a 61-day grace period has begun and that a specified amount of current premium is due. If We receive payment of this amount before the end of the grace period, then We will use that amount to pay the overdue deductions.  We will put any remaining balance in Your policy fund and allocate it in the same manner as Your previous premium payments.

If We do not receive payment within 61 days, then Your policy will lapse without value.  We will withdraw any amount left in Your policy fund.  We will apply this amount to the deductions owed to Us, including any applicable surrender charge.  We will inform You and any assignee that Your policy has ended without value.

If the Insured person dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest, and overdue deductions.

YOU MAY REINSTATE YOUR POLICY

You may reinstate the policy within 5 years after lapse.  To reinstate the policy, You must:

•        fully complete an application for reinstatement,

•        provide satisfactory evidence of insurability for the person or persons  to be Insured,

•        pay enough premium to cover all overdue monthly deductions or minimum premium depending on the duration of the policy and the minimum premium period,

•        increase the policy fund so that the policy fund minus any policy debt equals or exceeds the surrender charge,

•        pay or restore any policy debt.

The effective date of reinstatement will be the beginning of the policy month that coincides with or follows the date that We approve Your reinstatement application.  Previous loans will be reinstated.

You may not reinstate a policy once it is surrendered.

POLICY PERIODS AND ANNIVERSARIES

We measure policy years, policy months, and policy anniversaries from the policy date shown on Your policy information page.  Each policy month begins on the same day in each calendar month.  The calendar days of 29, 30, and 31 are not used.  Our right to challenge a policy and the suicide exclusion are measured from the policy date.  See “LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY” on page 66.

MATURITY DATE

The maturity date is the first policy anniversary after the Insured’s 100th birthday.  The policy ends on that date if the Insured is still alive and the maturity benefit is paid.

If the Insured survives to the maturity date and You would like to continue the policy, We will extend the maturity date as long as this policy still qualifies as life insurance according to the Internal Revenue Service and Your state.

In order to extend the maturity date, all of the following conditions must be satisfied:

•        The policy cannot be in the grace period;

•        All of the policy fund must be transferred to either the General Account or the Money Market investment division; and

•        Death benefit option 1 must be elected.

(See “Extended Maturity Option” section on page 29 for further details about this option).

If the maturity date is extended, the policy may not qualify as life insurance and there may be tax consequences.  A tax advisor should be consulted before You elect to extend the maturity date. See “TAX EFFECTS” on page 57. In order to continue the policy beyond the original maturity date, We require that the death benefit not exceed the policy fund on the original maturity date.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your policy and other variable life policies.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account.  The assets in the Separate Account generally are not chargeable with liabilities arising out of any other business We conduct. Your policy fund values and the assets supporting them in the Separate Account are protected from and against any claims arising out of Our other businesses not involving the Separate Account. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

CHANGING THE SEPARATE ACCOUNT

We have the right to modify how We operate Our Separate Account.  We have the right to:

•        add investment divisions to, or remove investment divisions from, Our Separate Account;

•        combine two or more investment divisions within Our Separate Account;

•        withdraw assets relating to the policy from one investment division and put them into another;

•        eliminate the shares of a portfolio and substitute shares of another portfolio of the funds or another open-end investment company.  This may happen if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the purposes of the Separate Account;

•        register or end the registration of Our Separate Account under the Investment Company Act of 1940;

•        operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of interested parties of Midland National);

•        disregard instructions from policy owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory policy.  (We would do so only if required by state insurance regulatory authorities or otherwise pursuant to insurance law or regulation); and

•        operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments.  In choosing these investments, We will rely on Our own judgment or that of an outside adviser for advice.  In addition, We may disapprove of any change in investment advisers or in investment policies unless a law or regulation provides differently.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment division until You tell Us otherwise.

LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY

We can challenge the validity of Your insurance policy (based on material misstatements in the application) if it appears that the Insured person is not actually covered by the policy under Our rules.  There are limits on how and when We can challenge the policy:

•        We cannot challenge the policy after it has been in effect, during the Insured’s lifetime, for two years from the date the policy was issued or reinstated.  (Some states may require Us to measure this in some other way.)

•        We cannot challenge any policy change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during the Insured’s lifetime.

•        We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured person in the event that the Insured person becomes totally disabled.

•        If the Insured person dies during the time that We may challenge the validity of the policy, then We may delay payment until We decide whether to challenge the policy.

•        If the Insured person’s age or sex is misstated on any application, then the death benefit and any additional benefits will be changed.  They will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured person’s correct age and sex.

•        If the Insured person commits suicide within two years after the date on which the policy was issued, then the death benefit will be limited to the total of all paid premiums minus the amount of policy debt minus any partial withdrawals of net cash surrender value.  If the Insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (Some states require Us to measure this time by some other date).

YOUR PAYMENT OPTIONS

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment.  Payments under these options are not affected by the investment performance of any investment division.  Instead, interest accrues pursuant to the option chosen.  If You do not arrange for a specific form of payment before the Insured person dies, then the beneficiary will have this choice.  However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest credited to amounts in the Midland National Access Account is taxable as income to the beneficiary.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

Optional Payment Methods

Our consent is required when an optional payment is selected and the payee is either an assignee or not a natural person (i.e., a corporation).  Currently, these alternate payment options are only available if the proceeds applied are more than $5,000 and periodic payments are at least $50.

You have the following payment options:

1.   Deposit Option: The money will stay on deposit with Us for a period that We agree upon.  You will receive interest on the money at a declared interest rate.

2.   Installment Options: There are two ways that We pay installments:

•        Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

•        Fixed Amount: We will pay the sum in installments in an amount that We agree upon.  We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

3.   Monthly Life Income Option: We will pay the money as monthly income for life.  You may choose from 1 of 5 ways to receive the income.  We will guarantee payments for:

(1)   at least 5 years (called “5 Years Certain”);

(2)   at least 10 years (called “10 Years Certain”);

(3)   at least 15 years (called “15 Years Certain”);

(4)   at least 20 years (called “20 Years Certain”) or

(5)   payment for life.  With a life only payment option, payments will only be made as long as the payee is alive.  Therefore, if the payee dies after the first payment, only one payment will be made.

4.   Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the deposit installment options at 2.75% a year, but We may allow a higher rate of interest.

The beneficiary, or any other person who is entitled to receive payment, may name a successor to receive any amount that We would otherwise pay to that person’s estate if that person died.  The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve more than one of the payment options, or a payee who is a fiduciary or not a natural person.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  These include:

•        rules on the minimum amount We will pay under an option,

•        minimum amounts for installment payments,

•        withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

•        the naming of people who are entitled to receive payment and their successors, and

•        the ways of proving age and survival.

You will choose a payment option (or any later changes) and Your choice will take effect in the same way as it would if You were changing a beneficiary.  (See “YOUR BENEFICIARY” below).  Any amounts that We pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

Even if the death benefit under the policy is excludible from income, payments under payment options may not be excludible in full.  This is because earnings on the death benefit after the Insured’s death are taxable and payments under the payment options generally include such earnings.  You should consult a tax advisor as to the tax treatment of payments under payment options.

YOUR BENEFICIARY

You name Your beneficiary in Your policy application.  The beneficiary is entitled to the insurance benefits of the policy.  You may change the beneficiary during the Insured person’s lifetime by writing to Our Administrative Office.  If no beneficiary is living when the Insured dies, We will pay the death benefit to the owner or owner’s estate.

Assigning YOUR POLICY

You may assign Your rights to this policy.  You must send a copy of the assignment to Our Administrative Office.  We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis.

This policy, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This policy may not be traded on any stock exchange or secondary market.  By purchasing this policy, You represent and warrant that You are not purchasing or intending to use this policy, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

WHEN WE PAY PROCEEDS FROM THIS POLICY

We will generally pay any death benefits, net cash surrender value, or loan proceeds within seven days after receiving the required form(s) at Our Administrative Office.  Death benefits are determined as of the date of the Insured person’s death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions.  We pay interest from the date of death to the date of payment.

We may delay payment and transfers for one or more of the following reasons:

(1)         We are investigating the claim, contesting the policy, determining that the beneficiaryis qualified to receive the proceeds (e.g., is not a minor or responsible for causing the death), or resolving other issues that must be determined before payment (e.g., conflicting claims to the proceeds).

(2)         We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or the SEC has declared that an emergency exists.

(3)         The SEC, by order, permits Us to delay payment to protect Our policy owners.

If, pursuant to SEC rules, the Fidelity VIP Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then We will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding investment division until the Fund is liquidated.

We may also delay any payment until Your premium checks have cleared Your bank.  We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive Your request.  We will not defer payment if it is used to pay premium on any Midland National Life insurance policy or contract.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or “freeze” or block Your policy fund.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, loans, surrenders, or death benefits, make transfers, or continue making payments under Your payment option.  If a policy fund were frozen, the policy fund would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your policy to government agencies or departments.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud or theft, We may verify any changes in address You request by sending a confirmation of the change of address to Your old address.

YOUR VOTING RIGHTS AS AN OWNER

We invest the assets of Our Separate Account divisions in shares of the funds’ portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•        to elect the funds’ Boards of Directors,

•        to ratify the selection of independent auditors for the funds, and

•        on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your policy.  We will vote at shareholder meetings according to Your instructions.

The funds will determine how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all policy owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We will also vote any fund shares that We alone are entitled to vote in the same proportions that policy owners vote. The effect of this proportional voting is that a small number of policy owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict policy owner voting, then We may do so.

You may participate in voting only on matters concerning the fund portfolios in which Your policy fund has been invested.  We determine Your voting shares in each division by dividing the amount of Your policy fund allocated to that division by the net asset value of one share of the corresponding fund portfolio.  This is determined as of the record date set by the funds’ Board for the shareholders meeting.  We count fractional shares.

If You have a voting interest, We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the funds’ adviser or the investment policies of its portfolios.  We will advise You if We do.

Other insurance companies own shares in the funds to support their variable insurance products.  We do not foresee any disadvantage to this.  Nevertheless, the funds’ Boards of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any fund action, then We will see that appropriate action is taken to protect Our policy owners.

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the policies.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent Company of Midland National Life Insurance Company.  Sammons Securities Company offers the policies through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the policies.  We pay commissions to Sammons Securities Company for sales of the policies by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for policy sales is 85% of premiums during policy year 1, 3.5% during policy years 2-15, and 0.00% following policy year 15.  We may also pay additional commissions calculated as a percentage of Your policy fund value at specified times (e.g. at the end of the fifth policy year).  Further, for each premium received following an increase in base face amount, a commission on that premium will be paid up to the target premium for the increase in each year.  The commission for the increase in face amount will be calculated using the commission rates for the corresponding policy year.  We pay commissions for policies sold to policy owners in the substandard risk underwriting class and for rider premiums based on Our rules at the time of payment.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for some of Sammons Securities Company’s expenses, including the following sales expenses: registered representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the policies.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of policies.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the policies may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to You.  You may wish to take such payments into account when considering and evaluating any recommendations relating to the policy.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a policy.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the policy: (a) deductions from Your premiums; (b) the surrender charge; (c) the mortality and expense charge; (d) the cost of insurance charge; (e) payments, if any, received from the funds or their managers; and (f) investment earnings on amounts allocated under policies to the General Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

The Statement of Additional Information (SAI) can provide You with more detailed information about distribution expenses, commissions, and compensation than is contained in this prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Securities Company, LLC to perform under its distribution agreement, or the ability of the Company to meet its obligations under the policy.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information.  Our financial statements should be distinguished from the Separate Account’s financial statements and You should consider Our financial statements only as bearing upon Our ability to meet Our obligations under the policies.  For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to Us at Our Administrative Office.

DEFINITIONS

Accumulation Unit means the units credited to each investment division in the Separate Account.

Administrative Office means where You can write to Us to make transaction requests or service requests.  The address is:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

You may also call Us at Our Administrative Office toll-free at (800) 272-1642.  We have different fax (facsimile) numbers for different types of services.  To send Us transaction requests by fax (facsimile), You should use the following fax numbers: (605) 335-8557 or (877) 841-6709 (toll-free).  To send Us service requests by fax (facsimile), You should use the following fax numbers: (605) 335-3621 or (877) 208-6136 (toll-free).

Age means the age of the Insured person on his/her birthday which immediately precedes the policy date.

Attained Age means the age of the Insured person on his/her birthday preceding a policy anniversary date.

Beneficiary means the person or persons to whom the policy’s death benefit is paid when the Insured person dies.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally

3:00 p.m. Central Time).

Cash Surrender Value means the policy fund on the date of surrender, less any surrender charge.

Death Benefit means the amount payable under Your policy when the Insured person dies.

Evidence of Insurability means evidence, satisfactory to Us, that the Insured person is insurable and meets Our underwriting standards.

Face Amount means the amount stated on the face of Your policy that will be paid either upon the death of the Insured or the policy maturity, whichever date is earlier.

Full Loan Value means the net cash surrender value minus any loan interest that will accrue till the next policy anniversary.

Funds means the investment companies, commonly called mutual funds, that are available for investment by Separate Account A on the policy date or as later changed by Us.

Inforce means the Insured person’s life remains Insured under the terms of the policy.

Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of a fund.

Minimum Premium Period: This is the period of time beginning on the policy date and ending five years from the policy date.

Modified Endowment Contract is a policy where premiums are paid more rapidly than the rate defined by a 7-pay test.

Monthly Anniversary means the day of each month that has the same numerical date as the policy date.

Net Cash Surrender Value means the cash surrender value less any policy debt.

Net Premium means the premium paid less a deduction for the premium load and less any applicable service charge.  Note:  The first monthly deduction is also taken from the initial premium.

Policy Anniversary: The same month and day of the policy date in each year following the policy date.

Policy Date means the date from which policy anniversaries and policy years are determined.

Policy Debt means the total loan on the policy on that date plus the interest that has accrued, but has not been paid as of that date.

Policy Fund means the total amount of monies in Our Separate Account A Attributable to Your inforce policy plus any monies in Our General Account for Your policy.

Policy Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.

Policy Year means a year that starts on the policy date or on each anniversary thereafter.

Record Date means the date the policy is recorded on Our books as an inforce policy.

Rider Date means the date the rider takes effect.

Separate Account means Our Separate Account A which receives and invests Your net premiums under the policy.

Specified Amount means the face amount of the policy. The term “specified amount” used in Your policy has the same meaning as the term “face amount” used in this prospectus.

Surrender Charge means a charge made only upon surrender of the policy.

APPENDIX A

Generally, only policies issued after May 1, 1998, and prior to July 15, 2004 contain the Automatic Benefit Increase Provision Rider. The only exception to this would be if Your application was in the underwriting process prior to July 15, 2004. If this is the case, You may have a policy date later than July 15, 2004 and still have the Automatic Benefit Increase Provision Rider. This rider is also known as the Cost of Living Rider 2.

If Your policy contains this rider, the following details apply:

Fee Table

Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Optional Rider Charges
Automatic Benefit Increase Provision Rider	Not Applicable	None	None[i]

iThe rider does not require separate monthly deductions, but it does affect the amount of Your monthly cost of insurance deduction by increasing Your face amount.

Automatic Benefit Increase (“ABI”) Provision Rider: Under this rider Your face amount can automatically increase every two years, based on increases in the Consumer Price Index. The increases will occur on the 2nd policy anniversary and every two years thereafter, unless You reject an increase. The increases continue until the rider terminates. We send You a notice about the increase amounts at least 30 days before the increase date. You have the right to reject any increase by sending a written notice to Our Administrative Office before it takes effect. If You reject an increase, then the ABI Provision Rider terminates. (See Your ABI rider for exact details.)

We calculate each face amount increase under the ABI Provision Rider as follows:

(a)    The eligible face amount, multiplied by

(b)    The Consumer Price Index 5 months before the increase date, divided by

(c)    The Consumer Price Index 29 months before the increase date, minus

(d)    The eligible face amount from part (a).

The eligible face amount is the sum of the portions of the face amount of insurance that are in the standard premium class.

The maximum increase is the lesser of $50,000 or 20% of the eligible face amount. The ABI Provision Rider automatically terminates once the total of the increases is more than twice the initial face amount. The Consumer Price Index is the U.S. Consumer Price Index for all urban customers as published by the U.S. Department of Labor. (See Your policy form for more details on this index.)

Rider Charges.  The ABI Provision Rider does not require separate monthly deductions, but it does affect the amount of Your monthly cost of insurance deduction.  As the automatic increases are applied, Your face amount of insurance will increase and, consequently, the amount at risk will also increase.  The monthly cost of insurance deduction will increase to cover the additional amount at risk.

Note:  Face amount increases under the ABI Provision Rider—

•     increase the planned and minimum premiums. (See Your ABI Provision Rider and Your Base Policy Form for exact details.)

•     increased portion of the face amountestablishes a new surrender chargeschedule based upon the attained ageand rating class at the time the face amountincrease becomes effective.

•     may have tax consequences.  Consult Your tax advisor.

Termination of Rider. This rider will terminate if any of the following occur.

(a)    You reject an increase in the face amount provided by this rider;

(b)   the face amount is decreased (by current company practice, We will not terminate the rider due to a  partial withdrawal decreasing the face amount);

(c)    the anniversary following the Insured’s 60th birthday;

(d)   this contract terminates;

(e)    We receive Your written request to terminate this rider;

(f)     the sum of all face amount increases provided by this rider exceeds two times the initial face amount;

(g)    monthly deductions are waived under a disability benefit rider;

(h)    We determine that Our notice about an increase will not reach You (for example, if We mail a notice to You and the postal system returns it to Us marked “addressee unknown”.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account A, including more information about distribution expenses and compensation than is contained in this prospectus. The SAI is incorporated by reference into this prospectus and is legally a part of this prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative.  We will send You a copy of the SAI within 3 business days of Your request.

Personalized illustrations of death benefits, cash surrender values, and cash values are also available free of charge upon request.  You can obtain a personalized illustration or make other policy inquiries by contacting Our Administrative Office at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone: (800) 272-1642

Fax: (605) 335-3621 or toll-free (877) 208-6136

Information about the Separate Account can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about the Separate Account are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102.

SEC File No.   811-05271

veul2_sai.htm - Midland National Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION FOR THE

VARIABLE EXECUTIVE UNIVERSAL LIFE 2

Flexible Premium Variable Universal Life Policy

Issued By:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(through the Midland National Life Separate Account A)

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Variable Executive Universal Life 2 Insurance Policy (“policy”) offered by Midland National Life Insurance Company.  You may obtain a free copy of the prospectus dated May 1, 2011, by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

(605) 335-5700 (telephone)

 (800) 272-1642 (toll-free telephone)

(877) 841-6709 (toll-free facsimile for transaction requests)

(877) 208-6136 (toll-free facsimile for administrative requests)

Terms used in this SAI have the same meanings as in the current prospectus for the policy.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this policy and the prospectuses for the 58 Portfolios currently available in the policy.

Dated May 1, 2011

The policy

policyowner

death benefit

payment options

premium limitations

about us

midland national life insurance company

our separate account a

our reports to policyowners

dividends

distribution of the policies

regulation

discount for employees of sammons enterprises, inc.

legal matters

financial matters

additional information

Performance

illustrations

Financial Statements

The policy

The entire contract is made up of the policy, including any supplemental benefit, schedules, the signed written application for the policy, and any attached supplemental written application(s).  We assume that each statement made in the written application is made to the best of the knowledge and belief of the person(s) who made them and, in the absence of fraud, those statements are deeded to be representations and not warranties.  We cannot use any statement to deny a claim or to void the policy unless it is contained in a written application that is made part of the policy by attachment or insertion.

policyowner

The policyowner is the insured unless another individual has been named in the application.  As policyowner, You are entitled to exercise all rights under Your policy while the insured is alive. Without any beneficiary consent You can:

1.       Transfer ownership of Your policy by absolute assignment;

2.       Designate, change or revoke a contingent owner; or

3.       Change any revocable beneficiary during the insured’s lifetime.

With each irrevocable beneficiary’s consent, You may:

  Change the irrevocable beneficiary during the insured’s lifetime;
  Receive any benefit, exercise any right, and use any privilege granted by Your policy allowed by Us; or
  Agree with Us to any change or amendment of Your policy.

If You die while the insured is alive, the contingent owner, if any, will become the owner.  If there is no contingent owner, ownership will pass to Your estate.

death benefit

As long as the policy is still in force, We will pay the death benefit to the beneficiary when the insured dies.  Federal tax law may require a greater death benefit than the one provided for in Your policy.  This benefit is a percentage multiple of Your policy fund. The percentage declines as the insured person gets older (this is referred to as the “corridor” percentage). The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the percentage for his or her age. For this purpose, age is the attained age (last birthday) at the beginning of the policy year of the insured person’s death.  Below is a table of corridor percentages and some examples of how they work.

 Table of Corridor Percentages

Based on Policy Fund

If the Insured Person’s Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund	If the Insured Person’s Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Policy Fund
0-40	250%	60	130%
41	243%	61	128%
42	236%	62	126%
43	229%	63	124%
44	222%	64	122%
45	215%	65	120%
46	209%	66	119%
47	203%	67	118%
48	197%	68	117%
49	191%	69	116%
50	185%	70	115%
51	178%	71	113%
52	171%	72	111%
53	164%	73	109%
54	157%	74	107%
55	150%	75-90	105%
56	146%	91	104%
57	142%	92	103%
58	138%	93	102%
59	134%	94	101%
		95-99	100%

These percentages are based on federal income tax law which requires a minimum death benefit, in relation to policy fund, for Your policy to qualify as life insurance.

For example, assume the insured person is 55 years old and the face amount is $100,000. The “corridor percentage” at that age is 150%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $66,666,67, the corridor percentage applies and the death benefit will be greater than $100,000 (since 150% of $66,666.67 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 150%. So if the policy fund were $70,000, then the death benefit would be $105,000.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $200,000, then the death benefit would be $300,000. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $200,000, the death benefit would increase by $1.50 (at that age).

payment options

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

premium limitations

Federal law limits the premiums that can be paid if this policy is to qualify as life insurance for tax purposes.  We will not accept a premium that would cause this limit to be exceeded.  If We accept such a premium in error, We will refund it as soon as the error is discovered.

If a policy change is executed that causes this policy to exceed the maximum premium limits allowed by federal law, We will refund the excess premium when the total premiums paid exceed the federal limits.

We will accept any premium needed to keep this policy in force.

about us

midland national life insurance company

We are Midland National Life Insurance Company, a stock life insurance company. We were organized, in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company”. We were reincorporated as a stock life insurance company in 1909. Our name, Midland National Life Insurance Company, was adopted in 1925. We redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition:  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to our policyowners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to our policyowners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective policyowners to read and understand our financial statements, which are included in this Statement of Additional Information ("SAI").

our separate account a

The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a “Separate Account” under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  The assets of the Separate Account may not be used to pay any liabilities of Midland National’s other assets and Midland National is obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to ten of the fifty-eight investment divisions of Our Separate Account at any one time.

our reports to policyowners

We currently intend to send You reports shortly after the end of the third, sixth, ninth, and twelfth policy months of each policy year that show:

•         the current death benefit for Your policy,

•         Your policy fund,

•         information about investment divisions,

•         the cash surrender value of Your policy,

•         the amount of Your outstanding policy loans,

•         the amount of any interest that You owe on the loan, and

•         information about the current loan interest rate.

The annual report will show any transactions involving Your policy fund that occurred during the policy year. Transactions include Your premium allocations, Our deductions, and Your transfer or withdrawals. The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions). We may change these reporting practices. Confirmations will be sent to You for transfers of amounts between investment divisions and certain other policy transactions.

Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance policy is delivered.

We will send You semi-annual reports with financial information on the funds.

dividends

We do not pay any dividends on these policies.

distribution of the policies

The policies are offered to the public on a continuous basis, but we have discontinued the offering.

Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the policies.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly-owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the policies through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to these policies and other variable life policies not included in this registration statement under the Midland National Life Separate Account A in the following amounts during the years indicated:

Fiscal year	Aggregate Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Commissions Retained by Sammons Securities Company*

2008	$7,179,896	$72,557
2009	$4,282,773	$47,429
2010	$3,349,631	$36,540

* Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland National’s variable universal life insurance policies under Separate Account A.

Sammons Securities Company passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the policies.  However, under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the policies.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for

•         “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the policies;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We and/or the Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell policies. This policy has been filed with and, as necessary, approved by insurance officials in those states. The provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell policies. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.

We are also subject to various federal securities laws and regulations with respect to the Separate Account and the policies.

discount for employees of sammons enterprises, inc.

Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s policy during the first year. All other policy provisions will apply.

legal matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

financial matters

The financial statements of Midland National Life Separate Account A and Midland National Life Insurance Company, included in this SAI and the registration statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in this SAI. The address for PricewaterhouseCoopers LLP is 100 E. Wisconsin Ave., Suite 1800, Milwaukee, WI 53202. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.

additional information

We have filed a Registration Statement relating to the Separate Account and the variable life insurance policy described in this SAI with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this SAI under the rules and regulations of the SEC. If You would like additional information, then You may obtain it from the SEC’s main office in Washington, DC. You will have to pay a fee for the material.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.  We base the performance information on the investment experience of the investment division and the funds.  The information does not indicate or represent future performance.

Total return quotations reflect changes in funds’ share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge.  The quotations will not reflect deductions from premiums (the sales charge, premium tax charge, and any per premium expense charge), the monthly deduction from the policy fund (the expense charge, the cost of insurance charge, and any charges for additional benefits), the surrender charge, or other transaction charges.  These fees and charges would have reduced the performance shown.  Therefore, these returns do not show how actual investment performance will affect policy benefits.  A cumulative total return reflects performance over a stated period of time.  An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.  Average annual total returns tend to smooth out variations in an investment division’s returns and are not the same as actual year-by-year results.

Midland National may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.

illustrations

Midland National may provide individual hypothetical illustrations of policy fund, cash surrender value, and death benefits based on the funds’ historical investment returns.  These illustrations will reflect the deduction of expenses in the funds and the deduction of policy charges, including the mortality and expense risk charge, the deductions from premiums, the monthly deduction from the policy fund and the surrender charge.  The hypothetical illustrations are designed to show the performance that could have resulted if the policy had been in existence during the period illustrated and do not indicate what policy benefits will be in the future.

Financial Statements

The financial statements of Midland National Life Insurance Company included in this Statement of Additional Information should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland National Life Insurance Company to meet its obligations under the policies.  They should not be considered as bearing upon the investment performance of the assets held in the Separate Account.

MNLIC
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010 and 2009

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                          1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2010 and 2009       2

     Consolidated Statements of Income for the years ended
       December 31, 2010, 2009 and 2008                                 3

     Consolidated Statements of Stockholder's Equity and
       Comprehensive Income (Loss) for the years ended
       December 31, 2010, 2009 and 2008                                 4

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2010, 2009 and 2008                                 5

     Notes to Consolidated Financial Statements                         7

                         Report of Independent Auditors

To the Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiaries

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland
National Life Insurance Company and Subsidiaries (the "Company") at December 31,
2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 25, 2011

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, WI  53202

T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2010 and 2009
(Amounts in Thousands, except par value)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      2010                 2009
                                                                                 -----------------   ------------------

ASSETS
Investments
    Fixed maturities, available for sale, at fair value                               $24,516,373          $22,256,805
    Equity securities, at fair value                                                      424,953              462,328
    Mortgage loans                                                                        247,133              241,001
    Policy loans                                                                          333,186              315,979
    Short-term investments                                                                248,637              353,271
    Derivative instruments                                                                425,656              435,085
    Other invested assets                                                                 983,630              337,514
                                                                                 -----------------   ------------------
              Total investments                                                        27,179,568           24,401,983
Cash                                                                                       50,517              269,749
Accrued investment income                                                                 237,447              217,912
Deferred policy acquisition costs                                                       1,502,244            1,798,826
Deferred sales inducements                                                                455,628              626,447
Present value of future profits of acquired businesses                                     21,015               21,767
Federal income tax asset, net                                                              58,019              410,274
Other receivables, other assets and property, plant and equipment                         146,950              145,213
Reinsurance receivables                                                                 1,889,376            2,079,974
Separate account assets                                                                 1,001,274              934,472
                                                                                 -----------------   ------------------
              Total assets                                                            $32,542,038          $30,906,617
                                                                                 =================   ==================
LIABILITIES
Liabilities
Policyholder account balances                                                         $24,817,393          $23,244,885
Policy benefit reserves                                                                 1,049,300            1,003,106
Policy claims and benefits payable                                                        119,949               99,461
Repurchase agreements, other borrowings and collateral on
 derivative instruments                                                                 2,527,412            2,974,315
Derivative instruments                                                                     10,541               51,187
Other liabilities                                                                         729,027              674,515
Separate account liabilities                                                            1,001,274              934,472
                                                                                 -----------------   ------------------
              Total liabilities                                                        30,254,896           28,981,941
                                                                                 -----------------   ------------------
STOCKHOLDER'S EQUITY
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     issued and outstanding                                                                 2,549                2,549
    Additional paid-in capital                                                            335,907              301,827
    Retained earnings                                                                   1,860,073            1,599,861
    Accumulated other comprehensive income (loss)                                          88,613             (483,751)
                                                                                 -----------------   ------------------
              Total Midland National Life Ins. Co. stockholder's equity                 2,287,142            1,420,486
Noncontrolling interest                                                                         -              504,190
                                                                                 -----------------   ------------------
              Total stockholder's equity                                                2,287,142            1,924,676
                                                                                 -----------------   ------------------
              Total liabilities and stockholder's equity                              $32,542,038          $30,906,617
                                                                                 =================   ==================

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                               2010             2009              2008
                                                                           --------------  ----------------  ---------------

REVENUES
Premiums                                                                       $ 146,850         $ 147,415        $ 137,156
Interest sensitive life and investment product charges                           303,991           295,560          288,514
Net investment income                                                          1,407,708         1,059,608          966,440
Net gains (losses) on derivatives and derivative instruments                     191,371          (157,076)         (37,865)
Net unrealized gain from variable interest entity                                      -            35,795           27,442
Net realized investment gains                                                     94,571           154,827          117,775
Total other-than-temporary impairment losses                                     (75,139)          (83,778)         (87,404)
Noncredit portion in other comprehensive income                                    3,557            12,307                -
                                                                           --------------  ----------------  ---------------
              Net impairment loss recognized in earnings                         (71,582)          (71,471)         (87,404)
Other income                                                                      15,045            12,419           16,583
                                                                           --------------  ----------------  ---------------
              Total revenue                                                    2,087,954         1,477,077        1,428,641
                                                                           --------------  ----------------  ---------------
BENEFITS AND EXPENSES
Interest credited to policyholder account balances                               881,856           541,266          447,901
Benefits incurred                                                                302,497           238,071          245,319
Amortization of deferred sales inducements                                        80,765            60,246           74,081
                                                                           --------------  ----------------  ---------------
              Total benefits                                                   1,265,118           839,583          767,301
Operating and other expenses (net of commissions and other
 expenses deferred)                                                              116,552           162,648           92,491
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                          221,904           175,601          178,739
                                                                           --------------  ----------------  ---------------
              Total benefits and expenses                                      1,603,574         1,177,832        1,038,531
                                                                           --------------  ----------------  ---------------
              Income before income taxes                                         484,380           299,245          390,110
Income tax provision                                                             131,908           102,308          138,996
                                                                           --------------  ----------------  ---------------
              Net income                                                         352,472           196,937          251,114
Less:  Net income attributable to noncontrolling interests (net
 of tax $0 in 2010, $9,992 in 2009 and $533 in 2008)                                   -           (57,373)          (6,437)
                                                                           --------------  ----------------  ---------------
              Net income attributable to Midland National Life Ins. Co.        $ 352,472         $ 139,564        $ 244,677
                                                                           ==============  ================  ===============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                   Midland National Life Insurance Co. Stockholder's Equity
                                                              -------------------------------------------------------------------

                                                                               Additional
                                                                 Common          Paid-in         Retained        Comprehensive
                                                                  Stock          Capital         Earnings           Income
                                                              --------------  --------------   -------------   ------------------

Balance, December 31, 2007                                        $   2,549       $ 268,707      $1,306,927
Comprehensive income (loss)
    Net income                                                                                      244,677         $    244,677
    Other comprehensive income  (loss)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax $390,545)                                                            (725,299)
      Pension liability (net of tax ($1,259))                                                                             (2,337)
      Post-retirement liability (net of tax $682)                                                                          1,266
                                                                                                               ------------------
              Comprehensive (loss)                                                                                  $   (481,693)
                                                                                                               ==================
Capital contribution                                                                 50,000
Dividends paid on common stock                                                                      (46,740)
                                                              --------------  --------------   -------------
Balance, December 31, 2008                                            2,549         318,707       1,504,864
Cumulative effect of non-credit impairment losses
 from prior periods (net of tax ($3,796))                                                             7,050
Comprehensive income (loss)
    Net income                                                                                      139,564         $    139,564
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments,
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $165,204)                                                                                  306,808
      Pension liability (net of tax ($1,200))                                                                             (2,229)
      Post-retirement liability (net of tax $340)                                                                            630
                                                                                                               ------------------
              Comprehensive income                                                                                  $    444,773
                                                                                                               ==================
Equity transactions with noncontrolling interests, net                              (16,880)
Capital contribution
Dividends paid on common stock                                                                      (51,617)
                                                              --------------  --------------   -------------
Balance, December 31, 2009                                            2,549         301,827       1,599,861
Deconsolidation of variable interest entity                                          16,880
Comprehensive income (loss)
    Net income                                                                                      352,472              352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $310,610)                                                                                  576,847
      Pension liability (net of tax ($1,760))                                                                             (3,269)
      Post-retirement liability (net of tax ($654))                                                                       (1,214)
                                                                                                               ------------------
              Comprehensive income                                                                                  $    924,836
                                                                                                               ==================
Capital contribution                                                                  5,000
Employee stock ownership plan                                                        12,200
Dividends paid on common stock                                                                      (92,260)
                                                              --------------  --------------   -------------
Balance, December 31, 2010                                        $   2,549       $ 335,907      $1,860,073
                                                              ==============  ==============   =============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                              ----------------------------------------------------------
                                                                    Accumulated
                                                                       Other                               Total
                                                                   Comprehensive      Noncontrolling   Stockholder's
                                                                   Income (Loss)        Interest           Equity
                                                                 ------------------  ---------------   ---------------

Balance, December 31, 2007                                            $    (55,540)        $      -       $ 1,522,643
Comprehensive income (loss)
    Net income                                                                                6,437           251,114
    Other comprehensive income  (loss)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax $390,545)              (725,299)                          (725,299)
      Pension liability (net of tax ($1,259))                               (2,337)                            (2,337)
      Post-retirement liability (net of tax $682)                            1,266                              1,266
              Comprehensive (loss)
Capital contribution                                                                        127,400           177,400
Dividends paid on common stock                                                                                (46,740)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2008                                                (781,910)         133,837         1,178,047
Cumulative effect of non-credit impairment losses
 from prior periods (net of tax ($3,796))                                   (7,050)                                 -
Comprehensive income (loss)
    Net income                                                                               57,373           196,937
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments,
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $165,204)                                    306,808                            306,808
      Pension liability (net of tax ($1,200))                               (2,229)                            (2,229)
      Post-retirement liability (net of tax $340)                              630                                630
              Comprehensive income
Equity transactions with noncontrolling interests, net                                       16,880
Capital contribution                                                                        296,100           296,100
Dividends paid on common stock                                                                                (51,617)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2009                                                (483,751)         504,190         1,924,676
Deconsolidation of variable interest entity                                                (504,190)         (487,310)
Comprehensive income (loss)
    Net income                                                                                                352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $310,610)                                    576,847                            576,847
      Pension liability (net of tax ($1,760))                               (3,269)                            (3,269)
      Post-retirement liability (net of tax ($654))                         (1,214)                            (1,214)
              Comprehensive income
Capital contribution                                                                                            5,000
Employee stock ownership plan                                                                                  12,200
Dividends paid on common stock                                                                                (92,260)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2010                                             $    88,613         $      -       $ 2,287,142
                                                                 ==================  ===============   ===============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                       2010               2009               2008
                                                                   -------------  -----------------  -----------------

OPERATING ACTIVITIES
Net income                                                            $ 352,472          $ 196,937          $ 251,114
Adjustments to reconcile net income to net cash
 provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and present value
     of future profits of acquired businesses                           302,669            235,847            252,821
    Net amortization of premiums and discounts
     on investments                                                    (131,051)           (89,973)           (53,509)
    Amortization of index options                                       179,637            165,439            258,469
    Employee stock ownership plan                                        12,200                  -                  -
    Policy acquisition costs deferred                                  (263,602)          (214,843)          (239,169)
    Sales inducements deferred                                          (92,589)           (74,579)           (96,598)
    Net realized investment (gains) losses and net
     impairment losses recognized in earnings                           (22,989)           (83,356)           (30,371)
    Net (gains) losses on derivatives and derivative
     instruments                                                       (191,371)           157,076             37,865
    Net unrealized gains from variable interest entity                        -            (35,795)           (27,442)
    Provision (benefit) for deferred income taxes                        20,151            (17,781)            21,142
    Net interest credited and product charges on
     universal life and investment policies                             895,216            436,536            365,747
    Changes in other assets and liabilities
      Net receivables                                                   (23,954)           (57,028)            (8,417)
      Net payables                                                       71,909            125,697             18,239
      Policy benefits                                                   102,645             55,813             91,041
      Other, net                                                        (49,117)              (567)             4,410
                                                                   -------------  -----------------  -----------------
              Net cash provided by operating activities               1,162,226            799,423            845,342
                                                                   -------------  -----------------  -----------------

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                      2010               2009               2008
                                                                 ----------------  -----------------  -----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                   5,026,800          7,712,355          8,621,197
    Equity securities                                                    224,575            100,281            138,241
    Mortgage loans                                                        52,252             33,601             43,499
    Derivative instruments                                                     -              9,987             45,877
    Other invested assets                                                 52,778             37,206             26,382
Cost of investments acquired
    Fixed maturities                                                  (6,821,533)        (9,049,051)       (10,928,448)
    Equity securities                                                   (160,158)          (102,725)          (130,751)
    Mortgage loans                                                       (61,773)           (25,893)            (4,720)
    Derivative instruments                                              (125,959)          (162,597)          (423,186)
    Other invested assets                                                (31,865)           (28,219)           (84,276)
Change in cash due to deconsolidation of VIE                            (159,827)                 -                  -
Net change in policy loans                                               (17,207)              (487)           (16,081)
Net change in short-term investments                                     104,634           (175,000)           174,597
Net change in collateral on derivatives                                  (86,174)           183,681            (92,372)
Net change in amounts due to/from brokers                                 30,861            144,838              5,189
                                                                 ----------------  -----------------  -----------------
              Net cash used in investing activities                   (1,972,596)        (1,322,023)        (2,624,852)
                                                                 ----------------  -----------------  -----------------
FINANCING ACTIVITIES
Receipts from universal life and investment  products                  2,906,068          2,779,877          2,798,104
Benefits paid on universal life and investment  products              (2,189,030)        (2,076,795)        (1,870,294)
Net change in repurchase agreements and other borrowings                 (38,643)          (258,701)           820,615
Receipts related to noncontrolling interests, net                              -            296,100            127,400
Capital contributions received                                             5,000                  -             50,000
Dividends paid on common stock                                           (92,257)           (51,617)           (46,740)
                                                                 ----------------  -----------------  -----------------
              Net cash provided by financing activities                  591,138            688,864          1,879,085
                                                                 ----------------  -----------------  -----------------
              Net increase (decrease) in cash                           (219,232)           166,264             99,575
Cash
Beginning of year                                                        269,749            103,485              3,910
                                                                 ----------------  -----------------  -----------------
End of year                                                            $  50,517          $ 269,749          $ 103,485
                                                                 ================  =================  =================
SUPPLEMENTAL INFORMATION
Cash paid during the year for
 Income taxes, paid to parent                                           $ 51,374          $ 204,153          $  59,855
Interest on other borrowings                                               2,381              4,594              5,044

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
--------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. MNL Reinsurance Company ("MNL Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in Iowa. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for
        Life and Health Insurance ("North American").

        Midland National is a limited partner in Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a
        private investment company and variable interest entity. At December 31,
        2009 and 2008, Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% and 62.9%
        of the Fund, respectively. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting
        Standards Board ("FASB"), the Company deconsolidated the Fund as of
        January 1, 2010. See Note 6 for further discussion of the
        deconsolidation of the Fund.

        Basis of Presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Significant intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        During 2009, the FASB issued revised guidance effective January 1, 2010, related to VIEs whereby an enterprise is required to perform an analysis on all entities with which it has a financial interest. The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns. If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE, or both. The
        Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the Company's consolidated financial statements.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP") and policy benefit reserves for traditional life insurance policies.

        Interest Rate Risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity Risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty Risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair Value of Financial Assets, Financial Liabilities, and Financial
        Instruments

        The Company has adopted the guidance on fair value option for financial assets and financial liabilities. This guidance allows the Company to elect to fair value certain financial assets and financial liabilities.
        The election is irrevocable and is made contract by contract. The
        Company has not elected to utilize the fair value option for any of its eligible financial assets or financial liabilities.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale Securities

        Fair value for fixed maturity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded, fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage Loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term Investments

        The carrying amounts for short-term investments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative Instruments

        Fair value for options are based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other Invested Assets

        Other invested assets consist primarily of limited partnerships. The
        Company adopted guidance for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent) for the year ended December 31, 2009. The guidance permits, as a practical expedient, a reporting entity to measure the fair value of an investment on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment
        (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date. The Company's limited partnerships are measured using this method.

        Reinsurance Receivables - Embedded Derivatives from Reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate Account Assets

        Separate account assets are reported at estimated fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder Account Balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Fair value for embedded derivatives related to indexed life and annuity products is determined based on models the Company has developed to estimate the fair value of the liabilities.

        Repurchase Agreements, other Borrowings and Collateral on Derivative
        Instruments

        The fair value of the Company's reverse repurchase agreements is tied to the market value of the underlying collateral securities. The fair value of other borrowings which consist of borrowings from the Federal Home
        Loan Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and Investment Income

        Available-for-sale Securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and noncredit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of stockholder's equity.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        As previously discussed in the Organization section of this footnote, the Company consolidated the Fund at December 31, 2009 and 2008. As an investment company, the Fund did not classify its fixed maturity investments into the three previously described categories. In addition, the Fund, and therefore the Company in its consolidation of the Fund, reported its fixed maturity investments at fair value but the unrealized gains and losses were reported as net unrealized gain from variable interest entity in the consolidated statements of income rather than as a component of OCI in the consolidated statements of stockholder's equity. The Company has included $1,265,946 in available-for-sale fixed maturity securities of the Fund in the accompanying consolidated balance sheets as of December 31, 2009. The unrealized gains on these fixed maturity securities of $34,739 and $27,311 for the years ended December
        31, 2009 and 2008, respectively, were reported as net unrealized gain from variable interest entity in the accompanying consolidated statements of income. In addition, the Fund held one preferred stock that was reported as an equity security in the accompanying consolidated balance sheets. The reported value of this security was $3,049 as of
        December 31, 2009 and the unrealized gain of $1,056 and $131 for the years ended December 31, 2009 and 2008, respectively, was reported as a component of net unrealized gain from variable interest entity in the accompanying consolidated statements of income. Subsequent to the deconsolidation of the Fund, the fair value of the Company's equity position in the Fund of $627,226 is reported in other invested assets in the consolidated balance sheets at December 31, 2010. See Note 6 for further discussion of the deconsolidation the Fund.

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $84,434 and $96,981 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2010 and 2009, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMOs and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment ("OTTI") policy. At December 31, 2010 and 2009, 76% and 62%, respectively, of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage Loans

        Mortgage loans are carried at the adjusted unpaid balances.
        Approximately 38% of the Company's mortgage loan portfolio is located in
        Florida, Georgia, North Carolina, and South Carolina and 14% is located in California, Oregon and Washington. The composition of the mortgage loan portfolio by property characteristic category as of December 31,
        2010 was as follows: Office 19%, Industrial 11%, Residential 12%, Retail
        4%, Apartment 2%, and Other 52%. During 2010, six new mortgages were originated for $58,890. Two new mortgages were originated in 2009 for
        $25,893, the majority of which related to an additional mortgage on the property of an indirect affiliate (see Note 16). The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and
        Florida. At December 31, 2010, the reported value of these reverse mortgages was $29,456. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on nonperforming loans is generally recognized on a cash basis. The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized impairment charges against earnings of
        $1,036 (two loans) and $1,530 (four loans) for the years ended December
        31, 2010 and 2009, respectively. There was no impairment charge recognized in 2008.

        Policy Loans

        Policy loans are carried at unpaid principal balances.

        Short-term Investments

        Short-term investments primarily include commercial paper, money market funds and fixed income securities acquired with less than one year to maturity and are stated at amortized cost.

        Derivative Instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Other Invested Assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the fair value, cost, equity or consolidation method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet.
        In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $39,176 and $40,092 as of
        December 31, 2010 and 2009, respectively.

        Other-than-temporary Impairment Losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. During the latter part of 2008, the general credit markets were distressed and there was illiquidity in many of the markets where the Company traded its fixed income securities. The credit market conditions improved during 2009 and improvements in credit markets and a low interest rate environment during 2010 resulted in additional fair value gains in the Company's fixed income securities portfolio. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        Effective January 1, 2009, the Company implemented new guidance issued by the FASB that expands the determination of whether an impairment of debt securities is other-than-temporary and the determination of the amount of the impairment to charge against earnings. When an OTTI has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a noncredit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost.
        The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the noncredit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2010, 2009 and 2008, the Company recorded $71,582, $71,471 and
        $87,404, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income. The Company was required to recognize the cumulative effect of initially applying this guidance in 2009. For the fixed income securities held at the beginning of 2009 for which an
        OTTI was previously recognized and the Company did not intend to sell and it was not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the cumulative effect of initially applying this guidance is recognized as an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated OCI. The amount of the cumulative effect adjustment recognized by the Company was $7,050, which is reported in the accompanying consolidated statements of stockholder's equity.

        Investment Income

        Investment income is recorded when earned. Net realized investment gains
        (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and noninterest bearing deposits held by custodial banks.

        Derivatives and Derivative Instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.
        Effectiveness is evaluated on a retrospective and prospective basis.

        The changes in fair value of derivative instruments designated as effective fair value hedges and the changes in fair value of the hedged fixed income securities are reported as a component of net gains
        (losses) on derivatives and derivative instruments. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives and derivative instruments in the period of change.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of stockholder's equity (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to effective fair value hedges and nonhedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued Investment Income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred Policy Acquisition Costs

        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred Sales Inducements

        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present Value of Future Profits of Acquired Businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,546, $1,300, $1,119, $1,248 and $1,180 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of estimates of current or future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance Receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those companies to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables. The
        Company uses reinsurance for capital relief and risk mitigation on life and annuity products. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The
        Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate Account Assets and Liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy Claims and Benefits Payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred on the consolidated statements of income.

        Recognition of Traditional Life Insurance Revenue and Policy Benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,049,300 and $1,003,106 at
        December 31, 2010 and 2009, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2010 and 2009.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life
        Insurance Products and Investment Contracts ("Interest Sensitive
        Policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $24,817,393 and
        $23,244,885 at December 31, 2010 and 2009, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 1.00% to 6.60%
        in 2010 and from 2.00% to 7.50% in 2009. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase Agreements

        As part of its investment strategy, the Company enters into reverse repurchase agreements to increase the Company's investment return. The
        Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2010 and 2009, there were
        $2,063,855 and $2,424,585, respectively, of such agreements outstanding.
        The collateral for these agreements is held in short-term investments and fixed maturities in the consolidated balance sheets.

        Dividends and Distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net income or
        10% of the insurance companies' statutory surplus at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income Taxes

        The Company is a member of the Sammons Enterprises Inc. ("SEI")
        consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
        Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from,
        SEI in the amount they would have paid to, or received from, the
        Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Comprehensive Income

        Comprehensive income for the Company includes net income and OCI, which includes pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, noncredit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently Adopted Authoritative Guidance

        Fair Value Measurements

        Effective January 1, 2010, the Company adopted the additional guidance on disclosures for fair value measurements as issued by the FASB. The new disclosures add a requirement to disclose transfers in and out of
        Level 1 and 2 measurements and clarify two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques.
        The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        Other-than-temporary Impairments

        In April 2009, the FASB issued amended guidance on the recognition and presentation of OTTI and required additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered OTTI if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an OTTI as well. In addition, if the
        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings.
        If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss which is recognized as a charge against earnings and a noncredit related loss that is recognized in accumulated other comprehensive loss. The adoption of the guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI.
        The Company adopted the guidance as required on January 1, 2009, recorded a reclassification of $7,050 from retained earnings to accumulated OCI and included the additional disclosures as required.

        See Note 1 for additional discussion on this guidance.

        Transfers of Financial Assets

        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        The Company adopted the guidance January 1, 2010. The new guidance did not have a material effect on the consolidated financial statements.

        Variable Interest Entities

        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether a company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether a company is the primary beneficiary of a VIE, which could result in deconsolidation of previously consolidated entities. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The Company adopted the guidance effective January 1, 2010. The Company has evaluated its investments in limited partnerships, a re-securitization trust, and the Fund to determine if there are VIE's which would require consolidation or deconsolidation in accordance with this new guidance.
        As a result of adopting the new guidance the Company determined a previously consolidated VIE should be deconsolidated.

        See Note 6 for further discussion.

        Recently Issued Authoritative Guidance

        Fair Value Measurements

        In January 2010, the FASB issued additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. This guidance is effective for fiscal years beginning after December 15,
        2010. The Company believes the guidance will not have a material impact on the consolidated financial statements, but will increase the disclosures about fair value.

        Investments Held through Separate Accounts

        In April 2010, the FASB issued additional guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer's interests. A company should not combine general account and separate account interests in the same investment when assessing the investment for consolidation. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also provides guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The guidance is effective for fiscal years beginning after December 15, 2010. The Company does not expect the guidance to have a material effect on the consolidated financial statements.

        Allowance for Credit Losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.
        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the
        Company's mortgage loan portfolio. The new disclosure requirements are effective for reporting periods ending after December 15, 2011. The guidance does not change current accounting guidance but requires additional disclosures. The Company believes the guidance will not have any impact on the consolidated financial statements, but will increase the disclosures about the allowance for credit losses.

        Deferred Policy Acquisition Costs and Deferred Sales Inducements

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. The guidance is effective for periods beginning after
        December 31, 2011 and is to be applied prospectively. Early adoption and retrospective application are optional. The Company is currently evaluating the impact the new guidance will have on the consolidated financial statements, but it could be material.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                            December 31, 2010                     December 31, 2009
                                                     ----------------------------------  ------------------------------------
                                                       Carrying          Estimated           Carrying          Estimated
                                                        Value            Fair Value           Value            Fair Value
                                                     ---------------  -----------------  -----------------  -----------------

Financial assets
Available-for-sale
    Fixed maturities                                   $ 24,516,373       $ 24,516,373       $ 22,256,805       $ 22,256,805
    Equity securities                                       424,953            424,953            462,328            462,328
Mortgage loans                                              247,133            219,546            241,001            207,576
Short-term investments                                      248,637            248,637            353,271            353,271
Derivative instruments                                      425,656            425,656            435,085            435,085
Other invested assets                                       983,630            998,669            337,514            362,471
Reinsurance receivables - embedded
 derivatives from reinsurance ceded                          26,061             26,061              6,676              6,676
Separate account assets                                   1,001,274          1,001,274            934,472            934,472
Financial liabilities
Policyholder account balances
    Investment-type insurance contracts                $ 14,193,220       $ 12,724,974       $ 12,808,780       $ 11,444,929
    Indexed life and annuity embedded derivatives           (40,622)           (40,622)            26,158             26,158
Repurchase agreements, other borrowings
 and collateral on derivative instruments                $2,527,412         $2,527,412         $2,974,315         $2,974,315
Derivative instruments                                       10,541             10,541             51,187             51,187

        Fair Value Measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using nonbinding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds and noninterest bearing cash. As required by the fair value measurements guidance, the
        Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.
        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing service uses a discounted cash flow model or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2010 and 2009 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2010
                                                      --------------------------------------------------------------------------
                                                        Quoted Prices
                                                         in Active          Significant
                                                        Markets for            Other           Significant
                                                         Identical           Observable        Unobservable
                                                        Instruments            Inputs            Inputs
                                                         (Level 1)           (Level 2)          (Level 3)            Total
                                                      ----------------   -----------------  -----------------  -----------------

Financial assets (carried at fair value)
Fixed maturities
    U.S. government and agencies                                  $ -         $ 3,357,124                $ -        $ 3,357,124
    Municipal securities                                            -           3,015,347                  -          3,015,347
    Corporate securities                                            -           7,422,540          1,148,275          8,570,815
    Residential mortgage-backed securities                          -           2,864,008            205,743          3,069,751
    Commercial mortgage-backed securities                           -           1,417,735                 94          1,417,829
    Asset-backed securities                                         -           2,456,071          2,457,780          4,913,851
    Other debt obligations                                          -              84,254             87,402            171,656
                                                      ----------------   -----------------  -----------------  -----------------
              Total fixed maturities                          $     -        $ 20,617,079         $3,899,294       $ 24,516,373
Equity securities
    Financial services                                        $     -           $ 287,542          $  10,826          $ 298,368
    Other                                                           -              86,762             39,823            126,585
                                                      ----------------   -----------------  -----------------  -----------------
              Total equity securities                         $     -           $ 374,304          $  50,649          $ 424,953
Derivative instruments
    Options                                                   $     -           $ 209,211            $     -          $ 209,211
    Interest rate swaps, credit default swaps
    and interest rate floors                                        -              23,143                  -             23,143
    Futures                                                   193,302                   -                  -            193,302
                                                      ----------------   -----------------  -----------------  -----------------
           Total derivative instruments                     $ 193,302           $ 232,354            $     -          $ 425,656
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Indexed annuity products ceded                            $     -             $     -          $ (23,614)         $ (23,614)
    Indexed annuity funds withheld                                  -                   -             49,675             49,675
                                                      ----------------   -----------------  -----------------  -----------------
              Total reinsurance receivables                   $     -             $     -          $  26,061          $  26,061
Separate account assets                                    $1,001,274             $     -            $     -         $1,001,274
Financial liabilities (carried at fair value)
Policy account balances - index
 life and annuity embedded derivatives                              -                   -            (40,622)           (40,622)
Derivative instruments
    Interest rate swaps and credit default swaps                    -              10,541                  -             10,541
                                                      ----------------   -----------------  -----------------  -----------------
              Total derivative instruments                    $     -           $  10,541            $     -          $  10,541

                                                                               December 31, 2009
                                                  ---------------------------------------------------------------------------
                                                    Quoted Prices
                                                     in Active          Significant
                                                    Markets for            Other           Significant
                                                     Identical          Observable         Unobservable
                                                    Instruments           Inputs              Inputs
                                                     (Level 1)           (Level 2)          (Level 3)            Total
                                                  -----------------   ----------------   -----------------  -----------------

Financial assets (carried at fair value)
Fixed maturities
U.S. government and agencies                               $     -         $3,254,711             $     -         $3,254,711
Non U.S. governments                                             -                  -                   -                  -
Corporate securities                                             -          6,617,649             754,956          7,372,605
Residential mortgage-backed securities                           -          1,942,431           1,154,910          3,097,341
Commercial mortgage-backed securities                            -          1,289,682              65,423          1,355,105
Asset-backed securities                                          -          1,943,826           2,836,787          4,780,613
Other debt obligations                                           -          2,157,165             239,265          2,396,430
                                                  -----------------   ----------------   -----------------  -----------------
              Total fixed maturities                             -         17,205,464           5,051,341         22,256,805
Equity securities                                                -            437,084              25,244            462,328
Derivative instruments                                           -            435,085                   -            435,085
Reinsurance receivables - embedded
 derivatives from reinsurance ceded                              -                  -               6,676              6,676
Separate account assets                                    934,472                  -                   -            934,472
Financial liabilities (carried at fair value)
Policy account balances - indexed
 life and annuity embedded derivatives                     $     -            $     -           $  26,158          $  26,158
Derivative instruments                                      23,159             28,028                   -             51,187

        Approximately 16% and 23% of the total fixed maturities are included in the Level 3 group at December 31, 2010 and 2009, respectively.

        The following tables summarize certain marketable securities and investments categorized as Level 3 by valuation methodology as of
        December 31, 2010 and 2009:

                                                                            December 31, 2010
                                                        -----------------------------------------------------------
                                                           Third-party            Priced
                                                             Source             Internally             Total
                                                        ------------------  -------------------  ------------------

Fixed maturities
    Corporate securities                                        $  83,957          $ 1,064,318         $ 1,148,275
    Residential mortgage-backed securities                              -              205,743             205,743
    Commercial mortgage-backed securities                               -                   94                  94
    Asset-backed securities                                             -            2,457,780           2,457,780
    Other debt obligations                                              -               87,402              87,402
                                                        ------------------  -------------------  ------------------
              Total fixed maturities                               83,957            3,815,337           3,899,294
Equity securities
    Financial services                                                  -               10,826              10,826
    Other                                                               -               39,823              39,823
                                                        ------------------  -------------------  ------------------
              Total fixed maturities                                    -               50,649              50,649
                                                        ------------------  -------------------  ------------------
                                                                $  83,957          $ 3,865,986         $ 3,949,943
                                                        ==================  ===================  ==================
              Percent of total                                        2%                 98%               100%
                                                        ==================  ===================  ==================

                                                                            December 31, 2009
                                                       ------------------------------------------------------------
                                                          Third-party            Priced
                                                            Source             Internally             Total
                                                       ------------------   ------------------  -------------------

Fixed maturities
    Corporate securities                                      $  181,604           $  573,352           $  754,956
    Residential mortgage-backed securities                         2,350            1,152,560            1,154,910
    Commercial mortgage-backed securities                         50,965               14,458               65,423
    Asset-backed securities                                       96,342            2,740,446            2,836,788
    Other debt obligations                                       118,179              121,085              239,264
                                                       ------------------   ------------------  -------------------
              Total fixed maturities                             449,440            4,601,901            5,051,341
Equity securities                                                      -               25,244               25,244
                                                       ------------------   ------------------  -------------------
                                                       ------------------   ------------------  -------------------
                                                              $  449,440          $ 4,627,145          $ 5,076,585
                                                       ==================   ==================  ===================
              Percent of total                                       9%                 91%                100%
                                                       ==================   ==================  ===================

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2010 and 2009 are as follows:

                                                                  December 31, 2010
                                  ----------------------------------------------------------------------------------
                                                Realized and Unrealized    Purchases,
                                                    Gains (Losses)         Issuances,
                                               --------------------------     and       Transfers in
                                  Beginning    Included in   Included in   Settlements  and/or out of     Ending
                                   Balance      Net Income       OCI          (Net)      Level 3 (A)      Balance
                                  -----------  --------------------------  ------------ --------------  ------------

Financial assets
 (carried at fair value)
Fixed maturities
   Municipal securities            $ 132,606        $    -        $    -        $    -     $ (132,606)       $    -
   Corporate securities              754,957           578        63,256       122,218        207,266     1,148,275
   Residential mortgage-
    backed securities                470,648        (4,974)       43,211       (75,718)      (227,424)      205,743
   Commercial mortgage-
    backed securities                749,685       (33,538)       47,736        (1,462)      (762,327)           94
   Asset-backed securities         2,836,786       (25,459)       73,442       193,320       (620,309)    2,457,780
   Other debt obligations            106,659           109         5,654        10,487        (35,507)       87,402
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total fixed maturities   $ 5,051,341    $ (63,284)    $ 233,299     $ 248,845    $(1,570,907)  $ 3,899,294
Equity securities
   Financial services               $ 25,245      $ 13,211      $ (1,293)    $ (26,337)       $     -      $ 10,826
   Other                                   -             -           (42)       39,865              -        39,823
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total equity securities    $ 25,245      $ 13,211      $ (1,335)     $ 13,528        $     -      $ 50,649
Reinsurance receivables -
 embedded derivatives
 from reinsurance ceded
   Indexed annuity
    products ceded                  $ (6,133)    $ (17,481)       $    -        $    -        $     -     $ (23,614)
   Indexed annuity funds
    withheld                          12,809        36,866             -             -              -        49,675
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total reinsurance
          receivables               $  6,676      $ 19,385        $    -        $    -        $     -      $ 26,061
Financial liabilities
 (carried at fair value)
   Policy account balances -
    indexed life and annuity
    embedded derivatives (B)        $ 26,158      $ 66,780        $    -        $    -        $     -     $ (40,622)

        (A) Included in the transfers in and/or out line above is $1,475,940 of securities priced using unobservable data at December 31, 2009 that were valued by a pricing service using observable market data at
            December 31, 2010, and $413,113 of securities transferred into Level
            3 that did not have enough observable data to include in Level 2 at
            December 31, 2010. An additional $507,076 was included in transfers out due to the deconsolidation of the Fund.

        (B) Excludes host accretion and the timing of posting index credits, which are included in insurance benefits in the consolidated statements of income.

                                                                December 31, 2009
                                 ---------------------------------------------------------------------------------
                                                Realized and Unrealized    Purchases,
                                                    Gains (Losses)         Issuances,
                                               --------------------------     and       Transfers in
                                  Beginning    Included in   Included in   Settlements  and/or out of   Ending
                                   Balance      Net Income       OCI         (Net)      Level 3 (A)     Balance
                                 ------------  -------------------------- ------------  ------------  ------------

Financial assets
 (carried at fair value)
Fixed maturities
   U.S. government
    and agencies                     $   350        $    -        $    -      $  (350)       $    -        $    -
   Corporate securities              685,419       (15,881)       63,431       52,719       (30,731)      754,957
   Residential mortgage-
    backed securities                674,905        37,142       (58,819)    (182,580)            -       470,648
   Commercial mortgage-
    backed securities                779,207       (38,297)       65,224      (45,507)      (10,942)      749,685
   Asset-backed securities         2,909,773       (50,704)     (272,470)     428,053      (177,866)    2,836,786
   Other debt obligations             94,813        (1,899)       (3,638)     173,809       (23,820)      239,265
                                 ------------  ------------  ------------ ------------  ------------  ------------
        Total fixed maturities   $ 5,144,467     $ (69,639)    $(206,272)   $ 426,144     $(243,359)  $ 5,051,341
Equity securities                   $ 76,522     $ (21,369)     $ 10,890    $ (15,102)    $ (25,697)     $ 25,244
Reinsurance receivables -
 embedded derivatives
 from reinsurance ceded            $ (35,680)     $ 42,356        $    -       $    -        $    -      $  6,676
Financial liabilities
 (carried at fair value)
Policy account balances -
 indexed life and annuity
 embedded derivatives (B)          $(416,478)    $(442,636)       $    -       $    -        $    -      $ 26,158

        (A) Included in the transfers in and/or out line above is $453,447 of securities priced using unobservable data at December 31, 2008 that were valued by a pricing service that uses observable market data at
            December 31, 2009, and $184,391 of securities that were transferred into Level 3 that did not have enough observable data to include in
            Level 2 at December 31, 2009.

        (B) Excludes host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2010 and
        2009 are as follows:

                                                            2010                2009
                                                     -----------------   -----------------

Financial assets (carried at fair value)
Fixed maturities
    Corporate securities                                     $ (5,974)            $ 1,730
    Residential mortgage-backed securities                     (3,607)             (6,707)
    Commercial mortgage-backed securities                     (33,515)             (5,165)
    Asset-backed securities                                   (18,214)                  -
    Other debt obligations                                        106                 261
                                                     -----------------   -----------------
             Total fixed maturities                        $  (61,204)         $   (9,881)
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Index annuity products ceded                           $  (17,481)         $  109,466
    Index annuity funds withheld                               36,866             (67,110)
                                                     -----------------   -----------------
             Total reinsurance receivables                  $  19,385           $  42,356
Financial liabilities (carried at fair value)
Policy account balances - indexed life and
 annuity embedded derivatives                               $  66,780          $ (442,636)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                             December 31, 2010                      December 31, 2009
                     ------------------------------------  -------------------------------------
                          Fair              Unfunded             Fair              Unfunded
                         Value             Commitments          Value            Commitments
                     ----------------   -----------------  -----------------   -----------------

Fixed income              $  861,438           $  56,892         $  226,862           $  75,895
Private equity                93,299              21,798             95,846              19,533
Real estate                   43,876              29,408             39,707              33,976
Other                             56                   -                 56                   -
                     ----------------   -----------------  -----------------   -----------------
                          $  998,669          $  108,098         $  362,471          $  129,404
                     ================   =================  =================   =================

        Limited partnership interests included in other investments above, are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND INVESTMENT INCOME

        Available-for-sale Securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2010 and 2009 are as follows:

                                                                       December 31, 2010
                                          ----------------------------------------------------------------------------
                                                                   Gross              Gross             Estimated
                                             Amortized           Unrealized         Unrealized             Fair
                                                Cost               Gains              Losses              Value
                                          -----------------   -----------------  -----------------   -----------------
Fixed maturities
    U.S. government and agencies               $ 3,432,038           $  96,842         $  171,756         $ 3,357,124
    Municipal securities                         3,044,016              48,063             76,732           3,015,347
    Corporate securities                         8,452,057             450,301            331,543           8,570,815
    Residential mortgage-backed
     securities                                  2,862,181             263,291             55,721           3,069,751
    Commercial mortgage-backed
     securities                                  1,428,109              55,274             65,554           1,417,829
    Asset-backed securities                      4,964,958             136,210            187,317           4,913,851
    Other debt obligations                         171,061               4,040              3,445             171,656
                                          -----------------   -----------------  -----------------   -----------------
             Total fixed maturities             24,354,420           1,054,021            892,068          24,516,373
Equity securities
    Financial services                             292,121              19,160             12,913             298,368
    Other                                          126,079               3,634              3,128             126,585
                                          -----------------   -----------------  -----------------   -----------------
             Total equity securities               418,200              22,794             16,041             424,953
                                          -----------------   -----------------  -----------------   -----------------
             Total available-for-sale         $ 24,772,620         $ 1,076,815          $ 908,109        $ 24,941,326
                                          =================   =================  =================   =================

                                                                       December 31, 2009
                                          ----------------------------------------------------------------------------
                                                                   Gross              Gross             Estimated
                                             Amortized           Unrealized         Unrealized             Fair
                                                Cost               Gains              Losses              Value
                                          -----------------   -----------------  -----------------   -----------------
Fixed maturities
    U.S. government and agencies               $ 3,516,095           $  20,070         $  281,455         $ 3,254,710
    Corporate securities                         7,707,269             308,254            642,916           7,372,607
    Residential mortgage-backed
     securities                                  2,990,682             180,952             74,293           3,097,341
    Commercial mortgage-backed
     securities                                  1,758,406              17,680            420,981           1,355,105
    Asset-backed securities                      4,958,375             118,026            295,788           4,780,613
    Other debt securities                        2,477,201              32,623            113,395           2,396,429
                                          -----------------   -----------------  -----------------   -----------------
             Total fixed maturities             23,408,028             677,605          1,828,828          22,256,805
Equity securities                                  468,575              17,928             24,175             462,328
                                          -----------------   -----------------  -----------------   -----------------
             Total available-for-sale          $23,876,603          $  695,533        $ 1,853,003         $22,719,133
                                          =================   =================  =================   =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2010 and 2009, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                   2010                                2009
                                                   ----------------------------------  ----------------------------------
                                                      Amortized         Estimated         Amortized         Estimated
                                                        Cost           Fair Value           Cost           Fair Value
                                                   ----------------  ----------------  ----------------  ----------------

Due in one year or less                                  $ 164,997         $ 163,659         $  98,940         $  94,482
Due after one year through five years                    1,536,679         1,574,353         1,591,569         1,570,708
Due after five years through ten years                   3,572,585         3,805,590         3,247,617         3,309,331
Due after ten years                                     10,570,356        10,296,314         9,523,683         8,747,613
Securities not due at a single maturity date
 (primarily mortgage-backed securities)                  8,509,803         8,676,457         8,946,219         8,534,671
                                                   ----------------  ----------------  ----------------  ----------------
             Total fixed maturities                   $ 24,354,420      $ 24,516,373      $ 23,408,028      $ 22,256,805
                                                   ================  ================  ================  ================

        Gross Unrealized Losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                    December 31, 2010
                                      -------------------------------------------------------------------------------
                                        Less than 12 Months        12 Months or More                Total
                                      ------------------------- -------------------------  --------------------------
                                                      Gross                     Gross                       Gross
                                         Fair      Unrealized      Fair       Unrealized       Fair      Unrealized
                                        Value        Losses        Value        Losses        Value        Losses
                                      -----------  ------------ ------------  -----------  ------------- ------------

Fixed maturities
   U.S. government and agencies        $ 462,300      $ 38,230    $ 976,610    $ 133,526     $1,438,910    $ 171,756
   Municipal securities                  661,944        22,129    1,034,481       54,603      1,696,425       76,732
   Corporate securities                  850,308        27,257    2,122,137      304,286      2,972,445      331,543
   Residential mortgage-backed
    securities                           108,946         3,132      334,160       52,589        443,106       55,721
   Commercial mortgage-backed
    securities                            37,677         1,146      459,780       64,408        497,457       65,554
   Asset-backed securities               448,191        19,971    1,345,738      167,346      1,793,929      187,317
   Other debt securities                  10,444           211       69,635        3,234         80,079        3,445
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total fixed maturities      2,579,810       112,076    6,342,541      779,992      8,922,351      892,068
Equity securities
   Financial services                     24,017         2,565       73,939       10,348         97,956       12,913
   Other                                  38,662           562       25,163        2,566         63,825        3,128
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total equity securities        62,679         3,127       99,102       12,914        161,781       16,041
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total available-for-sale   $ 2,642,489    $ 115,203  $ 6,441,643    $ 792,906     $9,084,132    $ 908,109
                                      ===========  ============ ============  ===========  ============= ============

                                                                    December 31, 2009
                                      -------------------------------------------------------------------------------
                                        Less than 12 Months        12 Months or More                 Total
                                      ------------------------- -------------------------  --------------------------
                                                      Gross                     Gross                       Gross
                                         Fair      Unrealized      Fair       Unrealized       Fair      Unrealized
                                        Value        Losses        Value        Losses        Value        Losses
                                      -----------  ------------ ------------  -----------  ------------- ------------

Fixed maturities
   U.S. government and agencies       $ 1,944,502    $ 140,052    $ 463,671    $ 141,403     $2,408,173    $ 281,455
   Corporate securities                  609,100        34,394    3,221,176      608,522      3,830,276      642,916
   Residential mortgage-backed
    securities                           371,533        50,065      189,245       24,228        560,778       74,293
   Commercial mortgage-backed
    securities                            31,679         2,428    1,150,235      418,553      1,181,914      420,981
   Asset-backed securities             1,442,584        54,538    1,260,694      241,250      2,703,278      295,788
   Other debt securities               1,205,209        47,817      524,237       65,578      1,729,446      113,395
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total fixed maturities      5,604,607       329,294    6,809,258    1,499,534     12,413,865    1,828,828
Equity securities                         25,775           213      189,218       23,962        214,993       24,175
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total available-for-sale   $ 5,630,382    $ 329,507  $ 6,998,476   $ 1,523,496  $ 12,628,858  $ 1,853,003
                                      ===========  ============ ============  ===========  ============= ============

        At December 31, 2010, the Company held 5,412 positions in fixed income and equity securities. The above table, as of December 31, 2010 includes
        648 securities of 448 issuers. At December 31, 2010, 84% of the unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2010, 16% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of nonredeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2010, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 91% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2010.

        U.S Government and Agencies

        The unrealized losses on U.S. Government and agencies, which represent
        19% of total unrealized losses at December 31, 2010, are primarily due to the increases in market interest rates since the securities in an unrealized loss position were purchased by the Company. The Company does not intend to sell or believe it will be required to sell these securities prior to recovery of each security's amortized cost, therefore the securities in these categories are not considered other-than-temporarily impaired at December 31, 2010.

        Municipal Securities

        The municipal category, which represents 8% of the unrealized losses at
        December 31, 2010, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. To a lesser degree, the unrealized losses are also the result of increases in market interest rates since the securities in an unrealized loss position were purchased. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate Securities

        The largest unrealized losses in corporate securities, which represent
        37% of unrealized losses at December 31, 2010, are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily attributable to the continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of subprime mortgage loans and other commercial loans. These concerns are impacting foreign banks and large
        U.S. national and regional banks. Other industry sectors with large unrealized losses include hospitality, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred.
        In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential Mortgage-backed Securities ("RMBS")

        The unrealized losses on RMBS, which represents 6% of unrealized losses at December 31, 2010, are concentrated in the nonagency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2010 compared to the unrealized losses at December 31, 2009. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.
        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized.

        Commercial Mortgage-backed Securities ("CMBS")

        The unrealized losses on CMBS, which represent 7% of unrealized losses at December 31, 2010, are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2010.
        The unrealized losses on these securities have narrowed as of December
        31, 2010 compared to the unrealized losses at December 31, 2009. The
        Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. The Company did recognize OTTI on CMBS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. The Company has performed cash flow projection analyses on all of its other CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed Securities ("ABS")

        The unrealized losses in ABS, which represent 21% of unrealized losses at December 31, 2010, are primarily related to securities collateralized by home equity loans, automobile loans and other consumer finance loans.
        The unrealized losses are due to concerns regarding actual defaults by borrowers within the collateral pools. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did recognize OTTI on ABS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other Debt Obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity Securities

        This category, which represents 2% of unrealized losses at December 31,
        2010, primarily consists of nonredeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized OTTI in situations where the Company has determined it will not receive all amounts contractually due. In other situations the
        Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost and an OTTI has not been recognized.

        Other-than-temporary Impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2010, 2009 and 2008 as summarized in the following table:

                                                                     2010             2009            2008
                                                                ---------------  ---------------  --------------

Corporate securities                                                  $ 14,783         $ 28,220        $ 51,853
Residential mortgage-backed securities                                   9,067            3,986               -
Commercial mortgage-backed securities                                   32,798           37,570          11,142
Asset-backed securities                                                 13,898              165          16,176
Preferred stock                                                              -                -           8,233
Commercial mortgage loans                                                1,036            1,530               -
                                                                ---------------  ---------------  --------------
             Net impairment loss recognized in earnings               $ 71,582         $ 71,471        $ 87,404
                                                                ===============  ===============  ==============

        The following is a rollforward of credit losses for the years ended
        December 31, 2010 and 2009 on fixed maturities held by the Company for which a noncredit portion of an OTTI impairment was recognized in OCI:

                                                                              2010               2009
                                                                        -----------------  -----------------

Balance, January 1                                                             $  29,636          $   1,237
Additions for newly impaired securities                                           18,974             52,208
Additions for previously impaired securities                                           -              1,417
Reductions for impaired securities sold                                          (18,134)           (25,226)
                                                                        -----------------  -----------------
Balance, December 31                                                           $  30,476          $  29,636
                                                                        =================  =================

        The amounts of noncredit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2010 and 2009 are summarized as follows:

                                                                              2010               2009
                                                                        -----------------  -----------------

Corporate securities                                                           $  17,093            $     -
Residential mortgage-backed securities                                                98                 56
Commercial mortgage-backed securities                                              2,221              6,756
Asset-backed securities                                                              601              6,008
                                                                        -----------------  -----------------
             Total OTTI losses in accumulated OCI                              $  20,013          $  12,820
                                                                        =================  =================

        Investment Income and Investment Gains (Losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                          2010                2009               2008
                                                    -----------------   -----------------  -----------------

Gross investment income
    Fixed maturities                                     $ 1,101,486         $ 1,134,910        $ 1,090,408
    Equity securities                                         24,824              24,005             21,087
    Mortgage loans                                            14,246              13,591             17,853
    Policy loans                                              22,068              21,830             22,155
    Short-term investments                                     2,709               1,269             11,356
    Derivative instruments                                    70,743             (70,064)           (93,490)
    Other invested assets                                    201,803             (26,654)            12,281
                                                    -----------------   -----------------  -----------------
             Total gross investment income                 1,437,879           1,098,887          1,081,650
Less:  Investment expenses                                    30,171              39,279            115,210
                                                    -----------------   -----------------  -----------------
             Net investment income                       $ 1,407,708         $ 1,059,608         $  966,440
                                                    =================   =================  =================

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities. The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                          2010               2009                2008
                                                    -----------------  ------------------  -----------------

Fixed maturities                                           $  79,262          $  176,244         $  134,848
Equity securities                                             15,903             (19,902)           (17,472)
Mortgage loans                                                  (491)               (600)                 -
Short-term                                                      (103)               (915)               399
                                                    -----------------  ------------------  -----------------
            Net realized investment gains                  $  94,571          $  154,827         $  117,775
                                                    =================  ==================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding OTTI losses, maturities, calls, and prepayments) during
        2010, 2009 and 2008, were as follows:

                                      2010                            2009                           2008
                          ------------------------------  ------------------------------  ------------------------------
                              Fixed          Equity           Fixed          Equity           Fixed          Equity
                           Maturities      Securities      Maturities      Securities      Maturities      Securities
                          --------------  --------------  --------------  --------------  -------------- ---------------

Proceeds from sales         $ 2,366,174      $  197,853     $ 6,155,856      $  100,281     $ 7,203,254      $  138,230
Gross realized gains            133,475          21,327         377,031           6,219         200,056           1,014
Gross realized losses           (72,294)         (4,702)       (215,126)        (26,122)        (68,395)        (18,485)

        Credit Risk Concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments categorized as asset-backed securities that exceeded 10% of the
        Company's stockholder's equity at December 31, 2010:

        Guggenheim Partners Opportunistic
         Investment Grade Securities Fund, LLC        $  627,226
        Wilshire, PA                                     210,218

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2010 and 2009. These securities are included in equity securities and are carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2010 and
        2009, the Company had outstanding advances of $349,870 from FHLB (see
        Note 7).

        Deposits with Regulatory Authorities

        At December 31, 2010 and 2009, securities with reported values of $3,554 and $3,632, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed, maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,269 and $3,304, respectively.

        Re-securitization

        During 2009, the Company completed a re-securitization transaction by transferring nonagency RMBS with a book value of $309,888 to a special interest entity, which then transferred the securities to a nonaffiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the
        Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of
        December 31, 2010, the beneficial interests in the remaining securities had a book value of $234,403 and fair value of $204,385.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                               December 31, 2010                December 31, 2009
                                                         -------------------------------  -------------------------------
                                                            Notional          Fair           Notional           Fair
                                                            Amount            Value          Amount            Value
                                                         --------------  ---------------  --------------   --------------
Assets
Derivative instruments
    Put options (1)                                                N/A           $    1             N/A           $    3
    Interest rate swaps (1)                                    387,418           12,090          46,650            2,914
    Credit default swaps - receive (1)                          92,400            4,177          72,500            5,509
    Interest rate floors (1)                                   113,000            4,983         113,000            3,629
    Futures (1)                                                982,972          193,302       1,006,838          172,568
    Call options (1)                                         3,279,125          209,210       2,587,120          249,180
    Interest rate swaps - effective cash flow (2)               23,810            1,893          23,810            1,282
                                                                         ---------------                   --------------
                                                                               $425,656                         $435,085
                                                                         ===============                   ==============
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Indexed annuity products ceded (1)                             N/A        $ (23,614)            N/A           (6,132)
    Indexed annuity funds withheld (1)                             N/A           49,675             N/A           12,809
                                                                         ---------------                   --------------
                                                                               $ 26,061                          $ 6,677
                                                                         ===============                   ==============
Fixed maturities - asset-backed securities
    Hybrid instruments (1)                                                     $449,563                         $357,239
                                                                         ===============                   ==============
Liabilities
Investment-type insurance contracts -
 embedded derivatives
    Indexed life and annuity products (1)                                      $(40,622)                        $ 26,158
                                                                         ===============                   ==============
Derivative instruments
    Interest rate swaps (1)                                   $ 19,707            $ 499        $131,928          $ 2,538
    Credit default swaps - receive (1)                          23,350              318         171,125            8,389
    Credit default swaps - pay (1)                              56,000            9,724          56,000           16,593
    Written options (1)                                              -                -         322,035           23,159
    Interest rate swaps - effective fair value (2)                   -                -                              508
                                                                         ---------------                   --------------
                                                                               $ 10,541                         $ 51,187
                                                                         ===============                   ==============
(1) Not designated as hedging instruments
(2) Designated as hedging instruments

        Cash Flow Hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                             For the Year Ended December 31, 2010
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                         Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps       $   611           gains (losses)               $            -             instruments         $    -

                                             For the Year Ended December 31, 2009
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                        Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps      $ (2,243)          gains (losses)               $            -             instruments          $    -

                                             For the Year Ended December 31, 2008
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                         Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps       $   786           gains (losses)               $            -             instruments          $    -

        Fair Value Hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During
        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2010.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                            Gain (Loss) in Income
                                                              ----------------------------------------------------
                                                                   2010              2009              2008
                                                              ----------------  ----------------  ----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments
    Interest rate swaps                                               $   508           $   309          $   (531)
    Fixed rate fixed income securities                                   (314)              503            (3,230)
                                                              ----------------  ----------------  ----------------
                                                                      $   194           $   812         $  (3,761)
                                                              ================  ================  ================

        Indexed Options and Futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indexes. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded Derivatives Related to Indexed Life and Annuity Products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded Derivatives Related to Hybrid Financial Instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2010 was $481,600 and $449,563, respectively. At December 31, 2009, the amortized cost and fair value of the Company's hybrid financial instruments was $400,600 and $357,239, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other Derivative Instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the nonhedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the nonhedge swaps is the ineffective portions of cash flow and fair value interest rate swaps.
        Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these nonhedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                                     2010              2009              2008
                                                              ----------------  ----------------  ----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments
    Interest rate swaps                                             $  11,215         $  (6,052)        $  13,940
    Credit default swaps - receive                                      7,052            (4,542)           (1,599)
    Credit default swaps - pay                                          6,869            20,271           (41,456)
    Interest rate floors                                                1,354            (4,565)            5,546
    Embedded derivatives in
      Indexed life and annuity products                                66,780          (442,636)          363,680
      Indexed annuity products ceded                                   (7,881)          109,465          (110,609)
      Indexed annuity funds withheld                                   36,867           (67,109)          (68,588)
      Hybrid instruments                                               11,324           (40,492)           (2,869)
    Futures                                                           102,694           118,925          (141,390)
    Options                                                           (45,097)          158,847           (50,759)
                                                              ----------------  ----------------  ----------------
                                                                    $ 191,177        $ (157,888)        $ (34,104)
                                                              ================  ================  ================

Gains (losses) recognized in net investment income
    Interest rate swaps                                              $  9,706         $  (4,685)          $   215
    Options                                                            61,037           (65,379)          (92,298)
                                                              ----------------  ----------------  ----------------
                                                                    $  70,743         $ (70,064)        $ (92,083)
                                                              ================  ================  ================

        Collateral on Derivative Instruments

        Collateral posted by counterparties at December 31, 2010 and 2009 applicable to derivative instruments was $113,687 and $199,861, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2010 and 2009 applicable to derivative instruments was $8,950 and $20,350, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        During 2008, the Company became a limited partner in a VIE and the
        Company was considered the primary beneficiary. As such, the assets, liabilities and results of operations and cash flows of the VIE were consolidated in the accompanying 2009 and 2008 consolidated financial statements. The variable interest entity, Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC (the "Fund"), is a
        private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 46.7% and 50.9% interest in the Fund as of December 31, 2010 and
        2009, respectively. North American held a 23.4% and 25.5% interest in the Funds as of December 31, 2010 and 2009, respectively. The general partner of the Fund is a related party, Guggenheim Partners Asset
        Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reported these unrealized gains and losses in the same manner in 2009. The amount of unrealized gain in 2009 and 2008 of $35,795 and $27,442, respectively, and was reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund in 2009 were reported as components of net investment income and net realized investment gains.

        Effective January 1, 2010, the Company adopted amended accounting guidance related to the consolidation of VIEs (see Note 2), and as a result, the Fund was deconsolidated. Under the new guidance, the Fund continues to qualify as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. In December 2009, the Company's interest in the
        Fund was approximately 50% and the Company concluded that under the new guidance it is no longer considered the primary beneficiary of the VIE.
        In accordance with the guidance, it lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI have the power to influence the decision making of the general partner. As a result of this change, the
        Company removed the noncontrolling interest related to this entity.
        Because this occurred in December 2009, there was no cumulative effect adjustment recorded to retained earnings at January 1, 2010 in connection with the implementation of the new guidance. The Fund was deconsolidated as of January 1, 2010.

        The noncontrolling interests included in stockholders' equity as of
        December 31 are as follows:

                                                           2010               2009
                                                     -----------------  -----------------

Guggenheim Partners Opportunistic Investment
    Grade Securities Fund, LLC                             $     -         $  504,190

        The net income attributable to noncontrolling interests included for the years ended December 31 are as follows:

                                                           2010               2009                2008
                                                     -----------------  ------------------  -----------------

Guggenheim Partners Opportunistic Investment
    Grade Securities Fund, LLC                           $     -           $  57,373          $   6,437

        The changes in the Company's ownership interest in consolidated entities and the effect on stockholder's equity are as follows:

                                                                          2010            2009            2008
                                                                    ---------------  --------------  --------------

Net income attributable to the Company                                  $  352,472      $  219,498      $  244,678
Transfers (to) from the noncontrolling interests
    Increase (decrease) in paid-in capital for additional
     capital contributions to Guggenheim Partners
     Opportunistic Investment Grade Securities Fund, LLC                         -         (16,880)              -
                                                                    ---------------  --------------  --------------
             Change from net income attributable to the Company
              and transfers (to) from noncontrolling interests          $  352,472      $  202,618      $  244,678
                                                                    ===============  ==============  ==============

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are
        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIE's, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of
        December 31, 2010 is as follows:

        Limited partnerships
            Carrying amount of asset                       $  983,630
            Maximum exposure to loss                        1,091,728
        Resecuritization trust
            Beneficial interests held in trust                204,385
            Maximum exposure to loss                          204,385

7.      BORROWINGS

        At December 31, 2010 and 2009, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2010 have maturity dates in March, July and
        November 2011. The interest rates on the outstanding borrowings range from 0.53% to 0.68%. The Company renewed the borrowings that matured in
        March 2011 for a borrowing that will mature on March 15, 2012 at an interest rate of 0.48%. Interest expense incurred during 2010, 2009 and
        2008 was $2,381, $4,594 and $5,044, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2010 and 2009 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

8.      DAC, DSI AND PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2010, 2009 and 2008 are as follows:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

DAC, beginning of year                                    $ 1,798,826        $ 2,012,764        $ 1,422,862
Commissions deferred                                          220,875            201,236            199,305
Underwriting and acquisition expenses deferred                 42,727             41,655             39,864
Reduction due to reinsurance ceded                                  -            (28,047)                 -
Change in offset to unrealized (gains) losses                (342,599)          (257,756)            527048
Amortization related to operations                           (224,916)          (202,808)          (180,014)
Amortization related to realized (gains) losses                (1,150)             8,247            (14,440)
Amortization related to derivatives                             8,481             23,535             18,139
                                                      ----------------  -----------------  -----------------
DAC, end of year                                          $ 1,502,244        $ 1,798,826        $ 2,012,764
                                                      ================  =================  =================

        The composition of DSI for the years ended December 31, 2010, 2009 and
        2008 is summarized below:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

DSI, beginning of year                                     $  626,447         $  764,191         $  442,770
Sales inducement costs deferred                                92,331             77,002             96,598
Increase (reduction) due to reinsurance                           258             (2,423)                 -
Change in offset to unrealized (gains) losses                (182,643)          (152,077)           298,904
Amortization related to operations                            (82,583)           (72,939)           (60,326)
Amortization related to realized (gains) losses                   131              3,552             (8,402)
Amortization related to derivatives                             1,687              9,141             (5,353)
                                                      ----------------  -----------------  -----------------
DSI, end of year                                           $  455,628         $  626,447         $  764,191
                                                      ================  =================  =================

        The composition of the PVFP for the years ended December 31, 2010, 2009 and 2008 is summarized below:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

PVFP, beginning of year                                     $  21,767          $  34,020          $  28,767
Increase due to recapture of reinsurance ceded                  3,567                  -                  -
Change in offset to unrealized (gains) losses                       -             (7,678)             7,677
Amortization                                                   (4,319)            (4,575)            (2,424)
                                                      ----------------  -----------------  -----------------
PVFP, end of year                                           $  21,015          $  21,767          $  34,020
                                                      ================  =================  =================

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment are as follows:

                                                        Range of
                                                      Useful Lives           2010                2009
                                                    -----------------  ------------------  -----------------

Land                                                      --                   $   3,029          $   3,029
Buildings and improvements                            20-39 years                 18,717             18,186
Leasehold improvements                                10-40 years                  1,691                 20
Furniture and fixtures                                  10 years                   6,973              4,927
Computer equipment and software                        3-10 years                 40,639             37,638
Other                                                  3-5 years                      40                 49
                                                                       ------------------  -----------------
                                                                                  71,089             63,849
Accumulated depreciation                                                         (25,745)           (20,218)
                                                                       ------------------  -----------------
                                                                               $  45,344          $  43,631
                                                                       ==================  =================

        Depreciation expense was $5,594, $5,086 and $3,898 for the years ended
        December 31, 2010, 2009 and 2008, respectively.

        Property, plant and equipment primarily consists of a home office building occupied in 2009 and used for the Company's insurance operations in Sioux Falls, South Dakota. During 2009, the Company's
        former home office building was sold to a third-party for $3,050 for a realized gain of $118. Property, plant and equipment is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                             2010                           2009                           2008
                                ------------------------------ ------------------------------ ------------------------------
                                     Ceded         Assumed          Ceded         Assumed          Ceded         Assumed
                                -------------- --------------- -------------- --------------- -------------- ---------------

Premiums and deposits
 on investment contracts            $ 353,374        $  1,340      $ 489,965        $  1,001      $ 661,616         $   839
Claims and investment
 contract withdrawals                 210,711           1,763        198,117             256        192,187           1,576

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31,
        2005, 60% of substantially all policies issued from April 1, 2005 through February 28, 2008, and 50% since March 1, 2008 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserves associated with these policies. The Company has netted the funds withheld liability of $4,035,855 and $3,866,131 against the reserve credits of $4,628,996 and $4,438,585 in reinsurance receivables in the
        December 31, 2010 and 2009 consolidated balance sheets, respectively.
        The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January
        1, 2008 through September 30, 2009 of specific annuity plans. The effective date of the agreement was October 1, 2009, at which time the
        Company transferred assets of $552,810, which are equal to the statutory reserves associated with these policies. The Company also received a ceding allowance of $6,565 as of the effective date of the agreement.
        The account values ceded as of the effective date were $576,715. The difference between the account values ceded, the asset transferred and the ceding allowance received resulted in a reduction of DAC of $28,047 and a reduction of DSI of $2,423. Reserve credits of $585,225 and
        $577,852 associated with this agreement are reported as a component of reinsurance receivables in the December 31, 2010 and 2009 consolidated balance sheets, respectively.

        Effective April 1, 2010, the Company recaptured a block of interest sensitive life insurance policies on an existing coinsurance treaty. On the effective date, the Company received assets of $190,588, which were equal to the reserves associated with these policies. The Company also paid a recapture premium of $3,801. The recapture premium paid resulted in an increase of PVFP of $3,567, an increase in DSI of $258 and an increase in unearned revenue liability of $24.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                                              2010              2009
                                                                       -----------------  -----------------

Net unrealized gain (loss)
    Available-for-sale securities                                            $  213,426       $ (1,175,131)
    Certain interest rate swaps                                                   1,893              1,282
    Noncredit portion of OTTI losses                                            (20,013)           (12,820)
Intangibles                                                                     (39,217)           455,301
Pension liability
    Unrecognized actuarial net gains (losses)                                   (17,061)           (12,032)
Postretirement liability
    Unrecognized actuarial net gains (losses)                                    (3,748)            (1,996)
    Unrecognized prior service costs                                              1,048              1,164
Deferred income taxes                                                           (47,715)           260,481
                                                                       -----------------  -----------------
             Accumulated other comprehensive gain (loss)                      $  88,613         $ (483,751)
                                                                       =================  =================

        The following table sets forth the changes in each component of accumulated OCI:

                                                                          2010             2009              2008
                                                                   ----------------  ----------------  ----------------

Net unrealized gain (loss)
    Available-for-sale securities                                       $1,549,789         $ 971,529      $ (1,892,001)
    Certain interest rate swaps                                                611            (2,243)              786
    Noncredit portion of OTTI losses                                        (7,193)          (12,820)                -
Intangibles                                                               (494,518)         (408,899)          805,342
Reclassification adjustment for (gains) losses released
 into income                                                              (161,232)          (86,401)          (29,971)
Pension liability
    Amortization of net loss in net periodic benefit expense                   647               346               224
    Net gain (loss) recognized in accrued benefit costs                     (5,676)           (3,775)           (3,820)
Postretirement liability
    Amortization of net gain (loss) in net periodic
     benefit expense                                                           103                29               (32)
    Amortization of prior service costs                                       (117)               75                75
    Net gain (loss) recognized in accrued benefit costs                     (1,854)             (592)            2,517
    Prior service costs arising in current year                                  -             1,458              (612)
Deferred income taxes                                                     (308,196)         (160,548)          391,122
                                                                   ----------------  ----------------  ----------------
             Net other comprehensive gain (loss)                         $ 572,364         $ 298,159        $ (726,370)
                                                                   ================  ================  ================

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and noncredit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of stockholder's equity.

12.     INCOME TAXES

        The significant components of the provision for income taxes are as follows:

                                                          2010               2009                2008
                                                    -----------------  -----------------   -----------------

Current                                                   $  111,757         $  120,089          $  117,853
Deferred                                                      20,151            (17,781)             21,143
                                                    -----------------  -----------------   -----------------
             Total income tax expense                     $  131,908         $  102,308          $  138,996
                                                    =================  =================   =================

        The components of the federal income tax asset are as follows:

                                                                               2010              2009
                                                                        -----------------  -----------------

Net deferred income tax asset                                                  $  62,415         $  356,404
Income taxes currently receivable (payable)                                       (4,396)            53,870
                                                                        -----------------  -----------------
             Total federal income tax asset                                    $  58,019         $  410,274
                                                                        =================  =================

        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2010, 2009 and 2008 are as follows:

                                                           2010              2009                2008
                                                    -----------------  -----------------   -----------------

At statutory federal income tax rate                      $  169,533         $  104,735          $  136,538
Dividends received deductions                                 (1,484)              (497)               (997)
Tax credits                                                  (32,473)            (4,585)                  -
Other, net                                                    (3,668)             2,655               3,455
                                                    -----------------  -----------------   -----------------
             Total income tax expense                     $  131,908         $  102,308          $  138,996
                                                    =================  =================   =================

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2010 and 2009 are as follows:

                                                                                    2010               2009
                                                                             -----------------   -----------------

Deferred income tax assets
    Policy liabilities and reserves                                                $  683,028          $  720,554
    Investments                                                                             -             356,191
    Other, net                                                                         40,593               1,101
                                                                             -----------------   -----------------
             Total deferred income tax assets                                         723,621           1,077,846
                                                                             -----------------   -----------------
Deferred income tax liabilities
    Investments                                                                                                 -
    Present value of future profits of acquired business                               (7,355)             (7,618)
    Investments                                                                      (102,417)                  -
Deferred policy acquisition costs and deferred sales inducements                     (551,434)           (713,824)
                                                                             -----------------   -----------------
             Total deferred income tax liabilities                                   (661,206)           (721,442)
                                                                             -----------------   -----------------
             Net deferred income tax asset                                          $  62,415          $  356,404
                                                                             =================   =================

        In assessing the realizabilty of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2010, and no valuation allowance is necessary.

        The FASB issued guidance which clarifies the accounting for uncertainty in income taxes in an entity's financial statements, and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return. Consequently, the Company recognizes tax benefits only on tax positions where it is "more likely than not" to prevail.

        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $0 to $500 by the end of 2011 primarily related to uncertainty regarding modified endowment contracts.
        The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $0 and $819 of accrued interest and penalties at December 31, 2010 and 2009, respectively.

        The IRS has commenced an examination of the Company's income tax returns for 2007 through 2008. The examination was in progress at December 31,
        2010.

        Under guidance for uncertainty in income taxes, Midland National is considered a public entity, but its subsidiaries are considered nonpublic entities. As required under guidance for public entities, a reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

                                                                         2010                2009
                                                                  -----------------   -----------------

Balance at January 1,                                                    $   8,532           $   7,975
Additions based on tax positions related to the current year                     -                 358
Reductions based on tax positions related to prior years                    (2,154)             (1,024)
Additions based on tax positions related to prior years                          -               1,223
Settlements/Statute expiration                                              (5,878)                  -
                                                                  -----------------   -----------------
Balance at December 31,                                                   $    500           $   8,532
                                                                  =================   =================

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2010; however, prescribed practices used by the Company in 2010 include the following:

        1.  In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.  In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the Company elected to establish a voluntary reserve to offset to increases in the values of these other derivative instruments. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in
            2008.

        The combined effect of applying these prescribed practices in 2010 decreased the Company's statutory-based surplus by $77,844. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations of 10% of prior year-end statutory-basis surplus). The Company paid dividends of
        $92,260, $51,617 and $46,740 in 2010, 2009 and 2008, respectively.
        Dividends payable in 2011 up to approximately $226,672 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31,
        2010, 2009 and 2008, is approximately $226,672, ($31,252) and $110,608, respectively, and reported capital and surplus at December 31, 2010,
        2009 and 2008, is $1,639,724, $1,391,869 and $1,240,344, respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $4,231, $3,749 and $3,948 was incurred in 2010, 2009 and 2008, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

        Year Ending December 31,

                 2011                           $  3,148
                 2012                              3,026
                 2013                              2,683
                 2014                              2,596
                 2015                              2,476
                 Thereafter                        9,872
                                         ----------------
                                               $  23,801
                                         ================

15.     EMPLOYEE BENEFIT PLANS

        Defined Benefit Pension Plan and Post-retirement Health Care Benefits

        The Company, via its insurance subsidiaries, participates in noncontributory defined benefit pension plan ("pension plan") sponsored by SEI covering certain full-time employees. In addition, the Company provides, via its insurance subsidiaries, certain post-retirement health care benefits through a health and welfare benefit plan ("other benefit plan") and life insurance benefits for eligible active and retired employees.

        The information for the pension plan and other benefits plans reflect an allocation of the Company's portion of the SEI plan at December 31 is as follows:

                                                                          Pension Plan               Other Benefit Plan
                                                                 ------------------------------ ------------------------------
                                                                      2010           2009            2010           2009
                                                                 --------------- -------------- --------------- --------------

Obligation and funded status
Accumulated benefit obligation                                        $ (43,967)     $ (37,700)      $ (16,297)     $ (13,456)
Fair value of plan assets                                                36,383         30,490               -              -
                                                                 --------------- -------------- --------------- --------------
             Underfunded status                                        $ (7,584)      $ (7,210)      $ (16,297)     $ (13,456)
                                                                 =============== ============== =============== ==============
Accrued benefit liability recognized
 in other liabilities                                                  $ (7,584)      $ (7,210)      $ (16,297)     $ (13,456)
                                                                 =============== ============== =============== ==============
Changes in liability for benefits recognized in
 accumulated OCI (pre-tax)
Beginning balance                                                     $ (12,032)      $ (8,603)        $  (832)      $ (1,802)
Net (gain) loss amortized into                                              647            346             (14)           104
 net periodic benefit cost
Net gain (loss) arising during the period                                (5,676)        (3,775)         (1,854)           866
SFAS Statement No. 158 adoption adjustment                                    -              -               -              -
                                                                 --------------- -------------- --------------- --------------
Balance at December 31                                                $ (17,061)     $ (12,032)       $ (2,700)       $  (832)
                                                                 =============== ============== =============== ==============
Changes in deferred taxes recognized in
 accumulated OCI                                                       $  1,760       $  1,200         $  (654)       $   340
                                                                 =============== ============== =============== ==============

                                                                 Pension Plan                       Other Benefit Plan
                                                     ------------------------------------- --------------------------------------
                                                        2010         2009        2008         2010         2009         2008
                                                     -----------  ----------- ------------ ------------ ------------ ------------
Additional information
Net periodic benefit income (costs)                      $ (345)       $  45       $ (208)     $(1,403)     $ 1,438      $ 1,286
Net periodic benefit cost reclassified from
 accumulated OCI                                           (647)        (346)        (569)          14         (104)         (42)
Employer contributions                                    5,000            -            -          430          331          509
Employee contributions                                        -            -            -          152          122          113
Benefit payments                                            449          363          529          582          453          622
Actuarial assumptions
Weighted-average assumptions
 used to determine benefit
 obligations as of December 31
    Discount rate                                       5.33%       5.88%       6.25%       5.12%       5.50%       6.25%
    Expected return on plan assets                      7.00%       7.00%       7.50 %       N/A          N/A          N/A
Weighted-average assumptions
 used to determine net
 costs for the years ended December 31
    Discount rate                                       5.33%       5.88%       6.25%       5.12%       5.50%       6.25%
    Expected return on plan assets                      7.00%       7.00%       7.50 %       N/A          N/A          N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                Other
                                          Pension              Benefit
    Year Ending December 31,              Benefits              Plan
    ------------------------          -----------------   -----------------

             2011                           $    975            $    560
             2012                              1,189                 601
             2013                              1,380                 665
             2014                              1,567                 752
             2015                              1,701                 885
             2016-2020                        10,891               6,127

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the pension plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2010, 2009 and 2008, the defined benefit pension plan recorded an actuarial loss of $5,082, $3,775 and $3,820, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2010 and 2009, the Company's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2010.

        The pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                             2010
                                                            Target           2010            2009
                                                        --------------  ---------------  --------------

Cash equivalents and fixed income securities                     50%             63%            48%
Equity securities and equity-based investment funds              25%             22%            33%
Distressed debt and multi-strategy investment funds              25%             15%            19%
                                                        --------------  ---------------  --------------
                                                                100%            100%           100%
                                                        ==============  ===============  ==============

        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities as well as diversified investment funds that utilize different investment strategies based on correlations to general security-type market performance.

        The following table summarizes the valuation of the Company's pension plan assets carried at fair value as of December 31, 2010 and 2009 by asset class:

                                                                                 December 31, 2010
                                                   ----------------------------------------------------------------------------
                                                      Quoted Prices      Significant
                                                      in Active             Other           Significant
                                                     Markets for          Observable         Unobservable
                                                    Identical Assets        Inputs             Inputs
                                                      (Level 1)           (Level 2)          (Level 3)             Total
                                                   -----------------   -----------------  -----------------   -----------------

Cash equivalents (A)                                      $   2,001             $     -            $     -           $   2,001
Fixed income securities (B)
    U.S. Treasury                                                 -               6,736                  -               6,736
    Other governmental/municipal agencies                         -               1,669                  -               1,669
    Corporate debt instruments                                    -              11,619                  -              11,619
    Foreign debt obligations                                      -                 893                  -                 893
Equity securities - warrants (C)                                  5                   -                  -                   5
Investment funds
    Equity securities (D)                                         -                   -              7,751               7,751
    Other (E)                                                     -                   -                413                 413
    Distressed debt (F)                                           -                   -                147                 147
    Multi-strategy (G)                                            -                   -              5,149               5,149
                                                   -----------------   -----------------  -----------------   -----------------
                                                          $   2,006           $  20,917          $  13,460           $  36,383
                                                   =================   =================  =================   =================

                                                                                 December 31, 2009
                                                   ----------------------------------------------------------------------------
                                                      Quoted Prices      Significant
                                                      in Active             Other           Significant
                                                     Markets for          Observable         Unobservable
                                                    Identical Assets        Inputs             Inputs
                                                      (Level 1)           (Level 2)          (Level 3)             Total
                                                   -----------------   -----------------  -----------------   -----------------

Cash equivalents (A)                                      $   1,256             $     -            $     -           $   1,256
Fixed income securities (B)
    U.S. Treasury                                                 -               5,015                  -               5,015
    Other governmental agencies                                   -                   -                  -                   -
    Corporate debt instruments                                    -               7,677                  -               7,677
    Foreign debt obligations                                      -                 775                  -                 775
Equity securities - warrants (C)                                  8                   -                  -                   8
Investment funds - equity correlated
    Equity securities (D)                                         -                   -                  -                   -
    Other (E)                                                     -                   -                  -                   -
Investment funds
    Distressed debt (F)                                           -                   -                  -                   -
    Multi-strategy (G)                                            -                   -             15,759              15,759
                                                   -----------------   -----------------  -----------------   -----------------
                                                          $   1,264           $  13,467          $  15,759           $  30,490
                                                   =================   =================  =================   =================

        (A) Assets are held in a readily accessible money market fund. The fund is managed pursuant to regulations whereby the fund expects to maintain a stable value of $1.00 per share.

        (B) Fixed income securities are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C) Investment fair value is based on the underlying quoted prices in active markets for identical assets.

        (D) Class strategy is to invest primarily in equity securities across the capitalization and style spectrum. Investment manager can make both long and short investments in both U.S. and International equity securities. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (E) Assets that are in liquidation mode. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (F) Class strategy is to invest in various securities that are generally trading at material discounts relative to their par or face value as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (G) Class strategy is to identify attractive valuations by opportunistically investing across multiple markets, currencies and types of securities. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        The tables below set forth a summary of changes in the fair value of the pension plan's level 3 investment assets for the years ended December 31
        2010 and 2009:

                                                 Equity                       Distressed        Multi-
                                               Securities        Other           Debt          Strategy        Total
                                              -------------   -------------  -------------   -------------  -------------

Balance at January 1, 2010                         $ 8,750         $ 1,338         $  814         $ 4,857       $ 15,759
Actual return on plan assets
    Held at end of the period                        1,466             177            105             750          2,498
    Sold during the period                            (227)              8             30              19           (170)
Purchases, sales and settlements, net               (2,238)         (1,110)          (802)           (477)        (4,627)
                                              -------------   -------------  -------------   -------------  -------------
Balance at December 31, 2010                       $ 7,751          $  413         $  147         $ 5,149       $ 13,460
                                              =============   =============  =============   =============  =============

                                                 Equity                       Distressed        Multi-
                                               Securities        Other           Debt          Strategy        Total
                                              -------------   -------------  -------------   -------------  -------------

Balance at January 1, 2009                         $ 7,488         $ 1,167         $  660         $ 5,462       $ 14,777
Actual return on plan assets
    Held at end of the period                        1,807             271            154           1,346          3,578
    Sold during the period                             123              10              -             (84)            49
Purchases, sales and settlements, net                 (668)           (110)             -          (1,867)        (2,645)
                                              -------------   -------------  -------------   -------------  -------------
Balance at December 31, 2009                       $ 8,750         $ 1,338         $  814         $ 4,857       $ 15,759
                                              =============   =============  =============   =============  =============

        Pension plan funding requirements for 2011 will be determined based upon actuarial requirements. The estimated amortization of net loss for the pension plan in 2011 is $1,448. The estimated 2011 net periodic benefit expense for the pension plan is $975. In 2011 a 50 basis point increase to the discount rate projected at 5.33% would decrease the net periodic cost by $377 and a 50 basis point decrease would increase the net periodic cost by $422. In 2011 a 50 basis point increase to the expected rate of return on assets projected at 7.00% would decrease the net periodic cost by $199 and a 50 basis point decrease would increase the net periodic cost by $199.

        Other Benefit Plan

        In 2010, 2009 and 2008, the other benefit plan recorded an actuarial
        (gains) losses of $1,854, $592, and ($2,518), respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2010 and
        2009. The rate was assumed to decrease gradually to 4.5% over a five year period, and remain at that level thereafter.

        The estimated 2011 amortization of net loss and prior service cost for health and welfare benefit plan is $94. The estimated 2011 net periodic benefit expense for the health and welfare benefit plan is $1,723.

        Employee Stock Ownership Plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        covering certain full-time employees. Prior to 2010, the majority of
        SEI's stock was held in the Charles A. Sammons 1987 Charitable Remainder
        Trust Number Two (the "CRT"). Prior to his death in 1988, Charles A.
        Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the "Transfer") as unallocated shares, which completed the settlement of the CRT. As of
        December 31, 2010 the ESOP owns 99% of the outstanding stock of SEI.

        In 2009 and prior years, the Company made a contribution to the ESOP as determined by the Board of SEI. Compensation expense was recognized by the Company as shares to participants were committed to be released. The offset was recorded as a liability included in other liabilities in the consolidated balance sheets.

        Subsequent to the Transfer and commencing in 2010, compensation expense continued to be recognized as shares to participants are committed to be released. In 2010, the offset was recorded to paid-in capital in the balance sheet.

        Compensation expense of $12,247, $10,838 and $9,064 for 2010, 2009 and
        2008, respectively, was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $11,200, $10,626 and $13,346 in 2010,
        2009 and 2008, respectively, related to these contracts.

        Guggenheim Partners Asset Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2010, 2009 and
        2008, the Company incurred $23,674, $16,750 and $21,209, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim is the general partner of the Fund, a private investment company and VIE. See Note 6 for further discussion of this VIE.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $49,287 and
        $50,000 as of December 31, 2010 and 2009, respectively. Effective
        December 15, 2009, the Company combined the existing mortgage loan with another Grove Park Inn loan that had previously been held by another entity of SEI, resulting in the outstanding balance of $50,000. The
        Company earned interest income on the loan of $3,741, $1,715 and $1,887 in 2010, 2009 and 2008, respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $304 in 2010 and zero in 2009. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $711, $659 and $891 in 2010, 2009 and 2008, respectively, related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2010, the Company had outstanding capital commitments to limited partnerships of $108,098.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2010, the Company had $50,627 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 25, 2011 which is the date the consolidated financial statements were available to be issued.
Midland Separate Account A 2010
Midland National Life
Insurance Company
Separate Account A

Financial Statements
December 31, 2010 and 2009

Midland National Life Insurance Company
Separate Account A
Index
--------------------------------------------------------------------------------------------------

                                                                                          Page(s)

Report of Independent Registered Public Accounting Firm..........................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets....................2-69

Notes to Financial Statements................................................................70-87

              Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life
Insurance Company Separate Account A

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Midland National Life Insurance Company Separate Account A
(which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund
III, the American Century Variable Portfolios, Inc., the MFS Variable Insurance
Trust, the Lord Abbett Series Fund, Inc., the Alger Fund, the Invesco Variable
Insurance Funds, the Van Eck Worldwide Insurance Trust, the PIMCO Variable
Insurance Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger Berman
Advisors Management Trust, the Premier VIT, the ProFunds VP, and the Vanguard
Variable Insurance Funds subaccount thereof) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight
Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of the number of shares owned at December 31,
2010 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 25, 2011

Midland National Life Insurance Company
Separate Account A
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                             $ 6,133,470
     (cost $421,536,271)                 $ 479,963,204       Capital gains distributions                   2,098,408
                                                                                                      ---------------
   Receivables from General Account          2,437,066

Liabilities                                          -                                                     8,231,878
                                         --------------                                               ---------------
                                                         Expenses:
Net assets                               $ 482,400,270       Administrative expense                           75,774
                                         --------------
                                                             Mortality and expense risk                    3,382,211
                                                                                                      ---------------

                                                                                                           3,457,985
                                                                                                      ---------------

                                                          Net investment income                            4,773,893

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments             17,871,147
                                                           Net unrealized appreciation on
                                                            investments                                   45,784,886
                                                                                                      ---------------

                                                         Net increase in net assets resulting from
                                                          operations                                     $68,429,926
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                         2010              2009

Net assets at beginning of year                                                      $ 437,182,035     $ 342,430,594

Net increase in net assets resulting from operations                                    68,429,926        98,075,130

Capital shares transactions
   Net premiums                                                                         45,362,050        45,690,374
   Transfers of policy loans                                                               636,310          (321,137)
   Transfers of cost of insurance                                                      (31,985,000)      (25,032,809)
   Transfers of surrenders                                                             (29,322,209)      (19,620,321)
   Transfers of death benefits                                                            (864,655)         (773,198)
   Transfers of other terminations                                                      (4,648,521)       (2,528,264)
   Interfund and net transfers to general account                                       (2,389,666)         (738,334)
                                                                                     --------------   ---------------

     Net (decrease) in net assets from capital share transactions                      (23,211,691)       (3,323,689)
                                                                                     --------------   ---------------

Total increase in net assets                                                            45,218,235        94,751,441
                                                                                     --------------   ---------------

Net assets at end of year                                                            $ 482,400,270     $ 437,182,035
                                                                                     --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                2

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 24,941
     9,776,381 shares (cost $9,776,381)    $ 9,776,381       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       24,941
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 9,776,381       Administrative expense                           2,113
                                         --------------
                                                             Mortality and expense risk                      82,039
                                                                                                     ---------------

                                                                                                             84,152
                                                                                                     ---------------

                                                          Net investment loss                               (59,211)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                      -
                                                           Net unrealized appreciation on
                                                            investments                                           -
                                                                                                     ---------------

                                                          Net decrease in net assets resulting from
                                                          operations                                      $ (59,211)
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 10,671,412      $ 12,223,756

 Net decrease in net assets resulting from operations                                     (59,211)          (13,437)

Capital shares transactions
   Net premiums                                                                         1,676,925         2,437,715
   Transfers of policy loans                                                               59,404            65,884
   Transfers of cost of insurance                                                        (886,398)         (951,220)
   Transfers of surrenders                                                             (1,334,701)       (2,163,402)
   Transfers of death benefits                                                            (42,105)          (39,024)
   Transfers of other terminations                                                       (134,162)          (70,528)
   Interfund and net transfers to general account                                        (174,783)         (818,332)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (835,820)       (1,538,907)
                                                                                    --------------   ---------------

 Total decrease in net assets                                                            (895,031)       (1,552,344)
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 9,776,381       $10,671,412
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                3

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 508,799
     1,202,530 shares (cost $6,214,684)    $ 6,698,091       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            114,200

Liabilities                                          -                                                      508,799
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,812,291       Administrative expense                           3,524
                                         --------------
                                                             Mortality and expense risk                      56,365
                                                                                                     ---------------

                                                                                                             59,889
                                                                                                     ---------------

                                                          Net investment income                             448,910

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                453,671
                                                           Net unrealized depreciation on
                                                            investments                                     (58,819)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 843,762
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 8,222,313       $ 4,685,116

 Net increase in net assets resulting from operations                                     843,762         2,303,517

Capital shares transactions
   Net premiums                                                                           536,186           806,981
   Transfers of policy loans                                                              (38,926)           13,738
   Transfers of cost of insurance                                                        (530,367)         (550,439)
   Transfers of surrenders                                                               (599,828)         (261,003)
   Transfers of death benefits                                                             (4,008)          (11,044)
   Transfers of other terminations                                                       (148,319)          (95,637)
   Interfund and net transfers to general account                                      (1,468,522)        1,331,084
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                  (2,253,784)        1,233,680
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                               (1,410,022)        3,537,197
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,812,291       $ 8,222,313
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                4

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 322,329
     922,745 shares (cost $17,780,051)     $ 18,882,001       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -
                                          --------------

Liabilities                                           -                                                       322,329
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 18,882,001       Administrative expense                           11,338
                                          --------------
                                                              Mortality and expense risk                      135,141
                                                                                                       ---------------

                                                                                                              146,479
                                                                                                       ---------------

                                                           Net investment income                              175,850

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments                (61,260)
                                                            Net unrealized appreciation on
                                                             investments                                    2,296,518
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 2,411,108
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 18,521,629      $ 16,111,614

 Net increase in net assets resulting from operations                                     2,411,108         4,192,274

Capital shares transactions
   Net premiums                                                                           1,588,392         1,388,971
   Transfers of policy loans                                                                  6,829           168,334
   Transfers of cost of insurance                                                        (1,573,834)       (1,430,747)
   Transfers of surrenders                                                               (1,393,232)         (891,105)
   Transfers of death benefits                                                              (35,819)          (50,700)
   Transfers of other terminations                                                         (160,563)         (106,040)
   Interfund and net transfers to general account                                          (482,509)         (860,972)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (2,050,736)       (1,782,259)
                                                                                      --------------   ---------------

 Total increase in net assets                                                               360,372         2,410,015
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 18,882,001       $18,521,629
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                5

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 119,177
     1,019,862 shares (cost $33,274,452)   $ 37,826,693       Capital gains distributions                     137,402
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       256,579
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 37,826,693       Administrative expense                           17,183
                                          --------------
                                                              Mortality and expense risk                      236,608
                                                                                                       ---------------

                                                                                                              253,791
                                                                                                       ---------------

                                                           Net investment income                                2,788

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments               1,354,621
                                                            Net unrealized appreciation on
                                                             investments                                    5,471,586
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 6,828,995
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 33,957,851      $ 25,918,250

 Net increase in net assets resulting from operations                                     6,828,995         6,625,139

Capital shares transactions
   Net premiums                                                                           2,697,977         2,891,479
   Transfers of policy loans                                                                (43,831)          219,748
   Transfers of cost of insurance                                                        (2,993,205)       (2,456,591)
   Transfers of surrenders                                                               (2,264,217)       (1,748,679)
   Transfers of death benefits                                                              (95,171)          (84,558)
   Transfers of other terminations                                                         (251,029)         (140,222)
   Interfund and net transfers to general account                                           (10,677)        2,733,285
                                                                                      --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (2,960,153)        1,414,462
                                                                                      --------------   ---------------

 Total increase in net assets                                                             3,868,842         8,039,601
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 37,826,693       $33,957,851
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                6

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 162,833
     749,007 shares (cost $11,696,729)     $ 12,560,848       Capital gains distributions                      22,204
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       185,037
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 12,560,848       Administrative expense                            4,737
                                          --------------
                                                              Mortality and expense risk                      104,548
                                                                                                       ---------------

                                                                                                              109,285
                                                                                                       ---------------

                                                           Net investment income                               75,752

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 952,823
                                                            Net unrealized appreciation on
                                                             investments                                      515,842
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 1,544,417
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 13,269,182      $ 10,762,909

 Net increase in net assets resulting from operations                                     1,544,417         2,264,369

Capital shares transactions
   Net premiums                                                                           1,378,739         1,704,205
   Transfers of policy loans                                                                 22,531            23,005
   Transfers of cost of insurance                                                          (865,354)         (937,461)
   Transfers of surrenders                                                                 (812,285)         (500,524)
   Transfers of death benefits                                                               (6,499)          (18,751)
   Transfers of other terminations                                                         (174,749)          (56,015)
   Interfund and net transfers to general account                                        (1,795,134)           27,445
                                                                                      --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (2,252,751)          241,904
                                                                                      --------------   ---------------

 Total (decrease) increase in net assets                                                   (708,334)        2,506,273
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 12,560,848       $13,269,182
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                7

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 75,421
     712,441 shares (cost $17,821,794)     $ 23,289,689       Capital gains distributions                      65,428
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       140,849
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 23,289,689       Administrative expense                              967
                                          --------------
                                                              Mortality and expense risk                      171,856
                                                                                                       ---------------

                                                                                                              172,823
                                                                                                       ---------------

                                                           Net investment loss                                (31,974)

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments               3,162,256
                                                            Net unrealized appreciation on
                                                             investments                                    2,581,249
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 5,711,531
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 19,183,312      $ 13,975,665

 Net increase in net assets resulting from operations                                     5,711,531         5,987,949

Capital shares transactions
   Net premiums                                                                           1,790,406         1,643,822
   Transfers of policy loans                                                               (249,605)         (103,500)
   Transfers of cost of insurance                                                        (1,171,525)         (749,856)
   Transfers of surrenders                                                               (1,259,286)         (744,282)
   Transfers of death benefits                                                             (107,678)          (14,822)
   Transfers of other terminations                                                         (240,329)         (107,664)
   Interfund and net transfers to general account                                          (367,137)         (704,000)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (1,605,154)         (780,302)
                                                                                      --------------   ---------------

 Total increase in net assets                                                             4,106,377         5,207,647
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 23,289,689       $19,183,312
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                8

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 1,769
     9,155 shares (cost $91,560)              $ 94,023       Capital gains distributions                      2,299
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        4,068
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 94,023       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         370
                                                                                                     ---------------

                                                                                                                370
                                                                                                     ---------------

                                                          Net investment income                               3,698

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  2,153
                                                           Net unrealized depreciation on
                                                            investments                                        (864)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 4,987
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 41,480          $ 20,820

 Net increase in net assets resulting from operations                                       4,987             5,016

Capital shares transactions
   Net premiums                                                                            17,783             4,119
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                          (4,255)           (2,098)
   Transfers of surrenders                                                                 (1,910)                -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          35,938            13,623
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 47,556            15,644
                                                                                    --------------   ---------------

 Total increase in net assets                                                              52,543            20,660
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 94,023         $  41,480
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                9

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2010 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 179
     834 shares (cost $8,338)                  $ 8,850       Capital gains distributions                        340
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          519
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                     $ 8,850       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         142
                                                                                                     ---------------

                                                                                                                142
                                                                                                     ---------------

                                                          Net investment income                                 377

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  5,721
                                                           Net unrealized depreciation on
                                                            investments                                      (4,662)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 1,436
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 48,016               $ -

 Net increase in net assets resulting from operations                                       1,436             7,179

Capital shares transactions
   Net premiums                                                                            (2,617)           10,963
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                            (680)           (4,403)
   Transfers of surrenders                                                                      -                 -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                         (37,305)           34,277
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (40,602)           40,837
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (39,166)           48,016
                                                                                    --------------   ---------------

Net assets at end of year                                                                 $ 8,850         $  48,016
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                10

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2015 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 481
     2,185 shares (cost $21,564)              $ 23,379       Capital gains distributions                        196
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          677
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 23,379       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                          68
                                                                                                     ---------------

                                                                                                                 68
                                                                                                     ---------------

                                                          Net investment income                                 609

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                     39
                                                           Net unrealized appreciation on
                                                            investments                                       1,800
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 2,448
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                             $ 192             $ 129

 Net increase in net assets resulting from operations                                       2,448                39

Capital shares transactions
   Net premiums                                                                               210               280
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                            (328)             (256)
   Transfers of surrenders                                                                      -                 -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          20,857                 -
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 20,739                24
                                                                                    --------------   ---------------

 Total increase in net assets                                                              23,187                63
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 23,379          $    192
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                11

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2020 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 1,256
     5,752 shares (cost $54,506)              $ 60,917       Capital gains distributions                        378
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        1,634
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 60,917       Administrative expense                              11
                                         --------------
                                                             Mortality and expense risk                         149
                                                                                                     ---------------

                                                                                                                160
                                                                                                     ---------------

                                                          Net investment income                               1,474

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  1,563
                                                           Net unrealized appreciation on
                                                            investments                                       4,221
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 7,258
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 25,141           $ 3,412

 Net increase in net assets resulting from operations                                       7,258             4,163

Capital shares transactions
   Net premiums                                                                            15,708            11,659
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                          (6,515)           (4,932)
   Transfers of surrenders                                                                 (3,672)                -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          22,997            10,839
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 28,518            17,566
                                                                                    --------------   ---------------

 Total increase in net assets                                                              35,776            21,729
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 60,917         $  25,141
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                12

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2025 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 442
     2,123 shares (cost $19,680)              $ 22,273       Capital gains distributions                        128
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          570
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 22,273       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         148
                                                                                                     ---------------

                                                                                                                148
                                                                                                     ---------------

                                                          Net investment income                                 422

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                    424
                                                           Net unrealized appreciation on
                                                            investments                                       2,248
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 3,094
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                           $ 5,088           $ 2,567

 Net increase in net assets resulting from operations                                       3,094             1,208

Capital shares transactions
   Net premiums                                                                             3,794             1,625
   Transfers of policy loans                                                                  484              (141)
   Transfers of cost of insurance                                                          (1,581)             (789)
   Transfers of surrenders                                                                 (1,457)                -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          12,851               618
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 14,091             1,313
                                                                                    --------------   ---------------

 Total increase in net assets                                                              17,185             2,521
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 22,273         $   5,088
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                13

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2030 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 2,279
     11,968 shares (cost $106,310)           $ 122,196       Capital gains distributions                        798
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        3,077
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 122,196       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         595
                                                                                                     ---------------

                                                                                                                595
                                                                                                     ---------------

                                                          Net investment income                               2,482

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                    822
                                                           Net unrealized appreciation on
                                                            investments                                      12,241
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 15,545
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 88,558          $ 35,917

 Net increase in net assets resulting from operations                                      15,545            19,053

Capital shares transactions
   Net premiums                                                                            31,410            31,397
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                         (13,328)          (10,722)
   Transfers of surrenders                                                                      -                 -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                              11            12,913
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 18,093            33,588
                                                                                    --------------   ---------------

 Total increase in net assets                                                              33,638            52,641
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 122,196         $  88,558
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                14

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 98,077
     405,145 shares (cost $5,422,936)      $ 5,890,812       Capital gains distributions                     29,535
                                                                                                     ---------------
   Receivables from General Account            179,276

Liabilities                                          -                                                      127,612
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,070,088       Administrative expense                           6,388
                                         --------------
                                                             Mortality and expense risk                      49,159
                                                                                                     ---------------

                                                                                                             55,547
                                                                                                     ---------------

                                                          Net investment income                              72,065

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 63,981
                                                           Net unrealized appreciation on
                                                            investments                                     592,179
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 728,225
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 6,012,210       $ 5,177,690

 Net increase in net assets resulting from operations                                     728,225         1,361,375

Capital shares transactions
   Net premiums                                                                           264,049           457,393
   Transfers of policy loans                                                                2,696            50,614
   Transfers of cost of insurance                                                        (482,240)         (453,040)
   Transfers of surrenders                                                               (360,876)         (312,678)
   Transfers of death benefits                                                             (9,893)          (21,947)
   Transfers of other terminations                                                        (34,038)          (21,009)
   Interfund and net transfers to general account                                         (50,045)         (226,188)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (670,347)         (526,855)
                                                                                    --------------   ---------------

 Total increase in net assets                                                              57,878           834,520
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,070,088       $ 6,012,210
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                15

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 433,820
     946,573 shares (cost $11,869,724)     $ 12,144,534       Capital gains distributions                     132,006
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       565,826
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 12,144,534       Administrative expense                            1,941
                                          --------------
                                                              Mortality and expense risk                       90,031
                                                                                                       ---------------

                                                                                                               91,972
                                                                                                       ---------------

                                                           Net investment income                              473,854

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 286,956
                                                            Net unrealized appreciation on
                                                             investments                                       71,891
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 832,701
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 12,176,825      $ 10,967,654

 Net increase in net assets resulting from operations                                       832,701         1,538,504

Capital shares transactions
   Net premiums                                                                             969,304           410,834
   Transfers of policy loans                                                                212,168           287,874
   Transfers of cost of insurance                                                          (759,234)         (368,507)
   Transfers of surrenders                                                               (1,209,568)         (410,170)
   Transfers of death benefits                                                              (21,793)          (26,304)
   Transfers of other terminations                                                         (112,338)          (62,359)
   Interfund and net transfers to general account                                            56,469          (160,701)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                                 (864,992)         (329,333)
                                                                                      --------------   ---------------

 Total (decrease) increase in net assets                                                    (32,291)        1,209,171
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 12,144,534       $12,176,825
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                16

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 897,783
     370,517 shares (cost $44,595,547)     $ 49,052,799       Capital gains distributions                     805,397
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                     1,703,180
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 49,052,799       Administrative expense                            6,522
                                          --------------
                                                              Mortality and expense risk                      335,538
                                                                                                       ---------------

                                                                                                              342,060
                                                                                                       ---------------

                                                           Net investment income                            1,361,120

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (111,703)
                                                            Net unrealized appreciation on
                                                             investments                                    4,902,602
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 6,152,019
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 46,832,407      $ 39,209,782

 Net increase in net assets resulting from operations                                     6,152,019         9,559,559

Capital shares transactions
   Net premiums                                                                           5,401,751         4,434,003
   Transfers of policy loans                                                                (17,340)         (253,761)
   Transfers of cost of insurance                                                        (3,777,902)       (2,724,826)
   Transfers of surrenders                                                               (3,616,515)       (2,116,364)
   Transfers of death benefits                                                              (58,662)          (51,148)
   Transfers of other terminations                                                         (405,486)         (218,168)
   Interfund and net transfers to general account                                        (1,457,473)       (1,006,670)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (3,931,627)       (1,936,934)
                                                                                      --------------   ---------------

 Total increase in net assets                                                             2,220,392         7,622,625
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 49,052,799       $46,832,407
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                17

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 477,324
     1,752,807 shares (cost $36,868,006)   $ 41,857,031       Capital gains distributions                      17,336
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       494,660
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 41,857,031       Administrative expense                            8,923
                                          --------------
                                                              Mortality and expense risk                      281,922
                                                                                                       ---------------

                                                                                                              290,845
                                                                                                       ---------------

                                                           Net investment income                              203,815

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments                (58,954)
                                                            Net unrealized appreciation on
                                                             investments                                    5,834,612
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 5,979,473
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 39,962,919      $ 32,023,672

 Net increase in net assets resulting from operations                                     5,979,473        10,417,338

Capital shares transactions
   Net premiums                                                                           3,443,177         2,939,419
   Transfers of policy loans                                                               (189,564)          (16,256)
   Transfers of cost of insurance                                                        (2,588,064)       (1,853,128)
   Transfers of surrenders                                                               (2,884,232)       (1,804,106)
   Transfers of death benefits                                                              (19,398)          (39,461)
   Transfers of other terminations                                                         (336,058)         (220,878)
   Interfund and net transfers to general account                                        (1,511,222)       (1,483,681)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (4,085,361)       (2,478,091)
                                                                                      --------------   ---------------

 Total increase in net assets                                                             1,894,112         7,939,247
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 41,857,031       $39,962,919
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                18

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 40,457
     241,835 shares (cost $2,960,498)      $ 3,511,450       Capital gains distributions                     11,239
                                                                                                     ---------------
   Receivables from General Account            177,872

Liabilities                                          -                                                       51,696
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 3,689,322       Administrative expense                           1,685
                                         --------------
                                                             Mortality and expense risk                      24,403
                                                                                                     ---------------

                                                                                                             26,088
                                                                                                     ---------------

                                                          Net investment income                              25,608

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 96,876
                                                           Net unrealized appreciation on
                                                            investments                                     384,938
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 507,422
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 3,544,365       $ 2,993,258

 Net increase in net assets resulting from operations                                     507,422           879,734

Capital shares transactions
   Net premiums                                                                           182,715           222,697
   Transfers of policy loans                                                               15,678            13,022
   Transfers of cost of insurance                                                        (327,797)         (208,823)
   Transfers of surrenders                                                               (270,985)         (199,946)
   Transfers of death benefits                                                             (3,487)          (10,894)
   Transfers of other terminations                                                        (25,556)          (14,017)
   Interfund and net transfers to general account                                          66,967          (130,666)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (362,465)         (328,627)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             144,957           551,107
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 3,689,322       $ 3,544,365
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                19

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 68,725
     273,621 shares (cost $3,576,017)      $ 4,241,122       Capital gains distributions                     22,642
                                                                                                     ---------------
   Receivables from General Account            166,905

Liabilities                                          -                                                       91,367
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 4,408,027       Administrative expense                             133
                                         --------------
                                                             Mortality and expense risk                      32,237
                                                                                                     ---------------

                                                                                                             32,370
                                                                                                     ---------------

                                                          Net investment income                              58,997

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                109,792
                                                           Net unrealized appreciation on
                                                            investments                                     498,671
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 667,460
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 4,224,742       $ 3,200,918

 Net increase in net assets resulting from operations                                     667,460         1,162,740

Capital shares transactions
   Net premiums                                                                           244,113           449,730
   Transfers of policy loans                                                              (12,433)          (39,053)
   Transfers of cost of insurance                                                        (355,530)         (338,781)
   Transfers of surrenders                                                               (377,880)         (163,278)
   Transfers of death benefits                                                             (3,318)          (36,974)
   Transfers of other terminations                                                        (42,787)           (6,264)
   Interfund and net transfers to general account                                          63,660            (4,296)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (484,175)         (138,916)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             183,285         1,023,824
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 4,408,027       $ 4,224,742
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                20

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 48,365
     575,479 shares (cost $6,316,960)      $ 7,268,300       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       48,365
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 7,268,300       Administrative expense                             370
                                         --------------
                                                             Mortality and expense risk                      47,818
                                                                                                     ---------------

                                                                                                             48,188
                                                                                                     ---------------

                                                          Net investment income                                 177

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 17,562
                                                           Net unrealized appreciation on
                                                            investments                                     873,297
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 891,036
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 7,092,988       $ 5,926,268

 Net increase in net assets resulting from operations                                     891,036         1,496,486

Capital shares transactions
   Net premiums                                                                           838,901           913,731
   Transfers of policy loans                                                                3,104            12,209
   Transfers of cost of insurance                                                        (633,618)         (530,353)
   Transfers of surrenders                                                               (446,045)         (378,747)
   Transfers of death benefits                                                            (33,985)          (45,140)
   Transfers of other terminations                                                        (68,170)          (56,495)
   Interfund and net transfers to general account                                        (375,911)         (244,971)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (715,724)         (329,766)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             175,312         1,166,720
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 7,268,300       $ 7,092,988
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                21

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 13,047
     384,109 shares (cost $5,098,231)      $ 6,883,229       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       13,047
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,883,229       Administrative expense                             502
                                         --------------
                                                             Mortality and expense risk                      36,385
                                                                                                     ---------------

                                                                                                             36,887
                                                                                                     ---------------

                                                          Net investment loss                               (23,840)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                230,556
                                                           Net unrealized appreciation on
                                                            investments                                   1,104,789
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,311,505
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 6,139,897       $ 4,465,907

 Net increase in net assets resulting from operations                                   1,311,505         1,960,332

Capital shares transactions
   Net premiums                                                                           749,730           635,351
   Transfers of policy loans                                                               10,942            44,607
   Transfers of cost of insurance                                                        (605,407)         (470,157)
   Transfers of surrenders                                                               (510,466)         (362,272)
   Transfers of death benefits                                                            (12,006)           (7,807)
   Transfers of other terminations                                                        (69,905)          (59,240)
   Interfund and net transfers to general account                                        (131,061)          (66,824)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (568,173)         (286,342)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             743,332         1,673,990
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,883,229       $ 6,139,897
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                22

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 47,917
     416,669 shares (cost $2,537,236)      $ 2,625,017       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       47,917
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,625,017       Administrative expense                              72
                                         --------------
                                                             Mortality and expense risk                      20,676
                                                                                                     ---------------

                                                                                                             20,748
                                                                                                     ---------------

                                                          Net investment income                              27,169

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments               (16,590)
                                                           Net unrealized appreciation on
                                                            investments                                     247,711
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 258,290
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,560,358       $ 2,644,260

 Net increase in net assets resulting from operations                                     258,290           312,760

Capital shares transactions
   Net premiums                                                                           266,806           293,933
   Transfers of policy loans                                                              (26,397)            4,073
   Transfers of cost of insurance                                                        (209,027)         (203,087)
   Transfers of surrenders                                                               (168,686)         (140,820)
   Transfers of death benefits                                                             (5,437)           (4,539)
   Transfers of other terminations                                                        (22,143)           (9,599)
   Interfund and net transfers to general account                                         (28,747)         (336,623)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (193,631)         (396,662)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                   64,659           (83,902)
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,625,017       $ 2,560,358
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                23

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     718,226 shares (cost $9,185,941)     $ 10,155,713       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 10,155,713       Administrative expense                             394
                                         --------------
                                                             Mortality and expense risk                      60,735
                                                                                                     ---------------

                                                                                                             61,129
                                                                                                     ---------------

                                                          Net investment loss                               (61,129)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              2,882,231
                                                           Net unrealized depreciation on
                                                            investments                                    (145,268)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 2,675,834
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,417,524       $ 4,287,827

 Net increase in net assets resulting from operations                                   2,675,834         1,544,050

Capital shares transactions
   Net premiums                                                                           588,676           360,477
   Transfers of policy loans                                                              (20,164)          (30,002)
   Transfers of cost of insurance                                                        (483,098)         (257,684)
   Transfers of surrenders                                                               (504,912)         (243,445)
   Transfers of death benefits                                                            (19,483)           (8,130)
   Transfers of other terminations                                                       (174,879)          (36,644)
   Interfund and net transfers to general account                                       2,676,215          (198,925)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                   2,062,355          (414,353)
                                                                                    --------------   ---------------

 Total increase in net assets                                                           4,738,189         1,129,697
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 10,155,713       $ 5,417,524
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                24

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 370,858
     1,817,793 shares (cost $13,953,310)   $ 15,560,307       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       370,858
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 15,560,307       Administrative expense                              799
                                          --------------
                                                              Mortality and expense risk                      121,921
                                                                                                       ---------------

                                                                                                              122,720
                                                                                                       ---------------

                                                           Net investment income                              248,138

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (125,630)
                                                            Net unrealized appreciation on
                                                             investments                                    1,538,551
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 1,661,059
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 16,433,805      $ 13,140,038

 Net increase in net assets resulting from operations                                     1,661,059         4,129,187

Capital shares transactions
   Net premiums                                                                           1,844,235         1,743,383
   Transfers of policy loans                                                                (26,610)          (77,334)
   Transfers of cost of insurance                                                        (1,126,881)         (922,150)
   Transfers of surrenders                                                               (1,126,435)         (650,527)
   Transfers of death benefits                                                              (27,338)          (13,121)
   Transfers of other terminations                                                         (179,027)         (100,122)
   Interfund and net transfers to general account                                        (1,892,501)         (815,549)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (2,534,557)         (835,420)
                                                                                      --------------   ---------------

 Total (decrease) increase in net assets                                                   (873,498)        3,293,767
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 15,560,307       $16,433,805
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                25

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 458,063
     4,410,647 shares (cost $23,145,283)   $ 25,846,393       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       458,063
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 25,846,393       Administrative expense                              917
                                          --------------
                                                              Mortality and expense risk                      153,566
                                                                                                       ---------------

                                                                                                              154,483
                                                                                                       ---------------

                                                           Net investment income                              303,580

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 180,461
                                                            Net unrealized appreciation on
                                                             investments                                    1,927,637
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 2,411,678
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 18,477,916      $ 15,683,190

 Net increase in net assets resulting from operations                                     2,411,678         2,983,775

Capital shares transactions
   Net premiums                                                                           2,477,744         2,368,882
   Transfers of policy loans                                                                  3,891           (32,271)
   Transfers of cost of insurance                                                        (1,339,059)       (1,079,245)
   Transfers of surrenders                                                               (1,098,264)         (714,619)
   Transfers of death benefits                                                              (19,085)          (26,093)
   Transfers of other terminations                                                         (212,994)          (97,501)
   Interfund and net transfers to general account                                         5,144,566          (608,202)
                                                                                      --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                     4,956,799          (189,049)
                                                                                      --------------   ---------------

 Total increase in net assets                                                             7,368,477         2,794,726
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 25,846,393       $18,477,916
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                26

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Income & Growth Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 27,845
     327,653 shares (cost $1,814,375)      $ 1,982,303       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       27,845
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,982,303       Administrative expense                              57
                                         --------------
                                                             Mortality and expense risk                      12,972
                                                                                                     ---------------

                                                                                                             13,029
                                                                                                     ---------------

                                                          Net investment income                              14,816

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments               (39,209)
                                                           Net unrealized appreciation on
                                                            investments                                     257,246
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 232,853
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,884,723       $ 1,767,576

 Net increase in net assets resulting from operations                                     232,853           276,411

Capital shares transactions
   Net premiums                                                                           197,185           187,614
   Transfers of policy loans                                                                 (311)           (2,307)
   Transfers of cost of insurance                                                        (139,534)         (120,954)
   Transfers of surrenders                                                               (109,760)          (69,059)
   Transfers of death benefits                                                            (26,347)           (2,113)
   Transfers of other terminations                                                        (30,594)           (7,343)
   Interfund and net transfers to general account                                         (25,912)         (145,102)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (135,273)         (159,264)
                                                                                    --------------   ---------------

 Total increase in net assets                                                              97,580           117,147
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,982,303       $ 1,884,723
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                27

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Growth Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 11,542
     509,497 shares (cost $10,550,773)    $ 12,579,470       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       11,542
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 12,579,470       Administrative expense                             546
                                         --------------
                                                             Mortality and expense risk                      76,163
                                                                                                     ---------------

                                                                                                             76,709
                                                                                                     ---------------

                                                          Net investment loss                               (65,167)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              1,497,265
                                                           Net unrealized appreciation on
                                                            investments                                     176,023
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,608,121
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 13,641,268       $ 7,525,964

 Net increase in net assets resulting from operations                                   1,608,121         3,163,993

Capital shares transactions
   Net premiums                                                                         1,073,667           831,929
   Transfers of policy loans                                                              (27,310)          (60,542)
   Transfers of cost of insurance                                                        (812,470)         (455,331)
   Transfers of surrenders                                                               (743,411)         (577,694)
   Transfers of death benefits                                                            (45,745)          (15,320)
   Transfers of other terminations                                                       (169,497)         (161,513)
   Interfund and net transfers to general account                                      (1,945,153)        3,389,782
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                  (2,669,919)        2,951,311
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                               (1,061,798)        6,115,304
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 12,579,470       $13,641,268
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                28

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 16,878
     65,856 shares (cost $1,179,125)       $ 1,319,756       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            102,125

Liabilities                                          -                                                       16,878
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,421,881       Administrative expense                              17
                                         --------------
                                                             Mortality and expense risk                      10,039
                                                                                                     ---------------

                                                                                                             10,056
                                                                                                     ---------------

                                                          Net investment income                               6,822

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  5,774
                                                           Net unrealized appreciation on
                                                            investments                                     116,112
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 128,708
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,461,656       $ 1,223,835

 Net increase in net assets resulting from operations                                     128,708           308,972

Capital shares transactions
   Net premiums                                                                            48,276           118,134
   Transfers of policy loans                                                               (9,157)          (10,718)
   Transfers of cost of insurance                                                        (125,135)          (83,286)
   Transfers of surrenders                                                               (126,691)          (78,326)
   Transfers of death benefits                                                             (1,799)             (917)
   Transfers of other terminations                                                         (9,043)           (2,640)
   Interfund and net transfers to general account                                          55,066           (13,398)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (168,483)          (71,151)
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (39,775)          237,821
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,421,881       $ 1,461,656
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                29

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     582,765 shares (cost $8,980,123)     $ 10,670,420       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 10,670,420       Administrative expense                             316
                                         --------------
                                                             Mortality and expense risk                      60,828
                                                                                                     ---------------

                                                                                                             61,144
                                                                                                     ---------------

                                                          Net investment loss                               (61,144)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              1,680,964
                                                           Net unrealized appreciation on
                                                            investments                                     579,771
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 2,199,591
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,873,746       $ 5,411,177

 Net increase in net assets resulting from operations                                   2,199,591         3,600,243

Capital shares transactions
   Net premiums                                                                           794,665           506,709
   Transfers of policy loans                                                              (11,882)         (118,788)
   Transfers of cost of insurance                                                        (464,425)         (311,252)
   Transfers of surrenders                                                               (456,330)         (330,830)
   Transfers of death benefits                                                            (11,540)          (10,641)
   Transfers of other terminations                                                       (111,872)          (34,830)
   Interfund and net transfers to general account                                       2,858,467        (2,838,042)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                   2,597,083        (3,137,674)
                                                                                    --------------   ---------------

 Total increase in net assets                                                           4,796,674           462,569
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 10,670,420       $ 5,873,746
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                30

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 32,054
     190,333 shares (cost $3,049,363)      $ 3,623,945       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       32,054
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 3,623,945       Administrative expense                              80
                                         --------------
                                                             Mortality and expense risk                      26,441
                                                                                                     ---------------

                                                                                                             26,521
                                                                                                     ---------------

                                                          Net investment income                               5,533

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 91,936
                                                           Net unrealized appreciation on
                                                            investments                                     378,508
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 475,977
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 3,637,241       $ 3,229,160

 Net increase in net assets resulting from operations                                     475,977           834,481

Capital shares transactions
   Net premiums                                                                           337,731           298,016
   Transfers of policy loans                                                              (27,090)          (87,145)
   Transfers of cost of insurance                                                        (262,853)         (219,459)
   Transfers of surrenders                                                               (336,631)         (271,510)
   Transfers of death benefits                                                             (6,963)          (14,291)
   Transfers of other terminations                                                        (51,270)          (25,215)
   Interfund and net transfers to general account                                        (142,197)         (106,796)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (489,273)         (426,400)
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (13,296)          408,081
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 3,623,945       $ 3,637,241
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                31

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Total Return Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 4,202
     9,941 shares (cost $161,706)            $ 185,995       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        4,202
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 185,995       Administrative expense                              17
                                         --------------
                                                             Mortality and expense risk                       1,426
                                                                                                     ---------------

                                                                                                              1,443
                                                                                                     ---------------

                                                          Net investment income                               2,759

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  5,580
                                                           Net unrealized appreciation on
                                                            investments                                       5,935
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 14,274
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 107,239          $ 54,520

 Net increase in net assets resulting from operations                                      14,274            19,956

Capital shares transactions
   Net premiums                                                                            32,076            19,303
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                         (10,124)           (7,831)
   Transfers of surrenders                                                                (12,431)           (2,522)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          54,961            23,813
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 64,482            32,763
                                                                                    --------------   ---------------

 Total increase in net assets                                                              78,756            52,719
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 185,995        $  107,239
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                32

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Utilities Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 80,449
     110,300 shares (cost $2,291,276)      $ 2,787,289       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             34,936

Liabilities                                          -                                                       80,449
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,822,225       Administrative expense                             131
                                         --------------
                                                             Mortality and expense risk                      20,057
                                                                                                     ---------------

                                                                                                             20,188
                                                                                                     ---------------

                                                          Net investment income                              60,261

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                195,514
                                                           Net unrealized appreciation on
                                                            investments                                      79,326
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 335,101
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,504,063       $ 1,194,358

 Net increase in net assets resulting from operations                                     335,101           542,982

Capital shares transactions
   Net premiums                                                                           274,351           494,967
   Transfers of policy loans                                                              173,716            (8,406)
   Transfers of cost of insurance                                                        (168,925)          (88,648)
   Transfers of surrenders                                                               (127,400)          (29,390)
   Transfers of death benefits                                                             (5,351)             (103)
   Transfers of other terminations                                                        (40,604)          (37,760)
   Interfund and net transfers to general account                                        (122,726)          436,063
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (16,939)          766,723
                                                                                    --------------   ---------------

 Total increase in net assets                                                             318,162         1,309,705
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,822,225       $ 2,504,063
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                33

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 51,935
     425,635 shares (cost $9,588,316)      $ 10,117,340       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                        51,935
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 10,117,340       Administrative expense                              252
                                          --------------
                                                              Mortality and expense risk                       76,088
                                                                                                       ---------------

                                                                                                               76,340
                                                                                                       ---------------

                                                           Net investment loss                                (24,405)

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments                (83,535)
                                                            Net unrealized appreciation on
                                                             investments                                    1,565,946
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 1,458,006
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                         $ 9,374,073       $ 8,396,938

 Net increase in net assets resulting from operations                                     1,458,006         1,434,836

Capital shares transactions
   Net premiums                                                                           1,091,571         1,062,868
   Transfers of policy loans                                                                 (4,109)           18,267
   Transfers of cost of insurance                                                          (721,867)         (587,884)
   Transfers of surrenders                                                                 (606,442)         (430,853)
   Transfers of death benefits                                                               (8,613)           (5,932)
   Transfers of other terminations                                                          (89,214)          (72,930)
   Interfund and net transfers to general account                                          (376,065)         (441,237)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                                 (714,739)         (457,701)
                                                                                      --------------   ---------------

 Total increase in net assets                                                               743,267           977,135
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 10,117,340       $ 9,374,073
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                34

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 46,317
     781,547 shares (cost $10,764,606)     $ 12,942,412       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                        46,317
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 12,942,412       Administrative expense                              592
                                          --------------
                                                              Mortality and expense risk                      102,597
                                                                                                       ---------------

                                                                                                              103,189
                                                                                                       ---------------

                                                           Net investment loss                                (56,872)

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 179,305
                                                            Net unrealized appreciation on
                                                             investments                                    2,513,479
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 2,635,912
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 12,081,813      $ 10,682,778

 Net increase in net assets resulting from operations                                     2,635,912         2,480,914

Capital shares transactions
   Net premiums                                                                           1,361,698         1,367,215
   Transfers of policy loans                                                                (29,057)          (15,881)
   Transfers of cost of insurance                                                          (851,565)         (726,933)
   Transfers of surrenders                                                                 (818,517)         (567,341)
   Transfers of death benefits                                                              (24,135)          (13,220)
   Transfers of other terminations                                                         (157,997)          (60,284)
   Interfund and net transfers to general account                                        (1,255,740)       (1,065,435)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (1,775,313)       (1,081,879)
                                                                                      --------------   ---------------

 Total increase in net assets                                                               860,599         1,399,035
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 12,942,412       $12,081,813
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                35

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. International Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 41,620
     659,684 shares (cost $5,294,447)      $ 5,778,833       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       41,620
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 5,778,833       Administrative expense                             334
                                         --------------
                                                             Mortality and expense risk                      44,314
                                                                                                     ---------------

                                                                                                             44,648
                                                                                                     ---------------

                                                          Net investment loss                                (3,028)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 24,199
                                                           Net unrealized appreciation on
                                                            investments                                     987,341
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,008,512
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,208,258       $ 3,617,364

 Net increase in net assets resulting from operations                                   1,008,512         1,559,924

Capital shares transactions
   Net premiums                                                                           502,144           391,285
   Transfers of policy loans                                                               (8,564)           (3,928)
   Transfers of cost of insurance                                                        (280,461)         (241,252)
   Transfers of surrenders                                                               (258,988)         (152,553)
   Transfers of death benefits                                                             (6,933)           (4,022)
   Transfers of other terminations                                                        (33,185)          (14,499)
   Interfund and net transfers to general account                                        (351,950)           55,939
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (437,937)           30,970
                                                                                    --------------   ---------------

 Total increase in net assets                                                             570,575         1,590,894
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 5,778,833       $ 5,208,258
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                36

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Capital Structure Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 3,230
     8,962 shares (cost $109,842)            $ 120,003       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        3,230
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 120,003       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                       1,266
                                                                                                     ---------------

                                                                                                              1,266
                                                                                                     ---------------

                                                          Net investment income                               1,964

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  1,367
                                                           Net unrealized appreciation on
                                                            investments                                      12,086
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 15,417
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 122,203          $ 74,280

 Net increase in net assets resulting from operations                                      15,417            23,123

Capital shares transactions
   Net premiums                                                                            11,915            19,936
   Transfers of policy loans                                                                    -                28
   Transfers of cost of insurance                                                          (6,497)           (6,251)
   Transfers of surrenders                                                                (31,039)                -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                           8,004            11,087
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (17,617)           24,800
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                   (2,200)           47,923
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 120,003        $  122,203
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                37

Midland National Life Insurance Company
Separate Account A
Alger Fund LargeCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 80,638
     227,806 shares (cost $8,016,863)      $ 9,950,572       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            166,701

Liabilities                                          -                                                       80,638
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 10,117,273       Administrative expense                             432
                                         --------------
                                                             Mortality and expense risk                      87,773
                                                                                                     ---------------

                                                                                                             88,205
                                                                                                     ---------------

                                                          Net investment loss                                (7,567)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                346,386
                                                           Net unrealized appreciation on
                                                            investments                                     710,030
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,048,849
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 10,963,637       $ 7,741,324

 Net increase in net assets resulting from operations                                   1,048,849         3,550,937

Capital shares transactions
   Net premiums                                                                         1,093,034         1,450,905
   Transfers of policy loans                                                               34,780           (20,734)
   Transfers of cost of insurance                                                        (696,533)         (678,030)
   Transfers of surrenders                                                               (507,091)         (356,897)
   Transfers of death benefits                                                            (52,069)          (14,960)
   Transfers of other terminations                                                        (99,248)          (52,318)
   Interfund and net transfers to general account                                      (1,668,086)         (656,590)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                             (1,895,213)         (328,624)
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                 (846,364)        3,222,313
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 10,117,273       $10,963,637
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                38

Midland National Life Insurance Company
Separate Account A
Alger Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     542,304 shares (cost $5,614,446)      $ 6,914,381       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,914,381       Administrative expense                             201
                                         --------------
                                                             Mortality and expense risk                      53,138
                                                                                                     ---------------

                                                                                                             53,339
                                                                                                     ---------------

                                                          Net investment loss                               (53,339)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                182,839
                                                           Net unrealized appreciation on
                                                            investments                                     973,118
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,102,618
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 6,479,792       $ 4,679,573

 Net increase in net assets resulting from operations                                   1,102,618         2,237,347

Capital shares transactions
   Net premiums                                                                           698,020           520,161
   Transfers of policy loans                                                              (29,380)             (414)
   Transfers of cost of insurance                                                        (457,096)         (297,993)
   Transfers of surrenders                                                               (432,018)         (255,554)
   Transfers of death benefits                                                            (49,996)           (5,358)
   Transfers of other terminations                                                        (79,038)          (34,367)
   Interfund and net transfers to general account                                        (318,521)         (363,603)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (668,029)         (437,128)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             434,589         1,800,219
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,914,381       $ 6,479,792
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                39

Midland National Life Insurance Company
Separate Account A
Alger Fund Capital Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 31,746
     163,724 shares (cost $7,020,729)      $ 8,539,862       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       31,746
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 8,539,862       Administrative expense                             232
                                         --------------
                                                             Mortality and expense risk                      68,005
                                                                                                     ---------------

                                                                                                             68,237
                                                                                                     ---------------

                                                          Net investment loss                               (36,491)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                298,561
                                                           Net unrealized appreciation on
                                                            investments                                     636,251
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 898,321
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 8,265,722       $ 5,996,510

 Net increase in net assets resulting from operations                                     898,321         2,847,763

Capital shares transactions
   Net premiums                                                                           776,413           587,324
   Transfers of policy loans                                                              (52,146)          (20,754)
   Transfers of cost of insurance                                                        (484,654)         (214,448)
   Transfers of surrenders                                                               (617,108)         (349,482)
   Transfers of death benefits                                                             (7,732)           (1,412)
   Transfers of other terminations                                                        (84,327)          (52,889)
   Interfund and net transfers to general account                                        (154,627)         (526,890)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (624,181)         (578,551)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             274,140         2,269,212
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 8,539,862       $ 8,265,722
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                40

Midland National Life Insurance Company
Separate Account A
Alger Fund SmallCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     206,042 shares (cost $5,324,019)      $ 6,603,653       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,603,653       Administrative expense                             159
                                         --------------
                                                             Mortality and expense risk                      49,027
                                                                                                     ---------------

                                                                                                             49,186
                                                                                                     ---------------

                                                          Net investment loss                               (49,186)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                104,449
                                                           Net unrealized appreciation on
                                                            investments                                   1,269,560
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,324,823
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,934,640       $ 4,438,741

 Net increase in net assets resulting from operations                                   1,324,823         1,872,870

Capital shares transactions
   Net premiums                                                                           490,091           445,246
   Transfers of policy loans                                                               (2,566)          (37,153)
   Transfers of cost of insurance                                                        (325,372)         (271,653)
   Transfers of surrenders                                                               (371,173)         (184,223)
   Transfers of death benefits                                                             (2,347)          (16,169)
   Transfers of other terminations                                                        (55,824)          (19,827)
   Interfund and net transfers to general account                                        (388,619)         (293,192)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (655,810)         (376,971)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             669,013         1,495,899
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,603,653       $ 5,934,640
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                41

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 701
     115,109 shares (cost $573,102)          $ 646,910       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          701
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 646,910       Administrative expense                              33
                                         --------------
                                                             Mortality and expense risk                       5,471
                                                                                                     ---------------

                                                                                                              5,504
                                                                                                     ---------------

                                                          Net investment loss                                (4,803)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 55,393
                                                           Net unrealized appreciation on
                                                            investments                                       1,507
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 52,097
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 647,049         $ 323,569

 Net increase in net assets resulting from operations                                      52,097           129,085

Capital shares transactions
   Net premiums                                                                            80,061           258,313
   Transfers of policy loans                                                               14,615              (801)
   Transfers of cost of insurance                                                         (57,155)          (60,552)
   Transfers of surrenders                                                                (51,165)          (17,826)
   Transfers of death benefits                                                             (4,643)           (2,221)
   Transfers of other terminations                                                         (4,174)           (3,945)
   Interfund and net transfers to general account                                         (29,775)           21,427
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (52,236)          194,395
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                     (139)          323,480
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 646,910        $  647,049
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                42

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     77,103 shares (cost $1,065,238)       $ 1,288,385       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,288,385       Administrative expense                              53
                                         --------------
                                                             Mortality and expense risk                       9,680
                                                                                                     ---------------

                                                                                                              9,733
                                                                                                     ---------------

                                                          Net investment loss                                (9,733)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 78,154
                                                           Net unrealized depreciation on
                                                            investments                                     (14,521)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 53,900
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,164,469       $ 1,125,638

 Net increase in net assets resulting from operations                                      53,900           242,772

Capital shares transactions
   Net premiums                                                                           140,747           130,231
   Transfers of policy loans                                                                6,863             2,140
   Transfers of cost of insurance                                                         (94,512)          (69,789)
   Transfers of surrenders                                                                (56,915)          (51,289)
   Transfers of death benefits                                                                  -            (5,262)
   Transfers of other terminations                                                         (9,169)           (7,166)
   Interfund and net transfers to general account                                          83,002          (202,806)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                      70,016          (203,941)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             123,916            38,831
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,288,385       $ 1,164,469
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                43

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 105,532
     171,200 shares (cost $4,166,742)      $ 4,911,722       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            100,232

Liabilities                                          -                                                      105,532
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 5,011,954       Administrative expense                             226
                                         --------------
                                                             Mortality and expense risk                      33,260
                                                                                                     ---------------

                                                                                                             33,486
                                                                                                     ---------------

                                                          Net investment income                              72,046

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                177,631
                                                           Net unrealized appreciation on
                                                            investments                                     279,202
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 528,879
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 4,296,126       $ 2,711,172

 Net increase in net assets resulting from operations                                     528,879           997,999

Capital shares transactions
   Net premiums                                                                           750,643           746,439
   Transfers of policy loans                                                              (63,600)           (7,920)
   Transfers of cost of insurance                                                        (350,130)         (263,081)
   Transfers of surrenders                                                                (90,805)          (44,438)
   Transfers of death benefits                                                             (8,477)           (7,582)
   Transfers of other terminations                                                        (46,773)          (11,792)
   Interfund and net transfers to general account                                          (3,909)          175,329
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                186,949           586,955
                                                                                    --------------   ---------------

 Total increase in net assets                                                             715,828         1,584,954
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 5,011,954       $ 4,296,126
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                44

Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Global Hard Assets Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 49,696
     473,819 shares (cost $13,012,224)    $ 17,848,758       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            318,602

Liabilities                                          -                                                       49,696
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 18,167,360       Administrative expense                             426
                                         --------------
                                                             Mortality and expense risk                     111,060
                                                                                                     ---------------

                                                                                                            111,486
                                                                                                     ---------------

                                                          Net investment loss                               (61,790)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                617,047
                                                           Net unrealized appreciation on
                                                            investments                                   3,415,975
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 3,971,232
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 13,809,699       $ 7,541,921

 Net increase in net assets resulting from operations                                   3,971,232         4,552,601

Capital shares transactions
   Net premiums                                                                         1,365,818         1,767,004
   Transfers of policy loans                                                              (16,353)          (76,520)
   Transfers of cost of insurance                                                        (810,419)         (628,972)
   Transfers of surrenders                                                               (729,069)         (242,834)
   Transfers of death benefits                                                             (6,737)          (11,221)
   Transfers of other terminations                                                       (120,061)          (81,721)
   Interfund and net transfers to general account                                         703,250           989,441
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                386,429         1,715,177
                                                                                    --------------   ---------------

 Total increase in net assets                                                           4,357,661         6,267,778
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 18,167,360       $13,809,699
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                45

Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     0 shares (cost $0)                            $ -       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                         $ -       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                           -
                                                                                                     ---------------

                                                                                                                  -
                                                                                                     ---------------

                                                          Net investment income                                   -

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                      -
                                                           Net unrealized appreciation on
                                                            investments                                           -
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                            $ -
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                               $ -         $ 883,177

 Net increase in net assets resulting from operations                                           -           244,493

Capital shares transactions
   Net premiums                                                                                 -           351,761
   Transfers of policy loans                                                                    -             5,306
   Transfers of cost of insurance                                                               -           (83,052)
   Transfers of surrenders                                                                      -           (30,777)
   Transfers of death benefits                                                                  -            (2,077)
   Transfers of other terminations                                                              -           (27,194)
   Interfund and net transfers to general account                                               -        (1,341,637)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                           -        (1,127,670)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                        -          (883,177)
                                                                                    --------------   ---------------

Net assets at end of year                                                                     $ -           $     -
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                46

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 673,967
     2,353,825 shares (cost $26,102,682)  $ 26,080,379       Capital gains distributions                    782,876
                                                                                                     ---------------
   Receivables from General Account            362,701

Liabilities                                          -                                                    1,456,843
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 26,443,080       Administrative expense                           1,714
                                         --------------
                                                             Mortality and expense risk                     227,796
                                                                                                     ---------------

                                                                                                            229,510
                                                                                                     ---------------

                                                          Net investment income                           1,227,333

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              1,294,321
                                                           Net unrealized depreciation on
                                                            investments                                    (374,175)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 2,147,479
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 27,862,716      $ 22,479,921

 Net increase in net assets resulting from operations                                   2,147,479         2,660,952

Capital shares transactions
   Net premiums                                                                         2,798,678         3,307,555
   Transfers of policy loans                                                              475,544          (119,013)
   Transfers of cost of insurance                                                      (1,866,739)       (1,458,207)
   Transfers of surrenders                                                             (1,352,775)       (1,329,635)
   Transfers of death benefits                                                            (22,003)          (53,815)
   Transfers of other terminations                                                       (356,125)         (172,709)
   Interfund and net transfers to general account                                      (3,243,695)        2,547,667
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                  (3,567,115)        2,721,843
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                               (1,419,636)        5,382,795
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 26,443,080       $27,862,716
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                47

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 34,657
     207,270 shares (cost $2,107,748)      $ 2,163,896       Capital gains distributions                      7,012
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       41,669
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,163,896       Administrative expense                              14
                                         --------------
                                                             Mortality and expense risk                      12,790
                                                                                                     ---------------

                                                                                                             12,804
                                                                                                     ---------------

                                                          Net investment income                              28,865

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  4,485
                                                           Net unrealized appreciation on
                                                            investments                                      63,670
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 97,020
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,102,392       $ 1,838,160

 Net increase in net assets resulting from operations                                      97,020           234,766

Capital shares transactions
   Net premiums                                                                            97,802           161,945
   Transfers of policy loans                                                                2,573            (5,371)
   Transfers of cost of insurance                                                         (81,837)          (80,363)
   Transfers of surrenders                                                                 (6,801)           (5,568)
   Transfers of death benefits                                                                  -            (4,480)
   Transfers of other terminations                                                         (1,145)           (1,942)
   Interfund and net transfers to general account                                         (46,108)          (34,755)
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (35,516)           29,466
                                                                                    --------------   ---------------

 Total increase in net assets                                                              61,504           264,232
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,163,896       $ 2,102,392
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                48

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 362,293
     352,189 shares (cost $2,713,047)      $ 2,729,468       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             44,015

Liabilities                                          -                                                      362,293
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,773,483       Administrative expense                              58
                                         --------------
                                                             Mortality and expense risk                      40,782
                                                                                                     ---------------

                                                                                                             40,840
                                                                                                     ---------------

                                                          Net investment income                             321,453

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                325,756
                                                           Net unrealized depreciation on
                                                            investments                                     (78,811)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 568,398
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,388,610       $ 1,292,791

 Net increase in net assets resulting from operations                                     568,398           872,058

Capital shares transactions
   Net premiums                                                                           482,699           187,719
   Transfers of policy loans                                                              157,692           (28,104)
   Transfers of cost of insurance                                                        (282,954)         (161,980)
   Transfers of surrenders                                                               (275,527)         (111,223)
   Transfers of death benefits                                                             (8,266)           (3,391)
   Transfers of other terminations                                                        (79,425)          (36,833)
   Interfund and net transfers to general account                                        (177,744)          377,573
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (183,525)          223,761
                                                                                    --------------   ---------------

 Total increase in net assets                                                             384,873         1,095,819
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,773,483       $ 2,388,610
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                49

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 83,926
     446,997 shares (cost $5,648,453)      $ 5,873,537       Capital gains distributions                     51,667
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                      135,593
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 5,873,537       Administrative expense                             138
                                         --------------
                                                             Mortality and expense risk                      41,501
                                                                                                     ---------------

                                                                                                             41,639
                                                                                                     ---------------

                                                          Net investment income                              93,954

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 99,962
                                                           Net unrealized appreciation on
                                                            investments                                     209,551
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 403,467
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,612,147       $ 4,495,899

 Net increase in net assets resulting from operations                                     403,467           810,284

Capital shares transactions
   Net premiums                                                                           356,559           647,680
   Transfers of policy loans                                                              175,502            15,728
   Transfers of cost of insurance                                                        (283,031)         (250,813)
   Transfers of surrenders                                                               (222,965)          (38,406)
   Transfers of death benefits                                                                  -           (22,477)
   Transfers of other terminations                                                        (22,564)          (15,644)
   Interfund and net transfers to general account                                        (145,578)          (30,104)
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (142,077)          305,964
                                                                                    --------------   ---------------

 Total increase in net assets                                                             261,390         1,116,248
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 5,873,537       $ 5,612,147
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                50

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Stocks Plus Growth and Income
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     0 shares (cost $0)                            $ -       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                         $ -       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                           -
                                                                                                     ---------------

                                                                                                                  -
                                                                                                     ---------------

                                                          Net investment income                                   -

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                      -
                                                           Net unrealized appreciation on
                                                            investments                                           -
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                            $ -
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                               $ -           $ 1,626

 Net increase (decrease) in net assets resulting from operations                                -              (308)

Capital shares transactions
   Net premiums                                                                                 -                 -
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                               -                 -
   Transfers of surrenders                                                                      -                 -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                               -            (1,318)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                           -            (1,318)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                        -            (1,626)
                                                                                    --------------   ---------------

Net assets at end of year                                                                     $ -           $     -
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                51

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Small Cap Stock Plus Total Return
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     0 shares (cost $0)                            $ -       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                         $ -       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                           -
                                                                                                     ---------------

                                                                                                                  -
                                                                                                     ---------------

                                                          Net investment income                                   -

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                      -
                                                           Net unrealized appreciation on
                                                            investments                                           -
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                            $ -
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                               $ -          $ 11,320

 Net increase in net assets resulting from operations                                           -             1,832

Capital shares transactions
   Net premiums                                                                                 -           (11,356)
   Transfers of policy loans                                                                    -              (209)
   Transfers of cost of insurance                                                               -            (1,510)
   Transfers of surrenders                                                                      -              (606)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -              (477)
   Interfund and net transfers to general account                                               -             1,006
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                           -           (13,152)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                        -           (11,320)
                                                                                    --------------   ---------------

Net assets at end of year                                                                     $ -           $     -
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                52

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 13,717
     239,596 shares (cost $1,997,798)      $ 2,736,191       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             30,023

Liabilities                                          -                                                       13,717
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,766,214       Administrative expense                             162
                                         --------------
                                                             Mortality and expense risk                      22,546
                                                                                                     ---------------

                                                                                                             22,708
                                                                                                     ---------------

                                                          Net investment loss                                (8,991)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                213,843
                                                           Net unrealized appreciation on
                                                            investments                                     418,974
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 623,826
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,556,517       $ 1,825,680

 Net increase in net assets resulting from operations                                     623,826           538,786

Capital shares transactions
   Net premiums                                                                           279,235           308,267
   Transfers of policy loans                                                                   53            (6,113)
   Transfers of cost of insurance                                                        (141,624)         (157,194)
   Transfers of surrenders                                                                (52,427)          (35,277)
   Transfers of death benefits                                                                  -              (502)
   Transfers of other terminations                                                        (25,573)           (9,917)
   Interfund and net transfers to general account                                        (473,793)           92,787
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (414,129)          192,051
                                                                                    --------------   ---------------

 Total increase in net assets                                                             209,697           730,837
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,766,214       $ 2,556,517
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                53

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust  Large Cap Value
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 28,865
     363,358 shares (cost $3,301,062)      $ 3,720,787       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             43,670

Liabilities                                          -                                                       28,865
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 3,764,457       Administrative expense                             196
                                         --------------
                                                             Mortality and expense risk                      29,733
                                                                                                     ---------------

                                                                                                             29,929
                                                                                                     ---------------

                                                          Net investment loss                                (1,064)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 92,730
                                                           Net unrealized appreciation on
                                                            investments                                     188,237
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 279,903
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 4,169,697       $ 2,757,610

 Net increase in net assets resulting from operations                                     279,903           617,242

Capital shares transactions
   Net premiums                                                                           704,404           809,272
   Transfers of policy loans                                                                4,310           (19,351)
   Transfers of cost of insurance                                                        (315,525)         (270,925)
   Transfers of surrenders                                                               (161,483)          (54,837)
   Transfers of death benefits                                                            (11,947)          (11,311)
   Transfers of other terminations                                                        (46,273)          (13,029)
   Interfund and net transfers to general account                                        (858,629)          355,026
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (685,143)          794,845
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                 (405,240)        1,412,087
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 3,764,457       $ 4,169,697
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                54

Midland National Life Insurance Company
Separate Account A
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 1,394
     12,897 shares (cost $166,511)           $ 198,102       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             25,240

Liabilities                                          -                                                        1,394
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 223,342       Administrative expense                               6
                                         --------------
                                                             Mortality and expense risk                       1,238
                                                                                                     ---------------

                                                                                                              1,244
                                                                                                     ---------------

                                                          Net investment income                                 150

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  4,815
                                                           Net unrealized appreciation on
                                                            investments                                      31,321
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 36,286
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 92,288         $ 258,257

 Net increase in net assets resulting from operations                                      36,286            22,331

Capital shares transactions
   Net premiums                                                                            12,625            21,325
   Transfers of policy loans                                                                 (718)                -
   Transfers of cost of insurance                                                         (14,853)           (7,917)
   Transfers of surrenders                                                                (17,482)           (3,516)
   Transfers of death benefits                                                                  -            (1,822)
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                         115,196          (196,370)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                      94,768          (188,300)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                  131,054          (165,969)
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 223,342         $  92,288
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                55

Midland National Life Insurance Company
Separate Account A
Premier VIT NACM Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 341
     0 shares (cost $0)                            $ -       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          341
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                         $ -       Administrative expense                               6
                                         --------------
                                                             Mortality and expense risk                         884
                                                                                                     ---------------

                                                                                                                890
                                                                                                     ---------------

                                                          Net investment loss                                  (549)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 46,718
                                                           Net unrealized appreciation on
                                                            investments                                         337
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 46,506
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 314,436         $ 332,420

 Net increase in net assets resulting from operations                                      46,506            53,444

Capital shares transactions
   Net premiums                                                                            21,403            79,979
   Transfers of policy loans                                                                1,240             1,442
   Transfers of cost of insurance                                                          (5,604)          (14,091)
   Transfers of surrenders                                                                 (2,758)           (2,735)
   Transfers of death benefits                                                                  -            (3,639)
   Transfers of other terminations                                                              5              (793)
   Interfund and net transfers to general account                                        (375,228)         (131,591)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (360,942)          (71,428)
                                                                                    --------------   ---------------

 Total decrease in net assets                                                            (314,436)          (17,984)
                                                                                    --------------   ---------------

Net assets at end of year                                                                     $ -        $  314,436
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                56

Midland National Life Insurance Company
Separate Account A
ProFunds VP Japan
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     6,349 shares (cost $81,565)              $ 80,823       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 80,823       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         488
                                                                                                     ---------------

                                                                                                                488
                                                                                                     ---------------

                                                          Net investment loss                                  (488)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments                (5,550)
                                                           Net unrealized depreciation on
                                                            investments                                      (5,587)
                                                                                                     ---------------

                                                          Net decrease in net assets resulting from
                                                          operations                                      $ (11,625)
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 52,902          $ 61,897

 Net (decrease) increase in net assets resulting from operations                          (11,625)            3,637

Capital shares transactions
   Net premiums                                                                            24,817             7,578
   Transfers of policy loans                                                                   63                 -
   Transfers of cost of insurance                                                          (7,779)           (6,041)
   Transfers of surrenders                                                                 (2,939)           (1,305)
   Transfers of death benefits                                                                  -               (77)
   Transfers of other terminations                                                            (73)                -
   Interfund and net transfers to general account                                          25,457           (12,787)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                      39,546           (12,632)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                   27,921            (8,995)
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 80,823         $  52,902
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                57

Midland National Life Insurance Company
Separate Account A
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 5,903
     30,593 shares (cost $1,202,838)       $ 1,422,284       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             19,088

Liabilities                                          -                                                        5,903
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,441,372       Administrative expense                              56
                                         --------------
                                                             Mortality and expense risk                      10,762
                                                                                                     ---------------

                                                                                                             10,818
                                                                                                     ---------------

                                                          Net investment loss                                (4,915)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 37,898
                                                           Net unrealized appreciation on
                                                            investments                                     162,078
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 195,061
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,532,031         $ 943,914

 Net increase in net assets resulting from operations                                     195,061           171,481

Capital shares transactions
   Net premiums                                                                           281,172           246,319
   Transfers of policy loans                                                                5,088           (22,411)
   Transfers of cost of insurance                                                         (91,883)          (90,267)
   Transfers of surrenders                                                                (33,654)          (13,416)
   Transfers of death benefits                                                                  -               (93)
   Transfers of other terminations                                                         (5,125)          (20,665)
   Interfund and net transfers to general account                                        (441,318)          317,169
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (285,720)          416,636
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (90,659)          588,117
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,441,372       $ 1,532,031
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                58

Midland National Life Insurance Company
Separate Account A
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 328
     44,014 shares (cost $1,010,326)       $ 1,201,585       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             41,993

Liabilities                                          -                                                          328
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,243,578       Administrative expense                              14
                                         --------------
                                                             Mortality and expense risk                       4,291
                                                                                                     ---------------

                                                                                                              4,305
                                                                                                     ---------------

                                                          Net investment loss                                (3,977)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 32,420
                                                           Net unrealized appreciation on
                                                            investments                                     161,197
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 189,640
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 221,592         $ 158,936

 Net increase in net assets resulting from operations                                     189,640            63,204

Capital shares transactions
   Net premiums                                                                           111,201           100,616
   Transfers of policy loans                                                                1,018               668
   Transfers of cost of insurance                                                         (46,645)          (21,706)
   Transfers of surrenders                                                                (31,975)          (12,657)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                         (6,435)           (1,278)
   Interfund and net transfers to general account                                         805,182           (66,191)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                     832,346              (548)
                                                                                    --------------   ---------------

 Total increase in net assets                                                           1,021,986            62,656
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,243,578        $  221,592
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                59

Midland National Life Insurance Company
Separate Account A
ProFunds VP Ultra Mid-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     21,675 shares (cost $470,972)           $ 595,617       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             22,459

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 618,076       Administrative expense                              33
                                         --------------
                                                             Mortality and expense risk                       3,069
                                                                                                     ---------------

                                                                                                              3,102
                                                                                                     ---------------

                                                          Net investment loss                                (3,102)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 43,243
                                                           Net unrealized appreciation on
                                                            investments                                      95,647
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 135,788
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 172,244          $ 71,736

 Net increase in net assets resulting from operations                                     135,788            67,076

Capital shares transactions
   Net premiums                                                                            17,707            19,472
   Transfers of policy loans                                                                 (642)             (616)
   Transfers of cost of insurance                                                         (35,644)          (10,794)
   Transfers of surrenders                                                                (10,123)           (4,890)
   Transfers of death benefits                                                             (3,547)                -
   Transfers of other terminations                                                         (4,321)             (984)
   Interfund and net transfers to general account                                         346,614            31,244
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                310,044            33,432
                                                                                    --------------   ---------------

 Total increase in net assets                                                             445,832           100,508
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 618,076        $  172,244
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                60

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Balanced
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 13,912
     27,082 shares (cost $438,350)           $ 506,439       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       13,912
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 506,439       Administrative expense                              11
                                         --------------
                                                             Mortality and expense risk                       2,610
                                                                                                     ---------------

                                                                                                              2,621
                                                                                                     ---------------

                                                          Net investment income                              11,291

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  9,382
                                                           Net unrealized appreciation on
                                                            investments                                      27,145
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 47,818
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 408,802         $ 217,908

 Net increase in net assets resulting from operations                                      47,818            74,027

Capital shares transactions
   Net premiums                                                                            50,523            49,853
   Transfers of policy loans                                                                   79               712
   Transfers of cost of insurance                                                         (26,024)          (19,519)
   Transfers of surrenders                                                                (21,560)          (10,328)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                         (7,394)           (7,547)
   Interfund and net transfers to general account                                          54,195           103,696
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 49,819           116,867
                                                                                    --------------   ---------------

 Total increase in net assets                                                              97,637           190,894
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 506,439        $  408,802
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                61

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Bond Market Index
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 5,666
     15,932 shares (cost $189,082)           $ 192,136       Capital gains distributions                        275
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        5,941
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 192,136       Administrative expense                              21
                                         --------------
                                                             Mortality and expense risk                         915
                                                                                                     ---------------

                                                                                                                936
                                                                                                     ---------------

                                                          Net investment income                               5,005

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  1,762
                                                           Net unrealized appreciation on
                                                            investments                                         904
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 7,671
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 145,893         $ 402,638

 Net increase in net assets resulting from operations                                       7,671             7,015

Capital shares transactions
   Net premiums                                                                            55,371           211,611
   Transfers of policy loans                                                                 (238)            1,245
   Transfers of cost of insurance                                                         (14,338)          (26,597)
   Transfers of surrenders                                                                 (3,441)           (4,166)
   Transfers of death benefits                                                                  -              (108)
   Transfers of other terminations                                                              -            (1,002)
   Interfund and net transfers to general account                                           1,218          (444,743)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                      38,572          (263,760)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                   46,243          (256,745)
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 192,136        $  145,893
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                62

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds High Yield Bond
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 13,401
     32,867 shares (cost $229,242)           $ 255,705       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account              8,069

Liabilities                                          -                                                       13,401
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 263,774       Administrative expense                              32
                                         --------------
                                                             Mortality and expense risk                       1,461
                                                                                                     ---------------

                                                                                                              1,493
                                                                                                     ---------------

                                                          Net investment income                              11,908

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 11,505
                                                           Net unrealized appreciation on
                                                            investments                                         918
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 24,331
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 233,944          $ 10,268

 Net increase in net assets resulting from operations                                      24,331            38,396

Capital shares transactions
   Net premiums                                                                            33,041            27,862
   Transfers of policy loans                                                                  569              (137)
   Transfers of cost of insurance                                                         (17,521)          (17,862)
   Transfers of surrenders                                                                      -            (5,132)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                            (37)              (42)
   Interfund and net transfers to general account                                         (10,553)          180,591
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                  5,499           185,280
                                                                                    --------------   ---------------

 Total increase in net assets                                                              29,830           223,676
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 263,774        $  233,944
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                63

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds International
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 58,704
     405,005 shares (cost $5,913,061)      $ 7,407,542       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            201,803

Liabilities                                          -                                                       58,704
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 7,609,345       Administrative expense                             248
                                         --------------
                                                             Mortality and expense risk                      33,569
                                                                                                     ---------------

                                                                                                             33,817
                                                                                                     ---------------

                                                          Net investment income                              24,887

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                229,515
                                                           Net unrealized appreciation on
                                                            investments                                     771,760
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,026,162
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 3,339,477       $ 1,252,399

 Net increase in net assets resulting from operations                                   1,026,162           845,941

Capital shares transactions
   Net premiums                                                                           724,094           748,739
   Transfers of policy loans                                                               (9,362)          (25,830)
   Transfers of cost of insurance                                                        (338,628)         (179,585)
   Transfers of surrenders                                                               (184,380)          (43,535)
   Transfers of death benefits                                                             (9,324)          (11,728)
   Transfers of other terminations                                                        (45,109)          (47,566)
   Interfund and net transfers to general account                                       3,106,415           800,642
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                              3,243,706         1,241,137
                                                                                    --------------   ---------------

 Total increase in net assets                                                           4,269,868         2,087,078
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 7,609,345       $ 3,339,477
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                64

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Mid-Cap Index
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 22,335
     355,278 shares (cost $4,106,186)      $ 5,304,302       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            166,619

Liabilities                                          -                                                       22,335
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 5,470,921       Administrative expense                             155
                                         --------------
                                                             Mortality and expense risk                      22,253
                                                                                                     ---------------

                                                                                                             22,408
                                                                                                     ---------------

                                                          Net investment loss                                   (73)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                205,424
                                                           Net unrealized appreciation on
                                                            investments                                     775,352
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 980,703
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,933,730         $ 786,714

 Net increase in net assets resulting from operations                                     980,703           508,291

Capital shares transactions
   Net premiums                                                                           488,121           405,844
   Transfers of policy loans                                                                6,143              (969)
   Transfers of cost of insurance                                                        (235,344)         (112,903)
   Transfers of surrenders                                                                (84,219)          (25,045)
   Transfers of death benefits                                                             (7,489)           (8,365)
   Transfers of other terminations                                                        (36,123)           (4,329)
   Interfund and net transfers to general account                                       2,425,399           384,492
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                              2,556,488           638,725
                                                                                    --------------   ---------------

 Total increase in net assets                                                           3,537,191         1,147,016
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 5,470,921       $ 1,933,730
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                65

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds REIT Index
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 19,349
     106,546 shares (cost $920,465)        $ 1,102,752       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             32,558

Liabilities                                          -                                                       19,349
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,135,310       Administrative expense                              25
                                         --------------
                                                             Mortality and expense risk                       6,376
                                                                                                     ---------------

                                                                                                              6,401
                                                                                                     ---------------

                                                          Net investment income                              12,948

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                134,185
                                                           Net unrealized appreciation on
                                                            investments                                      52,593
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 199,726
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 416,328         $ 115,341

 Net increase in net assets resulting from operations                                     199,726           113,411

Capital shares transactions
   Net premiums                                                                           121,957           101,937
   Transfers of policy loans                                                              150,509            (6,083)
   Transfers of cost of insurance                                                         (47,971)          (23,092)
   Transfers of surrenders                                                                (35,228)           (4,993)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                           (788)             (521)
   Interfund and net transfers to general account                                         330,777           120,328
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                519,256           187,576
                                                                                    --------------   ---------------

 Total increase in net assets                                                             718,982           300,987
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,135,310        $  416,328
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                66

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Small Company Growth
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 8,501
     224,348 shares (cost $2,853,023)      $ 3,966,467       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             77,979

Liabilities                                          -                                                        8,501
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 4,044,446       Administrative expense                             121
                                         --------------
                                                             Mortality and expense risk                      19,279
                                                                                                     ---------------

                                                                                                             19,400
                                                                                                     ---------------

                                                          Net investment loss                               (10,899)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                164,183
                                                           Net unrealized appreciation on
                                                            investments                                     710,018
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 863,302
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,176,091         $ 946,871

 Net increase in net assets resulting from operations                                     863,302           548,350

Capital shares transactions
   Net premiums                                                                           437,305           439,502
   Transfers of policy loans                                                                5,089              (852)
   Transfers of cost of insurance                                                        (197,010)         (125,348)
   Transfers of surrenders                                                                (55,281)          (21,294)
   Transfers of death benefits                                                             (7,487)           (8,010)
   Transfers of other terminations                                                        (22,946)           (5,478)
   Interfund and net transfers to general account                                         845,383           402,350
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                              1,005,053           680,870
                                                                                    --------------   ---------------

 Total increase in net assets                                                           1,868,355         1,229,220
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 4,044,446       $ 2,176,091
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                67

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Short Term Investment Grade
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 19,671
     76,803 shares (cost $808,374)           $ 842,532       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       19,671
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 842,532       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                       5,254
                                                                                                     ---------------

                                                                                                              5,254
                                                                                                     ---------------

                                                          Net investment income                              14,417

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 26,959
                                                           Net unrealized depreciation on
                                                            investments                                      (6,762)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 34,614
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 670,277           $ 9,432

 Net increase in net assets resulting from operations                                      34,614            59,635

Capital shares transactions
   Net premiums                                                                            95,927            56,636
   Transfers of policy loans                                                               (1,542)           (6,391)
   Transfers of cost of insurance                                                         (40,713)          (31,436)
   Transfers of surrenders                                                                (38,678)          (35,858)
   Transfers of death benefits                                                                  -              (102)
   Transfers of other terminations                                                         (1,900)             (391)
   Interfund and net transfers to general account                                         124,547           618,752
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                137,641           601,210
                                                                                    --------------   ---------------

 Total increase in net assets                                                             172,255           660,845
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 842,532        $  670,277
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                68

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Stock Market Index
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 7,813
     15,082 shares (cost $302,431)           $ 368,603       Capital gains distributions                      9,250
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       17,063
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 368,603       Administrative expense                             141
                                         --------------
                                                             Mortality and expense risk                       2,589
                                                                                                     ---------------

                                                                                                              2,730
                                                                                                     ---------------

                                                          Net investment income                              14,333

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 49,600
                                                           Net unrealized depreciation on
                                                            investments                                     (15,346)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 48,587
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 412,374          $ 78,662

 Net increase in net assets resulting from operations                                      48,587            99,268

Capital shares transactions
   Net premiums                                                                            41,189            43,610
   Transfers of policy loans                                                                2,034            (4,002)
   Transfers of cost of insurance                                                         (38,379)          (38,713)
   Transfers of surrenders                                                                    (77)           (6,534)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                         (2,748)             (482)
   Interfund and net transfers to general account                                         (94,377)          240,565
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (92,358)          234,444
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (43,771)          333,712
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 368,603        $  412,374
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                69

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
----------------------------------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account A ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National
        Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws.  The assets and liabilities of the Separate
        Account are clearly identified and distinguished from the other assets and liabilities of the Company.  The Separate Account is used to fund variable universal life insurance policies of the Company.  The Separate Account consists of twelve insurance products, each with different characteristics.  The dates in which products were introduced result in different product groups.  Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable
        Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products
        Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF
        III"), American Century Variable Portfolios, Inc. ("ACVP"), MFS Variable
        Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger Fund
        ("FAM"), Invesco Variable Insurance Funds ("INV"), Van Eck Worldwide
        Insurance Trust ("Van Eck"), PIMCO Variable Insurance Trust ("PIMCO"),
        Goldman Sachs Variable Insurance Trust ("Goldman"), Neuberger Berman
        Advisors Management Trust ("Neuberger"), Premier VIT ("Premier"), ProFunds
        VP ("PF") and Vanguard Variable Insurance Funds ("Vanguard"), (collectively
        "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.  All portfolios have been in existence for more than two years.

        Effective July 17, 2009, the PIMCO Stocks Plus Growth and Income Fund was
        liquidated.  The plan of liquidation and dissolution was approved by the
        Board of Trustees of the PIMCO Variable Insurance Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective November 20, 2009, the PIMCO Small Cap Stocks Plus Total Return
        Fund was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of the PIMCO Variable Insurance Trust.  All
        policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 8, 2009, the Van Eck Worldwide Real Estate Fund was
        liquidated.  The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective January 6, 2010, the Goldman Growth & Income Fund was renamed the
        Goldman Large Cap Value Fund.

        Effective April 16, 2010, the Premier VIT NACM Small Cap Fund was
        liquidated.  The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity
        VIPF Money Market Portfolio.

        Effective May 1, 2010, several funds had name changes.  The LAC American
        Value Portfolio was renamed the LAC Capital Structure Portfolio, the LAC
        International Portfolio was renamed the LAC International Opportunities
        Portfolio, and the Van Eck Worldwide Hard Assets Fund was renamed the Van
        Eck Global Hard Assets Fund.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds and the Alger American Funds were renamed the Alger Funds.

        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account.  Investment transactions are recorded on the trade date (the date the order to buy or sell is executed).  Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value.
        Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument.
        Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds.  As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets.  Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes.  Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument.  These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments.  The Company does not hold any Level 3 securities in the
        Separate Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2010, the Company's investments were classified as follows:

                                Quoted prices      Significant
                                  in active           other        Significant
                                 markets for       observable     unobservable
                               identical assets      inputs          inputs
                                  (Level 1)         (Level 2)       (Level 3)          Total

Assets
Separate account assets           $ 479,963,204               -               -     $ 479,963,204
                               -----------------  --------------  --------------  ----------------

        It is the Company's policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels for the year ended December 31, 2010.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments.  Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        As of December 31, 2010, the Company's liabilities for several fund portfolios exceeded the assets held in those portfolios by the Company.  As a result, the Separate Account recorded Receivables from the Company in the financial statements for the impacted funds.  The receivables totaled
        $2,437,066 and were settled in early January 2011.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company.  Under the provisions of the policies, the
        Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge is currently being made against the Separate Account for such tax since, under current law, the
        Company pays no tax on investment income and capital gains reflected in variable life policy reserves.  However, the Company retains the right to charge for any federal income tax incurred which is attributable to the
        Separate Account if the law is changed.  Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

        Subsequent Events
        Effective May 2, 2011, the INV Financial Services Fund will be renamed the
        INV Dividend Growth Fund.

2.      Expenses and Related Party Transactions

        The Company is compensated for certain expenses as described below.  The rates of each applicable charge are described in the Separate Account's prospectus.

        o   A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the
            Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o   A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o   A transfer charge is imposed on each transfer between portfolios of the
            Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        o   A sales and premium tax charge is deducted from each premium payment made prior to deposit into the Separate Account. Total deductions from gross contract premiums received by the Company were $3,283,360 and
            $3,677,967 in 2010 and 2009, respectively.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2010 and 2009, were as follows:

                                                          2010                           2009
                                            ------------------------------ ------------------------------
Portfolio                                     Purchases        Sales         Purchases         Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                     $14,348,227     $15,243,258    $23,603,175     $25,155,519
   High Income Portfolio                        1,688,965       3,608,039      4,618,748       2,857,555
   Equity-Income Portfolio                      1,778,222       3,653,108      6,068,668       7,615,046
   Growth Portfolio                            40,206,453      43,163,817     13,888,173      12,547,263
   Overseas Portfolio                           8,974,744      11,151,743     21,278,893      20,853,956
   Mid Cap Portfolio                           10,259,146      11,896,275     11,417,584      12,137,604
   Freedom Income Portfolio                        72,061          20,808         19,261           2,001
   Freedom 2010 Portfolio                          11,493          51,717         47,226           4,805
   Freedom 2015 Portfolio                          21,791             442            293             262
   Freedom 2020 Portfolio                          44,649          14,658         34,433          15,999
   Freedom 2025 Portfolio                          21,975           7,463          2,865           1,382
   Freedom 2030 Portfolio                          31,256          10,681         76,338          40,822
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                      1,672,813       2,450,371      1,590,495       2,031,341
   Investment Grade Bond Portfolio              4,260,830       4,651,967      5,568,201       4,920,357
   Index 500 Portfolio                         14,504,946      17,075,453     19,113,449      19,441,389
   Contrafund Portfolio                         5,356,231       9,237,777     13,645,010      15,905,961
   Asset Manager: Growth Portfolio              1,073,103       1,587,834      1,273,758       1,571,748
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                           1,449,326       2,041,409      1,251,052       1,338,424
   Growth & Income Portfolio                    1,501,054       2,216,601      3,134,835       3,443,596
   Growth Opportunities Portfolio               1,112,413       1,704,426      3,061,101       3,357,734
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                  861,939       1,028,401        741,399       1,023,563
   Capital Appreciation Fund                   18,541,361      16,540,135      5,677,912       6,092,608
   International Fund                           2,742,934       5,029,353      5,955,698       6,624,274
   Value Fund                                   8,490,511       3,230,133      7,692,445       7,117,502
   Income & Growth Fund                           915,330       1,035,787      1,073,821       1,165,469
MFS Variable Insurance Trust
   Growth Series                                5,343,525       8,078,611     13,529,484      10,625,921
   Investors Trust Series                         920,155       1,183,942        629,743         690,166
   New Discovery Series                        13,193,563      10,657,624     13,887,253      17,078,747
   Research Series                                980,314       1,464,054      1,289,231       1,695,627
   Total Return Series                             98,924          31,683        100,618          65,480
   Utilities Series                             1,470,033       1,461,646      1,612,235         777,513
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                  2,102,968       2,842,112      2,814,522       3,257,073
   Mid-Cap Value Portfolio                      1,645,796       3,477,981      3,696,936       4,818,359
   International Opportunities Portfolio        1,454,274       1,895,239      1,728,006       1,664,832
   Capital Structure Portfolio                     50,066          65,719         55,766          28,184
Alger Fund
   Large Cap Growth Portfolio                   1,895,020       3,964,501      4,034,816       4,383,636
   Mid Cap Growth Portfolio                     1,489,781       2,211,150      2,606,652       3,090,185
   Capital Appreciation Portfolio               2,823,667       3,484,339      2,732,424       3,370,770
   Small Cap Growth Portfolio                   1,398,372       2,103,367      1,265,068       1,683,435
Invesco Variable Insurance Funds
   Financial Services Fund                        304,219         361,258        947,534         740,696
   Global Health Care Fund                        445,501         385,218        642,970         852,315
   International Growth Fund                    1,923,338       1,764,576      2,145,965       1,529,856
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                      4,949,940       4,943,903      6,179,670       4,480,964
   Worldwide Real Estate Fund                           -               -        741,667       1,876,873
PIMCO Variable Insurance Trust
   Total Return Portfolio                      24,335,948      27,038,432     24,616,940      20,110,563
   Low Duration Portfolio                         166,898         173,548        399,861         219,043
   High Yield Portfolio                        12,273,152      12,179,238      9,510,391       9,075,461
   Real Return Portfolio                        2,927,083       2,975,205      2,534,636       1,900,798
   Stocks Plus Growth and Income                        -               -          1,495           2,818
   SmallCap Stocks Plus Total Return                    -               -         53,042          65,307
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund             1,064,533       1,517,676      1,259,620       1,058,874
   Large Cap Value Fund                         1,696,722       2,426,600      2,169,250       1,334,974
Neuberger Berman Advisors
 Management Trust
   Regency Portfolio                              489,983         420,304         60,855         247,904

Premier VIT
   NACM Small Cap Portfolio                        47,450         408,942        244,739         319,272
Profunds VP
   Japan                                          243,013         203,956        103,642         116,362
   Oil & Gas                                    1,106,109       1,415,832      1,496,265         939,749
   Small-Cap                                    1,693,430         907,054        418,951         420,756
   Ultra Mid-Cap                                1,168,135         883,651        326,821         294,324
Vanguard Variable Insurance Funds
   Balanced                                       146,516          85,405        193,362          65,572
   Total Bond Market Index                        128,841          85,264        467,878         715,394
   High Yield Bond                                180,865         171,527        324,774         131,522
   International                                5,403,689       2,336,898      2,600,307       1,306,850
   Mid-Cap Index                                4,443,379       2,053,583      1,255,900         559,759
   REIT Index                                   1,498,185         998,539        349,834         147,164
   Small Company Growth                         2,262,837       1,346,662      1,473,626         790,400
   Short Term Investment Grade                    599,161         447,104        915,096         303,909
   Total Stock Market Index                       241,587         319,613        578,803         321,092
                                            -------------- --------------- --------------  --------------
                                             $244,548,745    $265,423,612   $262,831,481    $258,424,679
                                            -------------- --------------- --------------  --------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2010 and 2009, were as follows:

                                                            2010                                       2009
                                         -----------------------------------------  ------------------------------------------
                                                                      Net Increase/                              Net Increase/
Portfolio                                  Purchases       Sales       (Decrease)     Purchases       Sales        (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                   1,420,182     1,464,573       (44,391)     1,563,353     1,670,936       (107,583)
   High Income Portfolio                      139,864       298,799      (158,935)       322,423       193,756        128,667
   Equity-Income Portfolio                    222,380       311,263       (88,883)       304,732       406,669       (101,937)
   Growth Portfolio                         3,976,593     4,015,309       (38,716)     1,403,119       932,416        470,703
   Overseas Portfolio                         967,631     1,069,887      (102,256)     1,751,974     1,721,286         30,688
   Mid Cap Portfolio                          798,632       779,972        18,660        766,412       764,291          2,121
   Freedom Income Portfolio                     6,691         2,201         4,490          1,980           228          1,752
   Freedom 2010 Portfolio                       1,357         5,667        (4,310)         5,843           685          5,158
   Freedom 2015 Portfolio                       2,298            44         2,254         16,567        16,563              4
   Freedom 2020 Portfolio                       5,499         2,284         3,215          3,002           657          2,345
   Freedom 2025 Portfolio                       3,379         1,733         1,646          1,082           877            205
   Freedom 2030 Portfolio                       4,316         2,248         2,068         10,118         5,137          4,981
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                     60,881        86,158       (25,277)        72,173        98,241        (26,068)
   Investment Grade Bond Portfolio            226,540       257,762       (31,222)       238,842       243,371         (4,529)
   Index 500 Portfolio                      1,597,609     1,734,052      (136,443)     1,431,349     1,282,383        148,966
   Contrafund Portfolio                       790,049       777,851        12,198        766,741       699,151         67,590
   Asset Manager: Growth Portfolio             74,284        89,525       (15,241)        80,756        97,307        (16,551)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                          75,550        99,142       (23,592)        80,124        83,067         (2,943)
   Growth & Income Portfolio                  194,225       213,349       (19,124)       237,028       212,316         24,712
   Growth Opportunities Portfolio             235,628       278,093       (42,465)       330,536       289,754         40,782
American Century Variable
 Portfolios, Inc.
   Balanced Fund                               45,675        51,542        (5,867)        40,725        67,361        (26,636)
   Capital Appreciation Fund                1,028,160       821,273       206,887        245,126       251,731         (6,605)
   International Fund                         493,477       585,979       (92,502)       510,293       501,099          9,194
   Value Fund                                 658,228       324,133       334,095        418,927       403,923         15,004
   Income & Growth Fund                        63,427        65,660        (2,233)        64,343        63,868            475
MFS Variable Insurance Trust
   Growth Series                              795,373       873,695       (78,322)     1,412,342       964,663        447,679
   Investors Trust Series                      36,662        47,637       (10,975)        37,806        38,440           (634)
   New Discovery Series                       949,749       784,986       164,763        948,463     1,051,925       (103,462)
   Research Series                            102,996       127,804       (24,808)       102,579       128,566        (25,987)
   Total Return Series                         17,827        10,669         7,158         13,465         8,481          4,984
   Utilities Series                           152,134       152,455          (321)       218,013       110,338        107,675
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                187,905       205,721       (17,816)       209,900       232,467        (22,567)
   Mid-Cap Value Portfolio                    184,340       233,944       (49,604)       211,691       276,215        (64,524)
   International Opportunities Portfolio      151,512       180,754       (29,242)       178,670       179,705         (1,035)
   Capital Structure Portfolio                  7,301         9,433        (2,132)         7,293         3,580          3,713
Alger Fund
   Large Cap Growth Portfolio                 382,565       657,170      (274,605)       609,099       653,045        (43,946)
   Mid Cap Growth Portfolio                   197,229       251,542       (54,313)       323,048       380,623        (57,575)
   Capital Appreciation Portfolio             398,252       480,204       (81,952)       386,686       470,463        (83,777)
   Small Cap Growth Portfolio                 105,028       178,098       (73,070)       181,519       234,711        (53,192)
Invesco Variable Insurance Funds
   Financial Services Fund                     69,285        79,529       (10,244)       136,417       131,138          5,279
   Global Health Care Fund                     52,931        45,341         7,590         55,536        75,802        (20,266)
   International Growth Fund                  316,787       296,000        20,787        279,414       199,269         80,145
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                    337,928       233,026       104,902        286,871       173,756        113,115
   Worldwide Real Estate Fund                       -             -             -        113,222       284,048       (170,826)
PIMCO Variable Insurance Trust
   Total Return Portfolio                   2,170,613     2,339,229      (168,616)     1,647,379     1,496,351        151,028
   Low Duration Portfolio                      10,747        13,724        (2,977)        18,153        14,456          3,697
   High Yield Portfolio                     1,146,540     1,133,975        12,565        728,107       688,924         39,183
   Real Return Portfolio                      131,543       140,115        (8,572)       154,904       131,445         23,459
   Stocks Plus Growth and Income                    -             -             -              -             -              -
   SmallCap Stocks Plus Total Return                -             -             -          9,578        11,220         (1,642)
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund           152,723       214,637       (61,914)       197,008       161,580         35,428
   Large Cap Value Fund                       288,857       399,228      (110,371)       309,047       180,948        128,099
Neuberger Berman Advisors Management Trust
   Regency Portfolio                           24,894        14,292        10,602          4,686        39,354        (34,668)
Premier VIT
   NACM Small Cap Portfolio                     6,620        52,147       (45,527)        43,438        52,890         (9,452)
Profunds VP
   Japan                                       50,446        44,335         6,111         40,134        42,940         (2,806)
   Oil & Gas                                  115,625       139,432       (23,807)       189,288       140,089         49,199
   Small-Cap                                  164,034        54,395       109,639         67,415        64,647          2,768
   Ultra Mid-Cap                              238,952       186,357        52,595         82,801        71,115         11,686
Vanguard Variable Insurance Funds
   Balanced                                    16,087        10,804         5,283         22,277         7,180         15,097
   Total Bond Market Index                     13,353        10,169         3,184         42,967        68,480        (25,513)
   High Yield Bond                             12,898        12,641           257         34,831        14,014         20,817
   International                              700,355       281,595       418,760        371,884       170,988        200,896
   Mid-Cap Index                              477,235       177,547       299,688        172,032        69,398        102,634
   REIT Index                                 138,055        74,863        63,192         55,089        19,286         35,803
   Small Company Growth                       261,835       162,855        98,980        166,926        72,828         94,098
   Short Term Investment Grade                 71,458        58,901        12,557         83,183        21,793         61,390
   Total Stock Market Index                    28,650        40,279       (11,629)        84,581        46,708         37,873
                                         ------------- -------------  ------------  ------------- -------------  -------------
                                           23,759,879    23,748,027        11,852     20,905,310    19,190,942      1,714,368
                                         ------------- -------------  ------------  ------------- -------------  -------------

5.      Financial Highlights

        The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                December 31                                  Year Ended December 31
                                  ------------------------------------------  ------------------------------------------------
                                                Unit Fair Value               Investment   Expense Ratio      Total Return
                                                  Lowest to                    Income        Lowest to         Lowest to
                                     Units         Highest      Net Assets     Ratio*        Highest**         Highest***
                                  ------------  -------------- -------------  ----------  ---------------- -------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2010                          720,297   $10.25 to 20.39  $9,776,381       0.23%   0.50% to 1.40%    -1.20% to 0.18%
        2009                          764,688   10.23 to 20.58  $10,671,412       0.79%   0.50% to 1.40%    -0.63% to 0.73%
        2008                          872,271   10.16 to 20.66  $12,223,756       3.23%   0.50% to 1.40%     1.56% to 2.55%
        2007                          611,309   10.90 to 20.27   $8,561,964       4.56%   0.50% to 1.40%     3.81% to 4.66%
        2006                          638,379   10.51 to 19.49   $8,578,456       4.73%   0.50% to 1.40%     3.45% to 4.34%

    High Income Portfolio
        2010                          408,335   12.05 to 36.24   $6,812,291       8.94%   0.50% to 1.40%    12.25% to 13.82%
        2009                          567,270   10.59 to 32.19   $8,222,313       9.08%   0.50% to 1.40%    42.02% to 44.03%
        2008                          438,603   7.35 to 22.61    $4,685,116       9.38%   0.50% to 1.40%   -26.05% to -25.40%
        2007                          447,890   11.14 to 30.48   $6,608,023       8.43%   0.50% to 1.40%     1.42% to 2.30%
        2006                          441,747   10.89 to 29.98   $6,529,175       7.88%   0.50% to 1.40%    9.72% to 10.67%

    Equity-Income Portfolio
        2010                        1,028,889   8.50 to 54.52   $18,882,001       1.84%   0.50% to 1.40%    13.56% to 15.15%
        2009                        1,117,772   7.40 to 47.88   $18,521,629       2.14%   0.50% to 1.40%    28.39% to 30.16%
        2008                        1,219,709   6.00 to 37.18   $16,111,614       2.48%   0.50% to 1.40%   -43.43% to -42.94%
        2007                        1,281,663   13.54 to 65.55  $32,008,838       1.83%   0.50% to 1.40%     0.15% to 1.05%
        2006                        1,360,907   13.53 to 65.29  $34,589,744       3.26%   0.50% to 1.40%    18.52% to 19.57%

    Growth Portfolio
        2010                        2,832,137   8.04 to 56.94   $37,826,693       0.37%   0.50% to 1.40%    22.46% to 24.17%
        2009                        2,870,853   6.51 to 46.37   $33,957,851       0.44%   0.50% to 1.40%    26.57% to 28.34%
        2008                        2,400,150   5.10 to 36.54   $25,918,250       0.82%   0.50% to 1.40%   -47.94% to -47.42%
        2007                        2,360,643   9.70 to 69.94   $55,020,668       0.82%   0.50% to 1.40%    25.26% to 26.30%
        2006                        2,400,612   7.68 to 55.70   $47,125,015       0.39%   0.50% to 1.40%     5.41% to 6.31%

    Overseas Portfolio
        2010                          859,145   7.89 to 33.21   $12,560,848       1.40%   0.50% to 1.40%    11.55% to 13.11%
        2009                          961,401   7.00 to 29.69   $13,269,182       2.13%   0.50% to 1.40%    24.81% to 26.48%
        2008                          930,713   5.75 to 23.72   $10,762,909       2.71%   0.50% to 1.40%   -44.60% to -44.05%
        2007                          943,109   13.12 to 42.68  $20,501,977       3.38%   0.50% to 1.40%    15.75% to 16.73%
        2006                          904,979   11.24 to 36.79  $17,527,874       0.81%   0.50% to 1.40%    16.41% to 17.45%

    Mid Cap Portfolio
        2010                        1,079,193   10.89 to 24.58  $23,289,689       0.40%   0.50% to 1.40%    27.06% to 28.83%
        2009                        1,060,533   8.47 to 19.29   $19,183,312       0.69%   0.50% to 1.40%    38.19% to 40.07%
        2008                        1,058,412   6.19 to 13.93   $13,975,665       0.47%   0.50% to 1.40%   -47.94% to -47.42%
        2007                        1,144,880   17.99 to 23.25  $25,085,489       0.93%   0.50% to 1.40%    14.08% to 15.00%
        2006                        1,136,423   15.77 to 20.34  $21,746,629       0.35%   0.50% to 1.40%    11.13% to 12.19%

    Freedom Income Portolio
        2010                            8,582   10.66 to 11.05      $94,023       3.08%   0.50% to 1.40%     6.01% to 7.49%
        2009                            4,092   10.06 to 10.28      $41,480       7.54%   0.50% to 1.40%    13.36% to 14.90%
        2008                            2,340   8.87 to 8.95        $20,820       0.00%   0.50% to 1.40%          n/a

    Freedom 2010 Portolio
        2010                              848   10.29 to 10.67       $8,850     4.03%     0.50% to 1.40%    11.39% to 12.95%
        2009                            5,158   9.23 to 9.44        $48,016      n/a      0.50% to 1.40%    22.48% to 24.27%
        2008                                -   7.54 to 7.60             $0      n/a      0.50% to 1.40%          n/a

    Freedom 2015 Portolio
        2010                            2,275   10.15 to 10.52      $23,379       4.09%   0.50% to 1.40%    11.53% to 13.09%
        2009                               21   9.08 to 9.30           $192       4.61%   0.50% to 1.40%    23.60% to 25.21%
        2008                               17   7.36 to 7.43           $129       7.32%   0.50% to 1.40%          n/a

    Freedom 2020 Portolio
        2010                            6,054   9.83 to 10.19       $60,917       3.91%   0.50% to 1.40%    12.91% to 14.49%
        2009                            2,839   8.64 to 8.90        $25,141       5.33%   0.50% to 1.40%    27.28% to 29.03%
        2008                              494   6.84 to 6.90         $3,412       6.40%   0.50% to 1.40%          n/a

    Freedom 2025 Portolio
        2010                            2,233   9.81 to 10.18       $22,273       3.56%   0.50% to 1.40%    14.19% to 15.79%
        2009                              587   8.51 to 8.79         $5,088       3.92%   0.50% to 1.40%    28.26% to 30.01%
        2008                              382   6.70 to 6.76         $2,567       6.76%   0.50% to 1.40%          n/a

    Freedom 2030 Portolio
        2010                           12,687   9.39 to 9.78       $122,196       2.88%   0.50% to 1.40%    14.48% to 16.08%
        2009                           10,619   8.11 to 8.42        $88,558       2.79%   0.50% to 1.40%    29.88% to 31.58%
        2008                            5,638   6.34 to 6.40        $35,917       6.26%   0.50% to 1.40%          n/a

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2010                          267,072   10.26 to 38.56   $6,070,088       1.77%   0.50% to 1.40%    12.69% to 14.26%
        2009                          292,349   8.98 to 34.12    $6,012,210       2.31%   0.50% to 1.40%    27.40% to 29.15%
        2008                          318,417   6.95 to 26.72    $5,177,690       2.69%   0.50% to 1.40%   -29.73% to -29.01%
        2007                          336,568   12.78 to 37.91   $8,164,214       6.07%   0.50% to 1.40%    13.90% to 14.89%
        2006                          373,211   11.22 to 33.19   $7,998,925       2.68%   0.50% to 1.40%     5.85% to 6.82%

    Investment Grade Bond Portfolio
        2010                          637,032   11.95 to 29.60  $12,144,534       3.75%   0.50% to 1.40%     6.32% to 7.80%
        2009                          668,254   11.11 to 27.76  $12,176,825       8.80%   0.50% to 1.40%    14.18% to 15.73%
        2008                          672,783   9.61 to 24.26   $10,967,654       4.32%   0.50% to 1.40%    -4.62% to -3.77%
        2007                          607,181   11.04 to 25.35  $10,502,350       4.11%   0.50% to 1.40%     2.89% to 3.85%
        2006                          582,393   10.73 to 24.57   $9,801,407       3.96%   0.50% to 1.40%     2.98% to 3.79%

    Index 500 Portfolio
        2010                        3,811,079   9.09 to 32.00   $49,052,799       2.03%   0.50% to 1.40%    13.44% to 15.02%
        2009                        3,947,522   7.93 to 28.13   $46,832,407       2.44%   0.50% to 1.40%    24.80% to 26.64%
        2008                        3,798,556   6.58 to 22.47   $39,209,782       2.27%   0.50% to 1.40%   -37.84% to -37.34%
        2007                        3,626,120   10.82 to 36.06  $64,296,635       3.66%   0.50% to 1.40%     3.83% to 4.95%
        2006                        3,535,542   10.31 to 34.58  $61,924,179       1.63%   0.50% to 1.40%    14.17% to 15.13%

    Contrafund Portfolio
        2010                        2,287,816   9.15 to 37.85   $41,857,031       1.29%   0.50% to 1.40%    15.60% to 17.22%
        2009                        2,275,618   7.83 to 32.65   $39,962,919       1.34%   0.50% to 1.40%    33.87% to 35.68%
        2008                        2,208,028   6.08 to 24.33   $32,023,672       1.01%   0.50% to 1.40%   -43.34% to -42.80%
        2007                        2,151,568   16.26 to 42.79  $59,938,983       0.96%   0.50% to 1.40%    16.03% to 16.98%
        2006                        2,105,016   13.90 to 36.80  $52,594,822       1.29%   0.50% to 1.40%    10.17% to 11.17%

    Asset Manager: Growth Portfolio
        2010                          270,862   9.67 to 23.24    $3,689,322       1.24%   0.50% to 1.40%    14.74% to 16.34%
        2009                          286,103   8.31 to 20.20    $3,544,365       1.50%   0.50% to 1.40%    31.05% to 32.98%
        2008                          302,654   6.25 to 15.37    $2,993,258       1.98%   0.50% to 1.40%   -36.69% to -36.15%
        2007                          308,124   11.37 to 24.21   $5,291,927       4.22%   0.50% to 1.40%    16.12% to 18.31%
        2006                          318,104   9.61 to 20.57    $4,818,192       2.02%   0.50% to 1.40%     5.86% to 6.64%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2010                          272,614   10.74 to 18.17   $4,408,027       1.85%   0.50% to 1.40%    16.44% to 18.07%
        2009                          296,206   9.12 to 15.56    $4,224,742       1.87%   0.50% to 1.40%    36.73% to 38.63%
        2008                          299,149   6.69 to 11.35    $3,200,918       1.85%   0.50% to 1.40%   -34.90% to -34.29%
        2007                          299,672   12.95 to 17.38   $5,041,173       3.38%   0.50% to 1.40%     7.56% to 8.46%
        2006                          302,179   12.04 to 16.12   $4,752,048       1.95%   0.50% to 1.40%    10.02% to 11.17%

    Growth & Income Portfolio
        2010                          583,490   8.51 to 16.96    $7,268,300       0.73%   0.50% to 1.40%    13.29% to 14.87%
        2009                          602,614   7.42 to 14.93    $7,092,988       1.07%   0.50% to 1.40%    25.39% to 27.30%
        2008                          577,902   6.14 to 11.87    $5,926,268       1.23%   0.50% to 1.40%   -42.46% to -41.98%
        2007                          581,880   12.60 to 20.58  $11,350,680       1.88%   0.50% to 1.40%    10.58% to 11.50%
        2006                          569,906   11.30 to 18.56  $10,184,116       0.82%   0.50% to 1.40%    11.62% to 12.66%

    Growth Opportunities Portfolio
        2010                          770,122   8.20 to 12.27    $6,883,229       0.23%   0.50% to 1.40%    22.03% to 23.74%
        2009                          812,587   6.64 to 10.03    $6,139,897       0.47%   0.50% to 1.40%    43.94% to 45.74%
        2008                          771,805   4.70 to 6.95     $4,465,907       0.43%   0.50% to 1.40%   -55.68% to -55.20%
        2007                          736,093   10.49 to 15.63  $10,781,475       0.00%   0.50% to 1.40%    21.18% to 22.55%
        2006                          751,812   8.56 to 12.83    $9,343,810       0.68%   0.50% to 1.40%     4.30% to 4.91%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2010                          166,610   10.23 to 17.43   $2,625,017       1.82%   0.50% to 1.40%    10.10% to 11.36%
        2009                          172,477   9.19 to 15.76    $2,560,358       5.19%   0.50% to 1.40%    13.86% to 15.42%
        2008                          199,113   8.09 to 13.80    $2,644,260       2.64%   0.50% to 1.40%   -21.39% to -20.68%
        2007                          211,556   12.48 to 17.52   $3,636,481       2.12%   0.50% to 1.40%     3.48% to 4.37%
        2006                          199,428   12.06 to 16.88   $3,297,904       1.76%   0.50% to 1.40%     8.12% to 9.08%

    Capital Appreciation Fund
        2010                          537,767   9.86 to 25.66   $10,155,713       0.00%   0.50% to 1.40%    29.48% to 31.29%
        2009                          330,880   7.53 to 19.76    $5,417,524       0.80%   0.50% to 1.40%    35.13% to 37.13%
        2008                          337,485   5.71 to 14.58    $4,287,827       0.00%   0.50% to 1.40%   -46.91% to -46.17%
        2007                          353,644   16.05 to 27.39   $8,669,898       0.00%   0.50% to 1.40%    43.74% to 44.99%
        2006                          316,756   11.07 to 18.99   $5,516,568       0.00%   0.50% to 1.40%    15.68% to 16.67%

    International Fund
        2010                        1,212,282   8.19 to 17.33   $15,560,307       2.58%   0.50% to 1.40%    11.73% to 13.29%
        2009                        1,304,784   7.25 to 15.47   $16,433,805       1.93%   0.50% to 1.40%    31.92% to 33.66%
        2008                        1,295,590   5.53 to 11.69   $13,140,038       0.85%   0.50% to 1.40%   -45.60% to -45.08%
        2007                        1,353,156   10.78 to 21.43  $26,670,007       0.65%   0.50% to 1.40%    16.45% to 17.43%
        2006                        1,227,537   9.18 to 18.36   $21,164,022       1.43%   0.50% to 1.40%    23.33% to 24.46%

    Value Fund
        2010                        1,351,336   9.72 to 22.34   $25,846,393       2.21%   0.50% to 1.40%    11.86% to 13.42%
        2009                        1,017,241   8.59 to 19.92   $18,477,916       5.26%   0.50% to 1.40%    18.17% to 19.80%
        2008                        1,002,237   7.54 to 16.80   $15,683,190       2.44%   0.50% to 1.40%   -27.74% to -27.13%
        2007                          977,442   12.33 to 23.20  $21,332,296       1.59%   0.50% to 1.40%    -6.45% to -5.61%
        2006                          880,295   13.18 to 24.73  $20,610,685       1.26%   0.50% to 1.40%    17.00% to 18.05%

    Income & Growth Fund
        2010                          179,918   8.73 to 13.19    $1,982,303       1.49%   0.50% to 1.40%    12.57% to 13.86%
        2009                          182,151   7.67 to 11.66    $1,884,723       4.47%   0.50% to 1.40%    16.42% to 18.03%
        2008                          181,676   6.88 to 9.96     $1,767,576       2.08%   0.50% to 1.40%   -35.45% to -34.89%
        2007                          200,375   11.35 to 15.37   $3,033,407       1.85%   0.50% to 1.40%    -1.45% to -0.61%
        2006                          216,685   11.42 to 15.52   $3,316,030       1.68%   0.50% to 1.40%    15.48% to 16.53%

   MFS Variable Insurance Trust
    Growth Series
        2010                        1,262,661   6.99 to 14.76   $12,579,470       0.11%   0.50% to 1.40%    13.75% to 15.34%
        2009                        1,340,983   6.10 to 12.91   $13,641,268       0.23%   0.50% to 1.40%    35.76% to 37.71%
        2008                          893,304   4.45 to 9.46     $7,525,964       0.24%   0.50% to 1.40%   -38.29% to -37.76%
        2007                          924,603   7.15 to 15.26   $13,216,107       0.00%   0.50% to 1.40%    19.54% to 20.57%
        2006                          958,839   5.93 to 12.70   $11,600,497       0.00%   0.50% to 1.40%     6.43% to 7.43%

    Investors Trust Series
        2010                          124,498   9.34 to 12.88    $1,421,881       1.33%   0.50% to 1.40%    9.56% to 10.82%
        2009                          135,473   8.43 to 11.75    $1,461,656       1.59%   0.50% to 1.40%    25.16% to 26.96%
        2008                          136,107   6.79 to 9.39     $1,223,835       0.86%   0.50% to 1.40%   -34.01% to -33.39%
        2007                          145,254   11.59 to 14.23   $1,980,718       0.84%   0.50% to 1.40%     8.79% to 9.75%
        2006                          154,359   10.56 to 13.08   $1,931,782       0.48%   0.50% to 1.40%    11.46% to 12.46%

    New Discovery Series
        2010                          489,753   13.44 to 30.07  $10,670,420       0.00%   0.50% to 1.40%    34.46% to 36.34%
        2009                          324,990   9.88 to 22.25    $5,873,746       0.00%   0.50% to 1.40%    60.90% to 63.13%
        2008                          428,452   6.19 to 13.76    $5,411,177       0.00%   0.50% to 1.40%   -40.18% to -39.66%
        2007                          315,893   10.64 to 22.88   $6,841,325       0.00%   0.50% to 1.40%     1.14% to 2.01%
        2006                          325,086   10.43 to 22.52   $7,112,418       0.00%   0.50% to 1.40%    11.68% to 12.67%

    Research Series
        2010                          301,192   9.62 to 14.00    $3,623,945       0.94%   0.50% to 1.40%    14.30% to 15.90%
        2009                          326,000   8.32 to 12.19    $3,637,241       1.37%   0.50% to 1.40%    28.73% to 30.51%
        2008                          351,987   6.57 to 9.42     $3,229,160       0.54%   0.50% to 1.40%   -36.97% to -36.39%
        2007                          392,975   10.58 to 14.87   $5,759,688       0.70%   0.50% to 1.40%    11.62% to 12.67%
        2006                          413,983   9.39 to 13.26    $5,420,357       0.49%   0.50% to 1.40%     9.00% to 9.89%

    Total Return Series
        2010                           19,425   9.37 to 10.30      $185,995       3.49%   0.50% to 1.40%     8.41% to 9.93%
        2009                           12,267   8.65 to 9.37       $107,239       4.10%   0.50% to 1.40%    16.39% to 17.97%
        2008                            7,283   7.43 to 7.94        $54,520       1.85%   0.50% to 1.40%   -23.16% to -22.53%
        2007                              614   9.67 to 9.72         $5,959       0.00%   0.50% to 1.40%    -3.30% to -2.80%

    Utilities Series
        2010                          290,698   9.27 to 9.84     $2,822,225       4.04%   0.50% to 1.40%    12.24% to 13.81%
        2009                          291,019   8.15 to 8.69     $2,504,063       4.46%   0.50% to 1.40%    31.46% to 33.14%
        2008                          183,344   6.12 to 6.55     $1,194,358       1.55%   0.50% to 1.40%   -38.59% to -38.03%
        2007                           62,536   10.52 to 10.57     $659,438       0.00%   0.50% to 1.40%     5.20% to 5.70%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2010                          652,509   8.76 to 17.45   $10,117,340       0.56%   0.50% to 1.40%    15.79% to 17.41%
        2009                          670,325   7.48 to 15.00    $9,374,073       0.95%   0.50% to 1.40%    17.29% to 18.98%
        2008                          692,892   6.74 to 12.73    $8,396,938       1.51%   0.50% to 1.40%   -37.32% to -36.77%
        2007                          728,419   13.29 to 20.20  $14,240,492       1.25%   0.50% to 1.40%     2.00% to 2.95%
        2006                          744,797   13.03 to 19.70  $14,247,013       1.32%   0.50% to 1.40%    15.72% to 16.66%

    Mid-Cap Value Portfolio
        2010                          561,805   9.53 to 25.60   $12,942,412       0.39%   0.50% to 1.40%    23.70% to 25.43%
        2009                          611,409   7.62 to 20.52   $12,081,813       0.46%   0.50% to 1.40%    24.88% to 26.71%
        2008                          675,933   6.42 to 16.28   $10,682,778       1.27%   0.50% to 1.40%   -40.22% to -39.68%
        2007                          747,403   13.60 to 26.99  $19,623,648       0.47%   0.50% to 1.40%    -0.79% to 0.07%
        2006                          699,339   13.70 to 27.07  $18,531,601       0.51%   0.50% to 1.40%    10.67% to 11.69%

    International Opportunities Portfolio
        2010                          479,772   8.47 to 14.86    $5,778,833       0.89%   0.50% to 1.40%    19.55% to 21.22%
        2009                          509,014   7.01 to 12.43    $5,208,258       1.55%   0.50% to 1.40%    44.85% to 47.01%
        2008                          510,049   5.21 to 8.58     $3,617,364       0.57%   0.50% to 1.40%   -52.17% to -51.74%
        2007                          561,603   12.06 to 17.94   $8,381,975       0.92%   0.50% to 1.40%     3.14% to 4.15%
        2006                          531,323   11.58 to 17.37   $7,649,418       0.46%   0.50% to 1.40%    27.32% to 28.52%

    Capital Structure Portfolio
        2010                           12,361   9.45 to 10.76      $120,003       3.32%   0.50% to 1.40%    13.18% to 14.77%
        2009                           14,493   8.35 to 9.37       $122,203       3.90%   0.50% to 1.40%    21.70% to 23.36%
        2008                           10,780   6.86 to 7.60        $74,280       6.26%   0.50% to 1.40%   -27.18% to -26.61%
        2007                            4,399   9.42 to 9.47        $41,530       5.65%   0.50% to 1.40%    -5.80% to -5.30%

   Alger Fund
    Large Cap Growth Portfolio
        2010                        1,239,146   7.96 to 12.49   $10,117,273       0.91%   0.50% to 1.40%    11.82% to 13.39%
        2009                        1,513,751   7.09 to 11.17   $10,963,637       0.65%   0.50% to 1.40%    45.58% to 47.61%
        2008                        1,557,697   4.85 to 7.67     $7,741,324       0.23%   0.50% to 1.40%   -46.92% to -46.42%
        2007                        1,585,231   9.08 to 14.45   $14,673,255       0.34%   0.50% to 1.40%    18.35% to 19.41%
        2006                        1,346,039   7.64 to 12.22   $10,461,666       0.12%   0.50% to 1.40%     3.69% to 4.61%

    Mid Cap Growth Portfolio
        2010                          670,249   7.72 to 12.33    $6,914,381       0.00%   0.50% to 1.40%    17.74% to 19.38%
        2009                          724,562   6.48 to 10.47    $6,479,792       0.00%   0.50% to 1.40%    49.57% to 51.74%
        2008                          782,137   4.73 to 7.00     $4,679,573       0.17%   0.50% to 1.40%   -58.92% to -58.59%
        2007                          789,015   14.31 to 17.04  $11,389,000       0.00%   0.50% to 1.40%    29.78% to 30.82%
        2006                          778,361   10.97 to 13.14   $8,615,830       0.00%   0.50% to 1.40%     8.62% to 9.66%

    Capital Appreciation Portfolio
        2010                          876,985   9.54 to 17.05    $8,539,862       0.44%   0.50% to 1.40%    12.45% to 14.03%
        2009                          958,937   8.39 to 15.16    $8,265,722       0.00%   0.50% to 1.40%    48.95% to 51.01%
        2008                        1,042,714   5.67 to 10.18    $5,996,510       0.00%   0.50% to 1.40%   -45.88% to -45.39%
        2007                        1,126,168   10.42 to 18.81  $11,917,522       0.00%   0.50% to 1.40%    31.07% to 32.96%
        2006                        1,054,775   7.87 to 14.28    $8,452,271       0.00%   0.50% to 1.40%    17.65% to 19.35%

    SmallCap Growth Portfolio
        2010                          645,098   9.77 to 16.33    $6,603,653       0.00%   0.50% to 1.40%    23.57% to 24.98%
        2009                          718,168   7.82 to 13.21    $5,934,640       0.00%   0.50% to 1.40%    43.46% to 45.54%
        2008                          771,360   5.61 to 9.21     $4,438,741       0.00%   0.50% to 1.40%   -47.34% to -46.89%
        2007                          886,475   10.61 to 17.49   $9,606,349       0.00%   0.50% to 1.40%    14.95% to 16.67%
        2006                          899,227   9.13 to 15.12    $8,441,665       0.00%   0.50% to 1.40%    18.40% to 20.24%

   Invesco Variable Insurance Funds
    Financial Services Fund
        2010                          107,366   5.41 to 6.51       $646,910       0.14%   0.50% to 1.40%    8.79% to 10.32%
        2009                          117,610   4.95 to 5.91       $647,049       3.47%   0.50% to 1.40%    25.56% to 27.55%
        2008                          112,331   3.96 to 4.63       $323,569       2.84%   0.50% to 1.40%   -59.96% to -59.66%
        2007                          125,008   9.89 to 11.08    $1,352,748       1.88%   0.50% to 1.40%   -23.33% to -22.63%
        2006                          119,437   12.90 to 14.32   $1,676,905       1.54%   0.50% to 1.40%    14.91% to 15.86%

    Global Health Care Fund
        2010                          103,065   6.87 to 13.19    $1,288,385       0.00%   0.50% to 1.40%     3.84% to 5.29%
        2009                           95,475   6.54 to 12.59    $1,164,469       0.32%   0.50% to 1.40%    19.69% to 27.68%
        2008                          115,741   7.67 to 9.91     $1,125,638       0.00%   0.50% to 1.40%   -29.61% to -28.96%
        2007                          129,368   12.46 to 13.95   $1,770,058       0.00%   0.50% to 1.40%    6.14% to 11.24%
        2006                          132,604   11.29 to 12.54   $1,692,934       0.00%   0.50% to 1.40%     3.77% to 8.97%

    International Growth Fund
        2010                          555,950   8.78 to 9.44     $5,011,954       2.77%   0.50% to 1.40%    11.31% to 12.86%
        2009                          535,163   7.89 to 8.37     $4,296,126       1.60%   0.50% to 1.40%    33.47% to 35.16%
        2008                          455,018   5.91 to 6.19     $2,711,172       0.81%   0.50% to 1.40%   -48.35% to -48.32%
        2007                          231,201   10.06 to 10.11   $2,333,557       0.68%   0.50% to 1.40%     0.60% to 1.10%

   Van Eck Worldwide Insurance Trust
    Global Hard Assets Fund
        2010                          571,389   9.08 to 44.61   $18,167,360       0.39%   0.50% to 1.40%    27.45% to 29.23%
        2009                          466,487   7.02 to 34.69   $13,809,699       0.23%   0.50% to 1.40%    55.35% to 57.50%
        2008                          353,372   4.46 to 22.13    $7,541,921       0.34%   0.50% to 1.40%   -46.86% to -46.40%
        2007                          354,287   32.82 to 41.29  $14,276,656       0.10%   0.50% to 1.40%    42.40% to 44.62%
        2006                          289,879   22.90 to 28.55   $8,136,910       0.06%   0.50% to 1.40%    22.77% to 24.72%

    Worldwide Real Estate Fund
        2009                                0   6.06 to 7.40             $0       0.00%   0.50% to 1.40%    41.35% to 43.32%
        2008                          170,826   4.71 to 5.19       $883,177       5.81%   0.50% to 1.40%   -55.68% to -55.30%
        2007                          174,236   11.44 to 11.61   $2,013,027       0.98%   0.50% to 1.40%    -0.52% to 0.35%
        2006                          142,282   11.50 to 11.57   $1,642,088       0.00%   0.50% to 1.40%    15.00% to 15.70%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2010                        1,801,778   12.49 to 15.39  $26,443,080       2.78%   0.50% to 1.40%     6.61% to 8.10%
        2009                        1,970,394   11.56 to 14.31  $27,862,716       4.83%   0.50% to 1.40%    12.46% to 14.08%
        2008                        1,819,366   10.13 to 12.61  $22,479,921       4.98%   0.50% to 1.40%     3.39% to 4.30%
        2007                        1,207,033   11.50 to 12.09  $14,304,515       4.70%   0.50% to 1.40%     7.28% to 8.24%
        2006                          886,475   10.72 to 11.17   $9,745,775       4.48%   0.50% to 1.40%     2.74% to 3.31%

    Low Duration Portfolio
        2010                          166,245   11.84 to 13.22   $2,163,896       1.73%   0.50% to 1.40%     3.83% to 5.03%
        2009                          169,222   11.10 to 12.62   $2,102,392       3.50%   0.50% to 1.40%    11.74% to 13.35%
        2008                          165,525   9.79 to 11.19    $1,838,160       4.27%   0.50% to 1.40%    -1.75% to -0.89%
        2007                          158,305   10.71 to 11.29   $1,774,207       4.52%   0.50% to 1.40%     2.88% to 6.91%
        2006                          141,883   10.28 to 10.57   $1,490,374       3.97%   0.50% to 1.40%     2.62% to 3.40%

    High Yield Portfolio
        2010                          177,139   12.09 to 16.72   $2,773,483      18.01%   0.50% to 1.40%    12.88% to 14.46%
        2009                          164,574   10.56 to 14.68   $2,388,610      12.72%   0.50% to 1.40%    38.48% to 40.41%
        2008                          125,391   7.52 to 10.51    $1,292,791       8.29%   0.50% to 1.40%   -24.61% to -23.90%
        2007                          134,868   12.23 to 13.81   $1,829,459       7.45%   0.50% to 1.40%     1.47% to 2.57%
        2006                          119,742   11.98 to 13.41   $1,582,985       6.43%   0.50% to 1.40%    7.55% to 10.20%

    Real Return Portfolio
        2010                          401,304   11.39 to 15.01   $5,873,537       1.62%   0.50% to 1.40%     6.61% to 8.10%
        2009                          409,876   10.53 to 13.95   $5,612,147       3.06%   0.50% to 1.40%    16.75% to 18.36%
        2008                          386,417   8.90 to 11.84    $4,495,899       4.03%   0.50% to 1.40%    -8.30% to -7.57%
        2007                          324,306   11.69 to 12.81   $4,087,737       4.55%   0.50% to 1.40%    9.15% to 11.10%
        2006                          281,314   10.71 to 11.63   $3,227,004       4.36%   0.50% to 1.40%    -0.70% to -0.26%

    Stocks Plus Growth and Income
        2009                                -   5.71 to 6.00             $0       0.00%   0.50% to 1.40%    -1.34% to 1.11%
        2008                                -   5.93 to 5.98         $1,626       0.00%   0.50% to 1.40%          n/a

    SmallCap Stocks Plus Total Return
        2009                            2,158   8.94 to 9.14             $0      19.40%   0.50% to 1.40%    30.35% to 31.94%
        2008                            1,642   6.87 to 6.93        $11,320       4.33%   0.50% to 1.40%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2010                          312,785   8.57 to 11.51    $2,766,214       0.60%   0.50% to 1.40%    28.32% to 30.12%
        2009                          374,699   6.68 to 8.84     $2,556,517       1.20%   0.50% to 1.40%    25.81% to 27.63%
        2008                          339,271   5.31 to 6.93     $1,825,680       0.76%   0.50% to 1.40%   -34.85% to -34.42%
        2007                          308,589   8.15 to 8.28     $2,537,465      16.64%   0.50% to 1.40%   -17.68% to -16.89%
        2006                           93,125   9.90 to 9.96       $925,229       0.00%   0.50% to 1.40%    -1.00% to -0.37%

    Large Cap Value Fund
        2010                          476,487   7.63 to 8.64     $3,764,457       0.89%   0.50% to 1.40%    9.66% to 11.20%
        2009                          586,858   6.95 to 7.77     $4,169,697       1.91%   0.50% to 1.40%    16.68% to 18.38%
        2008                          458,759   5.96 to 6.56     $2,757,610       3.25%   0.50% to 1.40%   -35.43% to -34.84%
        2007                          192,047   9.23 to 9.27     $1,777,607      22.11%   0.50% to 1.40%    -7.70% to -7.30%

   Neuberger Berman Advisors Management Trust
    Regency Portfolio
        2010                           21,934   9.85 to 10.39      $223,342       0.61%   0.50% to 1.40%    24.44% to 26.18%
        2009                           11,332   7.91 to 8.27        $92,288       0.62%   0.50% to 1.40%    44.64% to 46.51%
        2008                           46,000   5.41 to 5.67       $258,257       1.24%   0.50% to 1.40%   -46.58% to -46.15%
        2007                           50,874   10.24 to 10.53     $531,953       4.32%   0.50% to 1.40%     0.69% to 2.83%
        2006                           23,315   10.06 to 10.24     $238,137       0.00%   0.50% to 1.40%     1.70% to 2.40%

   Premier VIT
    NACM Small Cap Portfolio
        2010                                0       0.00                 $0       0.21%   0.50% to 1.40%    13.04% to 13.49%
        2009                           45,527   6.78 to 7.08       $314,436       0.06%   0.50% to 1.40%    13.97% to 15.55%
        2008                           54,979   5.95 to 6.13       $332,420       0.00%   0.50% to 1.40%   -42.46% to -41.94%
        2007                           37,077   10.34 to 10.49     $385,849       0.00%   0.50% to 1.40%    -0.67% to 0.19%
        2006                           41,855   10.41 to 10.47     $437,004       0.00%   0.50% to 1.40%     4.10% to 4.70%

   Profunds VP
    Japan
        2010                           15,881   4.90 to 6.57        $80,823       0.00%   0.50% to 1.40%    -7.82% to -6.53%
        2009                            9,770   5.31 to 7.03        $52,902       0.72%   0.50% to 1.40%    8.84% to 10.41%
        2008                           12,576   4.88 to 6.37        $61,897      17.00%   0.50% to 1.40%   -41.70% to -41.14%
        2007                            8,415   8.37 to 8.41        $70,629       0.00%   0.50% to 1.40%   -16.30% to -15.90%

    Oil & Gas
        2010                          163,653   6.90 to 9.26     $1,441,372       0.50%   0.50% to 1.40%    16.14% to 17.76%
        2009                          187,460   5.86 to 7.90     $1,532,031       0.00%   0.50% to 1.40%    2.11% to 14.87%
        2008                          138,261   5.74 to 6.88       $943,914       0.00%   0.50% to 1.40%   -37.86% to -37.23%
        2007                           32,711   10.91 to 10.96     $357,927       0.00%   0.50% to 1.40%     9.10% to 9.60%

    Small-Cap
        2010                          139,522   8.32 to 10.43    $1,243,578       0.05%   0.50% to 1.40%    20.42% to 22.10%
        2009                           29,883   6.91 to 8.54       $221,592       0.24%   0.50% to 1.40%    18.76% to 20.48%
        2008                           27,115   5.82 to 7.09       $158,936       0.00%   0.50% to 1.40%   -31.69% to -31.07%
        2007                            6,275   8.52 to 8.56        $53,582       0.00%   0.50% to 1.40%   -14.80% to -14.40%

    Ultra Mid-Cap
        2010                           90,750   6.51 to 8.10       $618,076       0.00%   0.50% to 1.40%    47.61% to 49.67%
        2009                           38,155   4.41 to 5.41       $172,244       0.06%   0.50% to 1.40%    63.23% to 66.03%
        2008                           26,469   2.70 to 3.26        $71,736       1.59%   0.50% to 1.40%   -67.86% to -67.69%
        2007                           14,937   8.40 to 8.45       $125,780       0.00%   0.50% to 1.40%   -16.00% to -15.50%

   Vanguard Variable Insurance Funds
    Balanced
        2010                           48,575   10.20 to 10.58     $506,439       3.84%   0.50% to 1.40%    9.48% to 11.02%
        2009                           43,292   9.32 to 9.53       $408,802       4.08%   0.50% to 1.40%    21.19% to 22.97%
        2008                           28,195   7.69 to 7.75       $217,908       0.00%   0.50% to 1.40%          n/a

    Total Bond Market Index
        2010                           16,653   11.26 to 11.77     $192,136       1.91%   0.50% to 1.40%     5.03% to 6.50%
        2009                           13,469   10.72 to 11.08     $145,893       6.65%   0.50% to 1.40%     4.48% to 5.91%
        2008                           38,982   10.26 to 10.35     $402,638       0.00%   0.50% to 1.40%          n/a

    High Yield Bond
        2010                           22,419   11.52 to 12.10     $263,774      10.08%   0.50% to 1.40%    10.56% to 12.10%
        2009                           22,162   10.42 to 10.82     $233,944       7.31%   0.50% to 1.40%    36.94% to 38.76%
        2008                            1,345   7.61 to 7.68        $10,268       0.00%   0.50% to 1.40%          n/a

    International
        2010                          847,411   8.82 to 9.14     $7,609,345       1.36%   0.50% to 1.40%    14.13% to 15.72%
        2009                          428,651   7.72 to 7.90     $3,339,477       3.05%   0.50% to 1.40%    40.69% to 42.84%
        2008                          227,755   5.49 to 5.53     $1,252,399       0.00%   0.50% to 1.40%          n/a

    Mid-Cap Index
        2010                          536,560   10.00 to 10.37   $5,470,921       0.73%   0.50% to 1.40%    23.64% to 25.37%
        2009                          236,872   8.09 to 8.28     $1,933,730       1.42%   0.50% to 1.40%    38.32% to 40.26%
        2008                          134,238   5.85 to 5.90       $786,714       0.00%   0.50% to 1.40%          n/a

    REIT Index
        2010                          118,697   9.40 to 9.86     $1,135,310       3.18%   0.50% to 1.40%    26.48% to 28.25%
        2009                           55,505   7.43 to 7.71       $416,328       2.73%   0.50% to 1.40%    27.46% to 29.25%
        2008                           19,702   5.83 to 5.88       $115,341       0.00%   0.50% to 1.40%          n/a

    Small Company Growth
        2010                          335,082   11.08 to 12.32   $4,044,446       0.35%   0.50% to 1.40%    29.97% to 31.79%
        2009                          236,102   8.43 to 9.35     $2,176,091       0.90%   0.50% to 1.40%    37.47% to 39.33%
        2008                          142,004   6.65 to 6.71       $946,871       0.00%   0.50% to 1.40%          n/a

    Short Term Investment Grade
        2010                           74,941   11.02 to 11.46     $842,532       4.62%   0.50% to 1.40%     3.77% to 5.22%
        2009                           62,384   10.62 to 10.92     $670,277       3.61%   0.50% to 1.40%    12.28% to 13.86%
        2008                              994   9.46 to 9.54         $9,432       0.00%   0.50% to 1.40%          n/a

    Total Stock Market Index
        2010                           38,359   9.34 to 9.79       $368,603       3.49%   0.50% to 1.40%    15.49% to 17.11%
        2009                           49,988   7.99 to 8.36       $412,374      10.76%   0.50% to 1.40%    26.55% to 28.22%
        2008                           12,115   6.46 to 6.52        $78,662       0.00%   0.50% to 1.40%          n/a

        *   The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets.  This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.
            The recognition of investment income is affected by the timing of the declaration of dividends.

        **  The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.
VARIABLE EXECUTIVE UNIVERSAL LIFE

Flexible Premium Variable Universal Life Contract

Issued By:  Midland National Life Insurance Company

One Sammons Plaza  • ·Sioux Falls, SD  57193

(605) 335-5700 (telephone) • (800) 272-1642 (toll-free telephone)

(877) 841-6709 (toll-free facsimile for transaction requests) • (877) 208-6136 (toll-free facsimile for service requests)

through the Midland National Life Separate Account A

Variable Executive Universal Life, (the “contract”) is a life insurance contract issued by Midland National Life Insurance Company.  The contract:

  provides insurance coverage with flexibility in death benefits and premiums;
  pays a death benefit if the Insured person dies while the contract is still inforce;
  can provide substantial contract fund build-up on a tax-deferred basis.  However, there is no guaranteed contract fund for amounts You allocate to the investment divisions.  You bear the risk of poor investment performance for those amounts.
  lets You borrow against Your contract, withdraw part of the net cash surrender value, or completely surrender Your contract.   There may be tax consequences to these transactions.  Loans and withdrawals affect the contract fund, and may affect the death benefit.

The contract is no longer offered for sale.  Existing contract owners may continue to pay additional premiums to their contracts.

You have a limited right to examine Your contract and return it to Us for a refund. You may decide how much Your premiums will be and how often You wish to pay them, within limits.  You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a Modified Endowment Contract (“MEC”).  If it is a MEC, then loans and withdrawals may have more adverse tax consequences.

You may allocate Your contract fund to Our General Account and up to ten investment divisions.  Each division invests in a specified mutual fund portfolio.  The mutual fund portfolios are part of the following series funds or trusts listed on the following page.

1.       AIM Variable Insurance Funds (Invesco Variable Insurance Funds),

2.       Alger Portfolios,

3.       American Century Variable Portfolios, Inc.,

4.       Fidelity® Variable Insurance Products,

5.       Goldman Sachs Variable Insurance Trust,

6.       Lord Abbett Series Fund, Inc.,

7.       MFS® Variable Insurance Trusts,

8.       Neuberger Berman Advisers Management Trust,

9.       PIMCO Variable Insurance Trust,

10.   ProFunds Trust,

11.   Van Eck VIP Trust, and

12.   Vanguard® Variable Insurance Funds

You can choose among the fifty-eight investment divisions listed on the following page.

Your contract fund in the investment divisions will increase or decrease based on investment performance. You bear this risk.  You could lose the amount You invest and lose Your insurance coverage due to poor investment performance.  No one insures or guarantees the contract fund allocated to the investment divisions. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

May 1, 2011

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

Alger Capital Appreciation Portfolio	Invesco V.I. Global Health Care Fund
Alger Large Cap Growth Portfolio	Invesco V.I. International Growth Fund
Alger Mid Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Capital Structure Portfolio
American Century VP Capital Appreciation Fund	Lord Abbett Series Fund, Inc. Growth and Income Portfolio
American Century VP International Fund	Lord Abbett Series Fund, Inc. International Opportunities Portfolio
American Century VP Value Fund	Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
Fidelity VIP Asset ManagerSM Portfolio	MFS® VIT Growth Series
Fidelity VIP Asset Manager: Growth® Portfolio	MFS® VIT New Discovery Series
Fidelity VIP Balanced Portfolio	MFS® VIT Research Series
Fidelity VIP Contrafund® Portfolio	MFS® VIT Total Return Series
Fidelity VIP Equity-Income Portfolio	MFS® VIT Utilities Series
Fidelity VIP Freedom 2010 Portfolio	Neuberger Berman AMT Regency Portfolio
Fidelity VIP Freedom 2015 Portfolio	PIMCO VIT High Yield Portfolio
Fidelity VIP Freedom 2020 Portfolio	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2025 Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP Freedom 2030 Portfolio	ProFund VP Japan
Fidelity VIP Freedom Income Portfolio	ProFund VP Oil & Gas
Fidelity VIP Growth & Income Portfolio	ProFund VP Small-Cap Value
Fidelity VIP Growth Opportunities Portfolio	ProFund VP Ultra Mid-Cap
Fidelity VIP Growth Portfolio	Van Eck VIP Global Hard Assets Fund
Fidelity VIP High Income Portfolio	Vanguard® VIF Balanced Portfolio
Fidelity VIP Index 500 Portfolio	Vanguard® VIF High Yield Bond Portfolio
Fidelity VIP Investment Grade Bond Portfolio	Vanguard® VIF International Portfolio
Fidelity VIP Mid Cap Portfolio	Vanguard® VIF Mid-Cap Index Portfolio
Fidelity VIP Money Market Portfolio	Vanguard® VIF REIT Index Portfolio
Fidelity VIP Overseas Portfolio	Vanguard® VIF Short-Term Investment-Grade Portfolio
Goldman Sachs VIT Large Cap Value Fund	Vanguard® VIF Small Company Growth Portfolio
Goldman Sachs VIT Structured Small Cap Equity Fund	Vanguard® VIF Total Bond Market Index Portfolio
Invesco V.I. Dividend Growth Fund[1]	Vanguard® VIF Total Stock Market Index Portfolio

1Formerly Invesco V.I. Financial Services Fund

This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

Buying this contract might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance contract.

You should read this prospectus and the current prospectuses for the funds carefully and keep them for future reference.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contract, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

CONTRACT BENEFITS / RISKS SUMMARY

CONTRACT BENEFITS

Death Benefits

Flexible Premium Payments

Asset Allocation Program

Minimum Premium

Benefits of the Contract Fund

Tax Benefits

Additional Benefits

Your Right to Examine This Contract

CONTRACT RISKS

Investment Risk

Surrender Charge Risk

Withdrawing Money

Risk of Lapse

Loan Risks

Tax Risks

Risk of Increases in Charges

Portfolio Risks

FEE TABLE

SUMMARY OF VARIABLE EXECUTIVE UNIVERSAL LIFE

Death Benefit Options

Flexible Premium Payments

Investment Choices

Your Contract Fund

Transfers

Contract Loans

Withdrawing Money

Surrendering Your Contract

Deductions and Charges

Deductions From Your Premiums

Deductions From Your Contract Fund

Surrender Charge

Additional Information About The Contracts

Your Contract Can Lapse

Correspondence, Inquiries, and Transactions

State Variations

Tax-Free “Section 1035” Exchanges

DETAILED INFORMATION ABOUT VARIABLE EXECUTIVE UNIVERSAL LIFE

Insurance Features

How the Contracts Differ From Whole Life Insurance

Application for Insurance

Death Benefit

Notice and Proof of Death

Payment of Death Benefits and Lump Sum Payments

Maturity Benefit

Changes In Variable Executive Universal Life

Changing The Face Amount of Insurance

Changing Your Death Benefit Option

When Contract Changes Go Into Effect

Flexible Premium Payments

Allocation of Premiums

Additional Benefits

Separate Account Investment Choices

Our Separate Account And Its Investment Divisions

The Funds

Investment Policies Of The Portfolios

Effects of Market Timing

Charges In The Funds

Asset Allocation Program

General

The Asset Allocation Models

The Current Models

Selecting an Asset Allocation Model

Periodic Updates of Asset Allocation Models and Notices of Updates

Other Information

Using Your Contract Fund

The Contract Fund

Amounts In Our Separate Account

How We Determine The Accumulation Unit Value

Contract Fund Transactions and “Good Order”

Transfers Of Contract Fund

Transfer Limitations

Dollar Cost Averaging

Portfolio Rebalancing

Contract Loans

Withdrawing Money From Your Contract Fund

Surrendering Your Contract

The General Account

Deductions and Charges

Deductions From Your Premiums

Charges Against The Separate Account

Monthly Deductions From Your Contract Fund

Transaction Charges

How Contract Fund Charges Are Allocated

Loan Charge

Surrender Charge

Portfolio Expenses

TAX EFFECTS

Introduction

Tax Status of the Contract

Tax Treatment of Contract Benefits

In General

Modified Endowment Contracts (MEC)

Distributions Other Than Death Benefits from Modified Endowment Contracts

Distributions Other Than Death Benefits from Contracts that are not Modified Endowment Contracts

Investment in the Contract

Contract Loans and the Benefit Extension Rider

Withholding

Life Insurance Purchases by Residents of Puerto Rico

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

Multiple Contracts

Continuation of Contract Beyond Age 100

Section 1035 Exchanges

Living Needs Rider

Business Uses of Contract

Employer-Owned Life Insurance Contracts

Non-Individual Owners and Business Beneficiaries of Contracts

Split-Dollar Arrangements

Alternative Minimum Tax

Estate, Gift and Generation-Skipping Transfer Tax Considerations

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

Foreign Tax Credits

Possible Tax Law Changes

Our Income Taxes

ADDITIONAL INFORMATION ABOUT THE CONTRACTS

Your Right To Examine This Contract

Your Contract Can Lapse

You May Reinstate Your Contract

Contract Periods And Anniversaries

Maturity Date

We Own The Assets Of Our Separate Account

Changing the Separate Account

Limits On Our Right To Challenge The Contract

Your Payment Options

Lump Sum Payments

Optional Payment Methods

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds From This Contract

CHANGE OF ADDRESS NOTIFICATION

Your Voting Rights As An Owner

Distribution of the Contracts

Legal Proceedings

Financial Statements

Definitions

APPENDIX A

CONTRACT BENEFITS / RISKS SUMMARY

In this prospectus “We”, “Our”, “Us”, “Midland National”, and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the contract.  We refer to the person who is covered by the contract as the “Insured” or “Insured Person”, because the Insured person and the owner may not be the same.

There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance contract. In this prospectus, these words and phrases are generally in bold-face type.

This summary describes the contract’s important risks and benefits. The detailed information appearing later in this prospectus further explains the following summary.  This Contract Benefits/Risk Summary must be read along with that detailed information.  Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce and that there is no outstanding contract loan.

CONTRACT BENEFITS

Death Benefits

Variable Executive Universal Life is life insurance on the Insured person.  If the contract is inforce We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

  Option 1: death benefit equals the face amount  of the insurance contract.  This is sometimes called a “level” death benefit.
  Option 2: death benefit equals the face amount plus the contract fund.  This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 21.

We deduct any outstanding loans and unpaid charges before paying any benefits.  The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your contract, within certain limits.

The minimum face amount is $150,000.

Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits.  We require an initial minimum premium at issue, which is at least equal to one month’s minimum premium.  The minimum premium is based on the contract’s face amount and the Insured person’s age, sex and underwriting class.  We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under Midland National’s current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.  See “Flexible Premium Payments” on page 26.

Asset Allocation Program

We make an asset allocation service available at no additional charge for use within the contract.  The asset allocation program is designed to assist You in allocating Your net premium and contract fund among the investment choices available under the contract.  If You participate in the asset allocation program, then You must select one of the asset allocation model portfolios available under the contract; We will not make this decision.  See "Asset Allocation Program" on page 39.  There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

Minimum Premium

During the minimum premium period, Your contract will remain inforce as long as You meet the applicable minimum premium requirements (see “Premium Provisions During The Minimum Premium Period” on page 26).

Benefits of the Contract Fund

•         Withdrawing Money from Your Contract Fund.  You may make a partial withdrawal from Your contract fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make is 50% of Your net cash surrender value (that is Your contract fund minus any surrender charge minus any contract debt).  See “Withdrawing Money From Your Contract Fund” on page 52.  There may be tax consequences for making a partial withdrawal. See “TAX EFFECTS” on page 60.

•         Surrendering Your Contract.  You can surrender Your contract for cash and then We will pay You the net cash surrender value (Your contract fund minus any surrender charge minus any contract debt).  See “Surrendering Your Contract” on page 53.  There may be tax consequences for surrendering Your contract. See “TAX EFFECTS” on page 60.

•         Contract Loans.  You may borrow up to 92% of Your net cash surrender value (the contract fund less the surrender charge minus any contract debt). Your contract will be the sole security for the loan. Your contract states a minimum loan amount, usually $200.  See “Contract Loans” on page 51. Contract loan interest is not tax deductible on contracts owned by an individual.  There may be federal tax consequences for taking a contract loan. See “TAX EFFECTS” on page 60.

•         Transfers of Contract Fund.  You may transfer Your contract fund among the investment divisions and between the General Account and the various investment divisions.  Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th in a contract year.  There are additional limitations on transfers to and from the General Account. See “Transfers Of Contract Fund” on page 46.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.  See “Transfer Limitations” on page 47.

•         Dollar Cost Averaging (“DCA”).  The DCA program enables You to make scheduled monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  The minimum monthly amount to be transferred using DCA is $200.  See “Dollar Cost Averaging” on page 49.

•         Portfolio Rebalancing.  The Portfolio Rebalancing Option allows contract  owners, who are not participating in a DCA program, to have Us automatically reset the percentage of contract fund allocated to each investment division to a pre-set level.  At each contract anniversary, We will transfer amounts needed to “balance” the contract fund to the specified percentages selected by You. See “Portfolio Rebalancing” on page 50.

Tax Benefits

We intend for the contract to satisfy the definition of life insurance under the Internal Revenue Code.  Assuming that the contract does satisfy that definition, the death benefit generally should be excludable from the gross income of its recipient.  Similarly, You should not be deemed to be in constructive receipt of the contract value (the contract fund), and therefore should not be taxed on increases in the contract fund until You take out a loan or withdrawal, surrender the contract, or We pay the maturity benefit.  In addition, transfers of the contract fund (among the investment divisions and between the General Account and the various investment divisions) are not taxable transactions.

 See “Tax Risks” on page 8 and “TAX EFFECTS” on page 60. You should consult with and rely on a qualified tax advisor for assistance in all contract-related tax matters.

Additional Benefits

Your contract may have one or more supplemental benefits that are options or attached by rider to the contract.  Each benefit is subject to its own requirements as to eligibility and additional cost.  The additional benefits that may be available to You are:

• Accidental Death Benefit Rider	• Family Insurance Rider*
• Additional Insured Rider	• Flexible Disability Benefit Rider
• Automatic Benefit Increase Provision Rider	• Guaranteed Insurability Rider
• Benefit Extension Rider	• Living Needs Rider
• Children’s Insurance Rider*	• Waiver of Charges Rider
• Extended Maturity Option

                *No longer available for issue on new or inforce contracts.

Some of these benefits may have tax consequences and there are usually extra charges for them.  Please consult Your tax advisor before selecting or exercising an additional benefit.

Your Right to Examine This Contract

For a limited period of time, as specified in Your contract, You have a right to examine and return Your contract for a refund.  See “Your Right To Examine This Contract” on page 66.

CONTRACT RISKS

Investment Risk

Your contract fund in the investment divisions will increase or decrease based on investment performance of the underlying portfolios. You bear this risk. We deduct fees and charges from Your contract fund, which can significantly reduce Your contract fund.  During times of poor investment performance, the deduction of fees and charges based on the net amount at risk will have an even greater negative impact on Your contract fund. If You allocate net premium to the General Account, then We credit Your contract fund in the General Account with a declared rate of interest.  You assume the risk that the interest rate on the General Account may decrease, although, it will never be lower than a guaranteed minimum annual effective rate of 3.5%. No one insures or guarantees any of the contract value in the investment divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios. You should purchase the contract only if You have the financial ability to keep it inforce for a substantial period of time.  You should not purchase the contract if You intend to surrender all or part of the contract value in the near future.

This contract is not suitable as a short-term investment.

Surrender Charge Risk

If You surrender Your contract for its net cash surrender value or let Your contract lapse during the surrender charge period, We will deduct a surrender charge.  The surrender charge period lasts for the first 12 contract years after the date of issue or increase in face amount.  It is possible that You will receive no net cash surrender value if You surrender Your contract, especially in the first few contract years. See “Surrender Charge” on page 58. Taxes and a tax penalty may apply. See “TAX EFFECTS” on page 60.

Withdrawing Money

Withdrawals will reduce Your contract fund.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the contract.

We will deduct a withdrawal charge if You make more than one withdrawal in any given contract year.  The maximum partial withdrawal You can make in any contract year is 50% of the net cash surrender value.  Taxes and a tax penalty may apply.  See “TAX EFFECTS” on page 60.

Risk of Lapse

Your contract can lapse if the net cash surrender value is not sufficient to pay the monthly deductions. Taxes and a tax penalty may apply if Your contract lapses while a contract loan is outstanding.

•         Planned Premium.  You choose a planned periodic premium. But payment of the planned premiums may not ensure that Your contract will remain inforce.  Additional premiums may be required to keep Your contract from lapsing.  You need not pay premiums according to the planned schedule.  Whether Your contract lapses or remains inforce can depend on the amount of Your contract fund (less any contract debt and surrender charge). The contract fund, in turn, depends on the investment performance of the investment divisions You select. (The contract fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your contract stays inforce during the minimum premium period by paying premiums equal to those required to meet the accumulated minimum premium requirements described in “Premium Provisions During The Minimum Premium Period ” on page 26. Nevertheless, the contract can lapse (1) during the minimum premium period if You do not meet the minimum premium requirements and (2) after the minimum premium period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See “Your Contract Can Lapse” on page 18.

•         Contract Loans.  Your loan may affect whether Your contract remains inforce. If Your loan lowers the value of Your contract fund to a point where the monthly deductions are greater than Your contract’s net cash surrender value, then the contract’s lapse provision may apply.  Your contract may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken.  For more details see “Contract Loans” on page 63.

•         Surrender Charge Period.  If You allow Your contract to lapse during the surrender charge period, We will deduct a surrender charge.

Loan Risks

Taking a contract loan will have a permanent effect on Your contract fund and benefits under Your contract.  A contract loan will reduce the death benefit proceeds or any benefit paid on the maturity date (i.e., the contract anniversaryafter the Insured person's 100th birthday, unless the Extended Maturity Option is in effect), and the net cash surrender valueof Your contract.  Taking a contract loan also may make Your contract more susceptible to lapse, and may have tax consequences.  See "Contract Loans" on page 51 and "Tax Effects" on page 60.

Tax Risks

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a contract must satisfy certain requirements which are set forth in the Internal Revenue Code.  Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a contract issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to contracts issued on a substandard basis and it is not clear whether such contracts will in all cases satisfy the applicable requirements, particularly if You pay the full amount of premiums under this contract.

Depending on the total amount of premiums You pay, the contract may be treated as a modified endowment contract under federal tax laws.  If a contract is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the contract will be taxable as ordinary income to the extent there are earnings in the contract.  In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before You reach age 59 ½.  If the contract is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a contract that is not a modified endowment contract are subject to the 10% penalty tax.

This contract may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the contract without allowing the contract to lapse.  The aim of this strategy is to continue borrowing from the contract until its contract value (the contract fund) is just enough to pay off the contract loans that have been taken out and then relying on the Benefit Extension Rider to keep the contract in force until the death of the Insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the Benefit Extension Rider is lower than the contract’s original death benefit, then the contract might become a MEC which could result in a significant tax liability attributable to the balance of any contract debt.  Second, this strategy will fail to achieve its goal if the contract is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this contract may be treated as taxable distributions when the rider causes the contract to be converted to a fixed contract.  In that event, assuming contract loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the contract as a source of tax-free income by taking out contract loans should, before purchasing the contract, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

See “TAX EFFECTS” on page 60.  You should consult a qualified tax advisor for assistance in all contract-related tax matters.

Risk of Increases in Charges

Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels.  We may increase these fees and charges up to the guaranteed maximum level.  If fees and charges are increased, the risk that the contract will lapse increases and You may have to increase the premiums to keep the contract inforce.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the portfolios’ prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.

FEE TABLE

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the contract.  The first table describes the fees and expenses that You will pay at the time You buy the contract, make premium payments, take cash withdrawals, surrender the contract, exercise certain riders or transfer contract funds between investment divisions.

Transaction Fees

Charge
	When Charge Is Deducted	Amount Deducted[i]
Maximum Guaranteed Charge
Current Charge

Premium Tax Charge	Upon receipt of a premium payment.	No maximumii	2.25% of each premium payment in all contract years.
Sales Charge	Upon receipt of a premium payment.	2.5% of each premium payment in all contract years.	2.5% of each premium payment in all contract years.
Civil Service Allotment Service Charge	Upon receipt of a premium payment where Civil Service Allotment is chosen.	$0.46 from each bi-weekly premium payment.	$0.46 from each bi-weekly premium payment.
Surrender chargeiii (Deferred Sales Charge) Minimum and Maximum	At the time of surrender or lapse that occurs during the first 12 contract years.	(a) 27.5% of each premium payment in the first two contract years up to one SEC guideline annual premiumiv (plus) (b) 6.5% of all other premium payments.iii	(a) 27.5% of each premium payment in the first two contract years up to one SEC guideline annual premiumiv (plus) (b) 6.5% of all other premium payments.iii
Surrender charge [v] (Deferred Issue Charge) Minimum and Maximum	At the time of surrender or lapse that occurs during the first 12 contract years.	$3.00 in the first 7 contract years per $1,000 of face amount declining in years 8 to 12 to zero thereafter.[v]	$3.00 in the first 7 contract years per $1,000 of face amount declining in years 8 to 12 to zero thereafter.[v]
Charge for a male Insured issue age 40 in the nonsmoker premium class in the first contract year with an annual paid premium of $2,000 and a $200,000 face amount.		$550.00 (deferred sales charge) plus $600.00 (deferred issue charge).	$550.00 (deferred sales charge) plus $600.00 (deferred issue charge).
Partial Withdrawal Charge	Upon partial withdrawal.	Lesser of $25 or 2% of amount withdrawn on any withdrawal after the first one in any contract year.	Lesser of $25 or 2% of the amount withdrawn on any withdrawal after the first one in any contract year.
Transfer Fees	Upon transfer of any money from the investment divisions or the General Account.	$25 on each transfer after the 12th transfer in any one contract year.	$0 on all transfers.

The next table describes the fees and expenses that You will pay periodically during the time that You own the contract, not including mutual fund portfolio fees and expenses.

Periodic Fees Related to Owning the Contract Other than Portfolio Operating Expenses
Amount Deducted[i]
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge
Cost of Insurance Chargevii Minimum and Maximum	On the contract date and on every monthly anniversary.	$0.06 up to $83.33 per $1,000 of net amount at riskviii per month.	$0.05 up to $31.14 per $1,000 of net amount at riskviii per month.
Charges for a male Insured issue age 40 in the nonsmoker premium class in the first contract year.		$0.20 per $1,000 of net amount at risk per month.	$0.13 per $1,000 of net amount at risk per month.
Expense Charge	On the contract date and on every monthly anniversary.	$6 per month in all contract years.	$6 per month in contract years 1 through 15.
Mortality and Expense Risk Charge	On each day the contract remains inforce.	Annual rate of 0.90% of the contract Separate Account assets in all contract years.	Annual rate of 0.90% of the contract’s Separate Account assets in contract years 1 – 10 and 0.50% thereafter.
Loan Interest Spreadix	On contract anniversary or earlier, as applicable.[x]	4.50% (annually) in contract years 1-10; In contract years thereafter, it is 0.00% (annually) on loans of available earnings and 4.50% on everything else.	2.00% (annually) in contract years 1-10; In contract years thereafter, it is 0.00% (annually) on loans of available earnings and 2.00% on everything else.
Additional Benefits Chargesxi
Accidental Death Benefit Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.03 up to $0.09 per month per $1,000 of accidental death benefit selected.	$0.03 up to $0.09 per month per $1,000 of accidental death benefit selected.
Charge for a male Insured attained age 40 in the nonsmoker premium class in the first contract year following the rider date.		$0.08 per month per $1,000 of accidental death benefit.	$0.08 per month per $1,000 of accidental death benefit.
Living Needs Rider	At the time a benefit is paid out.	$500.00	$200.00vi
Additional Insured Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.06 up to $83.33 per month per $1,000 of Additional Insured Rider death benefit.	$0.05 up to $31.14 per month per $1,000 of Additional Insured Rider death benefit.
Charge for a female Insured attained age 40 in the nonsmoker premium class in the first contract year following the rider date.		$0.18 per month per $1,000 of Additional Insured Rider death benefit.	$0.12 per month per $1,000 of Additional Insured Rider death benefit.
Children's Insurance Rider*	On rider date and each monthly anniversary thereafter.	$0.52 per month per $1,000 of Children's Insurance benefit. xii	$0.52 per month per $1,000 of Children's Insurance benefit.
Family Insurance Rider*	On rider date and each monthly anniversary thereafter.	$1.72 per month per unit of Family Insurance Rider. xiii	$1.72 per month per unit of Family Insurance Rider.
Flexible Disability Benefit Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter until the contract anniversary on which the Insured reaches attained age 60.	$0.27 up to $0.80 per month per $10 of monthly benefit.	$0.27 up to $0.80 per month per $10 of monthly benefit.
Charge for a male Insured issue age 40 in the nonsmoker premium class.		$0.50 per month per $10 of monthly benefit.	$0.50 per month per $10 of monthly benefit.
Guaranteed Insurability Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.	$0.05 up to $0.17 per month per $1,000 of Guaranteed Insurability benefit elected.
Charge for a male Insured issue age 30 in the nonsmoker premium class		$0.13 per month per $1,000 of Guaranteed Insurability benefit elected.	$0.13 per month per $1,000 of Guaranteed Insurability benefit elected.
Waiver of Charges Rider Minimum and Maximum	On rider date and each monthly anniversary thereafter.	$0.01 up to $0.12 per month per $1,000 of face amount.	$0.01 up to $0.12 per month per $1,000 of face amount.
Charge for a male Insured issue age 40 in the nonsmoker premium class in the first contract year		$0.02 per month per $1,000 of face amount.	$0.02 per month per $1,000 of face amount.

iSome of these charges are rounded off in accordance with regulations of the U.S. Securities and Exchange Commission.  Actual charges may be somewhat higher or lower.

iiWe reserve the right to increase this charge if Our premium taxes increase.

iiiThese charges decrease gradually in contract years 8 through 12 to $0.00 for contract years 13 and thereafter.  An increase in face amount results in an increase in the SEC guideline annual premium.  All additions to the deferred sales charge for a face increase will be equal to 6.5% of paid premiums.  There will be no deferred sales charge after contract year 12.

ivThe guideline premium varies based upon the sex, issue age, and rating class of the Insured person on the issue date.  The surrender charges shown in the table may not be representative of the charges that You will pay.  Your contract’s data page will indicate the surrender charge applicable to Your contract.  For more detailed information concerning Your surrender charges, please contact Our Administrative Office.

vThese charges decrease gradually beginning in contract year 8 to $0.00 in contract years 13 and thereafter.

viCurrently, We charge an administrative fee of $200 at the time benefits are paid from this rider.  We reserve the right to increase this amount.

viiThe cost of insurance rate varies based upon a number of factors, including, but not limited to, the sex, attained age, and rating class of the Insured person at the time of the charge.  The cost of insurance deductions shown in the table may not be representative of the charges that You will pay.  Your contract’s data page will indicate the cost of insurance deduction applicable to Your contract.  For more detailed information concerning Your cost of insurance deductions, please contact Our Administrative Office. We may place an Insured in a substandard underwriting class with ratings that reflect higher mortality risks and that result in a higher cost of insurance deduction.

viiiAs of any monthly anniversary, the net amount at risk is the death benefit less the contract fund (after all deductions for that monthly anniversary, except the cost of insurance deduction).

ix The Loan Interest Spread is the difference between the amount of interest We charge You for a loan (guaranteed not to exceed a maximum of 8.00% annually) and the amount of interest We credit to the amount in Your loan account (which is guaranteed not to be less 3.50% annually).

xWhile a contract loan is outstanding, loan interest is charged in arrears on each contract anniversary or, if earlier, on the date of loan repayment, contract lapse, surrender, contract termination, or the Insured’s death.  The “earnings”, if any, are equal to the contract fund less the premiums paid.

xiCharges for these riders may vary based on the contract duration, Insured’s issue or attained age, sex, risk class, and benefit amount.  Charges based on attained age may increase as the Insured ages.  The rider charges shown in the table may not be typical of the charges You will pay.  Your contract’s specification page will indicate the rider charges applicable to Your contract, and more detailed information concerning these rider charges is available upon request from Our Administrative Office.

xiiRegardless of the number of children or their age, up to age 21.

xiiiRegardless of the number of children or their age, up to age 21, or the age of the spouse. A unit of coverage provides for a decreasing term insurance benefit for the spouse that is shown in the rider form You receive with Your contract as well as $1,000 of term insurance for each of the Insured’s children.

*No longer available for issue on new or inforce contracts.

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2010.  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:

	Lowest	Highest
Total Annual Portfolio Operating Expenses [1] (total of all expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)	0.10%	1.96%

1 The portfolio expenses used to prepare this table were provided to Midland National by the funds or their fund managers.  Midland National has not independently verified such information.  The expenses reflect those incurred as of December 31, 2010.  Current or future expenses may be greater or less than those shown.

These fees and expenses are paid out of the assets of the portfolio companies.  A comprehensive discussion of the risks, charges and expenses of each portfolio may be found in the portfolio company’s prospectus.  You can obtain a current copy of the portfolio companies’ prospectuses by contacting Us at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Phone:  (800) 272-1642

Fax:  (605) 335-3621 or toll-free (877) 208-6136

For information concerning compensation paid for the sale of the contracts, see “Distribution of the Contracts” on page 74.

SUMMARY OF VARIABLE EXECUTIVE UNIVERSAL LIFE

Death Benefit Options

Variable Executive Universal Life provides life insurance on the Insured person. If the contract is inforce, We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

•        Option 1: death benefit equals the face amount of the insurance contract. This is sometimes called a “level” death benefit.

•        Option 2: death benefit equals the face amount plus the contract fund. This is sometimes called a “variable” death benefit.

The death benefit may be even greater in some circumstances. See “Death Benefit” on page 21.

We deduct any contract debt and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

The minimum face amount is generally $150,000.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your contract, within limits.

Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month’s minimum premium. The minimum premium is based on the contract’s face amount and the Insured person’s age, sex and underwriting class. We are not required to accept any premium and We currently reject any premium of less than $50.00.  However under Midland National’s current Company practice, if paid by monthly bank draft, We will accept a premium as low as $30.00.

You may choose a planned periodic premium. But payment of the planned premiums may not ensure that Your contract will remain inforce. Additional premiums may be required to keep Your contract from lapsing. You need not pay premiums according to the planned schedule. Whether Your contract lapses or remains inforce can depend on the amount of Your contract fund (less any contract debt and surrender charge). The contract fund, in turn, depends on the investment performance of the investment divisions You select. (The contract fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your contract stays inforce during the minimum premium period by paying premiums equal to those required to meet the accumulated minimum premium requirements described in “Premium Provisions During The Minimum Premium Period ” on page 26.

Investment Choices

You may allocate Your contract fund to up to ten of the following fifty-eight available investment divisions.

You bear the complete investment risk for all amounts allocated to any of these investment divisions. For more information, see “The Funds” on page 33. You may also allocate Your contract fund to Our General Account, where We guarantee the safety of principal and a minimum interest rate. See the “The General Account” on page 54.

Your Contract Fund

Your contract fund begins with Your first premium payment.  From Your premium We deduct a premium charge, any per premium expenses as described in the “Deductions From Your Premiums” section on page 54, and the first monthly deduction as described in “Monthly Deductions From Your Contract Fund” on page 56.  The balance of the premium is Your beginning contract fund.

Your contract fund reflects:

•        the amount and frequency of premium payments,

•        deductions for the cost of insurance, additional benefits and other charges,

•        the investment performance of Your chosen investment divisions,

•        interest earned on amounts allocated to the General Account,

•        the impact of loans, and

•        the impact of partial withdrawals.

There is no guaranteed contract fund for amounts allocated to the investment divisions.

See “The Contract Fund” on page 44.

Transfers

You may transfer Your contract fund among the investment divisions and between the General Account and the various investment divisions. We require a minimum amount for each transfer, usually $200. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th in a contract year. There are additional limitations on transfers to and from the General Account. See “Transfers Of Contract Fund” on page 46.  Completed transfer requests received at Our Administrative Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request in good order after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

Contract Loans

You may borrow up to 92% of Your net cash surrender value (the contract fund less the surrender charge minus any contract debt). Your contract will be the sole security for the loan. Your contract states a minimum loan amount, usually $200. Contract loan interest accrues daily at an annual adjusted rate. See “Contract Loans” on page 51. Contract loan interest is not tax deductible on contracts owned by an individual. There may be federal tax consequences for taking a contract loan. See “TAX EFFECTS” on page 60.

Withdrawing Money

You may make a partial withdrawal from Your contract fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make in any contract year is 50% of the net cash surrender value. The net cash surrender value is the contract fund minus any surrender charge minus any contract debt. Withdrawals are subject to other requirements. If You make more than one withdrawal in a contract year, then We deduct a partial withdrawal charge (no more than $25 for each subsequent withdrawal). See “Withdrawing Money From Your Contract Fund” on page 52. Withdrawals could considerably reduce or eliminate some benefits or guarantees of the contract.  Withdrawals and surrenders may have negative tax effects. See “TAX EFFECTS” on page 60. Completed partial withdrawal requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  Withdrawals are effected at unit values determined at the close of business on the day the withdrawal takes effect.

Surrendering Your Contract

You can surrender Your contract for cash and then We will pay You the net cash surrender value. A surrender charge may be deducted if You surrender Your Contract or allow it to lapse during the surrender charge period.  The surrender charge period lasts for the first 12 contract years. It is possible that You will receive no net cash surrender value if You surrender Your contract, especially in the first few contract years.  Taxes and a tax penalty may apply. See “Surrendering Your Contract” on page 53.

Completed surrender requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

Deductions and Charges

Deductions From Your Premiums

We deduct a 2.50% sales charge from each premium payment.  This charge partially reimburses Us for the selling and distribution costs of this contract.  We also charge a 2.25% premium tax on each premium payment.  We may decrease or increase this charge depending on Our expenses, and We may vary this charge by state.  If You elect to pay premiums by Civil Service Allotment, We also deduct a 46¢ (forty-six cents) charge from each premium payment.  See “Deductions From Your Premiums” on page 54.

Deductions From Your Contract Fund

Certain amounts are deducted from Your contract fund each month.  These are:

  a expense charge of $6.00 (currently, We plan to make this deduction for only the first 15 contract years, but this waiver is not guaranteed), a cost of insurance deduction. The amount of this charge is based on a number of factors, including, but not limited to, the Insured person’s attained age, sex, risk class, and the amount of insurance under Your contract; and
  charges for additional benefits.

In addition, We can deduct fees when You make:

  a partial withdrawal of net cash surrender value more than once in a contract year or more than twelve transfers a year between investment divisions.  (We currently waive this charge).  See “Monthly Deductions From Your Contract Fund” on page 56.

We also deduct a daily charge at an annual rate of 0.90% of the assets in every investment division.  We currently intend to reduce this charge to 0.50% after the 10th contract year.  (This reduction is not guaranteed.)  This charge is for certain mortality and expense risks.

Surrender Charge

We deduct a surrender charge only if You surrender Your contract for its net cash surrender value or let Your contract lapse during the surrender charge period (this period is the first 12 contract years after date of issue or an increase in face amount).  If You keep this contract inforce for longer than the surrender charge period, then You will not incur a surrender charge.

The surrender charge has two parts: a deferred sales charge and a deferred issue charge.  The deferred sales charge partially reimburses Us for Our costs in selling and distributing this contract. The deferred issue charge reimburses Us for underwriting and Our other costs in issuing the contract.

The maximum deferred sales charge is:

•    27.5% of any premium payment in the first 2 contract yearsup to one guideline annual premium (this varies for each contract); and

•    6.5% of all other premium payments.

After seven contract years, this charge begins to decline.  There is no surrender charge after 12 contract years.  The amount of the deferred sales charge depends on:

1)      the amount of Your premium payments,

2)      when You pay Your premiums and

3)      when You surrender Your contract or allow it to lapse.

The deferred issue charge is on fixed schedule per thousand dollars of face amount.  It starts at $3.00 per $1,000 of face amount for the first 7 contract years and decreases to $0.00 after the 12th contract year.  This summary of the deferred sales charge and the deferred issue charge assumes no changes in face amount.  See “Surrender Charge” on page 58.

Additional Information About The Contracts

Your Contract Can Lapse

Your contract remains inforce if the net cash surrender value can pay the monthly deductions.  In addition, during the minimum premium period, Your contract will remain inforce as long as You meet the applicable minimum premium requirements. However, the contract can lapse (1) during the minimum premium period if You do not meet the minimum premium requirement and (2) after the minimum premium period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period).  See “Your Contract Can Lapse” on page 67.

Correspondence, Inquiries, and Transactions

You can write to Us or call Us at Our Administrative Office to request transactions under Your contract, such as paying premiums, making transfers between investment divisions, or changing the face amount of Your contract, or with questions or to request information or service for Your contract.  Our Administrative Office is located at:

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

(800) 272-1642

FAX (Facsimile) Numbers

We have different fax (facsimile) numbers for different types of services.

 Transaction Requests

To send Us transaction requests by fax (facsimile), You should use the following fax numbers:

(605) 335-8557

 (877) 841-6709 (toll-free)

Some examples of transaction requests are:

                                 1.         Partial Withdrawals

                                 2.         Loan requests

                                 3.         Surrender requests

                                 4.         Transfers among funds

                                 5.         Fund or General Account additions/deletions

                                 6.         Premium allocation changes

                                 7.         Monthly deduction changes

                                 8.         Dollar Cost Averaging set-up

                                 9.         Portfolio rebalancing set-up

Transaction requests must be in “good order” and received at Our Administrative Office, at the address or number(s) above, to be processed (see “Contract Fund Transactions and “Good Order”” on page 46.)  Any transaction requests sent to another number (including the fax numbers below under “Service Requests”) or address may not be considered received and may not receive that day’s price.

Service Requests

To send Us service requests by fax (facsimile), You should use the following fax numbers:

(605) 335-3621

(877) 208-6136 (toll-free)

Transaction requests should not be faxed to these numbers, but instead to the Transaction Request fax numbers, above.

Some examples of service requests would be:

                                 1.         Ownership changes

                                 2.         Beneficiary changes

                                 3.         Collateral Assignments

                                 4.         Address changes

                                 5.         Request for general contract information

                                 6.         Adding or canceling Riders or Additional Benefits

                                 7.         Requesting prospectuses (or other information and documents) about the contract or the underlying funds

The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We may record all telephone requests.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the Insured person, or other identifying information.  We only allow certain transaction requests to be made with a telephone request.  Partial withdrawal, transfer, surrender and loan requests must be in good order, and may be made in writing or facsimile to Our Administrative Office.  Facsimile and telephone correspondence and transaction requests may not always be available.  Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should make Your correspondence and transaction request in writing.  There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Administrative Office.  You bear those risks. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe are genuine.

State Variations

Certain provisions of the contracts may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in Your state.  See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract.  See Your agent or contact Our Administrative Office for additional information that may be applicable to Your state.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both contracts carefully.  Remember that if You exchange another contract for the one described in this prospectus, You might have to pay a surrender charge and income taxes, including a possible penalty tax, on Your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another contract for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing life insurance policy from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the contract until We receive it. You should consult with and rely upon a tax advisor if You are considering a contract exchange. See “TAX EFFECTS” on page 60.

DETAILED INFORMATION ABOUT VARIABLE EXECUTIVE UNIVERSAL LIFE

Insurance Features

This prospectus describes Our Variable Executive Universal Life contract.  There may be contractual variances because of requirements of the state where Your contract is delivered.

How the Contracts Differ From Whole Life Insurance

Variable Executive Universal Life provides insurance coverage with flexibility in death benefits and premium payments.  It enables You to respond to changes in Your life and to take advantage of favorable financial conditions.  The contract differs from traditional whole life insurance because You may choose the amount and frequency of premium payments, within limits.

In addition, Variable Executive Universal Life has two types of death benefit options.  You may switch back and forth between these options.  The contract also allows You to change the face amount (within limits) without purchasing a new insurance contract.  However, evidence of insurability may be required.

Variable Executive Universal Life is “variable” life insurance because the contract fund and other benefits will vary up or down depending on the investment performance of the investment divisions or options that You select.  You bear the risk of poor investment performance, but You get the benefit of good performance.

Application for Insurance

To apply for a contract You must submit a completed application, in good order.  We decide whether to issue a contract based on the information in the application and Our standards for issuing insurance and classifying risks.  If We decide not to issue a contract, then We will return the sum of premiums paid plus interest credited.  The maximum issue age is 80.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You.  Any such delays will affect when Your contract can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.

We offer other variable life insurance contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect Your investment performance and contract fund.  To obtain more information about these other contracts, contact Our Administrative Office.

Death Benefit

As long as Your contract remains inforce, We pay the death benefit to the beneficiary when the Insured person dies (outstanding indebtedness will be deducted from the proceeds).  As the owner, You may choose between two death benefit options:

  Option 1 provides a benefit that equals the face amount of the contract.  This “level” death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges.  Except as described below, the option 1 death benefit is level or fixed at the face amount.
  Option 2 provides a benefit that equals the face amount of the contract plus the contract fund on the day the Insured person dies.  This “variable” death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage.  Under option 2, the value of the death benefit fluctuates with Your contract fund.

Under both options, federal tax law may require a greater benefit.  This benefit is a percentage multiple of Your contract fund.  The percentage declines as the Insured person gets older (this is referred to as the “corridor” percentage).  The minimum death benefit will be Your contract fund on the day the Insured person dies multiplied by the percentage for his or her age.  For this purpose, age is the attained age (last birthday) at the beginning of the contract year of the Insured person’s death.  A table of corridor percentages and some examples of how they work, are in the statement of additional information which is available free upon request (see back cover).

Under either option, the length of time Your contract remains inforce depends on the net cash surrender value of Your contract and whether You meet the minimum premium period requirements. Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your contract fund. In addition, during the minimum premium period, Your contract remains inforce if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly minimum premiums, for all of the contract months since the contract was issued.

The investment performances of the investment divisions and the interest earned in the General Account affect Your contract fund. Therefore, the returns from these investment options can affect the length of time Your contract remains inforce.

The minimum initial face amount is $150,000.

Notice and Proof of Death

We require satisfactory proof of the Insured person’s death before We pay the death benefit.  That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to Us.

Payment of Death Benefits and Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest paid on amounts in the Midland National Access Account are currently taxable to the beneficiary.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

Maturity Benefit

If the Insured person is still living on the maturity date, We will pay You the contract fund minus any outstanding loans.  The contract will then end.  The maturity date is the contract anniversary after the Insured person’s 100th birthday. See “Maturity Date” on page 68.  In certain circumstances, You may extend the maturity date (doing so may have tax consequences).   See “TAX EFFECTS” on page 60.

Changes In Variable Executive Universal Life

Variable Executive Universal Life gives You the flexibility to choose from a variety of strategies that enable You to increase or decrease Your insurance protection. Changing Your insurance protection may have tax consequences.  You should consult a tax adviser before changing Your insurance protection.

A reduction in face amount lessens the emphasis on a contract’s insurance coverage by reducing both the death benefit and the amount of pure insurance provided.  The amount of pure insurance is the difference between the death benefit and the contract fund.  This is the amount of risk We take.  A reduced amount at risk results in lower cost of insurance deductions from Your contract fund.

Increases in the face amount have the exact opposite effect of decreases.

A partial withdrawal reduces the contract fund and will reduce the death benefit, while providing You with a cash payment, but generally does not reduce the amount at risk.

Choosing not to make premium payments may have the effect of reducing the contract fund.

Under death benefit option 1, a reduction in the contract fund, due to negative market performance, has the following effect:

•        it increases the amount at risk (thereby increasing the cost of insurance deductions); and

•        it leaves the death benefit unchanged.

Under death benefit option 2, a reduction in the contract fund, due to negative market performance, has the following effect:

•        it decreases the death benefit; and

•        it either decreases the amount at risk or leaves it unchanged.

A reduction in the contract fund due to a partial withdrawal may have a different effect as shown in the example below.

Death Benefit Option 2 -- Face Amount + Contract Fund

		Contract NOT	Contract IN
		in Corridor	Corridor	Corridor Factor
Before	Face Amount	$ 100,000	$ 100,000	Age 35	2.5
Partial	Contract Fund	$ 30,000	$ 75,000
Withdrawal	Death Benefit	$ 130,000	$ 187,500
	Amount at Risk	$ 100,000	$ 112,500

	Partial Withdrawal	$ 10,000	$ 10,000

After	Face Amount	$ 100,000	$ 100,000
Partial	Contract Fund	$ 20,000	$ 65,000
Withdrawal	Death Benefit	$ 120,000	$ 165,000
	Amount at Risk	$ 100,000	$ 100,000

Under death benefit option 1, a partial withdrawal results in a dollar for dollar reduction of both the contract fund and the face amount (and hence death benefit).

Changing The Face Amount of Insurance

You may change the face amount of Your contract by submitting a fully completed contract change application, in good order, to Our Administrative Office.  You can only change the face amount twice each contract year.  All changes are subject to Our approval and to the following conditions.

For increases:

•    Increases in the face amount must be at least $25,000.  By Midland National’s current company practice, We may allow amounts lower than this.

•    To increase the face amount, You must provide, in good order, a fully completed contract change application and satisfactory evidence of insurability.  If the Insured person has become a more expensive risk, then We charge higher cost of insurance deductions for the additional amounts of insurance (We reserve the right to change this procedure in the future).

•    Monthly cost of insurance deductions from Your contract fund will increase.  These begin on the date the face amount increase takes effect.

•    The right to examine this contract does not apply to face amount increases.  (It only applies when You first purchase the contract).

•    There will be an increase in the minimum premium requirement.

•    A new surrender charge period and a new or increased surrender charge will apply to the face amount increase.

  For decreases:

  •        The surrender charge remains unchanged at the time of decrease.

  •        You cannot reduce the face amount below the minimum issue amounts as noted on the contract information page of Your contract.

  •        Monthly cost of insurance deductions from Your contract fund will decrease.

  •        The federal tax law may limit a decrease in the face amount.  If that limit applies, then Your new death benefit will be Your contract fund multiplied by the corridor percentage the federal tax law specifies for the Insured’s age at the time of the change.

  •        If You request a face amount decrease after You have already increased the face amount at substandard (i.e., higher) cost of insurance deductions, and the original face amount was at standard cost of insurance deductions, then We will first decrease the face amount that is at substandard higher cost of insurance deductions.  We reserve the right to change this procedure.

  •        There will be no decrease in the contractual minimum premium period premium requirement. By Midland National’s current company practice, the minimum premium is reduced when a decrease in face amount is processed.

  Changing the face amount may have tax consequences.  See “TAX EFFECTS” on page 60. You should consult with and rely upon a tax advisor before making any change.

  Changing Your Death Benefit Option

  You may change Your death benefit option from option 1 to option 2 by submitting a fully completed contract change application, in good order, to Our Administrative Office.  We require satisfactory evidence of insurability to make this change. If You change from option 1 to option 2, the face amount decreases by the amount of Your contract fund on the date of the change.  This keeps the death benefit and net amount at risk the same as before the change.  We may not allow a change in death benefit option if it would reduce the face amount below the minimum issue amount, as noted on the contract information page of Your contract.

  You may change Your death benefit option from option 2 to option 1 by sending a written request, in good order, to Our Administrative Office.  If You change from option 2 to option 1, then the face amount increases by the amount of Your contract fund on the date of the change.  These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change.  When the death benefit remains the same, there is no change in the net amount at risk.  This is the amount on which the cost of insurance deductions are based.

  Changing the death benefit option may have tax consequences.  You should consult a tax advisor before making any change.

  When Contract Changes Go Into Effect

  Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary following the date We approve Your request.  After Your request is approved, You will receive a written notice showing each change.  You should attach this notice to Your contract.  We may also ask You to return Your contract to Us at Our Administrative Office so that We can make a change.  We will notify You in writing if We do not approve a change You request.  For example, We might not approve a change that would disqualify Your contract as life insurance for income tax purposes.

  Contract changes may have negative tax consequences.  See “TAX EFFECTS” on page 60.  You should consult a tax advisor before making any change.

  Flexible Premium Payments

  You may choose the amount and frequency of premium payments, within the limits described below.

  Even though Your premiums are flexible, Your contract information page will show a “planned” periodic premium.  You determine the planned premium when You apply and can change it at any time.  You will specify the frequency to be on a quarterly, semi-annual or annual basis.  Planned periodic premiums may be monthly if paid by pre-authorized check.  Premiums may be bi-weekly if paid by Civil Service Allotment.  If You decide to make bi-weekly premium payments, We will assess the Civil Service Allotment Service Charge of $0.46 per bi-weekly premium.  The planned premiums may not be enough to keep Your contract inforce.

  The insurance goes into effect when We receive Your initial minimum premium payment (and approve Your application).  We determine the initial minimum premium based on:

  1)  the age, sex and premium class of the Insured person,

  2)  the initial face amount of the contract, and

  3)  any additional benefits selected.

  All premium payments should be payable to Midland National.  After Your first premium payment, all additional premiums should be sent directly to Our Administrative Office.

  We will send You premium reminders based on Your planned premium schedule.  You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment.  Generally, You may pay premiums at any time.  Amounts must be at least $50, unless made by a pre-authorized check.  Under Midland National’s current company practice, amounts made by a pre-authorized check can be as low as $30.

  Payment of the planned premiums does not guarantee that Your contract will stay inforce.  Additional premium payments may be necessary.  The planned premiums increase when the face amount of insurance increases.  If Your contract contains the Automatic Benefit Increase Provision Rider, this includes increases resulting from this rider. Generally, if Your contract was issued After May 1, 1998 and prior to July 15, 2004, You will have this rider.    (For more information on the Automatic Benefit Increase Provision,  see “APPENDIX A” on page 78 for details on how and when the increases are applied.)

  If You send Us a premium payment that would cause Your contract to cease to qualify as life insurance under federal tax law, then We will notify You and return that portion of the premium that would cause the disqualification.

  Premium Provisions During The Minimum Premium Period

  During the minimum premium period, You can keep Your contract inforce by meeting a minimum premium requirement.  The minimum premium period lasts until the 5th contract anniversary.  A monthly minimum premium is shown on Your contract information page.  (This is not the same as the planned premiums.)  The minimum premium requirement will be satisfied if the sum of premiums You have paid, less Your loans or withdrawals, is equal to or greater than the sum of the monthly minimum premiums required on each monthly anniversary.  The minimum premium increases when the face amount increases.

  During the minimum premium period, Your contract will enter a grace period and lapse if:

    the net cash surrender value cannot cover the monthly deductions from Your contract fund; and
    the premiums You have paid, less Your loans or withdrawals, are less than the total monthly minimum premiums required to that date.

  Remember that the net cash surrender value is Your contract fund minus any surrender charge and minus any outstanding contract debt.

  This contract lapse can occur even if You pay all of the planned premiums.

  Premium Provisions After The Minimum Premium Period.  After the minimum premium period, Your contract will enter a grace period and lapse if the net cash surrender value cannot cover the monthly deductions from Your contract fund.  Paying Your planned premiums may not be sufficient to maintain Your contract because of investment performance, charges and deductions, contract changes or other factors.  Therefore, additional premiums may be necessary to keep Your contract inforce.

  Allocation of Premiums

  Each net premium will be allocated to the investment divisions or to Our General Account on the later of the day We receive Your premium payment, in good order, at Our Administrative Office (if We receive it before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time)) or on the record date.  When premium is received before the record date, the net premium will be held and earn interest in the General Account until the day after the record date.  When this period ends, Your instructions will dictate how We allocate the net premium.

  There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You.  Any such delays will affect when Your contract can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.  Once We receive the application and initial premium from the selling broker-dealer, Your instructions will dictate how We allocate the net premium.

  The net premium is the premium minus a sales charge, a premium tax charge, and any applicable service charge.  (Please note: The first monthly deduction is also taken from the initial premium).  Each net premium is put into Your contract fund according to Your instructions.  Your contract application may provide directions to allocate net premiums to Our General Account or the investment divisions.  You may not allocate Your contract fund to more than 10 investment divisions at any one point in time.  Your allocation instructions will apply to all of Your premiums unless You write to Our Administrative Office with new instructions.  You may also change Your allocation instructions by calling Us at (800) 272-1642 or faxing Us at (605) 373-8557 or toll-free (877) 841-6709.  Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the General Account. Allocation percentages may be any whole number from 0 to 100.  The sum of the allocation percentages must equal 100.  Of course, You may choose not to allocate a premium to any particular investment division.  See “The General Account” on page 54.  If at any time You elect to have contract fund in the General Account, then any Sammons Advisor’s asset allocation model You are using will be cancelled and Your contract fund will become self-directed.

  If You use a third party registered investment adviser in connection with allocations among the investment divisions, it is Your responsibility to pay the advisory fees.  Your use of any third party investment advisory or asset allocation service, whether or not by a Company affiliate, does not constitute Us providing investment advice.

  Additional Benefits

  You may include additional benefits in Your contract.  Certain benefits result in an additional monthly deduction from Your contract fund.  You may cancel these benefits at any time.  However, canceling these benefits may have adverse tax consequences and You should consult a tax advisor before doing so.  The following briefly summarizes the additional benefits that are currently available:

  1.            Accidental Death Benefit Rider: This rider can be selected at the time of application or added to an inforce contract.  This benefit must be selected at the time of application. Under this rider, We will pay an additional benefit if the Insured person dies from a physical injury that results from an accident, provided the Insured person dies before the contract anniversary that is within a half year of his or her 70th birthday. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

  2.            Additional Insured Rider: This rider can be selected at the time of application or added to an inforce contract. With this benefit We will provide term insurance for another person, such as the Insured person’s spouse, under Your contract.  A separate charge will be deducted for each additional Insured. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

  3.            Automatic Benefit Increase Provision Rider:  This rider is also known as the Cost of Living Rider 2.  Generally, only contracts issued after May 1, 1998, and prior to July 15, 2004 contain this rider. The only exception to this would be if Your application was in the underwriting process prior to July 15, 2004.  If this is the case, You may have an contract date later than July 15, 2004 and still have the Automatic Benefit Increase Provision Rider.  For more detailed information see “APPENDIX A” on page 78.

  4.            Benefit Extension Rider: This rider can prevent the contract from lapsing due to high amounts of contract debt, provided certain conditions are met. If You choose this rider and exercise its benefits, there is a risk that the death benefit may be substantially reduced. This rider can be selected at the time of application or added to an inforce contract. There is no additional charge for this benefit.

  You may elect this benefit while You meet the conditions listed below by sending Us written notice. When the benefit availability conditions listed below are satisfied and the contract debt is equal to or greater than 87% of the contract fund, We will send a written notice to Your last known address, at least once each contract year, that the benefit election is available to You.  If You decide to elect this benefit at that time, You must send Us written notice within 30 days of the date We mail this notice.

  This benefit is not available unless all of the following conditions are met.

  1.  The contract has been inforce for at least 15 contract years;

  2.  the Insured’s contract age or attained age must be at least age 65;

  3.  You have made withdrawals of all Your premium; and

  4.  contract debt does not exceed the benefit election amount as defined below.

  The benefit election amount is as follows:

  •  89% of the contract fund for contract ages or attained ages that are greater than or equal to age 65 but less than or equal to age 74;

  •  93% of the contract fund for contract ages or attained ages that are greater than or equal to age 75.

  However, if You choose to take a loan or withdrawal that causes the contract debt to exceed the benefit election amount during the 30 days after the written notice has been sent, this benefit election will not be available.

  The effective date of this benefit will be the monthly anniversary date that follows the date We receive Your written notice.  The entire amount of Your contract fund must be allocated to the General Account on and after the effective date. If You have any portion of the contract fund in the Separate Account on the effective date, We will transfer it to Our General Account on that date.  No transfer charge will apply to this transaction and it will not count toward the maximum number of transfers allowed in a contract year.

  The benefit extension period begins as of the effective date of the rider and ends (and the rider terminates) on the earlier of:

  a)      the Insured’s death; or

  b)      surrender of the contract; or

  c)      the date any loans or withdrawals are taken.

  During the benefit extension period:

  1.      We guarantee Your contract will remain in force until the Insured’s death provided the contract is not terminated due to surrender, and You do not take loans or withdrawals after the effective date of this benefit.

  2.      The excess contract debt provision in the contract will be suspended.

  3.      All monthly deductions will be taken from the General Account.

  4.      We will not allow any:

  (a)    premium payments; or

  (b)   transfers to the Separate Account; or

  (c)    face amount changes; or

  (d)   death benefit option changes.

  5.      The death benefit option will be death benefit option 1, and the death benefit will be subject to the minimum death benefit provisions below.

  6.      If the contract debt does not exceed the face amount as of the rider’s effective date, the face amount will be decreased to equal the contract fund as of the effective date.  We will send You an endorsement to reflect the new face amount.

  7.      Any riders and supplemental benefits attached to the contract will terminate.

  During the benefit extension period, the death benefit will be determined exclusively by death benefit option 1 and will be equal to the greatest of the following amounts for the then current contract year:

  a.   100% of the contract fundas of the date We receive due proof of the Insured’s death;

  b.   The minimum amount of death benefitnecessary for the contract to continue its qualification as a life insurance contract for federal tax purposes.

  c.   The face amount(the option 1 death benefit).

  In some circumstances, electing the benefit can cause Your contract to become a modified endowment contract (“MEC”).  You should consult with and rely on a tax advisor when making contract changes, taking loans or withdrawals to help You avoid situations that may result in Your contract becoming a MEC.

  You may make loan repayments at anytime. Loan repayments will be allocated to the General Account. Interest charged on contract debt will continue to accrue during the benefit extension period.  Making loan repayments does not terminate the rider.

  This Rider will terminate upon the earliest of:

  1.            The date of the Insured’s death; or

  2.            The date You surrender the contract; or

  3.            The date any loans or withdrawals are taken during the benefit extension period.

  Anyone contemplating the purchase of the contract with the Benefit Extension Rider should be aware that the tax consequences of the Benefit Extension Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Benefit Extension Rider causes the contract to be converted into a fixed contract.  You should consult with and rely on a tax advisor as to the tax risk associated with the Benefit Extension Rider. See “TAX EFFECTS” on page 60.

  5.            Children’s Insurance Rider: This rider provides term life insurance on the lives of the Insured person’s children.  Coverage under this rider includes natural children, stepchildren and legally adopted children, between the ages of 15 days and 18 years.  They are covered until the Insured person reaches age 65 or the child reaches age 25 whichever is earlier. The Children’s Insurance Rider is no longer available for new or inforce contracts.

  6.            Extended Maturity Option: This option is automatically included on all newly issued contracts.  This benefit provides You with the ability to request an extension of the maturity date indefinitely, or as long as allowed by the IRS and Your state. If the Insured is alive on the maturity date and this contract is still inforce and not in the grace period, this option may be elected.

  In order to elect this option, all of the contract fund must be transferred to either the General Account or the Money Market investment division and the death benefit option must be elected as option 1, unless Your state requires otherwise. Once Your contract is extended beyond the maturity date, We will not charge any further monthly deductions against Your contract fund and We will only allow transfers to the General Account or the Money Market investment division. Furthermore, We will not allow any of the following to occur:

  •     Increase in the face amount of insurance

  •     Changes in the death benefit options

  •     Premium payments

  The Extended Maturity Option may have tax consequences. Consult Your tax advisor before taking this election.

  7.            Family Insurance Rider:  This rider provides term life insurance on the Insured person’s children as does the Children’s Insurance Rider.  This rider also provides decreasing term life insurance on the Insured’s spouse. The Family Insurance Rider is no longer available for issue on new or inforce contracts.

  8.            Flexible Disability Benefit Rider: This rider must be selected at the time of application. Under this rider, We pay a set amount into Your contract fund each month (the amount is on Your contract information page).  The benefit is payable when the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months.  The disability must start before the contract anniversary following the Insured person’s 60th birthday.  The benefit will continue for as long as the disability lasts or until the Insured person reaches age 65, whichever is earlier.  If the amount of benefit paid into the contract fund is more than the amount allowed under the income tax code, the monthly benefit will be paid to the Insured. If a disability starts after the contract anniversary following the Insured person’s 60th birthday, then You will not receive any benefit under this rider.

  We charge a fee for this rider on the rider date and on each monthly anniversary thereafter until the contract anniversary on which the Insured reaches attained age 60.

  9.            Guaranteed Insurability Rider: This rider must be selected at the time of application. This benefit provides for additional amounts of insurance without further evidence of insurability. We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

  10.        Living Needs Rider: This rider can be selected at the time of application or added to an inforce contract. This benefit provides an accelerated death benefit as payment of an “Advanced Sum,” in the event the Insured person is expected to die within 12 months (or a longer period if required by state law).

           Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes, an advanced sum payment made under the Living Needs Rider should be fully excludable from the gross income of the beneficiary, as long as the beneficiary (the taxpayer) is the Insured person under the contract (except in certain business contexts).  You should consult a tax advisor if such an exception should apply.  The tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are unclear, however. You should consult a qualified tax advisor about the consequences of adding this rider to a contract or requesting an advanced sum payment under this rider.

  There is no charge for this benefit prior to the time of a payment. This amount of the advanced sum is reduced by expected future interest and may be reduced by a charge for administrative expenses.  Currently We charge an administrative fee of $200 at the time benefits are paid from this rider.  We reserve the right to increase this amount.

  On the day We pay the accelerated benefit, We will reduce the following in proportion to the reduction in the eligible death benefit:

  a)      the death benefit of the contract and of each eligible rider

  b)      the face amount

  c)      any contract fund

  d)      any outstanding loan

  When We reduce the contract fund, We allocate the reduction based on the proportion that Your unloaned amounts in the General Account and Your amounts in the investment divisions bear to the total unloaned portion of Your contract fund.

  You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum advanced sum is 50% of the eligible death benefit (which is the death benefit of the contract plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders). Currently, We have a maximum advanced sum of $250,000 and a minimum advanced sum of $5,000.

  11.        Waiver of Charges Rider: This rider can be selected at the time of application or added to an inforce contract with proof of insurability. With this benefit, We waive monthly deductions from the contract fund during the total disability of the Insured, if the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months.  If a disability starts before the contract anniversary following the Insured person’s 60th birthday, then We will waive monthly deductions from the contract fund for as long as the disability continues.  If a disability starts after the contract anniversary following the Insured person’s 60th birthday, then You will not receive any benefit under this rider.

  We charge a fee for this rider on the rider date and on each monthly anniversary thereafter.

  The Children’s Insurance Riders, the Family Insurance Rider and the Additional Insured Rider all provide term insurance. Term insurance, unlike base coverage, does not provide a cash value or an opportunity for the death benefit to grow.  However, the cost of term insurance may be lower than the cost of base coverage.

  Separate Account Investment Choices

  Our Separate Account And Its Investment Divisions

  The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies.  The Separate Account meets the definition of a “Separate Account” under the federal securities laws.

  Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  Midland National is obligated to pay all amounts guaranteed under the contract.

  The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds.  You may allocate part or all of Your net premiums to ten of the fifty-eight investment divisions currently available in Our Separate Account at any one time.

  The Funds

  Each of the portfolios available under the contract is a “series” of its investment company. Currently there are fifty-eight investment divisions.

  The funds’ shares are bought and sold by Our Separate Account at net asset value.  More detailed information about the funds and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus.

  The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.25% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the (i) contracts, and (ii) in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

  Investment Policies Of The Portfolios

  Each portfolio tries to achieve a specified investment objective by following certain investment policies.  A portfolio’s objectives and policies affect its returns and risks.  Each investment division’s performance depends on the experience of the corresponding portfolio.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Dividend Growth Fund (Formerly Invesco V.I. Financial Services Fund -– Series I Shares)

  The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in the financial services-related industries.

Invesco V.I. Global Health Care Fund – Series I Shares

  The Fund’s investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities issued by domestic and foreign companies and governments engaged primarily in the healthcare industry.

Invesco V.I. International Growth Fund – Series I Shares

  The Fund's investment objective is long-term growth of capital.  The Fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth.  The Fund invests primarily in equity securities.

  Alger Portfolios

Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio**	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund**	Seeks capital growth and current income. Invests approximately 60 percent of its assets in common stocks and the rest in fixed income securities.
American Century VP Capital Appreciation Fund	Seeks capital growth.
American Century VP Income & Growth Fund**	Seeks capital growth by investing in common stocks. Income is a secondary objective.
American Century VP International Fund	Seeks capital growth.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
Fidelity® Variable Insurance Products
VIP Asset ManagerSM Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
VIP Equity-Income Portfolio

  Seeks reasonable income. Will also consider the potential for capital appreciation.  The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation.
VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.
VIP Growth Portfolio	Seeks to achieve capital appreciation.
VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio	Seeks long-term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
VIP Overseas Portfolio	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Large Cap Value Fund	Seeks long-term capital appreciation.
Goldman Sachs VIT Structured Small Cap Equity Fund	Seeks long-term growth of capital.
Lord Abbett Series Fund, Inc.
Lord Abbett Capital Structure Portfolio	Seeks current income and capital appreciation.
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities Portfolio	Seeks long-term capital appreciation.
Lord Abbett Mid-Cap Value Portfolio	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS Variable Insurance Trusts
MFS VIT Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS VIT Investors Trust Series**	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS VIT New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS VIT Research Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS VIT Total Return Series	Seeks total return. The fund’s objective may be changed without shareholder approval.
MFS VIT Utilities Series	Seeks total return. The fund’s objective may be changed without shareholder approval.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Regency Portfolio	Seeks growth of capital.
PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio**	Seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ProFunds Trust
ProFund VP Japan

  Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. The Fund seeks to provide a return consistent with an investment in the component equities in the Index hedged to U.S. Dollars.  The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the dollar-denominated Nikkei 225 futures contracts traded in the United States.

ProFund VP Oil & Gas	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
ProFund VP Small-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600®/Citigroup Value Index.
ProFund VP Ultra Mid-Cap

  Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400®.  The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund

  Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.

  Vanguard Variable Insurance Funds

Vanguard® VIF Balanced Portfolio	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard® VIF High Yield Bond Portfolio	Seeks to provide high level of current income.
Vanguard® VIF International Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Mid-Cap Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard® VIF REIT Index Portfolio	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard® VIF Short-Term Investment-Grade Portfolio	Seeks to provide current income with limited price volatility.
Vanguard® VIF Small Company Growth Portfolio	Seeks to provide long-term capital appreciation.
Vanguard® VIF Total Bond Market Index Portfolio	Seeks to track the performance of a broad, market-weighted bond index.
Vanguard® VIF Total Stock Market Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

  *During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.

  **These Investment Divisions were closed to new investors as of June 15, 2007.  If You had money invested in any of these Investment Divisions as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into that portfolio.  However, if You redeem or transfer completely out of any of these Investment Divisions after that date, You will not be able to reinvest in the portfolio.

  Invesco Advisers, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc.   Fidelity Management & Research Company (FMR) is the manager for the Fidelity Variable Insurance Products (VIP) Portfolios except for the Fidelity Freedom fund’s which are managed by Strategic Advisers, Inc.  Fred Alger Management, Inc. manages the Alger American Portfolios.  Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds.  Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc.  MFS® Investment Management manages the MFS® Variable Insurance TrustSM. Neuberger Berman Management LLC manages the Neuberger Berman AMT Portfolios.   Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust.  ProFund Advisors, LLC is the investment advisor to ProFunds Trust.  Van Eck Associates Corporation manages the Van Eck VIP Trust. The Vanguard Group, Inc. manages the Vanguard Variable Insurance Fund.

  The fund portfolios available under these contracts are not available for purchase directly by the general public.  In addition, the fund portfolios are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

  The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment adviser) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds.  We may profit from these payments. You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance.  Because investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

  In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.   You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

  You bear the risk of any decline in Your contract fund resulting from the performance of the portfolios You have chosen.

  Midland National does not provide investment advice and does not recommend or endorse any particular fund or portfolio.

  You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

  Midland National Life Insurance Company

  One Sammons Plaza

  Sioux Falls, SD 57193

  Phone:  (800) 272-1642

  Fax:  (605) 335-3621 or toll-free (877) 208-6136

  Effects of Market Timing

  Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account (“Harmful Trading”) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

  The ProFunds portfolios are designed for, and affirmatively permit, frequent and short term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

  Charges In The Funds

  The funds charge for managing investments and providing services. Each portfolio’s charges vary.

  The Fidelity VIP portfolios have an annual management fee. That is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management & Research Company’s mutual funds. In addition, each of these portfolios’ total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity VIP portfolios are based on the Initial Class. See the Fidelity VIP prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.

  The funds, with the exception of Fidelity VIP, have annual management fees that are based on the monthly average of the net assets in each of the portfolios. The funds may also impose redemption fees, which We would deduct from Your contract fund. See each portfolio company prospectus for details.

  Asset Allocation Program

  The following is a general description of the asset allocation program available under the contract.  A complete description of each model is available in the consumer brochure for the asset allocation program that is available upon request from Your registered representative.

  General

  Under Midland National’s asset allocation program, five models have been developed based on different profiles of an investor’s financial goals, willingness to accept investment risk, investment time horizon and other factors.  You can elect one of these models or create Your own “self-directed” portfolio.

  The asset allocation models available are not offered by this prospectus and are not part of Your contract.  Asset allocation models are a separate service We make available in connection with the contract at no additional charge to You, to help You select investment options.  Asset allocation programs are an investment strategy for distributing assets among asset classes to help attain an investment goal.  For Your contract, the asset allocation models can help with decisions You need to make about how to allocate Your contract fund among available subaccounts (and their corresponding portfolios).  The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

  There is no assurance that investment returns will be better through participation in an asset allocation program.  Your contract may still lose money and experience volatility.

  The Asset Allocation Models

  There are five asset allocation models currently available.  All of the models involve some degree of investment risk, including the risk of investment losses.

  Conservative – The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel him/her to shift into the most conservative investment if losses occur.  Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value (i.e. less volatility). Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to seek relatively more safety of his or her investment.  However, even this model involves some risk of investment loss.

  Moderate Conservative – This model is appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio.  This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range.  While this model is still designed to preserve the investor’s capital over the long term, fluctuation in value (and investment losses) may occur from year to year.

  Moderate – The moderate investor is willing to accept more risk than the conservative investor is, and does not try to minimize investment losses but is probably not comfortable with and less willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses.  Achieving long-term return and safety of investment are of equal importance to the moderate investor.

  Moderate Aggressive – Designed for investors with a high tolerance for risk and a longer time horizon.  This investor has little need for current income and seeks above-average growth from his/her investable assets.  The main objective of this range is capital appreciation, and these investors should be able to tolerate fluctuation in value and some losses in their portfolio values.

  Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses.  The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher long-term return.

  The Current Models

  Asset allocation models allocate contract fund among different asset classes, as discussed above, and one or more specific fund portfolios is/are used within each asset class.  Just as the percentages of contract fund allocated to each asset class may change from time to time, the specific fund portfolios used within each asset class may change from time to time as the result of a number of factors, such as investment performance, style drift, the availability of fund portfolios (because of fund mergers, fund liquidations, fund closings, etc.).

  Currently, the asset allocation models are made up of the following target percentages of asset classes:

  Conservative

    59% Intermediate Bonds
    13% Cash Equivalents
    6% Large Cap Value
    6% High-Yield Bonds
    5% International Equity
    4% Large Cap Growth
    4% Mid Cap Equity
    3% Hard Assets

  Moderate Conservative

    44% Intermediate Bonds
    8% Cash Equivalents
    10% Large Cap Value
    5% High-Yield Bonds
    11% International Equity
    8% Large Cap Growth
    8% Mid Cap Equity
    3% Small Cap Equity
    3% Hard Assets

  Moderate

    33% Intermediate Bonds
    3% Cash Equivalents
    13% Large Cap Value
    4% High-Yield Bonds
    16% International Equity
    11% Large Cap Growth
    11% Mid Cap Equity
    5% Small Cap Equity
    4% Hard Assets

  Moderate Aggressive

    19% Intermediate Bonds
    17% Large Cap Value
    3% High-Yield Bonds
    21% International Equity
    14% Large Cap Growth
    14% Mid Cap Equity
    7% Small Cap Equity
    5% Hard Assets

  Aggressive

    5% Intermediate Bonds
    19% Large Cap Value
    28% International Equity
    16% Large Cap Growth
    17% Mid Cap Equity
    10% Small Cap Equity
    5% Hard Assets

  Currently, the asset allocation models are made up of the following fund portfolios, by asset class:

  Intermediate Bonds:

    PIMCO VIT Total Return Portfolio
    Fidelity VIP Investment Grade Bond Portfolio

  Cash Equivalents:

    Fidelity VIP Money Market Portfolio

  Large Cap Value:

    American Century VP Value Fund

  Large Cap:

    Fidelity VIP Index 500 Portfolio

  High-Yield Bonds:

    Fidelity VIP High Income Portfolio

  International Equity:

    Invesco V.I. International Growth Fund
    Vanguard VIF International Portfolio

  Large Cap Growth:

    MFS® VIT Growth Series

  Mid Cap Equity:

    Vanguard VIF Mid-Cap Index Portfolio

  Small Cap Equity:

    Vanguard VIF Small Company Growth Portfolio
    ProFunds VP Small-Cap Value

  Hard Assets:

    Van Eck VIP Global Hard Assets Fund

  Selecting an Asset Allocation Model

  If You participate in the asset allocation program, then You must complete a questionnaire that, among other things, solicits information about Your personal investment risk tolerance, investment time horizon, financial goals and other factors.  Based on Your responses to that questionnaire, a particular asset allocation model may be suggested for Your use.

  Although You may only use one model at a time, You may elect to change to a different model at any time as Your tolerance for risk and/or Your needs and objectives change or for any other reason.  Using the questionnaire and in consultation with Your representative, You may determine a different model better meets Your risk tolerance and time horizons.  There is no fee to change to a different model.

  If You elect to participate in the asset allocation program, You can also elect to become a client of Sammons Advisor Services, a division of Sammons Securities Inc., an investment advisor registered under the Investment Advisers Act of 1940 and an affiliate of Midland National.  If You have elected to become a client of Sammons Advisor Services, You will be provided with a packet of information that includes the following information:

    Sammons Advisor Services Client Agreement — 2 copies
    Midland National Authorization Form for Sammons Advisor Services
    Instructions on how to complete and submit the above referenced forms
    Sammons Advisor Services Privacy Notice

  Upon completion of the forms, Sammons Advisor Services will serve as Your investment advisor, but solely for the purpose of developing and updating the asset allocation models.  Sammons Advisor Services currently follows the recommendations of an independent third-party consultant to develop and update the models.  From time to time, Sammons Advisor Services may select a different third-party consultant to provide recommendations, to the extent permitted under applicable law, or they may develop and/or update model portfolios without retaining a third party.

  It is Your responsibility to select or change Your asset allocation model.  Your representative can provide You with information that may assist You in selecting a model appropriate for Your risk tolerance.  Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee they will perform better than a self-directed portfolio.  A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options.  In addition, the models are subject to all of the risks associated with the separate account investment portfolios.

  Periodic Updates of Asset Allocation Models and Notices of Updates

  Sammons Advisor Services, through its third-party consultant as described above, periodically reviews the models (generally on an annual basis) and may find that asset allocations within a particular model may need to be changed.  Similarly, the principal investments, investment style, or investment manager of an investment portfolio may change such that it is no longer appropriate for a model, or conversely, it may become appropriate for a model.

  If You have elected to become a client of Sammons Advisor Services, We will provide notice regarding any such changes 30 days prior to the date the changes become effective.  If You do not wish to have Your contract fund reallocated and rebalanced to the new model, You must “opt-out” of the change by notifying Us prior to the effective date of the change.  If You take no action within the allotted 30 days, Your current allocations will be automatically rebalanced to the new model on the effective date of the changes and future premium allocations will be changed to match the new model.  As a Sammons Advisor Services client You cannot allocate funds to the General Account.  If at any time You elect to have contract fund in the General Account, Your model will be cancelled and Your contract fund will become self-directed.

  Generally, You are free to move from one allocation model to another and to move in and out of the allocation models.  If You elect to opt-out of an announced model change or otherwise direct Us to reallocate Your contract fund or future premium outside of these models, Your contract fund will become a self-directed portfolio on the date the change becomes effective.  However, if You have an optional rider that limits Your investment options, and You opt out of a change or otherwise reallocate Your contract fund or premium in a way that is not permitted by the rider, then the rider will terminate.

  If You submit an opt-out notice in response to an announced model change, Your investment options and future premium allocations will not be changed until You provide Us with new instructions.  You will continue to receive notifications of future model changes for as long as Your agreement with Sammons Advisor Services is in effect.  If You wish to re-enter an asset allocation model in the future, You must opt-in by notifying Us in writing.

  If You do not elect to become a client of Sammons Advisor Services, You will not be notified of changes to the asset allocation models and Your contract fund and future premiums will not be reallocated to the new model.  Your contract fund and future premium allocations will remain static based on the model that was in effect at the time You elected the model unless You provide Us with new instructions.

  Other Information

  Midland National may perform certain administrative functions on behalf of Our affiliate, Sammons Advisor Services, including but not limited to communication regarding its recommendations and services on its behalf.  However, We are not registered as an investment advisor and are not providing any investment advice in making asset allocation models or self-directed portfolios available to Our contract owners.  Furthermore, Your registered representative is not providing any investment advice related to the asset allocation program.

  Using Your Contract Fund

  The Contract Fund

  Your contract fund is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan).  Your contract fund reflects various charges.  See “Deductions and Charges” on page 54.  Monthly deductions are made on the contract date and on the first day of each contract month.  Transaction and surrender charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

  Your contract fund begins with Your first premium payment.  From Your premium We deduct a premium charge, any applicable service charge, and the first monthly deduction (and any per premium expenses) as described in the “Deductions From Your Premiums” section on page 54 and the first monthly deduction.  The balance of the premium is Your beginning contract fund.

  Your contract fund reflects:

  •        the amount and frequency of premium payments,

  •        deductions for the cost of insurance, additional benefits and other charges,

  •        the investment performance of Your chosen investment divisions,

  •        interest earned on amounts allocated to the General Account,

  •        impact of loans, and

  •        impact of partial withdrawals.

  We guarantee amounts allocated to the General Account.  There is no guaranteed minimum contract fund for amounts allocated to the investment divisions of Our Separate Account.  An investment division’s performance will cause Your contract fund to go up or down.  You bear that investment risk.

  Amounts In Our Separate Account

  Amounts allocated or transferred to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate net premiums, repay loans or transfer amounts to that division.  Accumulation units are redeemed when You make withdrawals or transfer amounts from an investment division (including transfers for loans), when We make monthly deductions and charges, and when We pay the death benefit.  The number of accumulation units purchased or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division’s accumulation unit value next determined at the end of the business day on which the transaction occurs; if the transaction occurs after 3:00 p.m. Central Time, then We will use the investment division's accumulation unit value on the next business day.  The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

  How We Determine The Accumulation Unit Value

  We determine accumulation unit values for the investment divisions at the end of each business day.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  They reflect investment income, the portfolio’s realized and unrealized capital gains and losses, the funds’ expenses, and Our deductions and charges.

  The accumulation unit value for each investment division is set at $10.00 on the first day there are contract transactions in Our Separate Account associated with these contracts.  After that, the accumulation unit value for any business day is equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.

  We determine the net investment factor for each investment division every business day as follows:

    We take the value of the shares belonging to the division in the corresponding fund portfolio at the close of business that day (before giving effect to any contract transactions for that day, such as premium payments or surrenders).  We use the share value reported to Us by the fund.
    We add any dividends or capital gains distributions paid by the portfolio on that day.
    We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).
    We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday and Sunday).  The daily charge is .0024547%, which is an effective annual rate of 0.90%.  We currently intend to reduce this charge to 0.50% after the 10th contract year.  This reduction is not guaranteed.  (See “Charges Against The Separate Account” on page 55.)
    We may subtract any daily charge for taxes or amounts set aside as tax reserves.

  Contract Fund Transactions and “Good Order”

  The transactions described below may have different effects on Your contract fund, death benefit, face amount or cost of insurance deductions.  You should consider the net effects before making any contract fund transactions.  Certain transactions have fees.  Remember that upon completion of these transactions, You may not have Your contract fund allocated to more than 10 investment divisions.

  Good Order. We cannot process Your requests for transactions relating to Your contract fund until We have received them in good order at Our Administrative Office.  “Good order” means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction.  This information and documentation generally includes, to the extent applicable, Your completed application, the contract number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, social security number or taxpayer I.D., and any other information or supporting documentation that We may require.  With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

  Transfers Of Contract Fund

  You may transfer amounts among the investment divisions and between the General Account and any investment divisions.  To make a transfer of contract fund, write to Our Administrative Office at the address shown on page one of this prospectus.  You may also call-in Your requests to Our Administrative Office toll-free at 800-272-1642 or fax Your requests to Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709.  Any requests sent to another number may not be considered received in Our Administrative Office. Currently, You may make an unlimited number of free transfers of contract fund in each contract year (subject to the “Transfer Limitations” below).  However, We reserve the right to assess a $25 charge for each transfer after the 12th in a contract year.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.  If We charge You for making a transfer, then We will allocate the charge as described under “Deductions and Charges - How Contract Fund Charges Are Allocated” on page 58.  Although a single transfer request may include multiple transfers, it will be considered a single transfer for the purpose of assessing any transfer charge.

  The total amount that can be transferred from the General Account to the Separate Account, in any contract year, cannot exceed the larger of:

    25% of the unloaned amount in the General Account at the beginning of the contract year, or
    $25,000.  (We reserve the right to decrease this to $1,000.)

  These limits do not apply to transfers made in a Dollar Cost Averaging program that extends over a time period of 12 or more months.

  Completed transfer requests received, in good order, at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. We may delay transfers under certain circumstances.  See “When We Pay Proceeds From This Contract” on page 72.

  The minimum transfer amount is $200.  The minimum amount does not have to come from or be transferred to just one investment division.  The only requirement is that the total amount transferred that day equals the minimum transfer amount.

  Transfer Limitations

  Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by contract owners.  In particular, such transfers may dilute the value of the portfolios shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

  More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market Portfolio, followed by a transfer from Money Market back to New Discovery within five business days).

  We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the contract owner or registered representative by phone, We will send a letter by first class mail to the contract owner’s address of record.

  We apply Our market timing procedures to all of the investment divisions available under the contract, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as the ProFunds portfolios). However, We offer other variable products that do not apply market-timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance companies offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or Your contract fund to investment divisions that invest in the ProFunds portfolios, You may indirectly bear the effects of marketing timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

  In addition to Our own Market Timing Procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so, We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the contract owner and/or registered representative. The contract owner will bear any investment loss involved in a reversal.

  To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account A, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.

  You should be aware that, as required by SEC regulation, We have entered into a written agreement with each underlying fund or principal underwriter that obligates Us to provide the fund, upon written request, with information about You and Your trading activities in the investment divisions investing in the fund’s portfolios.  In addition, We are obligated to execute instructions from the funds that may require Us to restrict or prohibit Your investment in a specific investment division investing in a fund portfolio if the corresponding fund identifies You as violating the frequent trading policies that the fund has established for that portfolio.  You should read the prospectuses of the portfolios for more details on their ability to refuse of restrict purchases or transfers of their shares.

  If We receive a premium payment from You with instructions to allocate it into a portfolio of a fund that has directed Us to restrict or prohibit Your trades into the investment division investing in the same portfolio, then We will request new allocation instructions from You.  If You request a transfer into an investment division investing in a portfolio of a fund that has directed Us to restrict or prohibit Your trades, then We will not effect the transfer.

  In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).   We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions.  For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made  in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by  spouses, or owned by different partnerships or corporations that are under common control, etc.).

  We do not include transfers made pursuant to the Dollar Cost Averaging and portfolio rebalancing programs in these limitations. We may vary Our Market Timing Procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

  We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others.  For example We might only accept transfers by original ‘wet’ contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

  Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit values to others. We apply Our Market Timing Procedures consistently to all contract owners without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

  Dollar Cost Averaging

  The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions.  By allocating monthly, as opposed to allocating the total dollar amount at one time, You may reduce the impact of market fluctuations.  This plan of investing does not insure a profit or protect against a loss in declining markets.  The minimum monthly amount to be transferred using DCA is $200.

  You can elect the DCA program at any time.  You must complete the proper request form and send it to Us at Our Administrative Office, and there must be a sufficient amount in the DCA source account.  The minimum amount required in the DCA source account for DCA to begin is the sum of $2,400 and the minimum premium.  You can get a sufficient amount by paying a premium with the DCA request form, allocating net premiums, or transferring amounts to the DCA source account.  The DCA election will specify:

  a.  the DCA source account from which DCA transfers will be made,

  b.  that any money received with the form is to be placed into the DCA source account,

  c.  the total monthly amount to be transferred to the other investment divisions, and

  d.  how that monthly amount is to be allocated among the investment divisions.

  The DCA request form must be received with any premium payments You intend to apply to DCA.

  Once DCA is elected, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form.  All amounts in the DCA source account will be available for transfer under the DCA program.

  Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

  If it is requested when the contract is issued, then DCA will start at the beginning of the 2nd contract month.  If it is requested after issue, then DCA will start at the beginning of the 1st contract month which occurs at least 30 days after the request is received.

  DCA will last until the total monies allocated for DCA are exhausted or until We receive Your written termination request.  DCA automatically terminates on the maturity date.

  We do not charge any specific fees for You to participate in a DCA program.  However, transfers made through a DCA program, which only extends for fewer than 12 months will be included in counting the number of transfers of contract fund.  While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any contract year.

  We reserve the right to end the DCA program by sending You one month’s notice.

  Portfolio Rebalancing

  The Portfolio Rebalancing Option allows contract owners, who are not participating in a Dollar Cost Averaging program, to have Midland National automatically reset the percentage of contract fund allocated to each investment division to a pre-set level.  For example, You may wish to specify that 30% of Your contract fund be allocated to the Fidelity VIP Growth investment division, 40% in the Fidelity VIP High Income investment division and 30% in Fidelity VIP Overseas investment division.  Over time, the variations in the investment division’s investment results will shift the percentage allocations of Your contract fund.  If You elect this option, then at each contract anniversary, We will transfer amounts needed to “balance” the contract fund to the specified percentages selected by You.

  Rebalancing is not available to amounts in the General Account.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

  Even with a Portfolio Rebalancing Option, You can only allocate Your total contract fund in up to at most 10 investment divisions.  Portfolio Rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the Portfolio Rebalancing Option by sending You one month’s notice.  Contact Us at Our Administrative Office to elect the Portfolio Rebalancing Option.

  We do not charge any specific fees for You to participate in a portfolio rebalancing program.  However, transfers made through a portfolio rebalancing program which only extends for fewer than 12 months will be included in counting the number of transfers of contract fund.  While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any contract year.

  Contract Loans

  Using only Your contract as security, You may borrow up to 92% of the net cash surrender value (the contract fund less the surrender charge and less any contract debt).  If You request an additional loan, then the outstanding loan and loan interest will be added to the additional loan amount and the original loan will be canceled.  Thus, You will only have one outstanding loan.

  A loan taken from, or secured by, a contract may have federal income tax consequences.  See “TAX EFFECTS” on page 60.

  Interest Credited on Contract Loans.  The portion of the General Account that is equal to the contract loan will be credited with interest at a rate of 6% per year.

  Contract Loan Interest Charged. Currently, interest on a contract loan accrues daily at an annual interest rate of 8%.  We guarantee We will never charge a rate above 8% per year.

  Interest is due on each contract anniversary or, if earlier, on the date of loan repayment, surrender, or Insured’s death.  If You do not pay the interest when it is due, then it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your contract fund.  This means We make an additional loan to pay the interest and will transfer amounts from the General Account or the investment divisions to make the loan.  If We cannot allocate the interest based on these percentages, then We will allocate it as described below for allocating Your loan.

  We credit You interest on the outstanding loan amount, currently at an annual rate of 6%.  The loan interest spread is the difference between the amount of interest We charge, and the amount of interest We credit, on the outstanding loan.  The loan interest spread is also commonly referred to as net interest cost or net cost.

  After the 10th contract year, We guarantee that We will offer zero cost loans on any earnings available in Your contract at the time of the loan.  For this purpose, “earnings” are equal to Your contract fund less the total premiums paid.  We guarantee that the annual rate of interest credited on zero cost loans will be equal to the interest rate charged on zero cost loan amounts.  At the current time, We are charging 8% on zero cost loans and thus zero cost loans are being credited an annual interest rate of 8%.  If the Internal Revenue Service requires a higher contract loan interest rate, We will charge the minimum interest rate allowed. A zero cost loan may have tax consequences.  See “TAX EFFECTS” on page 60.

  You may request a loan by writing to Our Administrative Office.  You may also request a contract loan by faxing Us at Our Administrative Office at (605) 373-8557 or toll-free (877) 841-6709. Any requests sent to another number will not be considered received in Our Administrative Office.  You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions.  If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages as described under “How Contract Fund Charges Are Allocated” on page 58.  If the loan cannot be allocated this way, then We will allocate it in proportion to the unloaned amounts of Your contract fund in the General Account and each investment division.  We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division (and transfer these amounts to the General Account).

  Repaying The Loan. You may repay all or part of a contract loan while Your contract is inforce.  While You have a contract loan, We assume that any money You send Us is meant to repay the loan.  If You wish to have any of these payments serve as premium payments, then You must tell Us in writing.

  You may choose how You want Us to allocate Your repayments.  If You do not give Us instructions, We will allocate Your repayments based on Your premium allocation percentages.

  The Effects Of A Contract Loan On Your Contract Fund. A loan against Your contract will have a permanent effect on Your contract fund and benefits, even if the loan is repaid.  When You borrow on Your contract, We transfer Your loan amount into Our General Account where it earns a declared rate of interest.  You cannot invest that loan amount in any Separate Account investment divisions.  You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether they are better or worse than the rates declared for the unloaned portion of the General Account.  A contract loan will reduce the contract's ultimate death benefit and net cash surrender value.

  Your Contract May Lapse. Your loan may affect the amount of time that Your contract remains inforce.  For example, Your contract may lapse because the loan amount cannot be used to cover the monthly deductions that are taken from Your contract fund.  If these deductions are more than the net cash surrender value of Your contract, then the contract’s lapse provisions may apply.  Since the contract permits loans up to 92% of the net cash surrender value, loan repayments or additional premium payments may be required to keep the contract inforce, especially if You borrow the maximum. We may withhold two months of anticipated contract costs from the total amount available for loan to help prevent your contract from immediately entering a grace period.

  Withdrawing Money From Your Contract Fund

  You may request a partial withdrawal of Your net cash surrender value by writing to Our Administrative Office.  You may also request a partial withdrawal by faxing Us at Our Administrative Office at 605-335-8557 or toll-free (877) 208-6136.  Any requests sent to another number will not be considered received in Our Administrative Office.  If You make more than one partial withdrawal in a contract year, We will impose a partial withdrawal charge as explained in the paragraph entitled “Withdrawal Charges” listed below.   Partial withdrawals are subject to certain conditions.  They must:

    be at least $200,
    total no more than 50% of the net cash surrender value in any contract year, allow the death benefit to remain above the minimum for which We would issue the contract at that time, and allow the contract to still qualify as life insurance under applicable tax law.

  You may specify how much of the withdrawal You want taken from each investment division and Our General Account.  If You do not tell Us, then We will make the withdrawal as described in “Deductions and Charges – How Contract Fund Charges Are Allocated” on page 58.

  Completed partial withdrawal requests received, in good order, at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

  In general, We do not permit You to make a withdrawal on monies for which Your premium check has not cleared Your bank.

  Withdrawal Charges. When You make a partial withdrawal more than once in a contract year, a charge of $25 (or 2% of the amount withdrawn, whichever is less) will be deducted from Your contract fund.  If You do not give Us instructions for deducting the charge, then it will be deducted as described under “Deductions and Charges-How Contract Fund Charges Are Allocated” on page 58.

  The Effects Of A Partial Withdrawal. A partial withdrawal reduces the amount in Your contract fund, the cash surrender value and generally the death benefit on a dollar-for-dollar basis.  If the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater.  If You have elected death benefit option 1, then We will also reduce the face amount of Your contract so that there will be no change in the net amount at risk.  Both the withdrawal and any reductions will be effective as of the business day We receive Your request in good order at Our Administrative Office if it is received before 3:00 p.m. Central Time. If We receive Your request in good order at Our Administrative Office after 3:00 p.m. Central Time, then it will be effective on the following business day.

  Depending on individual circumstances, a contract loan might be better than a partial withdrawal if You need temporary cash.

  Partial withdrawals may have tax consequences.  See “TAX EFFECTS” on page 60.

  Surrendering Your Contract

  You may surrender Your contract for its net cash surrender value while the Insured person is living.  You do this by sending both a written request and the contract to Our Administrative Office.  The net cash surrender value equals the cash surrender value minus any   (contract debt).  If You surrender Your contract or allow it to lapse during the surrender charge period We will assess a surrender charge.  The net cash surrender value may be very low, especially during the early contract years.    During the surrender charge period (this period of time is the first 12 contract years after the date of issue or an increase in face amount), the cash surrender value is the contract fund minus the Surrender charge.  After the surrender charge period, the cash surrender value equals the contract fund.  We will compute the net cash surrender value as of the business day We receive Your request in good order and contract at Our Administrative Office.  All of Your insurance coverage will end on that date.

  Completed surrender requests received in good order at Our Administrative Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed surrender request in good order after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

  Surrendering Your contract may have income tax consequences.  See “TAX EFFECTS” on page 60.

  The General Account

  You may allocate all or some of Your contract fund to the General Account.  The General Account pays interest at a declared rate.  We guarantee the principal after deductions.  The General Account supports Our insurance and annuity obligations.  Any amounts in the General Account are subject to Our financial strength and claims-paying ability and Our long-term ability to make such payments.  We issue other types of insurance policies as well, and We also pay Our obligations under those products from Our assets in the General Account.

  Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act.

  You may accumulate amounts in the General Account by:

    allocating net premium and loan payments,
    transferring amounts from the investment divisions,
    securing any contract loans, or
    earning interest on amounts You already have in the General Account.

  This amount is reduced by transfers, withdrawals and allocated deductions.

  We pay interest on all Your amounts in the General Account.  The annual interest rates will never be less than 3.5%.  We may, at Our sole discretion, credit interest in excess of 3.5%.  You assume the risk that interest credited may not exceed 3.5% per year.  We may pay different rates on unloaned and loaned amounts in the General Account.  Interest compounds daily at an effective annual rate that equals the annual rate We declared.

  You may request a transfer between the General Account and one or more of the investment divisions, within limits.  See “Transfers Of Contract Fund” on page 46.

  The General Account may not be available in all states.  Your state of issue will determine if the General Account is available on Your contract.  Please check Your contract to see if the General Account is available to You.

  Deductions and Charges

  Deductions From Your Premiums

  We deduct a sales charge, a premium tax charge, and in some cases a service tax charge from each premium upon receipt.  The rest of each premium (called the net premium) is placed in Your contract fund.

  Sales Charge. We deduct a 2.5% sales charge from each premium payment.  This charge partially reimburses Us for the selling and distribution costs of this contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  (We also deduct a deferred sales charge if You surrender Your contract for its net cash surrender value or let Your contract lapse in the first 12 years.  See “Surrender Charge” on page 58.

  Since this charge is a percentage of paid premium, the amount of the charge will vary with the amount of premium.

  Premium Tax Charge. Some states and other jurisdictions (cities, counties, municipalities) tax premium payments and some levy other charges.  We deduct 2.25% of each premium for those tax charges.  These tax rates currently range from 0.75% to 4%.  We expect to pay at least 2.25% of most premiums in premium tax because of certain retaliatory provisions in the premium tax regulations.  The percentage We deduct for premium taxes is an average of what We anticipate owing, and therefore, may exceed the actual rate imposed by Your state, and will be deducted even if Your state does not impose a premium tax.

  If We pay less, then We may reduce the charge for the premium tax.

  This is a tax to Midland National so You cannot deduct it on Your income tax return.  Since the charge is a percentage of Your premium, the amount of the charge will vary with the amount of the premium.

  We may increase this charge if Our premium tax expenses increase.  We reserve the right to vary this charge by state.  If We make such a change, then We will notify You.

  Civil Service Allotment Service Charge.  If You have chosen the Civil Service Allotment Mode, then We deduct $.46 from each premium payment. The $.46 covers the extra expenses We incur in processing bi-weekly premium payments.

  Charges Against The Separate Account

  Fees and charges allocated to the investment divisions reduce the amount in Your contract fund.

  Mortality and Expense Risks. We charge for assuming mortality and expense risks.  We guarantee that monthly administrative and insurance deductions from Your contract fund will never be greater than the maximum amounts shown in Your contract.  The mortality risk We assume is that Insured people will live for shorter periods than We estimated. When this happens, We have to pay a greater amount of death benefits than We expected.  The expense risk We assume is that the cost of issuing and administering contracts will be greater than We expected.  We deduct a daily charge for mortality and expense risks at an effective annual rate of 0.90% of the value of assets in the Separate Account attributable to the contract.  We currently intend to reduce this charge to 0.50% after the 10th contract year (this is not guaranteed).  The investment divisions’ accumulation unit values reflect this charge.  See “Using Your Contract Fund – How We Determine The Accumulation Unit Value” on page45.  If the money We collect from this charge is not needed, then We profit.  We expect to make money from this charge.  To the extent sales expenses are not covered by the sales charge and the deferred sales charge, Our General Account assets, which may include amounts derived from this mortality and expense risk charge, will be used to cover sales expenses.

  Tax Reserve. We reserve the right to charge for taxes or tax reserves, which may reduce the investment performance of the investment divisions.  Currently, no such charge is made.

  Monthly Deductions From Your Contract Fund

  At the beginning of each contract month (including the contract date), the following three deductions are taken from Your contract fund.

    Expense Charge: This charge is $6.00 per month.  (currently We plan to make this deduction for the first 15 contract years only, but We reserve the right to deduct it throughout the life of the contract).  This charge covers the continuing costs of maintaining Your contract, such as premium billing and collections, claim processing, contract transactions, record keeping, communications with owners and other expense and overhead items.
    Charges for Additional Benefits: Monthly deductions are made for the cost of certain additional benefits. With the exception of the Living Needs Rider, the charges for any additional benefits You select will be deducted on the contract rider date and each monthly anniversary thereafter.  See the “FEE TABLE” on page 9 and “Additional Benefits” starting on page 28.  We may change these charges, but Your contract contains tables showing the guaranteed maximum rates for all of these insurance costs.
    Cost of Insurance Deduction: The cost of insurance deduction is Our current monthly cost of insurance rate times the net amount at risk at the beginning of the contract month. The net amount at risk is the difference between Your death benefit and Your contract fund.  If the current death benefit for the month is increased due to the requirements of federal tax law, then Your net amount at risk for the month will also increase.  For this purpose, Your contract fund amount is determined before deduction of the cost of insurance deduction, but after all of the other deductions due on that date.  The amount of the cost of insurance deduction will vary from month to month with changes in the amount at risk.  We may profit from this charge.

  The cost of insurance rate is based on a number of factors, including, but not limited to, the sex, attained age, and rating class of the Insured person at the time of the charge.  (In Montana, there are no distinctions based on sex.)  We place an Insured person that is a standard risk in the following rate classes: preferred non-smoker, non-smoker, and smoker.  The  Insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class.  We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in Your contract.  The maximum charges are based on the charges specified in the Commissioner’s 1980 Standard Ordinary Mortality Table.   The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male, preferred, nonsmoker, standard risk at various ages, for the first contract year.

  Illustrative Table of Monthly Cost of Insurance Rates

  (Rounded) per $1,000 of Net Amount at Risk

Male Attained Age 5 15 25 35 45 55 65	Guaranteed Maximum Rate $.07 .11 .13 .14 .29 .69 1.87	Current (Preferred Non-Smoker) Rate $.05 .10 .07 .08 .17 .36 .74

  For example, for a male preferred non-smoker, age 35 with a $150,000 face amount death benefit option 1 contract and an initial premium of $1,000, the first monthly deduction (taken on the date the contract is issued) is $17.92.  This example assumes the current monthly expense charge of $6.00 and the current cost of insurance deduction of $11.92.  The $11.92 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.08) times the amount at risk ($150,000 face less the initial Cash Value of $946.50 which is $1,000 of premium less the $25 for the sales charge less the $22.50 for the premium tax less the $6.00 expense charge).  This example assumes that there are no charges for riders or other additional benefits.

  The non-smoker cost of insurance rates are lower than the smoker cost of insurance rates.   To qualify, an Insured must be a standard risk and must meet additional requirements that relate to smoking habits.  The reduced cost of insurance rates depends on such variables as the attained age and sex of the Insured.

  The preferred non-smoker cost of insurance rates are lower than the non-smoker cost of insurance rates.   To qualify for the preferred non-smoker class, the Insured person must be age 20 or over and meet certain underwriting requirements.

  If the Variable Executive Universal Life contract is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964.  In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

  Changes in Monthly Charges. Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of Insured and will be based on changes in future expectations of investment earnings, mortality, the length of time contracts will remain in effect, expenses and taxes.

  Automatic Benefit Increase Charges. Please see “APPENDIX A” on page 78 for information on this rider. This rider is also known as the Cost of Living Rider 2.

  Transaction Charges

  In addition to the deductions described above, We charge fees for certain contract transactions.

    Partial Withdrawal of net cash surrender value.  You may make one partial withdrawal during each contract year without a charge. There is an administrative charge of $25 or 2 percent of the amount withdrawn, whichever is less, each time You make a partial withdrawal if more than one withdrawal is made during a contract year.
    Transfers.  Currently, We do not charge when You make transfers of contract fund among investment divisions.  We reserve the right to assess a $25 charge for each transfer after the twelfth in a contract year.

  How Contract Fund Charges Are Allocated

  Generally, deductions from Your contract fund for monthly or partial withdrawal charges are made from the investment divisions and the unloaned portion of the General Account.  They are made in accordance with Your specified deduction allocation percentages unless You instruct Us otherwise.  Your deduction allocation percentages may be any whole number (from 0 to 100) which add up to 100.  You may change Your deduction allocation percentages by writing to Our Administrative Office.  Changes will be effective as of the date We receive them in good order.

  If We cannot make a deduction in accordance with these percentages, We will make it based on the proportion of (a) to (b) where (a) is Your unloaned amounts in the General Account and Your amounts in the investment divisions and (b) is the total unloaned amount of Your contract fund.

  Deductions for transfer charges are made equally between the investment divisions from which the transfer was made. For example, if the transfer is made from two investment divisions, then the transfer charge assessed to each of the investment divisions will be $12.50.

  Loan Charge

  Loan interest is charged in arrears on the outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan on each contract anniversary (or, if earlier, on the date of loan repayment, contract lapse, surrender, contract termination, or the Insured’s death) and will bear interest at the same rate of the loan.  We currently charge an annual interest rate of 8.0% on loans.

  After offsetting the 3.5% annual interest rate We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 8.0%, the maximum guaranteed net cost (“loan interest spread”) of the loans is 4.5% annually in contract years 1-10.  However, the current cost of the loans is 2.0% annually in contract years 1-10.   The current net cost of 2.0% for contract years 1 – 10 is derived by taking the 8.0% annual interest rate that We currently charge on loans and reducing it by the 6.0% annual interest rate We credit to the portion of the General Account securing the standard loan.  If You take a loan after the 10th contract year that qualifies as a zero cost loan, then We guarantee that the cost of a loan up to the amount of any earnings (that is, contract fund less the total premiums paid at the time of the loan) will be 0.0%.  See “Contract Loans” on page 51.

  Surrender Charge

  The surrender charge is the difference between the amount in Your contract fund and Your contract’s cash surrender value for surrender charge period (this period of time is the first 12 contract years after the date of issue or increase in face amount).  It is a contingent, deferred issue charge and sales load designed to partially recover Our expenses in distributing and issuing contracts which are terminated by surrender or lapse in their early years (the sales charge is also designed to partially reimburse Us for these expenses).  The surrender charge includes deferred sales charges and deferred issue charges.  It is a contingent load because You pay it only if You surrender Your contract (or let it lapse) during surrender charge period.  It is a deferred load because We do not deduct it from Your premiums.  The amount of the load in a contract year is not necessarily related to Our actual sales expenses in that year.  We anticipate that the sales charge and surrender charge will not fully cover Our sales expenses.  If sales expenses are not covered by the sales and surrender charges, We will cover them with other assets.  The net cash surrender value, the amount We pay You if You surrender Your contract for cash, equals the cash surrender value minus any contract debt.

  The surrender charge includes deferred sales charges and deferred issue charges.  The deferred sales charge is the sum of two pieces:

  (1)   27.5% of any premium payment in the first 2 contract years up to one guideline annual premium.

  (2)   6.5% of all other premium payments.

  The sum of the above pieces is also limited by the guideline annual premium, times 6.5%, times the lesser of 20 years or the insured’s expected future lifetime at issue as determined by the 1980 CSO Mortality Table.  Your contract information page specifies the guideline annual premium.  It varies for each contract.

  During the first 7 contract years, the maximum deferred sales charge may be imposed.  Beginning in the 8th year the maximum deferred sales charge will be multiplied by a percentage:

Contract Year 8 9 10 11 12 13 and up	Percentage Multiple 83.33% 66.67% 50.00% 33.33% 16.67% 0.00%

  If there is an increase in face amount, there will also be an increase in the guideline annual premium.  All additions to the deferred sales charge, due to this increase, will be 6.5% of premiums.  The maximum limit will also increase by the additional guideline annual premium, times 6.5%, times the lesser of 20 years or the expected future lifetime (determined at the time of the increase using the 1980 CSO Mortality Table).   The total in the deferred sales charge prior to the increase in face amount will not be affected.

  If there is a decrease in the face amount, there will also be a decrease in guideline annual premium.  Future additions to the Deferred Sales Charge will follow the same rules as at issue with the new guideline annual premium.  Prior totals in the Deferred Sales Charge will not be affected.  You will not incur any Deferred Sales Charge, regardless of the amount and timing of premiums, if You keep this contract inforce for thirteen years.

  The following table shows the deferred issue charge per $1,000 of the face amount.  After the surrender charge period, there is no deferred issue charge.

  Table of Deferred Issue Charges

  Per Thousand Dollars of Face Amount

Contract Year 1-7 8 9 10 11 12 13+	Charge $3.00 $2.50 $2.00 $1.50 $1.00 $0.50 $0.00

  If there has been a change in face amount during the life of the contract, then the deferred issue charge is applied against the highest face amount inforce during the life of the contract.

  Accordingly, the maximum surrender charge is 27.50% of premium paid, plus $3.00 per thousand of Face Amount.  However, as explained above, in most cases, the surrender charge will be less than the maximum.

  Portfolio Expenses

  The value of the net assets of each investment division reflects the management fees and other expenses incurred by the corresponding portfolio in which the investment divisions invest.  Some portfolios also deduct 12b-1 fees from portfolio assets.  You pay these fees and expenses indirectly. Some portfolios may also impose redemption fees, which We would administer and deduct directly from Your contract fund.  Any redemption fee would be retained by or paid to the portfolio and not retained by Us. For further information, consult the portfolios’ prospectuses.

  TAX EFFECTS

  Introduction

  The following summary provides a general description of the federal income tax considerations associated with the contract and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based upon Our understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

  Tax Status of the Contract

  In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a contract must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited.  Nevertheless, We believe that a contract issued on a standard rate class basis should satisfy the applicable requirements.  There is less guidance, however, with respect to contracts issued on a substandard basis and it is not clear whether such contracts will in all cases satisfy the applicable requirements, particularly if You pay the full amount of premiums under this contract.  If it is subsequently determined that a contract does not satisfy the applicable requirements, We may take appropriate steps to bring the contract into compliance with such requirements and We reserve the right to restrict contract transactions in order to do so.

  In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets.  Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets.  We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

  In addition, the Code requires that the investments of the Separate Account be “adequately diversified” in order for the contracts to be treated as life insurance contracts for federal income tax purposes.  It is intended that the Separate Account, through the eligible funds, will satisfy these diversification requirements.

  The following discussion assumes that the contract will qualify as a life insurance contract for federal income tax purposes.

  Tax Treatment of Contract Benefits

  In General

  We believe that the death benefit under a contract should generally be excludible from the gross income of the beneficiary.  Federal, state and local transfer, and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each contract owner or beneficiary.  A tax advisor should be consulted on these consequences.

  Generally, the contract owner will not be deemed to be in constructive receipt of the contract cash value until there is a distribution.  When distributions from a contract occur, or when loans are taken out from or secured by a contract, the tax consequences depend on whether the contract is classified as a “modified endowment contract.”

  Modified Endowment Contracts (MEC)

  Under the Internal Revenue Code, certain life insurance contracts are classified as “Modified Endowment Contracts” (MEC) with less favorable tax treatment than other life insurance contracts.  Due to the flexibility of the contracts as to premiums and benefits, the individual circumstances of each contract will determine whether it is classified as a MEC.  In general a contract will be classified as a MEC if the amount of premiums paid into the contract causes the contract to fail the “7-pay test.”  A contract will fail the 7-pay test if at any time in the first seven contract years, the amount paid into the contract exceeds the sum of the level premiums that would have been paid at that point under a contract that provided for paid-up future benefits after the payment of seven level annual payments.

  If there is a reduction in the benefits under the contract during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the contract had originally been issued at the reduced face amount.  If there is a “material change” in the contract’s benefits or other terms, the contract may have to be retested as if it were a newly issued contract.  A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the contract which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven contract years.  To prevent Your contract from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits.  A current or prospective contract owner should consult a tax advisor to determine whether a contract transaction will cause the contract to be classified as a MEC.

  Distributions Other Than Death Benefits from Modified Endowment Contracts

  Contracts classified as modified endowment contracts are subject to the following tax rules:

  (1)         All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the contract owner’s investment in the contract only after all gain has been distributed.

  (2)         Loans taken from or secured by a contract classified as a modified endowment contract are treated as distributions and taxed accordingly.

  (3)         A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the contract owner has attained age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the contract owner’s beneficiary or designated beneficiary.

  If a contract becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract.  In addition, distributions from a contract within two years before it becomes a modified endowment contract will be taxed in this manner.  This means that a distribution made from a contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

  Distributions Other Than Death Benefits from Contracts that are not Modified Endowment Contracts

  Distributions other than death benefits from a contract that is not classified as a modified endowment contract are generally treated first as a recovery of the contract owner’s investment in the contract and only after the recovery of all investment in the contract as taxable income.  However, certain distributions which must be made in order to enable the contract to continue to qualify as a life insurance contract for federal income tax purposes if contract benefits are reduced during the first 15 contract years may be treated in whole or in part as ordinary income subject to tax.

  Loans from or secured by a contract that is not a modified endowment contract are generally not treated as distributions.  However, the tax consequences associated with loans after the 10th contract year to the extent that the cost of such loan is 0.0% are less clear and a tax advisor should be consulted about such loans.

  Finally, neither distributions from nor loans from or secured by a contract that is not a modified endowment contract are subject to the 10 percent additional income tax.

  Investment in the Contract

  Your investment in the contract is generally Your aggregate premiums.  When a distribution is taken from the contract, Your investment in the contract is reduced by the amount of the distribution that is tax-free.

  Contract Loans and the Benefit Extension Rider

  In general, interest on a contract loan will not be deductible.  If a contract loan is outstanding when a contract is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a contract loan, You should consult a tax advisor as to the tax consequences.

  This contract may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the contract without allowing the contract to lapse.  The aim of this strategy is to continue borrowing from the contract until its contract fund is just enough to pay off the contract loans that have been taken out and then relying on the Benefit Extension Rider to keep the contract in force until the death of the insured.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, if the death benefit under the benefit extension rider is lower than the contract’s original death benefit, then the contract might become a MEC which could result in a significant tax liability attributable to the balance of any contract debt.  Second, this strategy will fail to achieve its goal if the contract is a MEC or becomes a MEC after the periodic borrowing begins.  Third, this strategy has not been ruled on by the Internal Revenue Service (the “IRS”) or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this contract may be treated as taxable distributions when the rider causes the contract to be converted to a fixed contract.  In that event, assuming contract loans have not already been subject to tax as distributions, a significant tax liability could arise.  Anyone considering using the contract as a source of tax-free income by taking out contract loans should, before purchasing the contract, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

  Withholding

  To the extent that contract distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability.  Recipients can generally elect however, not to have tax withheld from distributions.

  Life Insurance Purchases by Residents of Puerto Rico

  In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

  Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

  The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents.  Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies.  In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance contract purchase.

  Multiple Contracts

  All modified endowment contracts that are issued by Us (or Our affiliates) to the same contract owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the contract owner’s income when a taxable distribution occurs.

  Continuation of Contract Beyond Age 100

  The tax consequences of continuing the contract beyond the Insured’s 100th year are unclear.  You should consult a tax advisor if You intend to keep the contract inforce beyond the Insured’s 100th year.

  Section 1035 Exchanges

  Generally, there are no tax consequences when You exchange one life insurance contract for another, so long as the same person is being insured (a change of the insured is a taxable event).  Paying additional premiums under the new contract may cause it to be treated as a modified endowment contract.  The new contract may also lose any “grandfathering” privilege, where You would be exempt from certain legislative or regulatory changes made after Your original contract was issued, if You exchange Your contract.  You should consult with a tax advisor if You are considering exchanging any life insurance contract.

  Living Needs Rider

  We believe that payments received under the Living Needs rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the Insured under the contract.  However, You should consult a qualified tax adviser about the consequences of adding this rider to a contract or requesting payment under this rider.

  Business Uses of Contract

  Businesses can use the contracts in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.  The tax consequences of such plans may vary depending on the particular facts and circumstances.  If You are purchasing the contract for any arrangement the value of which depends in part on its tax consequences, You should consult a qualified tax advisor.

  Employer-Owned Life Insurance Contracts

  Pursuant to recently enacted section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances).  An employer-owned life insurance contract is a life insurance contract owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contract.  It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j).  These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006.  A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

  Non-Individual Owners and Business Beneficiaries of Contracts

  If a contract is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the contract.  In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a contract, this contract could be treated as held by the business for purposes of the Section 264(f) entity-holder rules.  Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a contract, or before a business (other than a sole proprietorship) is made a beneficiary of a contract.

  Split-Dollar Arrangements

  The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements.  Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

  Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance contracts for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

  Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing contract, or the purchase of a new contract, in connection with a split-dollar life insurance arrangement should consult legal counsel.

  Alternative Minimum Tax

  There may also be an indirect tax upon the income in the contract or the proceeds of a contract under the federal corporate alternative minimum tax, if the owner is subject to that tax.

  Estate, Gift and Generation-Skipping Transfer Tax Considerations

  The transfer of the contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, when the Insured dies, the death proceeds will generally be includable in the Owner’s estate for purposes of federal estate tax if the Insured owned the contract.  If the Owner was not the Insured, the fair market value of the contract would be included in the Owner’s estate upon the Owner’s death.  The contract would not be includable in the Insured’s estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

  Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

  Qualified tax advisers should be consulted concerning the estate and gift tax consequences of contract ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

  Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

  The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%.  Commencing in 2012, these exemption amounts will be indexed for inflation.

  The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

  The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.

  Foreign Tax Credits

  We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

  Possible Tax Law Changes

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise.  Consult a tax advisor with respect to legislative developments and their effect on the contract.

  Our Income Taxes

  Under current federal income tax law, We are not taxed on the Separate Account’s operations.  Thus, currently We do not deduct a charge from the Separate Account for federal income taxes.   We reserve the right to charge the Separate Account for any future federal income taxes We may incur.

  Under current laws in several states, We may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and We are not currently charging for them.  If they increase, We may deduct charges for such taxes.

  ADDITIONAL INFORMATION ABOUT THE CONTRACTS

  Your Right To Examine This Contract

  For a limited period of time, as specified in Your contract, You have a right to examine the contract.  If for any reason You are not satisfied with it, then You may cancel the contract.  You cancel the contract by sending it to Our Administrative Office along with a written cancellation request.  Generally, Your cancellation request must be postmarked by the latest of the following dates:

    10 days after You receive Your contract,
    10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right), or
    45 days after You sign Part 1 of the contract application.

  If state law requires a longer right to examine period, it will be noted on the cover page of Your contract.

  In all cases, We allocate Your premiums according to Your instructions on the contract’s record date. Generally, if You cancel Your contract during the right to examine period, then We will return all of the charges deducted from Your paid premiums and contract fund, plus the contract fund.  The contract fund will reflect both the positive and negative investment performance of the investment divisions chosen by You in the contract application. Where required by state law, We will refund the sum of all premiums paid.

  Insurance coverage ends when You send Your request.

  Your Contract Can Lapse

  Your Variable Executive Universal Life insurance coverage continues as long as the net cash surrender value of Your contract is enough to pay the monthly deductions that are taken out of Your contract fund.  During the minimum premium period, coverage continues if Your paid premiums (less any withdrawals or loans) exceed the schedule of required minimum premiums.  If neither of these conditions is true at the beginning of any contract month, then We will send written notification to You (and any assignees on Our records) that a 61-day grace period has begun and that a specified amount of current premium is due.

  If We receive payment of this amount before the end of the grace period, then We will use that amount to pay the overdue deductions.  We will put any remaining balance in Your contract fund and allocate it in the same manner as Your previous premium payments.

  If We do not receive payment within 61 days, then Your contract will lapse without value.  We will withdraw any amount left in Your contract fund.  We will apply this amount to the deductions owed to Us, including any applicable Surrender charge.  We will inform You (and any assignee) that Your contract has ended without value.

  If the Insured person dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest, and overdue deductions.

  You May Reinstate Your Contract

  You may reinstate the contract within 5 years after lapse.  To reinstate the contract, You must:

    fully complete an application for reinstatement,
    provide satisfactory evidence of insurability for the Insured person or persons to be insured, pay enough premium to cover all overdue monthly deductions, or minimum premium depending on the duration of the contract and the minimum premium period, increase the contract fund so that the contract fund minus any contract debt equals or exceeds the surrender charge, pay or restore of any contract debt.

  The effective date of reinstatement will be the beginning of the contract month that coincides with or follows the date that We approve Your reinstatement application.  Previous loans will be reinstated.

  You may not reinstate a contract once it is surrendered.

  Contract Periods And Anniversaries

  We measure contract years, contract months, and contract anniversaries from the contract date shown on Your contract information page.  Each contract month begins on the same day in each calendar month.  The calendar days of 29, 30, and 31 are not used.  Our right to challenge a contract and the suicide exclusion are measured from the contract date.  See “Limits On Our Right To Challenge The Contract” on page 69.

  Maturity Date

  The maturity date is the first contract anniversary after the Insured person’s 100th birthday.  The contract ends on that date if the Insured person is still alive and the maturity benefit is paid.

  If the Insured person survives to the maturity date and You would like to continue the contract, We will extend the maturity date as long as this contract qualifies as life insurance according to the Internal Revenue Service and Your state.  If the maturity date is extended, the contract may not qualify as life insurance and there may be tax consequences.  A tax advisor should be consulted before You elect to extend the maturity date.  In order to continue the contract beyond the original maturity date, We require that the death benefit not exceed the contract fund on the original maturity date.

  In order to extend the maturity date, all of the following conditions must be satisfied:

  (a)          The contract can not be in the grace period;

  (b)         All of the contract fund must be transferred to either the General Account or the Money Market investment division; and

  (c)          Death benefit option 1 must be elected.

  (See the “Extended Maturity Option” section on page 30 for further details about this option.) See “TAX EFFECTS” on page 60.

  We Own The Assets Of Our Separate Account

  We own the assets of Our Separate Account and use them to support Your contract and other variable life contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account.  The assets in the Separate Account generally are not chargeable with liabilities arising out of any other business We conduct.  Your contract fund values and the assets supporting them in the Separate Account are protected from and against any claims arising out of Our other businesses not involving the Separate Account.  Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

  Changing the Separate Account

  We have the right to modify how We operate Our Separate Account.  We have the right to:

    add investment divisions to, or remove investment divisions from, Our Separate Account;
    combine two or more investment divisions within Our Separate Account;
    withdraw assets relating to the contract from one investment division and put them into another;
    eliminate the shares of a portfolio and substitute shares of another portfolio of the funds or another open-end investment company.  This may happen if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the purposes of the Separate Account;
    register or end the registration of Our Separate Account under the Investment Company Act of 1940;
    operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of interested parties of Midland National);
    disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract.  (We would do so only if required by state insurance regulatory authorities or otherwise pursuant to insurance law or regulation); and
    operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments.  In choosing these investments, We will rely on Our own judgment or that of an outside adviser for advice.  In addition, We may disapprove of any change in investment advisers or in investment policies unless a law or regulation provides differently.

  If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment divisionuntil You tell Us otherwise.

  Limits On Our Right To Challenge The Contract

  We can challenge the validity of Your insurance contract (based on material misstatements in the application) if it appears that the Insured person is not actually covered by the contract under Our rules.  There are limits on how and when We can challenge the contract:

    We cannot challenge the contract after it has been in effect, during the Insured person’s lifetime, for two years from the date the contract was issued or reinstated.  (Some states may require Us to measure this in some other way.)
    We cannot challenge any contract change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during the Insured person’s lifetime.
    We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured person in the event that the Insured person becomes totally disabled.
    If the Insured person dies during the time that We may challenge the validity of the contract, then We may delay payment until We decide whether to challenge the contract.
    If the Insured person’s age or sex is misstated on any application, then the death benefit and any additional benefits will be changed.  They will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured person’s correct age and sex.
    If the Insured person commits suicide within two years after the date on which the contract was issued, then the contract will terminate and the total of all paid premiums minus the amount of any outstanding contract loan and loan interest minus any partial withdrawals of net cash surrender value.  If the Insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (Some states require Us to measure this time by some other date).

  Your Payment Options

  You may choose for contract benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment.  Payments under these options are not affected by the investment performance of any investment division.  Instead, interest accrues pursuant to the option chosen.  If You do not arrange for a specific form of payment before the Insured person dies, then the beneficiary will have this choice.  However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

  Lump Sum Payments

  In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest credited to amounts in the Midland National Access Account is taxable as income to the beneficiary.

  The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

  Optional Payment Methods

  Our consent is required when an optional payment is selected and the payee is either an assignee or not a natural person (i.e., a corporation).  Currently, these alternate payment options are only available if the proceeds applied are more than $10,000 and periodic payments are at least $50.

  You have the following options:

  1)            Deposit Option: The money will stay on deposit with Us for a period that We agree upon.  You will receive interest on the money at a declared interest rate.

  2)            Installment Options: There are two ways that We pay installments:

  a)      Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

  b)      Fixed Amount: We will pay the sum in installments in an amount that We agree upon.  We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

  3)            Monthly Life Income Option: We will pay the money as monthly income for life.  You may choose from 1 of 4 ways to receive this income.  We will guarantee payments for:

  a)      at least 5 years (called “5 Years Certain”);

  b)      at least 10 years (called “10 Years Certain”);

  c)      at least 20 years (called “20 Years Certain”); or

  d)      payment for life.  With a life only payment option, payments will only be made as long as the payee is alive.  Therefore, if the payee dies after the first payment, only one payment will be made.

  4)      Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

  We guarantee interest under the deposit installment options at 2.75% a year, but We may allow a higher rate of interest.

  The beneficiary, or any other person who is entitled to receive payment, may name a successor to receive any amount that We would otherwise pay to that person’s estate if that person died.  The person who is entitled to receive payment may change the successor at any time.

  We must approve any arrangements that involve more than one of the payment options, or a payee who is a fiduciary or not a natural person.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  These include:

    rules on the minimum amount We will pay under an option,
    minimum amounts for installment payments,
    withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment), the naming of people who are entitled to receive payment and their successors, and the ways of proving age and survival.

  You will choose a payment option (or any later changes) and Your choice will take effect in the same way as it would if You were changing a beneficiary.  (See “Your Beneficiary” below).  Any amounts that We pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

  Even if the death benefit under the contract is excludible from income, payments under payment options may not be excludible in full.  This is because earnings on the death benefit after the Insured’s death are taxable and payments under the payment options generally include such earnings.  You should consult a tax advisor as to the tax treatment of payments under payment options.

  Your Beneficiary

  You name Your beneficiary in Your contract application.  The beneficiary is entitled to the death benefits of the contract.  You may change the beneficiary during the Insured's lifetime by writing to Our Administrative Office.  If no beneficiary is living when the Insured dies, We will pay the death benefit to the owner or owner's estate.

  Assigning Your Contract

  You may assign Your rights to this contract.  You must send a copy of the assignment to Our Administrative Office.  We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment.  An absolute assignment is a change of ownership. There may be tax consequences.

  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis.

  This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contract, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

  When We Pay Proceeds From This Contract

  We will generally pay any death benefits, net cash surrender value, or loan proceeds within seven days after receiving the required form(s) at Our Administrative Office.  Death benefits are determined as of the date of the Insured person’s death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions.  We pay interest from the date of death to the date of payment.

  We may delay payment and transfers for one or more of the following reasons:

  (1)    We are investigating the claim, contesting the contract, determining that the beneficiary is qualified to receive the proceeds (e.g., is not a minor or responsible for causing the death), or resolving other issues that must be determined before payment (e.g., conflicting claims to the proceeds).

  (2)    We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or the SEC has declared that an emergency exists.

  (3)    The SEC, by order, permits Us to delay payment to protect Our contract owners.

  If, pursuant to SEC rules, the Fidelity VIP Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then We will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding investment division until the Fund is liquidated.

  We may also delay any payment until Your premium checks have cleared Your bank.  We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive Your request.  We will not defer payment if it is used to pay premium on a Midland National life insurance policy or contract.

  Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or “freeze” or block Your contract fund.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, loans, surrenders, or death benefits, make transfers, or continue making payments under Your payment option.  If a contract fund were frozen, the contract fund would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your contract to government agencies or departments.

  CHANGE OF ADDRESS NOTIFICATION

  To protect You from fraud or theft, We may verify any changes in address You request by sending a confirmation of the change of address to Your old address.

  Your Voting Rights As An Owner

  We invest the assets of Our Separate Account divisions in shares of the funds’ portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

    to elect the funds’ Boards of Directors,
    to ratify the selection of independent auditors for the funds, and on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.

  Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.  We will vote at shareholder meetings according to Your instructions.

  The funds will determine how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The funds are not required to hold a meeting in any given year.

  If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that  portfolio.  We will also vote any fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote.  If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict contract owner voting, then We may do so.

  You may participate in voting only on matters concerning the fund portfolios in which Your contract fund has been invested.  We determine Your voting shares in each division by dividing the amount of Your contract fund allocated to that division by the net asset value of one share of the corresponding fund portfolio.  This is determined as of the record date set by the funds’ Board for the shareholders meeting.  We count fractional shares.

  If You have a voting interest, We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the funds’ adviser or the investment policies of its portfolios.  We will advise You if We do.

  Other insurance companies own shares in the funds to support their variable insurance products.  We do not foresee any disadvantage to this.  Nevertheless, the funds’ Boards of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners.

  Distribution of the Contracts

  We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the contracts.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms.

  Sales commissions may vary, but the maximum commission payable for contract sales is 50% of premiums during contract year 1, 2.5% during contract years 2-15, and 0% following contract year 15.  We may also pay additional commissions calculated as a percentage of Your contract fund value at specified times (e.g. at the end of the fifth contract year).  Further, for each premium received following an increase in base face amount, a commission on that premium will be paid up to the target premium for the increase in each year.  The commission for the increase in face amount will be calculated using the commission rates for the corresponding contract year.  We pay commissions for contracts sold to contract owners in the substandard risk underwriting class and for rider premiums based on Our rules at the time of payment.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

  We also pay for some of Sammons Securities Company’s other expenses, including the following sales expenses: registered representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the contracts.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

  Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the contracts may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

  A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this contract to You.  You may wish to take such payments into account when considering and evaluating any recommendations relating to the contract. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

  We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) deductions from Your premiums; (b) the surrender charge; (c) the mortality and expense charge; (d) the cost of insurance deduction; (e) payments, if any, received from the funds or their managers; and (f) investment earnings on amounts allocated under contracts to the General Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

  The Statement of Additional Information (SAI) can provide You with more detailed information about distribution expenses, commissions, and compensation than is contained in this prospectus.  A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative.

  Legal Proceedings

  Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on, the Separate Account, on the ability of Sammons Securities Company, LLC to perform under its distribution agreement, or the ability of the Company to meet its obligations under the contract.

  Financial Statements

  Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information.  Our financial statements should be distinguished from the Separate Account’s financial statements and You should consider Our financial statements only as bearing upon Our ability to meet Our obligations under the contracts.  For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to Us at Our Administrative Office.

  Definitions

  Accumulation Unit means the units credited to each investment division in the Separate Account.

  Administrative Office means where You can write to Us to make transaction requests or service requests.  The address is:

  Midland National Life Insurance Company

  One Sammons Plaza

  Sioux Falls, SD  57193

  You may also call Us at Our Administrative Office toll-free at (800) 272-1642.  We have different fax (facsimile) numbers for different types of services.  To send Us transaction requests by fax (facsimile), You should use the following fax numbers: (605) 335-8557 or (877) 841-6709 (toll-free).  To send Us service requests by fax (facsimile), You should use the following fax numbers: (605) 335-3621 or (877) 208-6136 (toll-free).

  Age means the age of the Insured person on his/her last birthday which immediately precedes the contract date.

  Attained Age means the age the Insured person on his/her birthday preceding a contract anniversary date.

  Beneficiary means the person or persons to whom the contract’s death benefit is paid when the Insured person dies.

  Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

  Cash Surrender Value means the contract fund on the date of surrender, less any surrender charge.

  Contract Anniversary means the same month and day of the contract date in each year following the contract date.

  Contract Date means the date from which contract anniversaries and contract years are determined.

  Contract Debt means the total loan on the contract on that date plus the interest that has accrued, but has not been paid as of that date.

  Contract Fund means the total amount of monies in Our Separate Account A attributable to Your in-force contract plus any monies in Our General Account for Your contract.

  Contract Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.

  Contract Year means a year that starts on the contract date or on each anniversary thereafter.

  Death Benefit means the amount payable under Your contract when the Insured person dies.

  Evidence of Insurability means evidence, satisfactory to Us, that the Insured person is insurable and meets Our underwriting standards.

  Face Amount means the amount stated on the face of Your contract that will be paid either upon the death of the Insured or the contract maturity, whichever date is earlier.

  Full Loan Value means the net cash surrender value minus any loan interest that will accrue till the next contract anniversary.

  Funds mean the investment companies, commonly called mutual funds, available for investment by Separate Account A on the contract date or as later changed by Us.

  Inforce means the Insured person’s life remains Insured under the terms of the contract.

  Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of the fund.

  Minimum Premium Period means the period of time, beginning on the contract date and ending five years from the contract date.

  Modified Endowment Contract is a contract where premiums are paid more rapidly than the rate defined by a 7-pay test.

  Monthly Anniversary means the day of each month that has the same numerical date as the contract date.

  Net Cash Surrender Value means the cash surrender value less any outstanding contract loan.

  Net Premium means the premium paid less any deduction for premium taxes, less any deduction for the sales charge and less any applicable service charge.  .

  Record Date means the date the contract is recorded on Our books as an inforce contract.

  Rider Date means the date the rider takes effect.

  Separate Account means Our Separate Account A which receives and invests Your net premiums under the contract.

  Specified Amount means the face amount of the contract. The term “specified amount” used in Your contract has the same meaning as the term “face amount” used in this prospectus.

  Surrender Charge means a charge made only upon surrender of the contract.  It includes a charge for sales-related expenses and issue-related expenses.

  APPENDIX A

  Generally, only contracts issued after May 1, 1998, and prior to July 15, 2004 contain the Automatic Benefit Increase Provision Rider. The only exception to this would be if Your application was in the underwriting process prior to July 15, 2004. If this is the case, You may have an contract date later than July 15, 2004 and still have the Automatic Benefit Increase Provision Rider. This rider is also known as the Cost of Living Rider 2.

  If Your contract contains this rider, the following details apply:

  Fee Table

  Periodic Fees Related to Owning the Contract Other than Portfolio Operating Expenses

Charge	When Charge Is Deducted	Amount Deducted[i]
		Maximum Guaranteed Charge	Current Charge
Optional Rider Charges
Automatic Benefit Increase Provision Rider	Not Applicable	None	None[i]

  iThe rider does not require separate monthly deductions, but it does affect the amount of Your monthly cost of insurance deduction by increasing Your face amount.

  Automatic Benefit Increase (“ABI”) Provision: Under this rider Your face amount can automatically increase every two years, based on increases in the Consumer Price Index. The increases will occur on the 2nd contract anniversary and every two years thereafter, unless You reject an increase. The increases continue until the rider terminates. We send You a notice about the increase amounts at least 30 days before the increase date. You have the right to reject any increase by sending Us a written notice to Our Administrative Office before it takes effect. If You reject an increase, then the ABI Provision Rider terminates. (See Your ABI rider for exact details.)

  We calculate each face amount increase under the ABI Provision Rider as follows:

  (a)    The eligible face amount, multiplied by

  (b)    The Consumer Price Index 5 months before the increase date, divided by

  (c)    The Consumer Price Index 29 months before the increase date, minus

  (d)    The eligible face amount from part (a).

  The eligible face amount is the sum of the portions of the face amount of insurance that are in the standard premium class.

  The maximum increase is the lesser of $50,000 or 20% of the eligible face amount. The ABI Provision Rider automatically terminates once the total of the increases is more than twice the initial face amount. The Consumer Price Index is the U.S. Consumer Price Index for all urban customers as published by the U.S. Department of Labor. (See Your contract form for more details on this index.)

  Rider Charges.  The ABI Provision Rider does not require separate monthly deductions, but it does affect the amount of Your monthly cost of insurance deduction.  As the automatic increases are applied, Your face amount of insurance will increase and, consequently, the amount at risk will also increase.  The monthly cost of insurance deduction will increase to cover the additional amount at risk.

  Note:  Face amount increases under the ABI Provision Rider—

    increase the planned and minimum premiums. (See Your ABI Provision Rider and Your Base Contract Form for exact details.)
    the increased portion of the face amount establishes a new surrender charge schedule based upon the attained age and rating class at the time the face amount increase becomes effective.
    may have tax consequences.  Consult Your tax advisor.

  Termination of Rider. This rider will terminate if any of the following occur.

  (a)    You reject an increase in the face amount provided by this rider;

  (b)   the face amount is decreased (by current company practice, We will not terminate the rider due to a  partial withdrawal decreasing the face amount);

  (c)    the anniversary following the Insured’s 60th birthday;

  (d)   this contract terminates;

  (e)    We receive Your written request to terminate this rider;

  (f)     the sum of all face amount increases provided by this rider exceeds two times the initial face amount;

  (g)    monthly deductions are waived under a disability benefit rider;

  (h)    We determine that Our notice about an increase will not reach You (for example, if We mail a notice to You and the postal system returns it to Us marked “addressee unknown”.

  The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account A, including more information about distribution expenses, commissions, and compensation, than is contained in the prospectus. The SAI is incorporated by reference into this prospectus and is legally a part of this prospectus.  A free copy of the SAI can be obtained by calling 800-272-1642 or by contacting Your registered representative. We will send You a copy of the SAI within 3 business days of Your request.

  Personalized illustrations of death benefits, cash surrender values, and cash values are also available free of charge upon request.  You can obtain a personalized illustration or make other contract inquiries by contacting Our Administrative Office at:

  Midland National Life Insurance Company

  One Sammons Plaza

  Sioux Falls, SD 57193

  Phone:  (800) 272-1642

  Fax:  (605) 335-3621 or toll-free (877) 208-6136

  Information about the Separate Account can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about the Separate Account are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102

  SEC File No. 811-05271

  veul_sai.htm - Midland National Life Insurance Company

  STATEMENT OF ADDITIONAL INFORMATION FOR THE

  VARIABLE EXECUTIVE UNIVERSAL LIFE

  Flexible Premium Variable Universal Life Contract

  Issued By:

  MIDLAND NATIONAL LIFE INSURANCE COMPANY

  (through the Midland National Life Separate Account A)

  This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Variable Executive Universal Life Insurance Contract (“contract”) offered by Midland National Life Insurance Company.  You may obtain a free copy of the prospectus dated May 1, 2011, by contacting Us at:

  Midland National Life Insurance Company

  One Sammons Plaza

  Sioux Falls, SD 57193

  (605) 335-5700 (telephone)

   (800) 272-1642 (toll-free telephone)

  (877) 841-6709 (toll-free facsimile for transaction requests)

  (877) 208-6136 (toll-free facsimile for administrative requests)

  Terms used in this SAI have the same meanings as in the current prospectus for the contract.

  This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this contract and the prospectuses for the 58 portfolios currently available in the contract.

  Dated May 1, 2011

  The contract

  Contract Owner

  Death Benefit

  Payment Options

  Premium Limitations

  about us

  Midland National Life Insurance Company

  Our Separate Account A

  Our Reports To Contract Owners

  Dividends

  Distribution Of The Contracts

  Regulation

  Discount For Employees Of Sammons Enterprises, Inc.

  Legal Matters

  Financial Matters

  Additional Information

  Performance

  illustrations

  Financial Statements

  The contract

  The entire contract is made up of the contract, including any supplemental benefit, schedules, the signed written application for the contract, and any attached supplemental written application(s).  We assume that each statement made in the written application is made to the best of the knowledge and belief of the person(s) who made them and, in the absence of fraud, those statements are deeded to be representations and not warranties.  We cannot use any statement to deny a claim or to void the contract unless it is contained in a written application that is made part of the contract by attachment or insertion.

  Contract Owner

  The contract owner is the insured unless another individual has been named in the application.  As contract owner, You are entitled to exercise all rights under Your contract while the insured is alive. Without any beneficiary consent You can:

  1.       Transfer ownership of Your contract by absolute assignment;

  2.       Designate, change or revoke a contingent owner; or

  3.       Change any revocable beneficiary during the insured’s lifetime.

  With each irrevocable beneficiary’s consent, You may:

    Change the irrevocable beneficiary during the insured’s lifetime;
    Receive any benefit, exercise any right, and use any privilege granted by Your contract allowed by Us; or
    Agree with Us to any change or amendment of Your contract.

  If You die while the insured is alive, the contingent owner, if any, will become the owner.  If there is no contingent owner, ownership will pass to Your estate.

  Death Benefit

  As long as the contract is still in force, We will pay the death benefit to the beneficiary when the insured dies.  Federal tax law may require a greater death benefit than the one provided for in Your contract.  This benefit is a percentage multiple of Your contract fund. The percentage declines as the insured person gets older (this is referred to as the “corridor” percentage). The minimum death benefit will be Your contract fund on the day the insured person dies multiplied by the percentage for his or her age. For this purpose, age is the attained age (last birthday) at the beginning of the contract year of the insured person’s death.  Below is a table of corridor percentages and some examples of how they work.

  Table of Corridor Percentages

  Based on Contract Fund

If the Insured Person’s Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Contract Fund	If the Insured Person’s Age Is This	The Death Benefit Will Be At Least Equal To This Percent Of The Contract Fund
0-40	250%	60	130%
41	243%	61	128%
42	236%	62	126%
43	229%	63	124%
44	222%	64	122%
45	215%	65	120%
46	209%	66	119%
47	203%	67	118%
48	197%	68	117%
49	191%	69	116%
50	185%	70	115%
51	178%	71	113%
52	171%	72	111%
53	164%	73	109%
54	157%	74	107%
55	150%	75-90	105%
56	146%	91	104%
57	142%	92	103%
58	138%	93	102%
59	134%	94	101%
		95-99	100%

  These percentages are based on federal income tax law which requires a minimum death benefit, in relation to contract fund, for Your contract to qualify as life insurance.

  For example, assume the insured person is 55 years old and the face amount is $100,000. The “corridor percentage” at that age is 150%. Under option 1, the death benefit will generally be $100,000. However, when the contract fund is greater than $66,666,67, the corridor percentage applies and the death benefit will be greater than $100,000 (since 150% of $66,666.67 equals $100,000). In this case, at age 55, We multiply the contract fund by a factor of 150%. So if the contract fund were $70,000, then the death benefit would be $105,000.

  Under option 2, the death benefit is the face amount plus the contract fund. In this example, if a 55 year-old had a face amount of $100,000 and a contract fund of $200,000, then the death benefit would be $300,000. This figure results from either: (a) adding the face amount to the contract fund or (b) multiplying the contract fund by the corridor percentage. For all contract funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the contract fund above $200,000, the death benefit would increase by $1.50 (at that age).

  Payment Options

  You may choose for contract benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice.  Payment options will also be subject to Our rules at the time of selection.

  Premium Limitations

  Federal law limits the premiums that can be paid if this contract is to qualify as life insurance for tax purposes.  We will not accept a premium that would cause this limit to be exceeded.  If We accept such a premium in error, We will refund it as soon as the error is discovered.

  If a contract change is executed that causes this contract to exceed the maximum premium limits allowed by federal law, We will refund the excess premium when the total premiums paid exceed the federal limits.

  We will accept any premium needed to keep this contract in force.

  about us

  Midland National Life Insurance Company

  We are Midland National Life Insurance Company, a stock life insurance company. We were organized, in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company”. We were reincorporated as a stock life insurance company in 1909. Our name, Midland National Life Insurance Company, was adopted in 1925. We redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

  Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

  Our Financial Condition:  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to our contractowners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

  State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to our contractowners or to provide collateral necessary to finance Our business operations.

  We encourage both existing and prospective contractowners to read and understand our financial statements, which are included in this Statement of Additional Information ("SAI").

  Our Separate Account A

  The “Separate Account” is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment contracts. The Separate Account meets the definition of a “Separate Account” under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National’s other assets.  The assets of the Separate Account may not be used to pay any of Our other liabilities.  We are obligated to pay all amounts guaranteed under the contract.

  The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to ten of the fifty-eight investment divisions of Our Separate Account at any one time.

  Our Reports To Contract Owners

  We currently intend to send You reports shortly after the end of the third, sixth, ninth, and twelfth contract months of each contract year that show:

  •         the current death benefit for Your contract,

  •         Your contract fund,

  •         information about investment divisions,

  •         the cash surrender value of Your contract,

  •         the amount of Your outstanding contract loans,

  •         the amount of any interest that You owe on the loan, and

  •         information about the current loan interest rate.

  The annual report will show any transactions involving Your contract fund that occurred during the contract year. Transactions include Your premium allocations, Our deductions, and Your transfer or withdrawals. The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions). We may change these reporting practices. Confirmations will be sent to You for transfers of amounts between investment divisions and certain other contract transactions.

  Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance contract is delivered.

  We will send You semi-annual reports with financial information on the funds.

  Dividends

  We do not pay any dividends on these contracts.

  Distribution Of The Contracts

  The contracts are offered to the public on a continuous basis, but we have discontinued the offering.

  Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the contracts.  Sammons Securities Company is a Delaware limited liability company and is its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly-owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

  Sammons Securities Company received sales compensation with respect to these contracts and other variable life policies not included in this registration statement under the Midland National Life Separate Account A in the following amounts during the years indicated:

Fiscal year	Aggregate Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Commissions Retained by Sammons Securities Company*

2008	$7,179,896	$72,557
2009	$4,282,773	$47,429
2010	$3,349,631	$36,540

  * Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland National’s variable universal life insurance contracts under Separate Account A.

  Sammons Securities Company passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the contracts.  However, under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

  •         sales representative training allowances,

  •         deferred compensation and insurance benefits,

  •         advertising expenses, and

  •         all other expenses of distributing the contracts.

  We and/or Sammons Securities Company may pay certain selling firms additional amounts for

  •         “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

  •         sales promotions relating to the contracts;

  •         costs associated with sales conferences and educational seminars for their sales representatives; and

  •         other sales expenses incurred by them.

  We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

  Regulation

  We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. This contract has been filed with and, as necessary, approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

  We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations with respect to the Separate Account and the contracts.

  Discount For Employees Of Sammons Enterprises, Inc.

  Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s contract during the first year. All other contract provisions will apply.

  Legal Matters

  The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

  Financial Matters

  The financial statements of Midland National Life Separate Account A and Midland National Life Insurance Company, included in this SAI and the registration statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in this SAI and in the registration statement. The address for PricewaterhouseCoopers LLP is 100 E. Wisconsin Ave., Suite 1800, Milwaukee, WI 53202. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.

  Additional Information

  We have filed a Registration Statement relating to the Separate Account and the variable life insurance contract described in this SAI with the SEC.  The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this SAI under the rules and regulations of the SEC. If You would like additional information, then You may obtain it from the SEC’s main office in Washington, DC. You will have to pay a fee for the material.

  Performance

  Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.  We base the performance information on the investment experience of the investment division and the funds.  The information does not indicate or represent future performance.

  Total return quotations reflect changes in funds’ share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge.  The quotations will not reflect deductions from premiums (the sales charge, premium tax charge, and any per premium expense charge), the monthly deduction from the contract fund (the expense charge, the cost of insurance charge, and any charges for additional benefits), the surrender charge, or other transaction charges.  These fees and charges would have reduced the performance shown.  Therefore, these returns do not show how actual investment performance will affect contract benefits.  A cumulative total return reflects performance over a stated period of time.  An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.  Average annual total returns tend to smooth out variations in an investment division’s returns and are not the same as actual year-by-year results.

  Midland National may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.

  illustrations

  Midland National Life Insurance Company may provide individual hypothetical illustrations of contract fund, cash surrender value, and death benefits based on the funds’ historical investment returns.  These illustrations will reflect the deduction of expenses in the funds and the deduction of contract charges, including the mortality and expense risk charge, the deductions from premiums, the monthly deduction from the contract fund and the surrender charge.  The hypothetical illustrations are designed to show the performance that could have resulted if the contract had been in existence during the period illustrated and do not indicate what contract benefits will be in the future.

  Financial Statements

  The financial statements of Midland National Life Insurance Company included in this Statement of Additional Information should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland National Life Insurance Company to meet its obligations under the contracts.  They should not be considered as bearing upon the investment performance of the assets held in the Separate Account.

  MNLIC
  MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010 and 2009

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                          1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2010 and 2009       2

     Consolidated Statements of Income for the years ended
       December 31, 2010, 2009 and 2008                                 3

     Consolidated Statements of Stockholder's Equity and
       Comprehensive Income (Loss) for the years ended
       December 31, 2010, 2009 and 2008                                 4

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2010, 2009 and 2008                                 5

     Notes to Consolidated Financial Statements                         7

                         Report of Independent Auditors

To the Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiaries

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland
National Life Insurance Company and Subsidiaries (the "Company") at December 31,
2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 25, 2011

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, WI  53202

T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2010 and 2009
(Amounts in Thousands, except par value)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      2010                 2009
                                                                                 -----------------   ------------------

ASSETS
Investments
    Fixed maturities, available for sale, at fair value                               $24,516,373          $22,256,805
    Equity securities, at fair value                                                      424,953              462,328
    Mortgage loans                                                                        247,133              241,001
    Policy loans                                                                          333,186              315,979
    Short-term investments                                                                248,637              353,271
    Derivative instruments                                                                425,656              435,085
    Other invested assets                                                                 983,630              337,514
                                                                                 -----------------   ------------------
              Total investments                                                        27,179,568           24,401,983
Cash                                                                                       50,517              269,749
Accrued investment income                                                                 237,447              217,912
Deferred policy acquisition costs                                                       1,502,244            1,798,826
Deferred sales inducements                                                                455,628              626,447
Present value of future profits of acquired businesses                                     21,015               21,767
Federal income tax asset, net                                                              58,019              410,274
Other receivables, other assets and property, plant and equipment                         146,950              145,213
Reinsurance receivables                                                                 1,889,376            2,079,974
Separate account assets                                                                 1,001,274              934,472
                                                                                 -----------------   ------------------
              Total assets                                                            $32,542,038          $30,906,617
                                                                                 =================   ==================
LIABILITIES
Liabilities
Policyholder account balances                                                         $24,817,393          $23,244,885
Policy benefit reserves                                                                 1,049,300            1,003,106
Policy claims and benefits payable                                                        119,949               99,461
Repurchase agreements, other borrowings and collateral on
 derivative instruments                                                                 2,527,412            2,974,315
Derivative instruments                                                                     10,541               51,187
Other liabilities                                                                         729,027              674,515
Separate account liabilities                                                            1,001,274              934,472
                                                                                 -----------------   ------------------
              Total liabilities                                                        30,254,896           28,981,941
                                                                                 -----------------   ------------------
STOCKHOLDER'S EQUITY
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     issued and outstanding                                                                 2,549                2,549
    Additional paid-in capital                                                            335,907              301,827
    Retained earnings                                                                   1,860,073            1,599,861
    Accumulated other comprehensive income (loss)                                          88,613             (483,751)
                                                                                 -----------------   ------------------
              Total Midland National Life Ins. Co. stockholder's equity                 2,287,142            1,420,486
Noncontrolling interest                                                                         -              504,190
                                                                                 -----------------   ------------------
              Total stockholder's equity                                                2,287,142            1,924,676
                                                                                 -----------------   ------------------
              Total liabilities and stockholder's equity                              $32,542,038          $30,906,617
                                                                                 =================   ==================

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                               2010             2009              2008
                                                                           --------------  ----------------  ---------------

REVENUES
Premiums                                                                       $ 146,850         $ 147,415        $ 137,156
Interest sensitive life and investment product charges                           303,991           295,560          288,514
Net investment income                                                          1,407,708         1,059,608          966,440
Net gains (losses) on derivatives and derivative instruments                     191,371          (157,076)         (37,865)
Net unrealized gain from variable interest entity                                      -            35,795           27,442
Net realized investment gains                                                     94,571           154,827          117,775
Total other-than-temporary impairment losses                                     (75,139)          (83,778)         (87,404)
Noncredit portion in other comprehensive income                                    3,557            12,307                -
                                                                           --------------  ----------------  ---------------
              Net impairment loss recognized in earnings                         (71,582)          (71,471)         (87,404)
Other income                                                                      15,045            12,419           16,583
                                                                           --------------  ----------------  ---------------
              Total revenue                                                    2,087,954         1,477,077        1,428,641
                                                                           --------------  ----------------  ---------------
BENEFITS AND EXPENSES
Interest credited to policyholder account balances                               881,856           541,266          447,901
Benefits incurred                                                                302,497           238,071          245,319
Amortization of deferred sales inducements                                        80,765            60,246           74,081
                                                                           --------------  ----------------  ---------------
              Total benefits                                                   1,265,118           839,583          767,301
Operating and other expenses (net of commissions and other
 expenses deferred)                                                              116,552           162,648           92,491
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                          221,904           175,601          178,739
                                                                           --------------  ----------------  ---------------
              Total benefits and expenses                                      1,603,574         1,177,832        1,038,531
                                                                           --------------  ----------------  ---------------
              Income before income taxes                                         484,380           299,245          390,110
Income tax provision                                                             131,908           102,308          138,996
                                                                           --------------  ----------------  ---------------
              Net income                                                         352,472           196,937          251,114
Less:  Net income attributable to noncontrolling interests (net
 of tax $0 in 2010, $9,992 in 2009 and $533 in 2008)                                   -           (57,373)          (6,437)
                                                                           --------------  ----------------  ---------------
              Net income attributable to Midland National Life Ins. Co.        $ 352,472         $ 139,564        $ 244,677
                                                                           ==============  ================  ===============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                   Midland National Life Insurance Co. Stockholder's Equity
                                                              -------------------------------------------------------------------

                                                                               Additional
                                                                 Common          Paid-in         Retained        Comprehensive
                                                                  Stock          Capital         Earnings           Income
                                                              --------------  --------------   -------------   ------------------

Balance, December 31, 2007                                        $   2,549       $ 268,707      $1,306,927
Comprehensive income (loss)
    Net income                                                                                      244,677         $    244,677
    Other comprehensive income  (loss)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax $390,545)                                                            (725,299)
      Pension liability (net of tax ($1,259))                                                                             (2,337)
      Post-retirement liability (net of tax $682)                                                                          1,266
                                                                                                               ------------------
              Comprehensive (loss)                                                                                  $   (481,693)
                                                                                                               ==================
Capital contribution                                                                 50,000
Dividends paid on common stock                                                                      (46,740)
                                                              --------------  --------------   -------------
Balance, December 31, 2008                                            2,549         318,707       1,504,864
Cumulative effect of non-credit impairment losses
 from prior periods (net of tax ($3,796))                                                             7,050
Comprehensive income (loss)
    Net income                                                                                      139,564         $    139,564
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments,
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $165,204)                                                                                  306,808
      Pension liability (net of tax ($1,200))                                                                             (2,229)
      Post-retirement liability (net of tax $340)                                                                            630
                                                                                                               ------------------
              Comprehensive income                                                                                  $    444,773
                                                                                                               ==================
Equity transactions with noncontrolling interests, net                              (16,880)
Capital contribution
Dividends paid on common stock                                                                      (51,617)
                                                              --------------  --------------   -------------
Balance, December 31, 2009                                            2,549         301,827       1,599,861
Deconsolidation of variable interest entity                                          16,880
Comprehensive income (loss)
    Net income                                                                                      352,472              352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $310,610)                                                                                  576,847
      Pension liability (net of tax ($1,760))                                                                             (3,269)
      Post-retirement liability (net of tax ($654))                                                                       (1,214)
                                                                                                               ------------------
              Comprehensive income                                                                                  $    924,836
                                                                                                               ==================
Capital contribution                                                                  5,000
Employee stock ownership plan                                                        12,200
Dividends paid on common stock                                                                      (92,260)
                                                              --------------  --------------   -------------
Balance, December 31, 2010                                        $   2,549       $ 335,907      $1,860,073
                                                              ==============  ==============   =============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                              ----------------------------------------------------------
                                                                    Accumulated
                                                                       Other                               Total
                                                                   Comprehensive      Noncontrolling   Stockholder's
                                                                   Income (Loss)        Interest           Equity
                                                                 ------------------  ---------------   ---------------

Balance, December 31, 2007                                            $    (55,540)        $      -       $ 1,522,643
Comprehensive income (loss)
    Net income                                                                                6,437           251,114
    Other comprehensive income  (loss)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax $390,545)              (725,299)                          (725,299)
      Pension liability (net of tax ($1,259))                               (2,337)                            (2,337)
      Post-retirement liability (net of tax $682)                            1,266                              1,266
              Comprehensive (loss)
Capital contribution                                                                        127,400           177,400
Dividends paid on common stock                                                                                (46,740)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2008                                                (781,910)         133,837         1,178,047
Cumulative effect of non-credit impairment losses
 from prior periods (net of tax ($3,796))                                   (7,050)                                 -
Comprehensive income (loss)
    Net income                                                                               57,373           196,937
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments,
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $165,204)                                    306,808                            306,808
      Pension liability (net of tax ($1,200))                               (2,229)                            (2,229)
      Post-retirement liability (net of tax $340)                              630                                630
              Comprehensive income
Equity transactions with noncontrolling interests, net                                       16,880
Capital contribution                                                                        296,100           296,100
Dividends paid on common stock                                                                                (51,617)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2009                                                (483,751)         504,190         1,924,676
Deconsolidation of variable interest entity                                                (504,190)         (487,310)
Comprehensive income (loss)
    Net income                                                                                                352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $310,610)                                    576,847                            576,847
      Pension liability (net of tax ($1,760))                               (3,269)                            (3,269)
      Post-retirement liability (net of tax ($654))                         (1,214)                            (1,214)
              Comprehensive income
Capital contribution                                                                                            5,000
Employee stock ownership plan                                                                                  12,200
Dividends paid on common stock                                                                                (92,260)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2010                                             $    88,613         $      -       $ 2,287,142
                                                                 ==================  ===============   ===============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                       2010               2009               2008
                                                                   -------------  -----------------  -----------------

OPERATING ACTIVITIES
Net income                                                            $ 352,472          $ 196,937          $ 251,114
Adjustments to reconcile net income to net cash
 provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and present value
     of future profits of acquired businesses                           302,669            235,847            252,821
    Net amortization of premiums and discounts
     on investments                                                    (131,051)           (89,973)           (53,509)
    Amortization of index options                                       179,637            165,439            258,469
    Employee stock ownership plan                                        12,200                  -                  -
    Policy acquisition costs deferred                                  (263,602)          (214,843)          (239,169)
    Sales inducements deferred                                          (92,589)           (74,579)           (96,598)
    Net realized investment (gains) losses and net
     impairment losses recognized in earnings                           (22,989)           (83,356)           (30,371)
    Net (gains) losses on derivatives and derivative
     instruments                                                       (191,371)           157,076             37,865
    Net unrealized gains from variable interest entity                        -            (35,795)           (27,442)
    Provision (benefit) for deferred income taxes                        20,151            (17,781)            21,142
    Net interest credited and product charges on
     universal life and investment policies                             895,216            436,536            365,747
    Changes in other assets and liabilities
      Net receivables                                                   (23,954)           (57,028)            (8,417)
      Net payables                                                       71,909            125,697             18,239
      Policy benefits                                                   102,645             55,813             91,041
      Other, net                                                        (49,117)              (567)             4,410
                                                                   -------------  -----------------  -----------------
              Net cash provided by operating activities               1,162,226            799,423            845,342
                                                                   -------------  -----------------  -----------------

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                      2010               2009               2008
                                                                 ----------------  -----------------  -----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                   5,026,800          7,712,355          8,621,197
    Equity securities                                                    224,575            100,281            138,241
    Mortgage loans                                                        52,252             33,601             43,499
    Derivative instruments                                                     -              9,987             45,877
    Other invested assets                                                 52,778             37,206             26,382
Cost of investments acquired
    Fixed maturities                                                  (6,821,533)        (9,049,051)       (10,928,448)
    Equity securities                                                   (160,158)          (102,725)          (130,751)
    Mortgage loans                                                       (61,773)           (25,893)            (4,720)
    Derivative instruments                                              (125,959)          (162,597)          (423,186)
    Other invested assets                                                (31,865)           (28,219)           (84,276)
Change in cash due to deconsolidation of VIE                            (159,827)                 -                  -
Net change in policy loans                                               (17,207)              (487)           (16,081)
Net change in short-term investments                                     104,634           (175,000)           174,597
Net change in collateral on derivatives                                  (86,174)           183,681            (92,372)
Net change in amounts due to/from brokers                                 30,861            144,838              5,189
                                                                 ----------------  -----------------  -----------------
              Net cash used in investing activities                   (1,972,596)        (1,322,023)        (2,624,852)
                                                                 ----------------  -----------------  -----------------
FINANCING ACTIVITIES
Receipts from universal life and investment  products                  2,906,068          2,779,877          2,798,104
Benefits paid on universal life and investment  products              (2,189,030)        (2,076,795)        (1,870,294)
Net change in repurchase agreements and other borrowings                 (38,643)          (258,701)           820,615
Receipts related to noncontrolling interests, net                              -            296,100            127,400
Capital contributions received                                             5,000                  -             50,000
Dividends paid on common stock                                           (92,257)           (51,617)           (46,740)
                                                                 ----------------  -----------------  -----------------
              Net cash provided by financing activities                  591,138            688,864          1,879,085
                                                                 ----------------  -----------------  -----------------
              Net increase (decrease) in cash                           (219,232)           166,264             99,575
Cash
Beginning of year                                                        269,749            103,485              3,910
                                                                 ----------------  -----------------  -----------------
End of year                                                            $  50,517          $ 269,749          $ 103,485
                                                                 ================  =================  =================
SUPPLEMENTAL INFORMATION
Cash paid during the year for
 Income taxes, paid to parent                                           $ 51,374          $ 204,153          $  59,855
Interest on other borrowings                                               2,381              4,594              5,044

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
--------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. MNL Reinsurance Company ("MNL Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in Iowa. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for
        Life and Health Insurance ("North American").

        Midland National is a limited partner in Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a
        private investment company and variable interest entity. At December 31,
        2009 and 2008, Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% and 62.9%
        of the Fund, respectively. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting
        Standards Board ("FASB"), the Company deconsolidated the Fund as of
        January 1, 2010. See Note 6 for further discussion of the
        deconsolidation of the Fund.

        Basis of Presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Significant intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        During 2009, the FASB issued revised guidance effective January 1, 2010, related to VIEs whereby an enterprise is required to perform an analysis on all entities with which it has a financial interest. The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns. If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE, or both. The
        Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the Company's consolidated financial statements.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP") and policy benefit reserves for traditional life insurance policies.

        Interest Rate Risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity Risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty Risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair Value of Financial Assets, Financial Liabilities, and Financial
        Instruments

        The Company has adopted the guidance on fair value option for financial assets and financial liabilities. This guidance allows the Company to elect to fair value certain financial assets and financial liabilities.
        The election is irrevocable and is made contract by contract. The
        Company has not elected to utilize the fair value option for any of its eligible financial assets or financial liabilities.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale Securities

        Fair value for fixed maturity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded, fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage Loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term Investments

        The carrying amounts for short-term investments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative Instruments

        Fair value for options are based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other Invested Assets

        Other invested assets consist primarily of limited partnerships. The
        Company adopted guidance for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent) for the year ended December 31, 2009. The guidance permits, as a practical expedient, a reporting entity to measure the fair value of an investment on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment
        (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date. The Company's limited partnerships are measured using this method.

        Reinsurance Receivables - Embedded Derivatives from Reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate Account Assets

        Separate account assets are reported at estimated fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder Account Balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Fair value for embedded derivatives related to indexed life and annuity products is determined based on models the Company has developed to estimate the fair value of the liabilities.

        Repurchase Agreements, other Borrowings and Collateral on Derivative
        Instruments

        The fair value of the Company's reverse repurchase agreements is tied to the market value of the underlying collateral securities. The fair value of other borrowings which consist of borrowings from the Federal Home
        Loan Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and Investment Income

        Available-for-sale Securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and noncredit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of stockholder's equity.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        As previously discussed in the Organization section of this footnote, the Company consolidated the Fund at December 31, 2009 and 2008. As an investment company, the Fund did not classify its fixed maturity investments into the three previously described categories. In addition, the Fund, and therefore the Company in its consolidation of the Fund, reported its fixed maturity investments at fair value but the unrealized gains and losses were reported as net unrealized gain from variable interest entity in the consolidated statements of income rather than as a component of OCI in the consolidated statements of stockholder's equity. The Company has included $1,265,946 in available-for-sale fixed maturity securities of the Fund in the accompanying consolidated balance sheets as of December 31, 2009. The unrealized gains on these fixed maturity securities of $34,739 and $27,311 for the years ended December
        31, 2009 and 2008, respectively, were reported as net unrealized gain from variable interest entity in the accompanying consolidated statements of income. In addition, the Fund held one preferred stock that was reported as an equity security in the accompanying consolidated balance sheets. The reported value of this security was $3,049 as of
        December 31, 2009 and the unrealized gain of $1,056 and $131 for the years ended December 31, 2009 and 2008, respectively, was reported as a component of net unrealized gain from variable interest entity in the accompanying consolidated statements of income. Subsequent to the deconsolidation of the Fund, the fair value of the Company's equity position in the Fund of $627,226 is reported in other invested assets in the consolidated balance sheets at December 31, 2010. See Note 6 for further discussion of the deconsolidation the Fund.

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $84,434 and $96,981 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2010 and 2009, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMOs and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment ("OTTI") policy. At December 31, 2010 and 2009, 76% and 62%, respectively, of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage Loans

        Mortgage loans are carried at the adjusted unpaid balances.
        Approximately 38% of the Company's mortgage loan portfolio is located in
        Florida, Georgia, North Carolina, and South Carolina and 14% is located in California, Oregon and Washington. The composition of the mortgage loan portfolio by property characteristic category as of December 31,
        2010 was as follows: Office 19%, Industrial 11%, Residential 12%, Retail
        4%, Apartment 2%, and Other 52%. During 2010, six new mortgages were originated for $58,890. Two new mortgages were originated in 2009 for
        $25,893, the majority of which related to an additional mortgage on the property of an indirect affiliate (see Note 16). The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and
        Florida. At December 31, 2010, the reported value of these reverse mortgages was $29,456. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on nonperforming loans is generally recognized on a cash basis. The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized impairment charges against earnings of
        $1,036 (two loans) and $1,530 (four loans) for the years ended December
        31, 2010 and 2009, respectively. There was no impairment charge recognized in 2008.

        Policy Loans

        Policy loans are carried at unpaid principal balances.

        Short-term Investments

        Short-term investments primarily include commercial paper, money market funds and fixed income securities acquired with less than one year to maturity and are stated at amortized cost.

        Derivative Instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Other Invested Assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the fair value, cost, equity or consolidation method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet.
        In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $39,176 and $40,092 as of
        December 31, 2010 and 2009, respectively.

        Other-than-temporary Impairment Losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. During the latter part of 2008, the general credit markets were distressed and there was illiquidity in many of the markets where the Company traded its fixed income securities. The credit market conditions improved during 2009 and improvements in credit markets and a low interest rate environment during 2010 resulted in additional fair value gains in the Company's fixed income securities portfolio. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        Effective January 1, 2009, the Company implemented new guidance issued by the FASB that expands the determination of whether an impairment of debt securities is other-than-temporary and the determination of the amount of the impairment to charge against earnings. When an OTTI has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a noncredit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost.
        The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the noncredit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2010, 2009 and 2008, the Company recorded $71,582, $71,471 and
        $87,404, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income. The Company was required to recognize the cumulative effect of initially applying this guidance in 2009. For the fixed income securities held at the beginning of 2009 for which an
        OTTI was previously recognized and the Company did not intend to sell and it was not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the cumulative effect of initially applying this guidance is recognized as an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated OCI. The amount of the cumulative effect adjustment recognized by the Company was $7,050, which is reported in the accompanying consolidated statements of stockholder's equity.

        Investment Income

        Investment income is recorded when earned. Net realized investment gains
        (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and noninterest bearing deposits held by custodial banks.

        Derivatives and Derivative Instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.
        Effectiveness is evaluated on a retrospective and prospective basis.

        The changes in fair value of derivative instruments designated as effective fair value hedges and the changes in fair value of the hedged fixed income securities are reported as a component of net gains
        (losses) on derivatives and derivative instruments. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives and derivative instruments in the period of change.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of stockholder's equity (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to effective fair value hedges and nonhedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued Investment Income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred Policy Acquisition Costs

        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred Sales Inducements

        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present Value of Future Profits of Acquired Businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,546, $1,300, $1,119, $1,248 and $1,180 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of estimates of current or future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance Receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those companies to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables. The
        Company uses reinsurance for capital relief and risk mitigation on life and annuity products. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The
        Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate Account Assets and Liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy Claims and Benefits Payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred on the consolidated statements of income.

        Recognition of Traditional Life Insurance Revenue and Policy Benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,049,300 and $1,003,106 at
        December 31, 2010 and 2009, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2010 and 2009.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life
        Insurance Products and Investment Contracts ("Interest Sensitive
        Policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $24,817,393 and
        $23,244,885 at December 31, 2010 and 2009, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 1.00% to 6.60%
        in 2010 and from 2.00% to 7.50% in 2009. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase Agreements

        As part of its investment strategy, the Company enters into reverse repurchase agreements to increase the Company's investment return. The
        Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2010 and 2009, there were
        $2,063,855 and $2,424,585, respectively, of such agreements outstanding.
        The collateral for these agreements is held in short-term investments and fixed maturities in the consolidated balance sheets.

        Dividends and Distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net income or
        10% of the insurance companies' statutory surplus at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income Taxes

        The Company is a member of the Sammons Enterprises Inc. ("SEI")
        consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
        Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from,
        SEI in the amount they would have paid to, or received from, the
        Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Comprehensive Income

        Comprehensive income for the Company includes net income and OCI, which includes pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, noncredit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently Adopted Authoritative Guidance

        Fair Value Measurements

        Effective January 1, 2010, the Company adopted the additional guidance on disclosures for fair value measurements as issued by the FASB. The new disclosures add a requirement to disclose transfers in and out of
        Level 1 and 2 measurements and clarify two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques.
        The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        Other-than-temporary Impairments

        In April 2009, the FASB issued amended guidance on the recognition and presentation of OTTI and required additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered OTTI if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an OTTI as well. In addition, if the
        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings.
        If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss which is recognized as a charge against earnings and a noncredit related loss that is recognized in accumulated other comprehensive loss. The adoption of the guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI.
        The Company adopted the guidance as required on January 1, 2009, recorded a reclassification of $7,050 from retained earnings to accumulated OCI and included the additional disclosures as required.

        See Note 1 for additional discussion on this guidance.

        Transfers of Financial Assets

        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        The Company adopted the guidance January 1, 2010. The new guidance did not have a material effect on the consolidated financial statements.

        Variable Interest Entities

        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether a company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether a company is the primary beneficiary of a VIE, which could result in deconsolidation of previously consolidated entities. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The Company adopted the guidance effective January 1, 2010. The Company has evaluated its investments in limited partnerships, a re-securitization trust, and the Fund to determine if there are VIE's which would require consolidation or deconsolidation in accordance with this new guidance.
        As a result of adopting the new guidance the Company determined a previously consolidated VIE should be deconsolidated.

        See Note 6 for further discussion.

        Recently Issued Authoritative Guidance

        Fair Value Measurements

        In January 2010, the FASB issued additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. This guidance is effective for fiscal years beginning after December 15,
        2010. The Company believes the guidance will not have a material impact on the consolidated financial statements, but will increase the disclosures about fair value.

        Investments Held through Separate Accounts

        In April 2010, the FASB issued additional guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer's interests. A company should not combine general account and separate account interests in the same investment when assessing the investment for consolidation. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also provides guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The guidance is effective for fiscal years beginning after December 15, 2010. The Company does not expect the guidance to have a material effect on the consolidated financial statements.

        Allowance for Credit Losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.
        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the
        Company's mortgage loan portfolio. The new disclosure requirements are effective for reporting periods ending after December 15, 2011. The guidance does not change current accounting guidance but requires additional disclosures. The Company believes the guidance will not have any impact on the consolidated financial statements, but will increase the disclosures about the allowance for credit losses.

        Deferred Policy Acquisition Costs and Deferred Sales Inducements

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. The guidance is effective for periods beginning after
        December 31, 2011 and is to be applied prospectively. Early adoption and retrospective application are optional. The Company is currently evaluating the impact the new guidance will have on the consolidated financial statements, but it could be material.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                            December 31, 2010                     December 31, 2009
                                                     ----------------------------------  ------------------------------------
                                                       Carrying          Estimated           Carrying          Estimated
                                                        Value            Fair Value           Value            Fair Value
                                                     ---------------  -----------------  -----------------  -----------------

Financial assets
Available-for-sale
    Fixed maturities                                   $ 24,516,373       $ 24,516,373       $ 22,256,805       $ 22,256,805
    Equity securities                                       424,953            424,953            462,328            462,328
Mortgage loans                                              247,133            219,546            241,001            207,576
Short-term investments                                      248,637            248,637            353,271            353,271
Derivative instruments                                      425,656            425,656            435,085            435,085
Other invested assets                                       983,630            998,669            337,514            362,471
Reinsurance receivables - embedded
 derivatives from reinsurance ceded                          26,061             26,061              6,676              6,676
Separate account assets                                   1,001,274          1,001,274            934,472            934,472
Financial liabilities
Policyholder account balances
    Investment-type insurance contracts                $ 14,193,220       $ 12,724,974       $ 12,808,780       $ 11,444,929
    Indexed life and annuity embedded derivatives           (40,622)           (40,622)            26,158             26,158
Repurchase agreements, other borrowings
 and collateral on derivative instruments                $2,527,412         $2,527,412         $2,974,315         $2,974,315
Derivative instruments                                       10,541             10,541             51,187             51,187

        Fair Value Measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using nonbinding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds and noninterest bearing cash. As required by the fair value measurements guidance, the
        Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.
        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing service uses a discounted cash flow model or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2010 and 2009 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2010
                                                      --------------------------------------------------------------------------
                                                        Quoted Prices
                                                         in Active          Significant
                                                        Markets for            Other           Significant
                                                         Identical           Observable        Unobservable
                                                        Instruments            Inputs            Inputs
                                                         (Level 1)           (Level 2)          (Level 3)            Total
                                                      ----------------   -----------------  -----------------  -----------------

Financial assets (carried at fair value)
Fixed maturities
    U.S. government and agencies                                  $ -         $ 3,357,124                $ -        $ 3,357,124
    Municipal securities                                            -           3,015,347                  -          3,015,347
    Corporate securities                                            -           7,422,540          1,148,275          8,570,815
    Residential mortgage-backed securities                          -           2,864,008            205,743          3,069,751
    Commercial mortgage-backed securities                           -           1,417,735                 94          1,417,829
    Asset-backed securities                                         -           2,456,071          2,457,780          4,913,851
    Other debt obligations                                          -              84,254             87,402            171,656
                                                      ----------------   -----------------  -----------------  -----------------
              Total fixed maturities                          $     -        $ 20,617,079         $3,899,294       $ 24,516,373
Equity securities
    Financial services                                        $     -           $ 287,542          $  10,826          $ 298,368
    Other                                                           -              86,762             39,823            126,585
                                                      ----------------   -----------------  -----------------  -----------------
              Total equity securities                         $     -           $ 374,304          $  50,649          $ 424,953
Derivative instruments
    Options                                                   $     -           $ 209,211            $     -          $ 209,211
    Interest rate swaps, credit default swaps
    and interest rate floors                                        -              23,143                  -             23,143
    Futures                                                   193,302                   -                  -            193,302
                                                      ----------------   -----------------  -----------------  -----------------
           Total derivative instruments                     $ 193,302           $ 232,354            $     -          $ 425,656
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Indexed annuity products ceded                            $     -             $     -          $ (23,614)         $ (23,614)
    Indexed annuity funds withheld                                  -                   -             49,675             49,675
                                                      ----------------   -----------------  -----------------  -----------------
              Total reinsurance receivables                   $     -             $     -          $  26,061          $  26,061
Separate account assets                                    $1,001,274             $     -            $     -         $1,001,274
Financial liabilities (carried at fair value)
Policy account balances - index
 life and annuity embedded derivatives                              -                   -            (40,622)           (40,622)
Derivative instruments
    Interest rate swaps and credit default swaps                    -              10,541                  -             10,541
                                                      ----------------   -----------------  -----------------  -----------------
              Total derivative instruments                    $     -           $  10,541            $     -          $  10,541

                                                                               December 31, 2009
                                                  ---------------------------------------------------------------------------
                                                    Quoted Prices
                                                     in Active          Significant
                                                    Markets for            Other           Significant
                                                     Identical          Observable         Unobservable
                                                    Instruments           Inputs              Inputs
                                                     (Level 1)           (Level 2)          (Level 3)            Total
                                                  -----------------   ----------------   -----------------  -----------------

Financial assets (carried at fair value)
Fixed maturities
U.S. government and agencies                               $     -         $3,254,711             $     -         $3,254,711
Non U.S. governments                                             -                  -                   -                  -
Corporate securities                                             -          6,617,649             754,956          7,372,605
Residential mortgage-backed securities                           -          1,942,431           1,154,910          3,097,341
Commercial mortgage-backed securities                            -          1,289,682              65,423          1,355,105
Asset-backed securities                                          -          1,943,826           2,836,787          4,780,613
Other debt obligations                                           -          2,157,165             239,265          2,396,430
                                                  -----------------   ----------------   -----------------  -----------------
              Total fixed maturities                             -         17,205,464           5,051,341         22,256,805
Equity securities                                                -            437,084              25,244            462,328
Derivative instruments                                           -            435,085                   -            435,085
Reinsurance receivables - embedded
 derivatives from reinsurance ceded                              -                  -               6,676              6,676
Separate account assets                                    934,472                  -                   -            934,472
Financial liabilities (carried at fair value)
Policy account balances - indexed
 life and annuity embedded derivatives                     $     -            $     -           $  26,158          $  26,158
Derivative instruments                                      23,159             28,028                   -             51,187

        Approximately 16% and 23% of the total fixed maturities are included in the Level 3 group at December 31, 2010 and 2009, respectively.

        The following tables summarize certain marketable securities and investments categorized as Level 3 by valuation methodology as of
        December 31, 2010 and 2009:

                                                                            December 31, 2010
                                                        -----------------------------------------------------------
                                                           Third-party            Priced
                                                             Source             Internally             Total
                                                        ------------------  -------------------  ------------------

Fixed maturities
    Corporate securities                                        $  83,957          $ 1,064,318         $ 1,148,275
    Residential mortgage-backed securities                              -              205,743             205,743
    Commercial mortgage-backed securities                               -                   94                  94
    Asset-backed securities                                             -            2,457,780           2,457,780
    Other debt obligations                                              -               87,402              87,402
                                                        ------------------  -------------------  ------------------
              Total fixed maturities                               83,957            3,815,337           3,899,294
Equity securities
    Financial services                                                  -               10,826              10,826
    Other                                                               -               39,823              39,823
                                                        ------------------  -------------------  ------------------
              Total fixed maturities                                    -               50,649              50,649
                                                        ------------------  -------------------  ------------------
                                                                $  83,957          $ 3,865,986         $ 3,949,943
                                                        ==================  ===================  ==================
              Percent of total                                        2%                 98%               100%
                                                        ==================  ===================  ==================

                                                                            December 31, 2009
                                                       ------------------------------------------------------------
                                                          Third-party            Priced
                                                            Source             Internally             Total
                                                       ------------------   ------------------  -------------------

Fixed maturities
    Corporate securities                                      $  181,604           $  573,352           $  754,956
    Residential mortgage-backed securities                         2,350            1,152,560            1,154,910
    Commercial mortgage-backed securities                         50,965               14,458               65,423
    Asset-backed securities                                       96,342            2,740,446            2,836,788
    Other debt obligations                                       118,179              121,085              239,264
                                                       ------------------   ------------------  -------------------
              Total fixed maturities                             449,440            4,601,901            5,051,341
Equity securities                                                      -               25,244               25,244
                                                       ------------------   ------------------  -------------------
                                                       ------------------   ------------------  -------------------
                                                              $  449,440          $ 4,627,145          $ 5,076,585
                                                       ==================   ==================  ===================
              Percent of total                                       9%                 91%                100%
                                                       ==================   ==================  ===================

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2010 and 2009 are as follows:

                                                                  December 31, 2010
                                  ----------------------------------------------------------------------------------
                                                Realized and Unrealized    Purchases,
                                                    Gains (Losses)         Issuances,
                                               --------------------------     and       Transfers in
                                  Beginning    Included in   Included in   Settlements  and/or out of     Ending
                                   Balance      Net Income       OCI          (Net)      Level 3 (A)      Balance
                                  -----------  --------------------------  ------------ --------------  ------------

Financial assets
 (carried at fair value)
Fixed maturities
   Municipal securities            $ 132,606        $    -        $    -        $    -     $ (132,606)       $    -
   Corporate securities              754,957           578        63,256       122,218        207,266     1,148,275
   Residential mortgage-
    backed securities                470,648        (4,974)       43,211       (75,718)      (227,424)      205,743
   Commercial mortgage-
    backed securities                749,685       (33,538)       47,736        (1,462)      (762,327)           94
   Asset-backed securities         2,836,786       (25,459)       73,442       193,320       (620,309)    2,457,780
   Other debt obligations            106,659           109         5,654        10,487        (35,507)       87,402
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total fixed maturities   $ 5,051,341    $ (63,284)    $ 233,299     $ 248,845    $(1,570,907)  $ 3,899,294
Equity securities
   Financial services               $ 25,245      $ 13,211      $ (1,293)    $ (26,337)       $     -      $ 10,826
   Other                                   -             -           (42)       39,865              -        39,823
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total equity securities    $ 25,245      $ 13,211      $ (1,335)     $ 13,528        $     -      $ 50,649
Reinsurance receivables -
 embedded derivatives
 from reinsurance ceded
   Indexed annuity
    products ceded                  $ (6,133)    $ (17,481)       $    -        $    -        $     -     $ (23,614)
   Indexed annuity funds
    withheld                          12,809        36,866             -             -              -        49,675
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total reinsurance
          receivables               $  6,676      $ 19,385        $    -        $    -        $     -      $ 26,061
Financial liabilities
 (carried at fair value)
   Policy account balances -
    indexed life and annuity
    embedded derivatives (B)        $ 26,158      $ 66,780        $    -        $    -        $     -     $ (40,622)

        (A) Included in the transfers in and/or out line above is $1,475,940 of securities priced using unobservable data at December 31, 2009 that were valued by a pricing service using observable market data at
            December 31, 2010, and $413,113 of securities transferred into Level
            3 that did not have enough observable data to include in Level 2 at
            December 31, 2010. An additional $507,076 was included in transfers out due to the deconsolidation of the Fund.

        (B) Excludes host accretion and the timing of posting index credits, which are included in insurance benefits in the consolidated statements of income.

                                                                December 31, 2009
                                 ---------------------------------------------------------------------------------
                                                Realized and Unrealized    Purchases,
                                                    Gains (Losses)         Issuances,
                                               --------------------------     and       Transfers in
                                  Beginning    Included in   Included in   Settlements  and/or out of   Ending
                                   Balance      Net Income       OCI         (Net)      Level 3 (A)     Balance
                                 ------------  -------------------------- ------------  ------------  ------------

Financial assets
 (carried at fair value)
Fixed maturities
   U.S. government
    and agencies                     $   350        $    -        $    -      $  (350)       $    -        $    -
   Corporate securities              685,419       (15,881)       63,431       52,719       (30,731)      754,957
   Residential mortgage-
    backed securities                674,905        37,142       (58,819)    (182,580)            -       470,648
   Commercial mortgage-
    backed securities                779,207       (38,297)       65,224      (45,507)      (10,942)      749,685
   Asset-backed securities         2,909,773       (50,704)     (272,470)     428,053      (177,866)    2,836,786
   Other debt obligations             94,813        (1,899)       (3,638)     173,809       (23,820)      239,265
                                 ------------  ------------  ------------ ------------  ------------  ------------
        Total fixed maturities   $ 5,144,467     $ (69,639)    $(206,272)   $ 426,144     $(243,359)  $ 5,051,341
Equity securities                   $ 76,522     $ (21,369)     $ 10,890    $ (15,102)    $ (25,697)     $ 25,244
Reinsurance receivables -
 embedded derivatives
 from reinsurance ceded            $ (35,680)     $ 42,356        $    -       $    -        $    -      $  6,676
Financial liabilities
 (carried at fair value)
Policy account balances -
 indexed life and annuity
 embedded derivatives (B)          $(416,478)    $(442,636)       $    -       $    -        $    -      $ 26,158

        (A) Included in the transfers in and/or out line above is $453,447 of securities priced using unobservable data at December 31, 2008 that were valued by a pricing service that uses observable market data at
            December 31, 2009, and $184,391 of securities that were transferred into Level 3 that did not have enough observable data to include in
            Level 2 at December 31, 2009.

        (B) Excludes host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2010 and
        2009 are as follows:

                                                            2010                2009
                                                     -----------------   -----------------

Financial assets (carried at fair value)
Fixed maturities
    Corporate securities                                     $ (5,974)            $ 1,730
    Residential mortgage-backed securities                     (3,607)             (6,707)
    Commercial mortgage-backed securities                     (33,515)             (5,165)
    Asset-backed securities                                   (18,214)                  -
    Other debt obligations                                        106                 261
                                                     -----------------   -----------------
             Total fixed maturities                        $  (61,204)         $   (9,881)
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Index annuity products ceded                           $  (17,481)         $  109,466
    Index annuity funds withheld                               36,866             (67,110)
                                                     -----------------   -----------------
             Total reinsurance receivables                  $  19,385           $  42,356
Financial liabilities (carried at fair value)
Policy account balances - indexed life and
 annuity embedded derivatives                               $  66,780          $ (442,636)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                             December 31, 2010                      December 31, 2009
                     ------------------------------------  -------------------------------------
                          Fair              Unfunded             Fair              Unfunded
                         Value             Commitments          Value            Commitments
                     ----------------   -----------------  -----------------   -----------------

Fixed income              $  861,438           $  56,892         $  226,862           $  75,895
Private equity                93,299              21,798             95,846              19,533
Real estate                   43,876              29,408             39,707              33,976
Other                             56                   -                 56                   -
                     ----------------   -----------------  -----------------   -----------------
                          $  998,669          $  108,098         $  362,471          $  129,404
                     ================   =================  =================   =================

        Limited partnership interests included in other investments above, are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND INVESTMENT INCOME

        Available-for-sale Securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2010 and 2009 are as follows:

                                                                       December 31, 2010
                                          ----------------------------------------------------------------------------
                                                                   Gross              Gross             Estimated
                                             Amortized           Unrealized         Unrealized             Fair
                                                Cost               Gains              Losses              Value
                                          -----------------   -----------------  -----------------   -----------------
Fixed maturities
    U.S. government and agencies               $ 3,432,038           $  96,842         $  171,756         $ 3,357,124
    Municipal securities                         3,044,016              48,063             76,732           3,015,347
    Corporate securities                         8,452,057             450,301            331,543           8,570,815
    Residential mortgage-backed
     securities                                  2,862,181             263,291             55,721           3,069,751
    Commercial mortgage-backed
     securities                                  1,428,109              55,274             65,554           1,417,829
    Asset-backed securities                      4,964,958             136,210            187,317           4,913,851
    Other debt obligations                         171,061               4,040              3,445             171,656
                                          -----------------   -----------------  -----------------   -----------------
             Total fixed maturities             24,354,420           1,054,021            892,068          24,516,373
Equity securities
    Financial services                             292,121              19,160             12,913             298,368
    Other                                          126,079               3,634              3,128             126,585
                                          -----------------   -----------------  -----------------   -----------------
             Total equity securities               418,200              22,794             16,041             424,953
                                          -----------------   -----------------  -----------------   -----------------
             Total available-for-sale         $ 24,772,620         $ 1,076,815          $ 908,109        $ 24,941,326
                                          =================   =================  =================   =================

                                                                       December 31, 2009
                                          ----------------------------------------------------------------------------
                                                                   Gross              Gross             Estimated
                                             Amortized           Unrealized         Unrealized             Fair
                                                Cost               Gains              Losses              Value
                                          -----------------   -----------------  -----------------   -----------------
Fixed maturities
    U.S. government and agencies               $ 3,516,095           $  20,070         $  281,455         $ 3,254,710
    Corporate securities                         7,707,269             308,254            642,916           7,372,607
    Residential mortgage-backed
     securities                                  2,990,682             180,952             74,293           3,097,341
    Commercial mortgage-backed
     securities                                  1,758,406              17,680            420,981           1,355,105
    Asset-backed securities                      4,958,375             118,026            295,788           4,780,613
    Other debt securities                        2,477,201              32,623            113,395           2,396,429
                                          -----------------   -----------------  -----------------   -----------------
             Total fixed maturities             23,408,028             677,605          1,828,828          22,256,805
Equity securities                                  468,575              17,928             24,175             462,328
                                          -----------------   -----------------  -----------------   -----------------
             Total available-for-sale          $23,876,603          $  695,533        $ 1,853,003         $22,719,133
                                          =================   =================  =================   =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2010 and 2009, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                   2010                                2009
                                                   ----------------------------------  ----------------------------------
                                                      Amortized         Estimated         Amortized         Estimated
                                                        Cost           Fair Value           Cost           Fair Value
                                                   ----------------  ----------------  ----------------  ----------------

Due in one year or less                                  $ 164,997         $ 163,659         $  98,940         $  94,482
Due after one year through five years                    1,536,679         1,574,353         1,591,569         1,570,708
Due after five years through ten years                   3,572,585         3,805,590         3,247,617         3,309,331
Due after ten years                                     10,570,356        10,296,314         9,523,683         8,747,613
Securities not due at a single maturity date
 (primarily mortgage-backed securities)                  8,509,803         8,676,457         8,946,219         8,534,671
                                                   ----------------  ----------------  ----------------  ----------------
             Total fixed maturities                   $ 24,354,420      $ 24,516,373      $ 23,408,028      $ 22,256,805
                                                   ================  ================  ================  ================

        Gross Unrealized Losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                    December 31, 2010
                                      -------------------------------------------------------------------------------
                                        Less than 12 Months        12 Months or More                Total
                                      ------------------------- -------------------------  --------------------------
                                                      Gross                     Gross                       Gross
                                         Fair      Unrealized      Fair       Unrealized       Fair      Unrealized
                                        Value        Losses        Value        Losses        Value        Losses
                                      -----------  ------------ ------------  -----------  ------------- ------------

Fixed maturities
   U.S. government and agencies        $ 462,300      $ 38,230    $ 976,610    $ 133,526     $1,438,910    $ 171,756
   Municipal securities                  661,944        22,129    1,034,481       54,603      1,696,425       76,732
   Corporate securities                  850,308        27,257    2,122,137      304,286      2,972,445      331,543
   Residential mortgage-backed
    securities                           108,946         3,132      334,160       52,589        443,106       55,721
   Commercial mortgage-backed
    securities                            37,677         1,146      459,780       64,408        497,457       65,554
   Asset-backed securities               448,191        19,971    1,345,738      167,346      1,793,929      187,317
   Other debt securities                  10,444           211       69,635        3,234         80,079        3,445
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total fixed maturities      2,579,810       112,076    6,342,541      779,992      8,922,351      892,068
Equity securities
   Financial services                     24,017         2,565       73,939       10,348         97,956       12,913
   Other                                  38,662           562       25,163        2,566         63,825        3,128
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total equity securities        62,679         3,127       99,102       12,914        161,781       16,041
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total available-for-sale   $ 2,642,489    $ 115,203  $ 6,441,643    $ 792,906     $9,084,132    $ 908,109
                                      ===========  ============ ============  ===========  ============= ============

                                                                    December 31, 2009
                                      -------------------------------------------------------------------------------
                                        Less than 12 Months        12 Months or More                 Total
                                      ------------------------- -------------------------  --------------------------
                                                      Gross                     Gross                       Gross
                                         Fair      Unrealized      Fair       Unrealized       Fair      Unrealized
                                        Value        Losses        Value        Losses        Value        Losses
                                      -----------  ------------ ------------  -----------  ------------- ------------

Fixed maturities
   U.S. government and agencies       $ 1,944,502    $ 140,052    $ 463,671    $ 141,403     $2,408,173    $ 281,455
   Corporate securities                  609,100        34,394    3,221,176      608,522      3,830,276      642,916
   Residential mortgage-backed
    securities                           371,533        50,065      189,245       24,228        560,778       74,293
   Commercial mortgage-backed
    securities                            31,679         2,428    1,150,235      418,553      1,181,914      420,981
   Asset-backed securities             1,442,584        54,538    1,260,694      241,250      2,703,278      295,788
   Other debt securities               1,205,209        47,817      524,237       65,578      1,729,446      113,395
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total fixed maturities      5,604,607       329,294    6,809,258    1,499,534     12,413,865    1,828,828
Equity securities                         25,775           213      189,218       23,962        214,993       24,175
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total available-for-sale   $ 5,630,382    $ 329,507  $ 6,998,476   $ 1,523,496  $ 12,628,858  $ 1,853,003
                                      ===========  ============ ============  ===========  ============= ============

        At December 31, 2010, the Company held 5,412 positions in fixed income and equity securities. The above table, as of December 31, 2010 includes
        648 securities of 448 issuers. At December 31, 2010, 84% of the unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2010, 16% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of nonredeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2010, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 91% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2010.

        U.S Government and Agencies

        The unrealized losses on U.S. Government and agencies, which represent
        19% of total unrealized losses at December 31, 2010, are primarily due to the increases in market interest rates since the securities in an unrealized loss position were purchased by the Company. The Company does not intend to sell or believe it will be required to sell these securities prior to recovery of each security's amortized cost, therefore the securities in these categories are not considered other-than-temporarily impaired at December 31, 2010.

        Municipal Securities

        The municipal category, which represents 8% of the unrealized losses at
        December 31, 2010, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. To a lesser degree, the unrealized losses are also the result of increases in market interest rates since the securities in an unrealized loss position were purchased. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate Securities

        The largest unrealized losses in corporate securities, which represent
        37% of unrealized losses at December 31, 2010, are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily attributable to the continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of subprime mortgage loans and other commercial loans. These concerns are impacting foreign banks and large
        U.S. national and regional banks. Other industry sectors with large unrealized losses include hospitality, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred.
        In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential Mortgage-backed Securities ("RMBS")

        The unrealized losses on RMBS, which represents 6% of unrealized losses at December 31, 2010, are concentrated in the nonagency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2010 compared to the unrealized losses at December 31, 2009. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.
        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized.

        Commercial Mortgage-backed Securities ("CMBS")

        The unrealized losses on CMBS, which represent 7% of unrealized losses at December 31, 2010, are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2010.
        The unrealized losses on these securities have narrowed as of December
        31, 2010 compared to the unrealized losses at December 31, 2009. The
        Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. The Company did recognize OTTI on CMBS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. The Company has performed cash flow projection analyses on all of its other CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed Securities ("ABS")

        The unrealized losses in ABS, which represent 21% of unrealized losses at December 31, 2010, are primarily related to securities collateralized by home equity loans, automobile loans and other consumer finance loans.
        The unrealized losses are due to concerns regarding actual defaults by borrowers within the collateral pools. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did recognize OTTI on ABS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other Debt Obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity Securities

        This category, which represents 2% of unrealized losses at December 31,
        2010, primarily consists of nonredeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized OTTI in situations where the Company has determined it will not receive all amounts contractually due. In other situations the
        Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost and an OTTI has not been recognized.

        Other-than-temporary Impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2010, 2009 and 2008 as summarized in the following table:

                                                                     2010             2009            2008
                                                                ---------------  ---------------  --------------

Corporate securities                                                  $ 14,783         $ 28,220        $ 51,853
Residential mortgage-backed securities                                   9,067            3,986               -
Commercial mortgage-backed securities                                   32,798           37,570          11,142
Asset-backed securities                                                 13,898              165          16,176
Preferred stock                                                              -                -           8,233
Commercial mortgage loans                                                1,036            1,530               -
                                                                ---------------  ---------------  --------------
             Net impairment loss recognized in earnings               $ 71,582         $ 71,471        $ 87,404
                                                                ===============  ===============  ==============

        The following is a rollforward of credit losses for the years ended
        December 31, 2010 and 2009 on fixed maturities held by the Company for which a noncredit portion of an OTTI impairment was recognized in OCI:

                                                                              2010               2009
                                                                        -----------------  -----------------

Balance, January 1                                                             $  29,636          $   1,237
Additions for newly impaired securities                                           18,974             52,208
Additions for previously impaired securities                                           -              1,417
Reductions for impaired securities sold                                          (18,134)           (25,226)
                                                                        -----------------  -----------------
Balance, December 31                                                           $  30,476          $  29,636
                                                                        =================  =================

        The amounts of noncredit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2010 and 2009 are summarized as follows:

                                                                              2010               2009
                                                                        -----------------  -----------------

Corporate securities                                                           $  17,093            $     -
Residential mortgage-backed securities                                                98                 56
Commercial mortgage-backed securities                                              2,221              6,756
Asset-backed securities                                                              601              6,008
                                                                        -----------------  -----------------
             Total OTTI losses in accumulated OCI                              $  20,013          $  12,820
                                                                        =================  =================

        Investment Income and Investment Gains (Losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                          2010                2009               2008
                                                    -----------------   -----------------  -----------------

Gross investment income
    Fixed maturities                                     $ 1,101,486         $ 1,134,910        $ 1,090,408
    Equity securities                                         24,824              24,005             21,087
    Mortgage loans                                            14,246              13,591             17,853
    Policy loans                                              22,068              21,830             22,155
    Short-term investments                                     2,709               1,269             11,356
    Derivative instruments                                    70,743             (70,064)           (93,490)
    Other invested assets                                    201,803             (26,654)            12,281
                                                    -----------------   -----------------  -----------------
             Total gross investment income                 1,437,879           1,098,887          1,081,650
Less:  Investment expenses                                    30,171              39,279            115,210
                                                    -----------------   -----------------  -----------------
             Net investment income                       $ 1,407,708         $ 1,059,608         $  966,440
                                                    =================   =================  =================

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities. The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                          2010               2009                2008
                                                    -----------------  ------------------  -----------------

Fixed maturities                                           $  79,262          $  176,244         $  134,848
Equity securities                                             15,903             (19,902)           (17,472)
Mortgage loans                                                  (491)               (600)                 -
Short-term                                                      (103)               (915)               399
                                                    -----------------  ------------------  -----------------
            Net realized investment gains                  $  94,571          $  154,827         $  117,775
                                                    =================  ==================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding OTTI losses, maturities, calls, and prepayments) during
        2010, 2009 and 2008, were as follows:

                                      2010                            2009                           2008
                          ------------------------------  ------------------------------  ------------------------------
                              Fixed          Equity           Fixed          Equity           Fixed          Equity
                           Maturities      Securities      Maturities      Securities      Maturities      Securities
                          --------------  --------------  --------------  --------------  -------------- ---------------

Proceeds from sales         $ 2,366,174      $  197,853     $ 6,155,856      $  100,281     $ 7,203,254      $  138,230
Gross realized gains            133,475          21,327         377,031           6,219         200,056           1,014
Gross realized losses           (72,294)         (4,702)       (215,126)        (26,122)        (68,395)        (18,485)

        Credit Risk Concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments categorized as asset-backed securities that exceeded 10% of the
        Company's stockholder's equity at December 31, 2010:

        Guggenheim Partners Opportunistic
         Investment Grade Securities Fund, LLC        $  627,226
        Wilshire, PA                                     210,218

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2010 and 2009. These securities are included in equity securities and are carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2010 and
        2009, the Company had outstanding advances of $349,870 from FHLB (see
        Note 7).

        Deposits with Regulatory Authorities

        At December 31, 2010 and 2009, securities with reported values of $3,554 and $3,632, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed, maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,269 and $3,304, respectively.

        Re-securitization

        During 2009, the Company completed a re-securitization transaction by transferring nonagency RMBS with a book value of $309,888 to a special interest entity, which then transferred the securities to a nonaffiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the
        Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of
        December 31, 2010, the beneficial interests in the remaining securities had a book value of $234,403 and fair value of $204,385.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                               December 31, 2010                December 31, 2009
                                                         -------------------------------  -------------------------------
                                                            Notional          Fair           Notional           Fair
                                                            Amount            Value          Amount            Value
                                                         --------------  ---------------  --------------   --------------
Assets
Derivative instruments
    Put options (1)                                                N/A           $    1             N/A           $    3
    Interest rate swaps (1)                                    387,418           12,090          46,650            2,914
    Credit default swaps - receive (1)                          92,400            4,177          72,500            5,509
    Interest rate floors (1)                                   113,000            4,983         113,000            3,629
    Futures (1)                                                982,972          193,302       1,006,838          172,568
    Call options (1)                                         3,279,125          209,210       2,587,120          249,180
    Interest rate swaps - effective cash flow (2)               23,810            1,893          23,810            1,282
                                                                         ---------------                   --------------
                                                                               $425,656                         $435,085
                                                                         ===============                   ==============
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Indexed annuity products ceded (1)                             N/A        $ (23,614)            N/A           (6,132)
    Indexed annuity funds withheld (1)                             N/A           49,675             N/A           12,809
                                                                         ---------------                   --------------
                                                                               $ 26,061                          $ 6,677
                                                                         ===============                   ==============
Fixed maturities - asset-backed securities
    Hybrid instruments (1)                                                     $449,563                         $357,239
                                                                         ===============                   ==============
Liabilities
Investment-type insurance contracts -
 embedded derivatives
    Indexed life and annuity products (1)                                      $(40,622)                        $ 26,158
                                                                         ===============                   ==============
Derivative instruments
    Interest rate swaps (1)                                   $ 19,707            $ 499        $131,928          $ 2,538
    Credit default swaps - receive (1)                          23,350              318         171,125            8,389
    Credit default swaps - pay (1)                              56,000            9,724          56,000           16,593
    Written options (1)                                              -                -         322,035           23,159
    Interest rate swaps - effective fair value (2)                   -                -                              508
                                                                         ---------------                   --------------
                                                                               $ 10,541                         $ 51,187
                                                                         ===============                   ==============
(1) Not designated as hedging instruments
(2) Designated as hedging instruments

        Cash Flow Hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                             For the Year Ended December 31, 2010
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                         Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps       $   611           gains (losses)               $            -             instruments         $    -

                                             For the Year Ended December 31, 2009
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                        Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps      $ (2,243)          gains (losses)               $            -             instruments          $    -

                                             For the Year Ended December 31, 2008
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                         Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps       $   786           gains (losses)               $            -             instruments          $    -

        Fair Value Hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During
        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2010.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                            Gain (Loss) in Income
                                                              ----------------------------------------------------
                                                                   2010              2009              2008
                                                              ----------------  ----------------  ----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments
    Interest rate swaps                                               $   508           $   309          $   (531)
    Fixed rate fixed income securities                                   (314)              503            (3,230)
                                                              ----------------  ----------------  ----------------
                                                                      $   194           $   812         $  (3,761)
                                                              ================  ================  ================

        Indexed Options and Futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indexes. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded Derivatives Related to Indexed Life and Annuity Products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded Derivatives Related to Hybrid Financial Instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2010 was $481,600 and $449,563, respectively. At December 31, 2009, the amortized cost and fair value of the Company's hybrid financial instruments was $400,600 and $357,239, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other Derivative Instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the nonhedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the nonhedge swaps is the ineffective portions of cash flow and fair value interest rate swaps.
        Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these nonhedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                                     2010              2009              2008
                                                              ----------------  ----------------  ----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments
    Interest rate swaps                                             $  11,215         $  (6,052)        $  13,940
    Credit default swaps - receive                                      7,052            (4,542)           (1,599)
    Credit default swaps - pay                                          6,869            20,271           (41,456)
    Interest rate floors                                                1,354            (4,565)            5,546
    Embedded derivatives in
      Indexed life and annuity products                                66,780          (442,636)          363,680
      Indexed annuity products ceded                                   (7,881)          109,465          (110,609)
      Indexed annuity funds withheld                                   36,867           (67,109)          (68,588)
      Hybrid instruments                                               11,324           (40,492)           (2,869)
    Futures                                                           102,694           118,925          (141,390)
    Options                                                           (45,097)          158,847           (50,759)
                                                              ----------------  ----------------  ----------------
                                                                    $ 191,177        $ (157,888)        $ (34,104)
                                                              ================  ================  ================

Gains (losses) recognized in net investment income
    Interest rate swaps                                              $  9,706         $  (4,685)          $   215
    Options                                                            61,037           (65,379)          (92,298)
                                                              ----------------  ----------------  ----------------
                                                                    $  70,743         $ (70,064)        $ (92,083)
                                                              ================  ================  ================

        Collateral on Derivative Instruments

        Collateral posted by counterparties at December 31, 2010 and 2009 applicable to derivative instruments was $113,687 and $199,861, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2010 and 2009 applicable to derivative instruments was $8,950 and $20,350, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        During 2008, the Company became a limited partner in a VIE and the
        Company was considered the primary beneficiary. As such, the assets, liabilities and results of operations and cash flows of the VIE were consolidated in the accompanying 2009 and 2008 consolidated financial statements. The variable interest entity, Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC (the "Fund"), is a
        private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 46.7% and 50.9% interest in the Fund as of December 31, 2010 and
        2009, respectively. North American held a 23.4% and 25.5% interest in the Funds as of December 31, 2010 and 2009, respectively. The general partner of the Fund is a related party, Guggenheim Partners Asset
        Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reported these unrealized gains and losses in the same manner in 2009. The amount of unrealized gain in 2009 and 2008 of $35,795 and $27,442, respectively, and was reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund in 2009 were reported as components of net investment income and net realized investment gains.

        Effective January 1, 2010, the Company adopted amended accounting guidance related to the consolidation of VIEs (see Note 2), and as a result, the Fund was deconsolidated. Under the new guidance, the Fund continues to qualify as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. In December 2009, the Company's interest in the
        Fund was approximately 50% and the Company concluded that under the new guidance it is no longer considered the primary beneficiary of the VIE.
        In accordance with the guidance, it lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI have the power to influence the decision making of the general partner. As a result of this change, the
        Company removed the noncontrolling interest related to this entity.
        Because this occurred in December 2009, there was no cumulative effect adjustment recorded to retained earnings at January 1, 2010 in connection with the implementation of the new guidance. The Fund was deconsolidated as of January 1, 2010.

        The noncontrolling interests included in stockholders' equity as of
        December 31 are as follows:

                                                           2010               2009
                                                     -----------------  -----------------

Guggenheim Partners Opportunistic Investment
    Grade Securities Fund, LLC                             $     -         $  504,190

        The net income attributable to noncontrolling interests included for the years ended December 31 are as follows:

                                                           2010               2009                2008
                                                     -----------------  ------------------  -----------------

Guggenheim Partners Opportunistic Investment
    Grade Securities Fund, LLC                           $     -           $  57,373          $   6,437

        The changes in the Company's ownership interest in consolidated entities and the effect on stockholder's equity are as follows:

                                                                          2010            2009            2008
                                                                    ---------------  --------------  --------------

Net income attributable to the Company                                  $  352,472      $  219,498      $  244,678
Transfers (to) from the noncontrolling interests
    Increase (decrease) in paid-in capital for additional
     capital contributions to Guggenheim Partners
     Opportunistic Investment Grade Securities Fund, LLC                         -         (16,880)              -
                                                                    ---------------  --------------  --------------
             Change from net income attributable to the Company
              and transfers (to) from noncontrolling interests          $  352,472      $  202,618      $  244,678
                                                                    ===============  ==============  ==============

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are
        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIE's, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of
        December 31, 2010 is as follows:

        Limited partnerships
            Carrying amount of asset                       $  983,630
            Maximum exposure to loss                        1,091,728
        Resecuritization trust
            Beneficial interests held in trust                204,385
            Maximum exposure to loss                          204,385

7.      BORROWINGS

        At December 31, 2010 and 2009, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2010 have maturity dates in March, July and
        November 2011. The interest rates on the outstanding borrowings range from 0.53% to 0.68%. The Company renewed the borrowings that matured in
        March 2011 for a borrowing that will mature on March 15, 2012 at an interest rate of 0.48%. Interest expense incurred during 2010, 2009 and
        2008 was $2,381, $4,594 and $5,044, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2010 and 2009 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

8.      DAC, DSI AND PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2010, 2009 and 2008 are as follows:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

DAC, beginning of year                                    $ 1,798,826        $ 2,012,764        $ 1,422,862
Commissions deferred                                          220,875            201,236            199,305
Underwriting and acquisition expenses deferred                 42,727             41,655             39,864
Reduction due to reinsurance ceded                                  -            (28,047)                 -
Change in offset to unrealized (gains) losses                (342,599)          (257,756)            527048
Amortization related to operations                           (224,916)          (202,808)          (180,014)
Amortization related to realized (gains) losses                (1,150)             8,247            (14,440)
Amortization related to derivatives                             8,481             23,535             18,139
                                                      ----------------  -----------------  -----------------
DAC, end of year                                          $ 1,502,244        $ 1,798,826        $ 2,012,764
                                                      ================  =================  =================

        The composition of DSI for the years ended December 31, 2010, 2009 and
        2008 is summarized below:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

DSI, beginning of year                                     $  626,447         $  764,191         $  442,770
Sales inducement costs deferred                                92,331             77,002             96,598
Increase (reduction) due to reinsurance                           258             (2,423)                 -
Change in offset to unrealized (gains) losses                (182,643)          (152,077)           298,904
Amortization related to operations                            (82,583)           (72,939)           (60,326)
Amortization related to realized (gains) losses                   131              3,552             (8,402)
Amortization related to derivatives                             1,687              9,141             (5,353)
                                                      ----------------  -----------------  -----------------
DSI, end of year                                           $  455,628         $  626,447         $  764,191
                                                      ================  =================  =================

        The composition of the PVFP for the years ended December 31, 2010, 2009 and 2008 is summarized below:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

PVFP, beginning of year                                     $  21,767          $  34,020          $  28,767
Increase due to recapture of reinsurance ceded                  3,567                  -                  -
Change in offset to unrealized (gains) losses                       -             (7,678)             7,677
Amortization                                                   (4,319)            (4,575)            (2,424)
                                                      ----------------  -----------------  -----------------
PVFP, end of year                                           $  21,015          $  21,767          $  34,020
                                                      ================  =================  =================

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment are as follows:

                                                        Range of
                                                      Useful Lives           2010                2009
                                                    -----------------  ------------------  -----------------

Land                                                      --                   $   3,029          $   3,029
Buildings and improvements                            20-39 years                 18,717             18,186
Leasehold improvements                                10-40 years                  1,691                 20
Furniture and fixtures                                  10 years                   6,973              4,927
Computer equipment and software                        3-10 years                 40,639             37,638
Other                                                  3-5 years                      40                 49
                                                                       ------------------  -----------------
                                                                                  71,089             63,849
Accumulated depreciation                                                         (25,745)           (20,218)
                                                                       ------------------  -----------------
                                                                               $  45,344          $  43,631
                                                                       ==================  =================

        Depreciation expense was $5,594, $5,086 and $3,898 for the years ended
        December 31, 2010, 2009 and 2008, respectively.

        Property, plant and equipment primarily consists of a home office building occupied in 2009 and used for the Company's insurance operations in Sioux Falls, South Dakota. During 2009, the Company's
        former home office building was sold to a third-party for $3,050 for a realized gain of $118. Property, plant and equipment is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                             2010                           2009                           2008
                                ------------------------------ ------------------------------ ------------------------------
                                     Ceded         Assumed          Ceded         Assumed          Ceded         Assumed
                                -------------- --------------- -------------- --------------- -------------- ---------------

Premiums and deposits
 on investment contracts            $ 353,374        $  1,340      $ 489,965        $  1,001      $ 661,616         $   839
Claims and investment
 contract withdrawals                 210,711           1,763        198,117             256        192,187           1,576

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31,
        2005, 60% of substantially all policies issued from April 1, 2005 through February 28, 2008, and 50% since March 1, 2008 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserves associated with these policies. The Company has netted the funds withheld liability of $4,035,855 and $3,866,131 against the reserve credits of $4,628,996 and $4,438,585 in reinsurance receivables in the
        December 31, 2010 and 2009 consolidated balance sheets, respectively.
        The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January
        1, 2008 through September 30, 2009 of specific annuity plans. The effective date of the agreement was October 1, 2009, at which time the
        Company transferred assets of $552,810, which are equal to the statutory reserves associated with these policies. The Company also received a ceding allowance of $6,565 as of the effective date of the agreement.
        The account values ceded as of the effective date were $576,715. The difference between the account values ceded, the asset transferred and the ceding allowance received resulted in a reduction of DAC of $28,047 and a reduction of DSI of $2,423. Reserve credits of $585,225 and
        $577,852 associated with this agreement are reported as a component of reinsurance receivables in the December 31, 2010 and 2009 consolidated balance sheets, respectively.

        Effective April 1, 2010, the Company recaptured a block of interest sensitive life insurance policies on an existing coinsurance treaty. On the effective date, the Company received assets of $190,588, which were equal to the reserves associated with these policies. The Company also paid a recapture premium of $3,801. The recapture premium paid resulted in an increase of PVFP of $3,567, an increase in DSI of $258 and an increase in unearned revenue liability of $24.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                                              2010              2009
                                                                       -----------------  -----------------

Net unrealized gain (loss)
    Available-for-sale securities                                            $  213,426       $ (1,175,131)
    Certain interest rate swaps                                                   1,893              1,282
    Noncredit portion of OTTI losses                                            (20,013)           (12,820)
Intangibles                                                                     (39,217)           455,301
Pension liability
    Unrecognized actuarial net gains (losses)                                   (17,061)           (12,032)
Postretirement liability
    Unrecognized actuarial net gains (losses)                                    (3,748)            (1,996)
    Unrecognized prior service costs                                              1,048              1,164
Deferred income taxes                                                           (47,715)           260,481
                                                                       -----------------  -----------------
             Accumulated other comprehensive gain (loss)                      $  88,613         $ (483,751)
                                                                       =================  =================

        The following table sets forth the changes in each component of accumulated OCI:

                                                                          2010             2009              2008
                                                                   ----------------  ----------------  ----------------

Net unrealized gain (loss)
    Available-for-sale securities                                       $1,549,789         $ 971,529      $ (1,892,001)
    Certain interest rate swaps                                                611            (2,243)              786
    Noncredit portion of OTTI losses                                        (7,193)          (12,820)                -
Intangibles                                                               (494,518)         (408,899)          805,342
Reclassification adjustment for (gains) losses released
 into income                                                              (161,232)          (86,401)          (29,971)
Pension liability
    Amortization of net loss in net periodic benefit expense                   647               346               224
    Net gain (loss) recognized in accrued benefit costs                     (5,676)           (3,775)           (3,820)
Postretirement liability
    Amortization of net gain (loss) in net periodic
     benefit expense                                                           103                29               (32)
    Amortization of prior service costs                                       (117)               75                75
    Net gain (loss) recognized in accrued benefit costs                     (1,854)             (592)            2,517
    Prior service costs arising in current year                                  -             1,458              (612)
Deferred income taxes                                                     (308,196)         (160,548)          391,122
                                                                   ----------------  ----------------  ----------------
             Net other comprehensive gain (loss)                         $ 572,364         $ 298,159        $ (726,370)
                                                                   ================  ================  ================

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and noncredit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of stockholder's equity.

12.     INCOME TAXES

        The significant components of the provision for income taxes are as follows:

                                                          2010               2009                2008
                                                    -----------------  -----------------   -----------------

Current                                                   $  111,757         $  120,089          $  117,853
Deferred                                                      20,151            (17,781)             21,143
                                                    -----------------  -----------------   -----------------
             Total income tax expense                     $  131,908         $  102,308          $  138,996
                                                    =================  =================   =================

        The components of the federal income tax asset are as follows:

                                                                               2010              2009
                                                                        -----------------  -----------------

Net deferred income tax asset                                                  $  62,415         $  356,404
Income taxes currently receivable (payable)                                       (4,396)            53,870
                                                                        -----------------  -----------------
             Total federal income tax asset                                    $  58,019         $  410,274
                                                                        =================  =================

        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2010, 2009 and 2008 are as follows:

                                                           2010              2009                2008
                                                    -----------------  -----------------   -----------------

At statutory federal income tax rate                      $  169,533         $  104,735          $  136,538
Dividends received deductions                                 (1,484)              (497)               (997)
Tax credits                                                  (32,473)            (4,585)                  -
Other, net                                                    (3,668)             2,655               3,455
                                                    -----------------  -----------------   -----------------
             Total income tax expense                     $  131,908         $  102,308          $  138,996
                                                    =================  =================   =================

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2010 and 2009 are as follows:

                                                                                    2010               2009
                                                                             -----------------   -----------------

Deferred income tax assets
    Policy liabilities and reserves                                                $  683,028          $  720,554
    Investments                                                                             -             356,191
    Other, net                                                                         40,593               1,101
                                                                             -----------------   -----------------
             Total deferred income tax assets                                         723,621           1,077,846
                                                                             -----------------   -----------------
Deferred income tax liabilities
    Investments                                                                                                 -
    Present value of future profits of acquired business                               (7,355)             (7,618)
    Investments                                                                      (102,417)                  -
Deferred policy acquisition costs and deferred sales inducements                     (551,434)           (713,824)
                                                                             -----------------   -----------------
             Total deferred income tax liabilities                                   (661,206)           (721,442)
                                                                             -----------------   -----------------
             Net deferred income tax asset                                          $  62,415          $  356,404
                                                                             =================   =================

        In assessing the realizabilty of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2010, and no valuation allowance is necessary.

        The FASB issued guidance which clarifies the accounting for uncertainty in income taxes in an entity's financial statements, and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return. Consequently, the Company recognizes tax benefits only on tax positions where it is "more likely than not" to prevail.

        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $0 to $500 by the end of 2011 primarily related to uncertainty regarding modified endowment contracts.
        The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $0 and $819 of accrued interest and penalties at December 31, 2010 and 2009, respectively.

        The IRS has commenced an examination of the Company's income tax returns for 2007 through 2008. The examination was in progress at December 31,
        2010.

        Under guidance for uncertainty in income taxes, Midland National is considered a public entity, but its subsidiaries are considered nonpublic entities. As required under guidance for public entities, a reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

                                                                         2010                2009
                                                                  -----------------   -----------------

Balance at January 1,                                                    $   8,532           $   7,975
Additions based on tax positions related to the current year                     -                 358
Reductions based on tax positions related to prior years                    (2,154)             (1,024)
Additions based on tax positions related to prior years                          -               1,223
Settlements/Statute expiration                                              (5,878)                  -
                                                                  -----------------   -----------------
Balance at December 31,                                                   $    500           $   8,532
                                                                  =================   =================

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2010; however, prescribed practices used by the Company in 2010 include the following:

        1.  In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.  In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the Company elected to establish a voluntary reserve to offset to increases in the values of these other derivative instruments. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in
            2008.

        The combined effect of applying these prescribed practices in 2010 decreased the Company's statutory-based surplus by $77,844. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations of 10% of prior year-end statutory-basis surplus). The Company paid dividends of
        $92,260, $51,617 and $46,740 in 2010, 2009 and 2008, respectively.
        Dividends payable in 2011 up to approximately $226,672 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31,
        2010, 2009 and 2008, is approximately $226,672, ($31,252) and $110,608, respectively, and reported capital and surplus at December 31, 2010,
        2009 and 2008, is $1,639,724, $1,391,869 and $1,240,344, respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $4,231, $3,749 and $3,948 was incurred in 2010, 2009 and 2008, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

        Year Ending December 31,

                 2011                           $  3,148
                 2012                              3,026
                 2013                              2,683
                 2014                              2,596
                 2015                              2,476
                 Thereafter                        9,872
                                         ----------------
                                               $  23,801
                                         ================

15.     EMPLOYEE BENEFIT PLANS

        Defined Benefit Pension Plan and Post-retirement Health Care Benefits

        The Company, via its insurance subsidiaries, participates in noncontributory defined benefit pension plan ("pension plan") sponsored by SEI covering certain full-time employees. In addition, the Company provides, via its insurance subsidiaries, certain post-retirement health care benefits through a health and welfare benefit plan ("other benefit plan") and life insurance benefits for eligible active and retired employees.

        The information for the pension plan and other benefits plans reflect an allocation of the Company's portion of the SEI plan at December 31 is as follows:

                                                                          Pension Plan               Other Benefit Plan
                                                                 ------------------------------ ------------------------------
                                                                      2010           2009            2010           2009
                                                                 --------------- -------------- --------------- --------------

Obligation and funded status
Accumulated benefit obligation                                        $ (43,967)     $ (37,700)      $ (16,297)     $ (13,456)
Fair value of plan assets                                                36,383         30,490               -              -
                                                                 --------------- -------------- --------------- --------------
             Underfunded status                                        $ (7,584)      $ (7,210)      $ (16,297)     $ (13,456)
                                                                 =============== ============== =============== ==============
Accrued benefit liability recognized
 in other liabilities                                                  $ (7,584)      $ (7,210)      $ (16,297)     $ (13,456)
                                                                 =============== ============== =============== ==============
Changes in liability for benefits recognized in
 accumulated OCI (pre-tax)
Beginning balance                                                     $ (12,032)      $ (8,603)        $  (832)      $ (1,802)
Net (gain) loss amortized into                                              647            346             (14)           104
 net periodic benefit cost
Net gain (loss) arising during the period                                (5,676)        (3,775)         (1,854)           866
SFAS Statement No. 158 adoption adjustment                                    -              -               -              -
                                                                 --------------- -------------- --------------- --------------
Balance at December 31                                                $ (17,061)     $ (12,032)       $ (2,700)       $  (832)
                                                                 =============== ============== =============== ==============
Changes in deferred taxes recognized in
 accumulated OCI                                                       $  1,760       $  1,200         $  (654)       $   340
                                                                 =============== ============== =============== ==============

                                                                 Pension Plan                       Other Benefit Plan
                                                     ------------------------------------- --------------------------------------
                                                        2010         2009        2008         2010         2009         2008
                                                     -----------  ----------- ------------ ------------ ------------ ------------
Additional information
Net periodic benefit income (costs)                      $ (345)       $  45       $ (208)     $(1,403)     $ 1,438      $ 1,286
Net periodic benefit cost reclassified from
 accumulated OCI                                           (647)        (346)        (569)          14         (104)         (42)
Employer contributions                                    5,000            -            -          430          331          509
Employee contributions                                        -            -            -          152          122          113
Benefit payments                                            449          363          529          582          453          622
Actuarial assumptions
Weighted-average assumptions
 used to determine benefit
 obligations as of December 31
    Discount rate                                       5.33%       5.88%       6.25%       5.12%       5.50%       6.25%
    Expected return on plan assets                      7.00%       7.00%       7.50 %       N/A          N/A          N/A
Weighted-average assumptions
 used to determine net
 costs for the years ended December 31
    Discount rate                                       5.33%       5.88%       6.25%       5.12%       5.50%       6.25%
    Expected return on plan assets                      7.00%       7.00%       7.50 %       N/A          N/A          N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                Other
                                          Pension              Benefit
    Year Ending December 31,              Benefits              Plan
    ------------------------          -----------------   -----------------

             2011                           $    975            $    560
             2012                              1,189                 601
             2013                              1,380                 665
             2014                              1,567                 752
             2015                              1,701                 885
             2016-2020                        10,891               6,127

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the pension plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2010, 2009 and 2008, the defined benefit pension plan recorded an actuarial loss of $5,082, $3,775 and $3,820, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2010 and 2009, the Company's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2010.

        The pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                             2010
                                                            Target           2010            2009
                                                        --------------  ---------------  --------------

Cash equivalents and fixed income securities                     50%             63%            48%
Equity securities and equity-based investment funds              25%             22%            33%
Distressed debt and multi-strategy investment funds              25%             15%            19%
                                                        --------------  ---------------  --------------
                                                                100%            100%           100%
                                                        ==============  ===============  ==============

        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities as well as diversified investment funds that utilize different investment strategies based on correlations to general security-type market performance.

        The following table summarizes the valuation of the Company's pension plan assets carried at fair value as of December 31, 2010 and 2009 by asset class:

                                                                                 December 31, 2010
                                                   ----------------------------------------------------------------------------
                                                      Quoted Prices      Significant
                                                      in Active             Other           Significant
                                                     Markets for          Observable         Unobservable
                                                    Identical Assets        Inputs             Inputs
                                                      (Level 1)           (Level 2)          (Level 3)             Total
                                                   -----------------   -----------------  -----------------   -----------------

Cash equivalents (A)                                      $   2,001             $     -            $     -           $   2,001
Fixed income securities (B)
    U.S. Treasury                                                 -               6,736                  -               6,736
    Other governmental/municipal agencies                         -               1,669                  -               1,669
    Corporate debt instruments                                    -              11,619                  -              11,619
    Foreign debt obligations                                      -                 893                  -                 893
Equity securities - warrants (C)                                  5                   -                  -                   5
Investment funds
    Equity securities (D)                                         -                   -              7,751               7,751
    Other (E)                                                     -                   -                413                 413
    Distressed debt (F)                                           -                   -                147                 147
    Multi-strategy (G)                                            -                   -              5,149               5,149
                                                   -----------------   -----------------  -----------------   -----------------
                                                          $   2,006           $  20,917          $  13,460           $  36,383
                                                   =================   =================  =================   =================

                                                                                 December 31, 2009
                                                   ----------------------------------------------------------------------------
                                                      Quoted Prices      Significant
                                                      in Active             Other           Significant
                                                     Markets for          Observable         Unobservable
                                                    Identical Assets        Inputs             Inputs
                                                      (Level 1)           (Level 2)          (Level 3)             Total
                                                   -----------------   -----------------  -----------------   -----------------

Cash equivalents (A)                                      $   1,256             $     -            $     -           $   1,256
Fixed income securities (B)
    U.S. Treasury                                                 -               5,015                  -               5,015
    Other governmental agencies                                   -                   -                  -                   -
    Corporate debt instruments                                    -               7,677                  -               7,677
    Foreign debt obligations                                      -                 775                  -                 775
Equity securities - warrants (C)                                  8                   -                  -                   8
Investment funds - equity correlated
    Equity securities (D)                                         -                   -                  -                   -
    Other (E)                                                     -                   -                  -                   -
Investment funds
    Distressed debt (F)                                           -                   -                  -                   -
    Multi-strategy (G)                                            -                   -             15,759              15,759
                                                   -----------------   -----------------  -----------------   -----------------
                                                          $   1,264           $  13,467          $  15,759           $  30,490
                                                   =================   =================  =================   =================

        (A) Assets are held in a readily accessible money market fund. The fund is managed pursuant to regulations whereby the fund expects to maintain a stable value of $1.00 per share.

        (B) Fixed income securities are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C) Investment fair value is based on the underlying quoted prices in active markets for identical assets.

        (D) Class strategy is to invest primarily in equity securities across the capitalization and style spectrum. Investment manager can make both long and short investments in both U.S. and International equity securities. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (E) Assets that are in liquidation mode. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (F) Class strategy is to invest in various securities that are generally trading at material discounts relative to their par or face value as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (G) Class strategy is to identify attractive valuations by opportunistically investing across multiple markets, currencies and types of securities. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        The tables below set forth a summary of changes in the fair value of the pension plan's level 3 investment assets for the years ended December 31
        2010 and 2009:

                                                 Equity                       Distressed        Multi-
                                               Securities        Other           Debt          Strategy        Total
                                              -------------   -------------  -------------   -------------  -------------

Balance at January 1, 2010                         $ 8,750         $ 1,338         $  814         $ 4,857       $ 15,759
Actual return on plan assets
    Held at end of the period                        1,466             177            105             750          2,498
    Sold during the period                            (227)              8             30              19           (170)
Purchases, sales and settlements, net               (2,238)         (1,110)          (802)           (477)        (4,627)
                                              -------------   -------------  -------------   -------------  -------------
Balance at December 31, 2010                       $ 7,751          $  413         $  147         $ 5,149       $ 13,460
                                              =============   =============  =============   =============  =============

                                                 Equity                       Distressed        Multi-
                                               Securities        Other           Debt          Strategy        Total
                                              -------------   -------------  -------------   -------------  -------------

Balance at January 1, 2009                         $ 7,488         $ 1,167         $  660         $ 5,462       $ 14,777
Actual return on plan assets
    Held at end of the period                        1,807             271            154           1,346          3,578
    Sold during the period                             123              10              -             (84)            49
Purchases, sales and settlements, net                 (668)           (110)             -          (1,867)        (2,645)
                                              -------------   -------------  -------------   -------------  -------------
Balance at December 31, 2009                       $ 8,750         $ 1,338         $  814         $ 4,857       $ 15,759
                                              =============   =============  =============   =============  =============

        Pension plan funding requirements for 2011 will be determined based upon actuarial requirements. The estimated amortization of net loss for the pension plan in 2011 is $1,448. The estimated 2011 net periodic benefit expense for the pension plan is $975. In 2011 a 50 basis point increase to the discount rate projected at 5.33% would decrease the net periodic cost by $377 and a 50 basis point decrease would increase the net periodic cost by $422. In 2011 a 50 basis point increase to the expected rate of return on assets projected at 7.00% would decrease the net periodic cost by $199 and a 50 basis point decrease would increase the net periodic cost by $199.

        Other Benefit Plan

        In 2010, 2009 and 2008, the other benefit plan recorded an actuarial
        (gains) losses of $1,854, $592, and ($2,518), respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2010 and
        2009. The rate was assumed to decrease gradually to 4.5% over a five year period, and remain at that level thereafter.

        The estimated 2011 amortization of net loss and prior service cost for health and welfare benefit plan is $94. The estimated 2011 net periodic benefit expense for the health and welfare benefit plan is $1,723.

        Employee Stock Ownership Plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        covering certain full-time employees. Prior to 2010, the majority of
        SEI's stock was held in the Charles A. Sammons 1987 Charitable Remainder
        Trust Number Two (the "CRT"). Prior to his death in 1988, Charles A.
        Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the "Transfer") as unallocated shares, which completed the settlement of the CRT. As of
        December 31, 2010 the ESOP owns 99% of the outstanding stock of SEI.

        In 2009 and prior years, the Company made a contribution to the ESOP as determined by the Board of SEI. Compensation expense was recognized by the Company as shares to participants were committed to be released. The offset was recorded as a liability included in other liabilities in the consolidated balance sheets.

        Subsequent to the Transfer and commencing in 2010, compensation expense continued to be recognized as shares to participants are committed to be released. In 2010, the offset was recorded to paid-in capital in the balance sheet.

        Compensation expense of $12,247, $10,838 and $9,064 for 2010, 2009 and
        2008, respectively, was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $11,200, $10,626 and $13,346 in 2010,
        2009 and 2008, respectively, related to these contracts.

        Guggenheim Partners Asset Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2010, 2009 and
        2008, the Company incurred $23,674, $16,750 and $21,209, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim is the general partner of the Fund, a private investment company and VIE. See Note 6 for further discussion of this VIE.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $49,287 and
        $50,000 as of December 31, 2010 and 2009, respectively. Effective
        December 15, 2009, the Company combined the existing mortgage loan with another Grove Park Inn loan that had previously been held by another entity of SEI, resulting in the outstanding balance of $50,000. The
        Company earned interest income on the loan of $3,741, $1,715 and $1,887 in 2010, 2009 and 2008, respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $304 in 2010 and zero in 2009. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $711, $659 and $891 in 2010, 2009 and 2008, respectively, related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2010, the Company had outstanding capital commitments to limited partnerships of $108,098.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2010, the Company had $50,627 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 25, 2011 which is the date the consolidated financial statements were available to be issued.
Midland National Life
Insurance Company
Separate Account A

Financial Statements
December 31, 2010 and 2009

Midland National Life Insurance Company
Separate Account A
Index
--------------------------------------------------------------------------------------------------

                                                                                          Page(s)

Report of Independent Registered Public Accounting Firm..........................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets....................2-69

Notes to Financial Statements................................................................70-87

              Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life
Insurance Company Separate Account A

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Midland National Life Insurance Company Separate Account A
(which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund
III, the American Century Variable Portfolios, Inc., the MFS Variable Insurance
Trust, the Lord Abbett Series Fund, Inc., the Alger Fund, the Invesco Variable
Insurance Funds, the Van Eck Worldwide Insurance Trust, the PIMCO Variable
Insurance Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger Berman
Advisors Management Trust, the Premier VIT, the ProFunds VP, and the Vanguard
Variable Insurance Funds subaccount thereof) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight
Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of the number of shares owned at December 31,
2010 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 25, 2011

Midland National Life Insurance Company
Separate Account A
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                             $ 6,133,470
     (cost $421,536,271)                 $ 479,963,204       Capital gains distributions                   2,098,408
                                                                                                      ---------------
   Receivables from General Account          2,437,066

Liabilities                                          -                                                     8,231,878
                                         --------------                                               ---------------
                                                         Expenses:
Net assets                               $ 482,400,270       Administrative expense                           75,774
                                         --------------
                                                             Mortality and expense risk                    3,382,211
                                                                                                      ---------------

                                                                                                           3,457,985
                                                                                                      ---------------

                                                          Net investment income                            4,773,893

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments             17,871,147
                                                           Net unrealized appreciation on
                                                            investments                                   45,784,886
                                                                                                      ---------------

                                                         Net increase in net assets resulting from
                                                          operations                                     $68,429,926
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                         2010              2009

Net assets at beginning of year                                                      $ 437,182,035     $ 342,430,594

Net increase in net assets resulting from operations                                    68,429,926        98,075,130

Capital shares transactions
   Net premiums                                                                         45,362,050        45,690,374
   Transfers of policy loans                                                               636,310          (321,137)
   Transfers of cost of insurance                                                      (31,985,000)      (25,032,809)
   Transfers of surrenders                                                             (29,322,209)      (19,620,321)
   Transfers of death benefits                                                            (864,655)         (773,198)
   Transfers of other terminations                                                      (4,648,521)       (2,528,264)
   Interfund and net transfers to general account                                       (2,389,666)         (738,334)
                                                                                     --------------   ---------------

     Net (decrease) in net assets from capital share transactions                      (23,211,691)       (3,323,689)
                                                                                     --------------   ---------------

Total increase in net assets                                                            45,218,235        94,751,441
                                                                                     --------------   ---------------

Net assets at end of year                                                            $ 482,400,270     $ 437,182,035
                                                                                     --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                2

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 24,941
     9,776,381 shares (cost $9,776,381)    $ 9,776,381       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       24,941
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 9,776,381       Administrative expense                           2,113
                                         --------------
                                                             Mortality and expense risk                      82,039
                                                                                                     ---------------

                                                                                                             84,152
                                                                                                     ---------------

                                                          Net investment loss                               (59,211)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                      -
                                                           Net unrealized appreciation on
                                                            investments                                           -
                                                                                                     ---------------

                                                          Net decrease in net assets resulting from
                                                          operations                                      $ (59,211)
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 10,671,412      $ 12,223,756

 Net decrease in net assets resulting from operations                                     (59,211)          (13,437)

Capital shares transactions
   Net premiums                                                                         1,676,925         2,437,715
   Transfers of policy loans                                                               59,404            65,884
   Transfers of cost of insurance                                                        (886,398)         (951,220)
   Transfers of surrenders                                                             (1,334,701)       (2,163,402)
   Transfers of death benefits                                                            (42,105)          (39,024)
   Transfers of other terminations                                                       (134,162)          (70,528)
   Interfund and net transfers to general account                                        (174,783)         (818,332)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (835,820)       (1,538,907)
                                                                                    --------------   ---------------

 Total decrease in net assets                                                            (895,031)       (1,552,344)
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 9,776,381       $10,671,412
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                3

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 508,799
     1,202,530 shares (cost $6,214,684)    $ 6,698,091       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            114,200

Liabilities                                          -                                                      508,799
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,812,291       Administrative expense                           3,524
                                         --------------
                                                             Mortality and expense risk                      56,365
                                                                                                     ---------------

                                                                                                             59,889
                                                                                                     ---------------

                                                          Net investment income                             448,910

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                453,671
                                                           Net unrealized depreciation on
                                                            investments                                     (58,819)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 843,762
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 8,222,313       $ 4,685,116

 Net increase in net assets resulting from operations                                     843,762         2,303,517

Capital shares transactions
   Net premiums                                                                           536,186           806,981
   Transfers of policy loans                                                              (38,926)           13,738
   Transfers of cost of insurance                                                        (530,367)         (550,439)
   Transfers of surrenders                                                               (599,828)         (261,003)
   Transfers of death benefits                                                             (4,008)          (11,044)
   Transfers of other terminations                                                       (148,319)          (95,637)
   Interfund and net transfers to general account                                      (1,468,522)        1,331,084
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                  (2,253,784)        1,233,680
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                               (1,410,022)        3,537,197
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,812,291       $ 8,222,313
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                4

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 322,329
     922,745 shares (cost $17,780,051)     $ 18,882,001       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -
                                          --------------

Liabilities                                           -                                                       322,329
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 18,882,001       Administrative expense                           11,338
                                          --------------
                                                              Mortality and expense risk                      135,141
                                                                                                       ---------------

                                                                                                              146,479
                                                                                                       ---------------

                                                           Net investment income                              175,850

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments                (61,260)
                                                            Net unrealized appreciation on
                                                             investments                                    2,296,518
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 2,411,108
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 18,521,629      $ 16,111,614

 Net increase in net assets resulting from operations                                     2,411,108         4,192,274

Capital shares transactions
   Net premiums                                                                           1,588,392         1,388,971
   Transfers of policy loans                                                                  6,829           168,334
   Transfers of cost of insurance                                                        (1,573,834)       (1,430,747)
   Transfers of surrenders                                                               (1,393,232)         (891,105)
   Transfers of death benefits                                                              (35,819)          (50,700)
   Transfers of other terminations                                                         (160,563)         (106,040)
   Interfund and net transfers to general account                                          (482,509)         (860,972)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (2,050,736)       (1,782,259)
                                                                                      --------------   ---------------

 Total increase in net assets                                                               360,372         2,410,015
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 18,882,001       $18,521,629
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                5

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 119,177
     1,019,862 shares (cost $33,274,452)   $ 37,826,693       Capital gains distributions                     137,402
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       256,579
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 37,826,693       Administrative expense                           17,183
                                          --------------
                                                              Mortality and expense risk                      236,608
                                                                                                       ---------------

                                                                                                              253,791
                                                                                                       ---------------

                                                           Net investment income                                2,788

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments               1,354,621
                                                            Net unrealized appreciation on
                                                             investments                                    5,471,586
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 6,828,995
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 33,957,851      $ 25,918,250

 Net increase in net assets resulting from operations                                     6,828,995         6,625,139

Capital shares transactions
   Net premiums                                                                           2,697,977         2,891,479
   Transfers of policy loans                                                                (43,831)          219,748
   Transfers of cost of insurance                                                        (2,993,205)       (2,456,591)
   Transfers of surrenders                                                               (2,264,217)       (1,748,679)
   Transfers of death benefits                                                              (95,171)          (84,558)
   Transfers of other terminations                                                         (251,029)         (140,222)
   Interfund and net transfers to general account                                           (10,677)        2,733,285
                                                                                      --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (2,960,153)        1,414,462
                                                                                      --------------   ---------------

 Total increase in net assets                                                             3,868,842         8,039,601
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 37,826,693       $33,957,851
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                6

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 162,833
     749,007 shares (cost $11,696,729)     $ 12,560,848       Capital gains distributions                      22,204
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       185,037
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 12,560,848       Administrative expense                            4,737
                                          --------------
                                                              Mortality and expense risk                      104,548
                                                                                                       ---------------

                                                                                                              109,285
                                                                                                       ---------------

                                                           Net investment income                               75,752

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 952,823
                                                            Net unrealized appreciation on
                                                             investments                                      515,842
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 1,544,417
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 13,269,182      $ 10,762,909

 Net increase in net assets resulting from operations                                     1,544,417         2,264,369

Capital shares transactions
   Net premiums                                                                           1,378,739         1,704,205
   Transfers of policy loans                                                                 22,531            23,005
   Transfers of cost of insurance                                                          (865,354)         (937,461)
   Transfers of surrenders                                                                 (812,285)         (500,524)
   Transfers of death benefits                                                               (6,499)          (18,751)
   Transfers of other terminations                                                         (174,749)          (56,015)
   Interfund and net transfers to general account                                        (1,795,134)           27,445
                                                                                      --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (2,252,751)          241,904
                                                                                      --------------   ---------------

 Total (decrease) increase in net assets                                                   (708,334)        2,506,273
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 12,560,848       $13,269,182
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                7

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 75,421
     712,441 shares (cost $17,821,794)     $ 23,289,689       Capital gains distributions                      65,428
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       140,849
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 23,289,689       Administrative expense                              967
                                          --------------
                                                              Mortality and expense risk                      171,856
                                                                                                       ---------------

                                                                                                              172,823
                                                                                                       ---------------

                                                           Net investment loss                                (31,974)

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments               3,162,256
                                                            Net unrealized appreciation on
                                                             investments                                    2,581,249
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 5,711,531
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 19,183,312      $ 13,975,665

 Net increase in net assets resulting from operations                                     5,711,531         5,987,949

Capital shares transactions
   Net premiums                                                                           1,790,406         1,643,822
   Transfers of policy loans                                                               (249,605)         (103,500)
   Transfers of cost of insurance                                                        (1,171,525)         (749,856)
   Transfers of surrenders                                                               (1,259,286)         (744,282)
   Transfers of death benefits                                                             (107,678)          (14,822)
   Transfers of other terminations                                                         (240,329)         (107,664)
   Interfund and net transfers to general account                                          (367,137)         (704,000)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (1,605,154)         (780,302)
                                                                                      --------------   ---------------

 Total increase in net assets                                                             4,106,377         5,207,647
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 23,289,689       $19,183,312
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                8

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 1,769
     9,155 shares (cost $91,560)              $ 94,023       Capital gains distributions                      2,299
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        4,068
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 94,023       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         370
                                                                                                     ---------------

                                                                                                                370
                                                                                                     ---------------

                                                          Net investment income                               3,698

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  2,153
                                                           Net unrealized depreciation on
                                                            investments                                        (864)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 4,987
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 41,480          $ 20,820

 Net increase in net assets resulting from operations                                       4,987             5,016

Capital shares transactions
   Net premiums                                                                            17,783             4,119
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                          (4,255)           (2,098)
   Transfers of surrenders                                                                 (1,910)                -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          35,938            13,623
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 47,556            15,644
                                                                                    --------------   ---------------

 Total increase in net assets                                                              52,543            20,660
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 94,023         $  41,480
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                9

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2010 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 179
     834 shares (cost $8,338)                  $ 8,850       Capital gains distributions                        340
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          519
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                     $ 8,850       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         142
                                                                                                     ---------------

                                                                                                                142
                                                                                                     ---------------

                                                          Net investment income                                 377

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  5,721
                                                           Net unrealized depreciation on
                                                            investments                                      (4,662)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 1,436
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 48,016               $ -

 Net increase in net assets resulting from operations                                       1,436             7,179

Capital shares transactions
   Net premiums                                                                            (2,617)           10,963
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                            (680)           (4,403)
   Transfers of surrenders                                                                      -                 -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                         (37,305)           34,277
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (40,602)           40,837
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (39,166)           48,016
                                                                                    --------------   ---------------

Net assets at end of year                                                                 $ 8,850         $  48,016
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                10

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2015 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 481
     2,185 shares (cost $21,564)              $ 23,379       Capital gains distributions                        196
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          677
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 23,379       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                          68
                                                                                                     ---------------

                                                                                                                 68
                                                                                                     ---------------

                                                          Net investment income                                 609

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                     39
                                                           Net unrealized appreciation on
                                                            investments                                       1,800
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 2,448
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                             $ 192             $ 129

 Net increase in net assets resulting from operations                                       2,448                39

Capital shares transactions
   Net premiums                                                                               210               280
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                            (328)             (256)
   Transfers of surrenders                                                                      -                 -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          20,857                 -
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 20,739                24
                                                                                    --------------   ---------------

 Total increase in net assets                                                              23,187                63
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 23,379          $    192
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                11

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2020 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 1,256
     5,752 shares (cost $54,506)              $ 60,917       Capital gains distributions                        378
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        1,634
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 60,917       Administrative expense                              11
                                         --------------
                                                             Mortality and expense risk                         149
                                                                                                     ---------------

                                                                                                                160
                                                                                                     ---------------

                                                          Net investment income                               1,474

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  1,563
                                                           Net unrealized appreciation on
                                                            investments                                       4,221
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 7,258
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 25,141           $ 3,412

 Net increase in net assets resulting from operations                                       7,258             4,163

Capital shares transactions
   Net premiums                                                                            15,708            11,659
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                          (6,515)           (4,932)
   Transfers of surrenders                                                                 (3,672)                -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          22,997            10,839
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 28,518            17,566
                                                                                    --------------   ---------------

 Total increase in net assets                                                              35,776            21,729
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 60,917         $  25,141
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                12

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2025 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 442
     2,123 shares (cost $19,680)              $ 22,273       Capital gains distributions                        128
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          570
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 22,273       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         148
                                                                                                     ---------------

                                                                                                                148
                                                                                                     ---------------

                                                          Net investment income                                 422

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                    424
                                                           Net unrealized appreciation on
                                                            investments                                       2,248
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 3,094
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                           $ 5,088           $ 2,567

 Net increase in net assets resulting from operations                                       3,094             1,208

Capital shares transactions
   Net premiums                                                                             3,794             1,625
   Transfers of policy loans                                                                  484              (141)
   Transfers of cost of insurance                                                          (1,581)             (789)
   Transfers of surrenders                                                                 (1,457)                -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          12,851               618
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 14,091             1,313
                                                                                    --------------   ---------------

 Total increase in net assets                                                              17,185             2,521
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 22,273         $   5,088
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                13

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Freedom 2030 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 2,279
     11,968 shares (cost $106,310)           $ 122,196       Capital gains distributions                        798
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        3,077
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 122,196       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         595
                                                                                                     ---------------

                                                                                                                595
                                                                                                     ---------------

                                                          Net investment income                               2,482

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                    822
                                                           Net unrealized appreciation on
                                                            investments                                      12,241
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 15,545
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 88,558          $ 35,917

 Net increase in net assets resulting from operations                                      15,545            19,053

Capital shares transactions
   Net premiums                                                                            31,410            31,397
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                         (13,328)          (10,722)
   Transfers of surrenders                                                                      -                 -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                              11            12,913
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 18,093            33,588
                                                                                    --------------   ---------------

 Total increase in net assets                                                              33,638            52,641
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 122,196         $  88,558
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                14

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 98,077
     405,145 shares (cost $5,422,936)      $ 5,890,812       Capital gains distributions                     29,535
                                                                                                     ---------------
   Receivables from General Account            179,276

Liabilities                                          -                                                      127,612
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,070,088       Administrative expense                           6,388
                                         --------------
                                                             Mortality and expense risk                      49,159
                                                                                                     ---------------

                                                                                                             55,547
                                                                                                     ---------------

                                                          Net investment income                              72,065

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 63,981
                                                           Net unrealized appreciation on
                                                            investments                                     592,179
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 728,225
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 6,012,210       $ 5,177,690

 Net increase in net assets resulting from operations                                     728,225         1,361,375

Capital shares transactions
   Net premiums                                                                           264,049           457,393
   Transfers of policy loans                                                                2,696            50,614
   Transfers of cost of insurance                                                        (482,240)         (453,040)
   Transfers of surrenders                                                               (360,876)         (312,678)
   Transfers of death benefits                                                             (9,893)          (21,947)
   Transfers of other terminations                                                        (34,038)          (21,009)
   Interfund and net transfers to general account                                         (50,045)         (226,188)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (670,347)         (526,855)
                                                                                    --------------   ---------------

 Total increase in net assets                                                              57,878           834,520
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,070,088       $ 6,012,210
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                15

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 433,820
     946,573 shares (cost $11,869,724)     $ 12,144,534       Capital gains distributions                     132,006
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       565,826
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 12,144,534       Administrative expense                            1,941
                                          --------------
                                                              Mortality and expense risk                       90,031
                                                                                                       ---------------

                                                                                                               91,972
                                                                                                       ---------------

                                                           Net investment income                              473,854

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 286,956
                                                            Net unrealized appreciation on
                                                             investments                                       71,891
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                       $ 832,701
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 12,176,825      $ 10,967,654

 Net increase in net assets resulting from operations                                       832,701         1,538,504

Capital shares transactions
   Net premiums                                                                             969,304           410,834
   Transfers of policy loans                                                                212,168           287,874
   Transfers of cost of insurance                                                          (759,234)         (368,507)
   Transfers of surrenders                                                               (1,209,568)         (410,170)
   Transfers of death benefits                                                              (21,793)          (26,304)
   Transfers of other terminations                                                         (112,338)          (62,359)
   Interfund and net transfers to general account                                            56,469          (160,701)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                                 (864,992)         (329,333)
                                                                                      --------------   ---------------

 Total (decrease) increase in net assets                                                    (32,291)        1,209,171
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 12,144,534       $12,176,825
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                16

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 897,783
     370,517 shares (cost $44,595,547)     $ 49,052,799       Capital gains distributions                     805,397
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                     1,703,180
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 49,052,799       Administrative expense                            6,522
                                          --------------
                                                              Mortality and expense risk                      335,538
                                                                                                       ---------------

                                                                                                              342,060
                                                                                                       ---------------

                                                           Net investment income                            1,361,120

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (111,703)
                                                            Net unrealized appreciation on
                                                             investments                                    4,902,602
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 6,152,019
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 46,832,407      $ 39,209,782

 Net increase in net assets resulting from operations                                     6,152,019         9,559,559

Capital shares transactions
   Net premiums                                                                           5,401,751         4,434,003
   Transfers of policy loans                                                                (17,340)         (253,761)
   Transfers of cost of insurance                                                        (3,777,902)       (2,724,826)
   Transfers of surrenders                                                               (3,616,515)       (2,116,364)
   Transfers of death benefits                                                              (58,662)          (51,148)
   Transfers of other terminations                                                         (405,486)         (218,168)
   Interfund and net transfers to general account                                        (1,457,473)       (1,006,670)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (3,931,627)       (1,936,934)
                                                                                      --------------   ---------------

 Total increase in net assets                                                             2,220,392         7,622,625
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 49,052,799       $46,832,407
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                17

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 477,324
     1,752,807 shares (cost $36,868,006)   $ 41,857,031       Capital gains distributions                      17,336
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       494,660
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 41,857,031       Administrative expense                            8,923
                                          --------------
                                                              Mortality and expense risk                      281,922
                                                                                                       ---------------

                                                                                                              290,845
                                                                                                       ---------------

                                                           Net investment income                              203,815

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments                (58,954)
                                                            Net unrealized appreciation on
                                                             investments                                    5,834,612
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 5,979,473
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 39,962,919      $ 32,023,672

 Net increase in net assets resulting from operations                                     5,979,473        10,417,338

Capital shares transactions
   Net premiums                                                                           3,443,177         2,939,419
   Transfers of policy loans                                                               (189,564)          (16,256)
   Transfers of cost of insurance                                                        (2,588,064)       (1,853,128)
   Transfers of surrenders                                                               (2,884,232)       (1,804,106)
   Transfers of death benefits                                                              (19,398)          (39,461)
   Transfers of other terminations                                                         (336,058)         (220,878)
   Interfund and net transfers to general account                                        (1,511,222)       (1,483,681)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (4,085,361)       (2,478,091)
                                                                                      --------------   ---------------

 Total increase in net assets                                                             1,894,112         7,939,247
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 41,857,031       $39,962,919
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                18

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 40,457
     241,835 shares (cost $2,960,498)      $ 3,511,450       Capital gains distributions                     11,239
                                                                                                     ---------------
   Receivables from General Account            177,872

Liabilities                                          -                                                       51,696
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 3,689,322       Administrative expense                           1,685
                                         --------------
                                                             Mortality and expense risk                      24,403
                                                                                                     ---------------

                                                                                                             26,088
                                                                                                     ---------------

                                                          Net investment income                              25,608

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 96,876
                                                           Net unrealized appreciation on
                                                            investments                                     384,938
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 507,422
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 3,544,365       $ 2,993,258

 Net increase in net assets resulting from operations                                     507,422           879,734

Capital shares transactions
   Net premiums                                                                           182,715           222,697
   Transfers of policy loans                                                               15,678            13,022
   Transfers of cost of insurance                                                        (327,797)         (208,823)
   Transfers of surrenders                                                               (270,985)         (199,946)
   Transfers of death benefits                                                             (3,487)          (10,894)
   Transfers of other terminations                                                        (25,556)          (14,017)
   Interfund and net transfers to general account                                          66,967          (130,666)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (362,465)         (328,627)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             144,957           551,107
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 3,689,322       $ 3,544,365
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                19

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 68,725
     273,621 shares (cost $3,576,017)      $ 4,241,122       Capital gains distributions                     22,642
                                                                                                     ---------------
   Receivables from General Account            166,905

Liabilities                                          -                                                       91,367
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 4,408,027       Administrative expense                             133
                                         --------------
                                                             Mortality and expense risk                      32,237
                                                                                                     ---------------

                                                                                                             32,370
                                                                                                     ---------------

                                                          Net investment income                              58,997

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                109,792
                                                           Net unrealized appreciation on
                                                            investments                                     498,671
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 667,460
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 4,224,742       $ 3,200,918

 Net increase in net assets resulting from operations                                     667,460         1,162,740

Capital shares transactions
   Net premiums                                                                           244,113           449,730
   Transfers of policy loans                                                              (12,433)          (39,053)
   Transfers of cost of insurance                                                        (355,530)         (338,781)
   Transfers of surrenders                                                               (377,880)         (163,278)
   Transfers of death benefits                                                             (3,318)          (36,974)
   Transfers of other terminations                                                        (42,787)           (6,264)
   Interfund and net transfers to general account                                          63,660            (4,296)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (484,175)         (138,916)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             183,285         1,023,824
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 4,408,027       $ 4,224,742
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                20

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 48,365
     575,479 shares (cost $6,316,960)      $ 7,268,300       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       48,365
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 7,268,300       Administrative expense                             370
                                         --------------
                                                             Mortality and expense risk                      47,818
                                                                                                     ---------------

                                                                                                             48,188
                                                                                                     ---------------

                                                          Net investment income                                 177

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 17,562
                                                           Net unrealized appreciation on
                                                            investments                                     873,297
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 891,036
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 7,092,988       $ 5,926,268

 Net increase in net assets resulting from operations                                     891,036         1,496,486

Capital shares transactions
   Net premiums                                                                           838,901           913,731
   Transfers of policy loans                                                                3,104            12,209
   Transfers of cost of insurance                                                        (633,618)         (530,353)
   Transfers of surrenders                                                               (446,045)         (378,747)
   Transfers of death benefits                                                            (33,985)          (45,140)
   Transfers of other terminations                                                        (68,170)          (56,495)
   Interfund and net transfers to general account                                        (375,911)         (244,971)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (715,724)         (329,766)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             175,312         1,166,720
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 7,268,300       $ 7,092,988
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                21

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 13,047
     384,109 shares (cost $5,098,231)      $ 6,883,229       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       13,047
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,883,229       Administrative expense                             502
                                         --------------
                                                             Mortality and expense risk                      36,385
                                                                                                     ---------------

                                                                                                             36,887
                                                                                                     ---------------

                                                          Net investment loss                               (23,840)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                230,556
                                                           Net unrealized appreciation on
                                                            investments                                   1,104,789
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,311,505
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 6,139,897       $ 4,465,907

 Net increase in net assets resulting from operations                                   1,311,505         1,960,332

Capital shares transactions
   Net premiums                                                                           749,730           635,351
   Transfers of policy loans                                                               10,942            44,607
   Transfers of cost of insurance                                                        (605,407)         (470,157)
   Transfers of surrenders                                                               (510,466)         (362,272)
   Transfers of death benefits                                                            (12,006)           (7,807)
   Transfers of other terminations                                                        (69,905)          (59,240)
   Interfund and net transfers to general account                                        (131,061)          (66,824)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (568,173)         (286,342)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             743,332         1,673,990
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,883,229       $ 6,139,897
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                22

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 47,917
     416,669 shares (cost $2,537,236)      $ 2,625,017       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       47,917
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,625,017       Administrative expense                              72
                                         --------------
                                                             Mortality and expense risk                      20,676
                                                                                                     ---------------

                                                                                                             20,748
                                                                                                     ---------------

                                                          Net investment income                              27,169

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments               (16,590)
                                                           Net unrealized appreciation on
                                                            investments                                     247,711
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 258,290
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,560,358       $ 2,644,260

 Net increase in net assets resulting from operations                                     258,290           312,760

Capital shares transactions
   Net premiums                                                                           266,806           293,933
   Transfers of policy loans                                                              (26,397)            4,073
   Transfers of cost of insurance                                                        (209,027)         (203,087)
   Transfers of surrenders                                                               (168,686)         (140,820)
   Transfers of death benefits                                                             (5,437)           (4,539)
   Transfers of other terminations                                                        (22,143)           (9,599)
   Interfund and net transfers to general account                                         (28,747)         (336,623)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (193,631)         (396,662)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                   64,659           (83,902)
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,625,017       $ 2,560,358
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                23

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     718,226 shares (cost $9,185,941)     $ 10,155,713       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 10,155,713       Administrative expense                             394
                                         --------------
                                                             Mortality and expense risk                      60,735
                                                                                                     ---------------

                                                                                                             61,129
                                                                                                     ---------------

                                                          Net investment loss                               (61,129)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              2,882,231
                                                           Net unrealized depreciation on
                                                            investments                                    (145,268)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 2,675,834
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,417,524       $ 4,287,827

 Net increase in net assets resulting from operations                                   2,675,834         1,544,050

Capital shares transactions
   Net premiums                                                                           588,676           360,477
   Transfers of policy loans                                                              (20,164)          (30,002)
   Transfers of cost of insurance                                                        (483,098)         (257,684)
   Transfers of surrenders                                                               (504,912)         (243,445)
   Transfers of death benefits                                                            (19,483)           (8,130)
   Transfers of other terminations                                                       (174,879)          (36,644)
   Interfund and net transfers to general account                                       2,676,215          (198,925)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                   2,062,355          (414,353)
                                                                                    --------------   ---------------

 Total increase in net assets                                                           4,738,189         1,129,697
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 10,155,713       $ 5,417,524
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                24

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 370,858
     1,817,793 shares (cost $13,953,310)   $ 15,560,307       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       370,858
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 15,560,307       Administrative expense                              799
                                          --------------
                                                              Mortality and expense risk                      121,921
                                                                                                       ---------------

                                                                                                              122,720
                                                                                                       ---------------

                                                           Net investment income                              248,138

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments               (125,630)
                                                            Net unrealized appreciation on
                                                             investments                                    1,538,551
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 1,661,059
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 16,433,805      $ 13,140,038

 Net increase in net assets resulting from operations                                     1,661,059         4,129,187

Capital shares transactions
   Net premiums                                                                           1,844,235         1,743,383
   Transfers of policy loans                                                                (26,610)          (77,334)
   Transfers of cost of insurance                                                        (1,126,881)         (922,150)
   Transfers of surrenders                                                               (1,126,435)         (650,527)
   Transfers of death benefits                                                              (27,338)          (13,121)
   Transfers of other terminations                                                         (179,027)         (100,122)
   Interfund and net transfers to general account                                        (1,892,501)         (815,549)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (2,534,557)         (835,420)
                                                                                      --------------   ---------------

 Total (decrease) increase in net assets                                                   (873,498)        3,293,767
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 15,560,307       $16,433,805
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                25

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                               $ 458,063
     4,410,647 shares (cost $23,145,283)   $ 25,846,393       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                       458,063
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 25,846,393       Administrative expense                              917
                                          --------------
                                                              Mortality and expense risk                      153,566
                                                                                                       ---------------

                                                                                                              154,483
                                                                                                       ---------------

                                                           Net investment income                              303,580

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 180,461
                                                            Net unrealized appreciation on
                                                             investments                                    1,927,637
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 2,411,678
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 18,477,916      $ 15,683,190

 Net increase in net assets resulting from operations                                     2,411,678         2,983,775

Capital shares transactions
   Net premiums                                                                           2,477,744         2,368,882
   Transfers of policy loans                                                                  3,891           (32,271)
   Transfers of cost of insurance                                                        (1,339,059)       (1,079,245)
   Transfers of surrenders                                                               (1,098,264)         (714,619)
   Transfers of death benefits                                                              (19,085)          (26,093)
   Transfers of other terminations                                                         (212,994)          (97,501)
   Interfund and net transfers to general account                                         5,144,566          (608,202)
                                                                                      --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                     4,956,799          (189,049)
                                                                                      --------------   ---------------

 Total increase in net assets                                                             7,368,477         2,794,726
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 25,846,393       $18,477,916
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                26

Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Income & Growth Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 27,845
     327,653 shares (cost $1,814,375)      $ 1,982,303       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       27,845
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,982,303       Administrative expense                              57
                                         --------------
                                                             Mortality and expense risk                      12,972
                                                                                                     ---------------

                                                                                                             13,029
                                                                                                     ---------------

                                                          Net investment income                              14,816

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments               (39,209)
                                                           Net unrealized appreciation on
                                                            investments                                     257,246
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 232,853
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,884,723       $ 1,767,576

 Net increase in net assets resulting from operations                                     232,853           276,411

Capital shares transactions
   Net premiums                                                                           197,185           187,614
   Transfers of policy loans                                                                 (311)           (2,307)
   Transfers of cost of insurance                                                        (139,534)         (120,954)
   Transfers of surrenders                                                               (109,760)          (69,059)
   Transfers of death benefits                                                            (26,347)           (2,113)
   Transfers of other terminations                                                        (30,594)           (7,343)
   Interfund and net transfers to general account                                         (25,912)         (145,102)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (135,273)         (159,264)
                                                                                    --------------   ---------------

 Total increase in net assets                                                              97,580           117,147
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,982,303       $ 1,884,723
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                27

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Growth Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 11,542
     509,497 shares (cost $10,550,773)    $ 12,579,470       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       11,542
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 12,579,470       Administrative expense                             546
                                         --------------
                                                             Mortality and expense risk                      76,163
                                                                                                     ---------------

                                                                                                             76,709
                                                                                                     ---------------

                                                          Net investment loss                               (65,167)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              1,497,265
                                                           Net unrealized appreciation on
                                                            investments                                     176,023
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,608,121
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 13,641,268       $ 7,525,964

 Net increase in net assets resulting from operations                                   1,608,121         3,163,993

Capital shares transactions
   Net premiums                                                                         1,073,667           831,929
   Transfers of policy loans                                                              (27,310)          (60,542)
   Transfers of cost of insurance                                                        (812,470)         (455,331)
   Transfers of surrenders                                                               (743,411)         (577,694)
   Transfers of death benefits                                                            (45,745)          (15,320)
   Transfers of other terminations                                                       (169,497)         (161,513)
   Interfund and net transfers to general account                                      (1,945,153)        3,389,782
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                  (2,669,919)        2,951,311
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                               (1,061,798)        6,115,304
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 12,579,470       $13,641,268
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                28

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 16,878
     65,856 shares (cost $1,179,125)       $ 1,319,756       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            102,125

Liabilities                                          -                                                       16,878
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,421,881       Administrative expense                              17
                                         --------------
                                                             Mortality and expense risk                      10,039
                                                                                                     ---------------

                                                                                                             10,056
                                                                                                     ---------------

                                                          Net investment income                               6,822

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  5,774
                                                           Net unrealized appreciation on
                                                            investments                                     116,112
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 128,708
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,461,656       $ 1,223,835

 Net increase in net assets resulting from operations                                     128,708           308,972

Capital shares transactions
   Net premiums                                                                            48,276           118,134
   Transfers of policy loans                                                               (9,157)          (10,718)
   Transfers of cost of insurance                                                        (125,135)          (83,286)
   Transfers of surrenders                                                               (126,691)          (78,326)
   Transfers of death benefits                                                             (1,799)             (917)
   Transfers of other terminations                                                         (9,043)           (2,640)
   Interfund and net transfers to general account                                          55,066           (13,398)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (168,483)          (71,151)
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (39,775)          237,821
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,421,881       $ 1,461,656
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                29

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     582,765 shares (cost $8,980,123)     $ 10,670,420       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 10,670,420       Administrative expense                             316
                                         --------------
                                                             Mortality and expense risk                      60,828
                                                                                                     ---------------

                                                                                                             61,144
                                                                                                     ---------------

                                                          Net investment loss                               (61,144)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              1,680,964
                                                           Net unrealized appreciation on
                                                            investments                                     579,771
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 2,199,591
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,873,746       $ 5,411,177

 Net increase in net assets resulting from operations                                   2,199,591         3,600,243

Capital shares transactions
   Net premiums                                                                           794,665           506,709
   Transfers of policy loans                                                              (11,882)         (118,788)
   Transfers of cost of insurance                                                        (464,425)         (311,252)
   Transfers of surrenders                                                               (456,330)         (330,830)
   Transfers of death benefits                                                            (11,540)          (10,641)
   Transfers of other terminations                                                       (111,872)          (34,830)
   Interfund and net transfers to general account                                       2,858,467        (2,838,042)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                   2,597,083        (3,137,674)
                                                                                    --------------   ---------------

 Total increase in net assets                                                           4,796,674           462,569
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 10,670,420       $ 5,873,746
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                30

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 32,054
     190,333 shares (cost $3,049,363)      $ 3,623,945       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       32,054
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 3,623,945       Administrative expense                              80
                                         --------------
                                                             Mortality and expense risk                      26,441
                                                                                                     ---------------

                                                                                                             26,521
                                                                                                     ---------------

                                                          Net investment income                               5,533

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 91,936
                                                           Net unrealized appreciation on
                                                            investments                                     378,508
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 475,977
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 3,637,241       $ 3,229,160

 Net increase in net assets resulting from operations                                     475,977           834,481

Capital shares transactions
   Net premiums                                                                           337,731           298,016
   Transfers of policy loans                                                              (27,090)          (87,145)
   Transfers of cost of insurance                                                        (262,853)         (219,459)
   Transfers of surrenders                                                               (336,631)         (271,510)
   Transfers of death benefits                                                             (6,963)          (14,291)
   Transfers of other terminations                                                        (51,270)          (25,215)
   Interfund and net transfers to general account                                        (142,197)         (106,796)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (489,273)         (426,400)
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (13,296)          408,081
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 3,623,945       $ 3,637,241
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                31

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Total Return Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 4,202
     9,941 shares (cost $161,706)            $ 185,995       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        4,202
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 185,995       Administrative expense                              17
                                         --------------
                                                             Mortality and expense risk                       1,426
                                                                                                     ---------------

                                                                                                              1,443
                                                                                                     ---------------

                                                          Net investment income                               2,759

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  5,580
                                                           Net unrealized appreciation on
                                                            investments                                       5,935
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 14,274
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 107,239          $ 54,520

 Net increase in net assets resulting from operations                                      14,274            19,956

Capital shares transactions
   Net premiums                                                                            32,076            19,303
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                         (10,124)           (7,831)
   Transfers of surrenders                                                                (12,431)           (2,522)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                          54,961            23,813
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 64,482            32,763
                                                                                    --------------   ---------------

 Total increase in net assets                                                              78,756            52,719
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 185,995        $  107,239
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                32

Midland National Life Insurance Company
Separate Account A
MFS Variable Insurance Trust Utilities Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 80,449
     110,300 shares (cost $2,291,276)      $ 2,787,289       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             34,936

Liabilities                                          -                                                       80,449
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,822,225       Administrative expense                             131
                                         --------------
                                                             Mortality and expense risk                      20,057
                                                                                                     ---------------

                                                                                                             20,188
                                                                                                     ---------------

                                                          Net investment income                              60,261

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                195,514
                                                           Net unrealized appreciation on
                                                            investments                                      79,326
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 335,101
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,504,063       $ 1,194,358

 Net increase in net assets resulting from operations                                     335,101           542,982

Capital shares transactions
   Net premiums                                                                           274,351           494,967
   Transfers of policy loans                                                              173,716            (8,406)
   Transfers of cost of insurance                                                        (168,925)          (88,648)
   Transfers of surrenders                                                               (127,400)          (29,390)
   Transfers of death benefits                                                             (5,351)             (103)
   Transfers of other terminations                                                        (40,604)          (37,760)
   Interfund and net transfers to general account                                        (122,726)          436,063
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (16,939)          766,723
                                                                                    --------------   ---------------

 Total increase in net assets                                                             318,162         1,309,705
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,822,225       $ 2,504,063
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                33

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 51,935
     425,635 shares (cost $9,588,316)      $ 10,117,340       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                        51,935
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 10,117,340       Administrative expense                              252
                                          --------------
                                                              Mortality and expense risk                       76,088
                                                                                                       ---------------

                                                                                                               76,340
                                                                                                       ---------------

                                                           Net investment loss                                (24,405)

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized losses on investments                (83,535)
                                                            Net unrealized appreciation on
                                                             investments                                    1,565,946
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 1,458,006
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                         $ 9,374,073       $ 8,396,938

 Net increase in net assets resulting from operations                                     1,458,006         1,434,836

Capital shares transactions
   Net premiums                                                                           1,091,571         1,062,868
   Transfers of policy loans                                                                 (4,109)           18,267
   Transfers of cost of insurance                                                          (721,867)         (587,884)
   Transfers of surrenders                                                                 (606,442)         (430,853)
   Transfers of death benefits                                                               (8,613)           (5,932)
   Transfers of other terminations                                                          (89,214)          (72,930)
   Interfund and net transfers to general account                                          (376,065)         (441,237)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                                 (714,739)         (457,701)
                                                                                      --------------   ---------------

 Total increase in net assets                                                               743,267           977,135
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 10,117,340       $ 9,374,073
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                34

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                           Year Ended December 31, 2010

Assets:                                                   Investment income:
   Investment in Portfolio,                                   Dividend income                                $ 46,317
     781,547 shares (cost $10,764,606)     $ 12,942,412       Capital gains distributions                           -
                                                                                                       ---------------
   Receivables from General Account                   -

Liabilities                                           -                                                        46,317
                                          --------------                                               ---------------
                                                          Expenses:
Net assets                                 $ 12,942,412       Administrative expense                              592
                                          --------------
                                                              Mortality and expense risk                      102,597
                                                                                                       ---------------

                                                                                                              103,189
                                                                                                       ---------------

                                                           Net investment loss                                (56,872)

                                                          Realized and unrealized gains
                                                          (losses) on investments
                                                            Net realized gains on investments                 179,305
                                                            Net unrealized appreciation on
                                                             investments                                    2,513,479
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                           operations                                     $ 2,635,912
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                          2010              2009

Net assets at beginning of year                                                        $ 12,081,813      $ 10,682,778

 Net increase in net assets resulting from operations                                     2,635,912         2,480,914

Capital shares transactions
   Net premiums                                                                           1,361,698         1,367,215
   Transfers of policy loans                                                                (29,057)          (15,881)
   Transfers of cost of insurance                                                          (851,565)         (726,933)
   Transfers of surrenders                                                                 (818,517)         (567,341)
   Transfers of death benefits                                                              (24,135)          (13,220)
   Transfers of other terminations                                                         (157,997)          (60,284)
   Interfund and net transfers to general account                                        (1,255,740)       (1,065,435)
                                                                                      --------------   ---------------

Net decrease in net assets from capital share transactions                               (1,775,313)       (1,081,879)
                                                                                      --------------   ---------------

 Total increase in net assets                                                               860,599         1,399,035
                                                                                      --------------   ---------------

Net assets at end of year                                                              $ 12,942,412       $12,081,813
                                                                                      --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                35

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. International Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 41,620
     659,684 shares (cost $5,294,447)      $ 5,778,833       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       41,620
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 5,778,833       Administrative expense                             334
                                         --------------
                                                             Mortality and expense risk                      44,314
                                                                                                     ---------------

                                                                                                             44,648
                                                                                                     ---------------

                                                          Net investment loss                                (3,028)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 24,199
                                                           Net unrealized appreciation on
                                                            investments                                     987,341
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,008,512
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,208,258       $ 3,617,364

 Net increase in net assets resulting from operations                                   1,008,512         1,559,924

Capital shares transactions
   Net premiums                                                                           502,144           391,285
   Transfers of policy loans                                                               (8,564)           (3,928)
   Transfers of cost of insurance                                                        (280,461)         (241,252)
   Transfers of surrenders                                                               (258,988)         (152,553)
   Transfers of death benefits                                                             (6,933)           (4,022)
   Transfers of other terminations                                                        (33,185)          (14,499)
   Interfund and net transfers to general account                                        (351,950)           55,939
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (437,937)           30,970
                                                                                    --------------   ---------------

 Total increase in net assets                                                             570,575         1,590,894
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 5,778,833       $ 5,208,258
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                36

Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. Capital Structure Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 3,230
     8,962 shares (cost $109,842)            $ 120,003       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        3,230
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 120,003       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                       1,266
                                                                                                     ---------------

                                                                                                              1,266
                                                                                                     ---------------

                                                          Net investment income                               1,964

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  1,367
                                                           Net unrealized appreciation on
                                                            investments                                      12,086
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 15,417
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 122,203          $ 74,280

 Net increase in net assets resulting from operations                                      15,417            23,123

Capital shares transactions
   Net premiums                                                                            11,915            19,936
   Transfers of policy loans                                                                    -                28
   Transfers of cost of insurance                                                          (6,497)           (6,251)
   Transfers of surrenders                                                                (31,039)                -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                           8,004            11,087
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (17,617)           24,800
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                   (2,200)           47,923
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 120,003        $  122,203
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                37

Midland National Life Insurance Company
Separate Account A
Alger Fund LargeCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 80,638
     227,806 shares (cost $8,016,863)      $ 9,950,572       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            166,701

Liabilities                                          -                                                       80,638
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 10,117,273       Administrative expense                             432
                                         --------------
                                                             Mortality and expense risk                      87,773
                                                                                                     ---------------

                                                                                                             88,205
                                                                                                     ---------------

                                                          Net investment loss                                (7,567)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                346,386
                                                           Net unrealized appreciation on
                                                            investments                                     710,030
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,048,849
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 10,963,637       $ 7,741,324

 Net increase in net assets resulting from operations                                   1,048,849         3,550,937

Capital shares transactions
   Net premiums                                                                         1,093,034         1,450,905
   Transfers of policy loans                                                               34,780           (20,734)
   Transfers of cost of insurance                                                        (696,533)         (678,030)
   Transfers of surrenders                                                               (507,091)         (356,897)
   Transfers of death benefits                                                            (52,069)          (14,960)
   Transfers of other terminations                                                        (99,248)          (52,318)
   Interfund and net transfers to general account                                      (1,668,086)         (656,590)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                             (1,895,213)         (328,624)
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                 (846,364)        3,222,313
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 10,117,273       $10,963,637
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                38

Midland National Life Insurance Company
Separate Account A
Alger Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     542,304 shares (cost $5,614,446)      $ 6,914,381       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,914,381       Administrative expense                             201
                                         --------------
                                                             Mortality and expense risk                      53,138
                                                                                                     ---------------

                                                                                                             53,339
                                                                                                     ---------------

                                                          Net investment loss                               (53,339)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                182,839
                                                           Net unrealized appreciation on
                                                            investments                                     973,118
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,102,618
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 6,479,792       $ 4,679,573

 Net increase in net assets resulting from operations                                   1,102,618         2,237,347

Capital shares transactions
   Net premiums                                                                           698,020           520,161
   Transfers of policy loans                                                              (29,380)             (414)
   Transfers of cost of insurance                                                        (457,096)         (297,993)
   Transfers of surrenders                                                               (432,018)         (255,554)
   Transfers of death benefits                                                            (49,996)           (5,358)
   Transfers of other terminations                                                        (79,038)          (34,367)
   Interfund and net transfers to general account                                        (318,521)         (363,603)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (668,029)         (437,128)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             434,589         1,800,219
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,914,381       $ 6,479,792
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                39

Midland National Life Insurance Company
Separate Account A
Alger Fund Capital Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 31,746
     163,724 shares (cost $7,020,729)      $ 8,539,862       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       31,746
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 8,539,862       Administrative expense                             232
                                         --------------
                                                             Mortality and expense risk                      68,005
                                                                                                     ---------------

                                                                                                             68,237
                                                                                                     ---------------

                                                          Net investment loss                               (36,491)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                298,561
                                                           Net unrealized appreciation on
                                                            investments                                     636,251
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 898,321
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 8,265,722       $ 5,996,510

 Net increase in net assets resulting from operations                                     898,321         2,847,763

Capital shares transactions
   Net premiums                                                                           776,413           587,324
   Transfers of policy loans                                                              (52,146)          (20,754)
   Transfers of cost of insurance                                                        (484,654)         (214,448)
   Transfers of surrenders                                                               (617,108)         (349,482)
   Transfers of death benefits                                                             (7,732)           (1,412)
   Transfers of other terminations                                                        (84,327)          (52,889)
   Interfund and net transfers to general account                                        (154,627)         (526,890)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (624,181)         (578,551)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             274,140         2,269,212
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 8,539,862       $ 8,265,722
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                40

Midland National Life Insurance Company
Separate Account A
Alger Fund SmallCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     206,042 shares (cost $5,324,019)      $ 6,603,653       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 6,603,653       Administrative expense                             159
                                         --------------
                                                             Mortality and expense risk                      49,027
                                                                                                     ---------------

                                                                                                             49,186
                                                                                                     ---------------

                                                          Net investment loss                               (49,186)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                104,449
                                                           Net unrealized appreciation on
                                                            investments                                   1,269,560
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,324,823
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,934,640       $ 4,438,741

 Net increase in net assets resulting from operations                                   1,324,823         1,872,870

Capital shares transactions
   Net premiums                                                                           490,091           445,246
   Transfers of policy loans                                                               (2,566)          (37,153)
   Transfers of cost of insurance                                                        (325,372)         (271,653)
   Transfers of surrenders                                                               (371,173)         (184,223)
   Transfers of death benefits                                                             (2,347)          (16,169)
   Transfers of other terminations                                                        (55,824)          (19,827)
   Interfund and net transfers to general account                                        (388,619)         (293,192)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (655,810)         (376,971)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             669,013         1,495,899
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 6,603,653       $ 5,934,640
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                41

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 701
     115,109 shares (cost $573,102)          $ 646,910       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          701
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 646,910       Administrative expense                              33
                                         --------------
                                                             Mortality and expense risk                       5,471
                                                                                                     ---------------

                                                                                                              5,504
                                                                                                     ---------------

                                                          Net investment loss                                (4,803)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 55,393
                                                           Net unrealized appreciation on
                                                            investments                                       1,507
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 52,097
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 647,049         $ 323,569

 Net increase in net assets resulting from operations                                      52,097           129,085

Capital shares transactions
   Net premiums                                                                            80,061           258,313
   Transfers of policy loans                                                               14,615              (801)
   Transfers of cost of insurance                                                         (57,155)          (60,552)
   Transfers of surrenders                                                                (51,165)          (17,826)
   Transfers of death benefits                                                             (4,643)           (2,221)
   Transfers of other terminations                                                         (4,174)           (3,945)
   Interfund and net transfers to general account                                         (29,775)           21,427
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (52,236)          194,395
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                     (139)          323,480
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 646,910        $  647,049
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                42

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     77,103 shares (cost $1,065,238)       $ 1,288,385       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,288,385       Administrative expense                              53
                                         --------------
                                                             Mortality and expense risk                       9,680
                                                                                                     ---------------

                                                                                                              9,733
                                                                                                     ---------------

                                                          Net investment loss                                (9,733)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 78,154
                                                           Net unrealized depreciation on
                                                            investments                                     (14,521)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 53,900
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,164,469       $ 1,125,638

 Net increase in net assets resulting from operations                                      53,900           242,772

Capital shares transactions
   Net premiums                                                                           140,747           130,231
   Transfers of policy loans                                                                6,863             2,140
   Transfers of cost of insurance                                                         (94,512)          (69,789)
   Transfers of surrenders                                                                (56,915)          (51,289)
   Transfers of death benefits                                                                  -            (5,262)
   Transfers of other terminations                                                         (9,169)           (7,166)
   Interfund and net transfers to general account                                          83,002          (202,806)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                      70,016          (203,941)
                                                                                    --------------   ---------------

 Total increase in net assets                                                             123,916            38,831
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,288,385       $ 1,164,469
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                43

Midland National Life Insurance Company
Separate Account A
Invesco Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 105,532
     171,200 shares (cost $4,166,742)      $ 4,911,722       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            100,232

Liabilities                                          -                                                      105,532
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 5,011,954       Administrative expense                             226
                                         --------------
                                                             Mortality and expense risk                      33,260
                                                                                                     ---------------

                                                                                                             33,486
                                                                                                     ---------------

                                                          Net investment income                              72,046

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                177,631
                                                           Net unrealized appreciation on
                                                            investments                                     279,202
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 528,879
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 4,296,126       $ 2,711,172

 Net increase in net assets resulting from operations                                     528,879           997,999

Capital shares transactions
   Net premiums                                                                           750,643           746,439
   Transfers of policy loans                                                              (63,600)           (7,920)
   Transfers of cost of insurance                                                        (350,130)         (263,081)
   Transfers of surrenders                                                                (90,805)          (44,438)
   Transfers of death benefits                                                             (8,477)           (7,582)
   Transfers of other terminations                                                        (46,773)          (11,792)
   Interfund and net transfers to general account                                          (3,909)          175,329
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                186,949           586,955
                                                                                    --------------   ---------------

 Total increase in net assets                                                             715,828         1,584,954
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 5,011,954       $ 4,296,126
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                44

Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Global Hard Assets Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 49,696
     473,819 shares (cost $13,012,224)    $ 17,848,758       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            318,602

Liabilities                                          -                                                       49,696
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 18,167,360       Administrative expense                             426
                                         --------------
                                                             Mortality and expense risk                     111,060
                                                                                                     ---------------

                                                                                                            111,486
                                                                                                     ---------------

                                                          Net investment loss                               (61,790)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                617,047
                                                           Net unrealized appreciation on
                                                            investments                                   3,415,975
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 3,971,232
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 13,809,699       $ 7,541,921

 Net increase in net assets resulting from operations                                   3,971,232         4,552,601

Capital shares transactions
   Net premiums                                                                         1,365,818         1,767,004
   Transfers of policy loans                                                              (16,353)          (76,520)
   Transfers of cost of insurance                                                        (810,419)         (628,972)
   Transfers of surrenders                                                               (729,069)         (242,834)
   Transfers of death benefits                                                             (6,737)          (11,221)
   Transfers of other terminations                                                       (120,061)          (81,721)
   Interfund and net transfers to general account                                         703,250           989,441
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                386,429         1,715,177
                                                                                    --------------   ---------------

 Total increase in net assets                                                           4,357,661         6,267,778
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 18,167,360       $13,809,699
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                45

Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     0 shares (cost $0)                            $ -       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                         $ -       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                           -
                                                                                                     ---------------

                                                                                                                  -
                                                                                                     ---------------

                                                          Net investment income                                   -

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                      -
                                                           Net unrealized appreciation on
                                                            investments                                           -
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                            $ -
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                               $ -         $ 883,177

 Net increase in net assets resulting from operations                                           -           244,493

Capital shares transactions
   Net premiums                                                                                 -           351,761
   Transfers of policy loans                                                                    -             5,306
   Transfers of cost of insurance                                                               -           (83,052)
   Transfers of surrenders                                                                      -           (30,777)
   Transfers of death benefits                                                                  -            (2,077)
   Transfers of other terminations                                                              -           (27,194)
   Interfund and net transfers to general account                                               -        (1,341,637)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                           -        (1,127,670)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                        -          (883,177)
                                                                                    --------------   ---------------

Net assets at end of year                                                                     $ -           $     -
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                46

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 673,967
     2,353,825 shares (cost $26,102,682)  $ 26,080,379       Capital gains distributions                    782,876
                                                                                                     ---------------
   Receivables from General Account            362,701

Liabilities                                          -                                                    1,456,843
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                $ 26,443,080       Administrative expense                           1,714
                                         --------------
                                                             Mortality and expense risk                     227,796
                                                                                                     ---------------

                                                                                                            229,510
                                                                                                     ---------------

                                                          Net investment income                           1,227,333

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments              1,294,321
                                                           Net unrealized depreciation on
                                                            investments                                    (374,175)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 2,147,479
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                      $ 27,862,716      $ 22,479,921

 Net increase in net assets resulting from operations                                   2,147,479         2,660,952

Capital shares transactions
   Net premiums                                                                         2,798,678         3,307,555
   Transfers of policy loans                                                              475,544          (119,013)
   Transfers of cost of insurance                                                      (1,866,739)       (1,458,207)
   Transfers of surrenders                                                             (1,352,775)       (1,329,635)
   Transfers of death benefits                                                            (22,003)          (53,815)
   Transfers of other terminations                                                       (356,125)         (172,709)
   Interfund and net transfers to general account                                      (3,243,695)        2,547,667
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                  (3,567,115)        2,721,843
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                               (1,419,636)        5,382,795
                                                                                    --------------   ---------------

Net assets at end of year                                                            $ 26,443,080       $27,862,716
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                47

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 34,657
     207,270 shares (cost $2,107,748)      $ 2,163,896       Capital gains distributions                      7,012
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       41,669
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,163,896       Administrative expense                              14
                                         --------------
                                                             Mortality and expense risk                      12,790
                                                                                                     ---------------

                                                                                                             12,804
                                                                                                     ---------------

                                                          Net investment income                              28,865

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  4,485
                                                           Net unrealized appreciation on
                                                            investments                                      63,670
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 97,020
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,102,392       $ 1,838,160

 Net increase in net assets resulting from operations                                      97,020           234,766

Capital shares transactions
   Net premiums                                                                            97,802           161,945
   Transfers of policy loans                                                                2,573            (5,371)
   Transfers of cost of insurance                                                         (81,837)          (80,363)
   Transfers of surrenders                                                                 (6,801)           (5,568)
   Transfers of death benefits                                                                  -            (4,480)
   Transfers of other terminations                                                         (1,145)           (1,942)
   Interfund and net transfers to general account                                         (46,108)          (34,755)
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (35,516)           29,466
                                                                                    --------------   ---------------

 Total increase in net assets                                                              61,504           264,232
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,163,896       $ 2,102,392
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                48

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                              $ 362,293
     352,189 shares (cost $2,713,047)      $ 2,729,468       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             44,015

Liabilities                                          -                                                      362,293
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,773,483       Administrative expense                              58
                                         --------------
                                                             Mortality and expense risk                      40,782
                                                                                                     ---------------

                                                                                                             40,840
                                                                                                     ---------------

                                                          Net investment income                             321,453

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                325,756
                                                           Net unrealized depreciation on
                                                            investments                                     (78,811)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 568,398
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,388,610       $ 1,292,791

 Net increase in net assets resulting from operations                                     568,398           872,058

Capital shares transactions
   Net premiums                                                                           482,699           187,719
   Transfers of policy loans                                                              157,692           (28,104)
   Transfers of cost of insurance                                                        (282,954)         (161,980)
   Transfers of surrenders                                                               (275,527)         (111,223)
   Transfers of death benefits                                                             (8,266)           (3,391)
   Transfers of other terminations                                                        (79,425)          (36,833)
   Interfund and net transfers to general account                                        (177,744)          377,573
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (183,525)          223,761
                                                                                    --------------   ---------------

 Total increase in net assets                                                             384,873         1,095,819
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,773,483       $ 2,388,610
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                49

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 83,926
     446,997 shares (cost $5,648,453)      $ 5,873,537       Capital gains distributions                     51,667
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                      135,593
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 5,873,537       Administrative expense                             138
                                         --------------
                                                             Mortality and expense risk                      41,501
                                                                                                     ---------------

                                                                                                             41,639
                                                                                                     ---------------

                                                          Net investment income                              93,954

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 99,962
                                                           Net unrealized appreciation on
                                                            investments                                     209,551
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 403,467
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 5,612,147       $ 4,495,899

 Net increase in net assets resulting from operations                                     403,467           810,284

Capital shares transactions
   Net premiums                                                                           356,559           647,680
   Transfers of policy loans                                                              175,502            15,728
   Transfers of cost of insurance                                                        (283,031)         (250,813)
   Transfers of surrenders                                                               (222,965)          (38,406)
   Transfers of death benefits                                                                  -           (22,477)
   Transfers of other terminations                                                        (22,564)          (15,644)
   Interfund and net transfers to general account                                        (145,578)          (30,104)
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (142,077)          305,964
                                                                                    --------------   ---------------

 Total increase in net assets                                                             261,390         1,116,248
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 5,873,537       $ 5,612,147
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                50

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Stocks Plus Growth and Income
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     0 shares (cost $0)                            $ -       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                         $ -       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                           -
                                                                                                     ---------------

                                                                                                                  -
                                                                                                     ---------------

                                                          Net investment income                                   -

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                      -
                                                           Net unrealized appreciation on
                                                            investments                                           -
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                            $ -
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                               $ -           $ 1,626

 Net increase (decrease) in net assets resulting from operations                                -              (308)

Capital shares transactions
   Net premiums                                                                                 -                 -
   Transfers of policy loans                                                                    -                 -
   Transfers of cost of insurance                                                               -                 -
   Transfers of surrenders                                                                      -                 -
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                               -            (1,318)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                           -            (1,318)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                        -            (1,626)
                                                                                    --------------   ---------------

Net assets at end of year                                                                     $ -           $     -
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                51

Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Small Cap Stock Plus Total Return
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     0 shares (cost $0)                            $ -       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                         $ -       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                           -
                                                                                                     ---------------

                                                                                                                  -
                                                                                                     ---------------

                                                          Net investment income                                   -

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                      -
                                                           Net unrealized appreciation on
                                                            investments                                           -
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                            $ -
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                               $ -          $ 11,320

 Net increase in net assets resulting from operations                                           -             1,832

Capital shares transactions
   Net premiums                                                                                 -           (11,356)
   Transfers of policy loans                                                                    -              (209)
   Transfers of cost of insurance                                                               -            (1,510)
   Transfers of surrenders                                                                      -              (606)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                              -              (477)
   Interfund and net transfers to general account                                               -             1,006
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                           -           (13,152)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                        -           (11,320)
                                                                                    --------------   ---------------

Net assets at end of year                                                                     $ -           $     -
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                52

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 13,717
     239,596 shares (cost $1,997,798)      $ 2,736,191       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             30,023

Liabilities                                          -                                                       13,717
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 2,766,214       Administrative expense                             162
                                         --------------
                                                             Mortality and expense risk                      22,546
                                                                                                     ---------------

                                                                                                             22,708
                                                                                                     ---------------

                                                          Net investment loss                                (8,991)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                213,843
                                                           Net unrealized appreciation on
                                                            investments                                     418,974
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 623,826
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,556,517       $ 1,825,680

 Net increase in net assets resulting from operations                                     623,826           538,786

Capital shares transactions
   Net premiums                                                                           279,235           308,267
   Transfers of policy loans                                                                   53            (6,113)
   Transfers of cost of insurance                                                        (141,624)         (157,194)
   Transfers of surrenders                                                                (52,427)          (35,277)
   Transfers of death benefits                                                                  -              (502)
   Transfers of other terminations                                                        (25,573)           (9,917)
   Interfund and net transfers to general account                                        (473,793)           92,787
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (414,129)          192,051
                                                                                    --------------   ---------------

 Total increase in net assets                                                             209,697           730,837
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 2,766,214       $ 2,556,517
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                53

Midland National Life Insurance Company
Separate Account A
Goldman Sachs Variable Insurance Trust  Large Cap Value
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 28,865
     363,358 shares (cost $3,301,062)      $ 3,720,787       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             43,670

Liabilities                                          -                                                       28,865
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 3,764,457       Administrative expense                             196
                                         --------------
                                                             Mortality and expense risk                      29,733
                                                                                                     ---------------

                                                                                                             29,929
                                                                                                     ---------------

                                                          Net investment loss                                (1,064)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 92,730
                                                           Net unrealized appreciation on
                                                            investments                                     188,237
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 279,903
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 4,169,697       $ 2,757,610

 Net increase in net assets resulting from operations                                     279,903           617,242

Capital shares transactions
   Net premiums                                                                           704,404           809,272
   Transfers of policy loans                                                                4,310           (19,351)
   Transfers of cost of insurance                                                        (315,525)         (270,925)
   Transfers of surrenders                                                               (161,483)          (54,837)
   Transfers of death benefits                                                            (11,947)          (11,311)
   Transfers of other terminations                                                        (46,273)          (13,029)
   Interfund and net transfers to general account                                        (858,629)          355,026
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (685,143)          794,845
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                 (405,240)        1,412,087
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 3,764,457       $ 4,169,697
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                54

Midland National Life Insurance Company
Separate Account A
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 1,394
     12,897 shares (cost $166,511)           $ 198,102       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             25,240

Liabilities                                          -                                                        1,394
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 223,342       Administrative expense                               6
                                         --------------
                                                             Mortality and expense risk                       1,238
                                                                                                     ---------------

                                                                                                              1,244
                                                                                                     ---------------

                                                          Net investment income                                 150

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  4,815
                                                           Net unrealized appreciation on
                                                            investments                                      31,321
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 36,286
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 92,288         $ 258,257

 Net increase in net assets resulting from operations                                      36,286            22,331

Capital shares transactions
   Net premiums                                                                            12,625            21,325
   Transfers of policy loans                                                                 (718)                -
   Transfers of cost of insurance                                                         (14,853)           (7,917)
   Transfers of surrenders                                                                (17,482)           (3,516)
   Transfers of death benefits                                                                  -            (1,822)
   Transfers of other terminations                                                              -                 -
   Interfund and net transfers to general account                                         115,196          (196,370)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                      94,768          (188,300)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                  131,054          (165,969)
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 223,342         $  92,288
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                55

Midland National Life Insurance Company
Separate Account A
Premier VIT NACM Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 341
     0 shares (cost $0)                            $ -       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                          341
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                         $ -       Administrative expense                               6
                                         --------------
                                                             Mortality and expense risk                         884
                                                                                                     ---------------

                                                                                                                890
                                                                                                     ---------------

                                                          Net investment loss                                  (549)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 46,718
                                                           Net unrealized appreciation on
                                                            investments                                         337
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 46,506
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 314,436         $ 332,420

 Net increase in net assets resulting from operations                                      46,506            53,444

Capital shares transactions
   Net premiums                                                                            21,403            79,979
   Transfers of policy loans                                                                1,240             1,442
   Transfers of cost of insurance                                                          (5,604)          (14,091)
   Transfers of surrenders                                                                 (2,758)           (2,735)
   Transfers of death benefits                                                                  -            (3,639)
   Transfers of other terminations                                                              5              (793)
   Interfund and net transfers to general account                                        (375,228)         (131,591)
                                                                                    --------------   ---------------

Net decrease in net assets from capital share transactions                               (360,942)          (71,428)
                                                                                    --------------   ---------------

 Total decrease in net assets                                                            (314,436)          (17,984)
                                                                                    --------------   ---------------

Net assets at end of year                                                                     $ -        $  314,436
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                56

Midland National Life Insurance Company
Separate Account A
ProFunds VP Japan
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     6,349 shares (cost $81,565)              $ 80,823       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                    $ 80,823       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                         488
                                                                                                     ---------------

                                                                                                                488
                                                                                                     ---------------

                                                          Net investment loss                                  (488)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized losses on investments                (5,550)
                                                           Net unrealized depreciation on
                                                            investments                                      (5,587)
                                                                                                     ---------------

                                                          Net decrease in net assets resulting from
                                                          operations                                      $ (11,625)
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                          $ 52,902          $ 61,897

 Net (decrease) increase in net assets resulting from operations                          (11,625)            3,637

Capital shares transactions
   Net premiums                                                                            24,817             7,578
   Transfers of policy loans                                                                   63                 -
   Transfers of cost of insurance                                                          (7,779)           (6,041)
   Transfers of surrenders                                                                 (2,939)           (1,305)
   Transfers of death benefits                                                                  -               (77)
   Transfers of other terminations                                                            (73)                -
   Interfund and net transfers to general account                                          25,457           (12,787)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                      39,546           (12,632)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                   27,921            (8,995)
                                                                                    --------------   ---------------

Net assets at end of year                                                                $ 80,823         $  52,902
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                57

Midland National Life Insurance Company
Separate Account A
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 5,903
     30,593 shares (cost $1,202,838)       $ 1,422,284       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             19,088

Liabilities                                          -                                                        5,903
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,441,372       Administrative expense                              56
                                         --------------
                                                             Mortality and expense risk                      10,762
                                                                                                     ---------------

                                                                                                             10,818
                                                                                                     ---------------

                                                          Net investment loss                                (4,915)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 37,898
                                                           Net unrealized appreciation on
                                                            investments                                     162,078
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 195,061
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,532,031         $ 943,914

 Net increase in net assets resulting from operations                                     195,061           171,481

Capital shares transactions
   Net premiums                                                                           281,172           246,319
   Transfers of policy loans                                                                5,088           (22,411)
   Transfers of cost of insurance                                                         (91,883)          (90,267)
   Transfers of surrenders                                                                (33,654)          (13,416)
   Transfers of death benefits                                                                  -               (93)
   Transfers of other terminations                                                         (5,125)          (20,665)
   Interfund and net transfers to general account                                        (441,318)          317,169
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                    (285,720)          416,636
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (90,659)          588,117
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,441,372       $ 1,532,031
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                58

Midland National Life Insurance Company
Separate Account A
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                  $ 328
     44,014 shares (cost $1,010,326)       $ 1,201,585       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             41,993

Liabilities                                          -                                                          328
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,243,578       Administrative expense                              14
                                         --------------
                                                             Mortality and expense risk                       4,291
                                                                                                     ---------------

                                                                                                              4,305
                                                                                                     ---------------

                                                          Net investment loss                                (3,977)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 32,420
                                                           Net unrealized appreciation on
                                                            investments                                     161,197
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 189,640
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 221,592         $ 158,936

 Net increase in net assets resulting from operations                                     189,640            63,204

Capital shares transactions
   Net premiums                                                                           111,201           100,616
   Transfers of policy loans                                                                1,018               668
   Transfers of cost of insurance                                                         (46,645)          (21,706)
   Transfers of surrenders                                                                (31,975)          (12,657)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                         (6,435)           (1,278)
   Interfund and net transfers to general account                                         805,182           (66,191)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                     832,346              (548)
                                                                                    --------------   ---------------

 Total increase in net assets                                                           1,021,986            62,656
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,243,578        $  221,592
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                59

Midland National Life Insurance Company
Separate Account A
ProFunds VP Ultra Mid-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                    $ -
     21,675 shares (cost $470,972)           $ 595,617       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             22,459

Liabilities                                          -                                                            -
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 618,076       Administrative expense                              33
                                         --------------
                                                             Mortality and expense risk                       3,069
                                                                                                     ---------------

                                                                                                              3,102
                                                                                                     ---------------

                                                          Net investment loss                                (3,102)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 43,243
                                                           Net unrealized appreciation on
                                                            investments                                      95,647
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 135,788
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 172,244          $ 71,736

 Net increase in net assets resulting from operations                                     135,788            67,076

Capital shares transactions
   Net premiums                                                                            17,707            19,472
   Transfers of policy loans                                                                 (642)             (616)
   Transfers of cost of insurance                                                         (35,644)          (10,794)
   Transfers of surrenders                                                                (10,123)           (4,890)
   Transfers of death benefits                                                             (3,547)                -
   Transfers of other terminations                                                         (4,321)             (984)
   Interfund and net transfers to general account                                         346,614            31,244
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                310,044            33,432
                                                                                    --------------   ---------------

 Total increase in net assets                                                             445,832           100,508
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 618,076        $  172,244
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                60

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Balanced
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 13,912
     27,082 shares (cost $438,350)           $ 506,439       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       13,912
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 506,439       Administrative expense                              11
                                         --------------
                                                             Mortality and expense risk                       2,610
                                                                                                     ---------------

                                                                                                              2,621
                                                                                                     ---------------

                                                          Net investment income                              11,291

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  9,382
                                                           Net unrealized appreciation on
                                                            investments                                      27,145
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 47,818
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 408,802         $ 217,908

 Net increase in net assets resulting from operations                                      47,818            74,027

Capital shares transactions
   Net premiums                                                                            50,523            49,853
   Transfers of policy loans                                                                   79               712
   Transfers of cost of insurance                                                         (26,024)          (19,519)
   Transfers of surrenders                                                                (21,560)          (10,328)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                         (7,394)           (7,547)
   Interfund and net transfers to general account                                          54,195           103,696
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                 49,819           116,867
                                                                                    --------------   ---------------

 Total increase in net assets                                                              97,637           190,894
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 506,439        $  408,802
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                61

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Bond Market Index
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 5,666
     15,932 shares (cost $189,082)           $ 192,136       Capital gains distributions                        275
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                        5,941
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 192,136       Administrative expense                              21
                                         --------------
                                                             Mortality and expense risk                         915
                                                                                                     ---------------

                                                                                                                936
                                                                                                     ---------------

                                                          Net investment income                               5,005

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                  1,762
                                                           Net unrealized appreciation on
                                                            investments                                         904
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                        $ 7,671
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 145,893         $ 402,638

 Net increase in net assets resulting from operations                                       7,671             7,015

Capital shares transactions
   Net premiums                                                                            55,371           211,611
   Transfers of policy loans                                                                 (238)            1,245
   Transfers of cost of insurance                                                         (14,338)          (26,597)
   Transfers of surrenders                                                                 (3,441)           (4,166)
   Transfers of death benefits                                                                  -              (108)
   Transfers of other terminations                                                              -            (1,002)
   Interfund and net transfers to general account                                           1,218          (444,743)
                                                                                    --------------   ---------------

Net increase (decrease) in net assets from capital share transactions                      38,572          (263,760)
                                                                                    --------------   ---------------

 Total increase (decrease) in net assets                                                   46,243          (256,745)
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 192,136        $  145,893
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                62

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds High Yield Bond
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 13,401
     32,867 shares (cost $229,242)           $ 255,705       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account              8,069

Liabilities                                          -                                                       13,401
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 263,774       Administrative expense                              32
                                         --------------
                                                             Mortality and expense risk                       1,461
                                                                                                     ---------------

                                                                                                              1,493
                                                                                                     ---------------

                                                          Net investment income                              11,908

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 11,505
                                                           Net unrealized appreciation on
                                                            investments                                         918
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 24,331
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 233,944          $ 10,268

 Net increase in net assets resulting from operations                                      24,331            38,396

Capital shares transactions
   Net premiums                                                                            33,041            27,862
   Transfers of policy loans                                                                  569              (137)
   Transfers of cost of insurance                                                         (17,521)          (17,862)
   Transfers of surrenders                                                                      -            (5,132)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                            (37)              (42)
   Interfund and net transfers to general account                                         (10,553)          180,591
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                  5,499           185,280
                                                                                    --------------   ---------------

 Total increase in net assets                                                              29,830           223,676
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 263,774        $  233,944
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                63

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds International
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 58,704
     405,005 shares (cost $5,913,061)      $ 7,407,542       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            201,803

Liabilities                                          -                                                       58,704
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 7,609,345       Administrative expense                             248
                                         --------------
                                                             Mortality and expense risk                      33,569
                                                                                                     ---------------

                                                                                                             33,817
                                                                                                     ---------------

                                                          Net investment income                              24,887

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                229,515
                                                           Net unrealized appreciation on
                                                            investments                                     771,760
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                    $ 1,026,162
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 3,339,477       $ 1,252,399

 Net increase in net assets resulting from operations                                   1,026,162           845,941

Capital shares transactions
   Net premiums                                                                           724,094           748,739
   Transfers of policy loans                                                               (9,362)          (25,830)
   Transfers of cost of insurance                                                        (338,628)         (179,585)
   Transfers of surrenders                                                               (184,380)          (43,535)
   Transfers of death benefits                                                             (9,324)          (11,728)
   Transfers of other terminations                                                        (45,109)          (47,566)
   Interfund and net transfers to general account                                       3,106,415           800,642
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                              3,243,706         1,241,137
                                                                                    --------------   ---------------

 Total increase in net assets                                                           4,269,868         2,087,078
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 7,609,345       $ 3,339,477
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                64

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Mid-Cap Index
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 22,335
     355,278 shares (cost $4,106,186)      $ 5,304,302       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account            166,619

Liabilities                                          -                                                       22,335
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 5,470,921       Administrative expense                             155
                                         --------------
                                                             Mortality and expense risk                      22,253
                                                                                                     ---------------

                                                                                                             22,408
                                                                                                     ---------------

                                                          Net investment loss                                   (73)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                205,424
                                                           Net unrealized appreciation on
                                                            investments                                     775,352
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 980,703
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 1,933,730         $ 786,714

 Net increase in net assets resulting from operations                                     980,703           508,291

Capital shares transactions
   Net premiums                                                                           488,121           405,844
   Transfers of policy loans                                                                6,143              (969)
   Transfers of cost of insurance                                                        (235,344)         (112,903)
   Transfers of surrenders                                                                (84,219)          (25,045)
   Transfers of death benefits                                                             (7,489)           (8,365)
   Transfers of other terminations                                                        (36,123)           (4,329)
   Interfund and net transfers to general account                                       2,425,399           384,492
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                              2,556,488           638,725
                                                                                    --------------   ---------------

 Total increase in net assets                                                           3,537,191         1,147,016
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 5,470,921       $ 1,933,730
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                65

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds REIT Index
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 19,349
     106,546 shares (cost $920,465)        $ 1,102,752       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             32,558

Liabilities                                          -                                                       19,349
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 1,135,310       Administrative expense                              25
                                         --------------
                                                             Mortality and expense risk                       6,376
                                                                                                     ---------------

                                                                                                              6,401
                                                                                                     ---------------

                                                          Net investment income                              12,948

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                134,185
                                                           Net unrealized appreciation on
                                                            investments                                      52,593
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 199,726
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 416,328         $ 115,341

 Net increase in net assets resulting from operations                                     199,726           113,411

Capital shares transactions
   Net premiums                                                                           121,957           101,937
   Transfers of policy loans                                                              150,509            (6,083)
   Transfers of cost of insurance                                                         (47,971)          (23,092)
   Transfers of surrenders                                                                (35,228)           (4,993)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                           (788)             (521)
   Interfund and net transfers to general account                                         330,777           120,328
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                519,256           187,576
                                                                                    --------------   ---------------

 Total increase in net assets                                                             718,982           300,987
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 1,135,310        $  416,328
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                66

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Small Company Growth
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 8,501
     224,348 shares (cost $2,853,023)      $ 3,966,467       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account             77,979

Liabilities                                          -                                                        8,501
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                 $ 4,044,446       Administrative expense                             121
                                         --------------
                                                             Mortality and expense risk                      19,279
                                                                                                     ---------------

                                                                                                             19,400
                                                                                                     ---------------

                                                          Net investment loss                               (10,899)

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                164,183
                                                           Net unrealized appreciation on
                                                            investments                                     710,018
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                      $ 863,302
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                       $ 2,176,091         $ 946,871

 Net increase in net assets resulting from operations                                     863,302           548,350

Capital shares transactions
   Net premiums                                                                           437,305           439,502
   Transfers of policy loans                                                                5,089              (852)
   Transfers of cost of insurance                                                        (197,010)         (125,348)
   Transfers of surrenders                                                                (55,281)          (21,294)
   Transfers of death benefits                                                             (7,487)           (8,010)
   Transfers of other terminations                                                        (22,946)           (5,478)
   Interfund and net transfers to general account                                         845,383           402,350
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                              1,005,053           680,870
                                                                                    --------------   ---------------

 Total increase in net assets                                                           1,868,355         1,229,220
                                                                                    --------------   ---------------

Net assets at end of year                                                             $ 4,044,446       $ 2,176,091
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                67

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Short Term Investment Grade
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                               $ 19,671
     76,803 shares (cost $808,374)           $ 842,532       Capital gains distributions                          -
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       19,671
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 842,532       Administrative expense                               -
                                         --------------
                                                             Mortality and expense risk                       5,254
                                                                                                     ---------------

                                                                                                              5,254
                                                                                                     ---------------

                                                          Net investment income                              14,417

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 26,959
                                                           Net unrealized depreciation on
                                                            investments                                      (6,762)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 34,614
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 670,277           $ 9,432

 Net increase in net assets resulting from operations                                      34,614            59,635

Capital shares transactions
   Net premiums                                                                            95,927            56,636
   Transfers of policy loans                                                               (1,542)           (6,391)
   Transfers of cost of insurance                                                         (40,713)          (31,436)
   Transfers of surrenders                                                                (38,678)          (35,858)
   Transfers of death benefits                                                                  -              (102)
   Transfers of other terminations                                                         (1,900)             (391)
   Interfund and net transfers to general account                                         124,547           618,752
                                                                                    --------------   ---------------

Net increase in net assets from capital share transactions                                137,641           601,210
                                                                                    --------------   ---------------

 Total increase in net assets                                                             172,255           660,845
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 842,532        $  670,277
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                68

Midland National Life Insurance Company
Separate Account A
Vanguard Variable Insurance Funds Total Stock Market Index
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2010                                          Year Ended December 31, 2010

Assets:                                                  Investment income:
   Investment in Portfolio,                                  Dividend income                                $ 7,813
     15,082 shares (cost $302,431)           $ 368,603       Capital gains distributions                      9,250
                                                                                                     ---------------
   Receivables from General Account                  -

Liabilities                                          -                                                       17,063
                                         --------------                                              ---------------
                                                         Expenses:
Net assets                                   $ 368,603       Administrative expense                             141
                                         --------------
                                                             Mortality and expense risk                       2,589
                                                                                                     ---------------

                                                                                                              2,730
                                                                                                     ---------------

                                                          Net investment income                              14,333

                                                         Realized and unrealized gains
                                                         (losses) on investments
                                                           Net realized gains on investments                 49,600
                                                           Net unrealized depreciation on
                                                            investments                                     (15,346)
                                                                                                     ---------------

                                                          Net increase in net assets resulting from
                                                          operations                                       $ 48,587
                                                                                                     ---------------

--------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
        Years Ended December 31, 2010 and 2009

                                                                                        2010              2009

Net assets at beginning of year                                                         $ 412,374          $ 78,662

 Net increase in net assets resulting from operations                                      48,587            99,268

Capital shares transactions
   Net premiums                                                                            41,189            43,610
   Transfers of policy loans                                                                2,034            (4,002)
   Transfers of cost of insurance                                                         (38,379)          (38,713)
   Transfers of surrenders                                                                    (77)           (6,534)
   Transfers of death benefits                                                                  -                 -
   Transfers of other terminations                                                         (2,748)             (482)
   Interfund and net transfers to general account                                         (94,377)          240,565
                                                                                    --------------   ---------------

Net (decrease) increase in net assets from capital share transactions                     (92,358)          234,444
                                                                                    --------------   ---------------

 Total (decrease) increase in net assets                                                  (43,771)          333,712
                                                                                    --------------   ---------------

Net assets at end of year                                                               $ 368,603        $  412,374
                                                                                    --------------   ---------------

                       The accompanying notes are an integral part of these financial statements.

                                                                69

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
----------------------------------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account A ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National
        Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws.  The assets and liabilities of the Separate
        Account are clearly identified and distinguished from the other assets and liabilities of the Company.  The Separate Account is used to fund variable universal life insurance policies of the Company.  The Separate Account consists of twelve insurance products, each with different characteristics.  The dates in which products were introduced result in different product groups.  Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable
        Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products
        Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF
        III"), American Century Variable Portfolios, Inc. ("ACVP"), MFS Variable
        Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger Fund
        ("FAM"), Invesco Variable Insurance Funds ("INV"), Van Eck Worldwide
        Insurance Trust ("Van Eck"), PIMCO Variable Insurance Trust ("PIMCO"),
        Goldman Sachs Variable Insurance Trust ("Goldman"), Neuberger Berman
        Advisors Management Trust ("Neuberger"), Premier VIT ("Premier"), ProFunds
        VP ("PF") and Vanguard Variable Insurance Funds ("Vanguard"), (collectively
        "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.  All portfolios have been in existence for more than two years.

        Effective July 17, 2009, the PIMCO Stocks Plus Growth and Income Fund was
        liquidated.  The plan of liquidation and dissolution was approved by the
        Board of Trustees of the PIMCO Variable Insurance Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective November 20, 2009, the PIMCO Small Cap Stocks Plus Total Return
        Fund was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of the PIMCO Variable Insurance Trust.  All
        policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 8, 2009, the Van Eck Worldwide Real Estate Fund was
        liquidated.  The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective January 6, 2010, the Goldman Growth & Income Fund was renamed the
        Goldman Large Cap Value Fund.

        Effective April 16, 2010, the Premier VIT NACM Small Cap Fund was
        liquidated.  The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity
        VIPF Money Market Portfolio.

        Effective May 1, 2010, several funds had name changes.  The LAC American
        Value Portfolio was renamed the LAC Capital Structure Portfolio, the LAC
        International Portfolio was renamed the LAC International Opportunities
        Portfolio, and the Van Eck Worldwide Hard Assets Fund was renamed the Van
        Eck Global Hard Assets Fund.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds and the Alger American Funds were renamed the Alger Funds.

        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account.  Investment transactions are recorded on the trade date (the date the order to buy or sell is executed).  Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value.
        Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument.
        Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds.  As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets.  Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes.  Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        The Company does not hold any Level 2 securities in the Separate Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument.  These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments.  The Company does not hold any Level 3 securities in the
        Separate Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2010, the Company's investments were classified as follows:

                                Quoted prices      Significant
                                  in active           other        Significant
                                 markets for       observable     unobservable
                               identical assets      inputs          inputs
                                  (Level 1)         (Level 2)       (Level 3)          Total

Assets
Separate account assets           $ 479,963,204               -               -     $ 479,963,204
                               -----------------  --------------  --------------  ----------------

        It is the Company's policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels for the year ended December 31, 2010.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments.  Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        As of December 31, 2010, the Company's liabilities for several fund portfolios exceeded the assets held in those portfolios by the Company.  As a result, the Separate Account recorded Receivables from the Company in the financial statements for the impacted funds.  The receivables totaled
        $2,437,066 and were settled in early January 2011.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company.  Under the provisions of the policies, the
        Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge is currently being made against the Separate Account for such tax since, under current law, the
        Company pays no tax on investment income and capital gains reflected in variable life policy reserves.  However, the Company retains the right to charge for any federal income tax incurred which is attributable to the
        Separate Account if the law is changed.  Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

        Subsequent Events
        Effective May 2, 2011, the INV Financial Services Fund will be renamed the
        INV Dividend Growth Fund.

2.      Expenses and Related Party Transactions

        The Company is compensated for certain expenses as described below.  The rates of each applicable charge are described in the Separate Account's prospectus.

        o   A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the
            Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o   A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o   A transfer charge is imposed on each transfer between portfolios of the
            Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        o   A sales and premium tax charge is deducted from each premium payment made prior to deposit into the Separate Account. Total deductions from gross contract premiums received by the Company were $3,283,360 and
            $3,677,967 in 2010 and 2009, respectively.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2010 and 2009, were as follows:

                                                          2010                           2009
                                            ------------------------------ ------------------------------
Portfolio                                     Purchases        Sales         Purchases         Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                     $14,348,227     $15,243,258    $23,603,175     $25,155,519
   High Income Portfolio                        1,688,965       3,608,039      4,618,748       2,857,555
   Equity-Income Portfolio                      1,778,222       3,653,108      6,068,668       7,615,046
   Growth Portfolio                            40,206,453      43,163,817     13,888,173      12,547,263
   Overseas Portfolio                           8,974,744      11,151,743     21,278,893      20,853,956
   Mid Cap Portfolio                           10,259,146      11,896,275     11,417,584      12,137,604
   Freedom Income Portfolio                        72,061          20,808         19,261           2,001
   Freedom 2010 Portfolio                          11,493          51,717         47,226           4,805
   Freedom 2015 Portfolio                          21,791             442            293             262
   Freedom 2020 Portfolio                          44,649          14,658         34,433          15,999
   Freedom 2025 Portfolio                          21,975           7,463          2,865           1,382
   Freedom 2030 Portfolio                          31,256          10,681         76,338          40,822
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                      1,672,813       2,450,371      1,590,495       2,031,341
   Investment Grade Bond Portfolio              4,260,830       4,651,967      5,568,201       4,920,357
   Index 500 Portfolio                         14,504,946      17,075,453     19,113,449      19,441,389
   Contrafund Portfolio                         5,356,231       9,237,777     13,645,010      15,905,961
   Asset Manager: Growth Portfolio              1,073,103       1,587,834      1,273,758       1,571,748
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                           1,449,326       2,041,409      1,251,052       1,338,424
   Growth & Income Portfolio                    1,501,054       2,216,601      3,134,835       3,443,596
   Growth Opportunities Portfolio               1,112,413       1,704,426      3,061,101       3,357,734
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                  861,939       1,028,401        741,399       1,023,563
   Capital Appreciation Fund                   18,541,361      16,540,135      5,677,912       6,092,608
   International Fund                           2,742,934       5,029,353      5,955,698       6,624,274
   Value Fund                                   8,490,511       3,230,133      7,692,445       7,117,502
   Income & Growth Fund                           915,330       1,035,787      1,073,821       1,165,469
MFS Variable Insurance Trust
   Growth Series                                5,343,525       8,078,611     13,529,484      10,625,921
   Investors Trust Series                         920,155       1,183,942        629,743         690,166
   New Discovery Series                        13,193,563      10,657,624     13,887,253      17,078,747
   Research Series                                980,314       1,464,054      1,289,231       1,695,627
   Total Return Series                             98,924          31,683        100,618          65,480
   Utilities Series                             1,470,033       1,461,646      1,612,235         777,513
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                  2,102,968       2,842,112      2,814,522       3,257,073
   Mid-Cap Value Portfolio                      1,645,796       3,477,981      3,696,936       4,818,359
   International Opportunities Portfolio        1,454,274       1,895,239      1,728,006       1,664,832
   Capital Structure Portfolio                     50,066          65,719         55,766          28,184
Alger Fund
   Large Cap Growth Portfolio                   1,895,020       3,964,501      4,034,816       4,383,636
   Mid Cap Growth Portfolio                     1,489,781       2,211,150      2,606,652       3,090,185
   Capital Appreciation Portfolio               2,823,667       3,484,339      2,732,424       3,370,770
   Small Cap Growth Portfolio                   1,398,372       2,103,367      1,265,068       1,683,435
Invesco Variable Insurance Funds
   Financial Services Fund                        304,219         361,258        947,534         740,696
   Global Health Care Fund                        445,501         385,218        642,970         852,315
   International Growth Fund                    1,923,338       1,764,576      2,145,965       1,529,856
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                      4,949,940       4,943,903      6,179,670       4,480,964
   Worldwide Real Estate Fund                           -               -        741,667       1,876,873
PIMCO Variable Insurance Trust
   Total Return Portfolio                      24,335,948      27,038,432     24,616,940      20,110,563
   Low Duration Portfolio                         166,898         173,548        399,861         219,043
   High Yield Portfolio                        12,273,152      12,179,238      9,510,391       9,075,461
   Real Return Portfolio                        2,927,083       2,975,205      2,534,636       1,900,798
   Stocks Plus Growth and Income                        -               -          1,495           2,818
   SmallCap Stocks Plus Total Return                    -               -         53,042          65,307
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund             1,064,533       1,517,676      1,259,620       1,058,874
   Large Cap Value Fund                         1,696,722       2,426,600      2,169,250       1,334,974
Neuberger Berman Advisors
 Management Trust
   Regency Portfolio                              489,983         420,304         60,855         247,904

Premier VIT
   NACM Small Cap Portfolio                        47,450         408,942        244,739         319,272
Profunds VP
   Japan                                          243,013         203,956        103,642         116,362
   Oil & Gas                                    1,106,109       1,415,832      1,496,265         939,749
   Small-Cap                                    1,693,430         907,054        418,951         420,756
   Ultra Mid-Cap                                1,168,135         883,651        326,821         294,324
Vanguard Variable Insurance Funds
   Balanced                                       146,516          85,405        193,362          65,572
   Total Bond Market Index                        128,841          85,264        467,878         715,394
   High Yield Bond                                180,865         171,527        324,774         131,522
   International                                5,403,689       2,336,898      2,600,307       1,306,850
   Mid-Cap Index                                4,443,379       2,053,583      1,255,900         559,759
   REIT Index                                   1,498,185         998,539        349,834         147,164
   Small Company Growth                         2,262,837       1,346,662      1,473,626         790,400
   Short Term Investment Grade                    599,161         447,104        915,096         303,909
   Total Stock Market Index                       241,587         319,613        578,803         321,092
                                            -------------- --------------- --------------  --------------
                                             $244,548,745    $265,423,612   $262,831,481    $258,424,679
                                            -------------- --------------- --------------  --------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2010 and 2009, were as follows:

                                                            2010                                       2009
                                         -----------------------------------------  ------------------------------------------
                                                                      Net Increase/                              Net Increase/
Portfolio                                  Purchases       Sales       (Decrease)     Purchases       Sales        (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                   1,420,182     1,464,573       (44,391)     1,563,353     1,670,936       (107,583)
   High Income Portfolio                      139,864       298,799      (158,935)       322,423       193,756        128,667
   Equity-Income Portfolio                    222,380       311,263       (88,883)       304,732       406,669       (101,937)
   Growth Portfolio                         3,976,593     4,015,309       (38,716)     1,403,119       932,416        470,703
   Overseas Portfolio                         967,631     1,069,887      (102,256)     1,751,974     1,721,286         30,688
   Mid Cap Portfolio                          798,632       779,972        18,660        766,412       764,291          2,121
   Freedom Income Portfolio                     6,691         2,201         4,490          1,980           228          1,752
   Freedom 2010 Portfolio                       1,357         5,667        (4,310)         5,843           685          5,158
   Freedom 2015 Portfolio                       2,298            44         2,254         16,567        16,563              4
   Freedom 2020 Portfolio                       5,499         2,284         3,215          3,002           657          2,345
   Freedom 2025 Portfolio                       3,379         1,733         1,646          1,082           877            205
   Freedom 2030 Portfolio                       4,316         2,248         2,068         10,118         5,137          4,981
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                     60,881        86,158       (25,277)        72,173        98,241        (26,068)
   Investment Grade Bond Portfolio            226,540       257,762       (31,222)       238,842       243,371         (4,529)
   Index 500 Portfolio                      1,597,609     1,734,052      (136,443)     1,431,349     1,282,383        148,966
   Contrafund Portfolio                       790,049       777,851        12,198        766,741       699,151         67,590
   Asset Manager: Growth Portfolio             74,284        89,525       (15,241)        80,756        97,307        (16,551)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                          75,550        99,142       (23,592)        80,124        83,067         (2,943)
   Growth & Income Portfolio                  194,225       213,349       (19,124)       237,028       212,316         24,712
   Growth Opportunities Portfolio             235,628       278,093       (42,465)       330,536       289,754         40,782
American Century Variable
 Portfolios, Inc.
   Balanced Fund                               45,675        51,542        (5,867)        40,725        67,361        (26,636)
   Capital Appreciation Fund                1,028,160       821,273       206,887        245,126       251,731         (6,605)
   International Fund                         493,477       585,979       (92,502)       510,293       501,099          9,194
   Value Fund                                 658,228       324,133       334,095        418,927       403,923         15,004
   Income & Growth Fund                        63,427        65,660        (2,233)        64,343        63,868            475
MFS Variable Insurance Trust
   Growth Series                              795,373       873,695       (78,322)     1,412,342       964,663        447,679
   Investors Trust Series                      36,662        47,637       (10,975)        37,806        38,440           (634)
   New Discovery Series                       949,749       784,986       164,763        948,463     1,051,925       (103,462)
   Research Series                            102,996       127,804       (24,808)       102,579       128,566        (25,987)
   Total Return Series                         17,827        10,669         7,158         13,465         8,481          4,984
   Utilities Series                           152,134       152,455          (321)       218,013       110,338        107,675
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio                187,905       205,721       (17,816)       209,900       232,467        (22,567)
   Mid-Cap Value Portfolio                    184,340       233,944       (49,604)       211,691       276,215        (64,524)
   International Opportunities Portfolio      151,512       180,754       (29,242)       178,670       179,705         (1,035)
   Capital Structure Portfolio                  7,301         9,433        (2,132)         7,293         3,580          3,713
Alger Fund
   Large Cap Growth Portfolio                 382,565       657,170      (274,605)       609,099       653,045        (43,946)
   Mid Cap Growth Portfolio                   197,229       251,542       (54,313)       323,048       380,623        (57,575)
   Capital Appreciation Portfolio             398,252       480,204       (81,952)       386,686       470,463        (83,777)
   Small Cap Growth Portfolio                 105,028       178,098       (73,070)       181,519       234,711        (53,192)
Invesco Variable Insurance Funds
   Financial Services Fund                     69,285        79,529       (10,244)       136,417       131,138          5,279
   Global Health Care Fund                     52,931        45,341         7,590         55,536        75,802        (20,266)
   International Growth Fund                  316,787       296,000        20,787        279,414       199,269         80,145
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                    337,928       233,026       104,902        286,871       173,756        113,115
   Worldwide Real Estate Fund                       -             -             -        113,222       284,048       (170,826)
PIMCO Variable Insurance Trust
   Total Return Portfolio                   2,170,613     2,339,229      (168,616)     1,647,379     1,496,351        151,028
   Low Duration Portfolio                      10,747        13,724        (2,977)        18,153        14,456          3,697
   High Yield Portfolio                     1,146,540     1,133,975        12,565        728,107       688,924         39,183
   Real Return Portfolio                      131,543       140,115        (8,572)       154,904       131,445         23,459
   Stocks Plus Growth and Income                    -             -             -              -             -              -
   SmallCap Stocks Plus Total Return                -             -             -          9,578        11,220         (1,642)
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund           152,723       214,637       (61,914)       197,008       161,580         35,428
   Large Cap Value Fund                       288,857       399,228      (110,371)       309,047       180,948        128,099
Neuberger Berman Advisors Management Trust
   Regency Portfolio                           24,894        14,292        10,602          4,686        39,354        (34,668)
Premier VIT
   NACM Small Cap Portfolio                     6,620        52,147       (45,527)        43,438        52,890         (9,452)
Profunds VP
   Japan                                       50,446        44,335         6,111         40,134        42,940         (2,806)
   Oil & Gas                                  115,625       139,432       (23,807)       189,288       140,089         49,199
   Small-Cap                                  164,034        54,395       109,639         67,415        64,647          2,768
   Ultra Mid-Cap                              238,952       186,357        52,595         82,801        71,115         11,686
Vanguard Variable Insurance Funds
   Balanced                                    16,087        10,804         5,283         22,277         7,180         15,097
   Total Bond Market Index                     13,353        10,169         3,184         42,967        68,480        (25,513)
   High Yield Bond                             12,898        12,641           257         34,831        14,014         20,817
   International                              700,355       281,595       418,760        371,884       170,988        200,896
   Mid-Cap Index                              477,235       177,547       299,688        172,032        69,398        102,634
   REIT Index                                 138,055        74,863        63,192         55,089        19,286         35,803
   Small Company Growth                       261,835       162,855        98,980        166,926        72,828         94,098
   Short Term Investment Grade                 71,458        58,901        12,557         83,183        21,793         61,390
   Total Stock Market Index                    28,650        40,279       (11,629)        84,581        46,708         37,873
                                         ------------- -------------  ------------  ------------- -------------  -------------
                                           23,759,879    23,748,027        11,852     20,905,310    19,190,942      1,714,368
                                         ------------- -------------  ------------  ------------- -------------  -------------

5.      Financial Highlights

        The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                December 31                                  Year Ended December 31
                                  ------------------------------------------  ------------------------------------------------
                                                Unit Fair Value               Investment   Expense Ratio      Total Return
                                                  Lowest to                    Income        Lowest to         Lowest to
                                     Units         Highest      Net Assets     Ratio*        Highest**         Highest***
                                  ------------  -------------- -------------  ----------  ---------------- -------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2010                          720,297   $10.25 to 20.39  $9,776,381       0.23%   0.50% to 1.40%    -1.20% to 0.18%
        2009                          764,688   10.23 to 20.58  $10,671,412       0.79%   0.50% to 1.40%    -0.63% to 0.73%
        2008                          872,271   10.16 to 20.66  $12,223,756       3.23%   0.50% to 1.40%     1.56% to 2.55%
        2007                          611,309   10.90 to 20.27   $8,561,964       4.56%   0.50% to 1.40%     3.81% to 4.66%
        2006                          638,379   10.51 to 19.49   $8,578,456       4.73%   0.50% to 1.40%     3.45% to 4.34%

    High Income Portfolio
        2010                          408,335   12.05 to 36.24   $6,812,291       8.94%   0.50% to 1.40%    12.25% to 13.82%
        2009                          567,270   10.59 to 32.19   $8,222,313       9.08%   0.50% to 1.40%    42.02% to 44.03%
        2008                          438,603   7.35 to 22.61    $4,685,116       9.38%   0.50% to 1.40%   -26.05% to -25.40%
        2007                          447,890   11.14 to 30.48   $6,608,023       8.43%   0.50% to 1.40%     1.42% to 2.30%
        2006                          441,747   10.89 to 29.98   $6,529,175       7.88%   0.50% to 1.40%    9.72% to 10.67%

    Equity-Income Portfolio
        2010                        1,028,889   8.50 to 54.52   $18,882,001       1.84%   0.50% to 1.40%    13.56% to 15.15%
        2009                        1,117,772   7.40 to 47.88   $18,521,629       2.14%   0.50% to 1.40%    28.39% to 30.16%
        2008                        1,219,709   6.00 to 37.18   $16,111,614       2.48%   0.50% to 1.40%   -43.43% to -42.94%
        2007                        1,281,663   13.54 to 65.55  $32,008,838       1.83%   0.50% to 1.40%     0.15% to 1.05%
        2006                        1,360,907   13.53 to 65.29  $34,589,744       3.26%   0.50% to 1.40%    18.52% to 19.57%

    Growth Portfolio
        2010                        2,832,137   8.04 to 56.94   $37,826,693       0.37%   0.50% to 1.40%    22.46% to 24.17%
        2009                        2,870,853   6.51 to 46.37   $33,957,851       0.44%   0.50% to 1.40%    26.57% to 28.34%
        2008                        2,400,150   5.10 to 36.54   $25,918,250       0.82%   0.50% to 1.40%   -47.94% to -47.42%
        2007                        2,360,643   9.70 to 69.94   $55,020,668       0.82%   0.50% to 1.40%    25.26% to 26.30%
        2006                        2,400,612   7.68 to 55.70   $47,125,015       0.39%   0.50% to 1.40%     5.41% to 6.31%

    Overseas Portfolio
        2010                          859,145   7.89 to 33.21   $12,560,848       1.40%   0.50% to 1.40%    11.55% to 13.11%
        2009                          961,401   7.00 to 29.69   $13,269,182       2.13%   0.50% to 1.40%    24.81% to 26.48%
        2008                          930,713   5.75 to 23.72   $10,762,909       2.71%   0.50% to 1.40%   -44.60% to -44.05%
        2007                          943,109   13.12 to 42.68  $20,501,977       3.38%   0.50% to 1.40%    15.75% to 16.73%
        2006                          904,979   11.24 to 36.79  $17,527,874       0.81%   0.50% to 1.40%    16.41% to 17.45%

    Mid Cap Portfolio
        2010                        1,079,193   10.89 to 24.58  $23,289,689       0.40%   0.50% to 1.40%    27.06% to 28.83%
        2009                        1,060,533   8.47 to 19.29   $19,183,312       0.69%   0.50% to 1.40%    38.19% to 40.07%
        2008                        1,058,412   6.19 to 13.93   $13,975,665       0.47%   0.50% to 1.40%   -47.94% to -47.42%
        2007                        1,144,880   17.99 to 23.25  $25,085,489       0.93%   0.50% to 1.40%    14.08% to 15.00%
        2006                        1,136,423   15.77 to 20.34  $21,746,629       0.35%   0.50% to 1.40%    11.13% to 12.19%

    Freedom Income Portolio
        2010                            8,582   10.66 to 11.05      $94,023       3.08%   0.50% to 1.40%     6.01% to 7.49%
        2009                            4,092   10.06 to 10.28      $41,480       7.54%   0.50% to 1.40%    13.36% to 14.90%
        2008                            2,340   8.87 to 8.95        $20,820       0.00%   0.50% to 1.40%          n/a

    Freedom 2010 Portolio
        2010                              848   10.29 to 10.67       $8,850     4.03%     0.50% to 1.40%    11.39% to 12.95%
        2009                            5,158   9.23 to 9.44        $48,016      n/a      0.50% to 1.40%    22.48% to 24.27%
        2008                                -   7.54 to 7.60             $0      n/a      0.50% to 1.40%          n/a

    Freedom 2015 Portolio
        2010                            2,275   10.15 to 10.52      $23,379       4.09%   0.50% to 1.40%    11.53% to 13.09%
        2009                               21   9.08 to 9.30           $192       4.61%   0.50% to 1.40%    23.60% to 25.21%
        2008                               17   7.36 to 7.43           $129       7.32%   0.50% to 1.40%          n/a

    Freedom 2020 Portolio
        2010                            6,054   9.83 to 10.19       $60,917       3.91%   0.50% to 1.40%    12.91% to 14.49%
        2009                            2,839   8.64 to 8.90        $25,141       5.33%   0.50% to 1.40%    27.28% to 29.03%
        2008                              494   6.84 to 6.90         $3,412       6.40%   0.50% to 1.40%          n/a

    Freedom 2025 Portolio
        2010                            2,233   9.81 to 10.18       $22,273       3.56%   0.50% to 1.40%    14.19% to 15.79%
        2009                              587   8.51 to 8.79         $5,088       3.92%   0.50% to 1.40%    28.26% to 30.01%
        2008                              382   6.70 to 6.76         $2,567       6.76%   0.50% to 1.40%          n/a

    Freedom 2030 Portolio
        2010                           12,687   9.39 to 9.78       $122,196       2.88%   0.50% to 1.40%    14.48% to 16.08%
        2009                           10,619   8.11 to 8.42        $88,558       2.79%   0.50% to 1.40%    29.88% to 31.58%
        2008                            5,638   6.34 to 6.40        $35,917       6.26%   0.50% to 1.40%          n/a

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2010                          267,072   10.26 to 38.56   $6,070,088       1.77%   0.50% to 1.40%    12.69% to 14.26%
        2009                          292,349   8.98 to 34.12    $6,012,210       2.31%   0.50% to 1.40%    27.40% to 29.15%
        2008                          318,417   6.95 to 26.72    $5,177,690       2.69%   0.50% to 1.40%   -29.73% to -29.01%
        2007                          336,568   12.78 to 37.91   $8,164,214       6.07%   0.50% to 1.40%    13.90% to 14.89%
        2006                          373,211   11.22 to 33.19   $7,998,925       2.68%   0.50% to 1.40%     5.85% to 6.82%

    Investment Grade Bond Portfolio
        2010                          637,032   11.95 to 29.60  $12,144,534       3.75%   0.50% to 1.40%     6.32% to 7.80%
        2009                          668,254   11.11 to 27.76  $12,176,825       8.80%   0.50% to 1.40%    14.18% to 15.73%
        2008                          672,783   9.61 to 24.26   $10,967,654       4.32%   0.50% to 1.40%    -4.62% to -3.77%
        2007                          607,181   11.04 to 25.35  $10,502,350       4.11%   0.50% to 1.40%     2.89% to 3.85%
        2006                          582,393   10.73 to 24.57   $9,801,407       3.96%   0.50% to 1.40%     2.98% to 3.79%

    Index 500 Portfolio
        2010                        3,811,079   9.09 to 32.00   $49,052,799       2.03%   0.50% to 1.40%    13.44% to 15.02%
        2009                        3,947,522   7.93 to 28.13   $46,832,407       2.44%   0.50% to 1.40%    24.80% to 26.64%
        2008                        3,798,556   6.58 to 22.47   $39,209,782       2.27%   0.50% to 1.40%   -37.84% to -37.34%
        2007                        3,626,120   10.82 to 36.06  $64,296,635       3.66%   0.50% to 1.40%     3.83% to 4.95%
        2006                        3,535,542   10.31 to 34.58  $61,924,179       1.63%   0.50% to 1.40%    14.17% to 15.13%

    Contrafund Portfolio
        2010                        2,287,816   9.15 to 37.85   $41,857,031       1.29%   0.50% to 1.40%    15.60% to 17.22%
        2009                        2,275,618   7.83 to 32.65   $39,962,919       1.34%   0.50% to 1.40%    33.87% to 35.68%
        2008                        2,208,028   6.08 to 24.33   $32,023,672       1.01%   0.50% to 1.40%   -43.34% to -42.80%
        2007                        2,151,568   16.26 to 42.79  $59,938,983       0.96%   0.50% to 1.40%    16.03% to 16.98%
        2006                        2,105,016   13.90 to 36.80  $52,594,822       1.29%   0.50% to 1.40%    10.17% to 11.17%

    Asset Manager: Growth Portfolio
        2010                          270,862   9.67 to 23.24    $3,689,322       1.24%   0.50% to 1.40%    14.74% to 16.34%
        2009                          286,103   8.31 to 20.20    $3,544,365       1.50%   0.50% to 1.40%    31.05% to 32.98%
        2008                          302,654   6.25 to 15.37    $2,993,258       1.98%   0.50% to 1.40%   -36.69% to -36.15%
        2007                          308,124   11.37 to 24.21   $5,291,927       4.22%   0.50% to 1.40%    16.12% to 18.31%
        2006                          318,104   9.61 to 20.57    $4,818,192       2.02%   0.50% to 1.40%     5.86% to 6.64%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2010                          272,614   10.74 to 18.17   $4,408,027       1.85%   0.50% to 1.40%    16.44% to 18.07%
        2009                          296,206   9.12 to 15.56    $4,224,742       1.87%   0.50% to 1.40%    36.73% to 38.63%
        2008                          299,149   6.69 to 11.35    $3,200,918       1.85%   0.50% to 1.40%   -34.90% to -34.29%
        2007                          299,672   12.95 to 17.38   $5,041,173       3.38%   0.50% to 1.40%     7.56% to 8.46%
        2006                          302,179   12.04 to 16.12   $4,752,048       1.95%   0.50% to 1.40%    10.02% to 11.17%

    Growth & Income Portfolio
        2010                          583,490   8.51 to 16.96    $7,268,300       0.73%   0.50% to 1.40%    13.29% to 14.87%
        2009                          602,614   7.42 to 14.93    $7,092,988       1.07%   0.50% to 1.40%    25.39% to 27.30%
        2008                          577,902   6.14 to 11.87    $5,926,268       1.23%   0.50% to 1.40%   -42.46% to -41.98%
        2007                          581,880   12.60 to 20.58  $11,350,680       1.88%   0.50% to 1.40%    10.58% to 11.50%
        2006                          569,906   11.30 to 18.56  $10,184,116       0.82%   0.50% to 1.40%    11.62% to 12.66%

    Growth Opportunities Portfolio
        2010                          770,122   8.20 to 12.27    $6,883,229       0.23%   0.50% to 1.40%    22.03% to 23.74%
        2009                          812,587   6.64 to 10.03    $6,139,897       0.47%   0.50% to 1.40%    43.94% to 45.74%
        2008                          771,805   4.70 to 6.95     $4,465,907       0.43%   0.50% to 1.40%   -55.68% to -55.20%
        2007                          736,093   10.49 to 15.63  $10,781,475       0.00%   0.50% to 1.40%    21.18% to 22.55%
        2006                          751,812   8.56 to 12.83    $9,343,810       0.68%   0.50% to 1.40%     4.30% to 4.91%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2010                          166,610   10.23 to 17.43   $2,625,017       1.82%   0.50% to 1.40%    10.10% to 11.36%
        2009                          172,477   9.19 to 15.76    $2,560,358       5.19%   0.50% to 1.40%    13.86% to 15.42%
        2008                          199,113   8.09 to 13.80    $2,644,260       2.64%   0.50% to 1.40%   -21.39% to -20.68%
        2007                          211,556   12.48 to 17.52   $3,636,481       2.12%   0.50% to 1.40%     3.48% to 4.37%
        2006                          199,428   12.06 to 16.88   $3,297,904       1.76%   0.50% to 1.40%     8.12% to 9.08%

    Capital Appreciation Fund
        2010                          537,767   9.86 to 25.66   $10,155,713       0.00%   0.50% to 1.40%    29.48% to 31.29%
        2009                          330,880   7.53 to 19.76    $5,417,524       0.80%   0.50% to 1.40%    35.13% to 37.13%
        2008                          337,485   5.71 to 14.58    $4,287,827       0.00%   0.50% to 1.40%   -46.91% to -46.17%
        2007                          353,644   16.05 to 27.39   $8,669,898       0.00%   0.50% to 1.40%    43.74% to 44.99%
        2006                          316,756   11.07 to 18.99   $5,516,568       0.00%   0.50% to 1.40%    15.68% to 16.67%

    International Fund
        2010                        1,212,282   8.19 to 17.33   $15,560,307       2.58%   0.50% to 1.40%    11.73% to 13.29%
        2009                        1,304,784   7.25 to 15.47   $16,433,805       1.93%   0.50% to 1.40%    31.92% to 33.66%
        2008                        1,295,590   5.53 to 11.69   $13,140,038       0.85%   0.50% to 1.40%   -45.60% to -45.08%
        2007                        1,353,156   10.78 to 21.43  $26,670,007       0.65%   0.50% to 1.40%    16.45% to 17.43%
        2006                        1,227,537   9.18 to 18.36   $21,164,022       1.43%   0.50% to 1.40%    23.33% to 24.46%

    Value Fund
        2010                        1,351,336   9.72 to 22.34   $25,846,393       2.21%   0.50% to 1.40%    11.86% to 13.42%
        2009                        1,017,241   8.59 to 19.92   $18,477,916       5.26%   0.50% to 1.40%    18.17% to 19.80%
        2008                        1,002,237   7.54 to 16.80   $15,683,190       2.44%   0.50% to 1.40%   -27.74% to -27.13%
        2007                          977,442   12.33 to 23.20  $21,332,296       1.59%   0.50% to 1.40%    -6.45% to -5.61%
        2006                          880,295   13.18 to 24.73  $20,610,685       1.26%   0.50% to 1.40%    17.00% to 18.05%

    Income & Growth Fund
        2010                          179,918   8.73 to 13.19    $1,982,303       1.49%   0.50% to 1.40%    12.57% to 13.86%
        2009                          182,151   7.67 to 11.66    $1,884,723       4.47%   0.50% to 1.40%    16.42% to 18.03%
        2008                          181,676   6.88 to 9.96     $1,767,576       2.08%   0.50% to 1.40%   -35.45% to -34.89%
        2007                          200,375   11.35 to 15.37   $3,033,407       1.85%   0.50% to 1.40%    -1.45% to -0.61%
        2006                          216,685   11.42 to 15.52   $3,316,030       1.68%   0.50% to 1.40%    15.48% to 16.53%

   MFS Variable Insurance Trust
    Growth Series
        2010                        1,262,661   6.99 to 14.76   $12,579,470       0.11%   0.50% to 1.40%    13.75% to 15.34%
        2009                        1,340,983   6.10 to 12.91   $13,641,268       0.23%   0.50% to 1.40%    35.76% to 37.71%
        2008                          893,304   4.45 to 9.46     $7,525,964       0.24%   0.50% to 1.40%   -38.29% to -37.76%
        2007                          924,603   7.15 to 15.26   $13,216,107       0.00%   0.50% to 1.40%    19.54% to 20.57%
        2006                          958,839   5.93 to 12.70   $11,600,497       0.00%   0.50% to 1.40%     6.43% to 7.43%

    Investors Trust Series
        2010                          124,498   9.34 to 12.88    $1,421,881       1.33%   0.50% to 1.40%    9.56% to 10.82%
        2009                          135,473   8.43 to 11.75    $1,461,656       1.59%   0.50% to 1.40%    25.16% to 26.96%
        2008                          136,107   6.79 to 9.39     $1,223,835       0.86%   0.50% to 1.40%   -34.01% to -33.39%
        2007                          145,254   11.59 to 14.23   $1,980,718       0.84%   0.50% to 1.40%     8.79% to 9.75%
        2006                          154,359   10.56 to 13.08   $1,931,782       0.48%   0.50% to 1.40%    11.46% to 12.46%

    New Discovery Series
        2010                          489,753   13.44 to 30.07  $10,670,420       0.00%   0.50% to 1.40%    34.46% to 36.34%
        2009                          324,990   9.88 to 22.25    $5,873,746       0.00%   0.50% to 1.40%    60.90% to 63.13%
        2008                          428,452   6.19 to 13.76    $5,411,177       0.00%   0.50% to 1.40%   -40.18% to -39.66%
        2007                          315,893   10.64 to 22.88   $6,841,325       0.00%   0.50% to 1.40%     1.14% to 2.01%
        2006                          325,086   10.43 to 22.52   $7,112,418       0.00%   0.50% to 1.40%    11.68% to 12.67%

    Research Series
        2010                          301,192   9.62 to 14.00    $3,623,945       0.94%   0.50% to 1.40%    14.30% to 15.90%
        2009                          326,000   8.32 to 12.19    $3,637,241       1.37%   0.50% to 1.40%    28.73% to 30.51%
        2008                          351,987   6.57 to 9.42     $3,229,160       0.54%   0.50% to 1.40%   -36.97% to -36.39%
        2007                          392,975   10.58 to 14.87   $5,759,688       0.70%   0.50% to 1.40%    11.62% to 12.67%
        2006                          413,983   9.39 to 13.26    $5,420,357       0.49%   0.50% to 1.40%     9.00% to 9.89%

    Total Return Series
        2010                           19,425   9.37 to 10.30      $185,995       3.49%   0.50% to 1.40%     8.41% to 9.93%
        2009                           12,267   8.65 to 9.37       $107,239       4.10%   0.50% to 1.40%    16.39% to 17.97%
        2008                            7,283   7.43 to 7.94        $54,520       1.85%   0.50% to 1.40%   -23.16% to -22.53%
        2007                              614   9.67 to 9.72         $5,959       0.00%   0.50% to 1.40%    -3.30% to -2.80%

    Utilities Series
        2010                          290,698   9.27 to 9.84     $2,822,225       4.04%   0.50% to 1.40%    12.24% to 13.81%
        2009                          291,019   8.15 to 8.69     $2,504,063       4.46%   0.50% to 1.40%    31.46% to 33.14%
        2008                          183,344   6.12 to 6.55     $1,194,358       1.55%   0.50% to 1.40%   -38.59% to -38.03%
        2007                           62,536   10.52 to 10.57     $659,438       0.00%   0.50% to 1.40%     5.20% to 5.70%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2010                          652,509   8.76 to 17.45   $10,117,340       0.56%   0.50% to 1.40%    15.79% to 17.41%
        2009                          670,325   7.48 to 15.00    $9,374,073       0.95%   0.50% to 1.40%    17.29% to 18.98%
        2008                          692,892   6.74 to 12.73    $8,396,938       1.51%   0.50% to 1.40%   -37.32% to -36.77%
        2007                          728,419   13.29 to 20.20  $14,240,492       1.25%   0.50% to 1.40%     2.00% to 2.95%
        2006                          744,797   13.03 to 19.70  $14,247,013       1.32%   0.50% to 1.40%    15.72% to 16.66%

    Mid-Cap Value Portfolio
        2010                          561,805   9.53 to 25.60   $12,942,412       0.39%   0.50% to 1.40%    23.70% to 25.43%
        2009                          611,409   7.62 to 20.52   $12,081,813       0.46%   0.50% to 1.40%    24.88% to 26.71%
        2008                          675,933   6.42 to 16.28   $10,682,778       1.27%   0.50% to 1.40%   -40.22% to -39.68%
        2007                          747,403   13.60 to 26.99  $19,623,648       0.47%   0.50% to 1.40%    -0.79% to 0.07%
        2006                          699,339   13.70 to 27.07  $18,531,601       0.51%   0.50% to 1.40%    10.67% to 11.69%

    International Opportunities Portfolio
        2010                          479,772   8.47 to 14.86    $5,778,833       0.89%   0.50% to 1.40%    19.55% to 21.22%
        2009                          509,014   7.01 to 12.43    $5,208,258       1.55%   0.50% to 1.40%    44.85% to 47.01%
        2008                          510,049   5.21 to 8.58     $3,617,364       0.57%   0.50% to 1.40%   -52.17% to -51.74%
        2007                          561,603   12.06 to 17.94   $8,381,975       0.92%   0.50% to 1.40%     3.14% to 4.15%
        2006                          531,323   11.58 to 17.37   $7,649,418       0.46%   0.50% to 1.40%    27.32% to 28.52%

    Capital Structure Portfolio
        2010                           12,361   9.45 to 10.76      $120,003       3.32%   0.50% to 1.40%    13.18% to 14.77%
        2009                           14,493   8.35 to 9.37       $122,203       3.90%   0.50% to 1.40%    21.70% to 23.36%
        2008                           10,780   6.86 to 7.60        $74,280       6.26%   0.50% to 1.40%   -27.18% to -26.61%
        2007                            4,399   9.42 to 9.47        $41,530       5.65%   0.50% to 1.40%    -5.80% to -5.30%

   Alger Fund
    Large Cap Growth Portfolio
        2010                        1,239,146   7.96 to 12.49   $10,117,273       0.91%   0.50% to 1.40%    11.82% to 13.39%
        2009                        1,513,751   7.09 to 11.17   $10,963,637       0.65%   0.50% to 1.40%    45.58% to 47.61%
        2008                        1,557,697   4.85 to 7.67     $7,741,324       0.23%   0.50% to 1.40%   -46.92% to -46.42%
        2007                        1,585,231   9.08 to 14.45   $14,673,255       0.34%   0.50% to 1.40%    18.35% to 19.41%
        2006                        1,346,039   7.64 to 12.22   $10,461,666       0.12%   0.50% to 1.40%     3.69% to 4.61%

    Mid Cap Growth Portfolio
        2010                          670,249   7.72 to 12.33    $6,914,381       0.00%   0.50% to 1.40%    17.74% to 19.38%
        2009                          724,562   6.48 to 10.47    $6,479,792       0.00%   0.50% to 1.40%    49.57% to 51.74%
        2008                          782,137   4.73 to 7.00     $4,679,573       0.17%   0.50% to 1.40%   -58.92% to -58.59%
        2007                          789,015   14.31 to 17.04  $11,389,000       0.00%   0.50% to 1.40%    29.78% to 30.82%
        2006                          778,361   10.97 to 13.14   $8,615,830       0.00%   0.50% to 1.40%     8.62% to 9.66%

    Capital Appreciation Portfolio
        2010                          876,985   9.54 to 17.05    $8,539,862       0.44%   0.50% to 1.40%    12.45% to 14.03%
        2009                          958,937   8.39 to 15.16    $8,265,722       0.00%   0.50% to 1.40%    48.95% to 51.01%
        2008                        1,042,714   5.67 to 10.18    $5,996,510       0.00%   0.50% to 1.40%   -45.88% to -45.39%
        2007                        1,126,168   10.42 to 18.81  $11,917,522       0.00%   0.50% to 1.40%    31.07% to 32.96%
        2006                        1,054,775   7.87 to 14.28    $8,452,271       0.00%   0.50% to 1.40%    17.65% to 19.35%

    SmallCap Growth Portfolio
        2010                          645,098   9.77 to 16.33    $6,603,653       0.00%   0.50% to 1.40%    23.57% to 24.98%
        2009                          718,168   7.82 to 13.21    $5,934,640       0.00%   0.50% to 1.40%    43.46% to 45.54%
        2008                          771,360   5.61 to 9.21     $4,438,741       0.00%   0.50% to 1.40%   -47.34% to -46.89%
        2007                          886,475   10.61 to 17.49   $9,606,349       0.00%   0.50% to 1.40%    14.95% to 16.67%
        2006                          899,227   9.13 to 15.12    $8,441,665       0.00%   0.50% to 1.40%    18.40% to 20.24%

   Invesco Variable Insurance Funds
    Financial Services Fund
        2010                          107,366   5.41 to 6.51       $646,910       0.14%   0.50% to 1.40%    8.79% to 10.32%
        2009                          117,610   4.95 to 5.91       $647,049       3.47%   0.50% to 1.40%    25.56% to 27.55%
        2008                          112,331   3.96 to 4.63       $323,569       2.84%   0.50% to 1.40%   -59.96% to -59.66%
        2007                          125,008   9.89 to 11.08    $1,352,748       1.88%   0.50% to 1.40%   -23.33% to -22.63%
        2006                          119,437   12.90 to 14.32   $1,676,905       1.54%   0.50% to 1.40%    14.91% to 15.86%

    Global Health Care Fund
        2010                          103,065   6.87 to 13.19    $1,288,385       0.00%   0.50% to 1.40%     3.84% to 5.29%
        2009                           95,475   6.54 to 12.59    $1,164,469       0.32%   0.50% to 1.40%    19.69% to 27.68%
        2008                          115,741   7.67 to 9.91     $1,125,638       0.00%   0.50% to 1.40%   -29.61% to -28.96%
        2007                          129,368   12.46 to 13.95   $1,770,058       0.00%   0.50% to 1.40%    6.14% to 11.24%
        2006                          132,604   11.29 to 12.54   $1,692,934       0.00%   0.50% to 1.40%     3.77% to 8.97%

    International Growth Fund
        2010                          555,950   8.78 to 9.44     $5,011,954       2.77%   0.50% to 1.40%    11.31% to 12.86%
        2009                          535,163   7.89 to 8.37     $4,296,126       1.60%   0.50% to 1.40%    33.47% to 35.16%
        2008                          455,018   5.91 to 6.19     $2,711,172       0.81%   0.50% to 1.40%   -48.35% to -48.32%
        2007                          231,201   10.06 to 10.11   $2,333,557       0.68%   0.50% to 1.40%     0.60% to 1.10%

   Van Eck Worldwide Insurance Trust
    Global Hard Assets Fund
        2010                          571,389   9.08 to 44.61   $18,167,360       0.39%   0.50% to 1.40%    27.45% to 29.23%
        2009                          466,487   7.02 to 34.69   $13,809,699       0.23%   0.50% to 1.40%    55.35% to 57.50%
        2008                          353,372   4.46 to 22.13    $7,541,921       0.34%   0.50% to 1.40%   -46.86% to -46.40%
        2007                          354,287   32.82 to 41.29  $14,276,656       0.10%   0.50% to 1.40%    42.40% to 44.62%
        2006                          289,879   22.90 to 28.55   $8,136,910       0.06%   0.50% to 1.40%    22.77% to 24.72%

    Worldwide Real Estate Fund
        2009                                0   6.06 to 7.40             $0       0.00%   0.50% to 1.40%    41.35% to 43.32%
        2008                          170,826   4.71 to 5.19       $883,177       5.81%   0.50% to 1.40%   -55.68% to -55.30%
        2007                          174,236   11.44 to 11.61   $2,013,027       0.98%   0.50% to 1.40%    -0.52% to 0.35%
        2006                          142,282   11.50 to 11.57   $1,642,088       0.00%   0.50% to 1.40%    15.00% to 15.70%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2010                        1,801,778   12.49 to 15.39  $26,443,080       2.78%   0.50% to 1.40%     6.61% to 8.10%
        2009                        1,970,394   11.56 to 14.31  $27,862,716       4.83%   0.50% to 1.40%    12.46% to 14.08%
        2008                        1,819,366   10.13 to 12.61  $22,479,921       4.98%   0.50% to 1.40%     3.39% to 4.30%
        2007                        1,207,033   11.50 to 12.09  $14,304,515       4.70%   0.50% to 1.40%     7.28% to 8.24%
        2006                          886,475   10.72 to 11.17   $9,745,775       4.48%   0.50% to 1.40%     2.74% to 3.31%

    Low Duration Portfolio
        2010                          166,245   11.84 to 13.22   $2,163,896       1.73%   0.50% to 1.40%     3.83% to 5.03%
        2009                          169,222   11.10 to 12.62   $2,102,392       3.50%   0.50% to 1.40%    11.74% to 13.35%
        2008                          165,525   9.79 to 11.19    $1,838,160       4.27%   0.50% to 1.40%    -1.75% to -0.89%
        2007                          158,305   10.71 to 11.29   $1,774,207       4.52%   0.50% to 1.40%     2.88% to 6.91%
        2006                          141,883   10.28 to 10.57   $1,490,374       3.97%   0.50% to 1.40%     2.62% to 3.40%

    High Yield Portfolio
        2010                          177,139   12.09 to 16.72   $2,773,483      18.01%   0.50% to 1.40%    12.88% to 14.46%
        2009                          164,574   10.56 to 14.68   $2,388,610      12.72%   0.50% to 1.40%    38.48% to 40.41%
        2008                          125,391   7.52 to 10.51    $1,292,791       8.29%   0.50% to 1.40%   -24.61% to -23.90%
        2007                          134,868   12.23 to 13.81   $1,829,459       7.45%   0.50% to 1.40%     1.47% to 2.57%
        2006                          119,742   11.98 to 13.41   $1,582,985       6.43%   0.50% to 1.40%    7.55% to 10.20%

    Real Return Portfolio
        2010                          401,304   11.39 to 15.01   $5,873,537       1.62%   0.50% to 1.40%     6.61% to 8.10%
        2009                          409,876   10.53 to 13.95   $5,612,147       3.06%   0.50% to 1.40%    16.75% to 18.36%
        2008                          386,417   8.90 to 11.84    $4,495,899       4.03%   0.50% to 1.40%    -8.30% to -7.57%
        2007                          324,306   11.69 to 12.81   $4,087,737       4.55%   0.50% to 1.40%    9.15% to 11.10%
        2006                          281,314   10.71 to 11.63   $3,227,004       4.36%   0.50% to 1.40%    -0.70% to -0.26%

    Stocks Plus Growth and Income
        2009                                -   5.71 to 6.00             $0       0.00%   0.50% to 1.40%    -1.34% to 1.11%
        2008                                -   5.93 to 5.98         $1,626       0.00%   0.50% to 1.40%          n/a

    SmallCap Stocks Plus Total Return
        2009                            2,158   8.94 to 9.14             $0      19.40%   0.50% to 1.40%    30.35% to 31.94%
        2008                            1,642   6.87 to 6.93        $11,320       4.33%   0.50% to 1.40%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2010                          312,785   8.57 to 11.51    $2,766,214       0.60%   0.50% to 1.40%    28.32% to 30.12%
        2009                          374,699   6.68 to 8.84     $2,556,517       1.20%   0.50% to 1.40%    25.81% to 27.63%
        2008                          339,271   5.31 to 6.93     $1,825,680       0.76%   0.50% to 1.40%   -34.85% to -34.42%
        2007                          308,589   8.15 to 8.28     $2,537,465      16.64%   0.50% to 1.40%   -17.68% to -16.89%
        2006                           93,125   9.90 to 9.96       $925,229       0.00%   0.50% to 1.40%    -1.00% to -0.37%

    Large Cap Value Fund
        2010                          476,487   7.63 to 8.64     $3,764,457       0.89%   0.50% to 1.40%    9.66% to 11.20%
        2009                          586,858   6.95 to 7.77     $4,169,697       1.91%   0.50% to 1.40%    16.68% to 18.38%
        2008                          458,759   5.96 to 6.56     $2,757,610       3.25%   0.50% to 1.40%   -35.43% to -34.84%
        2007                          192,047   9.23 to 9.27     $1,777,607      22.11%   0.50% to 1.40%    -7.70% to -7.30%

   Neuberger Berman Advisors Management Trust
    Regency Portfolio
        2010                           21,934   9.85 to 10.39      $223,342       0.61%   0.50% to 1.40%    24.44% to 26.18%
        2009                           11,332   7.91 to 8.27        $92,288       0.62%   0.50% to 1.40%    44.64% to 46.51%
        2008                           46,000   5.41 to 5.67       $258,257       1.24%   0.50% to 1.40%   -46.58% to -46.15%
        2007                           50,874   10.24 to 10.53     $531,953       4.32%   0.50% to 1.40%     0.69% to 2.83%
        2006                           23,315   10.06 to 10.24     $238,137       0.00%   0.50% to 1.40%     1.70% to 2.40%

   Premier VIT
    NACM Small Cap Portfolio
        2010                                0       0.00                 $0       0.21%   0.50% to 1.40%    13.04% to 13.49%
        2009                           45,527   6.78 to 7.08       $314,436       0.06%   0.50% to 1.40%    13.97% to 15.55%
        2008                           54,979   5.95 to 6.13       $332,420       0.00%   0.50% to 1.40%   -42.46% to -41.94%
        2007                           37,077   10.34 to 10.49     $385,849       0.00%   0.50% to 1.40%    -0.67% to 0.19%
        2006                           41,855   10.41 to 10.47     $437,004       0.00%   0.50% to 1.40%     4.10% to 4.70%

   Profunds VP
    Japan
        2010                           15,881   4.90 to 6.57        $80,823       0.00%   0.50% to 1.40%    -7.82% to -6.53%
        2009                            9,770   5.31 to 7.03        $52,902       0.72%   0.50% to 1.40%    8.84% to 10.41%
        2008                           12,576   4.88 to 6.37        $61,897      17.00%   0.50% to 1.40%   -41.70% to -41.14%
        2007                            8,415   8.37 to 8.41        $70,629       0.00%   0.50% to 1.40%   -16.30% to -15.90%

    Oil & Gas
        2010                          163,653   6.90 to 9.26     $1,441,372       0.50%   0.50% to 1.40%    16.14% to 17.76%
        2009                          187,460   5.86 to 7.90     $1,532,031       0.00%   0.50% to 1.40%    2.11% to 14.87%
        2008                          138,261   5.74 to 6.88       $943,914       0.00%   0.50% to 1.40%   -37.86% to -37.23%
        2007                           32,711   10.91 to 10.96     $357,927       0.00%   0.50% to 1.40%     9.10% to 9.60%

    Small-Cap
        2010                          139,522   8.32 to 10.43    $1,243,578       0.05%   0.50% to 1.40%    20.42% to 22.10%
        2009                           29,883   6.91 to 8.54       $221,592       0.24%   0.50% to 1.40%    18.76% to 20.48%
        2008                           27,115   5.82 to 7.09       $158,936       0.00%   0.50% to 1.40%   -31.69% to -31.07%
        2007                            6,275   8.52 to 8.56        $53,582       0.00%   0.50% to 1.40%   -14.80% to -14.40%

    Ultra Mid-Cap
        2010                           90,750   6.51 to 8.10       $618,076       0.00%   0.50% to 1.40%    47.61% to 49.67%
        2009                           38,155   4.41 to 5.41       $172,244       0.06%   0.50% to 1.40%    63.23% to 66.03%
        2008                           26,469   2.70 to 3.26        $71,736       1.59%   0.50% to 1.40%   -67.86% to -67.69%
        2007                           14,937   8.40 to 8.45       $125,780       0.00%   0.50% to 1.40%   -16.00% to -15.50%

   Vanguard Variable Insurance Funds
    Balanced
        2010                           48,575   10.20 to 10.58     $506,439       3.84%   0.50% to 1.40%    9.48% to 11.02%
        2009                           43,292   9.32 to 9.53       $408,802       4.08%   0.50% to 1.40%    21.19% to 22.97%
        2008                           28,195   7.69 to 7.75       $217,908       0.00%   0.50% to 1.40%          n/a

    Total Bond Market Index
        2010                           16,653   11.26 to 11.77     $192,136       1.91%   0.50% to 1.40%     5.03% to 6.50%
        2009                           13,469   10.72 to 11.08     $145,893       6.65%   0.50% to 1.40%     4.48% to 5.91%
        2008                           38,982   10.26 to 10.35     $402,638       0.00%   0.50% to 1.40%          n/a

    High Yield Bond
        2010                           22,419   11.52 to 12.10     $263,774      10.08%   0.50% to 1.40%    10.56% to 12.10%
        2009                           22,162   10.42 to 10.82     $233,944       7.31%   0.50% to 1.40%    36.94% to 38.76%
        2008                            1,345   7.61 to 7.68        $10,268       0.00%   0.50% to 1.40%          n/a

    International
        2010                          847,411   8.82 to 9.14     $7,609,345       1.36%   0.50% to 1.40%    14.13% to 15.72%
        2009                          428,651   7.72 to 7.90     $3,339,477       3.05%   0.50% to 1.40%    40.69% to 42.84%
        2008                          227,755   5.49 to 5.53     $1,252,399       0.00%   0.50% to 1.40%          n/a

    Mid-Cap Index
        2010                          536,560   10.00 to 10.37   $5,470,921       0.73%   0.50% to 1.40%    23.64% to 25.37%
        2009                          236,872   8.09 to 8.28     $1,933,730       1.42%   0.50% to 1.40%    38.32% to 40.26%
        2008                          134,238   5.85 to 5.90       $786,714       0.00%   0.50% to 1.40%          n/a

    REIT Index
        2010                          118,697   9.40 to 9.86     $1,135,310       3.18%   0.50% to 1.40%    26.48% to 28.25%
        2009                           55,505   7.43 to 7.71       $416,328       2.73%   0.50% to 1.40%    27.46% to 29.25%
        2008                           19,702   5.83 to 5.88       $115,341       0.00%   0.50% to 1.40%          n/a

    Small Company Growth
        2010                          335,082   11.08 to 12.32   $4,044,446       0.35%   0.50% to 1.40%    29.97% to 31.79%
        2009                          236,102   8.43 to 9.35     $2,176,091       0.90%   0.50% to 1.40%    37.47% to 39.33%
        2008                          142,004   6.65 to 6.71       $946,871       0.00%   0.50% to 1.40%          n/a

    Short Term Investment Grade
        2010                           74,941   11.02 to 11.46     $842,532       4.62%   0.50% to 1.40%     3.77% to 5.22%
        2009                           62,384   10.62 to 10.92     $670,277       3.61%   0.50% to 1.40%    12.28% to 13.86%
        2008                              994   9.46 to 9.54         $9,432       0.00%   0.50% to 1.40%          n/a

    Total Stock Market Index
        2010                           38,359   9.34 to 9.79       $368,603       3.49%   0.50% to 1.40%    15.49% to 17.11%
        2009                           49,988   7.99 to 8.36       $412,374      10.76%   0.50% to 1.40%    26.55% to 28.22%
        2008                           12,115   6.46 to 6.52        $78,662       0.00%   0.50% to 1.40%          n/a

        *   The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets.  This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.
            The recognition of investment income is affected by the timing of the declaration of dividends.

        **  The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.
pvul_partc.htm - Midland National Life Insurance Company

PART C

OTHER INFORMATION

Item 26.      Exhibits

(a)   Board of Directors Resolutions.

Resolution of the Board of Directors of Midland National Life establishing the Separate Account A (2)

(b)   Custodian Agreements.  Not Applicable

(c)   Underwriting Contracts.

1)     Principal Underwriting Agreement (9)

2)     Selling Agreement (9)

3)     Commission schedule (9)

(d)   Contracts.

        Form of Policy (6)

(e)   Applications.

               Application Form. (5)

(f)    Depositor’s Certificate of Incorporation and By-Laws.

1)     Articles of Incorporation of Midland National Life. (2)

2)     By-Laws of Midland National Life. (2)

(g)   Reinsurance Contracts.

                Form of Reinsurance Contracts (9)

(h)   Participation Agreements.

1. (a)   Form of Participation Agreements between Midland National Life Insurance Company and Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

    (b)   Amendments to Participation Agreements for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

    (c)   Form of Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation/Variable Insurance Products Fund III. (2)

(d)   Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc. (1)

    (e)   Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series Funds, Inc. (3)

    (f)    Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. (4)

    (g)   Form of Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (3)

    (h)   Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (7)

(i)    Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products  Fund III. (7)

(j)    Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Global Worldwide Insurance Trust. (8)

(k)   Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(l)    Form of Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc. (13)

(m)  Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust. (11)

(n)   Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT. (11)

(o)   Form of Participation Agreement between Midland National Life Insurance Company and Neuberger Berman Advisers Management Trust. (11)

(p)   Amendments to Participation Agreement for Van Eck Global Worldwide Insurance Trust. (12)

(q)   Amendment to Participation Agreement for Goldman Sachs Variable Insurance Trust. (13)

(r)    Amendment to Participation Agreement between Midland National Life Insurance Company and Premier VIT (formerly PIMCO Advisors VIT) and Allianz Global Investors Distributors LLC. (14)

(s)   Form of Participation Agreement between Midland National Life Insurance Company and ProFund Advisors, LLC. (15)

(t)      Amendment to Participation Agreement for ProFund Advisors, LLC. (17)

(u)     Participation Agreement between Midland National Life Insurance Company and Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation. (17)

(v)     Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (18)

(w)    Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and Allianz Global Investors Distributors LLC (“AGID”). (20)

(x)      Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust. (20)

(y)     Amendment to Participation Agreement between Midland National Life Insurance Company and Invesco Aim Distributors, Inc. (20)

(i)    Administrative Contracts. Not Applicable.

(j)    Other Material Contracts.

(a)     AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance Company and A I M Investment Services, Inc.   (16)

(b)     Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (16)

(c)     Shareholder Information Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc.   (16)

(d)     SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (16)

(e)     Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (16)

(f)      Rule 22c-2 Agreement between Midland National and Lord Abbett Distributor LLC.  (16)

(g)     Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (16)

(h)     Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management Inc.  (16)

(i)       Rule 22c-2 Amendment to Participation Agreement between Midland National and Allianz Global Investors Distributors, Inc., principal underwriters for Premier VIT and PIMCO Variable Insurance Trust.  (16)

(j)       Shareholder Information Agreement between Midland National and Van Eck Securities Corporation.  (16)

(k)   Legal Opinion.

1)       Opinion and Consent (21)

2)       Power of Attorney (21)

(l)    Actuarial Opinion.  Not Applicable

(m)  Calculation of Illustrations (10)

(n)   Other Opinions.

1)     Consent of Sutherland Asbill & Brennan LLP (21)

2)     Consent of Independent Registered Public Accounting Firm (21)

(o)   Omitted Financial Statements.  Not Applicable.

(p)   Initial Capital Agreements.  Not Applicable.

(q)   Redeemability Exemption.  Memorandum describing Midland National Life’s issuance, transfer and redemption procedures for the Policy. (19)

__________

(1)     Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 filed on April 23, 1997 (File No. 333-14061)

(2)     Incorporated herein by reference to Post-Effective Amendment No. 1 for Form S-6 on April 28, 1998 (File No. 333-14061)

(3)     Incorporated herein by reference to Post-Effective Amendment No. 3 for Form S-6 on April 29, 1999 (File No. 333-14061)

(4)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on August 31, 1999 (File No. 333-80975)

(5)     Incorporated herein by reference to Post-Effective Amendment No. 4 for Form S-6 on February 17, 2000 (File No. 333-14061)

(6)     Incorporated herein by reference to Post-Effective Amendment No. 5 for Form S-6 on April 28, 2000 (File No. 333-14061)

(7)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

(8)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on January 14, 2002 (File No. 333-71800)

(9)     Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No. 333-14061)

(10)   Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2004 (File No. 333-14081)

(11)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)

(12)   Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on November 24, 2004 (File No. 333-108437)

(13)   Incorporated herein by reference to Post-Effective Amendment No. 10 for Form N-6 on April 26, 2006 (File No. 333-58300)

(14)   Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 26, 2007 (File No. 333-58300)

(15)     Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 28, 2006 (File No. 333-128910)

(16)     Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-6 on April 25, 2008 (File No. 333-58300)

(17)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 29, 2009 (File No. 333-148111)

(18)     Incorporated herein by reference to Post-Effective Amendment No. 18 for Form N-4 on April 28, 2010 (File No. 333-71800)

(19)     Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-6 on April 27, 2011 (File No. 333-148824)

(20)     Incorporated herein by reference to Post-Effective Amendment No. 19 for Form N-4 on April 27, 2011 (File No. 333-71800)

(21)     Filed herewith

(22) To be filed by amendment

Item 27.  Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Michael M. Masterson***................	Chairman - Director
John J. Craig II***............................................	Senior Vice President & Treasurer - Director
Robert W. Korba..................................................	Director
David E. Sams............................................................	Director
Roland C. Baker...................................................................................	Director
Willard Bunn, III.................................................................................	Director
William D. Heinz..................................................................................	Director
Esfandyar E. Dinshaw**...........................	Chief Executive Officer – Director
Steven C. Palmitier***..........................	President and Chief Operating Officer – Director
Cindy Reed**........................................................	President, Annuity Division
Robert R. TeKolste...........................................	Executive Vice President
Stephen P. Horvat, Jr***............	Senior Vice President –Legal
Donald T. Lyons **........................................	Senior Vice President and Corporate Actuary
David Shaw **.........................................................	Senior Vice President and Chief Information Officer
Melody R.J. Jensen....................................	Vice President, General Counsel, and Secretary
Daniel M. Kiefer..................................................	Vice President and Chief Financial Officer
Rebecca L. Luloff**................................	Vice President, Chief Administration Officer & Assistant Secretary
Brent A. Mardis**	Vice President, Chief Risk & Compliance Officer
Robert W. Buchanan....................................	Vice President, New Business & Underwriting
Timothy A. Reuer.................................................	Vice President, Product Development
Teri L. Ross**............................................................	Vice President, Variable Services
Ronald J. Markway**..................................	Vice President, New Business – Annuity Division

Michael L. Yanacheak**.........................................	2nd Vice President, Product Development, Annuity Division
Gregory S. Helms...................................................	2nd Vice President, Policy Change & Accounting
Diana Ronald**......................................................	2nd Vice President, Client Services & Claims and Benefits
Teresa A. Silvius***...............................................................................................................	Assistant Vice President Variable Compliance & 38a-1 CCO
Richard T. Hicks..................................................................................	Assistant Vice President, Systems Administration & Policy Accounting
Randy D. Shaull..................................................................................	Assistant Vice President & Actuary

 *     Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

Item 28.  Persons Controlled by or Under Common Control With the Depositor or Registrant –

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2010, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CISI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BII
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V. (BESA)	Mexico	99% by BEI 1% by BEMI
Briggs International, Inc. (BII)	Delaware	100% by CISI
Cathedral Hill Hotel, Inc.	Delaware	100% by CISI
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Controladora Briggs de Mexico, S. de R.L. de C.V	Mexico	99% by BEI 1% by BEMI
Crestpark LP, Inc.	Delaware	100% by CISI
Environment Plastic Solutions, Inc.	Delaware	100% by CISI
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	41% by SAI
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V. (YALESA)	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by CISI
Parkway Mortgage, Inc.	Delaware	100% by CISI
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc.	Delaware	100% by CISI
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEI
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Income Properties, Inc.	Delaware	100% by CISI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by CISI
Sammons Realty Corporation (SRC)	Delaware	100% by CISI
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Sponsor Investments, L.L.C.	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by SRC
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

Item 29.      Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and  employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by  controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Item 30.      Principal Underwriter—

 (a)  Other Activity.   In addition to Midland National Life Separate Account A, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for variable annuity contracts issued through Midland National Life Separate Account C.

    (b)  Management.  The directors and principal officers of Sammons Securities Company LLC are as follows:

Name and Principal Business Address*	Positions and Offices with Sammons Securities Company, LLC
Steve Palmitier 525 West Van Buren Chicago, IL 60607	Chairman & Chief Executive Officer
Jerome S. Rydell	Vice Chairman

John A. McClellan	Co-Chief Compliance Officer, Municipal Securities Principal
Teri L. Ross Annuity Division, 4350 Westown Parkway West Des Moines, IA 50266	Co-Chief Compliance Officer
Cindy Reed Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266	President
Jan R. Elcock One Sammons Plaza, Sioux Falls, SD 57193-9991	Vice President, Compliance & Operations
Gerald R. Blair 525 West Van Buren Chicago, IL 60607	Vice President & Chief Marketing Officer
Brandon D. Rydell	Vice President & Chief Financial Officer

    * Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is: 4261 Park Road,  Ann Arbor  MI  48103

(c)  Compensation From the Registrant.  The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation*
Sammons Securities Company, LLC	$3,349,631	None	N/A	$36,540

* Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland National’s variable universal life insurance policies issued through Separate Account A.  In exchange for the underwriting fee,

Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Item 31.      Location of Accounts and Records

                    The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at One Sammons Plaza Sioux Falls, SD  57193 and Sammons Financial Group, 525 W. Van Buren, Chicago, IL  60607.

Item 32.      Management Services

All management contracts are discussed in Part A or Part B.

Item 33.      Fee Representation

Midland National Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Midland National Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account A, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 27th day of  April, 2011.

         By:  MIDLAND NATIONAL LIFE

                                                                                                                       SEPARATE ACCOUNT A (REGISTRANT)

Attest:  /s/ *                                                                                    By:            /s/*

                                                                                                                                 Michael M. Masterson

                                                                                                                                    Chairman of the Board

        By:  MIDLAND NATIONAL LIFE

               INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/ *                                                                                    By:            /s/*

                                                                                                                                 Michael M. Masterson

                                                                                                                                    Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                      Signatures                                                                         Title

/s/  *                                                                        Chairman of the Board of Directors,

      MICHAEL M. MASTERSON                       Director

/s/  *                                                                        Director, Chief Executive Officer

      Esfandyar E. Dinshaw                         (Principal Executive Officer)

/s/  *                                                                        Director, Senior Vice President

      JOHN J. CRAIG, II

/s/  *                                                                        Director, President & Chief Operating Officer

      STEVEN C. PALMITIER

/s/  *                                                                       Director

      Willard Bunn, III

/s/  *                                                                        Director

      Roland C. Baker

/s/  *                                                                       Vice President & Chief Financial Officer

      Daniel M. Kiefer                                       (Principal Financial & Accounting Officer)

                                                                                Director

      ROBERT W. KORBA

                                                                                Director

      DAVID E. SAMS

                                                                                Director

      William D. Heinz

*By:  /s/                                                                  Date:  April 27, 2011

                                Teresa A. Silvius

                                Attorney-in-Fact

                                Pursuant to Power of Attorney

Registration No. 333-14081

POST EFFECTIVE AMENDMENT NO.  18

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

Exhibit Index

Item	Exhibit
26(k)	(1) Opinion and Consent of Counsel (2) Power of Attorney
26(n)	(1)Consent of Sutherland Asbill & Brennan LLP (2) Consent of Independent Registered Public Accounting Firm

April 27, 2011

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account A filed on form N-6 (File number 333-14081 Amendment 18) with the Securities and Exchange Commission covering flexible premium variable life insurance policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.        Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium variable life insurance contracts by the Department of Insurance of the State of Iowa.

2.        The Midland National Life Separate Account A is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.        The flexible premium variable life insurance contracts, when issued as contemplated by said Form N-6 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-6 Registration Statement.

Sincerely,

/s/

Stephen P. Horvat, Jr.

Senior Vice President – Legal

POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Stephen P. Horvat Jr., and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978) and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this __ _day of                       2011.

SIGNATURE                             DATE                SIGNATURE                                         DATE

/s/                                            1/27/11             /s/                                                        1/27/11

Michael M. Masterson                                        John J. Craig II

/s/                                            1/28/11             /s/                                                        1/27/11

Steven C. Palmitier                                            Esfandyar E. Dinshaw

/s/                                            1/26/11             /s/                                                        1/27/11

Roland C. Baker                                                Willard Bunn, III

/s/                                            1/26/11

Daniel M. Kiefer

[Sutherland Letterhead]

April 27, 2011

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD 57193

Re:	VEUL, VEUL 2 and Premier VUL 1.1 Form N-6, File No. 333-14081 .

Gentlemen:

            We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 filed by Midland National Life Separate Account A for certain variable life insurance contracts (File No. 333-14081).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

     /s/   Frederick R. Bellamy

 Frederick R. Bellamy

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 (File No. 333-14081 and 811-05271) of our report dated April 25, 2011, relating to the financial statements and financial highlights of the Midland National Life Separate Account A and the report dated March 25, 2011, relating to the financial statements of the Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings “Financial Statements” and “Financial Matters” in such Registration Statement.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
April 27, 2011